UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392

(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2026

Date of reporting period:	August 31, 2026

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

PBLAX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.93%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	Class A Shares with maximum sales charge $37,581	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	9,450	10,000	10,000
10/16	9,523	10,008	10,037
11/16	9,383	9,813	9,801
12/16	9,394	10,200	10,014
1/17	9,457	10,391	10,138
2/17	9,818	10,600	10,480
3/17	10,173	11,010	10,915
4/17	10,489	11,134	11,294
5/17	10,771	11,276	11,587
6/17	10,731	11,355	11,557
7/17	11,064	11,580	11,864
8/17	11,228	11,616	12,082
9/17	11,369	11,863	12,239
10/17	11,831	12,135	12,713
11/17	12,074	12,505	13,099
12/17	12,134	12,645	13,201
1/18	13,113	13,339	14,136
2/18	12,696	12,849	13,765
3/18	12,528	12,558	13,388
4/18	12,742	12,600	13,435
5/18	13,113	12,922	14,024
6/18	13,258	13,005	14,159
7/18	13,693	13,454	14,574
8/18	14,198	13,918	15,371
9/18	14,261	13,971	15,457
10/18	13,050	12,982	14,075
11/18	13,456	13,246	14,224
12/18	12,457	12,040	13,001
1/19	13,584	13,049	14,170
2/19	14,085	13,491	14,677
3/19	14,649	13,726	15,095
4/19	15,488	14,280	15,777
5/19	14,793	13,370	14,780
6/19	15,676	14,308	15,795
7/19	15,901	14,531	16,152
8/19	16,008	14,265	16,028
9/19	15,795	14,512	16,030
10/19	16,158	14,819	16,482
11/19	16,778	15,379	17,213
12/19	17,227	15,824	17,732
1/20	17,973	15,841	18,129
2/20	16,886	14,546	16,894
3/20	14,921	12,624	15,232
4/20	17,187	14,292	17,486
5/20	18,393	15,046	18,660
6/20	19,048	15,379	19,473
7/20	20,273	16,279	20,971
8/20	22,172	17,474	23,135
9/20	21,098	16,836	22,046
10/20	20,325	16,430	21,298
11/20	22,493	18,364	23,478
12/20	23,170	19,141	24,558
1/21	22,391	18,983	24,376
2/21	23,096	19,533	24,371
3/21	23,577	20,272	24,789
4/21	25,542	21,364	26,476
5/21	25,563	21,465	26,110
6/21	27,047	22,003	27,748
7/21	27,921	22,460	28,662
8/21	28,863	23,110	29,734
9/21	27,359	22,048	28,069
10/21	29,243	23,578	30,500
11/21	28,626	23,262	30,686
12/21	28,921	24,204	31,335
1/22	26,234	22,840	28,646
2/22	24,677	22,213	27,429
3/22	25,213	22,962	28,502
4/22	21,939	20,916	25,060
5/22	21,852	20,884	24,478
6/22	22,468	20,917	25,244
8/22	21,258	20,114	24,068
9/22	19,984	19,717	22,998
10/22	21,316	20,783	24,046
11/22	19,976	19,575	22,205
12/22	21,689	20,887	24,056
1/23	20,865	20,390	23,770
2/23	21,726	21,035	25,395
3/23	22,222	21,296	25,646
4/23	22,659	21,395	26,814
5/23	24,322	22,840	28,648
6/23	25,015	23,625	29,613
7/23	25,117	23,212	29,347
9/23	23,673	22,121	27,751
10/23	23,666	21,587	27,356
11/23	26,736	23,603	30,338
12/23	27,852	24,768	31,682
1/24	28,574	25,113	32,472
2/24	30,018	26,469	34,688
3/24	30,616	27,318	35,298
4/24	29,303	26,155	33,801
5/24	30,266	27,387	35,825
6/24	31,404	28,294	38,240
7/24	31,623	28,705	37,590
8/24	32,213	29,386	38,373
9/24	32,753	30,014	39,460
10/24	32,301	29,804	39,329
11/24	34,671	31,723	41,880
12/24	33,756	30,839	42,250
1/25	35,310	31,820	43,085
2/25	34,099	31,264	41,538
3/25	32,248	29,454	38,038
4/25	32,949	29,279	38,712
5/25	35,089	31,148	42,137
6/25	36,552	32,726	44,824
7/25	37,893	33,453	46,516
8/25	37,527	34,157	47,036
9/25	37,459	35,341	49,535
10/25	37,763	36,104	51,334
11/25	37,139	36,192	50,404
12/25	36,736	36,194	50,092
1/26	36,018	36,692	49,334
2/26	33,876	36,496	47,678
3/26	32,001	34,681	45,194
4/26	35,945	38,185	50,570
5/26	37,122	40,133	54,212
6/26	35,099	39,928	52,760
7/26	36,680	39,788	50,250
8/26	37,581	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	0.14%	5.42%	14.80%
Class A Shares Including Sales Charge	-5.37%	4.23%	14.16%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARA-0

Class C

PBLCX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.66%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	Class C Shares with maximum sales charge $37,463	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,073	10,008	10,037
11/16	9,915	9,813	9,801
12/16	9,921	10,200	10,014
1/17	9,983	10,391	10,138
2/17	10,354	10,600	10,480
3/17	10,719	11,010	10,915
4/17	11,048	11,134	11,294
5/17	11,334	11,276	11,587
6/17	11,285	11,355	11,557
7/17	11,626	11,580	11,864
8/17	11,791	11,616	12,082
9/17	11,931	11,863	12,239
10/17	12,406	12,135	12,713
11/17	12,655	12,505	13,099
12/17	12,708	12,645	13,201
1/18	13,723	13,339	14,136
2/18	13,278	12,849	13,765
3/18	13,096	12,558	13,388
4/18	13,309	12,600	13,435
5/18	13,685	12,922	14,024
6/18	13,829	13,005	14,159
7/18	14,280	13,454	14,574
8/18	14,794	13,918	15,371
9/18	14,850	13,971	15,457
10/18	13,579	12,982	14,075
11/18	13,992	13,246	14,224
12/18	12,944	12,040	13,001
1/19	14,111	13,049	14,170
2/19	14,620	13,491	14,677
3/19	15,197	13,726	15,095
4/19	16,059	14,280	15,777
5/19	15,333	13,370	14,780
6/19	16,236	14,308	15,795
7/19	16,453	14,531	16,152
8/19	16,555	14,265	16,028
9/19	16,331	14,512	16,030
10/19	16,697	14,819	16,482
11/19	17,322	15,379	17,213
12/19	17,776	15,824	17,732
1/20	18,530	15,841	18,129
2/20	17,407	14,546	16,894
3/20	15,367	12,624	15,232
4/20	17,684	14,292	17,486
5/20	18,914	15,046	18,660
6/20	19,575	15,379	19,473
7/20	20,818	16,279	20,971
8/20	22,752	17,474	23,135
9/20	21,643	16,836	22,046
10/20	20,833	16,430	21,298
11/20	23,043	18,364	23,478
12/20	23,721	19,141	24,558
1/21	22,911	18,983	24,376
2/21	23,618	19,533	24,371
3/21	24,097	20,272	24,789
4/21	26,087	21,364	26,476
5/21	26,094	21,465	26,110
6/21	27,590	22,003	27,748
7/21	28,459	22,460	28,662
8/21	29,410	23,110	29,734
9/21	27,855	22,048	28,069
10/21	29,764	23,578	30,500
11/21	29,115	23,262	30,686
12/21	29,391	24,204	31,335
1/22	26,645	22,840	28,646
2/22	25,055	22,213	27,429
3/22	25,577	22,962	28,502
4/22	22,245	20,916	25,060
5/22	22,142	20,884	24,478
6/22	22,736	20,917	25,244
8/22	21,509	20,114	24,068
9/22	20,188	19,717	22,998
10/22	21,525	20,783	24,046
11/22	20,155	19,575	22,205
12/22	21,877	20,887	24,056
1/23	21,032	20,390	23,770
2/23	21,885	21,035	25,395
3/23	22,364	21,296	25,646
4/23	22,794	21,395	26,814
5/23	24,453	22,840	28,648
6/23	25,138	23,625	29,613
7/23	25,218	23,212	29,347
9/23	23,759	22,121	27,751
10/23	23,735	21,587	27,356
11/23	26,797	23,603	30,338
12/23	27,897	24,768	31,682
1/24	28,606	25,113	32,472
2/24	30,034	26,469	34,688
3/24	30,616	27,318	35,298
4/24	29,284	26,155	33,801
5/24	30,233	27,387	35,825
6/24	31,349	28,294	38,240
7/24	31,548	28,705	37,590
8/24	32,114	29,386	38,373
9/24	32,650	30,014	39,460
10/24	32,199	29,804	39,329
11/24	34,562	31,723	41,880
12/24	33,650	30,839	42,250
1/25	35,199	31,820	43,085
2/25	33,992	31,264	41,538
3/25	32,146	29,454	38,038
4/25	32,845	29,279	38,712
5/25	34,979	31,148	42,137
6/25	36,437	32,726	44,824
7/25	37,774	33,453	46,516
8/25	37,409	34,157	47,036
9/25	37,341	35,341	49,535
10/25	37,645	36,104	51,334
11/25	37,022	36,192	50,404
12/25	36,620	36,194	50,092
1/26	35,905	36,692	49,334
2/26	33,770	36,496	47,678
3/26	31,900	34,681	45,194
4/26	35,832	38,185	50,570
5/26	37,005	40,133	54,212
6/26	34,989	39,928	52,760
7/26	36,565	39,788	50,250
8/26	37,463	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	-0.57%	4.65%	14.12%
Class C Shares Including Sales Charge	-1.37%	4.65%	14.12%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARC-0

Class J

PBCJX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$77	0.77%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	Class J Shares with maximum sales charge $40,287	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,085	10,008	10,037
11/16	9,935	9,813	9,801
12/16	9,950	10,200	10,014
1/17	10,017	10,391	10,138
2/17	10,400	10,600	10,480
3/17	10,776	11,010	10,915
4/17	11,114	11,134	11,294
5/17	11,419	11,276	11,587
6/17	11,374	11,355	11,557
7/17	11,726	11,580	11,864
8/17	11,900	11,616	12,082
9/17	12,047	11,863	12,239
10/17	12,538	12,135	12,713
11/17	12,799	12,505	13,099
12/17	12,862	12,645	13,201
1/18	13,896	13,339	14,136
2/18	13,452	12,849	13,765
3/18	13,282	12,558	13,388
4/18	13,507	12,600	13,435
5/18	13,903	12,922	14,024
6/18	14,055	13,005	14,159
7/18	14,523	13,454	14,574
8/18	15,052	13,918	15,371
9/18	15,125	13,971	15,457
10/18	13,842	12,982	14,075
11/18	14,274	13,246	14,224
12/18	13,213	12,040	13,001
1/19	14,415	13,049	14,170
2/19	14,947	13,491	14,677
3/19	15,544	13,726	15,095
4/19	16,438	14,280	15,777
5/19	15,702	13,370	14,780
6/19	16,635	14,308	15,795
7/19	16,871	14,531	16,152
8/19	16,983	14,265	16,028
9/19	16,759	14,512	16,030
10/19	17,147	14,819	16,482
11/19	17,804	15,379	17,213
12/19	18,284	15,824	17,732
1/20	19,074	15,841	18,129
2/20	17,921	14,546	16,894
3/20	15,834	12,624	15,232
4/20	18,236	14,292	17,486
5/20	19,520	15,046	18,660
6/20	20,213	15,379	19,473
7/20	21,517	16,279	20,971
8/20	23,535	17,474	23,135
9/20	22,396	16,836	22,046
10/20	21,579	16,430	21,298
11/20	23,885	18,364	23,478
12/20	24,609	19,141	24,558
1/21	23,778	18,983	24,376
2/21	24,531	19,533	24,371
3/21	25,049	20,272	24,789
4/21	27,136	21,364	26,476
5/21	27,164	21,465	26,110
6/21	28,740	22,003	27,748
7/21	29,670	22,460	28,662
8/21	30,685	23,110	29,734
9/21	29,088	22,048	28,069
10/21	31,096	23,578	30,500
11/21	30,443	23,262	30,686
12/21	30,760	24,204	31,335
1/22	27,910	22,840	28,646
2/22	26,251	22,213	27,429
3/22	26,827	22,962	28,502
4/22	23,348	20,916	25,060
5/22	23,257	20,884	24,478
6/22	23,917	20,917	25,244
8/22	22,636	20,114	24,068
9/22	21,287	19,717	22,998
10/22	22,712	20,783	24,046
11/22	21,279	19,575	22,205
12/22	23,110	20,887	24,056
1/23	22,240	20,390	23,770
2/23	23,156	21,035	25,395
3/23	23,682	21,296	25,646
4/23	24,155	21,395	26,814
5/23	25,933	22,840	28,648
6/23	26,673	23,625	29,613
7/23	26,787	23,212	29,347
9/23	25,254	22,121	27,751
10/23	25,246	21,587	27,356
11/23	28,527	23,603	30,338
12/23	29,717	24,768	31,682
1/24	30,503	25,113	32,472
2/24	32,044	26,469	34,688
3/24	32,692	27,318	35,298
4/24	31,289	26,155	33,801
5/24	32,326	27,387	35,825
6/24	33,539	28,294	38,240
7/24	33,783	28,705	37,590
8/24	34,417	29,386	38,373
9/24	35,004	30,014	39,460
10/24	34,531	29,804	39,329
11/24	37,064	31,723	41,880
12/24	36,084	30,839	42,250
1/25	37,756	31,820	43,085
2/25	36,474	31,264	41,538
3/25	34,492	29,454	38,038
4/25	35,248	29,279	38,712
5/25	37,541	31,148	42,137
6/25	39,118	32,726	44,824
7/25	40,551	33,453	46,516
8/25	40,161	34,157	47,036
9/25	40,097	35,341	49,535
10/25	40,423	36,104	51,334
11/25	39,763	36,192	50,404
12/25	39,341	36,194	50,092
1/26	38,576	36,692	49,334
2/26	36,291	36,496	47,678
3/26	34,284	34,681	45,194
4/26	38,509	38,185	50,570
5/26	39,781	40,133	54,212
6/26	37,620	39,928	52,760
7/26	39,322	39,788	50,250
8/26	40,287	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	0.32%	5.60%	14.95%
Class J Shares Including Sales Charge	-0.52%	5.60%	14.95%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARJ-0

Institutional

PBCKX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	0.66%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $41,003	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,088	10,008	10,037
11/16	9,941	9,813	9,801
12/16	9,959	10,200	10,014
1/17	10,029	10,391	10,138
2/17	10,415	10,600	10,480
3/17	10,795	11,010	10,915
4/17	11,140	11,134	11,294
5/17	11,449	11,276	11,587
6/17	11,407	11,355	11,557
7/17	11,763	11,580	11,864
8/17	11,942	11,616	12,082
9/17	12,096	11,863	12,239
10/17	12,589	12,135	12,713
11/17	12,857	12,505	13,099
12/17	12,923	12,645	13,201
1/18	13,967	13,339	14,136
2/18	13,521	12,849	13,765
3/18	13,356	12,558	13,388
4/18	13,582	12,600	13,435
5/18	13,979	12,922	14,024
6/18	14,138	13,005	14,159
7/18	14,608	13,454	14,574
8/18	15,152	13,918	15,371
9/18	15,219	13,971	15,457
10/18	13,937	12,982	14,075
11/18	14,370	13,246	14,224
12/18	13,306	12,040	13,001
1/19	14,518	13,049	14,170
2/19	15,059	13,491	14,677
3/19	15,658	13,726	15,095
4/19	16,568	14,280	15,777
5/19	15,830	13,370	14,780
6/19	16,772	14,308	15,795
7/19	17,016	14,531	16,152
8/19	17,134	14,265	16,028
9/19	16,917	14,512	16,030
10/19	17,312	14,819	16,482
11/19	17,978	15,379	17,213
12/19	18,467	15,824	17,732
1/20	19,267	15,841	18,129
2/20	18,108	14,546	16,894
3/20	16,002	12,624	15,232
4/20	18,425	14,292	17,486
5/20	19,730	15,046	18,660
6/20	20,434	15,379	19,473
7/20	21,753	16,279	20,971
8/20	23,796	17,474	23,135
9/20	22,643	16,836	22,046
10/20	21,822	16,430	21,298
11/20	24,155	18,364	23,478
12/20	24,890	19,141	24,558
1/21	24,055	18,983	24,376
2/21	24,819	19,533	24,371
3/21	25,347	20,272	24,789
4/21	27,460	21,364	26,476
5/21	27,488	21,465	26,110
6/21	29,087	22,003	27,748
7/21	30,029	22,460	28,662
8/21	31,057	23,110	29,734
9/21	29,444	22,048	28,069
10/21	31,478	23,578	30,500
11/21	30,822	23,262	30,686
12/21	31,147	24,204	31,335
1/22	28,260	22,840	28,646
2/22	26,584	22,213	27,429
3/22	27,171	22,962	28,502
4/22	23,644	20,916	25,060
5/22	23,560	20,884	24,478
6/22	24,231	20,917	25,244
8/22	22,943	20,114	24,068
9/22	21,572	19,717	22,998
10/22	23,019	20,783	24,046
11/22	21,571	19,575	22,205
12/22	23,435	20,887	24,056
1/23	22,553	20,390	23,770
2/23	23,481	21,035	25,395
3/23	24,018	21,296	25,646
4/23	24,501	21,395	26,814
5/23	26,303	22,840	28,648
6/23	27,062	23,625	29,613
7/23	27,177	23,212	29,347
9/23	25,628	22,121	27,751
10/23	25,620	21,587	27,356
11/23	28,948	23,603	30,338
12/23	30,168	24,768	31,682
1/24	30,958	25,113	32,472
2/24	32,530	26,469	34,688
3/24	33,189	27,318	35,298
4/24	31,770	26,155	33,801
5/24	32,821	27,387	35,825
6/24	34,056	28,294	38,240
7/24	34,309	28,705	37,590
8/24	34,953	29,386	38,373
9/24	35,543	30,014	39,460
10/24	35,068	29,804	39,329
11/24	37,645	31,723	41,880
12/24	36,660	30,839	42,250
1/25	38,357	31,820	43,085
2/25	37,053	31,264	41,538
3/25	35,052	29,454	38,038
4/25	35,820	29,279	38,712
5/25	38,157	31,148	42,137
6/25	39,757	32,726	44,824
7/25	41,221	33,453	46,516
8/25	40,829	34,157	47,036
9/25	40,765	35,341	49,535
10/25	41,101	36,104	51,334
11/25	40,429	36,192	50,404
12/25	40,006	36,194	50,092
1/26	39,230	36,692	49,334
2/26	36,910	36,496	47,678
3/26	34,878	34,681	45,194
4/26	39,172	38,185	50,570
5/26	40,476	40,133	54,212
6/26	38,271	39,928	52,760
7/26	40,006	39,788	50,250
8/26	41,003	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	0.43%	5.71%	15.15%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARI-0

R-3

PGBEX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$114	1.14%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	R-3 Shares at net asset value $39,056	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,083	10,008	10,037
11/16	9,929	9,813	9,801
12/16	9,947	10,200	10,014
1/17	10,012	10,391	10,138
2/17	10,392	10,600	10,480
3/17	10,767	11,010	10,915
4/17	11,099	11,134	11,294
5/17	11,396	11,276	11,587
6/17	11,354	11,355	11,557
7/17	11,705	11,580	11,864
8/17	11,877	11,616	12,082
9/17	12,025	11,863	12,239
10/17	12,506	12,135	12,713
11/17	12,768	12,505	13,099
12/17	12,825	12,645	13,201
1/18	13,857	13,339	14,136
2/18	13,411	12,849	13,765
3/18	13,240	12,558	13,388
4/18	13,460	12,600	13,435
5/18	13,851	12,922	14,024
6/18	13,997	13,005	14,159
7/18	14,461	13,454	14,574
8/18	14,986	13,918	15,371
9/18	15,053	13,971	15,457
10/18	13,777	12,982	14,075
11/18	14,199	13,246	14,224
12/18	13,147	12,040	13,001
1/19	14,334	13,049	14,170
2/19	14,861	13,491	14,677
3/19	15,448	13,726	15,095
4/19	16,338	14,280	15,777
5/19	15,599	13,370	14,780
6/19	16,529	14,308	15,795
7/19	16,766	14,531	16,152
8/19	16,872	14,265	16,028
9/19	16,654	14,512	16,030
10/19	17,030	14,819	16,482
11/19	17,683	15,379	17,213
12/19	18,151	15,824	17,732
1/20	18,930	15,841	18,129
2/20	17,786	14,546	16,894
3/20	15,713	12,624	15,232
4/20	18,089	14,292	17,486
5/20	19,357	15,046	18,660
6/20	20,039	15,379	19,473
7/20	21,327	16,279	20,971
8/20	23,318	17,474	23,135
9/20	22,188	16,836	22,046
10/20	21,368	16,430	21,298
11/20	23,648	18,364	23,478
12/20	24,354	19,141	24,558
1/21	23,527	18,983	24,376
2/21	24,268	19,533	24,371
3/21	24,767	20,272	24,789
4/21	26,827	21,364	26,476
5/21	26,848	21,465	26,110
6/21	28,395	22,003	27,748
7/21	29,307	22,460	28,662
8/21	30,298	23,110	29,734
9/21	28,709	22,048	28,069
10/21	30,683	23,578	30,500
11/21	30,027	23,262	30,686
12/21	30,330	24,204	31,335
1/22	27,511	22,840	28,646
2/22	25,873	22,213	27,429
3/22	26,429	22,962	28,502
4/22	22,993	20,916	25,060
5/22	22,902	20,884	24,478
6/22	23,534	20,917	25,244
8/22	22,270	20,114	24,068
9/22	20,929	19,717	22,998
10/22	22,323	20,783	24,046
11/22	20,913	19,575	22,205
12/22	22,708	20,887	24,056
1/23	21,841	20,390	23,770
2/23	22,739	21,035	25,395
3/23	23,245	21,296	25,646
4/23	23,705	21,395	26,814
5/23	25,439	22,840	28,648
6/23	26,160	23,625	29,613
7/23	26,260	23,212	29,347
9/23	24,756	22,121	27,751
10/23	24,733	21,587	27,356
11/23	27,940	23,603	30,338
12/23	29,106	24,768	31,682
1/24	29,858	25,113	32,472
2/24	31,361	26,469	34,688
3/24	31,983	27,318	35,298
4/24	30,602	26,155	33,801
5/24	31,607	27,387	35,825
6/24	32,781	28,294	38,240
7/24	33,003	28,705	37,590
8/24	33,617	29,386	38,373
9/24	34,169	30,014	39,460
10/24	33,701	29,804	39,329
11/24	36,164	31,723	41,880
12/24	35,201	30,839	42,250
1/25	36,821	31,820	43,085
2/25	35,554	31,264	41,538
3/25	33,614	29,454	38,038
4/25	34,335	29,279	38,712
5/25	36,564	31,148	42,137
6/25	38,079	32,726	44,824
7/25	39,474	33,453	46,516
8/25	39,073	34,157	47,036
9/25	39,001	35,341	49,535
10/25	39,306	36,104	51,334
11/25	38,656	36,192	50,404
12/25	38,232	36,194	50,092
1/26	37,475	36,692	49,334
2/26	35,245	36,496	47,678
3/26	33,287	34,681	45,194
4/26	37,378	38,185	50,570
5/26	38,600	40,133	54,212
6/26	36,486	39,928	52,760
7/26	38,125	39,788	50,250
8/26	39,056	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	-0.05%	5.21%	14.60%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR3-0

R-5

PGBGX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$83	0.83%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	R-5 Shares at net asset value $40,275	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,082	10,008	10,037
11/16	9,929	9,813	9,801
12/16	9,953	10,200	10,014
1/17	10,018	10,391	10,138
2/17	10,403	10,600	10,480
3/17	10,777	11,010	10,915
4/17	11,121	11,134	11,294
5/17	11,418	11,276	11,587
6/17	11,383	11,355	11,557
7/17	11,739	11,580	11,864
8/17	11,911	11,616	12,082
9/17	12,059	11,863	12,239
10/17	12,552	12,135	12,713
11/17	12,813	12,505	13,099
12/17	12,876	12,645	13,201
1/18	13,913	13,339	14,136
2/18	13,474	12,849	13,765
3/18	13,303	12,558	13,388
4/18	13,529	12,600	13,435
5/18	13,925	12,922	14,024
6/18	14,078	13,005	14,159
7/18	14,548	13,454	14,574
8/18	15,078	13,918	15,371
9/18	15,151	13,971	15,457
10/18	13,864	12,982	14,075
11/18	14,297	13,246	14,224
12/18	13,241	12,040	13,001
1/19	14,439	13,049	14,170
2/19	14,972	13,491	14,677
3/19	15,572	13,726	15,095
4/19	16,467	14,280	15,777
5/19	15,736	13,370	14,780
6/19	16,671	14,308	15,795
7/19	16,915	14,531	16,152
8/19	17,027	14,265	16,028
9/19	16,809	14,512	16,030
10/19	17,198	14,819	16,482
11/19	17,856	15,379	17,213
12/19	18,342	15,824	17,732
1/20	19,134	15,841	18,129
2/20	17,977	14,546	16,894
3/20	15,884	12,624	15,232
4/20	18,294	14,292	17,486
5/20	19,574	15,046	18,660
6/20	20,277	15,379	19,473
7/20	21,578	16,279	20,971
8/20	23,609	17,474	23,135
9/20	22,466	16,836	22,046
10/20	21,647	16,430	21,298
11/20	23,953	18,364	23,478
12/20	24,679	19,141	24,558
1/21	23,846	18,983	24,376
2/21	24,601	19,533	24,371
3/21	25,121	20,272	24,789
4/21	27,207	21,364	26,476
5/21	27,235	21,465	26,110
6/21	28,816	22,003	27,748
7/21	29,749	22,460	28,662
8/21	30,760	23,110	29,734
9/21	29,158	22,048	28,069
10/21	31,173	23,578	30,500
11/21	30,518	23,262	30,686
12/21	30,836	24,204	31,335
1/22	27,970	22,840	28,646
2/22	26,312	22,213	27,429
3/22	26,882	22,962	28,502
4/22	23,400	20,916	25,060
5/22	23,309	20,884	24,478
6/22	23,971	20,917	25,244
8/22	22,686	20,114	24,068
9/22	21,325	19,717	22,998
10/22	22,754	20,783	24,046
11/22	21,324	19,575	22,205
12/22	23,161	20,887	24,056
1/23	22,281	20,390	23,770
2/23	23,200	21,035	25,395
3/23	23,728	21,296	25,646
4/23	24,202	21,395	26,814
5/23	25,978	22,840	28,648
6/23	26,720	23,625	29,613
7/23	26,835	23,212	29,347
9/23	25,297	22,121	27,751
10/23	25,289	21,587	27,356
11/23	28,573	23,603	30,338
12/23	29,767	24,768	31,682
1/24	30,547	25,113	32,472
2/24	32,086	26,469	34,688
3/24	32,737	27,318	35,298
4/24	31,328	26,155	33,801
5/24	32,369	27,387	35,825
6/24	33,578	28,294	38,240
7/24	33,816	28,705	37,590
8/24	34,451	29,386	38,373
9/24	35,033	30,014	39,460
10/24	34,558	29,804	39,329
11/24	37,092	31,723	41,880
12/24	36,116	30,839	42,250
1/25	37,786	31,820	43,085
2/25	36,492	31,264	41,538
3/25	34,519	29,454	38,038
4/25	35,269	29,279	38,712
5/25	37,562	31,148	42,137
6/25	39,128	32,726	44,824
7/25	40,566	33,453	46,516
8/25	40,174	34,157	47,036
9/25	40,111	35,341	49,535
10/25	40,430	36,104	51,334
11/25	39,767	36,192	50,404
12/25	39,344	36,194	50,092
1/26	38,576	36,692	49,334
2/26	36,292	36,496	47,678
3/26	34,286	34,681	45,194
4/26	38,509	38,185	50,570
5/26	39,776	40,133	54,212
6/26	37,607	39,928	52,760
7/26	39,306	39,788	50,250
8/26	40,275	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	0.25%	5.54%	14.95%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR5-0

R-6

PGBHX

Blue Chip Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$58	0.58%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. Over the year, the Fund's investments benefited from strong company selection in consumer discretionary, where Amazon.com, Inc. and DoorDash, Inc. were among the top contributors to relative results versus the Russell 1000 Growth Index (“Index”). Amazon.com, Inc. reported accelerated growth in its cloud business, Amazon Web Services, as demand for AI-related compute continued to build. DoorDash, Inc. also delivered strong results, supported by expansion beyond restaurant delivery into newer verticals such as grocery and retail, which meaningfully increased its addressable market. These gains were offset by weaker company selection in information technology, where the Fund had less exposure to some of the market’s most powerful AI-led winners, including semiconductors, semiconductor equipment, and electrical components. Several software holdings also came under pressure, including Roper Technologies, Inc. and Cadence Design Systems, Inc., as investors questioned whether AI could increase competition or disrupt existing business models. Allocation to financial companies was another relative headwind, with alternative asset managers Brookfield Corp. and KKR & Co., Inc. detracting from performance. CoStar Group, Inc., a commercial real estate data and analytics provider, weighed on results as the company continued to absorb elevated investment spending tied to the buildout of its Homes.com business.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $41,325	Russell 1000 Index $40,910	Russell 1000 Growth Index $52,124
8/16	10,000	10,000	10,000
10/16	10,088	10,008	10,037
11/16	9,940	9,813	9,801
12/16	9,957	10,200	10,014
1/17	10,027	10,391	10,138
2/17	10,419	10,600	10,480
3/17	10,793	11,010	10,915
4/17	11,137	11,134	11,294
5/17	11,446	11,276	11,587
6/17	11,405	11,355	11,557
7/17	11,761	11,580	11,864
8/17	11,939	11,616	12,082
9/17	12,094	11,863	12,239
10/17	12,587	12,135	12,713
11/17	12,854	12,505	13,099
12/17	12,920	12,645	13,201
1/18	13,964	13,339	14,136
2/18	13,525	12,849	13,765
3/18	13,354	12,558	13,388
4/18	13,586	12,600	13,435
5/18	13,983	12,922	14,024
6/18	14,141	13,005	14,159
7/18	14,618	13,454	14,574
8/18	15,155	13,918	15,371
9/18	15,228	13,971	15,457
10/18	13,946	12,982	14,075
11/18	14,380	13,246	14,224
12/18	13,317	12,040	13,001
1/19	14,530	13,049	14,170
2/19	15,070	13,491	14,677
3/19	15,676	13,726	15,095
4/19	16,579	14,280	15,777
5/19	15,847	13,370	14,780
6/19	16,790	14,308	15,795
7/19	17,040	14,531	16,152
8/19	17,159	14,265	16,028
9/19	16,941	14,512	16,030
10/19	17,337	14,819	16,482
11/19	18,009	15,379	17,213
12/19	18,493	15,824	17,732
1/20	19,301	15,841	18,129
2/20	18,141	14,546	16,894
3/20	16,035	12,624	15,232
4/20	18,465	14,292	17,486
5/20	19,764	15,046	18,660
6/20	20,475	15,379	19,473
7/20	21,801	16,279	20,971
8/20	23,852	17,474	23,135
9/20	22,698	16,836	22,046
10/20	21,877	16,430	21,298
11/20	24,218	18,364	23,478
12/20	24,953	19,141	24,558
1/21	24,117	18,983	24,376
2/21	24,889	19,533	24,371
3/21	25,417	20,272	24,789
4/21	27,537	21,364	26,476
5/21	27,573	21,465	26,110
6/21	29,179	22,003	27,748
7/21	30,129	22,460	28,662
8/21	31,164	23,110	29,734
9/21	29,544	22,048	28,069
10/21	31,593	23,578	30,500
11/21	30,929	23,262	30,686
12/21	31,262	24,204	31,335
1/22	28,367	22,840	28,646
2/22	26,691	22,213	27,429
3/22	27,278	22,962	28,502
4/22	23,743	20,916	25,060
5/22	23,660	20,884	24,478
6/22	24,338	20,917	25,244
8/22	23,035	20,114	24,068
9/22	21,672	19,717	22,998
10/22	23,126	20,783	24,046
11/22	21,671	19,575	22,205
12/22	23,542	20,887	24,056
1/23	22,660	20,390	23,770
2/23	23,596	21,035	25,395
3/23	24,140	21,296	25,646
4/23	24,623	21,395	26,814
5/23	26,441	22,840	28,648
6/23	27,200	23,625	29,613
7/23	27,322	23,212	29,347
9/23	25,766	22,121	27,751
10/23	25,758	21,587	27,356
11/23	29,109	23,603	30,338
12/23	30,330	24,768	31,682
1/24	31,135	25,113	32,472
2/24	32,716	26,469	34,688
3/24	33,383	27,318	35,298
4/24	31,956	26,155	33,801
5/24	33,022	27,387	35,825
6/24	34,265	28,294	38,240
7/24	34,518	28,705	37,590
8/24	35,170	29,386	38,373
9/24	35,769	30,014	39,460
10/24	35,293	29,804	39,329
11/24	37,886	31,723	41,880
12/24	36,895	30,839	42,250
1/25	38,609	31,820	43,085
2/25	37,303	31,264	41,538
3/25	35,285	29,454	38,038
4/25	36,062	29,279	38,712
5/25	38,416	31,148	42,137
6/25	40,026	32,726	44,824
7/25	41,508	33,453	46,516
8/25	41,115	34,157	47,036
9/25	41,051	35,341	49,535
10/25	41,395	36,104	51,334
11/25	40,731	36,192	50,404
12/25	40,300	36,194	50,092
1/26	39,524	36,692	49,334
2/26	37,186	36,496	47,678
3/26	35,135	34,681	45,194
4/26	39,476	38,185	50,570
5/26	40,779	40,133	54,212
6/26	38,575	39,928	52,760
7/26	40,319	39,788	50,250
8/26	41,325	40,910	52,124

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	0.51%	5.81%	15.24%
Russell 1000 Index	19.77%	12.10%	15.13%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 14, 2012.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$6,905,834
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate 29.4%
  Total Advisory Fees Paid (amount in thousands)$51,161

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.48%
Investment Companies	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	32.97%
Communications	30.57%
Financial	21.08%
Industrial	10.60%
Consumer, Non-cyclical	3.07%
Consumer, Cyclical	1.85%
Basic Materials	0.34%
Money Market Funds	0.07%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV823ARR6-0

Class J

PBIJX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$42	0.42%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

Table Summary
	Class J Shares with maximum sales charge $10,857	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,991	9,994
11/16	9,902	9,918
12/16	9,660	9,683
1/17	9,663	9,697
2/17	9,681	9,716
3/17	9,736	9,781
4/17	9,799	9,851
5/17	9,872	9,927
6/17	9,853	9,917
7/17	9,890	9,960
8/17	9,980	10,049
9/17	9,926	10,001
10/17	9,926	10,007
11/17	9,908	9,994
12/17	9,950	10,040
1/18	9,830	9,925
2/18	9,728	9,830
3/18	9,783	9,894
4/18	9,709	9,820
5/18	9,774	9,890
6/18	9,756	9,878
7/18	9,746	9,880
8/18	9,802	9,944
9/18	9,737	9,880
10/18	9,654	9,802
11/18	9,700	9,860
12/18	9,881	10,041
1/19	9,975	10,148
2/19	9,966	10,142
3/19	10,155	10,337
4/19	10,145	10,339
5/19	10,315	10,523
6/19	10,447	10,655
7/19	10,457	10,679
8/19	10,721	10,955
9/19	10,655	10,897
10/19	10,683	10,930
11/19	10,664	10,924
12/19	10,655	10,917
1/20	10,857	11,127
2/20	11,040	11,327
3/20	10,982	11,260
4/20	11,165	11,460
5/20	11,213	11,514
6/20	11,280	11,586
7/20	11,443	11,759
8/20	11,338	11,664
9/20	11,328	11,658
10/20	11,270	11,606
11/20	11,376	11,720
12/20	11,390	11,736
1/21	11,299	11,652
2/21	11,094	11,484
3/21	10,991	11,340
4/21	11,082	11,430
5/21	11,094	11,467
6/21	11,185	11,548
7/21	11,310	11,677
8/21	11,288	11,655
9/21	11,185	11,554
10/21	11,173	11,551
11/21	11,196	11,585
12/21	11,158	11,555
1/22	10,926	11,306
2/22	10,798	11,180
3/22	10,496	10,869
4/22	10,090	10,457
5/22	10,148	10,524
6/22	10,229	10,612
8/22	9,939	10,313
9/22	9,381	9,739
10/22	9,718	10,097
11/22	9,644	10,052
12/22	9,961	10,361
1/23	9,691	10,093
2/23	9,950	10,349
3/23	9,997	10,412
4/23	9,891	10,299
5/23	9,844	10,262
6/23	9,832	10,255
7/23	9,761	10,189
9/23	9,503	9,931
10/23	9,350	9,774
11/23	9,773	10,216
12/23	10,139	10,608
1/24	10,114	10,578
2/24	9,968	10,429
3/24	10,041	10,525
4/24	9,797	10,259
5/24	9,955	10,433
6/24	10,053	10,532
7/24	10,285	10,778
8/24	10,432	10,933
9/24	10,566	11,079
10/24	10,298	10,805
11/24	10,395	10,919
12/24	10,215	10,740
1/25	10,278	10,797
2/25	10,493	11,035
3/25	10,493	11,039
4/25	10,531	11,082
5/25	10,455	11,003
6/25	10,606	11,172
7/25	10,581	11,143
8/25	10,707	11,276
9/25	10,821	11,399
10/25	10,884	11,470
11/25	10,947	11,541
12/25	10,910	11,524
1/26	10,936	11,537
2/26	11,107	11,725
3/26	10,910	11,519
4/26	10,923	11,532
5/26	10,949	11,568
6/26	10,975	11,596
7/26	10,818	11,444
8/26	10,857	11,489

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	1.40%	-0.77%	0.83%
Class J Shares Including Sales Charge	0.43%	-0.77%	0.83%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,167,674
  Total Number of Portfolio Holdings4,307
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$3,071

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARJ-0

Institutional

PNIIX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $11,292	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,991	9,994
11/16	9,912	9,918
12/16	9,666	9,683
1/17	9,679	9,697
2/17	9,697	9,716
3/17	9,760	9,781
4/17	9,822	9,851
5/17	9,903	9,927
6/17	9,885	9,917
7/17	9,929	9,960
8/17	10,019	10,049
9/17	9,965	10,001
10/17	9,974	10,007
11/17	9,956	9,994
12/17	9,999	10,040
1/18	9,880	9,925
2/18	9,789	9,830
3/18	9,844	9,894
4/18	9,771	9,820
5/18	9,844	9,890
6/18	9,825	9,878
7/18	9,825	9,880
8/18	9,889	9,944
9/18	9,825	9,880
10/18	9,743	9,802
11/18	9,798	9,860
12/18	9,980	10,041
1/19	10,083	10,148
2/19	10,073	10,142
3/19	10,270	10,337
4/19	10,270	10,339
5/19	10,448	10,523
6/19	10,580	10,655
7/19	10,599	10,679
8/19	10,871	10,955
9/19	10,814	10,897
10/19	10,842	10,930
11/19	10,833	10,924
12/19	10,825	10,917
1/20	11,036	11,127
2/20	11,228	11,327
3/20	11,180	11,260
4/20	11,362	11,460
5/20	11,420	11,514
6/20	11,487	11,586
7/20	11,651	11,759
8/20	11,554	11,664
9/20	11,545	11,658
10/20	11,487	11,606
11/20	11,603	11,720
12/20	11,613	11,736
1/21	11,522	11,652
2/21	11,329	11,484
3/21	11,226	11,340
4/21	11,317	11,430
5/21	11,340	11,467
6/21	11,431	11,548
7/21	11,556	11,677
8/21	11,534	11,655
9/21	11,431	11,554
10/21	11,431	11,551
11/21	11,454	11,585
12/21	11,419	11,555
1/22	11,187	11,306
2/22	11,059	11,180
3/22	10,745	10,869
4/22	10,338	10,457
5/22	10,407	10,524
6/22	10,489	10,612
8/22	10,198	10,313
9/22	9,628	9,739
10/22	9,977	10,097
11/22	9,904	10,052
12/22	10,235	10,361
1/23	9,963	10,093
2/23	10,223	10,349
3/23	10,282	10,412
4/23	10,176	10,299
5/23	10,141	10,262
6/23	10,129	10,255
7/23	10,058	10,189
9/23	9,798	9,931
10/23	9,632	9,774
11/23	10,081	10,216
12/23	10,454	10,608
1/24	10,442	10,578
2/24	10,282	10,429
3/24	10,368	10,525
4/24	10,109	10,259
5/24	10,282	10,433
6/24	10,380	10,532
7/24	10,627	10,778
8/24	10,774	10,933
9/24	10,922	11,079
10/24	10,651	10,805
11/24	10,762	10,919
12/24	10,575	10,740
1/25	10,639	10,797
2/25	10,869	11,035
3/25	10,869	11,039
4/25	10,907	11,082
5/25	10,831	11,003
6/25	10,996	11,172
7/25	10,971	11,143
8/25	11,098	11,276
9/25	11,213	11,399
10/25	11,290	11,470
11/25	11,354	11,541
12/25	11,318	11,524
1/26	11,345	11,537
2/26	11,530	11,725
3/26	11,331	11,519
4/26	11,345	11,532
5/26	11,371	11,568
6/26	11,398	11,596
7/26	11,252	11,444
8/26	11,292	11,489

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	1.74%	-0.42%	1.22%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,167,674
  Total Number of Portfolio Holdings4,307
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$3,071

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARI-0

R-3

PBOIX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$68	0.68%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

Table Summary
	R-3 Shares at net asset value $10,663	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,982	9,994
11/16	9,892	9,918
12/16	9,651	9,683
1/17	9,659	9,697
2/17	9,668	9,716
3/17	9,731	9,781
4/17	9,786	9,851
5/17	9,858	9,927
6/17	9,840	9,917
7/17	9,876	9,960
8/17	9,958	10,049
9/17	9,904	10,001
10/17	9,904	10,007
11/17	9,886	9,994
12/17	9,920	10,040
1/18	9,800	9,925
2/18	9,698	9,830
3/18	9,754	9,894
4/18	9,680	9,820
5/18	9,745	9,890
6/18	9,726	9,878
7/18	9,717	9,880
8/18	9,772	9,944
9/18	9,708	9,880
10/18	9,624	9,802
11/18	9,671	9,860
12/18	9,844	10,041
1/19	9,939	10,148
2/19	9,929	10,142
3/19	10,118	10,337
4/19	10,108	10,339
5/19	10,278	10,523
6/19	10,410	10,655
7/19	10,428	10,679
8/19	10,692	10,955
9/19	10,626	10,897
10/19	10,645	10,930
11/19	10,636	10,924
12/19	10,617	10,917
1/20	10,818	11,127
2/20	11,000	11,327
3/20	10,952	11,260
4/20	11,135	11,460
5/20	11,173	11,514
6/20	11,240	11,586
7/20	11,394	11,759
8/20	11,298	11,664
9/20	11,278	11,658
10/20	11,221	11,606
11/20	11,326	11,720
12/20	11,328	11,736
1/21	11,237	11,652
2/21	11,044	11,484
3/21	10,942	11,340
4/21	11,021	11,430
5/21	11,033	11,467
6/21	11,112	11,548
7/21	11,237	11,677
8/21	11,203	11,655
9/21	11,101	11,554
10/21	11,089	11,551
11/21	11,123	11,585
12/21	11,069	11,555
1/22	10,839	11,306
2/22	10,712	11,180
3/22	10,412	10,869
4/22	10,009	10,457
5/22	10,067	10,524
6/22	10,147	10,612
8/22	9,860	10,313
9/22	9,295	9,739
10/22	9,629	10,097
11/22	9,555	10,052
12/22	9,869	10,361
1/23	9,602	10,093
2/23	9,846	10,349
3/23	9,904	10,412
4/23	9,788	10,299
5/23	9,741	10,262
6/23	9,730	10,255
7/23	9,660	10,189
9/23	9,404	9,931
10/23	9,253	9,774
11/23	9,672	10,216
12/23	10,028	10,608
1/24	10,004	10,578
2/24	9,859	10,429
3/24	9,931	10,525
4/24	9,678	10,259
5/24	9,835	10,433
6/24	9,931	10,532
7/24	10,160	10,778
8/24	10,293	10,933
9/24	10,426	11,079
10/24	10,160	10,805
11/24	10,257	10,919
12/24	10,089	10,740
1/25	10,139	10,797
2/25	10,351	11,035
3/25	10,351	11,039
4/25	10,388	11,082
5/25	10,301	11,003
6/25	10,450	11,172
7/25	10,425	11,143
8/25	10,537	11,276
9/25	10,649	11,399
10/25	10,712	11,470
11/25	10,774	11,541
12/25	10,740	11,524
1/26	10,753	11,537
2/26	10,933	11,725
3/26	10,727	11,519
4/26	10,740	11,532
5/26	10,766	11,568
6/26	10,778	11,596
7/26	10,637	11,444
8/26	10,663	11,489

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	1.19%	-0.98%	0.64%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,167,674
  Total Number of Portfolio Holdings4,307
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$3,071

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR3-0

R-5

PBIQX

Bond Market Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$37	0.37%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the fiscal year ending August 31, 2026, the Fund’s investments performed in line with the Index. The Fund uses a passive investment approach that tracks and replicates the risk and return characteristics of the Index, seeking to provide investment results that closely correspond, before expenses, to the performance of the Index. The top contributors to performance included slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and slightly higher allocation compared to Index weight to mortgage-backed securities. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, slightly higher allocation compared to Index weight to U.S. Treasury securities, and security specific impacts within investment grade corporate bonds.

How did the Fund perform over the last 10 years?

Table Summary
	R-5 Shares at net asset value $11,002	Bloomberg US Aggregate Index $11,489
8/16	10,000	10,000
10/16	9,982	9,994
11/16	9,902	9,918
12/16	9,662	9,683
1/17	9,669	9,697
2/17	9,687	9,716
3/17	9,750	9,781
4/17	9,804	9,851
5/17	9,877	9,927
6/17	9,868	9,917
7/17	9,904	9,960
8/17	9,994	10,049
9/17	9,940	10,001
10/17	9,940	10,007
11/17	9,922	9,994
12/17	9,968	10,040
1/18	9,847	9,925
2/18	9,755	9,830
3/18	9,811	9,894
4/18	9,737	9,820
5/18	9,801	9,890
6/18	9,783	9,878
7/18	9,783	9,880
8/18	9,838	9,944
9/18	9,774	9,880
10/18	9,690	9,802
11/18	9,746	9,860
12/18	9,920	10,041
1/19	10,015	10,148
2/19	10,015	10,142
3/19	10,204	10,337
4/19	10,194	10,339
5/19	10,374	10,523
6/19	10,496	10,655
7/19	10,525	10,679
8/19	10,789	10,955
9/19	10,723	10,897
10/19	10,751	10,930
11/19	10,742	10,924
12/19	10,733	10,917
1/20	10,935	11,127
2/20	11,128	11,327
3/20	11,080	11,260
4/20	11,263	11,460
5/20	11,312	11,514
6/20	11,379	11,586
7/20	11,534	11,759
8/20	11,437	11,664
9/20	11,428	11,658
10/20	11,370	11,606
11/20	11,476	11,720
12/20	11,490	11,736
1/21	11,399	11,652
2/21	11,204	11,484
3/21	11,101	11,340
4/21	11,181	11,430
5/21	11,204	11,467
6/21	11,284	11,548
7/21	11,410	11,677
8/21	11,387	11,655
9/21	11,284	11,554
10/21	11,273	11,551
11/21	11,307	11,585
12/21	11,263	11,555
1/22	11,030	11,306
2/22	10,902	11,180
3/22	10,599	10,869
4/22	10,191	10,457
5/22	10,249	10,524
6/22	10,331	10,612
8/22	10,039	10,313
9/22	9,479	9,739
10/22	9,829	10,097
11/22	9,753	10,052
12/22	10,072	10,361
1/23	9,800	10,093
2/23	10,048	10,349
3/23	10,107	10,412
4/23	10,001	10,299
5/23	9,965	10,262
6/23	9,942	10,255
7/23	9,883	10,189
9/23	9,623	9,931
10/23	9,457	9,774
11/23	9,894	10,216
12/23	10,266	10,608
1/24	10,241	10,578
2/24	10,094	10,429
3/24	10,167	10,525
4/24	9,922	10,259
5/24	10,081	10,433
6/24	10,180	10,532
7/24	10,413	10,778
8/24	10,561	10,933
9/24	10,696	11,079
10/24	10,426	10,805
11/24	10,536	10,919
12/24	10,355	10,740
1/25	10,406	10,797
2/25	10,635	11,035
3/25	10,635	11,039
4/25	10,673	11,082
5/25	10,584	11,003
6/25	10,749	11,172
7/25	10,724	11,143
8/25	10,838	11,276
9/25	10,966	11,399
10/25	11,029	11,470
11/25	11,093	11,541
12/25	11,055	11,524
1/26	11,081	11,537
2/26	11,253	11,725
3/26	11,055	11,519
4/26	11,068	11,532
5/26	11,094	11,568
6/26	11,121	11,596
7/26	10,962	11,444
8/26	11,002	11,489

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	1.51%	-0.69%	0.96%
Bloomberg US Aggregate Index	1.89%	-0.29%	1.40%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$3,167,674
  Total Number of Portfolio Holdings4,307
  Portfolio Turnover Rate 34.7%
  Total Advisory Fees Paid (amount in thousands)$3,071

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.76%
Bonds	26.81%
Investment Companies	2.40%
Municipal Bonds	0.08%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.68%
Mortgage Securities	24.49%
Financial	7.58%
Consumer, Non-cyclical	3.92%
Communications	2.57%
Utilities	2.42%
Technology	1.95%
Industrial	1.69%
Energy	1.66%
Money Market Funds	1.52%
Consumer, Cyclical	1.13%
Exchange-Traded Funds	0.88%
Basic Materials	0.48%
Revenue Bonds	0.04%
General Obligation Unlimited	0.03%
Insured	0.01%
Other Assets and Liabilities	(0.05)%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2025, the Fund's management fees were changed. The management fee was reduced from 0.12% to 0.10% on the first $3 billion of net assets and from 0.10% to 0.09% on the next $3 billion of net assets. The remaining breakpoints in the fee schedule are unchanged.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV824ARR5-0

Class S

PCSFX

Capital Securities Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in capital securities. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities, which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection within banking and insurance industries were the primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. REITS and telecommunications contributed positively but underweights in each detracted from relative Index performance. An out-of-index allocation to ETFs detracted. Elevated real rates and resilient risk sentiment continue to keep U.S. Treasury yields high and credit spreads tighter than average.

How did the Fund perform over the last 10 years?

Table Summary
	Class S Shares at net asset value $16,531	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	10,000	10,055	9,949
11/16	10,089	9,776	9,948
12/16	9,917	9,388	9,642
1/17	9,990	9,344	9,686
2/17	10,177	9,450	9,892
3/17	10,356	9,494	10,080
4/17	10,561	9,616	10,269
5/17	10,721	9,765	10,376
6/17	10,840	9,757	10,485
7/17	10,944	9,921	10,565
8/17	10,962	10,019	10,605
9/17	11,010	9,929	10,642
10/17	11,121	9,891	10,682
11/17	11,103	10,001	10,690
12/17	11,146	10,035	10,709
1/18	11,173	10,155	10,592
2/18	11,081	10,065	10,595
3/18	11,009	10,172	10,580
4/18	11,016	10,009	10,527
5/18	10,911	9,933	10,557
6/18	10,881	9,889	10,604
7/18	10,993	9,872	10,671
8/18	11,057	9,883	10,775
9/18	11,041	9,798	10,716
10/18	10,927	9,688	10,556
11/18	10,759	9,718	10,364
12/18	10,632	9,915	10,233
1/19	10,999	10,066	10,761
2/19	11,165	10,008	10,941
3/19	11,284	10,133	11,084
4/19	11,486	10,103	11,236
5/19	11,492	10,240	11,273
6/19	11,729	10,467	11,465
7/19	11,872	10,438	11,657
8/19	11,984	10,650	11,769
9/19	12,097	10,542	11,847
10/19	12,287	10,612	11,965
11/19	12,361	10,532	11,966
12/19	12,484	10,593	12,114
1/20	12,665	10,728	12,261
2/20	12,543	10,801	11,998
3/20	10,896	10,559	10,725
4/20	11,799	10,766	11,553
5/20	12,045	10,813	11,773
6/20	12,218	10,909	11,792
7/20	12,625	11,257	12,273
8/20	12,873	11,240	12,491
9/20	12,819	11,199	12,391
10/20	12,902	11,210	12,469
11/20	13,291	11,414	12,838
12/20	13,443	11,567	13,038
1/21	13,465	11,465	12,941
2/21	13,463	11,268	12,835
3/21	13,473	11,051	12,984
4/21	13,662	11,191	13,151
5/21	13,711	11,296	13,228
6/21	13,834	11,196	13,405
7/21	13,931	11,345	13,463
8/21	14,002	11,298	13,489
9/21	13,998	11,097	13,486
10/21	13,943	11,071	13,474
11/21	13,817	11,038	13,287
12/21	13,946	11,023	13,484
1/22	13,702	10,797	13,153
2/22	13,325	10,669	12,736
3/22	13,214	10,344	12,630
4/22	12,834	9,777	12,090
5/22	12,657	9,804	12,124
6/22	12,708	9,691	12,227
8/22	12,568	9,308	11,945
9/22	11,939	8,769	11,209
10/22	12,203	9,182	11,614
11/22	12,363	9,232	11,482
12/22	13,033	9,535	12,474
1/23	12,850	9,218	12,235
2/23	12,016	9,509	11,654
3/23	12,169	9,551	11,833
4/23	12,123	9,365	11,695
5/23	12,264	9,364	11,811
6/23	12,563	9,429	12,000
7/23	12,503	9,300	11,923
9/23	12,431	9,028	11,787
10/23	12,228	8,920	11,432
11/23	12,774	9,370	12,161
12/23	13,206	9,759	12,549
1/24	13,500	9,625	12,876
2/24	13,572	9,504	12,986
3/24	13,793	9,556	13,119
4/24	13,702	9,315	12,849
5/24	13,927	9,437	13,100
6/24	14,048	9,451	13,181
7/24	14,244	9,712	13,312
8/24	14,444	9,941	13,658
9/24	14,676	10,111	13,986
10/24	14,678	9,772	13,878
11/24	14,774	9,805	13,940
12/24	14,809	9,595	13,755
1/25	14,938	9,649	13,844
2/25	15,049	9,787	13,995
3/25	15,067	9,847	13,835
4/25	14,974	10,137	13,698
5/25	15,232	10,101	13,856
6/25	15,448	10,292	14,090
7/25	15,558	10,139	14,257
8/25	15,673	10,286	14,428
9/25	15,852	10,354	14,644
10/25	15,953	10,327	14,677
11/25	15,994	10,351	14,627
12/25	16,135	10,378	14,686
1/26	16,231	10,475	14,845
2/26	16,360	10,593	14,939
3/26	16,056	10,267	14,593
4/26	16,341	10,395	14,881
5/26	16,423	10,430	14,906
6/26	16,524	10,356	14,919
7/26	16,441	10,301	14,848
8/26	16,531	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class S Shares	5.47%	3.38%	5.15%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$796,306
  Total Number of Portfolio Holdings181
  Portfolio Turnover Rate 26.8%
  Total Advisory Fees Paid (amount in thousands)$0

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	97.23%
Preferred Stocks	1.60%
Investment Companies	1.34%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	79.75%
Utilities	8.60%
Energy	7.04%
Government	1.70%
Money Market Funds	1.34%
Consumer, Non-cyclical	0.88%
Communications	0.86%
Other Assets and Liabilities	(0.17)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV828ARS-0

Class A

PRDAX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.21%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, and real estate. For the year ending August 31, 2026, the Fund’s investments delivered attractive performance in excess of inflation. Performance was driven by strong results in both the natural resources and commodities allocations, in large part because of higher commodity prices in the wake of geopolitical conflict. Russia’s full-scale invasion of Ukraine is now in its fifth year, and early 2026 brought a new war as Israel and the U.S. began a conflict with Iran in late February. Both of these wars have had effects on global energy prices, which have driven prices for commodities and commodity-sensitive equities higher. Strong manager results also contributed to performance. This was especially true for ClearBridge Investments (North America) Pty Limited in their global infrastructure portfolio and for Newton Investment Management North America LLC in their global natural resources portfolio, as both managers outperformed their benchmarks through good security selection. Global infrastructure and global real estate securities also contributed to performance during the year, but to a lesser extent. Performance suffered from being underweight in commodities in the first quarter of 2026, and from a small allocation to timber-focused equities which underperformed broad natural resource equities during the year. The Fund utilizes derivatives primarily through ownership of commodity futures; this exposure contributed to performance.

How did the Fund perform over the last 10 years?

Table Summary
	Class A Shares with maximum sales charge $17,380	MSCI ACWI Index NTR $32,693	S&P Global Infrastructure Index NTR $21,090
8/16	9,626	10,000	10,000
10/16	9,713	10,061	10,174
11/16	9,513	9,891	9,885
12/16	9,461	9,966	9,475
1/17	9,615	10,181	9,739
2/17	9,819	10,459	9,868
3/17	9,935	10,753	10,155
4/17	9,980	11,054	10,669
5/17	9,989	11,298	11,103
6/17	9,997	11,349	11,085
7/17	10,220	11,667	11,450
8/17	10,264	11,711	11,626
9/17	10,300	11,938	11,412
10/17	10,353	12,185	11,517
11/17	10,371	12,421	11,709
12/17	10,546	12,622	11,596
1/18	10,764	13,334	11,727
2/18	10,356	12,774	10,933
3/18	10,392	12,491	10,935
4/18	10,610	12,620	11,200
5/18	10,655	12,635	10,980
6/18	10,637	12,567	11,181
7/18	10,719	12,946	11,377
8/18	10,610	13,048	11,093
9/18	10,601	13,104	10,980
10/18	10,120	12,122	10,544
11/18	10,102	12,300	10,736
12/18	9,679	11,433	10,393
1/19	10,314	12,336	11,297
2/19	10,370	12,666	11,554
3/19	10,510	12,825	11,831
4/19	10,576	13,258	11,969
5/19	10,286	12,472	11,786
6/19	10,660	13,289	12,415
7/19	10,557	13,327	12,164
8/19	10,492	13,011	12,201
9/19	10,623	13,285	12,459
10/19	10,753	13,649	12,646
11/19	10,753	13,982	12,538
12/19	11,098	14,474	13,070
1/20	10,965	14,314	13,275
2/20	10,414	13,158	12,000
3/20	8,920	11,382	9,239
4/20	9,482	12,601	10,108
5/20	9,757	13,149	10,639
6/20	9,910	13,569	10,498
7/20	10,328	14,287	10,807
8/20	10,585	15,161	10,978
9/20	10,375	14,672	10,641
10/20	10,318	14,316	10,523
11/20	11,089	16,080	11,873
12/20	11,490	16,827	12,221
1/21	11,471	16,751	11,957
2/21	11,738	17,138	12,042
3/21	11,957	17,596	12,564
4/21	12,424	18,366	13,004
5/21	12,710	18,651	13,065
6/21	12,681	18,897	12,830
7/21	12,805	19,027	12,948
8/21	12,891	19,504	13,174
9/21	12,853	18,698	12,996
10/21	13,303	19,652	13,462
11/21	12,912	19,179	12,735
12/21	13,438	19,946	13,570
1/22	13,407	18,967	13,428
2/22	13,600	18,477	13,755
3/22	14,194	18,877	14,557
4/22	13,827	17,366	14,075
5/22	13,980	17,386	14,578
6/22	13,330	17,033	13,972
8/22	13,013	16,406	13,751
9/22	12,233	15,730	12,732
10/22	12,955	16,950	13,750
11/22	12,555	16,283	13,436
12/22	13,079	17,451	14,106
1/23	12,589	16,950	13,623
2/23	12,700	17,473	13,937
3/23	12,838	17,724	14,295
4/23	12,254	17,534	13,484
5/23	12,598	18,553	13,879
6/23	12,932	19,232	14,152
7/23	12,540	18,694	13,479
9/23	12,085	17,921	12,838
10/23	11,854	17,382	12,448
11/23	12,456	18,987	13,646
12/23	12,921	19,898	14,213
1/24	12,606	20,015	13,759
2/24	12,618	20,874	13,749
3/24	13,112	21,529	14,372
4/24	12,878	20,819	14,291
5/24	13,311	21,665	15,168
6/24	13,065	22,147	14,707
7/24	13,443	22,504	15,347
8/24	13,702	23,076	16,046
9/24	14,053	23,612	16,648
10/24	13,686	23,082	16,433
11/24	13,934	23,945	16,981
12/24	13,266	23,379	16,210
1/25	13,516	24,163	16,578
2/25	13,599	24,018	16,588
3/25	13,682	23,069	16,925
4/25	13,682	23,284	17,539
5/25	13,969	24,622	18,289
6/25	14,212	25,728	18,626
7/25	14,128	26,077	18,646
8/25	14,548	26,721	19,000
9/25	14,795	27,689	19,278
10/25	14,759	28,309	19,224
11/25	15,174	28,305	19,847
12/25	15,163	28,601	19,701
1/26	16,040	29,449	20,692
2/26	17,251	29,827	22,217
3/26	16,744	27,685	21,300
4/26	17,376	30,502	21,875
5/26	17,017	32,075	21,331
6/26	16,608	31,818	21,572
7/26	17,082	31,842	21,598
8/26	17,380	32,693	21,090

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	19.46%	6.16%	6.09%
Class A Shares Including Sales Charge	15.01%	5.35%	5.68%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
S&P Global Infrastructure Index NTR	11.00%	9.87%	7.75%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,654,642
  Total Number of Portfolio Holdings462
  Portfolio Turnover Rate 99.6%
  Total Advisory Fees Paid (amount in thousands)$19,535

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	72.65%
U.S. Government & Government Agency Obligations	19.40%
Investment Companies	10.73%
Senior Floating Rate Interests	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	21.50%
Government	19.40%
Energy	14.61%
Utilities	14.47%
Basic Materials	9.93%
Industrial	8.73%
Exchange-Traded Funds	6.79%
Money Market Funds	3.47%
Consumer, Non-cyclical	2.82%
Closed-End Funds	0.47%
Communications	0.37%
Consumer, Cyclical	0.22%
Technology	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARA-0

Institutional

PDRDX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.84%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, and real estate. For the year ending August 31, 2026, the Fund’s investments delivered attractive performance in excess of inflation. Performance was driven by strong results in both the natural resources and commodities allocations, in large part because of higher commodity prices in the wake of geopolitical conflict. Russia’s full-scale invasion of Ukraine is now in its fifth year, and early 2026 brought a new war as Israel and the U.S. began a conflict with Iran in late February. Both of these wars have had effects on global energy prices, which have driven prices for commodities and commodity-sensitive equities higher. Strong manager results also contributed to performance. This was especially true for ClearBridge Investments (North America) Pty Limited in their global infrastructure portfolio and for Newton Investment Management North America LLC in their global natural resources portfolio, as both managers outperformed their benchmarks through good security selection. Global infrastructure and global real estate securities also contributed to performance during the year, but to a lesser extent. Performance suffered from being underweight in commodities in the first quarter of 2026, and from a small allocation to timber-focused equities which underperformed broad natural resource equities during the year. The Fund utilizes derivatives primarily through ownership of commodity futures; this exposure contributed to performance.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $18,756	MSCI ACWI Index NTR $32,693	S&P Global Infrastructure Index NTR $21,090
8/16	10,000	10,000	10,000
10/16	10,099	10,061	10,174
11/16	9,892	9,891	9,885
12/16	9,847	9,966	9,475
1/17	10,003	10,181	9,739
2/17	10,225	10,459	9,868
3/17	10,345	10,753	10,155
4/17	10,401	11,054	10,669
5/17	10,420	11,298	11,103
6/17	10,429	11,349	11,085
7/17	10,660	11,667	11,450
8/17	10,716	11,711	11,626
9/17	10,753	11,938	11,412
10/17	10,809	12,185	11,517
11/17	10,827	12,421	11,709
12/17	11,020	12,622	11,596
1/18	11,248	13,334	11,727
2/18	10,831	12,774	10,933
3/18	10,869	12,491	10,935
4/18	11,096	12,620	11,200
5/18	11,153	12,635	10,980
6/18	11,134	12,567	11,181
7/18	11,219	12,946	11,377
8/18	11,115	13,048	11,093
9/18	11,106	13,104	10,980
10/18	10,604	12,122	10,544
11/18	10,585	12,300	10,736
12/18	10,150	11,433	10,393
1/19	10,817	12,336	11,297
2/19	10,875	12,666	11,554
3/19	11,032	12,825	11,831
4/19	11,101	13,258	11,969
5/19	10,797	12,472	11,786
6/19	11,199	13,289	12,415
7/19	11,091	13,327	12,164
8/19	11,022	13,011	12,201
9/19	11,159	13,285	12,459
10/19	11,306	13,649	12,646
11/19	11,306	13,982	12,538
12/19	11,674	14,474	13,070
1/20	11,543	14,314	13,275
2/20	10,972	13,158	12,000
3/20	9,397	11,382	9,239
4/20	9,989	12,601	10,108
5/20	10,280	13,149	10,639
6/20	10,450	13,569	10,498
7/20	10,892	14,287	10,807
8/20	11,172	15,161	10,978
9/20	10,952	14,672	10,641
10/20	10,892	14,316	10,523
11/20	11,704	16,080	11,873
12/20	12,138	16,827	12,221
1/21	12,118	16,751	11,957
2/21	12,400	17,138	12,042
3/21	12,642	17,596	12,564
4/21	13,136	18,366	13,004
5/21	13,438	18,651	13,065
6/21	13,418	18,897	12,830
7/21	13,559	19,027	12,948
8/21	13,650	19,504	13,174
9/21	13,609	18,698	12,996
10/21	14,096	19,652	13,462
11/21	13,692	19,179	12,735
12/21	14,242	19,946	13,570
1/22	14,210	18,967	13,428
2/22	14,425	18,477	13,755
3/22	15,055	18,877	14,557
4/22	14,676	17,366	14,075
5/22	14,849	17,386	14,578
6/22	14,161	17,033	13,972
8/22	13,835	16,406	13,751
9/22	13,018	15,730	12,732
10/22	13,776	16,950	13,750
11/22	13,365	16,283	13,436
12/22	13,924	17,451	14,106
1/23	13,401	16,950	13,623
2/23	13,532	17,473	13,937
3/23	13,678	17,724	14,295
4/23	13,055	17,534	13,484
5/23	13,425	18,553	13,879
6/23	13,794	19,232	14,152
7/23	13,376	18,694	13,479
9/23	12,891	17,921	12,838
10/23	12,644	17,382	12,448
11/23	13,300	18,987	13,646
12/23	13,798	19,898	14,213
1/24	13,474	20,015	13,759
2/24	13,486	20,874	13,749
3/24	14,016	21,529	14,372
4/24	13,765	20,819	14,291
5/24	14,241	21,665	15,168
6/24	13,979	22,147	14,707
7/24	14,383	22,504	15,347
8/24	14,661	23,076	16,046
9/24	15,051	23,612	16,648
10/24	14,669	23,082	16,433
11/24	14,936	23,945	16,981
12/24	14,223	23,379	16,210
1/25	14,491	24,163	16,578
2/25	14,593	24,018	16,588
3/25	14,682	23,069	16,925
4/25	14,682	23,284	17,539
5/25	15,002	24,622	18,289
6/25	15,253	25,728	18,626
7/25	15,175	26,077	18,646
8/25	15,627	26,721	19,000
9/25	15,907	27,689	19,278
10/25	15,868	28,309	19,224
11/25	16,314	28,305	19,847
12/25	16,305	28,601	19,701
1/26	17,264	29,449	20,692
2/26	18,570	29,827	22,217
3/26	18,024	27,685	21,300
4/26	18,720	30,502	21,875
5/26	18,332	32,075	21,331
6/26	17,895	31,818	21,572
7/26	18,419	31,842	21,598
8/26	18,756	32,693	21,090

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	20.02%	6.56%	6.49%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
S&P Global Infrastructure Index NTR	11.00%	9.87%	7.75%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,654,642
  Total Number of Portfolio Holdings462
  Portfolio Turnover Rate 99.6%
  Total Advisory Fees Paid (amount in thousands)$19,535

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	72.65%
U.S. Government & Government Agency Obligations	19.40%
Investment Companies	10.73%
Senior Floating Rate Interests	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	21.50%
Government	19.40%
Energy	14.61%
Utilities	14.47%
Basic Materials	9.93%
Industrial	8.73%
Exchange-Traded Funds	6.79%
Money Market Funds	3.47%
Consumer, Non-cyclical	2.82%
Closed-End Funds	0.47%
Communications	0.37%
Consumer, Cyclical	0.22%
Technology	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARI-0

R-6

PDARX

Diversified Real Asset Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$87	0.79%

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, and real estate. For the year ending August 31, 2026, the Fund’s investments delivered attractive performance in excess of inflation. Performance was driven by strong results in both the natural resources and commodities allocations, in large part because of higher commodity prices in the wake of geopolitical conflict. Russia’s full-scale invasion of Ukraine is now in its fifth year, and early 2026 brought a new war as Israel and the U.S. began a conflict with Iran in late February. Both of these wars have had effects on global energy prices, which have driven prices for commodities and commodity-sensitive equities higher. Strong manager results also contributed to performance. This was especially true for ClearBridge Investments (North America) Pty Limited in their global infrastructure portfolio and for Newton Investment Management North America LLC in their global natural resources portfolio, as both managers outperformed their benchmarks through good security selection. Global infrastructure and global real estate securities also contributed to performance during the year, but to a lesser extent. Performance suffered from being underweight in commodities in the first quarter of 2026, and from a small allocation to timber-focused equities which underperformed broad natural resource equities during the year. The Fund utilizes derivatives primarily through ownership of commodity futures; this exposure contributed to performance.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $18,845	MSCI ACWI Index NTR $32,693	S&P Global Infrastructure Index NTR $21,090
8/16	10,000	10,000	10,000
10/16	10,099	10,061	10,174
11/16	9,892	9,891	9,885
12/16	9,847	9,966	9,475
1/17	10,003	10,181	9,739
2/17	10,226	10,459	9,868
3/17	10,346	10,753	10,155
4/17	10,402	11,054	10,669
5/17	10,420	11,298	11,103
6/17	10,430	11,349	11,085
7/17	10,661	11,667	11,450
8/17	10,717	11,711	11,626
9/17	10,754	11,938	11,412
10/17	10,809	12,185	11,517
11/17	10,837	12,421	11,709
12/17	11,028	12,622	11,596
1/18	11,255	13,334	11,727
2/18	10,838	12,774	10,933
3/18	10,876	12,491	10,935
4/18	11,103	12,620	11,200
5/18	11,160	12,635	10,980
6/18	11,141	12,567	11,181
7/18	11,226	12,946	11,377
8/18	11,122	13,048	11,093
9/18	11,113	13,104	10,980
10/18	10,611	12,122	10,544
11/18	10,601	12,300	10,736
12/18	10,163	11,433	10,393
1/19	10,821	12,336	11,297
2/19	10,889	12,666	11,554
3/19	11,046	12,825	11,831
4/19	11,115	13,258	11,969
5/19	10,811	12,472	11,786
6/19	11,213	13,289	12,415
7/19	11,115	13,327	12,164
8/19	11,046	13,011	12,201
9/19	11,184	13,285	12,459
10/19	11,331	13,649	12,646
11/19	11,331	13,982	12,538
12/19	11,695	14,474	13,070
1/20	11,554	14,314	13,275
2/20	10,981	13,158	12,000
3/20	9,414	11,382	9,239
4/20	10,007	12,601	10,108
5/20	10,298	13,149	10,639
6/20	10,469	13,569	10,498
7/20	10,911	14,287	10,807
8/20	11,192	15,161	10,978
9/20	10,971	14,672	10,641
10/20	10,911	14,316	10,523
11/20	11,725	16,080	11,873
12/20	12,155	16,827	12,221
1/21	12,145	16,751	11,957
2/21	12,428	17,138	12,042
3/21	12,671	17,596	12,564
4/21	13,166	18,366	13,004
5/21	13,469	18,651	13,065
6/21	13,438	18,897	12,830
7/21	13,580	19,027	12,948
8/21	13,671	19,504	13,174
9/21	13,635	18,698	12,996
10/21	14,135	19,652	13,462
11/21	13,719	19,179	12,735
12/21	14,273	19,946	13,570
1/22	14,251	18,967	13,428
2/22	14,456	18,477	13,755
3/22	15,090	18,877	14,557
4/22	14,721	17,366	14,075
5/22	14,884	17,386	14,578
6/22	14,206	17,033	13,972
8/22	13,868	16,406	13,751
9/22	13,052	15,730	12,732
10/22	13,823	16,950	13,750
11/22	13,402	16,283	13,436
12/22	13,962	17,451	14,106
1/23	13,450	16,950	13,623
2/23	13,571	17,473	13,937
3/23	13,730	17,724	14,295
4/23	13,093	17,534	13,484
5/23	13,478	18,553	13,879
6/23	13,836	19,232	14,152
7/23	13,416	18,694	13,479
9/23	12,932	17,921	12,838
10/23	12,695	17,382	12,448
11/23	13,354	18,987	13,646
12/23	13,844	19,898	14,213
1/24	13,518	20,015	13,759
2/24	13,531	20,874	13,749
3/24	14,077	21,529	14,372
4/24	13,825	20,819	14,291
5/24	14,291	21,665	15,168
6/24	14,029	22,147	14,707
7/24	14,448	22,504	15,347
8/24	14,728	23,076	16,046
9/24	15,108	23,612	16,648
10/24	14,725	23,082	16,433
11/24	14,993	23,945	16,981
12/24	14,278	23,379	16,210
1/25	14,547	24,163	16,578
2/25	14,650	24,018	16,588
3/25	14,741	23,069	16,925
4/25	14,741	23,284	17,539
5/25	15,063	24,622	18,289
6/25	15,330	25,728	18,626
7/25	15,252	26,077	18,646
8/25	15,706	26,721	19,000
9/25	15,976	27,689	19,278
10/25	15,936	28,309	19,224
11/25	16,385	28,305	19,847
12/25	16,378	28,601	19,701
1/26	17,342	29,449	20,692
2/26	18,654	29,827	22,217
3/26	18,108	27,685	21,300
4/26	18,807	30,502	21,875
5/26	18,417	32,075	21,331
6/26	17,980	31,818	21,572
7/26	18,507	31,842	21,598
8/26	18,845	32,693	21,090

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-6 Shares	19.99%	6.63%	6.54%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
S&P Global Infrastructure Index NTR	11.00%	9.87%	7.75%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 35% S&P Global Infrastructure Index NTR, 25% FTSE EPRA Nareit Developed Net Tax Index, 20% S&P Global Natural Resources Index NTR, and 20% Bloomberg Commodity Index TR. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$2,654,642
  Total Number of Portfolio Holdings462
  Portfolio Turnover Rate 99.6%
  Total Advisory Fees Paid (amount in thousands)$19,535

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	72.65%
U.S. Government & Government Agency Obligations	19.40%
Investment Companies	10.73%
Senior Floating Rate Interests	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	21.50%
Government	19.40%
Energy	14.61%
Utilities	14.47%
Basic Materials	9.93%
Industrial	8.73%
Exchange-Traded Funds	6.79%
Money Market Funds	3.47%
Consumer, Non-cyclical	2.82%
Closed-End Funds	0.47%
Communications	0.37%
Consumer, Cyclical	0.22%
Technology	0.00%
Other Assets and LiabilitiesFootnote Reference*	(2.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, BlackRock Financial Management, Inc. was terminated as a sub-advisor. Effective April 30, 2026, Nomura Investments Fund Advisers was terminated as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV832ARR6-0

R-6

PAFIX

Global Macro Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Global Macro Fund (the "Fund") for the period of November 14, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$67Footnote Reference*	0.79%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 14, 2025, date operations commenced, through August 31, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Management’s Discussion of Fund Performance

The Fund seeks long-term capital appreciation while managing volatility. It provides long and short exposure to a broad spectrum of global assets (namely, derivatives that provide exposure to equities, currencies, fixed-income securities, and commodities) to profit from movement in the price of asset classes that are sensitive to macroeconomic conditions. Under normal market conditions, the Fund will have investment exposure to at least three countries (excluding the United States) and combined exposure to foreign securities, foreign currencies, and other foreign investments equal to at least 40% of the Fund’s net assets. This foreign exposure includes sovereign debt and emerging market assets. From the Fund’s inception on November 14, 2025 through August 31, 2026, the Fund’s investments outperformed the Bloomberg 1-3 Month US Treasury Bill Index (“Index”). The Fund’s relative-value strategies were the largest positive contributor to performance. Country equity long/short positioning was the largest contributor, primarily benefiting from long positions in South Korea and Taiwan. Currency long/short positioning also contributed significantly, driven by long positions in the Norwegian krone and South Korean won. Commodity relative-value positioning also aided performance, while fixed income relative-value positioning modestly detracted. In addition, the Fund’s directional strategies contributed positively, primarily benefiting from long equity and short sovereign bond positions. The Fund used derivatives, primarily equity index, commodity and sovereign bond futures, and currency forwards, to establish long and short exposures across global markets. Overall, these derivative positions contributed positively to performance, particularly through the Fund’s equity and currency relative-value strategies.

How did the Fund perform since inception?

Table Summary
	R-6 Shares at net asset value $11,358	Bloomberg Global Aggregate Index $10,037	Bloomberg 1-3 Month US Treasury Bill Index $10,296
11/25	10,000	10,000	10,000
11/25	10,000	10,041	10,015
12/25	10,045	10,067	10,050
1/26	10,326	10,161	10,080
2/26	10,556	10,275	10,108
3/26	10,667	9,959	10,138
4/26	11,027	10,083	10,169
5/26	11,248	10,117	10,201
6/26	11,017	10,045	10,231
7/26	11,198	9,992	10,266
8/26	11,358	10,037	10,296

Average Annual Total Returns

Table Summary
Name	Since InceptionFootnote Reference*
R-6 Shares	13.58%
Bloomberg Global Aggregate Index	0.37%
Bloomberg 1-3 Month US Treasury Bill Index	2.96%
Footnote	Description
Footnote*	Since inception performance is calculated from November 14, 2025, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg 1-3 Month US Treasury Bill Index is an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$172,433
  Total Number of Portfolio Holdings175
  Portfolio Turnover Rate 0.0%
  Total Advisory Fees Paid (amount in thousands)$960

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	86.79%
Other Assets and LiabilitiesFootnote Reference*	13.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Other LocationsFootnote Reference*	86.79%
Other Assets and LiabilitiesFootnote Reference†	13.21%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period November 14, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV960ARR6-0

Class A

PMSAX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$181	1.71%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s investments achieved attractive performance for the year ending August 31, 2026, and did so with consistent monthly results. The Fund’s investments significantly outperformed the HFRX Global Hedge Fund Index (“Index”) over the year, in part by outperforming the Index during the months when the Index delivered negative returns (in both March 2026 and July 2026). The Fund’s largest contributors were its trend-following strategy sleeves managed by Graham Capital Management, L.P. (“Graham”) and Crabel Capital Management, LLC (“Crabel”) within the Fund’s global macro portfolio. Both Graham and Crabel benefited from a combination of allocations to commodities and global equity indices, as well as being short interest rate futures. Other significant contributors to performance were the Fund’s equity hedge sleeves, especially the sleeve managed by Los Angeles Capital Management (“LA Capital”). LA Capital delivered solid performance, driven by its overweight allocation to quality growth and momentum factors. There were no sleeves which detracted from the Fund’s absolute performance. However, several sleeves delivered modest positive performance, including sleeves managed by Record Currency Management Limited, Loomis, Sayles & Company, L.P., and Westchester Capital Management, LLC. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

How did the Fund perform over the last 10 years?

Table Summary
	Class A Shares with maximum sales charge $15,354	MSCI ACWI Index NTR $32,693	HFRX Global Hedge Fund Index $14,049
8/16	9,625	10,000	10,000
10/16	9,643	10,061	10,055
11/16	9,580	9,891	9,998
12/16	9,607	9,966	10,085
1/17	9,669	10,181	10,171
2/17	9,759	10,459	10,223
3/17	9,875	10,753	10,337
4/17	9,911	11,054	10,384
5/17	9,982	11,298	10,409
6/17	9,964	11,349	10,432
7/17	10,071	11,667	10,528
8/17	10,080	11,711	10,559
9/17	10,125	11,938	10,622
10/17	10,206	12,185	10,696
11/17	10,232	12,421	10,703
12/17	10,272	12,622	10,781
1/18	10,409	13,334	11,045
2/18	10,180	12,774	10,777
3/18	10,097	12,491	10,672
4/18	10,107	12,620	10,681
5/18	10,088	12,635	10,710
6/18	10,070	12,567	10,690
7/18	10,152	12,946	10,674
8/18	10,171	13,048	10,722
9/18	10,226	13,104	10,648
10/18	9,996	12,122	10,318
11/18	9,960	12,300	10,254
12/18	9,801	11,433	10,057
1/19	9,986	12,336	10,270
2/19	10,044	12,666	10,335
3/19	10,112	12,825	10,318
4/19	10,209	13,258	10,386
5/19	10,141	12,472	10,315
6/19	10,326	13,289	10,481
7/19	10,365	13,327	10,562
8/19	10,355	13,011	10,602
9/19	10,365	13,285	10,650
10/19	10,394	13,649	10,682
11/19	10,482	13,982	10,792
12/19	10,550	14,474	10,923
1/20	10,540	14,314	10,968
2/20	10,346	13,158	10,811
3/20	9,548	11,382	10,175
4/20	9,791	12,601	10,468
5/20	10,093	13,149	10,619
6/20	10,239	13,569	10,805
7/20	10,482	14,287	10,951
8/20	10,667	15,161	11,120
9/20	10,569	14,672	11,101
10/20	10,511	14,316	11,077
11/20	10,803	16,080	11,389
12/20	11,044	16,827	11,668
1/21	11,004	16,751	11,648
2/21	11,103	17,138	11,825
3/21	11,192	17,596	11,818
4/21	11,408	18,366	12,011
5/21	11,507	18,651	12,057
6/21	11,507	18,897	12,103
7/21	11,517	19,027	12,049
8/21	11,595	19,504	12,131
9/21	11,418	18,698	12,085
10/21	11,527	19,652	12,194
11/21	11,389	19,179	12,036
12/21	11,611	19,946	12,094
1/22	11,591	18,967	11,875
2/22	11,499	18,477	11,903
3/22	11,744	18,877	11,948
4/22	11,611	17,366	11,846
5/22	11,611	17,386	11,693
6/22	11,325	17,033	11,538
8/22	11,294	16,406	11,654
9/22	11,315	15,730	11,544
10/22	11,468	16,950	11,555
11/22	11,344	16,283	11,562
12/22	11,584	17,451	11,754
1/23	11,527	16,950	11,705
2/23	11,413	17,473	11,533
3/23	11,504	17,724	11,592
4/23	11,470	17,534	11,560
5/23	11,710	18,553	11,618
6/23	11,847	19,232	11,681
7/23	11,836	18,694	11,733
9/23	11,801	17,921	11,728
10/23	11,699	17,382	11,623
11/23	11,950	18,987	11,743
12/23	12,035	19,898	11,921
1/24	12,164	20,015	11,962
2/24	12,412	20,874	12,058
3/24	12,671	21,529	12,214
4/24	12,553	20,819	12,169
5/24	12,682	21,665	12,219
6/24	12,730	22,147	12,258
7/24	12,812	22,504	12,320
8/24	12,859	23,076	12,407
9/24	13,000	23,612	12,536
10/24	12,859	23,082	12,464
11/24	13,071	23,945	12,531
12/24	13,051	23,379	12,541
1/25	13,230	24,163	12,670
2/25	13,266	24,018	12,702
3/25	13,099	23,069	12,634
4/25	13,028	23,284	12,559
5/25	13,206	24,622	12,701
6/25	13,445	25,728	12,827
7/25	13,540	26,077	12,920
8/25	13,743	26,721	13,065
9/25	13,993	27,689	13,246
10/25	14,112	28,309	13,347
11/25	14,231	28,305	13,365
12/25	14,362	28,601	13,443
1/26	14,588	29,449	13,711
2/26	14,789	29,827	13,772
3/26	14,563	27,685	13,325
4/26	14,952	30,502	13,758
5/26	15,115	32,075	13,987
6/26	15,090	31,818	14,040
7/26	15,191	31,842	13,900
8/26	15,354	32,693	14,049

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	11.72%	5.78%	4.78%
Class A Shares Including Sales Charge	7.53%	4.97%	4.38%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
HFRX Global Hedge Fund Index	7.53%	2.98%	3.46%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$637,164
  Total Number of Portfolio Holdings2,339
  Portfolio Turnover Rate 182.1%
  Total Advisory Fees Paid (amount in thousands)$6,370

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	36.25%
Bonds	26.93%
Investment Companies	22.96%
U.S. Government & Government Agency Obligations	8.17%
Senior Floating Rate Interests	1.41%
Convertible Bonds	0.08%
Preferred Stocks	0.06%
Purchased Options	0.04%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	39.44%
Japan	7.75%
Canada	2.25%
United Kingdom	1.80%
Cayman Islands	1.65%
Mexico	1.58%
Netherlands	1.46%
Australia	0.93%
Czech Republic	0.86%
Hungary	0.73%
Supranational	0.68%
Luxembourg	0.68%
Brazil	0.65%
Colombia	0.62%
South Africa	0.59%
Italy	0.56%
Hong Kong	0.55%
Peru	0.55%
Israel	0.48%
Argentina	0.47%
Other LocationsFootnote Reference*	31.65%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARA-0

Institutional

PSMIX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$149	1.41%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s investments achieved attractive performance for the year ending August 31, 2026, and did so with consistent monthly results. The Fund’s investments significantly outperformed the HFRX Global Hedge Fund Index (“Index”) over the year, in part by outperforming the Index during the months when the Index delivered negative returns (in both March 2026 and July 2026). The Fund’s largest contributors were its trend-following strategy sleeves managed by Graham Capital Management, L.P. (“Graham”) and Crabel Capital Management, LLC (“Crabel”) within the Fund’s global macro portfolio. Both Graham and Crabel benefited from a combination of allocations to commodities and global equity indices, as well as being short interest rate futures. Other significant contributors to performance were the Fund’s equity hedge sleeves, especially the sleeve managed by Los Angeles Capital Management (“LA Capital”). LA Capital delivered solid performance, driven by its overweight allocation to quality growth and momentum factors. There were no sleeves which detracted from the Fund’s absolute performance. However, several sleeves delivered modest positive performance, including sleeves managed by Record Currency Management Limited, Loomis, Sayles & Company, L.P., and Westchester Capital Management, LLC. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $16,605	MSCI ACWI Index NTR $32,693	HFRX Global Hedge Fund Index $14,049
8/16	10,000	10,000	10,000
10/16	10,018	10,061	10,055
11/16	9,954	9,891	9,998
12/16	9,991	9,966	10,085
1/17	10,061	10,181	10,171
2/17	10,153	10,459	10,223
3/17	10,273	10,753	10,337
4/17	10,319	11,054	10,384
5/17	10,393	11,298	10,409
6/17	10,375	11,349	10,432
7/17	10,495	11,667	10,528
8/17	10,504	11,711	10,559
9/17	10,559	11,938	10,622
10/17	10,642	12,185	10,696
11/17	10,670	12,421	10,703
12/17	10,724	12,622	10,781
1/18	10,867	13,334	11,045
2/18	10,629	12,774	10,777
3/18	10,544	12,491	10,672
4/18	10,563	12,620	10,681
5/18	10,544	12,635	10,710
6/18	10,535	12,567	10,690
7/18	10,620	12,946	10,674
8/18	10,639	13,048	10,722
9/18	10,696	13,104	10,648
10/18	10,468	12,122	10,318
11/18	10,421	12,300	10,254
12/18	10,260	11,433	10,057
1/19	10,462	12,336	10,270
2/19	10,533	12,666	10,335
3/19	10,594	12,825	10,318
4/19	10,705	13,258	10,386
5/19	10,634	12,472	10,315
6/19	10,836	13,289	10,481
7/19	10,877	13,327	10,562
8/19	10,877	13,011	10,602
9/19	10,887	13,285	10,650
10/19	10,917	13,649	10,682
11/19	11,018	13,982	10,792
12/19	11,099	14,474	10,923
1/20	11,089	14,314	10,968
2/20	10,897	13,158	10,811
3/20	10,048	11,382	10,175
4/20	10,311	12,601	10,468
5/20	10,644	13,149	10,619
6/20	10,796	13,569	10,805
7/20	11,049	14,287	10,951
8/20	11,251	15,161	11,120
9/20	11,160	14,672	11,101
10/20	11,099	14,316	11,077
11/20	11,413	16,080	11,389
12/20	11,666	16,827	11,668
1/21	11,636	16,751	11,648
2/21	11,738	17,138	11,825
3/21	11,841	17,596	11,818
4/21	12,067	18,366	12,011
5/21	12,191	18,651	12,057
6/21	12,191	18,897	12,103
7/21	12,201	19,027	12,049
8/21	12,293	19,504	12,131
9/21	12,108	18,698	12,085
10/21	12,232	19,652	12,194
11/21	12,088	19,179	12,036
12/21	12,324	19,946	12,094
1/22	12,313	18,967	11,875
2/22	12,217	18,477	11,903
3/22	12,484	18,877	11,948
4/22	12,345	17,366	11,846
5/22	12,356	17,386	11,693
6/22	12,056	17,033	11,538
8/22	12,024	16,406	11,654
9/22	12,067	15,730	11,544
10/22	12,217	16,950	11,555
11/22	12,103	16,283	11,562
12/22	12,355	17,451	11,754
1/23	12,307	16,950	11,705
2/23	12,187	17,473	11,533
3/23	12,295	17,724	11,592
4/23	12,259	17,534	11,560
5/23	12,523	18,553	11,618
6/23	12,667	19,232	11,681
7/23	12,667	18,694	11,733
9/23	12,643	17,921	11,728
10/23	12,535	17,382	11,623
11/23	12,799	18,987	11,743
12/23	12,899	19,898	11,921
1/24	13,048	20,015	11,962
2/24	13,309	20,874	12,058
3/24	13,595	21,529	12,214
4/24	13,471	20,819	12,169
5/24	13,620	21,665	12,219
6/24	13,669	22,147	12,258
7/24	13,769	22,504	12,320
8/24	13,818	23,076	12,407
9/24	13,980	23,612	12,536
10/24	13,831	23,082	12,464
11/24	14,067	23,945	12,531
12/24	14,043	23,379	12,541
1/25	14,245	24,163	12,670
2/25	14,283	24,018	12,702
3/25	14,106	23,069	12,634
4/25	14,043	23,284	12,559
5/25	14,232	24,622	12,701
6/25	14,497	25,728	12,827
7/25	14,598	26,077	12,920
8/25	14,825	26,721	13,065
9/25	15,103	27,689	13,246
10/25	15,229	28,309	13,347
11/25	15,355	28,305	13,365
12/25	15,513	28,601	13,443
1/26	15,753	29,449	13,711
2/26	15,979	29,827	13,772
3/26	15,726	27,685	13,325
4/26	16,152	30,502	13,758
5/26	16,338	32,075	13,987
6/26	16,312	31,818	14,040
7/26	16,432	31,842	13,900
8/26	16,605	32,693	14,049

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	12.00%	6.20%	5.20%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
HFRX Global Hedge Fund Index	7.53%	2.98%	3.46%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$637,164
  Total Number of Portfolio Holdings2,339
  Portfolio Turnover Rate 182.1%
  Total Advisory Fees Paid (amount in thousands)$6,370

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	36.25%
Bonds	26.93%
Investment Companies	22.96%
U.S. Government & Government Agency Obligations	8.17%
Senior Floating Rate Interests	1.41%
Convertible Bonds	0.08%
Preferred Stocks	0.06%
Purchased Options	0.04%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	39.44%
Japan	7.75%
Canada	2.25%
United Kingdom	1.80%
Cayman Islands	1.65%
Mexico	1.58%
Netherlands	1.46%
Australia	0.93%
Czech Republic	0.86%
Hungary	0.73%
Supranational	0.68%
Luxembourg	0.68%
Brazil	0.65%
Colombia	0.62%
South Africa	0.59%
Italy	0.56%
Hong Kong	0.55%
Peru	0.55%
Israel	0.48%
Argentina	0.47%
Other LocationsFootnote Reference*	31.65%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARI-0

R-6

PGLSX

Global Multi-Strategy Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$135	1.27%

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s investments achieved attractive performance for the year ending August 31, 2026, and did so with consistent monthly results. The Fund’s investments significantly outperformed the HFRX Global Hedge Fund Index (“Index”) over the year, in part by outperforming the Index during the months when the Index delivered negative returns (in both March 2026 and July 2026). The Fund’s largest contributors were its trend-following strategy sleeves managed by Graham Capital Management, L.P. (“Graham”) and Crabel Capital Management, LLC (“Crabel”) within the Fund’s global macro portfolio. Both Graham and Crabel benefited from a combination of allocations to commodities and global equity indices, as well as being short interest rate futures. Other significant contributors to performance were the Fund’s equity hedge sleeves, especially the sleeve managed by Los Angeles Capital Management (“LA Capital”). LA Capital delivered solid performance, driven by its overweight allocation to quality growth and momentum factors. There were no sleeves which detracted from the Fund’s absolute performance. However, several sleeves delivered modest positive performance, including sleeves managed by Record Currency Management Limited, Loomis, Sayles & Company, L.P., and Westchester Capital Management, LLC. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $16,703	MSCI ACWI Index NTR $32,693	HFRX Global Hedge Fund Index $14,049
8/16	10,000	10,000	10,000
10/16	10,018	10,061	10,055
11/16	9,954	9,891	9,998
12/16	9,991	9,966	10,085
1/17	10,061	10,181	10,171
2/17	10,153	10,459	10,223
3/17	10,273	10,753	10,337
4/17	10,319	11,054	10,384
5/17	10,393	11,298	10,409
6/17	10,384	11,349	10,432
7/17	10,495	11,667	10,528
8/17	10,513	11,711	10,559
9/17	10,559	11,938	10,622
10/17	10,651	12,185	10,696
11/17	10,679	12,421	10,703
12/17	10,721	12,622	10,781
1/18	10,873	13,334	11,045
2/18	10,626	12,774	10,777
3/18	10,550	12,491	10,672
4/18	10,560	12,620	10,681
5/18	10,541	12,635	10,710
6/18	10,531	12,567	10,690
7/18	10,626	12,946	10,674
8/18	10,645	13,048	10,722
9/18	10,702	13,104	10,648
10/18	10,474	12,122	10,318
11/18	10,427	12,300	10,254
12/18	10,270	11,433	10,057
1/19	10,473	12,336	10,270
2/19	10,534	12,666	10,335
3/19	10,604	12,825	10,318
4/19	10,716	13,258	10,386
5/19	10,645	12,472	10,315
6/19	10,848	13,289	10,481
7/19	10,888	13,327	10,562
8/19	10,888	13,011	10,602
9/19	10,908	13,285	10,650
10/19	10,939	13,649	10,682
11/19	11,030	13,982	10,792
12/19	11,111	14,474	10,923
1/20	11,101	14,314	10,968
2/20	10,908	13,158	10,811
3/20	10,068	11,382	10,175
4/20	10,331	12,601	10,468
5/20	10,655	13,149	10,619
6/20	10,817	13,569	10,805
7/20	11,070	14,287	10,951
8/20	11,263	15,161	11,120
9/20	11,172	14,672	11,101
10/20	11,111	14,316	11,077
11/20	11,435	16,080	11,389
12/20	11,690	16,827	11,668
1/21	11,649	16,751	11,648
2/21	11,762	17,138	11,825
3/21	11,855	17,596	11,818
4/21	12,092	18,366	12,011
5/21	12,205	18,651	12,057
6/21	12,216	18,897	12,103
7/21	12,226	19,027	12,049
8/21	12,319	19,504	12,131
9/21	12,133	18,698	12,085
10/21	12,257	19,652	12,194
11/21	12,113	19,179	12,036
12/21	12,349	19,946	12,094
1/22	12,338	18,967	11,875
2/22	12,242	18,477	11,903
3/22	12,510	18,877	11,948
4/22	12,381	17,366	11,846
5/22	12,381	17,386	11,693
6/22	12,081	17,033	11,538
8/22	12,060	16,406	11,654
9/22	12,092	15,730	11,544
10/22	12,252	16,950	11,555
11/22	12,139	16,283	11,562
12/22	12,392	17,451	11,754
1/23	12,344	16,950	11,705
2/23	12,224	17,473	11,533
3/23	12,332	17,724	11,592
4/23	12,296	17,534	11,560
5/23	12,560	18,553	11,618
6/23	12,704	19,232	11,681
7/23	12,704	18,694	11,733
9/23	12,680	17,921	11,728
10/23	12,572	17,382	11,623
11/23	12,837	18,987	11,743
12/23	12,937	19,898	11,921
1/24	13,087	20,015	11,962
2/24	13,348	20,874	12,058
3/24	13,634	21,529	12,214
4/24	13,522	20,819	12,169
5/24	13,659	21,665	12,219
6/24	13,721	22,147	12,258
7/24	13,808	22,504	12,320
8/24	13,858	23,076	12,407
9/24	14,032	23,612	12,536
10/24	13,883	23,082	12,464
11/24	14,119	23,945	12,531
12/24	14,096	23,379	12,541
1/25	14,298	24,163	12,670
2/25	14,336	24,018	12,702
3/25	14,159	23,069	12,634
4/25	14,096	23,284	12,559
5/25	14,298	24,622	12,701
6/25	14,563	25,728	12,827
7/25	14,664	26,077	12,920
8/25	14,879	26,721	13,065
9/25	15,170	27,689	13,246
10/25	15,296	28,309	13,347
11/25	15,423	28,305	13,365
12/25	15,581	28,601	13,443
1/26	15,835	29,449	13,711
2/26	16,048	29,827	13,772
3/26	15,808	27,685	13,325
4/26	16,235	30,502	13,758
5/26	16,436	32,075	13,987
6/26	16,395	31,818	14,040
7/26	16,529	31,842	13,900
8/26	16,703	32,693	14,049

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	12.25%	6.28%	5.26%
MSCI ACWI Index NTR	22.35%	10.88%	12.58%
HFRX Global Hedge Fund Index	7.53%	2.98%	3.46%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is October 24, 2011.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$637,164
  Total Number of Portfolio Holdings2,339
  Portfolio Turnover Rate 182.1%
  Total Advisory Fees Paid (amount in thousands)$6,370

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	36.25%
Bonds	26.93%
Investment Companies	22.96%
U.S. Government & Government Agency Obligations	8.17%
Senior Floating Rate Interests	1.41%
Convertible Bonds	0.08%
Preferred Stocks	0.06%
Purchased Options	0.04%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	39.44%
Japan	7.75%
Canada	2.25%
United Kingdom	1.80%
Cayman Islands	1.65%
Mexico	1.58%
Netherlands	1.46%
Australia	0.93%
Czech Republic	0.86%
Hungary	0.73%
Supranational	0.68%
Luxembourg	0.68%
Brazil	0.65%
Colombia	0.62%
South Africa	0.59%
Italy	0.56%
Hong Kong	0.55%
Peru	0.55%
Israel	0.48%
Argentina	0.47%
Other LocationsFootnote Reference*	31.65%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.07%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective January 15, 2026, Wellington Management Company LLP was terminated as a sub-advisor. Effective May 15, 2026, Gotham Asset Management, LLC was terminated as a sub-advisor. Additionally on that date, Parametric Portfolio Associates, LLC was hired as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV838ARR6-0

Institutional

PGSLX

Global Listed Infrastructure Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Global Listed Infrastructure Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$69	0.65%

Management’s Discussion of Fund Performance

The Fund seeks to achieve total return by investing, under normal circumstances, at least 80% of its net assets in securities issued by listed infrastructure companies. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in Real Estate Investment Trusts ("REITs") but only those REITs that are engaged in the development, operation, or management of infrastructure assets. The Fund’s investments outperformed the FTSE Global Core Infrastructure 50/50 Net Tax Index (“Index”). Relative outperformance was driven primarily by strong security selection in North America and Europe, Middle East and Africa (EMEA), particularly within utilities. Among North American utilities, the Fund benefitted from its holdings in several companies that increased capital expenditures to support accelerating power demand coming from artificial intelligence (AI). In EMEA, the Fund’s position in a major European electricity transmission system operator benefitted from ongoing execution of its investment plan and favorable regulatory developments in one of its key markets, Germany. Security selection within North American energy infrastructure also contributed positively. These relative gains were partially offset by weak security selection in Asia and in the communications sector globally. Within Asia, the Fund’s wireless tower holdings were hurt by macroeconomic concerns and limited positive fundamental catalysts, and the transportation sector also detracted as the Fund was underweight in the strongly performing marine port subsector. Within U.S. communications, the Fund’s overweight to wireless towers and underweight to satellites both detracted from relative performance. Satellite stocks benefited from mergers and acquisitions as well as enthusiasm around the space economy. Towers sold off as the market assessed the risk satellite networks may pose to tower economics.

How did the Fund perform since inception?

Table Summary
	Institutional Shares at net asset value $15,121	MSCI ACWI Index NTR $21,058	FTSE Global Core Infrastructure 50/50 Net Tax Index $14,005
9/22	10,000	10,000	10,000
10/22	9,950	10,132	9,496
11/22	11,000	10,918	10,241
12/22	10,749	10,489	10,015
1/23	11,093	11,240	10,275
2/23	10,648	10,918	9,782
3/23	11,043	11,255	10,070
4/23	11,296	11,417	10,285
5/23	10,739	11,294	9,760
6/23	11,043	11,950	10,035
7/23	11,225	12,388	10,244
8/23	10,526	12,041	9,686
9/23	10,000	11,543	9,234
10/23	10,000	11,196	9,074
11/23	10,860	12,230	9,804
12/23	11,269	12,817	10,236
1/24	10,832	12,892	9,986
2/24	10,919	13,446	10,052
3/24	11,247	13,868	10,395
4/24	11,007	13,410	10,255
5/24	11,738	13,955	10,759
6/24	11,323	14,266	10,471
7/24	11,989	14,496	11,140
8/24	12,381	14,864	11,575
9/24	12,905	15,209	11,894
10/24	12,425	14,868	11,579
11/24	12,621	15,424	11,907
12/24	11,950	15,059	11,211
1/25	11,927	15,564	11,297
2/25	12,204	15,471	11,513
3/25	12,631	14,859	11,751
4/25	13,198	14,998	11,947
5/25	13,360	15,860	12,145
6/25	13,406	16,572	12,254
7/25	13,267	16,797	12,292
8/25	13,406	17,212	12,476
9/25	13,764	17,835	12,720
10/25	13,810	18,234	12,626
11/25	14,192	18,232	13,045
12/25	13,865	18,423	12,821
1/26	14,469	18,969	13,353
2/26	15,690	19,213	14,469
3/26	15,204	17,833	13,864
4/26	15,915	19,647	14,357
5/26	15,192	20,661	14,023
6/26	15,144	20,495	14,188
7/26	15,227	20,511	14,265
8/26	15,121	21,058	14,005

Average Annual Total Returns

Table Summary
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	12.79%	11.07%
MSCI ACWI Index NTR	22.35%	20.81%
FTSE Global Core Infrastructure 50/50 Net Tax Index	12.26%	8.93%
Footnote	Description
Footnote*	Since inception performance is calculated from September 22, 2022, the inception date of the Fund.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI ACWI Index NTR is the Fund's primary broad-based securities market index. The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$107,807
  Total Number of Portfolio Holdings42
  Portfolio Turnover Rate 48.1%
  Total Advisory Fees Paid (amount in thousands)$759

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.43%
Investment Companies	1.79%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	56.15%
Australia	7.69%
United Kingdom	6.27%
Canada	5.41%
Brazil	5.25%
France	2.77%
Belgium	2.72%
Spain	2.56%
Hong Kong	2.32%
China	1.88%
Japan	1.83%
India	1.30%
Italy	1.29%
Indonesia	0.99%
Other LocationsFootnote Reference*	1.79%
Other Assets and Liabilities	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective September 23, 2025, the Fund changed from Non-Diversified to Diversified and updated its Principal Risks. Effective February 17, 2026, Principal Real Estate Investors, LLC was terminated as a sub-advisor.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV944ARI-0

Institutional

PIDIX

International Equity Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.29%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $24,342	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,130	10,123
11/16	9,892	9,916
12/16	9,719	9,718
1/17	9,973	10,051
2/17	10,307	10,342
3/17	10,418	10,490
4/17	11,019	11,053
5/17	11,409	11,459
6/17	11,431	11,439
7/17	11,742	11,768
8/17	11,742	11,764
9/17	12,010	12,057
10/17	12,210	12,240
11/17	12,299	12,368
12/17	12,452	12,567
1/18	13,097	13,197
2/18	12,429	12,601
3/18	12,349	12,374
4/18	12,544	12,657
5/18	12,291	12,372
6/18	12,118	12,221
7/18	12,452	12,522
8/18	12,176	12,280
9/18	12,279	12,387
10/18	11,300	11,401
11/18	11,335	11,386
12/18	10,764	10,834
1/19	11,459	11,546
2/19	11,722	11,840
3/19	11,830	11,915
4/19	12,189	12,250
5/19	11,567	11,661
6/19	12,249	12,353
7/19	11,998	12,196
8/19	11,770	11,880
9/19	12,117	12,221
10/19	12,536	12,660
11/19	12,680	12,803
12/19	13,068	13,219
1/20	12,722	12,943
2/20	11,756	11,773
3/20	10,049	10,201
4/20	10,705	10,860
5/20	11,274	11,333
6/20	11,645	11,719
7/20	11,868	11,992
8/20	12,449	12,609
9/20	12,165	12,281
10/20	11,682	11,791
11/20	13,415	13,619
12/20	14,082	14,252
1/21	13,892	14,100
2/21	14,234	14,416
3/21	14,564	14,748
4/21	14,994	15,192
5/21	15,539	15,687
6/21	15,323	15,510
7/21	15,450	15,627
8/21	15,691	15,903
9/21	15,171	15,441
10/21	15,627	15,821
11/21	14,918	15,085
12/21	15,641	15,857
1/22	15,042	15,091
2/22	14,589	14,824
3/22	14,576	14,919
4/22	13,630	13,954
5/22	13,883	14,059
6/22	13,297	13,390
8/22	12,510	12,754
9/22	12,004	12,182
10/22	13,643	13,555
11/22	13,387	13,565
12/22	14,538	14,664
1/23	14,086	14,358
2/23	14,524	14,714
3/23	14,936	15,129
4/23	14,346	14,489
5/23	14,977	15,148
6/23	15,388	15,639
7/23	14,785	15,039
9/23	14,250	14,526
10/23	13,812	13,937
11/23	14,990	15,230
12/23	15,778	16,040
1/24	15,706	16,132
2/24	16,162	16,427
3/24	16,688	16,967
4/24	16,148	16,533
5/24	17,001	17,173
6/24	16,631	16,896
7/24	17,115	17,392
8/24	17,698	17,957
9/24	17,826	18,123
10/24	16,859	17,138
11/24	16,816	17,040
12/24	16,339	16,653
1/25	17,129	17,528
2/25	17,665	17,868
3/25	17,635	17,796
4/25	18,335	18,611
5/25	19,169	19,462
6/25	19,661	19,891
7/25	19,169	19,612
8/25	20,078	20,448
9/25	20,554	20,839
10/25	20,718	21,085
11/25	20,852	21,216
12/25	21,415	21,852
1/26	22,509	22,992
2/26	23,556	24,056
3/26	21,631	21,581
4/26	22,894	23,189
5/26	23,433	23,900
6/26	23,572	23,916
7/26	23,926	24,384
8/26	24,342	24,869

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	21.24%	9.18%	9.30%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,183,369
  Total Number of Portfolio Holdings662
  Portfolio Turnover Rate 79.5%
  Total Advisory Fees Paid (amount in thousands)$2,675

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARI-0

R-3

PIIOX

International Equity Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$95	0.86%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

How did the Fund perform over the last 10 years?

Table Summary
	R-3 Shares at net asset value $22,994	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,121	10,123
11/16	9,879	9,916
12/16	9,691	9,718
1/17	9,951	10,051
2/17	10,278	10,342
3/17	10,391	10,490
4/17	10,978	11,053
5/17	11,361	11,459
6/17	11,373	11,439
7/17	11,677	11,768
8/17	11,677	11,764
9/17	11,937	12,057
10/17	12,129	12,240
11/17	12,208	12,368
12/17	12,356	12,567
1/18	12,996	13,197
2/18	12,333	12,601
3/18	12,240	12,374
4/18	12,426	12,657
5/18	12,170	12,372
6/18	11,996	12,221
7/18	12,310	12,522
8/18	12,031	12,280
9/18	12,135	12,387
10/18	11,159	11,401
11/18	11,194	11,386
12/18	10,623	10,834
1/19	11,307	11,546
2/19	11,559	11,840
3/19	11,667	11,915
4/19	12,003	12,250
5/19	11,391	11,661
6/19	12,063	12,353
7/19	11,799	12,196
8/19	11,571	11,880
9/19	11,907	12,221
10/19	12,303	12,660
11/19	12,447	12,803
12/19	12,816	13,219
1/20	12,483	12,943
2/20	11,532	11,773
3/20	9,841	10,201
4/20	10,483	10,860
5/20	11,038	11,333
6/20	11,396	11,719
7/20	11,606	11,992
8/20	12,162	12,609
9/20	11,890	12,281
10/20	11,409	11,791
11/20	13,088	13,619
12/20	13,744	14,252
1/21	13,543	14,100
2/21	13,870	14,416
3/21	14,184	14,748
4/21	14,599	15,192
5/21	15,127	15,687
6/21	14,914	15,510
7/21	15,027	15,627
8/21	15,253	15,903
9/21	14,738	15,441
10/21	15,178	15,821
11/21	14,486	15,085
12/21	15,170	15,857
1/22	14,590	15,091
2/22	14,143	14,824
3/22	14,116	14,919
4/22	13,194	13,954
5/22	13,445	14,059
6/22	12,852	13,390
8/22	12,088	12,754
9/22	11,601	12,182
10/22	13,168	13,555
11/22	12,911	13,565
12/22	14,015	14,664
1/23	13,584	14,358
2/23	14,001	14,714
3/23	14,378	15,129
4/23	13,800	14,489
5/23	14,405	15,148
6/23	14,796	15,639
7/23	14,203	15,039
9/23	13,678	14,526
10/23	13,261	13,937
11/23	14,378	15,230
12/23	15,132	16,040
1/24	15,062	16,132
2/24	15,480	16,427
3/24	15,981	16,967
4/24	15,452	16,533
5/24	16,259	17,173
6/24	15,911	16,896
7/24	16,371	17,392
8/24	16,914	17,957
9/24	17,025	18,123
10/24	16,092	17,138
11/24	16,037	17,040
12/24	15,577	16,653
1/25	16,331	17,528
2/25	16,824	17,868
3/25	16,795	17,796
4/25	17,462	18,611
5/25	18,245	19,462
6/25	18,695	19,891
7/25	18,216	19,612
8/25	19,072	20,448
9/25	19,522	20,839
10/25	19,667	21,085
11/25	19,783	21,216
12/25	20,316	21,852
1/26	21,333	22,992
2/26	22,321	24,056
3/26	20,481	21,581
4/26	21,662	23,189
5/26	22,171	23,900
6/26	22,291	23,916
7/26	22,620	24,384
8/26	22,994	24,869

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	20.56%	8.55%	8.68%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,183,369
  Total Number of Portfolio Holdings662
  Portfolio Turnover Rate 79.5%
  Total Advisory Fees Paid (amount in thousands)$2,675

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR3-0

R-5

PIIQX

International Equity Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$61	0.55%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

How did the Fund perform over the last 10 years?

Table Summary
	R-5 Shares at net asset value $23,738	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,131	10,123
11/16	9,891	9,916
12/16	9,717	9,718
1/17	9,969	10,051
2/17	10,304	10,342
3/17	10,416	10,490
4/17	11,008	11,053
5/17	11,399	11,459
6/17	11,410	11,439
7/17	11,723	11,768
8/17	11,723	11,764
9/17	11,991	12,057
10/17	12,181	12,240
11/17	12,271	12,368
12/17	12,419	12,567
1/18	13,066	13,197
2/18	12,396	12,601
3/18	12,315	12,374
4/18	12,500	12,657
5/18	12,246	12,372
6/18	12,073	12,221
7/18	12,396	12,522
8/18	12,119	12,280
9/18	12,223	12,387
10/18	11,253	11,401
11/18	11,277	11,386
12/18	10,702	10,834
1/19	11,395	11,546
2/19	11,658	11,840
3/19	11,766	11,915
4/19	12,113	12,250
5/19	11,503	11,661
6/19	12,173	12,353
7/19	11,922	12,196
8/19	11,694	11,880
9/19	12,029	12,221
10/19	12,436	12,660
11/19	12,591	12,803
12/19	12,960	13,219
1/20	12,627	12,943
2/20	11,665	11,773
3/20	9,964	10,201
4/20	10,605	10,860
5/20	11,172	11,333
6/20	11,542	11,719
7/20	11,764	11,992
8/20	12,331	12,609
9/20	12,048	12,281
10/20	11,567	11,791
11/20	13,281	13,619
12/20	13,934	14,252
1/21	13,745	14,100
2/21	14,072	14,416
3/21	14,400	14,748
4/21	14,815	15,192
5/21	15,356	15,687
6/21	15,155	15,510
7/21	15,268	15,627
8/21	15,495	15,903
9/21	14,979	15,441
10/21	15,432	15,821
11/21	14,740	15,085
12/21	15,443	15,857
1/22	14,849	15,091
2/22	14,399	14,824
3/22	14,373	14,919
4/22	13,435	13,954
5/22	13,699	14,059
6/22	13,105	13,390
8/22	12,325	12,754
9/22	11,823	12,182
10/22	13,435	13,555
11/22	13,187	13,565
12/22	14,298	14,664
1/23	13,864	14,358
2/23	14,298	14,714
3/23	14,691	15,129
4/23	14,108	14,489
5/23	14,732	15,148
6/23	15,125	15,639
7/23	14,528	15,039
9/23	14,000	14,526
10/23	13,566	13,937
11/23	14,718	15,230
12/23	15,498	16,040
1/24	15,413	16,132
2/24	15,863	16,427
3/24	16,368	16,967
4/24	15,834	16,533
5/24	16,677	17,173
6/24	16,312	16,896
7/24	16,789	17,392
8/24	17,351	17,957
9/24	17,477	18,123
10/24	16,508	17,138
11/24	16,466	17,040
12/24	15,997	16,653
1/25	16,774	17,528
2/25	17,288	17,868
3/25	17,259	17,796
4/25	17,948	18,611
5/25	18,756	19,462
6/25	19,225	19,891
7/25	18,741	19,612
8/25	19,636	20,448
9/25	20,091	20,839
10/25	20,252	21,085
11/25	20,385	21,216
12/25	20,920	21,852
1/26	21,981	22,992
2/26	22,996	24,056
3/26	21,117	21,581
4/26	22,344	23,189
5/26	22,859	23,900
6/26	22,996	23,916
7/26	23,344	24,384
8/26	23,738	24,869

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	20.89%	8.91%	9.03%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,183,369
  Total Number of Portfolio Holdings662
  Portfolio Turnover Rate 79.5%
  Total Advisory Fees Paid (amount in thousands)$2,675

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR5-0

R-6

PFIEX

International Equity Index Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$30	0.27%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets in securities that compose the MSCI EAFE Index NTR ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2026, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns as information technology and energy posted the best returns for the year. The communication services and consumer discretionary sectors were the weakest performers. Advantest, Tokyo Electron Ltd., and ASML Holding contributed to performance. Sea Ltd., EssilorLuxottica SA, and Nintendo detracted from performance for the year.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $24,385	MSCI EAFE Index NTR $24,869
8/16	10,000	10,000
10/16	10,129	10,123
11/16	9,891	9,916
12/16	9,717	9,718
1/17	9,971	10,051
2/17	10,305	10,342
3/17	10,416	10,490
4/17	11,017	11,053
5/17	11,407	11,459
6/17	11,418	11,439
7/17	11,729	11,768
8/17	11,729	11,764
9/17	12,008	12,057
10/17	12,197	12,240
11/17	12,297	12,368
12/17	12,440	12,567
1/18	13,097	13,197
2/18	12,429	12,601
3/18	12,348	12,374
4/18	12,544	12,657
5/18	12,279	12,372
6/18	12,118	12,221
7/18	12,452	12,522
8/18	12,175	12,280
9/18	12,279	12,387
10/18	11,300	11,401
11/18	11,334	11,386
12/18	10,764	10,834
1/19	11,458	11,546
2/19	11,734	11,840
3/19	11,830	11,915
4/19	12,189	12,250
5/19	11,566	11,661
6/19	12,261	12,353
7/19	11,997	12,196
8/19	11,782	11,880
9/19	12,117	12,221
10/19	12,536	12,660
11/19	12,680	12,803
12/19	13,068	13,219
1/20	12,734	12,943
2/20	11,768	11,773
3/20	10,048	10,201
4/20	10,704	10,860
5/20	11,286	11,333
6/20	11,657	11,719
7/20	11,880	11,992
8/20	12,449	12,609
9/20	12,177	12,281
10/20	11,694	11,791
11/20	13,414	13,619
12/20	14,094	14,252
1/21	13,904	14,100
2/21	14,234	14,416
3/21	14,576	14,748
4/21	14,993	15,192
5/21	15,551	15,687
6/21	15,335	15,510
7/21	15,462	15,627
8/21	15,703	15,903
9/21	15,183	15,441
10/21	15,639	15,821
11/21	14,930	15,085
12/21	15,654	15,857
1/22	15,054	15,091
2/22	14,601	14,824
3/22	14,575	14,919
4/22	13,642	13,954
5/22	13,895	14,059
6/22	13,309	13,390
8/22	12,523	12,754
9/22	12,017	12,182
10/22	13,655	13,555
11/22	13,400	13,565
12/22	14,551	14,664
1/23	14,099	14,358
2/23	14,537	14,714
3/23	14,948	15,129
4/23	14,359	14,489
5/23	14,989	15,148
6/23	15,400	15,639
7/23	14,797	15,039
9/23	14,263	14,526
10/23	13,825	13,937
11/23	15,003	15,230
12/23	15,804	16,040
1/24	15,719	16,132
2/24	16,174	16,427
3/24	16,701	16,967
4/24	16,160	16,533
5/24	17,014	17,173
6/24	16,644	16,896
7/24	17,142	17,392
8/24	17,725	17,957
9/24	17,853	18,123
10/24	16,871	17,138
11/24	16,829	17,040
12/24	16,353	16,653
1/25	17,157	17,528
2/25	17,678	17,868
3/25	17,648	17,796
4/25	18,363	18,611
5/25	19,197	19,462
6/25	19,689	19,891
7/25	19,197	19,612
8/25	20,106	20,448
9/25	20,582	20,839
10/25	20,746	21,085
11/25	20,895	21,216
12/25	21,443	21,852
1/26	22,537	22,992
2/26	23,584	24,056
3/26	21,674	21,581
4/26	22,922	23,189
5/26	23,477	23,900
6/26	23,600	23,916
7/26	23,970	24,384
8/26	24,385	24,869

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	21.29%	9.20%	9.32%
MSCI EAFE Index NTR	21.62%	9.35%	9.54%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is December 30, 2009.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,183,369
  Total Number of Portfolio Holdings662
  Portfolio Turnover Rate 79.5%
  Total Advisory Fees Paid (amount in thousands)$2,675

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.18%
Investment Companies	2.80%
Preferred Stocks	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	23.11%
United Kingdom	13.33%
Switzerland	9.65%
Germany	8.66%
France	8.54%
Australia	6.39%
Netherlands	6.10%
Spain	3.83%
Sweden	3.38%
Italy	3.16%
Hong Kong	1.93%
Singapore	1.78%
Denmark	1.62%
Finland	1.14%
Israel	1.13%
Belgium	1.11%
Ireland	0.67%
Norway	0.62%
Austria	0.37%
Luxembourg	0.28%
Other LocationsFootnote Reference*	3.40%
Other Assets and LiabilitiesFootnote Reference†	(0.20)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV845ARR6-0

Institutional

PISMX

International Small Company Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$115	1.09%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net Index ("Index") for the trailing year. Stock selection amongst the material sector stood out as a key detractor from relative performance led by metals and mining companies. The Fund’s investments in gold companies generally performed well amid rising underlying spot prices but lagged even stronger performing, higher beta, and earlier stage gold companies in the Index. Silver companies within the Index also performed well during the year, which was a relative headwind to the Fund. Stock selection among consumer discretionary companies was a headwind driven primarily by underperformance within sports data and betting technology companies amid investor concerns around the emergence of prediction markets, normalization of U.S. growth, and a broader derating across data providers amid perceived AI-driven substitution risks. Financials stood out as an area of positive relative performance led by insurance and financial services holdings who benefited from strong earnings growth, capital generation, and increasing assets under management. Holdings focused on wealth management performed well amid robust asset and wealth management flows and improving profitability, while insurance holdings delivered record operating results and organic capital generation following successful acquisition integrations.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $19,704	MSCI World Ex USA IMI USD Net $25,139	MSCI World Ex USA Small Cap Net $23,748
8/16	10,000	10,000	10,000
10/16	10,365	10,144	10,281
11/16	10,030	9,932	9,976
12/16	9,868	9,761	9,729
1/17	9,948	10,073	9,999
2/17	10,375	10,381	10,358
3/17	10,588	10,512	10,558
4/17	11,178	11,020	11,141
5/17	11,716	11,387	11,506
6/17	11,696	11,401	11,543
7/17	12,204	11,750	11,950
8/17	12,366	11,762	12,050
9/17	12,793	12,069	12,381
10/17	13,027	12,235	12,555
11/17	13,230	12,366	12,733
12/17	13,506	12,608	13,102
1/18	14,147	13,196	13,713
2/18	13,464	12,586	13,180
3/18	13,506	12,380	13,036
4/18	13,752	12,650	13,235
5/18	13,528	12,432	13,141
6/18	13,218	12,284	12,914
7/18	13,410	12,551	12,987
8/18	13,186	12,336	12,897
9/18	13,133	12,404	12,804
10/18	11,778	11,390	11,583
11/18	11,479	11,365	11,469
12/18	10,773	10,757	10,734
1/19	11,802	11,545	11,645
2/19	12,047	11,837	11,913
3/19	12,094	11,888	11,907
4/19	12,433	12,223	12,232
5/19	11,848	11,636	11,590
6/19	12,538	12,304	12,117
7/19	12,397	12,169	12,063
8/19	12,222	11,872	11,783
9/19	12,514	12,201	12,084
10/19	12,970	12,611	12,580
11/19	13,169	12,786	12,866
12/19	13,648	13,221	13,461
1/20	13,228	12,946	13,072
2/20	12,087	11,781	11,797
3/20	9,503	10,048	9,640
4/20	10,549	10,813	10,768
5/20	11,270	11,315	11,523
6/20	11,534	11,676	11,728
7/20	12,002	12,006	12,178
8/20	12,771	12,662	13,067
9/20	12,675	12,335	12,916
10/20	12,207	11,863	12,498
11/20	13,528	13,656	14,219
12/20	14,411	14,321	15,182
1/21	14,351	14,186	15,144
2/21	14,606	14,555	15,582
3/21	15,092	14,918	15,922
4/21	15,713	15,409	16,582
5/21	16,005	15,917	16,955
6/21	15,737	15,741	16,688
7/21	16,041	15,866	16,940
8/21	16,382	16,148	17,395
9/21	15,603	15,671	16,808
10/21	15,944	16,114	17,147
11/21	15,117	15,337	16,187
12/21	15,595	16,096	16,873
1/22	14,567	15,326	15,719
2/22	14,193	15,103	15,579
3/22	14,046	15,263	15,653
4/22	13,005	14,252	14,566
5/22	13,045	14,338	14,468
6/22	12,511	13,630	13,723
8/22	11,857	13,000	13,129
9/22	11,202	12,385	12,152
10/22	12,391	13,686	13,320
11/22	12,177	13,640	13,400
12/22	13,136	14,748	14,425
1/23	12,825	14,401	14,071
2/23	12,987	14,675	14,068
3/23	13,123	15,070	14,316
4/23	12,555	14,417	13,722
5/23	13,096	15,068	14,136
6/23	13,474	15,582	14,775
7/23	13,150	14,990	14,280
9/23	12,528	14,462	13,645
10/23	11,947	13,819	12,839
11/23	13,096	15,123	14,084
12/23	13,779	15,984	15,091
1/24	13,545	16,006	14,833
2/24	13,821	16,249	14,876
3/24	14,455	16,812	15,480
4/24	13,903	16,361	15,033
5/24	14,579	16,999	15,692
6/24	14,110	16,688	15,240
7/24	14,758	17,267	16,087
8/24	14,992	17,808	16,388
9/24	15,226	18,045	16,832
10/24	14,317	17,109	15,869
11/24	14,441	17,153	15,925
12/24	13,929	16,694	15,508
1/25	14,431	17,482	16,001
2/25	14,617	17,738	15,937
3/25	14,775	17,665	16,035
4/25	15,649	18,493	16,919
5/25	16,537	19,394	17,916
6/25	17,182	19,909	18,733
7/25	16,838	19,701	18,726
8/25	17,655	20,584	19,655
9/25	18,085	21,024	20,089
10/25	17,770	21,199	19,955
11/25	18,128	21,440	20,301
12/25	18,435	22,066	20,792
1/26	19,261	23,150	22,061
2/26	20,191	24,292	23,323
3/26	17,964	21,876	20,715
4/26	19,084	23,525	22,458
5/26	19,497	24,224	23,344
6/26	19,114	24,042	22,359
7/26	18,922	24,521	22,706
8/26	19,704	25,139	23,748

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	11.60%	3.76%	7.02%
MSCI World Ex USA IMI USD Net	22.13%	9.26%	9.66%
MSCI World Ex USA Small Cap Net	20.82%	6.42%	9.03%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI World Ex USA IMI USD Net is the Fund's primary broad-based securities market index. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$300,617
  Total Number of Portfolio Holdings108
  Portfolio Turnover Rate 56.5%
  Total Advisory Fees Paid (amount in thousands)$4,275

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.86%
Investment Companies	1.84%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	32.09%
Canada	13.54%
United Kingdom	10.28%
Australia	6.32%
Germany	6.32%
Netherlands	4.16%
Italy	4.13%
France	3.26%
Denmark	3.17%
Israel	2.55%
Sweden	2.37%
Austria	1.34%
Portugal	1.28%
Ireland	1.24%
Finland	1.24%
Spain	1.07%
Macao	0.93%
Singapore	0.93%
United States	0.75%
Switzerland	0.75%
Other LocationsFootnote Reference*	2.98%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV847ARI-0

R-6

PFISX

International Small Company Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$111	1.05%

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net Index ("Index") for the trailing year. Stock selection amongst the material sector stood out as a key detractor from relative performance led by metals and mining companies. The Fund’s investments in gold companies generally performed well amid rising underlying spot prices but lagged even stronger performing, higher beta, and earlier stage gold companies in the Index. Silver companies within the Index also performed well during the year, which was a relative headwind to the Fund. Stock selection among consumer discretionary companies was a headwind driven primarily by underperformance within sports data and betting technology companies amid investor concerns around the emergence of prediction markets, normalization of U.S. growth, and a broader derating across data providers amid perceived AI-driven substitution risks. Financials stood out as an area of positive relative performance led by insurance and financial services holdings who benefited from strong earnings growth, capital generation, and increasing assets under management. Holdings focused on wealth management performed well amid robust asset and wealth management flows and improving profitability, while insurance holdings delivered record operating results and organic capital generation following successful acquisition integrations.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $19,875	MSCI World Ex USA IMI USD Net $25,139	MSCI World Ex USA Small Cap Net $23,748
8/16	10,000	10,000	10,000
10/16	10,367	10,144	10,281
11/16	10,020	9,932	9,976
12/16	9,857	9,761	9,729
1/17	9,927	10,073	9,999
2/17	10,353	10,381	10,358
3/17	10,566	10,512	10,558
4/17	11,154	11,020	11,141
5/17	11,682	11,387	11,506
6/17	11,702	11,401	11,543
7/17	12,239	11,750	11,950
8/17	12,381	11,762	12,050
9/17	12,807	12,069	12,381
10/17	13,051	12,235	12,555
11/17	13,243	12,366	12,733
12/17	13,520	12,608	13,102
1/18	14,169	13,196	13,713
2/18	13,488	12,586	13,180
3/18	13,531	12,380	13,036
4/18	13,776	12,650	13,235
5/18	13,563	12,432	13,141
6/18	13,243	12,284	12,914
7/18	13,435	12,551	12,987
8/18	13,222	12,336	12,897
9/18	13,169	12,404	12,804
10/18	11,817	11,390	11,583
11/18	11,508	11,365	11,469
12/18	10,800	10,757	10,734
1/19	11,838	11,545	11,645
2/19	12,083	11,837	11,913
3/19	12,129	11,888	11,907
4/19	12,468	12,223	12,232
5/19	11,885	11,636	11,590
6/19	12,573	12,304	12,117
7/19	12,444	12,169	12,063
8/19	12,269	11,872	11,783
9/19	12,561	12,201	12,084
10/19	13,016	12,611	12,580
11/19	13,214	12,786	12,866
12/19	13,695	13,221	13,461
1/20	13,287	12,946	13,072
2/20	12,134	11,781	11,797
3/20	9,542	10,048	9,640
4/20	10,586	10,813	10,768
5/20	11,318	11,315	11,523
6/20	11,582	11,676	11,728
7/20	12,062	12,006	12,178
8/20	12,842	12,662	13,067
9/20	12,734	12,335	12,916
10/20	12,266	11,863	12,498
11/20	13,599	13,656	14,219
12/20	14,479	14,321	15,182
1/21	14,431	14,186	15,144
2/21	14,674	14,555	15,582
3/21	15,172	14,918	15,922
4/21	15,792	15,409	16,582
5/21	16,096	15,917	16,955
6/21	15,829	15,741	16,688
7/21	16,133	15,866	16,940
8/21	16,473	16,148	17,395
9/21	15,695	15,671	16,808
10/21	16,036	16,114	17,147
11/21	15,209	15,337	16,187
12/21	15,690	16,096	16,873
1/22	14,662	15,326	15,719
2/22	14,275	15,103	15,579
3/22	14,141	15,263	15,653
4/22	13,100	14,252	14,566
5/22	13,126	14,338	14,468
6/22	12,592	13,630	13,723
8/22	11,925	13,000	13,129
9/22	11,270	12,385	12,152
10/22	12,472	13,686	13,320
11/22	12,256	13,640	13,400
12/22	13,230	14,748	14,425
1/23	12,906	14,401	14,071
2/23	13,081	14,675	14,068
3/23	13,217	15,070	14,316
4/23	12,635	14,417	13,722
5/23	13,190	15,068	14,136
6/23	13,568	15,582	14,775
7/23	13,244	14,990	14,280
9/23	12,621	14,462	13,645
10/23	12,026	13,819	12,839
11/23	13,190	15,123	14,084
12/23	13,880	15,984	15,091
1/24	13,645	16,006	14,833
2/24	13,921	16,249	14,876
3/24	14,570	16,812	15,480
4/24	14,004	16,361	15,033
5/24	14,680	16,999	15,692
6/24	14,225	16,688	15,240
7/24	14,859	17,267	16,087
8/24	15,108	17,808	16,388
9/24	15,342	18,045	16,832
10/24	14,418	17,109	15,869
11/24	14,556	17,153	15,925
12/24	14,026	16,694	15,508
1/25	14,543	17,482	16,001
2/25	14,729	17,738	15,937
3/25	14,887	17,665	16,035
4/25	15,777	18,493	16,919
5/25	16,682	19,394	17,916
6/25	17,328	19,909	18,733
7/25	16,969	19,701	18,726
8/25	17,802	20,584	19,655
9/25	18,232	21,024	20,089
10/25	17,916	21,199	19,955
11/25	18,275	21,440	20,301
12/25	18,590	22,066	20,792
1/26	19,432	23,150	22,061
2/26	20,363	24,292	23,323
3/26	18,117	21,876	20,715
4/26	19,240	23,525	22,458
5/26	19,668	24,224	23,344
6/26	19,269	24,042	22,359
7/26	19,077	24,521	22,706
8/26	19,875	25,139	23,748

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	11.65%	3.83%	7.11%
MSCI World Ex USA IMI USD Net	22.13%	9.26%	9.66%
MSCI World Ex USA Small Cap Net	20.82%	6.42%	9.03%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 11, 2014.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The MSCI World Ex USA IMI USD Net is the Fund's primary broad-based securities market index. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$300,617
  Total Number of Portfolio Holdings108
  Portfolio Turnover Rate 56.5%
  Total Advisory Fees Paid (amount in thousands)$4,275

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.86%
Investment Companies	1.84%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	32.09%
Canada	13.54%
United Kingdom	10.28%
Australia	6.32%
Germany	6.32%
Netherlands	4.16%
Italy	4.13%
France	3.26%
Denmark	3.17%
Israel	2.55%
Sweden	2.37%
Austria	1.34%
Portugal	1.28%
Ireland	1.24%
Finland	1.24%
Spain	1.07%
Macao	0.93%
Singapore	0.93%
United States	0.75%
Switzerland	0.75%
Other LocationsFootnote Reference*	2.98%
Other Assets and Liabilities	(0.70)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV847ARR6-0

Class A

PMOAX

Opportunistic Municipal Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income. During the year, the municipal market experienced volatility across multiple fronts yet still generated positive returns. As in 2025, the market absorbed record levels of new-issue supply, although the elevated issuance continued to exert pressure on valuations. The municipal yield curve underwent a meaningful transformation during the year, with significant steepening driven by weakness in longer-dated maturities. Geopolitical developments represented one of the most significant influences on market conditions. The conflict involving Iran contributed to heightened inflation concerns and increased risk aversion among investors. In response, the Fund continued to be managed conservatively, maintaining a shorter duration profile to help mitigate interest rate risk. The portfolio's construction effectively combined above-average income generation with favorable convexity characteristics. Total return prospects were further supported by a dynamic credit allocation strategy. Higher-rated holdings were maintained to provide liquidity and portfolio stability, while select speculative positions offered enhanced coupon income and wider credit spreads that contributed to performance and helped reduce overall interest rate sensitivity. Throughout the year, the portfolio successfully navigated interest rate challenges while maintaining a compelling risk-return profile.

How did the Fund perform over the last 10 years?

Table Summary
	Class A Shares with maximum sales charge $12,052	Bloomberg Municipal Bond Index $12,085
8/16	9,625	10,000
10/16	9,564	9,950
11/16	9,414	9,846
12/16	8,861	9,478
1/17	8,935	9,590
2/17	8,980	9,653
3/17	9,086	9,720
4/17	9,252	9,812
5/17	9,424	9,968
6/17	9,418	9,932
7/17	9,500	10,012
8/17	9,637	10,088
9/17	9,632	10,037
10/17	9,679	10,061
11/17	9,699	10,008
12/17	9,840	10,112
1/18	9,732	9,993
2/18	9,705	9,963
3/18	9,774	10,000
4/18	9,767	9,964
5/18	9,900	10,079
6/18	9,894	10,087
7/18	9,916	10,112
8/18	9,962	10,138
9/18	9,907	10,072
10/18	9,800	10,010
11/18	9,863	10,121
12/18	9,971	10,242
1/19	10,042	10,319
2/19	10,129	10,375
3/19	10,373	10,539
4/19	10,445	10,578
5/19	10,634	10,724
6/19	10,684	10,764
7/19	10,775	10,850
8/19	10,994	11,022
9/19	10,925	10,933
10/19	10,956	10,953
11/19	10,986	10,980
12/19	11,027	11,014
1/20	11,255	11,212
2/20	11,479	11,356
3/20	10,178	10,944
4/20	9,858	10,807
5/20	10,328	11,151
6/20	10,749	11,242
7/20	11,044	11,432
8/20	11,062	11,378
9/20	11,085	11,381
10/20	11,078	11,346
11/20	11,322	11,518
12/20	11,510	11,588
1/21	11,714	11,662
2/21	11,508	11,476
3/21	11,614	11,547
4/21	11,813	11,644
5/21	11,979	11,679
6/21	12,145	11,711
7/21	12,271	11,808
8/21	12,217	11,765
9/21	12,078	11,680
10/21	12,036	11,645
11/21	12,201	11,745
12/21	12,243	11,764
1/22	11,871	11,442
2/22	11,685	11,401
3/22	11,208	11,031
4/22	10,743	10,726
5/22	10,811	10,885
6/22	10,841	10,990
8/22	10,577	10,749
9/22	9,806	10,250
10/22	10,298	10,730
11/22	10,282	10,761
12/22	10,656	11,070
1/23	10,349	10,819
2/23	10,465	11,059
3/23	10,521	11,034
4/23	10,536	10,939
5/23	10,675	11,048
6/23	10,711	11,092
7/23	10,612	10,932
9/23	10,335	10,612
10/23	10,114	10,521
11/23	10,718	11,189
12/23	11,053	11,449
1/24	11,068	11,391
2/24	11,161	11,406
3/24	11,236	11,405
4/24	11,114	11,264
5/24	11,182	11,231
6/24	11,361	11,403
7/24	11,440	11,507
8/24	11,556	11,598
9/24	11,651	11,712
10/24	11,480	11,542
11/24	11,674	11,741
12/24	11,539	11,570
1/25	11,596	11,628
2/25	11,742	11,743
3/25	11,532	11,544
4/25	11,348	11,451
5/25	11,324	11,459
6/25	11,367	11,530
7/25	11,208	11,507
8/25	11,294	11,607
9/25	11,691	11,876
10/25	11,812	12,023
11/25	11,875	12,050
12/25	11,872	12,061
1/26	11,967	12,174
2/26	12,096	12,326
3/26	11,839	12,040
4/26	12,009	12,178
5/26	12,119	12,223
6/26	12,277	12,341
7/26	12,085	12,113
8/26	12,052	12,085

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.71%	-0.27%	2.27%
Class A Shares Including Sales Charge	2.68%	-1.04%	1.88%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$183,441
  Total Number of Portfolio Holdings157
  Portfolio Turnover Rate 45.2%
  Total Advisory Fees Paid (amount in thousands)$801

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.80%
Investment Companies	0.82%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	16.12%
Florida	14.43%
California	9.58%
Texas	7.95%
Alabama	7.79%
Pennsylvania	5.82%
Georgia	3.95%
Utah	3.74%
Illinois	3.70%
Wisconsin	3.57%
Ohio	3.37%
Louisiana	3.23%
Arkansas	2.88%
Puerto Rico	2.43%
Arizona	1.91%
Nevada	1.12%
Connecticut	1.01%
Virginia	1.00%
Tennessee	0.97%
Maryland	0.85%
Other StatesFootnote Reference*	10.21%
Other Assets and LiabilitiesFootnote Reference†	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV885ARA-0

Institutional

POMFX

Opportunistic Municipal Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.77%

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income. During the year, the municipal market experienced volatility across multiple fronts yet still generated positive returns. As in 2025, the market absorbed record levels of new-issue supply, although the elevated issuance continued to exert pressure on valuations. The municipal yield curve underwent a meaningful transformation during the year, with significant steepening driven by weakness in longer-dated maturities. Geopolitical developments represented one of the most significant influences on market conditions. The conflict involving Iran contributed to heightened inflation concerns and increased risk aversion among investors. In response, the Fund continued to be managed conservatively, maintaining a shorter duration profile to help mitigate interest rate risk. The portfolio's construction effectively combined above-average income generation with favorable convexity characteristics. Total return prospects were further supported by a dynamic credit allocation strategy. Higher-rated holdings were maintained to provide liquidity and portfolio stability, while select speculative positions offered enhanced coupon income and wider credit spreads that contributed to performance and helped reduce overall interest rate sensitivity. Throughout the year, the portfolio successfully navigated interest rate challenges while maintaining a compelling risk-return profile.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $12,896	Bloomberg Municipal Bond Index $12,085
8/16	10,000	10,000
10/16	9,939	9,950
11/16	9,785	9,846
12/16	9,211	9,478
1/17	9,282	9,590
2/17	9,330	9,653
3/17	9,443	9,720
4/17	9,629	9,812
5/17	9,820	9,968
6/17	9,816	9,932
7/17	9,894	10,012
8/17	10,048	10,088
9/17	10,035	10,037
10/17	10,086	10,061
11/17	10,109	10,008
12/17	10,258	10,112
1/18	10,158	9,993
2/18	10,122	9,963
3/18	10,206	10,000
4/18	10,191	9,964
5/18	10,333	10,079
6/18	10,329	10,087
7/18	10,364	10,112
8/18	10,416	10,138
9/18	10,360	10,072
10/18	10,240	10,010
11/18	10,309	10,121
12/18	10,434	10,242
1/19	10,510	10,319
2/19	10,604	10,375
3/19	10,862	10,539
4/19	10,929	10,578
5/19	11,141	10,724
6/19	11,195	10,764
7/19	11,293	10,850
8/19	11,515	11,022
9/19	11,445	10,933
10/19	11,480	10,953
11/19	11,514	10,980
12/19	11,570	11,014
1/20	11,802	11,212
2/20	12,050	11,356
3/20	10,687	10,944
4/20	10,344	10,807
5/20	10,851	11,151
6/20	11,285	11,242
7/20	11,597	11,432
8/20	11,629	11,378
9/20	11,655	11,381
10/20	11,651	11,346
11/20	11,910	11,518
12/20	12,100	11,588
1/21	12,328	11,662
2/21	12,103	11,476
3/21	12,228	11,547
4/21	12,441	11,644
5/21	12,618	11,679
6/21	12,796	11,711
7/21	12,921	11,808
8/21	12,877	11,765
9/21	12,735	11,680
10/21	12,693	11,645
11/21	12,870	11,745
12/21	12,917	11,764
1/22	12,516	11,442
2/22	12,335	11,401
3/22	11,834	11,031
4/22	11,335	10,726
5/22	11,409	10,885
6/22	11,446	10,990
8/22	11,171	10,749
9/22	10,373	10,250
10/22	10,895	10,730
11/22	10,881	10,761
12/22	11,267	11,070
1/23	10,944	10,819
2/23	11,070	11,059
3/23	11,143	11,034
4/23	11,150	10,939
5/23	11,312	11,048
6/23	11,352	11,092
7/23	11,251	10,932
9/23	10,960	10,612
10/23	10,728	10,521
11/23	11,370	11,189
12/23	11,717	11,449
1/24	11,747	11,391
2/24	11,848	11,406
3/24	11,931	11,405
4/24	11,804	11,264
5/24	11,867	11,231
6/24	12,071	11,403
7/24	12,158	11,507
8/24	12,284	11,598
9/24	12,388	11,712
10/24	12,209	11,542
11/24	12,419	11,741
12/24	12,277	11,570
1/25	12,341	11,628
2/25	12,499	11,743
3/25	12,278	11,544
4/25	12,085	11,451
5/25	12,050	11,459
6/25	12,112	11,530
7/25	11,945	11,507
8/25	12,039	11,607
9/25	12,464	11,876
10/25	12,596	12,023
11/25	12,667	12,050
12/25	12,666	12,061
1/26	12,770	12,174
2/26	12,910	12,326
3/26	12,640	12,040
4/26	12,824	12,178
5/26	12,944	12,223
6/26	13,116	12,341
7/26	12,914	12,113
8/26	12,896	12,085

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	7.11%	0.03%	2.58%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$183,441
  Total Number of Portfolio Holdings157
  Portfolio Turnover Rate 45.2%
  Total Advisory Fees Paid (amount in thousands)$801

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	104.80%
Investment Companies	0.82%
Common Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	16.12%
Florida	14.43%
California	9.58%
Texas	7.95%
Alabama	7.79%
Pennsylvania	5.82%
Georgia	3.95%
Utah	3.74%
Illinois	3.70%
Wisconsin	3.57%
Ohio	3.37%
Louisiana	3.23%
Arkansas	2.88%
Puerto Rico	2.43%
Arizona	1.91%
Nevada	1.12%
Connecticut	1.01%
Virginia	1.00%
Tennessee	0.97%
Maryland	0.85%
Other StatesFootnote Reference*	10.21%
Other Assets and LiabilitiesFootnote Reference†	(5.63)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV885ARI-0

Class A

PMDAX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.12%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

How did the Fund perform over the last 10 years?

Table Summary
	Class A Shares with maximum sales charge $21,881	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	9,450	10,000	10,000
10/16	9,431	10,016	10,066
11/16	9,291	9,799	9,764
12/16	9,957	10,238	10,701
1/17	10,295	10,437	11,006
2/17	10,476	10,634	11,066
3/17	10,733	11,029	11,272
4/17	10,734	11,154	11,173
5/17	10,592	11,268	10,930
6/17	10,798	11,370	11,221
7/17	10,914	11,584	11,308
8/17	10,695	11,606	11,112
9/17	11,226	11,889	11,651
10/17	11,323	12,149	11,714
11/17	11,621	12,518	12,098
12/17	11,628	12,643	12,146
1/18	11,845	13,309	12,299
2/18	11,234	12,819	11,695
3/18	11,260	12,561	11,824
4/18	11,349	12,609	11,952
5/18	11,669	12,965	12,444
6/18	11,651	13,050	12,510
7/18	11,979	13,483	12,758
8/18	12,184	13,956	13,048
9/18	11,948	13,979	12,844
10/18	10,886	12,950	11,746
11/18	11,194	13,209	11,968
12/18	10,014	11,980	10,645
1/19	11,098	13,008	11,835
2/19	11,289	13,466	12,204
3/19	11,182	13,662	12,041
4/19	11,575	14,208	12,464
5/19	10,702	13,289	11,524
6/19	11,463	14,222	12,269
7/19	11,552	14,433	12,349
8/19	11,230	14,139	11,748
9/19	11,830	14,387	12,285
10/19	11,911	14,697	12,462
11/19	12,137	15,256	12,768
12/19	12,518	15,696	13,153
1/20	12,027	15,679	12,674
2/20	10,725	14,395	11,452
3/20	8,001	12,416	8,597
4/20	9,007	14,060	9,734
5/20	9,361	14,812	10,178
6/20	9,540	15,151	10,368
7/20	9,763	16,011	10,679
8/20	9,820	17,171	11,165
9/20	9,351	16,546	10,735
10/20	9,674	16,189	10,977
11/20	11,023	18,158	12,898
12/20	11,696	18,975	13,795
1/21	11,771	18,890	14,100
2/21	12,635	19,481	15,354
3/21	13,302	20,179	16,117
4/21	14,002	21,219	16,808
5/21	14,161	21,316	17,150
6/21	13,891	21,842	16,923
7/21	14,033	22,211	16,675
8/21	14,183	22,845	17,027
9/21	13,881	21,820	16,573
10/21	14,699	23,295	17,360
11/21	14,399	22,941	16,756
12/21	15,209	23,844	17,627
1/22	14,573	22,441	16,731
2/22	14,547	21,876	17,004
3/22	14,478	22,585	17,363
4/22	13,538	20,558	16,186
5/22	14,067	20,531	16,496
6/22	14,104	20,578	16,112
8/22	13,430	19,810	15,607
9/22	13,348	19,447	15,510
10/22	14,050	20,462	16,289
11/22	13,395	19,264	15,321
12/22	14,573	20,591	16,852
1/23	14,324	20,110	16,375
2/23	13,678	20,647	15,535
3/23	13,732	20,867	15,328
4/23	13,221	20,949	14,890
5/23	14,563	22,379	16,214
6/23	15,237	23,181	17,164
7/23	14,788	22,734	16,503
9/23	13,935	21,651	15,620
10/23	13,340	21,077	14,744
11/23	14,476	23,042	16,082
12/23	15,878	24,265	17,769
1/24	15,641	24,534	17,271
2/24	16,335	25,862	17,963
3/24	17,195	26,696	18,848
4/24	16,150	25,521	17,663
5/24	16,654	26,727	18,407
6/24	16,410	27,554	18,037
7/24	17,633	28,066	19,497
8/24	17,651	28,677	19,496
9/24	17,809	29,271	19,773
10/24	17,634	29,056	19,524
11/24	19,165	30,989	21,246
12/24	17,586	30,041	19,721
1/25	18,253	30,990	20,392
2/25	17,824	30,396	19,638
3/25	16,960	28,623	18,571
4/25	16,338	28,431	18,033
5/25	17,112	30,233	19,063
6/25	17,719	31,769	19,925
7/25	18,036	32,469	20,271
8/25	18,784	33,220	21,334
9/25	18,812	34,366	21,553
10/25	18,571	35,103	21,497
11/25	19,052	35,199	22,116
12/25	19,058	35,192	22,232
1/26	20,647	35,738	23,547
2/26	21,196	35,568	24,457
3/26	19,795	33,800	23,293
4/26	21,429	37,248	25,707
5/26	21,271	39,135	26,490
6/26	22,650	39,015	27,603
7/26	22,246	38,833	27,623
8/26	21,881	39,898	27,900

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.48%	9.06%	8.76%
Class A Shares Including Sales Charge	10.08%	7.83%	8.14%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,097,151
  Total Number of Portfolio Holdings80
  Portfolio Turnover Rate 24.0%
  Total Advisory Fees Paid (amount in thousands)$12,122

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARA-0

Class C

PMDDX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.87%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

How did the Fund perform over the last 10 years?

Table Summary
	Class C Shares with maximum sales charge $21,815	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	10,000	10,000	10,000
10/16	9,981	10,016	10,066
11/16	9,819	9,799	9,764
12/16	10,520	10,238	10,701
1/17	10,868	10,437	11,006
2/17	11,052	10,634	11,066
3/17	11,319	11,029	11,272
4/17	11,306	11,154	11,173
5/17	11,148	11,268	10,930
6/17	11,353	11,370	11,221
7/17	11,470	11,584	11,308
8/17	11,237	11,606	11,112
9/17	11,787	11,889	11,651
10/17	11,883	12,149	11,714
11/17	12,184	12,518	12,098
12/17	12,188	12,643	12,146
1/18	12,410	13,309	12,299
2/18	11,764	12,819	11,695
3/18	11,787	12,561	11,824
4/18	11,866	12,609	11,952
5/18	12,196	12,965	12,444
6/18	12,168	13,050	12,510
7/18	12,499	13,483	12,758
8/18	12,707	13,956	13,048
9/18	12,457	13,979	12,844
10/18	11,342	12,950	11,746
11/18	11,658	13,209	11,968
12/18	10,418	11,980	10,645
1/19	11,539	13,008	11,835
2/19	11,732	13,466	12,204
3/19	11,608	13,662	12,041
4/19	12,011	14,208	12,464
5/19	11,097	13,289	11,524
6/19	11,879	14,222	12,269
7/19	11,972	14,433	12,349
8/19	11,627	14,139	11,748
9/19	12,240	14,387	12,285
10/19	12,307	14,697	12,462
11/19	12,544	15,256	12,768
12/19	12,924	15,696	13,153
1/20	12,412	15,679	12,674
2/20	11,065	14,395	11,452
3/20	8,254	12,416	8,597
4/20	9,281	14,060	9,734
5/20	9,632	14,812	10,178
6/20	9,812	15,151	10,368
7/20	10,035	16,011	10,679
8/20	10,086	17,171	11,165
9/20	9,596	16,546	10,735
10/20	9,930	16,189	10,977
11/20	11,302	18,158	12,898
12/20	11,984	18,975	13,795
1/21	12,052	18,890	14,100
2/21	12,928	19,481	15,354
3/21	13,607	20,179	16,117
4/21	14,312	21,219	16,808
5/21	14,467	21,316	17,150
6/21	14,183	21,842	16,923
7/21	14,321	22,211	16,675
8/21	14,467	22,845	17,027
9/21	14,149	21,820	16,573
10/21	14,975	23,295	17,360
11/21	14,657	22,941	16,756
12/21	15,479	23,844	17,627
1/22	14,816	22,441	16,731
2/22	14,782	21,876	17,004
3/22	14,703	22,585	17,363
4/22	13,737	20,558	16,186
5/22	14,263	20,531	16,496
6/22	14,295	20,578	16,112
8/22	13,587	19,810	15,607
9/22	13,493	19,447	15,510
10/22	14,193	20,462	16,289
11/22	13,529	19,264	15,321
12/22	14,704	20,591	16,852
1/23	14,449	20,110	16,375
2/23	13,791	20,647	15,535
3/23	13,836	20,867	15,328
4/23	13,307	20,949	14,890
5/23	14,655	22,379	16,214
6/23	15,322	23,181	17,164
7/23	14,856	22,734	16,503
9/23	13,995	21,651	15,620
10/23	13,391	21,077	14,744
11/23	14,517	23,042	16,082
12/23	15,911	24,265	17,769
1/24	15,661	24,534	17,271
2/24	16,346	25,862	17,963
3/24	17,196	26,696	18,848
4/24	16,140	25,521	17,663
5/24	16,640	26,727	18,407
6/24	16,387	27,554	18,037
7/24	17,594	28,066	19,497
8/24	17,603	28,677	19,496
9/24	17,756	29,271	19,773
10/24	17,581	29,056	19,524
11/24	19,108	30,989	21,246
12/24	17,533	30,041	19,721
1/25	18,199	30,990	20,392
2/25	17,771	30,396	19,638
3/25	16,909	28,623	18,571
4/25	16,289	28,431	18,033
5/25	17,061	30,233	19,063
6/25	17,666	31,769	19,925
7/25	17,982	32,469	20,271
8/25	18,728	33,220	21,334
9/25	18,755	34,366	21,553
10/25	18,516	35,103	21,497
11/25	18,995	35,199	22,116
12/25	19,001	35,192	22,232
1/26	20,585	35,738	23,547
2/26	21,133	35,568	24,457
3/26	19,736	33,800	23,293
4/26	21,364	37,248	25,707
5/26	21,207	39,135	26,490
6/26	22,582	39,015	27,603
7/26	22,179	38,833	27,623
8/26	21,815	39,898	27,900

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.59%	8.24%	8.11%
Class C Shares Including Sales Charge	14.59%	8.24%	8.11%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,097,151
  Total Number of Portfolio Holdings80
  Portfolio Turnover Rate 24.0%
  Total Advisory Fees Paid (amount in thousands)$12,122

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARC-0

Institutional

PMDIX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	0.85%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $23,814	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	10,000	10,000	10,000
10/16	9,986	10,016	10,066
11/16	9,839	9,799	9,764
12/16	10,548	10,238	10,701
1/17	10,905	10,437	11,006
2/17	11,102	10,634	11,066
3/17	11,374	11,029	11,272
4/17	11,382	11,154	11,173
5/17	11,232	11,268	10,930
6/17	11,452	11,370	11,221
7/17	11,581	11,584	11,308
8/17	11,356	11,606	11,112
9/17	11,921	11,889	11,651
10/17	12,030	12,149	11,714
11/17	12,346	12,518	12,098
12/17	12,356	12,643	12,146
1/18	12,600	13,309	12,299
2/18	11,953	12,819	11,695
3/18	11,981	12,561	11,824
4/18	12,075	12,609	11,952
5/18	12,421	12,965	12,444
6/18	12,397	13,050	12,510
7/18	12,752	13,483	12,758
8/18	12,969	13,956	13,048
9/18	12,727	13,979	12,844
10/18	11,601	12,950	11,746
11/18	11,935	13,209	11,968
12/18	10,669	11,980	10,645
1/19	11,835	13,008	11,835
2/19	12,038	13,466	12,204
3/19	11,923	13,662	12,041
4/19	12,339	14,208	12,464
5/19	11,414	13,289	11,524
6/19	12,238	14,222	12,269
7/19	12,332	14,433	12,349
8/19	11,991	14,139	11,748
9/19	12,636	14,387	12,285
10/19	12,722	14,697	12,462
11/19	12,970	15,256	12,768
12/19	13,377	15,696	13,153
1/20	12,863	15,679	12,674
2/20	11,471	14,395	11,452
3/20	8,558	12,416	8,597
4/20	9,636	14,060	9,734
5/20	10,013	14,812	10,178
6/20	10,210	15,151	10,368
7/20	10,447	16,011	10,679
8/20	10,509	17,171	11,165
9/20	10,017	16,546	10,735
10/20	10,360	16,189	10,977
11/20	11,806	18,158	12,898
12/20	12,533	18,975	13,795
1/21	12,612	18,890	14,100
2/21	13,542	19,481	15,354
3/21	14,259	20,179	16,117
4/21	15,014	21,219	16,808
5/21	15,192	21,316	17,150
6/21	14,906	21,842	16,923
7/21	15,057	22,211	16,675
8/21	15,226	22,845	17,027
9/21	14,905	21,820	16,573
10/21	15,788	23,295	17,360
11/21	15,467	22,941	16,756
12/21	16,344	23,844	17,627
1/22	15,664	22,441	16,731
2/22	15,637	21,876	17,004
3/22	15,572	22,585	17,363
4/22	14,557	20,558	16,186
5/22	15,132	20,531	16,496
6/22	15,183	20,578	16,112
8/22	14,453	19,810	15,607
9/22	14,375	19,447	15,510
10/22	15,136	20,462	16,289
11/22	14,437	19,264	15,321
12/22	15,699	20,591	16,852
1/23	15,441	20,110	16,375
2/23	14,749	20,647	15,535
3/23	14,806	20,867	15,328
4/23	14,259	20,949	14,890
5/23	15,708	22,379	16,214
6/23	16,441	23,181	17,164
7/23	15,959	22,734	16,503
9/23	15,045	21,651	15,620
10/23	14,406	21,077	14,744
11/23	15,635	23,042	16,082
12/23	17,151	24,265	17,769
1/24	16,896	24,534	17,271
2/24	17,651	25,862	17,963
3/24	18,586	26,696	18,848
4/24	17,464	25,521	17,663
5/24	18,005	26,727	18,407
6/24	17,754	27,554	18,037
7/24	19,070	28,066	19,497
8/24	19,109	28,677	19,496
9/24	19,282	29,271	19,773
10/24	19,093	29,056	19,524
11/24	20,760	30,989	21,246
12/24	19,055	30,041	19,721
1/25	19,774	30,990	20,392
2/25	19,312	30,396	19,638
3/25	18,382	28,623	18,571
4/25	17,713	28,431	18,033
5/25	18,547	30,233	19,063
6/25	19,224	31,769	19,925
7/25	19,565	32,469	20,271
8/25	20,382	33,220	21,334
9/25	20,415	34,366	21,553
10/25	20,155	35,103	21,497
11/25	20,695	35,199	22,116
12/25	20,695	35,192	22,232
1/26	22,431	35,738	23,547
2/26	23,034	35,568	24,457
3/26	21,514	33,800	23,293
4/26	23,299	37,248	25,707
5/26	23,129	39,135	26,490
6/26	24,634	39,015	27,603
7/26	24,197	38,833	27,623
8/26	23,814	39,898	27,900

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	16.84%	9.36%	9.06%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,097,151
  Total Number of Portfolio Holdings80
  Portfolio Turnover Rate 24.0%
  Total Advisory Fees Paid (amount in thousands)$12,122

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARI-0

R-6

PMDHX

Small-MidCap Dividend Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes certain changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$85	0.78%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets in dividend-paying equity securities of companies with small-to-medium market capitalizations. Its investments include the securities of foreign issuers and real estate investment trusts. MKS, Inc. (MKSI) contributed to relative performance as investors continue to be encouraged by signs that its cyclically weaker markets are rebounding and demand for semiconductor capital equipment subsystems and advanced packaging chemistries are rising due to artificial intelligence and data center growth. Western Digital Corp. (WDC) develops, manufactures, and sells data storage devices and solutions and is one of only two major pure-play hard disk drive (HDD) manufacturers. As inferencing and storage demand continued to ramp, memory and storage-related names posted a strong year, including WDC. Amkor Technology, Inc. (AMKR) is the second largest outsourced semiconductor assembly and test supplier (OSAT) focused on advanced packaging solutions. AMKR outperformed following earnings that beat expectations and guidance that was raised. Not owning SanDisk Corp. (SNDK) detracted from performance as shares rallied meaningfully along with other memory-related names. Hamilton Lane Inc. (HLNE) lagged during the year as investors became concerned about private debt and private equity exposure to businesses that may be disrupted by AI. Not owning Ciena Corp. (CIEN) detracted from performance.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $23,984	Russell 3000 Index $39,898	Russell 2500 Value Index $27,900
8/16	10,000	10,000	10,000
10/16	9,986	10,016	10,066
11/16	9,838	9,799	9,764
12/16	10,546	10,238	10,701
1/17	10,902	10,437	11,006
2/17	11,099	10,634	11,066
3/17	11,371	11,029	11,272
4/17	11,379	11,154	11,173
5/17	11,229	11,268	10,930
6/17	11,456	11,370	11,221
7/17	11,586	11,584	11,308
8/17	11,361	11,606	11,112
9/17	11,921	11,889	11,651
10/17	12,030	12,149	11,714
11/17	12,352	12,518	12,098
12/17	12,358	12,643	12,146
1/18	12,603	13,309	12,299
2/18	11,962	12,819	11,695
3/18	12,018	12,561	11,824
4/18	12,112	12,609	11,952
5/18	12,451	12,965	12,444
6/18	12,432	13,050	12,510
7/18	12,779	13,483	12,758
8/18	12,995	13,956	13,048
9/18	12,751	13,979	12,844
10/18	11,620	12,950	11,746
11/18	11,953	13,209	11,968
12/18	10,692	11,980	10,645
1/19	11,856	13,008	11,835
2/19	12,067	13,466	12,204
3/19	11,946	13,662	12,041
4/19	12,369	14,208	12,464
5/19	11,446	13,289	11,524
6/19	12,262	14,222	12,269
7/19	12,365	14,433	12,349
8/19	12,015	14,139	11,748
9/19	12,670	14,387	12,285
10/19	12,755	14,697	12,462
11/19	13,004	15,256	12,768
12/19	13,412	15,696	13,153
1/20	12,890	15,679	12,674
2/20	11,501	14,395	11,452
3/20	8,587	12,416	8,597
4/20	9,664	14,060	9,734
5/20	10,049	14,812	10,178
6/20	10,247	15,151	10,368
7/20	10,483	16,011	10,679
8/20	10,545	17,171	11,165
9/20	10,046	16,546	10,735
10/20	10,398	16,189	10,977
11/20	11,851	18,158	12,898
12/20	12,578	18,975	13,795
1/21	12,658	18,890	14,100
2/21	13,596	19,481	15,354
3/21	14,315	20,179	16,117
4/21	15,070	21,219	16,808
5/21	15,247	21,316	17,150
6/21	14,964	21,842	16,923
7/21	15,124	22,211	16,675
8/21	15,293	22,845	17,027
9/21	14,974	21,820	16,573
10/21	15,856	23,295	17,360
11/21	15,535	22,941	16,756
12/21	16,414	23,844	17,627
1/22	15,735	22,441	16,731
2/22	15,699	21,876	17,004
3/22	15,636	22,585	17,363
4/22	14,622	20,558	16,186
5/22	15,196	20,531	16,496
6/22	15,250	20,578	16,112
8/22	14,520	19,810	15,607
9/22	14,444	19,447	15,510
10/22	15,205	20,462	16,289
11/22	14,507	19,264	15,321
12/22	15,778	20,591	16,852
1/23	15,511	20,110	16,375
2/23	14,821	20,647	15,535
3/23	14,879	20,867	15,328
4/23	14,332	20,949	14,890
5/23	15,792	22,379	16,214
6/23	16,534	23,181	17,164
7/23	16,042	22,734	16,503
9/23	15,122	21,651	15,620
10/23	14,483	21,077	14,744
11/23	15,722	23,042	16,082
12/23	17,250	24,265	17,769
1/24	16,995	24,534	17,271
2/24	17,750	25,862	17,963
3/24	18,688	26,696	18,848
4/24	17,555	25,521	17,663
5/24	18,107	26,727	18,407
6/24	17,859	27,554	18,037
7/24	19,185	28,066	19,497
8/24	19,214	28,677	19,496
9/24	19,390	29,271	19,773
10/24	19,211	29,056	19,524
11/24	20,879	30,989	21,246
12/24	19,167	30,041	19,721
1/25	19,896	30,990	20,392
2/25	19,434	30,396	19,638
3/25	18,497	28,623	18,571
4/25	17,827	28,431	18,033
5/25	18,672	30,233	19,063
6/25	19,342	31,769	19,925
7/25	19,694	32,469	20,271
8/25	20,522	33,220	21,334
9/25	20,558	34,366	21,553
10/25	20,288	35,103	21,497
11/25	20,828	35,199	22,116
12/25	20,832	35,192	22,232
1/26	22,591	35,738	23,547
2/26	23,195	35,568	24,457
3/26	21,667	33,800	23,293
4/26	23,464	37,248	25,707
5/26	23,294	39,135	26,490
6/26	24,816	39,015	27,603
7/26	24,378	38,833	27,623
8/26	23,984	39,898	27,900

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	16.87%	9.42%	9.14%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2500 Value Index	30.78%	10.38%	10.81%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is June 6, 2011.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$1,097,151
  Total Number of Portfolio Holdings80
  Portfolio Turnover Rate 24.0%
  Total Advisory Fees Paid (amount in thousands)$12,122

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.57%
Investment Companies	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	29.59%
Industrial	22.94%
Consumer, Non-cyclical	14.33%
Consumer, Cyclical	9.67%
Technology	8.43%
Energy	5.65%
Utilities	4.27%
Basic Materials	2.94%
Communications	1.75%
Money Market Funds	0.36%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 30, 2025, the Fund's Class R-6 contractual expense limit of 0.02% on "Other Expenses" expired.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV898ARR6-0

Class A

PPSAX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	Class A Shares with maximum sales charge $14,110	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	9,628	10,000	10,000
10/16	9,607	10,055	9,949
11/16	9,644	9,776	9,948
12/16	9,439	9,388	9,642
1/17	9,475	9,344	9,686
2/17	9,664	9,450	9,892
3/17	9,814	9,494	10,080
4/17	10,007	9,616	10,269
5/17	10,104	9,765	10,376
6/17	10,219	9,757	10,485
7/17	10,306	9,921	10,565
8/17	10,332	10,019	10,605
9/17	10,362	9,929	10,642
10/17	10,431	9,891	10,682
11/17	10,429	10,001	10,690
12/17	10,444	10,035	10,709
1/18	10,393	10,155	10,592
2/18	10,352	10,065	10,595
3/18	10,322	10,172	10,580
4/18	10,283	10,009	10,527
5/18	10,232	9,933	10,557
6/18	10,242	9,889	10,604
7/18	10,314	9,872	10,671
8/18	10,365	9,883	10,775
9/18	10,327	9,798	10,716
10/18	10,217	9,688	10,556
11/18	10,069	9,718	10,364
12/18	9,947	9,915	10,233
1/19	10,334	10,066	10,761
2/19	10,469	10,008	10,941
3/19	10,585	10,133	11,084
4/19	10,722	10,103	11,236
5/19	10,744	10,240	11,273
6/19	10,949	10,467	11,465
7/19	11,086	10,438	11,657
8/19	11,173	10,650	11,769
9/19	11,266	10,542	11,847
10/19	11,393	10,612	11,965
11/19	11,451	10,532	11,966
12/19	11,554	10,593	12,114
1/20	11,703	10,728	12,261
2/20	11,542	10,801	11,998
3/20	10,132	10,559	10,725
4/20	10,839	10,766	11,553
5/20	11,047	10,813	11,773
6/20	11,154	10,909	11,792
7/20	11,499	11,257	12,273
8/20	11,706	11,240	12,491
9/20	11,635	11,199	12,391
10/20	11,689	11,210	12,469
11/20	12,032	11,414	12,838
12/20	12,161	11,567	13,038
1/21	12,140	11,465	12,941
2/21	12,108	11,268	12,835
3/21	12,146	11,051	12,984
4/21	12,313	11,191	13,151
5/21	12,352	11,296	13,228
6/21	12,473	11,196	13,405
7/21	12,523	11,345	13,463
8/21	12,562	11,298	13,489
9/21	12,560	11,097	13,486
10/21	12,514	11,071	13,474
11/21	12,385	11,038	13,287
12/21	12,496	11,023	13,484
1/22	12,285	10,797	13,153
2/22	11,936	10,669	12,736
3/22	11,856	10,344	12,630
4/22	11,509	9,777	12,090
5/22	11,419	9,804	12,124
6/22	11,460	9,691	12,227
8/22	11,270	9,308	11,945
9/22	10,790	8,769	11,209
10/22	11,047	9,182	11,614
11/22	11,123	9,232	11,482
12/22	11,685	9,535	12,474
1/23	11,526	9,218	12,235
2/23	10,898	9,509	11,654
3/23	11,030	9,551	11,833
4/23	10,996	9,365	11,695
5/23	11,103	9,364	11,811
6/23	11,341	9,429	12,000
7/23	11,296	9,300	11,923
9/23	11,209	9,028	11,787
10/23	11,031	8,920	11,432
11/23	11,483	9,370	12,161
12/23	11,820	9,759	12,549
1/24	12,038	9,625	12,876
2/24	12,098	9,504	12,986
3/24	12,252	9,556	13,119
4/24	12,139	9,315	12,849
5/24	12,335	9,437	13,100
6/24	12,424	9,451	13,181
7/24	12,568	9,712	13,312
8/24	12,756	9,941	13,658
9/24	12,981	10,111	13,986
10/24	12,920	9,772	13,878
11/24	12,983	9,805	13,940
12/24	12,952	9,595	13,755
1/25	13,043	9,649	13,844
2/25	13,150	9,787	13,995
3/25	13,116	9,847	13,835
4/25	13,028	10,137	13,698
5/25	13,220	10,101	13,856
6/25	13,404	10,292	14,090
7/25	13,522	10,139	14,257
8/25	13,615	10,286	14,428
9/25	13,792	10,354	14,644
10/25	13,844	10,327	14,677
11/25	13,846	10,351	14,627
12/25	13,940	10,378	14,686
1/26	14,028	10,475	14,845
2/26	14,129	10,593	14,939
3/26	13,800	10,267	14,593
4/26	14,068	10,395	14,881
5/26	14,097	10,430	14,906
6/26	14,161	10,356	14,919
7/26	14,069	10,301	14,848
8/26	14,110	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	3.64%	2.35%	3.90%
Class A Shares Including Sales Charge	-0.27%	1.58%	3.50%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARA-0

Class C

PRFCX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.81%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	Class C Shares with maximum sales charge $13,795	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,972	10,055	9,949
11/16	10,005	9,776	9,948
12/16	9,776	9,388	9,642
1/17	9,817	9,344	9,686
2/17	9,997	9,450	9,892
3/17	10,158	9,494	10,080
4/17	10,334	9,616	10,269
5/17	10,438	9,765	10,376
6/17	10,549	9,757	10,485
7/17	10,623	9,921	10,565
8/17	10,653	10,019	10,605
9/17	10,666	9,929	10,642
10/17	10,731	9,891	10,682
11/17	10,723	10,001	10,690
12/17	10,741	10,035	10,709
1/18	10,682	10,155	10,592
2/18	10,634	10,065	10,595
3/18	10,586	10,172	10,580
4/18	10,538	10,009	10,527
5/18	10,490	9,933	10,557
6/18	10,494	9,889	10,604
7/18	10,550	9,872	10,671
8/18	10,606	9,883	10,775
9/18	10,561	9,798	10,716
10/18	10,442	9,688	10,556
11/18	10,273	9,718	10,364
12/18	10,153	9,915	10,233
1/19	10,541	10,066	10,761
2/19	10,673	10,008	10,941
3/19	10,774	10,133	11,084
4/19	10,917	10,103	11,236
5/19	10,921	10,240	11,273
6/19	11,134	10,467	11,465
7/19	11,266	10,438	11,657
8/19	11,346	10,650	11,769
9/19	11,433	10,542	11,847
10/19	11,554	10,612	11,965
11/19	11,606	10,532	11,966
12/19	11,702	10,593	12,114
1/20	11,846	10,728	12,261
2/20	11,676	10,801	11,998
3/20	10,240	10,559	10,725
4/20	10,961	10,766	11,553
5/20	11,153	10,813	11,773
6/20	11,254	10,909	11,792
7/20	11,593	11,257	12,273
8/20	11,794	11,240	12,491
9/20	11,727	11,199	12,391
10/20	11,762	11,210	12,469
11/20	12,100	11,414	12,838
12/20	12,219	11,567	13,038
1/21	12,204	11,465	12,941
2/21	12,153	11,268	12,835
3/21	12,183	11,051	12,984
4/21	12,340	11,191	13,151
5/21	12,384	11,296	13,228
6/21	12,485	11,196	13,405
7/21	12,527	11,345	13,463
8/21	12,570	11,298	13,489
9/21	12,560	11,097	13,486
10/21	12,506	11,071	13,474
11/21	12,369	11,038	13,287
12/21	12,460	11,023	13,484
1/22	12,241	10,797	13,153
2/22	11,898	10,669	12,736
3/22	11,810	10,344	12,630
4/22	11,445	9,777	12,090
5/22	11,360	9,804	12,124
6/22	11,386	9,691	12,227
8/22	11,191	9,308	11,945
9/22	10,699	8,769	11,209
10/22	10,936	9,182	11,614
11/22	11,015	9,232	11,482
12/22	11,552	9,535	12,474
1/23	11,389	9,218	12,235
2/23	10,772	9,509	11,654
3/23	10,896	9,551	11,833
4/23	10,855	9,365	11,695
5/23	10,954	9,364	11,811
6/23	11,181	9,429	12,000
7/23	11,117	9,300	11,923
9/23	11,036	9,028	11,787
10/23	10,854	8,920	11,432
11/23	11,292	9,370	12,161
12/23	11,616	9,759	12,549
1/24	11,822	9,625	12,876
2/24	11,873	9,504	12,986
3/24	12,017	9,556	13,119
4/24	11,898	9,315	12,849
5/24	12,082	9,437	13,100
6/24	12,161	9,451	13,181
7/24	12,296	9,712	13,312
8/24	12,471	9,941	13,658
9/24	12,691	10,111	13,986
10/24	12,631	9,772	13,878
11/24	12,693	9,805	13,940
12/24	12,663	9,595	13,755
1/25	12,752	9,649	13,844
2/25	12,856	9,787	13,995
3/25	12,823	9,847	13,835
4/25	12,737	10,137	13,698
5/25	12,925	10,101	13,856
6/25	13,105	10,292	14,090
7/25	13,220	10,139	14,257
8/25	13,311	10,286	14,428
9/25	13,484	10,354	14,644
10/25	13,535	10,327	14,677
11/25	13,536	10,351	14,627
12/25	13,629	10,378	14,686
1/26	13,714	10,475	14,845
2/26	13,813	10,593	14,939
3/26	13,492	10,267	14,593
4/26	13,754	10,395	14,881
5/26	13,782	10,430	14,906
6/26	13,844	10,356	14,919
7/26	13,755	10,301	14,848
8/26	13,795	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	2.84%	1.56%	3.27%
Class C Shares Including Sales Charge	1.86%	1.56%	3.27%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARC-0

Class J

PPSJX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$103	1.01%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	Class J Shares with maximum sales charge $14,696	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,978	10,055	9,949
11/16	10,017	9,776	9,948
12/16	9,800	9,388	9,642
1/17	9,848	9,344	9,686
2/17	10,040	9,450	9,892
3/17	10,191	9,494	10,080
4/17	10,397	9,616	10,269
5/17	10,501	9,765	10,376
6/17	10,625	9,757	10,485
7/17	10,708	9,921	10,565
8/17	10,737	10,019	10,605
9/17	10,770	9,929	10,642
10/17	10,844	9,891	10,682
11/17	10,833	10,001	10,690
12/17	10,859	10,035	10,709
1/18	10,806	10,155	10,592
2/18	10,763	10,065	10,595
3/18	10,731	10,172	10,580
4/18	10,690	10,009	10,527
5/18	10,647	9,933	10,557
6/18	10,648	9,889	10,604
7/18	10,724	9,872	10,671
8/18	10,777	9,883	10,775
9/18	10,737	9,798	10,716
10/18	10,631	9,688	10,556
11/18	10,462	9,718	10,364
12/18	10,343	9,915	10,233
1/19	10,746	10,066	10,761
2/19	10,879	10,008	10,941
3/19	11,003	10,133	11,084
4/19	11,150	10,103	11,236
5/19	11,173	10,240	11,273
6/19	11,380	10,467	11,465
7/19	11,527	10,438	11,657
8/19	11,612	10,650	11,769
9/19	11,698	10,542	11,847
10/19	11,846	10,612	11,965
11/19	11,895	10,532	11,966
12/19	12,005	10,593	12,114
1/20	12,152	10,728	12,261
2/20	11,991	10,801	11,998
3/20	10,529	10,559	10,725
4/20	11,262	10,766	11,553
5/20	11,472	10,813	11,773
6/20	11,587	10,909	11,792
7/20	11,944	11,257	12,273
8/20	12,155	11,240	12,491
9/20	12,092	11,199	12,391
10/20	12,150	11,210	12,469
11/20	12,492	11,414	12,838
12/20	12,629	11,567	13,038
1/21	12,620	11,465	12,941
2/21	12,573	11,268	12,835
3/21	12,613	11,051	12,984
4/21	12,792	11,191	13,151
5/21	12,835	11,296	13,228
6/21	12,954	11,196	13,405
7/21	13,011	11,345	13,463
8/21	13,067	11,298	13,489
9/21	13,052	11,097	13,486
10/21	13,017	11,071	13,474
11/21	12,879	11,038	13,287
12/21	12,986	11,023	13,484
1/22	12,772	10,797	13,153
2/22	12,411	10,669	12,736
3/22	12,325	10,344	12,630
4/22	11,953	9,777	12,090
5/22	11,869	9,804	12,124
6/22	11,915	9,691	12,227
8/22	11,711	9,308	11,945
9/22	11,221	8,769	11,209
10/22	11,485	9,182	11,614
11/22	11,567	9,232	11,482
12/22	12,144	9,535	12,474
1/23	11,974	9,218	12,235
2/23	11,325	9,509	11,654
3/23	11,467	9,551	11,833
4/23	11,444	9,365	11,695
5/23	11,546	9,364	11,811
6/23	11,787	9,429	12,000
7/23	11,738	9,300	11,923
9/23	11,658	9,028	11,787
10/23	11,468	8,920	11,432
11/23	11,940	9,370	12,161
12/23	12,289	9,759	12,549
1/24	12,525	9,625	12,876
2/24	12,575	9,504	12,986
3/24	12,742	9,556	13,119
4/24	12,621	9,315	12,849
5/24	12,818	9,437	13,100
6/24	12,915	9,451	13,181
7/24	13,074	9,712	13,312
8/24	13,275	9,941	13,658
9/24	13,489	10,111	13,986
10/24	13,439	9,772	13,878
11/24	13,493	9,805	13,940
12/24	13,475	9,595	13,755
1/25	13,574	9,649	13,844
2/25	13,675	9,787	13,995
3/25	13,639	9,847	13,835
4/25	13,561	10,137	13,698
5/25	13,753	10,101	13,856
6/25	13,953	10,292	14,090
7/25	14,066	10,139	14,257
8/25	14,167	10,286	14,428
9/25	14,360	10,354	14,644
10/25	14,401	10,327	14,677
11/25	14,403	10,351	14,627
12/25	14,506	10,378	14,686
1/26	14,602	10,475	14,845
2/26	14,712	10,593	14,939
3/26	14,373	10,267	14,593
4/26	14,647	10,395	14,881
5/26	14,680	10,430	14,906
6/26	14,733	10,356	14,919
7/26	14,651	10,301	14,848
8/26	14,696	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	3.73%	2.38%	3.93%
Class J Shares Including Sales Charge	2.75%	2.38%	3.93%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARJ-0

Institutional

PPSIX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$82	0.80%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	Institutional Shares at net asset value $15,015	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,981	10,055	9,949
11/16	10,012	9,776	9,948
12/16	9,801	9,388	9,642
1/17	9,850	9,344	9,686
2/17	10,040	9,450	9,892
3/17	10,201	9,494	10,080
4/17	10,407	9,616	10,269
5/17	10,522	9,765	10,376
6/17	10,635	9,757	10,485
7/17	10,728	9,921	10,565
8/17	10,758	10,019	10,605
9/17	10,791	9,929	10,642
10/17	10,866	9,891	10,682
11/17	10,867	10,001	10,690
12/17	10,885	10,035	10,709
1/18	10,834	10,155	10,592
2/18	10,794	10,065	10,595
3/18	10,764	10,172	10,580
4/18	10,725	10,009	10,527
5/18	10,674	9,933	10,557
6/18	10,688	9,889	10,604
7/18	10,764	9,872	10,671
8/18	10,821	9,883	10,775
9/18	10,783	9,798	10,716
10/18	10,681	9,688	10,556
11/18	10,517	9,718	10,364
12/18	10,391	9,915	10,233
1/19	10,800	10,066	10,761
2/19	10,945	10,008	10,941
3/19	11,057	10,133	11,084
4/19	11,216	10,103	11,236
5/19	11,229	10,240	11,273
6/19	11,447	10,467	11,465
7/19	11,595	10,438	11,657
8/19	11,699	10,650	11,769
9/19	11,789	10,542	11,847
10/19	11,937	10,612	11,965
11/19	12,000	10,532	11,966
12/19	12,100	10,593	12,114
1/20	12,260	10,728	12,261
2/20	12,104	10,801	11,998
3/20	10,617	10,559	10,725
4/20	11,367	10,766	11,553
5/20	11,589	10,813	11,773
6/20	11,692	10,909	11,792
7/20	12,059	11,257	12,273
8/20	12,279	11,240	12,491
9/20	12,219	11,199	12,391
10/20	12,267	11,210	12,469
11/20	12,619	11,414	12,838
12/20	12,759	11,567	13,038
1/21	12,752	11,465	12,941
2/21	12,720	11,268	12,835
3/21	12,763	11,051	12,984
4/21	12,929	11,191	13,151
5/21	12,986	11,296	13,228
6/21	13,104	11,196	13,405
7/21	13,160	11,345	13,463
8/21	13,217	11,298	13,489
9/21	13,217	11,097	13,486
10/21	13,172	11,071	13,474
11/21	13,037	11,038	13,287
12/21	13,146	11,023	13,484
1/22	12,924	10,797	13,153
2/22	12,569	10,669	12,736
3/22	12,486	10,344	12,630
4/22	12,120	9,777	12,090
5/22	12,027	9,804	12,124
6/22	12,076	9,691	12,227
8/22	11,877	9,308	11,945
9/22	11,384	8,769	11,209
10/22	11,647	9,182	11,614
11/22	11,743	9,232	11,482
12/22	12,330	9,535	12,474
1/23	12,164	9,218	12,235
2/23	11,497	9,509	11,654
3/23	11,640	9,551	11,833
4/23	11,620	9,365	11,695
5/23	11,723	9,364	11,811
6/23	11,979	9,429	12,000
7/23	11,933	9,300	11,923
9/23	11,857	9,028	11,787
10/23	11,656	8,920	11,432
11/23	12,154	9,370	12,161
12/23	12,502	9,759	12,549
1/24	12,738	9,625	12,876
2/24	12,789	9,504	12,986
3/24	12,971	9,556	13,119
4/24	12,853	9,315	12,849
5/24	13,050	9,437	13,100
6/24	13,148	9,451	13,181
7/24	13,305	9,712	13,312
8/24	13,522	9,941	13,658
9/24	13,751	10,111	13,986
10/24	13,689	9,772	13,878
11/24	13,759	9,805	13,940
12/24	13,729	9,595	13,755
1/25	13,845	9,649	13,844
2/25	13,946	9,787	13,995
3/25	13,912	9,847	13,835
4/25	13,822	10,137	13,698
5/25	14,030	10,101	13,856
6/25	14,230	10,292	14,090
7/25	14,344	10,139	14,257
8/25	14,462	10,286	14,428
9/25	14,655	10,354	14,644
10/25	14,699	10,327	14,677
11/25	14,718	10,351	14,627
12/25	14,807	10,378	14,686
1/26	14,920	10,475	14,845
2/26	15,016	10,593	14,939
3/26	14,682	10,267	14,593
4/26	14,957	10,395	14,881
5/26	15,007	10,430	14,906
6/26	15,063	10,356	14,919
7/26	14,968	10,301	14,848
8/26	15,015	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
Institutional Shares	3.82%	2.58%	4.15%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARI-0

PNARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$129	1.27%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	R-3 Shares at net asset value $14,364	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,976	10,055	9,949
11/16	10,013	9,776	9,948
12/16	9,796	9,388	9,642
1/17	9,842	9,344	9,686
2/17	10,030	9,450	9,892
3/17	10,186	9,494	10,080
4/17	10,375	9,616	10,269
5/17	10,485	9,765	10,376
6/17	10,594	9,757	10,485
7/17	10,683	9,921	10,565
8/17	10,709	10,019	10,605
9/17	10,738	9,929	10,642
10/17	10,808	9,891	10,682
11/17	10,795	10,001	10,690
12/17	10,818	10,035	10,709
1/18	10,763	10,155	10,592
2/18	10,719	10,065	10,595
3/18	10,685	10,172	10,580
4/18	10,642	10,009	10,527
5/18	10,587	9,933	10,557
6/18	10,596	9,889	10,604
7/18	10,669	9,872	10,671
8/18	10,721	9,883	10,775
9/18	10,679	9,798	10,716
10/18	10,574	9,688	10,556
11/18	10,405	9,718	10,364
12/18	10,287	9,915	10,233
1/19	10,680	10,066	10,761
2/19	10,820	10,008	10,941
3/19	10,928	10,133	11,084
4/19	11,082	10,103	11,236
5/19	11,091	10,240	11,273
6/19	11,303	10,467	11,465
7/19	11,445	10,438	11,657
8/19	11,533	10,650	11,769
9/19	11,629	10,542	11,847
10/19	11,760	10,612	11,965
11/19	11,819	10,532	11,966
12/19	11,912	10,593	12,114
1/20	12,066	10,728	12,261
2/20	11,907	10,801	11,998
3/20	10,452	10,559	10,725
4/20	11,179	10,766	11,553
5/20	11,381	10,813	11,773
6/20	11,491	10,909	11,792
7/20	11,849	11,257	12,273
8/20	12,051	11,240	12,491
9/20	11,987	11,199	12,391
10/20	12,042	11,210	12,469
11/20	12,386	11,414	12,838
12/20	12,505	11,567	13,038
1/21	12,494	11,465	12,941
2/21	12,458	11,268	12,835
3/21	12,496	11,051	12,984
4/21	12,656	11,191	13,151
5/21	12,707	11,296	13,228
6/21	12,818	11,196	13,405
7/21	12,868	11,345	13,463
8/21	12,918	11,298	13,489
9/21	12,900	11,097	13,486
10/21	12,863	11,071	13,474
11/21	12,713	11,038	13,287
12/21	12,827	11,023	13,484
1/22	12,604	10,797	13,153
2/22	12,250	10,669	12,736
3/22	12,164	10,344	12,630
4/22	11,800	9,777	12,090
5/22	11,704	9,804	12,124
6/22	11,756	9,691	12,227
8/22	11,558	9,308	11,945
9/22	11,066	8,769	11,209
10/22	11,320	9,182	11,614
11/22	11,396	9,232	11,482
12/22	11,967	9,535	12,474
1/23	11,799	9,218	12,235
2/23	11,155	9,509	11,654
3/23	11,291	9,551	11,833
4/23	11,280	9,365	11,695
5/23	11,375	9,364	11,811
6/23	11,620	9,429	12,000
7/23	11,571	9,300	11,923
9/23	11,492	9,028	11,787
10/23	11,292	8,920	11,432
11/23	11,774	9,370	12,161
12/23	12,109	9,759	12,549
1/24	12,334	9,625	12,876
2/24	12,379	9,504	12,986
3/24	12,551	9,556	13,119
4/24	12,431	9,315	12,849
5/24	12,619	9,437	13,100
6/24	12,709	9,451	13,181
7/24	12,856	9,712	13,312
8/24	13,048	9,941	13,658
9/24	13,266	10,111	13,986
10/24	13,214	9,772	13,878
11/24	13,264	9,805	13,940
12/24	13,228	9,595	13,755
1/25	13,335	9,649	13,844
2/25	13,429	9,787	13,995
3/25	13,391	9,847	13,835
4/25	13,298	10,137	13,698
5/25	13,494	10,101	13,856
6/25	13,683	10,292	14,090
7/25	13,788	10,139	14,257
8/25	13,897	10,286	14,428
9/25	14,063	10,354	14,644
10/25	14,114	10,327	14,677
11/25	14,114	10,351	14,627
12/25	14,209	10,378	14,686
1/26	14,297	10,475	14,845
2/26	14,400	10,593	14,939
3/26	14,057	10,267	14,593
4/26	14,331	10,395	14,881
5/26	14,360	10,430	14,906
6/26	14,407	10,356	14,919
7/26	14,325	10,301	14,848
8/26	14,364	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-3 Shares	3.37%	2.14%	3.69%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR3-0

PPARX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$98	0.96%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	R-5 Shares at net asset value $14,773	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,979	10,055	9,949
11/16	10,018	9,776	9,948
12/16	9,794	9,388	9,642
1/17	9,843	9,344	9,686
2/17	10,032	9,450	9,892
3/17	10,191	9,494	10,080
4/17	10,395	9,616	10,269
5/17	10,508	9,765	10,376
6/17	10,620	9,757	10,485
7/17	10,712	9,921	10,565
8/17	10,740	10,019	10,605
9/17	10,762	9,929	10,642
10/17	10,835	9,891	10,682
11/17	10,835	10,001	10,690
12/17	10,861	10,035	10,709
1/18	10,809	10,155	10,592
2/18	10,767	10,065	10,595
3/18	10,725	10,172	10,580
4/18	10,695	10,009	10,527
5/18	10,643	9,933	10,557
6/18	10,655	9,889	10,604
7/18	10,731	9,872	10,671
8/18	10,786	9,883	10,775
9/18	10,747	9,798	10,716
10/18	10,633	9,688	10,556
11/18	10,478	9,718	10,364
12/18	10,351	9,915	10,233
1/19	10,758	10,066	10,761
2/19	10,902	10,008	10,941
3/19	11,013	10,133	11,084
4/19	11,170	10,103	11,236
5/19	11,182	10,240	11,273
6/19	11,399	10,467	11,465
7/19	11,545	10,438	11,657
8/19	11,636	10,650	11,769
9/19	11,736	10,542	11,847
10/19	11,871	10,612	11,965
11/19	11,932	10,532	11,966
12/19	12,030	10,593	12,114
1/20	12,188	10,728	12,261
2/20	12,031	10,801	11,998
3/20	10,556	10,559	10,725
4/20	11,304	10,766	11,553
5/20	11,512	10,813	11,773
6/20	11,626	10,909	11,792
7/20	11,990	11,257	12,273
8/20	12,197	11,240	12,491
9/20	12,135	11,199	12,391
10/20	12,193	11,210	12,469
11/20	12,544	11,414	12,838
12/20	12,668	11,567	13,038
1/21	12,660	11,465	12,941
2/21	12,627	11,268	12,835
3/21	12,668	11,051	12,984
4/21	12,832	11,191	13,151
5/21	12,887	11,296	13,228
6/21	13,003	11,196	13,405
7/21	13,058	11,345	13,463
8/21	13,112	11,298	13,489
9/21	13,099	11,097	13,486
10/21	13,064	11,071	13,474
11/21	12,928	11,038	13,287
12/21	13,034	11,023	13,484
1/22	12,811	10,797	13,153
2/22	12,456	10,669	12,736
3/22	12,372	10,344	12,630
4/22	12,006	9,777	12,090
5/22	11,911	9,804	12,124
6/22	11,970	9,691	12,227
8/22	11,769	9,308	11,945
9/22	11,275	8,769	11,209
10/22	11,536	9,182	11,614
11/22	11,617	9,232	11,482
12/22	12,199	9,535	12,474
1/23	12,032	9,218	12,235
2/23	11,381	9,509	11,654
3/23	11,522	9,551	11,833
4/23	11,487	9,365	11,695
5/23	11,602	9,364	11,811
6/23	11,840	9,429	12,000
7/23	11,794	9,300	11,923
9/23	11,717	9,028	11,787
10/23	11,529	8,920	11,432
11/23	12,009	9,370	12,161
12/23	12,353	9,759	12,549
1/24	12,586	9,625	12,876
2/24	12,650	9,504	12,986
3/24	12,815	9,556	13,119
4/24	12,696	9,315	12,849
5/24	12,890	9,437	13,100
6/24	12,985	9,451	13,181
7/24	13,139	9,712	13,312
8/24	13,339	9,941	13,658
9/24	13,565	10,111	13,986
10/24	13,516	9,772	13,878
11/24	13,569	9,805	13,940
12/24	13,552	9,595	13,755
1/25	13,650	9,649	13,844
2/25	13,749	9,787	13,995
3/25	13,714	9,847	13,835
4/25	13,637	10,137	13,698
5/25	13,827	10,101	13,856
6/25	14,039	10,292	14,090
7/25	14,150	10,139	14,257
8/25	14,249	10,286	14,428
9/25	14,439	10,354	14,644
10/25	14,480	10,327	14,677
11/25	14,498	10,351	14,627
12/25	14,584	10,378	14,686
1/26	14,694	10,475	14,845
2/26	14,788	10,593	14,939
3/26	14,455	10,267	14,593
4/26	14,725	10,395	14,881
5/26	14,773	10,430	14,906
6/26	14,826	10,356	14,919
7/26	14,730	10,301	14,848
8/26	14,773	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-Year
R-5 Shares	3.68%	2.41%	3.98%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR5-0

PPREX

Spectrum Preferred and Capital Securities Income Fund

Annual Shareholder Report  August 31, 2026

This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.71%

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market spent the first four months of the fiscal year in an easing cycle and the final eight in a pause. The Fed cut rates by 25 basis points (bps) in September, October, and December bringing the target rate to 3.50%-3.75%, with the September move described as a "risk management cut" in response to sharply revised payrolls. Policy remained on hold through August, even as the bond market began pricing in hikes. Rates did not follow the Fed lower: the 5 year U.S. Treasury yield rose about 75bps to 4.50%, driven primarily by real rates, which climbed from 1.29% to 2.15%, while 5 year breakevens edged lower to 2.35%. Supply and term premium, rather than inflation expectations, drove the move. Spreads tightened into January, widened sharply in March when conflict with Iran pushed oil over $100 and the CBOE Volatility Index above 30. Hybrid prices had their worst month in two and a half years, then snapped back in April on a 10% equity rally and re-tightened through the summer. Allocation and security selection in banking and insurance industries were primary contributors to Fund investment performance in absolute terms and relative to the ICE BofA US All Capital Securities Index. Pipelines and utilities contributed positively but underweighted allocation in these sectors detracted from relative index performance. Telecommunications and an out-of-index allocation to ETFs also detracted.

How did the Fund perform over the last 10 years?

Table Summary
	R-6 Shares at net asset value $15,133	Bloomberg Global Aggregate Index $10,348	ICE BofA US All Capital Securities Index $14,861
8/16	10,000	10,000	10,000
10/16	9,980	10,055	9,949
11/16	10,010	9,776	9,948
12/16	9,798	9,388	9,642
1/17	9,847	9,344	9,686
2/17	10,037	9,450	9,892
3/17	10,196	9,494	10,080
4/17	10,392	9,616	10,269
5/17	10,505	9,765	10,376
6/17	10,629	9,757	10,485
7/17	10,713	9,921	10,565
8/17	10,753	10,019	10,605
9/17	10,777	9,929	10,642
10/17	10,853	9,891	10,682
11/17	10,854	10,001	10,690
12/17	10,883	10,035	10,709
1/18	10,833	10,155	10,592
2/18	10,794	10,065	10,595
3/18	10,754	10,172	10,580
4/18	10,716	10,009	10,527
5/18	10,677	9,933	10,557
6/18	10,692	9,889	10,604
7/18	10,770	9,872	10,671
8/18	10,827	9,883	10,775
9/18	10,790	9,798	10,716
10/18	10,679	9,688	10,556
11/18	10,515	9,718	10,364
12/18	10,401	9,915	10,233
1/19	10,811	10,066	10,761
2/19	10,946	10,008	10,941
3/19	11,070	10,133	11,084
4/19	11,230	10,103	11,236
5/19	11,245	10,240	11,273
6/19	11,463	10,467	11,465
7/19	11,612	10,438	11,657
8/19	11,706	10,650	11,769
9/19	11,809	10,542	11,847
10/19	11,946	10,612	11,965
11/19	12,011	10,532	11,966
12/19	12,123	10,593	12,114
1/20	12,273	10,728	12,261
2/20	12,117	10,801	11,998
3/20	10,640	10,559	10,725
4/20	11,393	10,766	11,553
5/20	11,604	10,813	11,773
6/20	11,721	10,909	11,792
7/20	12,090	11,257	12,273
8/20	12,312	11,240	12,491
9/20	12,240	11,199	12,391
10/20	12,301	11,210	12,469
11/20	12,656	11,414	12,838
12/20	12,797	11,567	13,038
1/21	12,791	11,465	12,941
2/21	12,748	11,268	12,835
3/21	12,804	11,051	12,984
4/21	12,972	11,191	13,151
5/21	13,018	11,296	13,228
6/21	13,150	11,196	13,405
7/21	13,208	11,345	13,463
8/21	13,253	11,298	13,489
9/21	13,254	11,097	13,486
10/21	13,210	11,071	13,474
11/21	13,076	11,038	13,287
12/21	13,199	11,023	13,484
1/22	12,977	10,797	13,153
2/22	12,621	10,669	12,736
3/22	12,540	10,344	12,630
4/22	12,161	9,777	12,090
5/22	12,081	9,804	12,124
6/22	12,132	9,691	12,227
8/22	11,932	9,308	11,945
9/22	11,439	8,769	11,209
10/22	11,704	9,182	11,614
11/22	11,789	9,232	11,482
12/22	12,379	9,535	12,474
1/23	12,213	9,218	12,235
2/23	11,558	9,509	11,654
3/23	11,703	9,551	11,833
4/23	11,684	9,365	11,695
5/23	11,789	9,364	11,811
6/23	12,047	9,429	12,000
7/23	12,003	9,300	11,923
9/23	11,913	9,028	11,787
10/23	11,726	8,920	11,432
11/23	12,214	9,370	12,161
12/23	12,579	9,759	12,549
1/24	12,818	9,625	12,876
2/24	12,871	9,504	12,986
3/24	13,040	9,556	13,119
4/24	12,937	9,315	12,849
5/24	13,137	9,437	13,100
6/24	13,236	9,451	13,181
7/24	13,395	9,712	13,312
8/24	13,601	9,941	13,658
9/24	13,832	10,111	13,986
10/24	13,785	9,772	13,878
11/24	13,843	9,805	13,940
12/24	13,813	9,595	13,755
1/25	13,931	9,649	13,844
2/25	14,035	9,787	13,995
3/25	14,002	9,847	13,835
4/25	13,911	10,137	13,698
5/25	14,122	10,101	13,856
6/25	14,341	10,292	14,090
7/25	14,457	10,139	14,257
8/25	14,561	10,286	14,428
9/25	14,757	10,354	14,644
10/25	14,802	10,327	14,677
11/25	14,823	10,351	14,627
12/25	14,930	10,378	14,686
1/26	15,029	10,475	14,845
2/26	15,143	10,593	14,939
3/26	14,792	10,267	14,593
4/26	15,086	10,395	14,881
5/26	15,122	10,430	14,906
6/26	15,179	10,356	14,919
7/26	15,101	10,301	14,848
8/26	15,133	10,348	14,861

Average Annual Total Returns

Table Summary
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	3.93%	2.69%	4.23%
Bloomberg Global Aggregate Index	0.60%	-1.74%	0.34%
ICE BofA US All Capital Securities Index	3.00%	1.96%	4.04%
Footnote	Description
Footnote*	For periods prior to the inception date of the share class, extended performance is calculated to reflect the historical performance of the oldest share class of the Fund, adjusted for the fees and expenses of this share class. The extended performance inception date is May 1, 2002.

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Visit www.principalam.com/mutualfundperformance  for more recent performance information.

Fund Statistics

  Net Assets (amount in thousands)$5,440,999
  Total Number of Portfolio Holdings349
  Portfolio Turnover Rate 48.4%
  Total Advisory Fees Paid (amount in thousands)$35,578

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	82.14%
Preferred Stocks	11.08%
Investment Companies	8.34%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	74.49%
Utilities	10.14%
Money Market Funds	6.95%
Energy	5.09%
Communications	2.29%
Government	1.06%
Fixed Income Funds	0.73%
Exchange-Traded Funds	0.66%
Consumer, Non-cyclical	0.20%
Other Assets and Liabilities	(1.61)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2025 to August 31, 2026. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

FV887ARR6-0

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Frances Grieb, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2026 – $469,291
August 31, 2025 – $456,351

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2026 - $0
            August 31, 2025 - $3,258

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2026 - $146,977
August 31, 2025 - $188,458

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.  The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.                  The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

•         Services that are subject to audit procedure during a financial statement audit;
•         Services where the auditor would act on behalf of management;
•         Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•         Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•         Financial information systems design and implementation;
•         Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•         Actuarial services;
•         Internal audit functions or human resources;
•         Broker or dealer, investment advisor, or investment banking services;
•         Legal services and expert services unrelated to the audit;
•         Tax planning services related to listed, confidential and aggressive transactions;
•         Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•         Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•         Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.                  (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform an assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.                  The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.                  Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.                  The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.                  Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.
7.                  For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.                  The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 10, 2025).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

            August 31, 2026 - $334,989
            August 31, 2025 - $454,240

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Annual Financial
Statements and
Additional Information
August 31 , 2026

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 22
Schedules of Investments 48
Financial Highlights (includes performance information) 171
Report of Independent Registered Public Accounting Firm 195
Unaudited Supplemental Information 197
Changes in and Disagreements with Accountants (N-CSR Item 8) 200
Proxy Disclosures (N-CSR Item 9) 201
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 202
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 203

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2026

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund Capital Securities Fund
Investment in securities--at cost ................................................................
$ 3,863,523 $ 3,265,961 $ 788,368
Investment in affiliated Funds--at cost ..........................................................
$ 4,584 $ 47,132 $ 9,721
Assets
Investment in securities--at value  ................................................................ $ 6,938,990
(a)
$ 3,122,209
(a)
$ 787,927
(a)
Investment in affiliated Funds--at value ........................................................... 4,584 47,132 9,721
Receivables:
Dividends and interest ....................................................................... 2,539 23,456 10,551
Expense reimbursement from Manager ..................................................... 108 – 26
Fund shares sold ............................................................................. 1,458 1,562 295
Investment securities sold ................................................................... 132,811 43,439 337
Total Assets   7,080,490 3,237,798 808,857
Liabilities
Accrued management and investment advisory fees .............................................. 3,716 267 –
Accrued administrative service fees .............................................................. 2 1 –
Accrued distribution fees .......................................................................... 434 7 –
Accrued service fees .............................................................................. 11 5 –
Accrued transfer agent fees ....................................................................... 751 29 49
Accrued directors' expenses ....................................................................... 13 6 1
Accrued professional fees ......................................................................... 36 35 26
Accrued other expenses ........................................................................... 99 17 9
Payables:
Fund shares redeemed ....................................................................... 118,902 371 1,425
Interfund borrowing ......................................................................... 27,425 – 345
Investment securities purchased ............................................................ 18,225 57,526 –
Collateral obligation on securities loaned, at value ............................................... 5,042 11,860 10,696
Total Liabilities
174,656 70,124 12,551
Net Assets Applicable to Outstanding Shares ..................................................
$ 6,905,834 $ 3,167,674 $ 796,306
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,897,938 $ 3,338,834 $ 883,933
Total distributable earnings (accumulated loss) ...................................................
4,007,896 (171,160) (87,627)
Total Net Assets
$ 6,905,834 $ 3,167,674 $ 796,306
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 993,783 N/A N/A
Shares Issued and Outstanding .............................................................. 24,308
Net Asset Value per share ................................................................... $ 40 .88
(b)
Maximum Offering Price ....................................................................
$ 43 .26
Class C : Net Assets ................................................................................ $ 211,529 N/A N/A
Shares Issued and Outstanding .............................................................. 5,920
Net Asset Value per share ...................................................................
$ 35 .73
(b)
Class J : Net Assets ................................................................................ $ 230,828 $ 41,950 N/A
Shares Issued and Outstanding .............................................................. 5,478 5,067
Net Asset Value per share ...................................................................
$ 42 .14
(b)
$ 8 .28
(b)
Class S : Net Assets ................................................................................ N/A N/A $ 796,306
Shares Issued and Outstanding .............................................................. 83,466
Net Asset Value per share ...................................................................
$ 9 .54
Institutional : Net Assets ........................................................................... $ 2,425,864 $ 3,101,846 N/A
Shares Issued and Outstanding .............................................................. 56,708 364,595
Net Asset Value per share ...................................................................
$ 42 .78 $ 8 .51
R-3 : Net Assets .................................................................................... $ 21,991 $ 8,487 N/A
Shares Issued and Outstanding .............................................................. 546 1,025
Net Asset Value per share ...................................................................
$ 40 .28 $ 8 .28
R-5 : Net Assets .................................................................................... $ 29,421 $ 15,391 N/A
Shares Issued and Outstanding .............................................................. 701 1,847
Net Asset Value per share ...................................................................
$ 41 .96 $ 8 .33
R-6 : Net Assets .................................................................................... $ 2,992,418 N/A N/A
Shares Issued and Outstanding .............................................................. 69,382
Net Asset Value per share ...................................................................
$ 43 .13
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2026

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Real Asset
Fund
(a)
Global Listed
Infrastructure Fund Global Macro Fund
(a)
Investment in securities--at cost ................................................................
$ 2,494,633 $ 97,930 $ 32,902
Investment in affiliated Funds--at cost ..........................................................
$ 70,368 $ 1,625 $ 116,749
Foreign currency--at cost ........................................................................
$ 6,006 $ 71 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,658,172
(b)
$ 106,420
(b)
$ 32,902
Investment in affiliated Funds--at value ........................................................... 70,368 1,625 116,749
Foreign currency--at value ........................................................................ 6,015 71 –
Cash ............................................................................................... 110 – 2,105
Deposits with counterparty ........................................................................ 1 – 19,545
Receivables:
Dividends and interest ....................................................................... 5,253 264 432
Expense reimbursement from Manager ..................................................... 111 23 7
Foreign currency contracts ................................................................. – – 9,303
Fund shares sold ............................................................................. 460 24 –
Investment securities sold ................................................................... 65,288 681 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 6,267 – –
Variation margin on futures ................................................................. 8,580 – 1,378
Total Assets   2,820,625 109,108 182,421
Liabilities
Accrued management and investment advisory fees .............................................. 1,716 69 109
Accrued distribution fees .......................................................................... 11 – –
Accrued transfer agent fees ....................................................................... 423 1 –
Accrued directors' expenses ....................................................................... 6 3 3
Accrued foreign tax ............................................................................... – 73 –
Accrued professional fees ......................................................................... 94 21 46
Accrued other expenses ........................................................................... 86 4 1
Deposits from counterparty ....................................................................... 880 – 2,100
Payables:
Foreign currency contracts .................................................................. – – 6,626
Fund shares redeemed ....................................................................... 1,411 1 –
Investment securities purchased ............................................................ 116,298 822 5
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 , net) .................. 3 – –
Variation margin on futures ................................................................. 6,592 – 1,098
Collateral obligation on securities loaned, at value ............................................... 38,463 307 –
Total Liabilities
165,983 1,301 9,988
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,654,642 $ 107,807 $ 172,433
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,162,242 $ 93,836 $ 151,752
Total distributable earnings (accumulated loss) ...................................................
492,400 13,971 20,681
Total Net Assets
$ 2,654,642 $ 107,807 $ 172,433
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,675,000 200,000 200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 49,579 N/A N/A
Shares Issued and Outstanding .............................................................. 3,550
Net Asset Value per share ................................................................... $ 13 .97
(c)
Maximum Offering Price .....................................................................
$ 14 .51
Institutional : Net Assets ........................................................................... $ 1,398,078 $ 107,807 N/A
Shares Issued and Outstanding .............................................................. 100,244 8,446
Net Asset Value per share ...................................................................
$ 13 .95 $ 12 .76
R-6 : Net Assets .................................................................................... $ 1,206,985 N/A $ 172,433
Shares Issued and Outstanding .............................................................. 86,588 15,220
Net Asset Value per share ...................................................................
$ 13 .94 $ 11 .33
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2026

See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Investment in securities--at cost ................................................................
$ 482,814 $ 1,013,230 $ 243,720
Investment in affiliated Funds--at cost ..........................................................
$ 117,159 $ 8,697 $ 3,625
Foreign currency--at cost ........................................................................
$ – $ – $ 912
Assets
Investment in securities--at value  ................................................................ $ 494,069 $ 1,177,003
(b)
$ 299,105
(b)
Investment in affiliated Funds--at value ........................................................... 117,159 8,697 3,625
Foreign currency--at value ........................................................................ – – 912
Deposits with counterparty ........................................................................ 29,002 87 –
Receivables:
Dividends and interest ....................................................................... 3,085 5,321 1,281
Expense reimbursement from Manager ..................................................... 26 41 13
Foreign currency contracts ................................................................. 2,197 – –
Fund shares sold ............................................................................. 340 290 73
Interfund lending ............................................................................ – 1,530 –
Investment securities sold ................................................................... 12,986 42,753 1,359
OTC swap agreements--at value (premiums paid $0, $0 and $0, net) ...................... 774 – –
Unrealized gain on unfunded commitments ................................................ 1 – –
Variation margin on futures ................................................................. 1,121 – –
Other assets ........................................................................................ 3 – –
Prepaid expenses ..................................................................................
1 – –
Total Assets   660,764 1,235,722 306,368
Liabilities
Accrued management and investment advisory fees .............................................. 647 225 264
Accrued administrative service fees .............................................................. – 2 –
Accrued distribution fees .......................................................................... 8 5 –
Accrued service fees .............................................................................. – 12 –
Accrued transfer agent fees ....................................................................... 107 19 6
Accrued directors' expenses ....................................................................... 4 4 3
Accrued foreign tax ............................................................................... 17 – –
Accrued professional fees ......................................................................... 98 45 35
Accrued other expenses ........................................................................... 28 163 32
Cash overdraft ..................................................................................... 4,832 17,502 –
Payables:
Foreign currency contracts .................................................................. 1,602 – –
Fund shares redeemed ....................................................................... 241 695 444
Investment securities purchased ............................................................ 11,865 25,312 3,060
Options and swaptions contracts written (premiums received $1,181, $0 and $0 ) ......... 883 – –
Short sales (proceeds received $1,644, $0 and $0) ......................................... 1,649 – –
OTC swap agreements--at value (premiums received $183, $0 and $0, net) ............... 718 – –
Unrealized loss on unfunded commitments ................................................. 1 – –
Variation margin on futures ................................................................. 900 8 –
Collateral obligation on securities loaned, at value ............................................... – 8,361 1,907
Total Liabilities
23,600 52,353 5,751
Net Assets Applicable to Outstanding Shares ..................................................
$ 637,164 $ 1,183,369 $ 300,617
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 570,434 $ 917,490 $ 198,730
Total distributable earnings (accumulated loss) ...................................................
66,730 265,879 101,887
Total Net Assets
$ 637,164 $ 1,183,369 $ 300,617

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2026

See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 1,150,000 300,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 36,987 N/A N/A
Shares Issued and Outstanding .............................................................. 3,025
Net Asset Value per share ................................................................... $ 12.23
(c)
Maximum Offering Price ....................................................................
$ 12.71
Institutional: Net Assets ........................................................................... $ 457,789 $ 112,912 $ 20,751
Shares Issued and Outstanding .............................................................. 36,718 7,147 1,553
Net Asset Value per share ...................................................................
$ 12.47 $ 15.80 $ 13.36
R-3: Net Assets .................................................................................... N/A $ 25,611 N/A
Shares Issued and Outstanding .............................................................. 1,666
Net Asset Value per share ...................................................................
$ 15.37
R-5: Net Assets .................................................................................... N/A $ 27,981 N/A
Shares Issued and Outstanding .............................................................. 1,786
Net Asset Value per share ...................................................................
$ 15.67
R-6: Net Assets .................................................................................... $ 142,388 $ 1,016,865 $ 279,866
Shares Issued and Outstanding .............................................................. 11,385 64,246 20,810
Net Asset Value per share ...................................................................
$ 12.51 $ 15.83 $ 13.45
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2026

See accompanying notes.
Amounts in thousands, except per share amounts
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ................................................................
$ 197,000 $ 706,644 $ 5,191,677
Investment in affiliated Funds--at cost ..........................................................
$ – $ 3,968 $ 412,925
Assets
Investment in securities--at value  ................................................................ $ 193,759 $ 1,092,466 $ 5,115,909
(a)
Investment in affiliated Funds--at value ........................................................... – 3,968 412,944
Cash ............................................................................................... 597 – –
Receivables:
Dividends and interest ....................................................................... 2,648 1,217 64,322
Expense reimbursement from Manager ..................................................... 4 4 1
Fund shares sold ............................................................................. 813 196 2,719
Investment securities sold ................................................................... – 1,562 182
Prepaid expenses ..................................................................................

Total Assets   197,821 1,099,415 5,596,077
Liabilities
Accrued management and investment advisory fees .............................................. 69 889 2,936
Accrued distribution fees .......................................................................... 8 56 211
Accrued service fees .............................................................................. – – 1
Accrued transfer agent fees ....................................................................... 38 69 672
Accrued chief compliance officer fees ............................................................ – – 1
Accrued directors' expenses ....................................................................... 4 6 7
Accrued professional fees ......................................................................... 31 19 30
Accrued other expenses ........................................................................... – – 86
Cash overdraft ..................................................................................... – 18 1
Payables:
Dividends payable ........................................................................... 705 – –
Fund shares redeemed ....................................................................... 282 1,207 4,283
Interest expense and fees payable ........................................................... 91 – –
Investment securities purchased ............................................................ 2,957 – 87,873
Collateral obligation on securities loaned, at value ............................................... – – 58,977
Floating rate notes issued .........................................................................
10,195 – –
Total Liabilities
14,380 2,264 155,078
Net Assets Applicable to Outstanding Shares ..................................................
$ 183,441 $ 1,097,151 $ 5,440,999
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 210,773 $ 642,599 $ 5,944,783
Total distributable earnings (accumulated loss) ...................................................
(27,332) 454,552 (503,784)
Total Net Assets
$ 183,441 $ 1,097,151 $ 5,440,999
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 37,595 $ 199,065 $ 587,100
Shares Issued and Outstanding .............................................................. 4,010 8,971 63,398
Net Asset Value per share ................................................................... $ 9 .37
(b)
$ 22 .19
(b)
$ 9 .26
(b)
Maximum Offering Price ....................................................................
$ 9 .74 $ 23 .48 $ 9 .62
Class C : Net Assets ................................................................................ N/A $ 14,323 $ 95,919
Shares Issued and Outstanding .............................................................. 653 10,356
Net Asset Value per share ...................................................................
$ 21 .92
(b)
$ 9 .26
(b)
Class J : Net Assets ................................................................................ N/A N/A $ 30,927
Shares Issued and Outstanding .............................................................. 3,480
Net Asset Value per share ...................................................................
$ 8 .89
(b)
Institutional : Net Assets ........................................................................... $ 145,846 $ 675,942 $ 3,467,383
Shares Issued and Outstanding .............................................................. 15,540 30,249 378,399
Net Asset Value per share ...................................................................
$ 9 .39 $ 22 .35 $ 9 .16
R-3 : Net Assets .................................................................................... N/A N/A $ 2,045
Shares Issued and Outstanding .............................................................. 225
Net Asset Value per share ...................................................................
$ 9 .09
R-5 : Net Assets .................................................................................... N/A N/A $ 2,294
Shares Issued and Outstanding .............................................................. 252
Net Asset Value per share ...................................................................
$ 9 .10
R-6 : Net Assets .................................................................................... N/A $ 207,821 $ 1,255,331
Shares Issued and Outstanding .............................................................. 9,246 137,142
Net Asset Value per share ...................................................................
$ 22 .48 $ 9 .15
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2026

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 129 $ 1,148 $ 205
Dividends ............................................................................................... 37,527 897 873
Withholding tax ........................................................................................ (684) – –
Interest .................................................................................................. 2 121,943 54,525
Securities lending - net .................................................................................
21 120 136
Total Income 36,995 124,108 55,739
Expenses:
Management and investment advisory fees ............................................................ 53,902 3,071 N/A
Distribution f ees - Class A ............................................................................. 2,819 N/A N/A
Distribution f ees - Class C ............................................................................. 2,685 N/A N/A
Distribution f ees - Class J .............................................................................. 383 62 N/A
Distribution f ees - R-3 ................................................................................. 55 20 N/A
Administrative service fees - R-3 ...................................................................... 15 6 N/A
Administrative service fees - R-5 ...................................................................... 3 1 N/A
Registration fees - Class A ............................................................................. 45 N/A N/A
Registration fees - Class C ............................................................................. 16 N/A N/A
Registration fees - Class J .............................................................................. 23 19 N/A
Registration fees - Class S ............................................................................. N/A N/A 31
Registration fees - Institutional ........................................................................ 30 16 N/A
Registration fees - R-6 ................................................................................. 44 N/A N/A
Service fees - R-3 ...................................................................................... 55 20 N/A
Service fees - R-5 ...................................................................................... 82 36 N/A
Shareholder reports - Class A .......................................................................... 70 N/A N/A
Shareholder reports - Class C .......................................................................... 13 N/A N/A
Shareholder reports - Class J ........................................................................... 3 3 N/A
Shareholder reports - Class S .......................................................................... N/A N/A 10
Shareholder reports - Institutional ..................................................................... 108 29 N/A
Shareholder reports - R-6 .............................................................................. 42 N/A N/A
Transfer agent fees - Class A ........................................................................... 1,131 N/A N/A
Transfer agent fees - Class C ........................................................................... 217 N/A N/A
Transfer agent fees - Class J ........................................................................... 107 42 N/A
Transfer agent fees - Class S ........................................................................... N/A N/A 312
Transfer agent fees - Institutional ...................................................................... 2,655 123 N/A
Transfer agent fees - R-6 ............................................................................... 266 N/A N/A
Chief compliance officer expenses ..................................................................... 8 2 1
Custodian fees .......................................................................................... 63 34 8
Directors' expenses ..................................................................................... 227 71 24
Interest expense and fees ............................................................................... – – 25
Professional fees ....................................................................................... 47 43 33
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 446 31 18
Total Gross Expenses 65,567 3,636 469
Less: Reimbursement from Manager .................................................................. 2,741 – –
Less: Reimbursement from Manager - Class S ........................................................ N/A N/A 438
Less: Reimbursement from Manager - Institutional ................................................... 70 – N/A
Total Net Expenses 62,756 3,636 31
Net Investment Income (Loss) (25,761) 120,472 55,708
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................................ 2,444,542 (7,857) 6,361
Foreign currency transactions .......................................................................... (1) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (2,505,222) (66,513) (9,413)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (60,681) (74,370) (3,052)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (86,442) $ 46,102 $ 52,656

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2026

See accompanying notes.
Amounts in thousands
Diversified Real
Asset Fund
(a),(b)
Global Listed
Infrastructure Fund
Global Macro
Fund
(a),(c)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,577 $ 77 $ 3,148
Dividends ............................................................................................... 64,658 3,603 895
Withholding tax ........................................................................................ (2,875) (124) –
Interest .................................................................................................. 17,345 1 224
Securities lending - net .................................................................................
315 19 –
Total Income 81,020 3,576 4,267
Expenses:
Management and investment advisory fees ............................................................ 19,535 890 960
Distribution f ees - Class A ............................................................................. 118 N/A N/A
Registration fees - Class A ............................................................................. 15 N/A N/A
Registration fees - Institutional ........................................................................ 20 21 N/A
Registration fees - R-6 ................................................................................. 18 N/A 2
Shareholder reports - Class A .......................................................................... 10 N/A N/A
Shareholder reports - Institutional ..................................................................... 123 5 N/A
Shareholder reports - R-6 .............................................................................. 40 N/A –
Transfer agent fees - Class A ........................................................................... 56 N/A N/A
Transfer agent fees - Institutional ...................................................................... 1,465 7 N/A
Transfer agent fees - R-6 ............................................................................... 5 N/A 1
Chief compliance officer expenses ..................................................................... 2 – –
Custodian fees .......................................................................................... 157 17 2
Directors' expenses ..................................................................................... 63 6 6
Professional fees ....................................................................................... 166 40 73
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 170 2 3
Total Gross Expenses 21,970 995 1,054
Less: Reimbursement from Manager .................................................................. – 131 –
Less: Reimbursement from Manager - Class A ........................................................ 1 N/A N/A
Less: Reimbursement from Manager - Institutional ................................................... 928 91 N/A
Less: Reimbursement from Manager - R-6 ............................................................ 14 N/A 42
Total Net Expenses 21,027 773 1,012
Net Investment Income (Loss) 59,993 2,803 3,255
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ (28) and $ – , respectively) ..................... 250,838 5,616 (1)
Foreign currency contracts ............................................................................. (62) – 3,447
Foreign currency transactions .......................................................................... (559) 14 (130)
Futures contracts ....................................................................................... 63,242 – 10,563
Options and swaptions ................................................................................. 40 – –
Capital gain distributions received from other investment companies ................................ 59 – –
Short sales .............................................................................................. (3) – –
Swap agreements ....................................................................................... 16,495 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ (73) and $ – , respectively) .................................. 46,797 6,289 (2)
Foreign currency contracts ............................................................................. 80 – 2,677
Futures contracts ....................................................................................... 17,405 – 426
Options and swaptions ................................................................................. (2) – –
Swap agreements ....................................................................................... 4,559 – –
Translation of assets and liabilities in foreign currencies .............................................. 11 – 377
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 398,900 11,919 17,357
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 458,893 $ 14,722 $ 20,612
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-3 shares discontinued operations on March 27, 2026.
(c)
Period from November 14, 2025, date operations commenced, through August 31, 2026.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2026

See accompanying notes.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,738 $ 207 $ 140
Dividends ............................................................................................... 4,177 34,559 11,731
Withholding tax ........................................................................................ (290) (2,438) (914)
Interest .................................................................................................. 12,137 3 2
Securities lending - net .................................................................................
– 33 110
Total Income 19,762 32,364 11,069
Expenses:
Management and investment advisory fees ............................................................ 6,370 2,675 4,275
Distribution f ees - Class A ............................................................................. 90 N/A N/A
Distribution f ees - R-3 ................................................................................. N/A 53 N/A
Administrative service fees - R-3 ...................................................................... N/A 15 N/A
Administrative service fees - R-5 ...................................................................... N/A 3 N/A
Registration fees - Class A ............................................................................. 19 N/A N/A
Registration fees - Institutional ........................................................................ 36 15 17
Registration fees - R-6 ................................................................................. 17 17 19
Service fees - R-3 ...................................................................................... N/A 53 N/A
Service fees - R-5 ...................................................................................... N/A 77 N/A
Shareholder reports - Class A .......................................................................... 5 N/A N/A
Shareholder reports - Institutional ..................................................................... 41 25 2
Shareholder reports - R-6 .............................................................................. 55 1 1
Transfer agent fees - Class A ........................................................................... 33 N/A N/A
Transfer agent fees - Institutional ...................................................................... 340 85 23
Transfer agent fees - R-6 ............................................................................... 236 2 7
Chief compliance officer expenses ..................................................................... – 1 –
Custodian fees .......................................................................................... 151 184 121
Directors' expenses ..................................................................................... 16 30 15
Dividends and interest on securities sold short ........................................................ 51 – –
Index license fees ...................................................................................... – 374 –
Professional fees ....................................................................................... 149 78 49
Short sale fees .......................................................................................... 53 – –
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 29 75 57
Total Gross Expenses 7,698 3,770 4,593
Less: Reimbursement from Manager - Institutional ................................................... – 127 36
Less: Reimbursement from Manager - R-6 ............................................................ 339 184 52
Total Net Expenses 7,359 3,459 4,505
Net Investment Income (Loss) 12,403 28,905 6,564
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 33,259 219,822 96,083
Foreign currency contracts ............................................................................. 4,060 – –
Foreign currency transactions .......................................................................... (562) (2,028) (221)
Futures contracts ....................................................................................... 14,147 391 –
Options and swaptions ................................................................................. 1,658 – –
Short sales .............................................................................................. (1,535) – –
Swap agreements ....................................................................................... (266) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (2,097) (3,945) (51,163)
Foreign currency contracts ............................................................................. 264 – –
Futures contracts ....................................................................................... 2,414 15 –
Options and swaptions ................................................................................. 99 – –
Short sales .............................................................................................. 807 – –
Swap agreements ....................................................................................... (6,019) – –
Translation of assets and liabilities in foreign currencies .............................................. (6) (55) (13)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 46,223 214,200 44,686
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 58,626 $ 243,105 $ 51,250
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2026

See accompanying notes.
Amounts in thousands
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income
Fund
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 541 $ 1,872
Dividends ............................................................................................... 66 31,667 38,888
Withholding tax ........................................................................................ – (15) (17)
Interest .................................................................................................. 9,831 18 274,750
Securities lending - net .................................................................................
– 8 503
Total Income 9,897 32,219 315,996
Expenses:
Management and investment advisory fees ............................................................ 801 12,122 35,579
Distribution f ees - Class A ............................................................................. 93 472 1,532
Distribution f ees - Class C ............................................................................. N/A 154 1,089
Distribution f ees - Class J .............................................................................. N/A N/A 50
Distribution f ees - R-3 ................................................................................. N/A N/A 6
Administrative service fees - R-3 ...................................................................... N/A N/A 2
Registration fees - Class A ............................................................................. 18 17 32
Registration fees - Class C ............................................................................. N/A 14 17
Registration fees - Class J .............................................................................. N/A N/A 16
Registration fees - Institutional ........................................................................ 15 29 68
Registration fees - R-6 ................................................................................. N/A 16 17
Service fees - R-3 ...................................................................................... N/A N/A 6
Service fees - R-5 ...................................................................................... N/A N/A 8
Shareholder reports - Class A .......................................................................... 1 9 22
Shareholder reports - Class C .......................................................................... N/A 2 5
Shareholder reports - Class J ........................................................................... N/A N/A 2
Shareholder reports - Institutional ..................................................................... 3 35 134
Shareholder reports - R-6 .............................................................................. N/A 2 7
Transfer agent fees - Class A ........................................................................... 31 175 518
Transfer agent fees - Class C ........................................................................... N/A 17 92
Transfer agent fees - Class J ........................................................................... N/A N/A 31
Transfer agent fees - Institutional ...................................................................... 164 584 3,401
Transfer agent fees - R-6 ............................................................................... N/A 8 18
Chief compliance officer expenses ..................................................................... – 1 4
Custodian fees .......................................................................................... 2 12 39
Directors' expenses ..................................................................................... 8 41 120
Interest expense and fees ............................................................................... 376 – –
Professional fees ....................................................................................... 40 25 45
Technology fees ........................................................................................ 7 7 7
Other expenses ......................................................................................... 15 27 74
Total Gross Expenses 1,574 13,769 42,941
Less: Reimbursement from Manager .................................................................. – – 1
Less: Reimbursement from Manager - Class A ........................................................ 6 21 –
Less: Reimbursement from Manager - Class C ........................................................ N/A 19 –
Less: Reimbursement from Manager - Institutional ................................................... 57 136 –
Total Net Expenses 1,511 13,593 42,940
Net Investment Income (Loss) 8,386 18,626 273,056
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ (2,313) 394,186 60,546
Futures contracts ....................................................................................... – – (171)
Options and swaptions ................................................................................. – – (286)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 5,723 (148,637) (135,785)
Investments in affiliated Funds ......................................................................... – – 19
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 3,410 245,549 (75,677)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 11,796 $ 264,175 $ 197,379

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Blue Chip Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ (25,761) $ (5,720)
Net realized gain (loss) on investments and foreign currencies ..................................................................... 2,444,541 1,691,386
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(2,505,222) 63,909
Net Increase (Decrease) in Net Assets Resulting from Operations (86,442) 1,749,575
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,660,214) (503,177)
Total Dividends and Distributions (1,660,214) (503,177)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(2,897,054) (1,368,568)
Total Increase (Decrease) in Net Assets (4,643,710) (122,170)
Net Assets
Beginning of period ..................................................................................................................
11,549,544 11,671,714
End of period ........................................................................................................................
$ 6,905,834 $ 11,549,544
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold .................................... $ 126,035 $ 18,453 $ 27,921 $ 636,550 $ 6,841 N/A $ 5,309 $ 382,417
Reinvested ............................... 211,560 58,273 46,390 521,381 4,097 N/A 5,935 791,920
Redeemed ................................
(427,123) (132,367) (91,667) (1,513,240) (9,578) N/A (11,804) (3,554,357)
Net Increase (Decrease)
$ (89,528) $ (55,641) $ (17,356) $ (355,309) $ 1,360 N/A $ (560) $ (2,380,020)
Shares:
Sold .................................... 3,089 494 649 14,897 165 N/A 124 8,945
Reinvested ............................... 5,254 1,647 1,119 12,396 103 N/A 144 18,686
Redeemed ................................
(10,638) (3,744) (2,173) (36,136) (232) N/A (284) (79,079)
Net Increase (Decrease)
(2,295) (1,603) (405) (8,843) 36 N/A (16) (51,448)
Year Ended August 31, 2025
(a)
Dollars:
Sold .................................... $ 162,722 $ 32,395 $ 53,321 $ 534,594 $ 10,767 $ 56 $ 12,740 $ 580,573
Reinvested ............................... 53,552 16,387 12,074 135,974 832 – 1,197 276,781
Redeemed ................................
(243,358) (84,879) (64,805) (883,818) (6,111) (3,131) (6,900) (1,959,531)
Net Increase (Decrease)
$ (27,084) $ (36,097) $ 590 $ (213,250) $ 5,488 $ (3,075) $ 7,037 $ (1,102,177)
Shares:
Sold .................................... 3,617 786 1,148 11,377 241 2 274 12,422
Reinvested ............................... 1,160 392 256 2,849 18 – 25 5,765
Redeemed ................................
(5,360) (2,071) (1,413) (18,854) (136) (67) (152) (41,790)
Net Increase (Decrease)
(583) (893) (9) (4,628) 123 (65) 147 (23,603)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on
investments ............................... $ (216,456) $ (59,276) $ (46,430) $ (531,948) $ (4,097) $ N/A $ (5,935) $ (796,072)
Total Dividends and Distributions
$ (216,456) $ (59,276) $ (46,430) $ (531,948) $ (4,097) $ N/A $ (5,935) $ (796,072)
Year Ended August 31, 2025
(a)
From net investment income and net realized gain on
investments ............................... $ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
Total Dividends and Distributions
$ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 120,472 $ 101,551
Net realized gain (loss) on investments .............................................................................................. (7,857) (5,783)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(66,513) (15,778)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,102 79,990
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (105,481) (81,344)
Total Dividends and Distributions (105,481) (81,344)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
410,302 524,091
Total Increase (Decrease) in Net Assets 350,923 522,737
Net Assets
Beginning of period ..................................................................................................................
2,816,751 2,294,014
End of period ........................................................................................................................
$ 3,167,674 $ 2,816,751
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold ......................................................... $ 14,727 $ 861,830 N/A $ 3,388 N/A $ 6,299
Reinvested .................................................... 1,507 103,160 N/A 281 N/A 530
Redeemed .....................................................
(10,729) (560,645) N/A (3,121) N/A (6,925)
Net Increase (Decrease)
$ 5,505 $ 404,345 N/A $ 548 N/A $ (96)
Shares:
Sold ......................................................... 1,748 99,818 N/A 403 N/A 748
Reinvested .................................................... 181 12,094 N/A 34 N/A 63
Redeemed .....................................................
(1,278) (64,078) N/A (371) N/A (815)
Net Increase (Decrease)
651 47,834 N/A 66 N/A (4)
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 18,204 $ 775,875 $ 24 $ 2,753 $ 1,265 $ 9,314
Reinvested .................................................... 1,018 79,612 – 263 – 445
Redeemed .....................................................
(12,648) (337,659) (840) (3,589) (6,336) (3,610)
Net Increase (Decrease)
$ 6,574 $ 517,828 $ (816) $ (573) $ (5,071) $ 6,149
Shares:
Sold ......................................................... 2,187 90,725 3 332 148 1,104
Reinvested .................................................... 126 9,603 – 32 – 55
Redeemed .....................................................
(1,521) (39,330) (100) (431) (746) (428)
Net Increase (Decrease)
792 60,998 (97) (67) (598) 731
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments ............. $ (1,510) $ (103,160) $ N/A $ (281) $ N/A $ (530)
Total Dividends and Distributions
$ (1,510) $ (103,160) $ N/A $ (281) $ N/A $ (530)
Year Ended August 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
Total Dividends and Distributions
$ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Capital Securities Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 55,708 $ 62,676
Net realized gain (loss) on investments .............................................................................................. 6,361 2,787
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(9,413) 29,903
Net Increase (Decrease) in Net Assets Resulting from Operations 52,656 95,366
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (59,426) (68,240)
Total Dividends and Distributions (59,426) (68,240)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(271,664) (153,965)
Total Increase (Decrease) in Net Assets (278,434) (126,839)
Net Assets
Beginning of period ..................................................................................................................
1,074,740 1,201,579
End of period ........................................................................................................................
$ 796,306 $ 1,074,740
Class S
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold .............................................................................................................. $ 134,178
Reinvested ......................................................................................................... 35,466
Redeemed ..........................................................................................................
(441,308)
Net Increase (Decrease)
$ (271,664)
Shares:
Sold .............................................................................................................. 13,871
Reinvested ......................................................................................................... 3,678
Redeemed ..........................................................................................................
(45,656)
Net Increase (Decrease)
(28,107)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................................................. $ 217,037
Reinvested ......................................................................................................... 40,300
Redeemed ..........................................................................................................
(411,302)
Net Increase (Decrease)
$ (153,965)
Shares:
Sold .............................................................................................................. 22,841
Reinvested ......................................................................................................... 4,245
Redeemed ..........................................................................................................
(43,270)
Net Increase (Decrease)
(16,184)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments .................................................................. $ (59,426)
Total Dividends and Distributions
$ (59,426)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (68,240)
Total Dividends and Distributions
$ (68,240)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Year Ended
August 31, 2026
(b)
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 59,993 $ 75,176
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... 330,050 50,397
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements ...............................................................................................................
68,850 27,081
Net Increase (Decrease) in Net Assets Resulting from Operations 458,893 152,654
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (99,167) (58,284)
Total Dividends and Distributions (99,167) (58,284)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(150,148) (766,557)
Total Increase (Decrease) in Net Assets 209,578 (672,187)
Net Assets
Beginning of period ..................................................................................................................
2,445,064 3,117,251
End of period ........................................................................................................................
$ 2,654,642 $ 2,445,064
Class A Institutional R-3 R-6
Capital Share Transactions:
Year Ended August 31, 2026
(a) (b)
Dollars:
Sold .............................................................................. $ 7,817 $ 238,426 $ 1 $ 322,344
Reinvested ......................................................................... 1,559 49,830 1 42,588
Redeemed ..........................................................................
(10,450) (403,344) (23) (398,897)
Net Increase (Decrease)
$ (1,074) $ (115,088) $ (21) $ (33,965)
Shares:
Sold .............................................................................. 586 18,121 – 24,228
Reinvested ......................................................................... 126 4,022 – 3,437
Redeemed ..........................................................................
(794) (30,513) (2) (30,893)
Net Increase (Decrease)
(82) (8,370) (2) (3,228)
Year Ended August 31, 2025
(a)
Dollars:
Sold .............................................................................. $ 3,190 $ 155,242 $ 5 $ 136,127
Reinvested ......................................................................... 770 26,920 – 27,652
Redeemed ..........................................................................
(11,256) (438,535) (10) (666,662)
Net Increase (Decrease)
$ (7,296) $ (256,373) $ (5) $ (502,883)
Shares:
Sold .............................................................................. 277 13,467 1 11,769
Reinvested ......................................................................... 66 2,327 – 2,393
Redeemed ..........................................................................
(973) (37,965) (1) (58,016)
Net Increase (Decrease)
(630) (22,171) – (43,854)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
(a) (b)
From net investment income and net realized gain on investments .................................. $ (1,634) $ (53,833) $ (1) $ (43,699)
Total Dividends and Distributions
$ (1,634) $ (53,833) $ (1) $ (43,699)
Year Ended August 31, 2025
(a)
From net investment income and net realized gain on investments .................................. $ (810) $ (29,133) $ – $ (28,341)
Total Dividends and Distributions
$ (810) $ (29,133) $ – $ (28,341)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-3 shares discontinued operations on March 27, 2026.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Listed Infrastructure Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 2,803 $ 781
Net realized gain (loss) on investments and foreign currencies ..................................................................... 5,630 688
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
6,289 920
Net Increase (Decrease) in Net Assets Resulting from Operations 14,722 2,389
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (3,130) (1,067)
Total Dividends and Distributions (3,130) (1,067)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(27,249) 102,547
Total Increase (Decrease) in Net Assets (15,657) 103,869
Net Assets
Beginning of period ..................................................................................................................
123,464 19,595
End of period ........................................................................................................................
$ 107,807 $ 123,464
Institutional
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold .............................................................................................................. $ 1,401
Reinvested ......................................................................................................... 2,974
Redeemed ..........................................................................................................
(31,624)
Net Increase (Decrease)
$ (27,249)
Shares:
Sold .............................................................................................................. 112
Reinvested ......................................................................................................... 253
Redeemed ..........................................................................................................
(2,563)
Net Increase (Decrease)
(2,198)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................................................. $ 103,033
Reinvested ......................................................................................................... 789
Redeemed ..........................................................................................................
(1,275)
Net Increase (Decrease)
$ 102,547
Shares:
Sold .............................................................................................................. 8,952
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(111)
Net Increase (Decrease)
8,917
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments .................................................................. $ (3,130)
Total Dividends and Distributions
$ (3,130)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (1,067)
Total Dividends and Distributions
$ (1,067)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Macro Fund
(a)
Period Ended
August 31, 2026
(b)
Operations
Net investment income (loss) ................................................................................................................................... $ 3,255
Net realized gain (loss) on investments , foreign currencies and futures ........................................................................................ 13,879
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures .........................................................
3,478
Net Increase (Decrease) in Net Assets Resulting from Operations 20,612
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................................................................ (378)
Total Dividends and Distributions (378)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...........................................................................................................
152,199
Total Increase (Decrease) in Net Assets 172,433
Net Assets
Beginning of period .............................................................................................................................................
–
End of period ...................................................................................................................................................
$ 172,433
R-6
Capital Share Transactions:
Period Ended August 31, 2026
(b)
Dollars:
Sold .............................................................................................................. $ 151,821
Reinvested ......................................................................................................... 378
Net Increase (Decrease)
$ 152,199
Shares:
Sold .............................................................................................................. 15,182
Reinvested ......................................................................................................... 38
Net Increase (Decrease)
15,220
Dividends and Distributions to Shareholders:
Period Ended August 31, 2026
(b)
From net investment income and net realized gain on investments .................................................................. $ (378)
Total Dividends and Distributions
$ (378)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Period from November 14, 2025, date operations commenced, through August 31, 2026.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 12,403 $ 12,161
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... 50,761 9,735
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .....................................................................................................
(4,538) 7,681
Net Increase (Decrease) in Net Assets Resulting from Operations 58,626 29,577
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (26,847) (6,643)
Total Dividends and Distributions (26,847) (6,643)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
175,833 (8,102)
Total Increase (Decrease) in Net Assets 207,612 14,832
Net Assets
Beginning of period ..................................................................................................................
429,552 414,720
End of period ........................................................................................................................
$ 637,164 $ 429,552
Class A Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold ......................................................................................... $ 5,252 $ 210,697 $ 23,399
Reinvested .................................................................................... 1,548 15,337 4,876
Redeemed .....................................................................................
(5,515) (54,969) (24,792)
Net Increase (Decrease)
$ 1,285 $ 171,065 $ 3,483
Shares:
Sold ......................................................................................... 444 17,381 1,937
Reinvested .................................................................................... 134 1,302 413
Redeemed .....................................................................................
(466) (4,558) (2,056)
Net Increase (Decrease)
112 14,125 294
Year Ended August 31, 2025
Dollars:
Sold ......................................................................................... $ 6,273 $ 71,081 $ 19,889
Reinvested .................................................................................... 326 3,566 1,293
Redeemed .....................................................................................
(10,677) (79,584) (20,269)
Net Increase (Decrease)
$ (4,078) $ (4,937) $ 913
Shares:
Sold ......................................................................................... 568 6,306 1,757
Reinvested .................................................................................... 30 319 116
Redeemed .....................................................................................
(964) (7,053) (1,795)
Net Increase (Decrease)
(366) (428) 78
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments ............................................. $ (1,857) $ (17,675) $ (7,315)
Total Dividends and Distributions
$ (1,857) $ (17,675) $ (7,315)
Year Ended August 31, 2025
From net investment income and net realized gain on investments ............................................. $ (388) $ (4,223) $ (2,032)
Total Dividends and Distributions
$ (388) $ (4,223) $ (2,032)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Equity Index Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 28,905 $ 30,063
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 218,185 229,694
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
(3,985) (135,450)
Net Increase (Decrease) in Net Assets Resulting from Operations 243,105 124,307
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (51,989) (49,386)
Total Dividends and Distributions (51,989) (49,386)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
300,102 (583,561)
Total Increase (Decrease) in Net Assets 491,218 (508,640)
Net Assets
Beginning of period ..................................................................................................................
692,151 1,200,791
End of period ........................................................................................................................
$ 1,183,369 $ 692,151
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold ......................................................... $ 36,504 N/A $ 14,375 N/A $ 7,836 $ 981,021
Reinvested .................................................... 3,115 N/A 672 N/A 996 47,206
Redeemed .....................................................
(24,754) N/A (6,449) N/A (17,604) (742,816)
Net Increase (Decrease)
$ 14,865 N/A $ 8,598 N/A $ (8,772) $ 285,411
Shares:
Sold ......................................................... 2,510 N/A 1,023 N/A 539 69,558
Reinvested .................................................... 223 N/A 49 N/A 72 3,373
Redeemed .....................................................
(1,687) N/A (458) N/A (1,199) (50,483)
Net Increase (Decrease)
1,046 N/A 614 N/A (588) 22,448
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 40,126 $ 5 $ 3,603 $ 419 $ 17,074 $ 107,062
Reinvested .................................................... 3,842 – 522 – 1,018 44,004
Redeemed .....................................................
(54,445) (189) (5,000) (9,269) (5,623) (726,710)
Net Increase (Decrease)
$ (10,477) $ (184) $ (875) $ (8,850) $ 12,469 $ (575,644)
Shares:
Sold ......................................................... 3,265 – 303 35 1,437 8,874
Reinvested .................................................... 346 – 48 – 92 3,957
Redeemed .....................................................
(4,407) (16) (410) (807) (466) (57,364)
Net Increase (Decrease)
(796) (16) (59) (772) 1,063 (44,533)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments ............. $ (3,115) $ N/A $ (672) $ N/A $ (996) $ (47,206)
Total Dividends and Distributions
$ (3,115) $ N/A $ (672) $ N/A $ (996) $ (47,206)
Year Ended August 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
Total Dividends and Distributions
$ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Small Company Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 6,564 $ 8,019
Net realized gain (loss) on investments and foreign currencies ..................................................................... 95,862 50,825
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
(51,176) 1,187
Net Increase (Decrease) in Net Assets Resulting from Operations 51,250 60,031
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (14,560) (21,552)
Total Dividends and Distributions (14,560) (21,552)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(243,176) (274,144)
Total Increase (Decrease) in Net Assets (206,486) (235,665)
Net Assets
Beginning of period ..................................................................................................................
507,103 742,768
End of period ........................................................................................................................
$ 300,617 $ 507,103
Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold ................................................................................................... $ 2,235 $ 54,267
Reinvested .............................................................................................. 609 13,951
Redeemed ...............................................................................................
(8,341) (305,897)
Net Increase (Decrease)
$ (5,497) $ (237,679)
Shares:
Sold ................................................................................................... 173 4,245
Reinvested .............................................................................................. 48 1,103
Redeemed ...............................................................................................
(653) (23,467)
Net Increase (Decrease)
(432) (18,119)
Year Ended August 31, 2025
Dollars:
Sold ................................................................................................... $ 6,183 $ 93,807
Reinvested .............................................................................................. 857 20,695
Redeemed ...............................................................................................
(14,987) (380,699)
Net Increase (Decrease)
$ (7,947) $ (266,197)
Shares:
Sold ................................................................................................... 571 8,477
Reinvested .............................................................................................. 88 2,109
Redeemed ...............................................................................................
(1,424) (36,775)
Net Increase (Decrease)
(765) (26,189)
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments ....................................................... $ (609) $ (13,951)
Total Dividends and Distributions
$ (609) $ (13,951)
Year Ended August 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (857) $ (20,695)
Total Dividends and Distributions
$ (857) $ (20,695)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 8,386 $ 7,358
Net realized gain (loss) on investments .............................................................................................. (2,313) (3,297)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
5,723 (7,671)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,796 (3,610)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (8,524) (7,803)
Total Dividends and Distributions (8,524) (7,803)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
21,496 16,356
Total Increase (Decrease) in Net Assets 24,768 4,943
Net Assets
Beginning of period ..................................................................................................................
158,673 153,730
End of period ........................................................................................................................
$ 183,441 $ 158,673
Class A Institutional
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold ................................................................................................... $ 13,021 $ 51,615
Reinvested .............................................................................................. 1,637 6,857
Redeemed ...............................................................................................
(8,282) (43,352)
Net Increase (Decrease)
$ 6,376 $ 15,120
Shares:
Sold ................................................................................................... 1,375 5,442
Reinvested .............................................................................................. 172 721
Redeemed ...............................................................................................
(876) (4,560)
Net Increase (Decrease)
671 1,603
Year Ended August 31, 2025
Dollars:
Sold ................................................................................................... $ 7,452 $ 62,258
Reinvested .............................................................................................. 1,502 6,248
Redeemed ...............................................................................................
(10,803) (50,301)
Net Increase (Decrease)
$ (1,849) $ 18,205
Shares:
Sold ................................................................................................... 769 6,500
Reinvested .............................................................................................. 158 656
Redeemed ...............................................................................................
(1,139) (5,313)
Net Increase (Decrease)
(212) 1,843
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments ....................................................... $ (1,667) $ (6,857)
Total Dividends and Distributions
$ (1,667) $ (6,857)
Year Ended August 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (1,555) $ (6,248)
Total Dividends and Distributions
$ (1,555) $ (6,248)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 18,626 $ 22,566
Net realized gain (loss) on investments .............................................................................................. 394,186 15,129
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(148,637) 68,330
Net Increase (Decrease) in Net Assets Resulting from Operations 264,175 106,025
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (47,873) (76,239)
Total Dividends and Distributions (47,873) (76,239)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(737,694) 96,625
Total Increase (Decrease) in Net Assets (521,392) 126,411
Net Assets
Beginning of period ..................................................................................................................
1,618,543 1,492,132
End of period ........................................................................................................................
$ 1,097,151 $ 1,618,543
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold .............................................................................. $ 18,183 $ 1,952 $ 84,049 $ 150,184
Reinvested ......................................................................... 4,594 307 18,799 22,585
Redeemed ..........................................................................
(27,460) (6,100) (238,271) (766,516)
Net Increase (Decrease)
$ (4,683) $ (3,841) $ (135,423) $ (593,747)
Shares:
Sold .............................................................................. 853 95 3,972 7,407
Reinvested ......................................................................... 228 15 926 1,106
Redeemed ..........................................................................
(1,317) (296) (11,570) (34,290)
Net Increase (Decrease)
(236) (186) (6,672) (25,777)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................. $ 18,797 $ 2,319 $ 108,469 $ 314,297
Reinvested ......................................................................... 7,055 684 31,699 34,319
Redeemed ..........................................................................
(27,730) (10,479) (177,955) (204,850)
Net Increase (Decrease)
$ (1,878) $ (7,476) $ (37,787) $ 143,766
Shares:
Sold .............................................................................. 1,003 125 5,808 16,541
Reinvested ......................................................................... 367 36 1,641 1,767
Redeemed ..........................................................................
(1,488) (561) (9,520) (10,909)
Net Increase (Decrease)
(118) (400) (2,071) 7,399
Dividends and Distributions to Shareholders:
Year Ended August 31, 2026
From net investment income and net realized gain on investments .................................. $ (4,998) $ (314) $ (19,951) $ (22,610)
Total Dividends and Distributions
$ (4,998) $ (314) $ (19,951) $ (22,610)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................. $ (7,660) $ (705) $ (33,550) $ (34,324)
Total Dividends and Distributions
$ (7,660) $ (705) $ (33,550) $ (34,324)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 273,056 $ 283,453
Net realized gain (loss) on investments , futures and options and swaptions ........................................................ 60,089 7,899
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(135,766) 88,998
Net Increase (Decrease) in Net Assets Resulting from Operations 197,379 380,350
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (288,815) (319,009)
Total Dividends and Distributions (288,815) (319,009)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
124,119 (887,481)
Total Increase (Decrease) in Net Assets 32,683 (826,140)
Net Assets
Beginning of period ..................................................................................................................
5,408,316 6,234,456
End of period ........................................................................................................................
$ 5,440,999 $ 5,408,316
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended August 31, 2026
Dollars:
Sold .......................... $ 84,598 $ 11,814 $ 3,477 $ 752,993 N/A $ 606 N/A $ 328 $ 885,025
Reinvested ..................... 27,336 4,513 1,850 175,096 N/A 111 N/A 181 22,087
Redeemed ......................
(147,985) (37,132) (6,953) (1,114,302) N/A (832) N/A (1,686) (537,006)
Net Increase (Decrease)
$ (36,051) $ (20,805) $ (1,626) $ (186,213) N/A $ (115) N/A $ (1,177) $ 370,106
Shares:
Sold .......................... 8,967 1,248 382 80,617 N/A 66 N/A 35 96,202
Reinvested ..................... 2,906 480 205 18,808 N/A 12 N/A 20 2,374
Redeemed ......................
(15,687) (3,937) (767) (119,336) N/A (91) N/A (183) (57,643)
Net Increase (Decrease)
(3,814) (2,209) (180) (19,911) N/A (13) N/A (128) 40,933
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 89,250 $ 21,102 $ 5,168 $ 1,106,027 $ 2 $ 853 $ 15 $ 1,320 $ 206,062
Reinvested ..................... 28,426 5,066 1,818 193,026 4 101 10 171 27,454
Redeemed ......................
(196,305) (43,668) (8,213) (2,016,694) (500) (524) (1,012) (555) (305,885)
Net Increase (Decrease)
$ (78,629) $ (17,500) $ (1,227) $ (717,641) $ (494) $ 430 $ (987) $ 936 $ (72,369)
Shares:
Sold .......................... 9,557 2,258 574 119,750 – 93 2 144 22,309
Reinvested ..................... 3,048 543 203 20,899 – 11 1 19 2,975
Redeemed ......................
(21,052) (4,679) (915) (218,765) (54) (57) (111) (61) (33,075)
Net Increase (Decrease)
(8,447) (1,878) (138) (78,116) (54) 47 (108) 102 (7,791)
Dividends and Distributions to
Shareholders:
Year Ended August 31, 2026
From net investment income and net
realized gain on investments ......... $ (33,016) $ (5,013) $ (1,872) $ (203,964) $ N/A $ (119) $ N/A $ (181) $ (44,650)
Total Dividends and Distributions
$ (33,016) $ (5,013) $ (1,872) $ (203,964) $ N/A $ (119) $ N/A $ (181) $ (44,650)
Year Ended August 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (34,702) $ (5,706) $ (1,842) $ (225,926) $ (7) $ (109) $ (15) $ (171) $ (50,531)
Total Dividends and Distributions
$ (34,702) $ (5,706) $ (1,842) $ (225,926) $ (7) $ (109) $ (15) $ (171) $ (50,531)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond
Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Global Listed Infrastructure Fund, Global Macro Fund, Global Multi-
Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap Dividend
Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to eight classes of shares: Class A, Class C, Class J, Class S, Institutional, R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective November 22, 2024, R-1 and R-4 shares discontinued operations and converted to R-3 and R-5 shares, respectively.
Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.
Effective November 14, 2025, Global Macro Fund commenced operations with Principal Global Investors (the “Manager”) making an initial
$10,000 purchase of R-6 shares.
Effective March 27, 2026, R-3 shares of the Diversified Real Asset Fund were liquidated.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board. In addition, the Fund's Board declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of August 31,
2026:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Diversified Real Asset Fund
Euro 11 .0%
Canadian Dollar 6 .0
Global Listed Infrastructure Fund
Euro 9 .3%
Australian Dollar 7 .7
British Pound Sterling 6 .3
Canadian Dollar 5 .4
Brazilian Real 5 .2
Global Multi-Strategy Fund
Japanese Yen 7 .6%
International Equity Index Fund
Euro 33 .9%
Japanese Yen 23 .2
British Pound Sterling 13 .7
Swiss Franc 9 .0
Australian Dollar 6 .4
International Small Company Fund
Japanese Yen 32 .1%
Euro 21 .6
Canadian Dollar 14 .3
British Pound Sterling 12 .1
Australian Dollar 6 .3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended August 31, 2026, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaim income is included in dividend income on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Basis for Consolidation. Diversified Real Asset Fund, Global Macro Fund, and Global Multi-Strategy Fund (the “Consolidated Funds”) may
invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation, GM Cayman Corporation, and
GMS Cayman Corporation (the “Cayman Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman
Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Each of the Consolidated Funds' investment portfolio has been consolidated and includes the portfolio holdings of its Cayman subsidiary. The consolidated financial statements for each of the Consolidated Funds includes the accounts of its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2026, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Global Macro Fund has entered into an agreement (the “Guaranty”) with Goldman Sachs & Co. LLC in connection with trading futures contracts.
Under the terms of this agreement, Global Macro Fund may be responsible for satisfying GM Cayman Corporation’s obligations arising from its futures trading activities and may be required to indemnify Goldman Sachs & Co. LLC for certain losses or expenses incurred in connection with those obligations.
Recent Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards
Update (“ASU’) No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. As of September 1, 2025, the Funds have adopted the ASU and added required disclosures, as applicable.
In September 2026, the FASB issued ASU No. 2026-03 Fair Value Measurement (Topic 820); Investment Companies with Equity Securities
Subject to Contractual Sale Restrictions , to improve the decision usefulness of investment company financial reporting by amending guidance on fair value measurement of equity securities subject to contractual sale restriction. The ASU requires fair value measurement with consideration of contractual sale restriction and disclosure of the amount of any discount attributable to the contractual sale restriction. The ASU is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Management does not expect the future adoption of this standard to have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Effective Rate or (ii) the Daily Simple
Secured Overnight Financing Rate ("Daily Simple SOFR"). If the Federal Funds Effective Rate or the Daily Simple SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of August 31, 2026 is included in  interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of August
31, 2026 is included in interfund borrowing on the statements of assets and liabilities.
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 512,216 19.30%
GM Cayman Corporation 38,172 22.14
GMS Cayman Corporation 10,009 1.57
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

During the year ended August 31, 2026, Funds lending to the Facility were as follows (amount in thousands):
During the year ended August 31, 2026, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Effective Rate or the Daily Simple SOFR plus the applicable margin of 1.00%. If the Federal Funds
Effective Rate or the Daily Simple SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing on the line of credit as of August 31, 2026.
During the year ended August 31, 2026, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 44 4.57% $ 2
Bond Market Index Fund 1,325 4.22 56
Capital Securities Fund 104 4.59 5
Diversified Real Asset Fund 526 4.26 22
Global Listed Infrastructure Fund 27 4.26 1
Global Multi-Strategy Fund 638 4.26 27
International Equity Index Fund 32 4.57 1
International Small Company Fund 63 4.44 3
Small- MidCap Dividend Income Fund 408 4.40 18
Spectrum Preferred and Capital Securities Income Fund 697 4.31 30
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 7,880 4.30% $ 339
Capital Securities Fund 585 4.28 25
Diversified Real Asset Fund 193 4.26 8
International Equity Index Fund 104 4.29 4
International Small Company Fund 57 4.42 3
Opportunistic Municipal Fund 75 4.47 3
Small- MidCap Dividend Income Fund 138 4.51 6
Spectrum Preferred and Capital Securities Income Fund 201 4.61 9
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 181 4.70%
Global Macro Fund 7 4.70
Global Multi-Strategy Fund 1 4.83
International Small Company Fund 3 4.83
Opportunistic Municipal Fund 93 4.78
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
As of August 31, 2026, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Total Return Swaps $ 718 $ — $ 718
$ 718 $ — $ 718 $ — $ 718
Citigroup Inc
Total Return Swaps 2,148 — 2,148
$ 2,148 $ — $ 2,148 $ — $ 2,148
Goldman Sachs & Co
Total Return Swaps 3,401 (3) 3,398
$ 3,401 $ (3) $ 3,398 $ (880) $ 2,518
Total OTC $ 6,267 $ (3) $ 6,264 $ 5,384
Global Macro Fund
ANZ Stockbroking
Foreign Currency Contracts 3,812 (954) 2,858
$ 3,812 $ (954) $ 2,858 $ (2,100) $ 758
RBC Domin i on Securities Corp
Foreign Currency Contracts 1,072 (1,502) (430)
$ 1,072 $ (1,502) $ (430) $ 377 $ (53)
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 905 (1,006) (101)
$ 905 $ (1,006) $ (101) $ 101 $ —
State Street Financial Global Markets
Foreign Currency Contracts 3,514 (3,164) 350
$ 3,514 $ (3,164) $ 350 $ — $ 350
Total OTC $ 9,303 $ (6,626) $ 2,677 $ 1,055
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 743 (765) (22)
$ 743 $ (765) $ (22) $ 17 $ (5)
Barclays Bank PLC
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
BNP Paribas
Foreign Currency Contracts 132 (18) 114
$ 132 $ (18) $ 114 $ — $ 114
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended August 31, 2026, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of August 31, 2026, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
Citigroup Inc
Total Return Swaps $ 97 $ (7) $ 90
$ 97 $ (7) $ 90 $ — $ 90
Credit Agricole
Foreign Currency Contracts 320 (328) (8)
$ 320 $ (328) $ (8) $ — $ (8)
Deutsche Bank AG
Foreign Currency Contracts 119 (21) 98
$ 119 $ (21) $ 98 $ — $ 98
Goldman Sachs & Co
Credit Default Swaps — (216) (216)
Foreign Currency Contracts 26 (40) (14)
Total Return Swaps — (283) (283)
$ 26 $ (539) $ (513) $ 513 $ —
HSBC Securities Inc
Foreign Currency Contracts 22 (51) (29)
$ 22 $ (51) $ (29) $ — $ (29)
JPMorgan Chase
Foreign Currency Contracts 561 (237) 324
Total Return Swaps 55 (212) (157)
$ 616 $ (449) $ 167 $ — $ 167
Morgan Stanley & Co
Total Return Swaps 622 — 622
$ 622 $ — $ 622 $ — $ 622
RBC Domin i on Securities Corp
Foreign Currency Contracts 274 (142) 132
$ 274 $ (142) $ 132 $ — $ 132
Total OTC $ 2,971 $ (2,320) $ 651 $ 1,181
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ 1 $ — $ — $ 1
Global Macro Fund 18,135 1,410 — 19,545
Global Multi-Strategy Fund 13,668 13,411 1,923 29,002
International Equity Index Fund 87 — — 87
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of August 31, 2026, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end , the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended August 31, 2026, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 880
Global Macro Fund 2,100
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 11,930 2.91%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of certain of the Funds. The notional values of the futures contracts will vary in accordance with the changing duration.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting , as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. During the year, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end , the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of August 31, 2026, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end,
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of August 31, 2026, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Certain Total
Return Swaps are valued using the closing price of their underlying custom basket of equity securities multiplied by the quantity of each position.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Global Multi-Strategy Fund $ 211 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2026 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at www.PrincipalAM.com. As of August 31, 2026, series of the Fund, Principal Variable Contracts Funds, Inc., and collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager) owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 4.52%
Bond Market Index Fund 91.03
Diversified Real Asset Fund 16.41
Global Listed Infrastructure Fund 87.68
Global Macro Fund 99.99
International Equity Index Fund 81.66
International Small Company Fund 91.17
Small-MidCap Dividend Income Fund 12.70
Spectrum Preferred and Capital Securities Income Fund 14.26
Asset Derivatives August 31, 2026 Liability Derivatives August 31, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 32,586
*
Payables, Total distributable earnings (accumulated loss) $ 7,378
*
Global Macro Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,668
*
Payables, Total distributable earnings (accumulated loss) $ 1,581
*
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,669
*
Payables, Total distributable earnings (accumulated loss) $ 1,522
*
Foreign Exchange Contracts Receivables $ 9,303 Payables $ 6,626
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Asset Derivatives August 31, 2026 Liability Derivatives August 31, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Global Macro Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,669
*
Payables, Total distributable earnings (accumulated loss) $ 1,477
*
Total $ 14,309 $ 11,206
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,366
*
Payables, Total distributable earnings (accumulated loss) $ 604
*
Credit Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 355
*
Equity Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 1,651
*
Payables, Total distributable earnings (accumulated loss) $ 1,624
*
Foreign Exchange Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,260
*
Payables, Total distributable earnings (accumulated loss) $ 1,604
*
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,515
*
Payables, Total distributable earnings (accumulated loss) $ 342
*
Total $ 7,792 $ 4,529
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 73
*
$ —
*Includes cumulative unrealized appreciation /( depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation /( depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions .
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments* $ (27) $ —
Futures contracts $ 63,499 $ 17,371
Swap agreements $ 16,306 $ 4,969
Credit Contracts
Swap agreements $ 126 $ (84)
Foreign Exchange Contracts
Investment transactions/Investments* $ (42) $ 8
Foreign currency contracts $ (62) $ 80
Options and swaptions $ 26 $ (2)
Interest Rate Contracts
Investment transactions/Investments* $ (78) $ 25
Futures contracts $ (257) $ 34
Options and swaptions $ 14 $ —
Swap agreements $ 63 $ (326)
Total $ 79,568 $ 22,075
Global Macro Fund
Commodity Contracts
Futures contracts $ 3,982 $ 87
Equity Contracts
Futures contracts $ 6,920 $ 147
Foreign Exchange Contracts
Foreign currency contracts $ 3,447 $ 2,677
Interest Rate Contracts
Futures contracts $ (339) $ 192
Total $ 14,010 $ 3,103
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts $ 9,694 $ 738
Credit Contracts
Swap agreements $ (859) $ 87
Equity Contracts
Investment transactions/Investments* $ (1,143) $ 220
Futures contracts $ 6,403 $ 760
Options and swaptions $ 1,395 $ 92
Swap agreements $ 501 $ (6,16 6)
Foreign Exchange Contracts
Foreign currency contracts $ 4,060 $ 264
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type (for the quarter ends that such instruments were held) for the year  ended August 31, 2026 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund (continued)
Futures contracts $ (199) $ 50
Interest Rate Contracts
Investment transactions/Investments* $ (141) $ —
Futures contracts $ (1,751) $ 866
Options and swaptions $ 263 $ 7
Swap agreements $ 92 $ 60
Total $ 18,315 $ (3,022)
International Equity Index Fund
Equity Contracts
Futures contracts $ 391 $ 15
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures contracts $ (171) $ —
Options and swaptions $ (286) $ —
Total $ (457) $ —
*Investment transactions includes purchased options and/or purchased swaptions .
                    Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long $ 304,283
Futures - Short 24,076
Total Return Swaps - Receive Positive Return 138
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 1,055
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 2,075
Foreign Currency Contracts - Contracts to Deliver 2,964
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 44,743
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 103,270
Futures - Long 11,344
Futures - Short 7,099
Written Interest Rate Swaptions 12,413
Global Macro Fund
Commodity Contracts
Futures - Long 26,860
Futures - Short 20,921
Equity Contracts
Futures - Long 78,482
Futures - Short 64,486
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 301,880
Foreign Currency Contracts - Contracts to Deliver 307,319
Interest Rate Contracts
Futures - Long 90,840
Futures - Short 117,837
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long 32,457
Futures - Short 8,625
Credit Contracts
Credit Default Swaps - Buy Protection 12,125
Exchange Cleared Credit Default Swaps - Buy Protection 10,223
Equity Contracts
Futures - Long 51,675
Futures - Short 4,415
Purchased Options 287
Total Return Swaps - Receive Positive Return 140,284
Written Options 354
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market
                    Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 204,980
Foreign Currency Contracts - Contracts to Deliver 224,655
Futures - Long 2,069
Futures - Short 1,290
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 14,367
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 10,655
Futures - Long 121,611
Futures - Short 241,978
Purchased Options 94
Total Return Swaps - Receive Positive Return 2,652
Written Options 197
International Equity Index Fund
Equity Contracts
Futures - Long 3,597
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long 51,023
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 6,938,528 $ — $ — $ 6,938,528
Investment Companies* 5,046 — — 5,046
Total investments in securities $ 6,943,574 $ — $ — $ 6,943,574
Bond Market Index Fund
Bonds* — 849,203 — 849,203
Investment Companies* 75,991 — — 75,991
Municipal Bonds* — 2,630 — 2,630
U.S. Government & Government Agency Obligations* — 2,241,517 — 2,241,517
Total investments in securities $ 75,991 $ 3,093,350 $ — $ 3,169,341
Capital Securities Fund
Bonds* — 774,254 — 774,254
Investment Companies* 10,697 — — 10,697
Preferred Stocks* 12,697 — — 12,697
Total investments in securities $ 23,394 $ 774,254 $ — $ 797,648
Diversified Real Asset Fund
Common Stocks
Basic Materials 192,102 71,781 — 263,883
Communications — 9,842 — 9,842
Consumer, Cyclical 5,891 — — 5,891
Consumer, Non-cyclical 43,379 31,532 — 74,911
Energy 306,566 81,072 — 387,638
Financial 440,329 130,230 — 570,559
Industrial 106,684 124,917 — 231,601
Technology — — 88 88
Utilities 221,390 162,769 — 384,159
Investment Companies* 284,819 — — 284,819
Senior Floating Rate Interests* — 149 — 149
U.S. Government & Government Agency Obligations* — 515,000 — 515,000
Total investments in securities $ 1,601,160 $ 1,127,292 $ 88 $ 2,728,540
Derivative Assets
Commodity Contracts
Futures** 26,319 — — 26,319
Total Return Swaps — 6,267 — 6,267
Derivative Liabilities
Commodity Contracts
Futures** (7,375) — — (7,375)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Commodity Contracts (continued)
Total Return Swaps $ — $ (3) $ — $ (3)
Global Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical 2,347 5,139 — 7,486
Energy 15,122 1,801 — 16,923
Financial 9,051 — — 9,051
Industrial 14,537 13,361 — 27,898
Utilities 30,962 13,793 — 44,755
Investment Companies* 1,932 — — 1,932
Total investments in securities $ 73,951 $ 34,094 $ — $ 108,045
Global Macro Fund
Investment Companies* 149,651 — — 149,651
Total investments in securities $ 149,651 $ — $ — $ 149,651
Derivative Assets
Commodity Contracts
Futures** 1,666 — — 1,666
Equity Contracts
Futures** 1,653 — — 1,653
Foreign Exchange Contracts
Foreign Currency Contracts — 9,303 — 9,303
Interest Rate Contracts
Futures** 1,669 — — 1,669
Derivative Liabilities
Commodity Contracts
Futures** (1,579) — — (1,579)
Equity Contracts
Futures** (1,506) — — (1,506)
Foreign Exchange Contracts
Foreign Currency Contracts — (6,626) — (6,626)
Interest Rate Contracts
Futures** (1,477) — — (1,477)
Global Multi-Strategy Fund
Bonds* — 171,560 — 171,560
Common Stocks
Basic Materials 8,119 3,459 — 11,578
Communications 20,824 6,741 — 27,565
Consumer, Cyclical 16,870 8,262 — 25,132
Consumer, Non-cyclical 23,974 11,906 93 35,973
Diversified 11,193 5,807 — 17,000
Energy 10,485 3,759 — 14,244
Financial 19,539 14,305 — 33,844
Industrial 18,946 6,650 — 25,596
Technology 31,872 2,887 — 34,759
Utilities 2,079 3,218 — 5,297
Convertible Bonds* — 518 — 518
Convertible Preferred Stocks
Basic Materials 8 — — 8
Communications 110 — — 110
Energy — — 18 18
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Convertible Preferred Stocks (continued)
Technology $ 47 $ — $ — $ 47
Utilities 9 — — 9
Investment Companies* 146,261 — — 146,261
Preferred Stocks* 405 — — 405
Senior Floating Rate Interests* — 8,981 — 8,981
U.S. Government & Government Agency Obligations* — 52,038 — 52,038
Purchased Options 131 154 — 285
Total investments in securities $ 310,872 $ 300,245 $ 111 $ 611,228
Short Sales
Common Stocks* (1,504) — — (1,504)
Investment Companies* (145) — — (145)
Total Short Sales $ (1,649) $ — $ — $ (1,649)
Derivative Assets
Commodity Contracts
Futures** 2,357 — — 2,357
Equity Contracts
Futures** 714 — — 714
Total Return Swaps — 622 — 622
Foreign Exchange Contracts
Foreign Currency Contracts — 2,197 — 2,197
Futures** 63 — — 63
Interest Rate Contracts
Futures** 1,363 — — 1,363
Total Return Swaps — 152 — 152
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (216) — (216)
Exchange Cleared Credit Default Swaps** — (139) — (139)
Commodity Contracts
Futures** (595) — — (595)
Equity Contracts
Futures** (216) — — (216)
Total Return Swaps — (495) — (495)
Written Options — (883) — (883)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,602) — (1,602)
Futures** (2) — — (2)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (43) — (43)
Futures** (292) — — (292)
Total Return Swaps — (7) — (7)
International Equity Index Fund
Common Stocks
Basic Materials — 66,054 — 66,054
Communications 7,245 41,273 — 48,518
Consumer, Cyclical 2,669 120,156 — 122,825
Consumer, Non-cyclical 3,323 209,829 — 213,152
Diversified — 499 — 499
Energy — 44,804 — 44,804
Financial 1,472 319,333 — 320,805
Industrial — 191,939 — 191,939
Technology 2,740 97,281 — 100,021
Utilities — 41,381 — 41,381
Investment Companies* 33,084 — — 33,084
Preferred Stocks
Consumer, Cyclical — 1,538 — 1,538
Consumer, Non-cyclical — 701 — 701
Industrial — 379 — 379
Total investments in securities $ 50,533 $ 1,135,167 $ — $ 1,185,700
Derivative Assets
Equity Contracts
Futures** 73 — — 73
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and/or futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year , there were no Funds which had a significant Level 3 balance. During the year , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. There is no management fee charged by Capital Securities Fund. The annual rates used in this calculation for each of the Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Small Company Fund
Common Stocks
Basic Materials $ 14,147 $ 22,195 $ — $ 36,342
Communications — 7,781 — 7,781
Consumer, Cyclical 4,937 30,212 — 35,149
Consumer, Non-cyclical 10,243 30,600 — 40,843
Energy 10,460 5,490 — 15,950
Financial — 64,150 — 64,150
Industrial 1,756 60,569 — 62,325
Technology 7,813 17,837 — 25,650
Utilities 3,019 5,989 — 9,008
Investment Companies* 5,532 — — 5,532
Total investments in securities $ 57,907 $ 244,823 $ — $ 302,730
Opportunistic Municipal Fund
Common Stocks
Industrial — — 11 11
Investment Companies* 1,503 — — 1,503
Municipal Bonds* — 192,245 — 192,245
Total investments in securities $ 1,503 $ 192,245 $ 11 $ 193,759
Small- MidCap Dividend Income Fund
Common Stocks* 1,092,466 — — 1,092,466
Investment Companies* 3,968 — — 3,968
Total investments in securities $ 1,096,434 $ — $ — $ 1,096,434
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 4,469,180 — 4,469,180
Convertible Preferred Stocks* 2,659 — — 2,659
Investment Companies* 454,189 — — 454,189
Preferred Stocks* 602,825 — — 602,825
Total investments in securities $ 1,059,673 $ 4,469,180 $ — $ 5,528,853
All Net Assets
Global Macro Fund .75%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Global Listed Infrastructure Fund .75% .73% .71% .70%
Global Multi-Strategy Fund 1.21 1.19 1.17 1.16
International Small Company Fund 1.00 .98 .96 .95
Opportunistic Municipal Fund .44 .42 .40 .39
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

In addition to the management fee, R-3 and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25% and .25% and the annual rates for the administrative service fee are .07% and .01% for R-3 and R-5, respectively. Class A, Class C, Institutional, and R-6 shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
The Manager has contractually agreed to limit Capital Securities Fund’s expenses attributable to Class S shares by paying expenses normally payable by Capital Securities Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently. Capital Securities Fund is an integral part of “wrap-fee” programs, including those sponsored by registered
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .80% .78% .76% .75% .74% .73%
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
Bond Market Index Fund (Effective December 31, 2025) .10% .09% .08%
Bond Market Index Fund (Prior to December 31, 2025) .12 .10 .08
International Equity Index Fund .22 .18 .15
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
Period from September 1, 2025 through August 31, 2026
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2026
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2026
Global Listed Infrastructure Fund
N/A N/A .65 December 30, 2026
Global Multi-Strategy Fund
N/A N/A 1.39 December 30, 2026
International Equity Index Fund
N/A N/A .28 December 30, 2026
International Small Company Fund
N/A N/A 1.08 December 30, 2026
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2026
Small-MidCap Dividend Income Fund
1.12 1.87% .85 December 30, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

investment advisors and broker-dealers unaffiliated with Capital Securities Fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* Period from November 14, 2025 (date operations commenced) to August 31, 2026.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Effective August 13, 2026, the Manager has agreed contractually to reduce Spectrum Preferred and Capital Securities Income Fund’s management fees in an amount equal to the fund’s acquired fund fees and expenses represented by the fund’s investment in affiliated exchange-traded funds through December 30, 2027. Prior to August 13, 2026, there was no expense waiver.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, and R-3 shares of the Funds bear distribution fees. Distribution fees represent the Funds’ selling expenses. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, and .25% for
Class A, Class C, Class J, and R-3 classes of shares, respectively.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager primarily based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and
Capital Securities Income Fund, and 5.50% for Blue Chip Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2026, were as follows (amounts in thousands):
Period from September 1, 2025 through August 31, 2026
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2026
Global Macro Fund .04* December 30, 2026
Global Multi-Strategy Fund .04 December 30, 2026
International Equity Index Fund .04 December 30, 2026
International Small Company Fund .04 December 30, 2026
Small- MidCap Dividend Income Fund .02 December 30, 2025
Period from September 1, 2025 through August 31, 2026
Expiration
Blue Chip Fund .03% December 30, 2026
Global Listed Infrastructure Fund .11 December 30, 2026
Class A Class C Class J
Blue Chip Fund $ 464 $ 34 $ 13
Bond Market Index Fund N/A N/A 7
Diversified Real Asset Fund 6 N/A N/A
Global Multi-Strategy Fund 5 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At August 31, 2026, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $117,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of Spectrum Asset Management (an affiliate of the Manager). The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2026 .
6. Investment Transactions
For the year ended August 31, 2026, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the year ended August 31, 2026, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
During the year ended August 31, 2026, Blue Chip Fund had in-kind redemptions totaling $802,268,000 to other series of the Fund and series of
Principal Variable Contracts Funds, Inc. of $770,664,000 and $31,604,000, respectively. The in-kind redemptions resulted in realized gains of
$536,219,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations of Blue Chip
Fund.
Class A Class C Class J
Opportunistic Municipal Fund $ 6 $ N/A $ N/A
Small- MidCap Dividend Income Fund 24 1 N/A
Spectrum Preferred and Capital Securities Income Fund 56 9 1
Institutional R-6
Blue Chip Fund 664 39,952
Bond Market Index Fund 1,247 N/A
Diversified Real Asset Fund 120 7,425
Global Listed Infrastructure Fund 218 N/A
Global Macro Fund N/A 1
Global Multi-Strategy Fund 40 449
International Small Company Fund 123 165
Opportunistic Municipal Fund 31 N/A
Small- MidCap Dividend Income Fund 137 414
Spectrum Preferred and Capital Securities Income Fund – 5,326
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 2,703,216 $ 7,219,677 $ — $ —
Bond Market Index Fund 585,560 405,997 — —
Capital Securities Fund 251,518 517,393 — —
Diversified Real Asset Fund 2,139,494 2,272,793 31,699 31,696
Global Listed Infrastructure Fund 56,175 82,649 — —
Global Macro Fund — — — —
Global Multi-Strategy Fund 716,439 624,530 28,488 21,918
International Equity Index Fund 1,217,001 943,525 — —
International Small Company Fund 237,364 485,446 — —
Opportunistic Municipal Fund 100,410 81,167 — —
Small- MidCap Dividend Income Fund 371,353 1,122,282 — —
Spectrum Preferred and Capital Securities Income Fund 2,431,986 2,499,648 — —
Purchases Sales
Bond Market Index Fund $ 810,126 $ 583,675
Diversified Real Asset Fund 24,849 250,201
Global Multi-Strategy Fund 4,699 2,687
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

During the year ended August 31, 2026, Small-MidCap Dividend Income Fund had in-kind redemptions totaling $426,513,000 to other series of the Fund and series of Principal Variable Contracts Funds, Inc. of $409,617,000 and $16,896,000, respectively. The in-kind redemptions resulted in realized gains of $203,585,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations of Small-MidCap Dividend Income Fund.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2026 and August 31,
2025 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b )(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2026, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands)
*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2026, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2026 2025 2026 2025 2026 2025
Blue Chip Fund $ — $ 9,386 $ — $ — $ 1,660,214 $ 493,791
Bond Market Index Fund 105,481 81,344 — — — —
Capital Securities Fund 59,426 68,240 — — — —
Diversified Real Asset Fund 99,167 58,284 — — — —
Global Listed Infrastructure Fund 2,451 572 — — 679 495
Global Macro Fund 378 — — — — —
Global Multi-Strategy Fund 19,759 6,513 — — 7,088 130
International Equity Index Fund 39,597 37,530 — — 12,392 11,856
International Small Company Fund 14,560 21,552 — — — —
Opportunistic Municipal Fund 12 79 8,512 7,724 — —
Small- MidCap Dividend Income Fund 24,914 27,526 — — 22,959 48,713
Spectrum Preferred and Capital Securities Income Fund 288,815 319,009 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ — $ — $ 962,711 $ (14,609) $ 3,059,794 $ — $ 4,007,896
Bond Market Index Fund 79,269 — — (99,969) (150,460) — (171,160)
Capital Securities Fund 578 — — (87,187) (7,321) 6,303 (87,627)
Diversified Real Asset Fund 245,070 — 81,861 — 165,479 (10) 492,400
Global Listed Infrastructure Fund 5,859 — 488 — 7,624 — 13,971
Global Macro Fund 20,470 — 152 — 59 — 20,681
Global Multi-Strategy Fund 43,873 — 12,450 — 11,135 (728) 66,730
International Equity Index Fund 24,467 — 88,084 — 153,328 — 265,879
International Small Company Fund 2,610 — 47,521 — 51,756 — 101,887
Opportunistic Municipal Fund — 88 — (23,523) (3,246) (651) (27,332)
Small- MidCap Dividend Income Fund 20,043 — 57,887 — 376,622 — 454,552
Spectrum Preferred and Capital Securities Income Fund 5,267 — — (433,443) (110,727) 35,119 (503,784)
Short-Term Long-Term Total
Bond Market Index Fund $ 26,562 $ 73,407 $ 99,969*
Capital Securities Fund 13,023 74,164 87,187
Opportunistic Municipal Fund 10,155 13,368 23,523
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2026 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2026 , the Funds intend to defer late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2026, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of August 31, 2026, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Short-Term Long-Term Total
Spectrum Preferred and Capital Securities Income Fund $ 27,974 $ 405,469 $ 433,443
Short-Term
Utilized
Long-Term
Utilized
Bond Market Index Fund $ 1,471 $ —
Capital Securities Fund 377 3,044
Diversified Real Asset Fund — 51,361
International Small Company Fund 24,119 —
Spectrum Preferred and Capital Securities Income Fund 2,752 21,928
Late Year
Ordinary Loss
Post October
Capital Loss
Blue Chip Fund $ 14,609 $ —
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (1,066,684) $ 1,066,684
Diversified Real Asset Fund 56,133 (56,133)
Global Listed Infrastructure Fund (664) 664
Global Macro Fund 447 (447)
Global Multi-Strategy Fund 2,664 (2,664)
International Equity Index Fund (121,690) 121,690
International Small Company Fund (14,720) 14,720
Small- MidCap Dividend Income Fund (294,707) 294,707
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 3,186,402 $ (126,608) $ 3,059,794 $ 3,883,780
Bond Market Index Fund 3,088 (153,548) (150,460) 3,319,801
Capital Securities Fund 12,536 (19,857) (7,321) 804,969
Diversified Real Asset Fund 279,123 (113,688) 165,435 2,588,313
Global Listed Infrastructure Fund 11,548 (3,853) 7,695 100,350
Global Macro Fund 10,974 (11,292) (318) 153,072
Global Multi-Strategy Fund 32,078 (20,947) 11,131 601,426
International Equity Index Fund 206,553 (53,409) 153,144 1,032,629
International Small Company Fund 67,766 (16,033) 51,733 250,997
Opportunistic Municipal Fund 4,367 (7,613) (3,246) 197,005
Small- MidCap Dividend Income Fund 414,228 (37,606) 376,622 719,812
Spectrum Preferred and Capital Securities Income Fund 57,146 (167,873) (110,727) 5,639,580
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2026

8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. Through the date these financial statements were available to be issued, Global Listed
Infrastructure Fund experienced significant redemption transactions of approximately 79% of total net assets on the statements of assets and liabilities. No additional items were identified that required adjustment to the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 0 .07 % Shares Held Value (000's)
Money Market Funds - 0 .07%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
461,805 $ 462
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(b),(c)
4,583,596 4,584
$ 5,046
TOTAL INVESTMENT COMPANIES $ 5,046
COMMON STOCKS - 100 .48 % Shares Held Value (000's)
Aerospace & Defense - 8 .24%
General Electric Co 264,090 $ 88,658
HEICO Corp - Class A 567,695 138,614
TransDigm Group Inc 291,418 341,466
$ 568,738
Building Materials - 0 .33%
Vulcan Materials Co 84,202 22,699
Chemicals - 0 .34%
Linde PLC 47,378 23,195
Commercial Services - 2 .46%
Moody's Corp 196,763 99,294
S&P Global Inc 162,318 70,745
$ 170,039
Diversified Financial Services - 10 .54%
Brookfield Asset Management Ltd
(d)
39,633 2,041
Brookfield Wealth Solutions Ltd
(d),(e)
71,454 2,947
Charles Schwab Corp/The 530,882 58,301
Mastercard Inc 572,338 337,285
Visa Inc 861,787 326,936
$ 727,510
Electronics - 2 .03%
Amphenol Corp 884,040 140,165
Entertainment - 0 .53%
Live Nation Entertainment Inc
(e)
202,037 36,345
Healthcare - Products - 0 .61%
Intuitive Surgical Inc
(e)
112,403 42,360
Insurance - 0 .02%
Arthur J Gallagher & Co 5,397 1,415
Internet - 30 .57%
Airbnb Inc
(e)
237,200 43,460
Alphabet Inc - A Shares 941,033 319,339
Alphabet Inc - C Shares 968,991 325,009
Amazon.com Inc
(e)
2,161,587 561,515
AppLovin Corp
(e)
64,501 20,128
DoorDash Inc - Class A
(e)
758,557 175,788
Meta Platforms Inc 530,663 303,720
Netflix Inc
(e)
1,624,489 131,665
Spotify Technology SA
(e)
185,376 100,774
Uber Technologies Inc
(e)
1,715,460 129,775
$ 2,111,173
Lodging - 0 .64%
Hilton Worldwide Holdings Inc 139,058 43,981
Private Equity - 10 .52%
Brookfield Corp 12,635,017 520,815
KKR & Co Inc 1,874,394 205,659
$ 726,474
Retail - 0 .68%
Costco Wholesale Corp 27,566 26,019
O'Reilly Automotive Inc
(e)
238,593 21,187
$ 47,206
Semiconductors - 16 .64%
Broadcom Inc 847,595 313,898
NVIDIA Corp 3,783,902 835,410
$ 1,149,308
Software - 16 .33%
Cadence Design Systems Inc
(e)
572,547 193,968
Constellation Software Inc/Canada 35,629 79,310
Microsoft Corp 1,488,320 755,010
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Veeva Systems Inc
(e)
348,742 $ 99,632
$ 1,127,920
TOTAL COMMON STOCKS $ 6,938,528
Total Investments $ 6,943,574
Other Assets and Liabilities -  (0.55)% (37,740)
TOTAL NET ASSETS - 100.00% $ 6,905,834
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,042 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,907 or 0.07% of net assets.
(e) Non-income producing security

Schedule of Investments
Blue Chip Fund
August 31, 2026
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 5 $ 659,337 $ 654,758 $ 4,584
$ 5 $ 659,337 $ 654,758 $ 4,584
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 129 $ — $ — $ —
$ 129 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 2 .40 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .88%
iShares iBoxx USD Investment Grade Corporate
Bond ETF
195,000 $ 20,711
Vanguard Short-Term Corporate Bond ETF 90,000 7,068
$ 27,779
Money Market Funds - 1 .52%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,080,368 1,080
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(b),(c)
47,132,175 47,132
$ 48,212
TOTAL INVESTMENT COMPANIES $ 75,991
BONDS - 26 .81%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Omnicom Group Inc
2.40%, 03/01/2031 $ 60 $ 54
2.45%, 04/30/2030 155 141
2.60%, 08/01/2031 35 31
$ 226
Aerospace & Defense - 0 .47%
Boeing Co/The
2.95%, 02/01/2030 140 131
3.25%, 02/01/2028 685 671
3.25%, 02/01/2035 100 85
3.50%, 03/01/2039 200 159
3.63%, 02/01/2031 275 259
3.95%, 08/01/2059 290 194
5.15%, 05/01/2030 475 476
5.71%, 05/01/2040 245 241
5.81%, 05/01/2050 670 632
5.88%, 02/15/2040 100 99
5.93%, 05/01/2060 515 481
6.30%, 05/01/2029 255 263
6.53%, 05/01/2034 310 331
6.86%, 05/01/2054 300 321
General Dynamics Corp
2.25%, 06/01/2031 280 249
3.75%, 05/15/2028 125 123
4.25%, 04/01/2040 155 135
4.95%, 08/15/2035 115 112
General Electric Co
4.90%, 01/29/2036 305 297
Honeywell Aerospace Inc
4.00%, 03/16/2029 295 290
4.30%, 03/16/2031 295 287
4.95%, 03/16/2036 420 403
5.62%, 03/16/2046 135 129
5.73%, 03/16/2056 420 399
L3Harris Technologies Inc
4.40%, 06/15/2028 200 199
5.05%, 06/01/2029 125 126
5.40%, 07/31/2033 360 361
5.50%, 08/15/2054 290 268
5.60%, 07/31/2053 155 145
Lockheed Martin Corp
3.90%, 06/15/2032
(d)
75 71
4.07%, 12/15/2042 105 86
4.09%, 09/15/2052 162 122
4.15%, 08/15/2028 155 154
4.15%, 06/15/2053 310 235
4.50%, 02/15/2029 135 135
4.70%, 12/15/2031 340 338
4.70%, 05/15/2046 75 64
4.75%, 02/15/2034 160 156
5.00%, 08/15/2035 155 152
5.10%, 11/15/2027 155 156
5.20%, 02/15/2055
(d)
190 170
5.20%, 02/15/2064 235 206
5.25%, 01/15/2033 155 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Lockheed Martin Corp (continued)
5.70%, 11/15/2054 $ 155 $ 149
Northrop Grumman Corp
3.25%, 01/15/2028 160 157
4.65%, 07/15/2030 155 154
4.70%, 03/15/2033 160 156
4.90%, 06/01/2034 370 361
4.95%, 03/15/2053 120 103
5.25%, 05/01/2050 600 540
RTX Corp
1.90%, 09/01/2031 155 134
2.25%, 07/01/2030 400 363
2.38%, 03/15/2032 60 52
2.82%, 09/01/2051 150 89
3.03%, 03/15/2052 60 37
4.05%, 05/04/2047 610 470
4.13%, 11/16/2028 395 390
4.70%, 12/15/2041 350 313
5.15%, 02/27/2033 410 410
5.38%, 02/27/2053 305 279
5.75%, 01/15/2029 145 148
6.10%, 03/15/2034 300 315
6.40%, 03/15/2054 245 257
$ 14,946
Agriculture - 0 .34%
Altria Group Inc
2.45%, 02/04/2032 60 52
3.40%, 05/06/2030 530 501
3.70%, 02/04/2051 60 40
3.88%, 09/16/2046 410 292
4.00%, 02/04/2061 60 40
4.88%, 02/04/2028 545 547
5.25%, 08/06/2035 155 152
5.38%, 01/31/2044 375 337
5.80%, 02/14/2039 350 345
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 35
2.90%, 03/01/2032 130 117
4.50%, 08/15/2033 290 281
BAT Capital Corp
2.26%, 03/25/2028 150 144
2.73%, 03/25/2031 150 135
3.46%, 09/06/2029 210 202
3.98%, 09/25/2050 390 276
4.39%, 08/15/2037 540 480
4.54%, 08/15/2047 400 317
4.63%, 03/22/2033 70 67
5.30%, 08/05/2033 115 114
5.63%, 08/15/2035 225 226
5.83%, 02/20/2031 100 103
6.42%, 08/02/2033 155 164
7.08%, 08/02/2043 155 167
7.08%, 08/02/2053 80 87
BAT International Finance PLC
5.93%, 02/02/2029 310 318
Bunge Ltd Finance Corp
2.75%, 05/14/2031 330 298
5.00%, 08/19/2031 155 154
5.15%, 08/04/2035 155 150
5.15%, 03/19/2036 150 145
Philip Morris International Inc
1.75%, 11/01/2030 85 75
3.88%, 10/27/2028 170 167
4.13%, 04/28/2028 155 154
4.13%, 03/04/2043 300 243
4.25%, 10/29/2032 170 162
4.38%, 04/30/2030 175 171
4.63%, 11/01/2029 140 139

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Philip Morris International Inc (continued)
4.88%, 02/15/2028 $ 160 $ 161
4.88%, 02/13/2029 130 130
4.88%, 04/30/2035 150 144
4.90%, 11/01/2034 140 136
5.13%, 11/17/2027 580 584
5.25%, 02/13/2034 300 299
5.38%, 02/15/2033 160 161
5.50%, 09/07/2030 315 321
5.63%, 11/17/2029 580 593
5.75%, 11/17/2032 290 299
Reynolds American Inc
5.70%, 08/15/2035 50 50
5.85%, 08/15/2045 375 356
$ 10,631
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 91 84
American Airlines 2026-1 Class A Pass Through
Trust
5.25%, 05/10/2040 150 146
American Airlines 2026-2 Class A Pass Through
Trust
5.70%, 08/20/2040 155 155
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 199 192
Delta Air Lines Inc
4.95%, 07/10/2028 155 155
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 49 45
$ 777
Apparel - 0 .02%
NIKE Inc
3.25%, 03/27/2040 155 119
3.38%, 11/01/2046 225 158
3.63%, 05/01/2043 350 267
$ 544
Automobile Manufacturers - 0 .50%
American Honda Finance Corp
2.25%, 01/12/2029 65 61
4.50%, 09/04/2030 155 152
4.55%, 03/03/2028 300 299
4.60%, 04/17/2030 160 157
4.70%, 01/12/2028 160 160
4.80%, 07/06/2029 155 154
4.90%, 01/10/2034 135 130
5.05%, 07/10/2031 130 129
5.15%, 07/09/2032 320 317
5.65%, 11/15/2028 140 143
5.85%, 10/04/2030 360 370
Ford Motor Co
6.10%, 08/19/2032 395 398
Ford Motor Credit Co LLC
4.97%, 04/06/2029 325 322
5.30%, 09/06/2029 270 269
5.80%, 03/08/2029 250 252
5.88%, 11/07/2029 225 227
5.92%, 03/20/2028 430 434
6.05%, 03/05/2031 265 267
6.05%, 11/05/2031 410 412
6.47%, 05/22/2036 200 201
6.50%, 02/07/2035 425 430
6.80%, 11/07/2028 290 299
7.12%, 11/07/2033 290 305
7.35%, 11/04/2027 215 220
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Co
5.00%, 04/01/2035 $ 365 $ 346
5.15%, 04/01/2038 385 357
5.20%, 04/01/2045 385 331
5.35%, 04/15/2028 155 156
5.40%, 04/01/2048 65 57
5.95%, 04/01/2049
(d)
230 214
6.25%, 04/15/2035 155 159
6.25%, 10/02/2043 305 298
General Motors Financial Co Inc
2.35%, 01/08/2031 280 248
2.40%, 04/10/2028 60 58
2.40%, 10/15/2028 370 352
2.70%, 06/10/2031 260 232
4.20%, 10/27/2028 200 197
4.90%, 10/06/2029 135 135
5.35%, 01/07/2030 310 312
5.45%, 07/15/2030 290 293
5.45%, 09/06/2034 135 132
5.55%, 07/15/2029 250 254
5.60%, 06/18/2031 130 131
5.80%, 01/07/2029 270 275
5.90%, 01/07/2035 140 141
6.00%, 01/09/2028 160 162
6.15%, 07/15/2035 230 234
6.40%, 01/09/2033 320 335
Honda Motor Co Ltd
4.44%, 07/08/2028 155 154
5.34%, 07/08/2035 155 152
PACCAR Financial Corp
4.30%, 06/18/2029 150 148
4.60%, 01/31/2029 135 135
4.85%, 08/10/2031 155 155
Toyota Motor Corp
3.67%, 07/20/2028 155 153
5.05%, 06/30/2035 155 153
5.12%, 07/13/2028
(d)
160 162
Toyota Motor Credit Corp
1.65%, 01/10/2031 55 48
4.05%, 09/05/2028 155 153
4.25%, 05/12/2028 160 159
4.35%, 10/08/2027 335 335
4.45%, 06/29/2029 205 203
4.55%, 05/17/2030 320 317
4.60%, 10/10/2031 375 369
4.63%, 01/12/2028 400 401
4.80%, 05/15/2030 155 155
4.80%, 01/05/2034 180 175
4.80%, 01/11/2036
(d)
145 139
4.95%, 01/09/2030 310 311
5.00%, 07/08/2033 155 153
5.10%, 03/21/2031 125 126
$ 15,773
Banks - 5 .44%
Banco Bilbao Vizcaya Argentaria SA
4.98%, 09/03/2029
(e)
200 200
Banco Santander SA
2.75%, 12/03/2030 400 360
3.49%, 05/28/2030 200 189
4.60%, 04/15/2029 200 198
5.13%, 11/06/2035 200 191
5.44%, 07/15/2031 400 405
5.44%, 04/15/2036 200 195
5.57%, 01/17/2030 400 405
5.59%, 08/08/2028 200 203
5.62%, 08/25/2034
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
6.94%, 11/07/2033 $ 400 $ 438
Bank of America Corp
1.90%, 07/23/2031
(f)
445 395
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
445 392
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
595 567
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(f)
440 385
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(f)
630 543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(f)
225 207
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.57%, 10/20/2032
(f)
260 229
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(f)
325 292
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
790 552
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(f)
175 104
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(f)
530 472
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(f)
115 71
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 543
3.31%, 04/22/2042
(f)
715 533
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
725 713
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.85%, 03/08/2037
(f)
550 505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(f)
175 173
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(f)
600 587
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(f)
515 389
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.27%, 07/23/2029
(f)
580 574
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(f)
255 201
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.46%, 02/06/2032
(f)
295 287
Secured Overnight Financing Rate + 0.87%
4.48%, 04/23/2030
(f)
415 410
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(f)
510 492
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(f)
405 404
Secured Overnight Financing Rate + 1.11%
4.70%, 04/23/2032
(f)
300 294
Secured Overnight Financing Rate + 1.04%
4.98%, 01/24/2029
(f)
300 301
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 68
5.02%, 07/22/2033
(f)
585 578
Secured Overnight Financing Rate + 2.16%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.05%, 02/06/2037
(f)
$ 350 $ 336
Secured Overnight Financing Rate + 1.13%
5.16%, 01/24/2031
(f)
300 301
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(f)
445 448
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(f)
515 512
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(f)
430 422
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(f)
400 398
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(f)
695 696
Secured Overnight Financing Rate + 1.65%
5.49%, 04/23/2037
(f)
505 490
Secured Overnight Financing Rate + 1.57%
5.51%, 01/24/2036
(f)
435 434
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(f)
615 608
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(f)
315 321
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(f)
315 324
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 60
6.11%, 01/29/2037 100 102
7.75%, 05/14/2038 250 289
Bank of Montreal
3.09%, 01/10/2037
(f)
235 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(f)
160 156
Secured Overnight Financing Rate + 1.08%
4.44%, 01/14/2032
(f)
145 141
Secured Overnight Financing Rate + 0.97%
4.55%, 06/02/2029
(f)
150 149
Secured Overnight Financing Rate + 0.63%
4.64%, 09/10/2030
(f)
270 268
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 215 215
4.88%, 06/02/2032
(d),(f)
150 148
Secured Overnight Financing Rate + 0.96%
5.72%, 09/25/2028 315 321
Bank of New York Mellon Corp/The
1.65%, 07/14/2028 195 185
2.50%, 01/26/2032 65 57
4.03%, 01/22/2030
(f)
295 290
Secured Overnight Financing Rate + 0.63%
4.54%, 02/01/2029
(f)
185 185
Secured Overnight Financing Rate + 1.17%
4.76%, 08/12/2030
(f)
155 154
Secured Overnight Financing Rate + 0.68%
4.94%, 02/11/2031
(f)
335 335
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(f)
170 167
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(f)
130 130
Secured Overnight Financing Rate + 1.23%
5.09%, 04/23/2037
(f)
150 145
Secured Overnight Financing Rate + 1.18%
5.19%, 03/14/2035
(f)
360 356
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(f)
65 65
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(f)
155 160
Secured Overnight Financing Rate + 2.07%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The (continued)
6.32%, 10/25/2029
(f)
$ 315 $ 325
Secured Overnight Financing Rate + 1.60%
Bank of New York Mellon/The
4.58%, 08/24/2029
(f)
250 250
Secured Overnight Financing Rate + 0.40%
Bank of Nova Scotia/The
2.15%, 08/01/2031 60 52
4.04%, 09/15/2028
(f)
190 189
Secured Overnight Financing Rate + 0.76%
4.25%, 02/02/2030
(f)
445 438
Secured Overnight Financing Rate + 0.73%
4.58%, 06/05/2029
(f)
295 294
Secured Overnight Financing Rate + 0.66%
4.74%, 11/10/2032
(f)
325 317
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 315 314
Barclays PLC
2.65%, 06/24/2031
(f)
385 351
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(f)
200 153
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.52%, 02/24/2032
(f)
300 290
Secured Overnight Financing Rate + 1.14%
4.84%, 09/10/2028
(f)
200 200
Secured Overnight Financing Rate + 1.34%
4.91%, 06/26/2030
(f)
325 323
Secured Overnight Financing Rate + 0.91%
4.94%, 09/10/2030
(f)
200 199
Secured Overnight Financing Rate + 1.56%
4.95%, 01/10/2047 310 264
4.97%, 05/16/2029
(f)
500 500
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(f)
225 226
Secured Overnight Financing Rate + 0.96%
5.59%, 06/26/2037
(f)
325 316
Secured Overnight Financing Rate + 1.51%
5.69%, 03/12/2030
(f)
250 254
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(f)
215 215
Secured Overnight Financing Rate + 1.59%
5.86%, 08/11/2046
(f)
200 191
Secured Overnight Financing Rate + 1.83%
6.22%, 05/09/2034
(f)
320 330
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(f)
315 334
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(f)
310 340
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
4.28%, 01/29/2030
(f)
150 148
Secured Overnight Financing Rate + 0.79%
4.58%, 09/08/2031
(d),(f)
300 294
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(f)
135 133
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 350 352
5.05%, 06/16/2032
(f)
150 149
Secured Overnight Financing Rate + 1.01%
5.26%, 04/08/2029 255 258
5.99%, 10/03/2028 160 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Capital One NA
2.70%, 02/06/2030 $ 350 $ 325
Citibank NA
4.55%, 06/18/2029
(f)
325 324
Secured Overnight Financing Rate + 0.60%
4.85%, 06/18/2032
(f)
250 246
Secured Overnight Financing Rate + 0.91%
4.91%, 05/29/2030 500 501
5.57%, 04/30/2034 260 264
5.80%, 09/29/2028 275 281
Citigroup Inc
2.52%, 11/03/2032
(f)
440 385
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(f)
200 178
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 283
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
445 411
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(f)
49 34
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(f)
150 141
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(f)
500 447
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(f)
125 123
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.79%, 03/17/2033
(f)
520 482
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(f)
220 186
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.07%, 04/23/2029
(f)
255 252
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
4.13%, 07/25/2028 620 613
4.45%, 09/29/2027 575 574
4.50%, 09/11/2031
(f)
345 337
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(f)
270 266
Secured Overnight Financing Rate + 1.34%
4.65%, 07/30/2045 115 97
4.79%, 03/04/2029
(f)
300 300
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(f)
165 162
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(f)
305 303
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(f)
530 533
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(f)
315 306
Secured Overnight Financing Rate + 1.49%
5.33%, 03/27/2036
(f)
475 468
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(f)
325 314
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(f)
150 140
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(f)
500 499
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(f)
525 528
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(f)
320 328
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(f)
310 325
Secured Overnight Financing Rate + 2.34%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
6.68%, 09/13/2043 $ 180 $ 191
Citizens Bank NA/Providence RI
4.87%, 08/10/2029
(f)
250 250
Secured Overnight Financing Rate + 0.78%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 177
Cooperatieve Rabobank UA/NY
4.16%, 01/14/2031
(d)
250 244
4.80%, 01/09/2029 265 266
4.88%, 01/21/2028 300 301
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(f)
230 227
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(f)
270 269
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(f)
340 339
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 255 258
5.37%, 01/10/2029
(f)
365 367
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(f)
320 328
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(f)
300 311
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(f)
320 338
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
5.14%, 01/29/2037
(f)
145 139
Secured Overnight Financing Rate + 1.24%
5.63%, 01/29/2032
(f)
135 137
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(f)
235 242
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Bank USA/New York NY
4.66%, 06/03/2029
(f)
515 513
Secured Overnight Financing Rate + 0.72%
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(f)
355 309
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 545
2.62%, 04/22/2032
(f)
440 390
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(f)
425 373
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(f)
115 79
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(f)
480 429
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(f)
60 43
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(f)
200 147
Secured Overnight Financing Rate + 1.63%
3.81%, 04/23/2029
(f)
375 369
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.15%, 01/21/2029
(f)
295 292
Secured Overnight Financing Rate + 0.71%
4.15%, 10/21/2029
(f)
470 463
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(f)
345 342
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(f)
315 304
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(f)
175 153
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
4.52%, 01/21/2032
(f)
$ 150 $ 145
Secured Overnight Financing Rate + 0.96%
4.59%, 04/20/2030
(f)
325 321
Secured Overnight Financing Rate + 0.99%
4.69%, 10/23/2030
(f)
275 272
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 210 179
4.94%, 10/21/2036
(f)
275 260
Secured Overnight Financing Rate + 1.33%
4.97%, 06/03/2032
(f)
295 290
Secured Overnight Financing Rate + 1.03%
5.02%, 10/23/2035
(f)
595 571
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(f)
295 295
Secured Overnight Financing Rate + 1.21%
5.07%, 01/21/2037
(f)
420 399
Secured Overnight Financing Rate + 1.19%
5.09%, 04/20/2034
(f)
325 317
Secured Overnight Financing Rate + 1.34%
5.15%, 05/22/2045 450 394
5.21%, 01/28/2031
(f)
385 385
Secured Overnight Financing Rate + 1.08%
5.24%, 07/21/2032
(f)
700 696
Secured Overnight Financing Rate + 1.17%
5.33%, 07/23/2035
(f)
475 466
Secured Overnight Financing Rate + 1.55%
5.39%, 02/02/2041
(f)
675 640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
5.43%, 06/03/2037
(f)
255 248
Secured Overnight Financing Rate + 1.31%
5.54%, 01/28/2036
(f)
310 307
Secured Overnight Financing Rate + 1.38%
5.54%, 01/21/2047
(f)
220 203
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(f)
280 260
Secured Overnight Financing Rate + 1.58%
5.66%, 07/21/2037
(f)
315 312
Secured Overnight Financing Rate + 1.45%
5.73%, 04/25/2030
(f)
320 325
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(f)
245 227
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(f)
330 335
Secured Overnight Financing Rate + 1.55%
6.22%, 07/21/2057
(f)
315 312
Secured Overnight Financing Rate + 1.82%
6.25%, 02/01/2041 220 226
6.48%, 10/24/2029
(f)
460 474
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(f)
160 170
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 575 607
HSBC Holdings PLC
2.36%, 08/18/2031
(f)
200 180
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(f)
600 537
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 184
Secured Overnight Financing Rate + 2.39%
2.87%, 11/22/2032
(f)
230 203
Secured Overnight Financing Rate + 1.41%
3.97%, 05/22/2030
(f)
300 292
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.40%, 03/10/2030
(f)
435 428
Secured Overnight Financing Rate + 0.99%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
4.58%, 06/19/2029
(f)
$ 575 $ 573
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.68%, 03/10/2032
(f)
325 317
Secured Overnight Financing Rate + 1.21%
4.90%, 03/03/2029
(f)
210 210
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(f)
300 299
Secured Overnight Financing Rate + 1.29%
5.13%, 11/06/2036
(f)
455 435
Secured Overnight Financing Rate + 1.43%
5.21%, 05/12/2034
(f)
325 318
Secured Overnight Financing Rate + 1.32%
5.24%, 05/13/2031
(f)
200 200
Secured Overnight Financing Rate + 1.57%
5.28%, 03/10/2037
(f)
300 288
Secured Overnight Financing Rate + 1.55%
5.29%, 11/19/2030
(f)
240 241
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(f)
500 499
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(f)
250 253
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(f)
250 251
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(f)
255 259
Secured Overnight Financing Rate + 1.52%
5.73%, 08/14/2037
(f)
500 495
Secured Overnight Financing Rate + 1.47%
5.74%, 09/10/2036
(f)
220 217
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(f)
305 307
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(f)
280 279
Secured Overnight Financing Rate + 1.90%
6.16%, 03/09/2029
(f)
200 204
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(f)
270 281
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(f)
595 610
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 105
6.55%, 06/20/2034
(f)
320 333
Secured Overnight Financing Rate + 2.98%
HSBC USA Inc
4.65%, 06/03/2028 225 225
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(f)
330 331
Secured Overnight Financing Rate + 1.28%
5.61%, 01/28/2041
(f)
145 139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Huntington National Bank/The
5.65%, 01/10/2030 310 316
ING Groep NV
2.73%, 04/01/2032
(f)
230 207
Secured Overnight Financing Rate + 1.32%
4.86%, 03/25/2029
(f)
300 300
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(f)
250 252
Secured Overnight Financing Rate + 1.44%
5.53%, 03/25/2036
(f)
200 198
Secured Overnight Financing Rate + 1.61%
6.11%, 09/11/2034
(f)
235 244
Secured Overnight Financing Rate + 2.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.76%, 11/19/2031
(f)
$ 395 $ 345
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(f)
535 468
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(f)
500 477
Secured Overnight Financing Rate + 1.02%
2.53%, 11/19/2041
(f)
65 44
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(f)
565 497
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(f)
465 415
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(f)
600 561
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.96%, 05/13/2031
(f)
575 533
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(f)
235 176
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(f)
335 213
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
215 142
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
590 581
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(f)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(f)
510 384
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(f)
200 198
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(f)
530 525
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/22/2031
(f)
315 305
Secured Overnight Financing Rate + 0.93%
4.35%, 01/22/2032
(f)
295 286
Secured Overnight Financing Rate + 0.84%
4.51%, 10/22/2028
(f)
205 205
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(f)
305 302
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(f)
135 131
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(f)
475 470
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(f)
465 441
Secured Overnight Financing Rate + 1.19%
4.86%, 07/23/2030
(f)
150 150
Secured Overnight Financing Rate + 0.85%
4.90%, 01/22/2037
(f)
145 138
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(f)
435 427
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(f)
460 445
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 378

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.00%, 07/22/2030
(f)
$ 260 $ 260
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(f)
480 481
Secured Overnight Financing Rate + 1.31%
5.04%, 07/23/2032
(f)
250 248
Secured Overnight Financing Rate + 1.02%
5.10%, 04/22/2031
(f)
320 320
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(f)
425 426
Secured Overnight Financing Rate + 1.01%
5.15%, 04/23/2037
(f)
325 314
Secured Overnight Financing Rate + 1.26%
5.19%, 02/05/2037
(f)
145 139
Secured Overnight Financing Rate + 1.30%
5.29%, 07/22/2035
(f)
475 470
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(f)
465 469
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(f)
185 184
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(f)
545 545
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(f)
530 529
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(f)
375 358
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2036
(f)
465 467
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(f)
350 355
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(f)
405 403
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 370 364
5.72%, 09/14/2033
(f)
255 258
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(f)
390 398
Secured Overnight Financing Rate + 1.49%
5.80%, 07/23/2041
(f)
315 312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.25%
6.09%, 10/23/2029
(f)
320 328
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(f)
320 336
Secured Overnight Financing Rate + 1.81%
Keybank National Association
5.85%, 11/15/2027 500 507
KeyCorp
5.12%, 04/04/2031
(f)
200 200
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(f)
145 139
Secured Overnight Financing Rate + 1.37%
Korea Development Bank/The
3.75%, 09/16/2030 300 289
4.00%, 01/28/2031 400 389
4.38%, 02/15/2028 315 315
4.50%, 02/15/2029 265 265
5.63%, 10/23/2033 200 209
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 149
2.88%, 04/03/2028 400 391
3.50%, 08/09/2028 305 300
3.50%, 05/15/2029
(d)
450 440
3.75%, 02/15/2028 375 372
3.75%, 07/15/2030 485 472
3.75%, 03/14/2031 490 475
3.88%, 05/15/2028 290 288
3.88%, 06/15/2028 380 377
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
4.00%, 03/15/2029 $ 630 $ 624
4.13%, 07/22/2031 440 432
4.13%, 07/15/2033 465 451
4.25%, 07/30/2029 600 597
4.38%, 08/15/2033 450 443
4.38%, 02/28/2034 140 138
4.63%, 03/18/2030 400 402
4.75%, 10/29/2030 320 323
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 300 261
3.63%, 10/08/2030 305 295
3.88%, 09/28/2027 320 318
3.88%, 06/14/2028 320 317
4.13%, 05/28/2030 300 296
4.13%, 06/03/2031 145 143
4.63%, 04/17/2029 250 251
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
200 197
3 Month USD LIBOR + 1.21%
4.24%, 02/10/2030
(f)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
4.34%, 01/09/2048 400 315
4.38%, 03/22/2028 200 199
4.82%, 06/13/2029
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
4.94%, 11/04/2036
(f)
320 303
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.97%
4.98%, 08/11/2033
(f)
200 196
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(f)
210 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.20%, 08/17/2032
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.67%, 02/10/2047
(f)
200 189
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.82%
5.68%, 01/05/2035
(f)
265 267
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
M&T Bank Corp
4.83%, 01/16/2029
(f)
300 300
Secured Overnight Financing Rate + 0.93%
5.18%, 07/08/2031
(f)
155 155
Secured Overnight Financing Rate + 1.40%
5.30%, 04/18/2036
(f)
150 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.38%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 435 389
2.56%, 02/25/2030 285 263
3.20%, 07/18/2029 200 191
3.75%, 07/18/2039 335 276
4.32%, 04/19/2033
(f)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.51%, 01/14/2032
(f)
325 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc (continued)
4.53%, 09/12/2031
(f)
$ 200 $ 195
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(f)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.19%, 09/12/2036
(f)
250 242
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
5.33%, 04/21/2037
(f)
300 292
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.02%
5.35%, 09/13/2028
(f)
255 257
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(f)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(f)
225 225
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
6.05%, 07/24/2047
(f)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(f)
200 179
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(f)
200 174
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.15%, 07/16/2030
(f)
350 333
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
4.44%, 05/12/2032
(f)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.70%
4.78%, 07/13/2030
(f)
325 323
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.68%
5.32%, 07/08/2036
(f)
340 333
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.34%, 07/13/2037
(f)
300 291
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.97%
5.41%, 09/13/2028
(f)
255 257
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(f)
260 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(f)
320 326
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(f)
315 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032
(f)
$ 550 $ 474
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
485 418
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(f)
535 464
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(f)
410 352
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(f)
500 437
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(f)
450 416
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(f)
210 123
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(f)
90 80
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(f)
310 228
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 315 312
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(f)
600 592
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.97%, 07/22/2038 505 429
3 Month USD LIBOR + 1.46%
4.13%, 10/18/2029
(f)
430 423
Secured Overnight Financing Rate + 0.91%
4.24%, 01/09/2030
(f)
475 467
Secured Overnight Financing Rate + 0.80%
4.30%, 01/27/2045 320 259
4.36%, 10/22/2031
(f)
655 633
Secured Overnight Financing Rate + 1.07%
4.38%, 01/22/2047 445 358
4.56%, 04/10/2030
(f)
490 484
Secured Overnight Financing Rate + 0.96%
4.65%, 10/18/2030
(f)
300 297
Secured Overnight Financing Rate + 1.10%
4.81%, 04/16/2032
(f)
240 235
Secured Overnight Financing Rate + 1.18%
4.89%, 07/20/2033
(f)
275 269
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(f)
310 293
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(f)
260 260
Secured Overnight Financing Rate + 1.22%
5.07%, 01/30/2037
(f)
295 281
Secured Overnight Financing Rate + 1.18%
5.12%, 02/01/2029
(f)
320 322
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(f)
350 352
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(f)
285 286
Secured Overnight Financing Rate + 1.45%
5.17%, 07/14/2032
(f)
395 392
Secured Overnight Financing Rate + 1.16%
5.19%, 04/17/2031
(f)
440 440
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(f)
225 226
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(f)
425 420
Secured Overnight Financing Rate + 1.87%
5.30%, 04/10/2037
(f)
300 290
Secured Overnight Financing Rate + 1.41%
5.31%, 01/18/2041
(f)
110 104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.32%, 07/19/2035
(f)
$ 335 $ 330
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(f)
315 314
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(f)
450 455
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(f)
325 323
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(f)
275 252
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(f)
420 419
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(f)
200 187
Secured Overnight Financing Rate + 4.84%
5.61%, 07/17/2037
(f)
340 337
Secured Overnight Financing Rate + 1.43%
5.66%, 04/18/2030
(f)
415 421
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(f)
245 246
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(f)
275 279
Secured Overnight Financing Rate + 1.58%
5.90%, 03/13/2047
(f)
295 287
Secured Overnight Financing Rate + 1.78%
5.95%, 01/19/2038
(f)
160 162
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(f)
310 316
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(f)
310 325
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 210
6.41%, 11/01/2029
(f)
280 289
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(f)
180 191
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.79%, 05/10/2030
(f)
350 348
Secured Overnight Financing Rate + 0.97%
5.02%, 01/12/2029
(f)
320 321
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.20%, 11/17/2028
(f)
250 249
Secured Overnight Financing Rate + 0.78%
4.21%, 02/08/2030
(f)
250 246
Secured Overnight Financing Rate + 0.76%
4.47%, 11/19/2031
(f)
250 243
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(f)
250 246
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.15%, 01/13/2031
(d)
250 245
4.53%, 06/13/2030 300 298
4.79%, 01/10/2029
(d)
500 502
NatWest Group PLC
4.89%, 05/18/2029
(f)
500 501
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
400 401
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(f)
400 399
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.78%, 03/01/2035
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 $ 325 $ 323
3.75%, 09/05/2029 265 260
3.75%, 09/10/2030 305 297
4.00%, 05/28/2028 200 199
4.13%, 05/29/2029 295 293
4.25%, 03/01/2028 320 319
4.38%, 09/02/2031
(e)
305 302
4.50%, 01/24/2030 280 280
PNC Bank NA
2.70%, 10/22/2029 375 351
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(f)
245 216
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 495 458
3.45%, 04/23/2029 175 170
4.08%, 01/26/2029
(f)
150 149
Secured Overnight Financing Rate + 0.61%
4.62%, 10/26/2029
(f)
150 149
Secured Overnight Financing Rate + 0.68%
4.63%, 06/06/2033
(f)
280 268
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(f)
200 199
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(f)
295 297
Secured Overnight Financing Rate + 1.07%
5.35%, 12/02/2028
(f)
410 414
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(f)
220 217
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(f)
285 282
Secured Overnight Financing Rate + 1.60%
5.42%, 01/25/2041
(f)
150 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.46%, 07/21/2037
(f)
160 158
Secured Overnight Financing Rate + 1.27%
5.68%, 01/22/2035
(f)
240 243
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(f)
315 325
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.88%, 05/04/2032 335 315
4.00%, 11/03/2028
(f)
160 159
Secured Overnight Financing Rate + 0.70%
4.31%, 11/03/2031
(f)
160 155
Secured Overnight Financing Rate + 0.98%
4.50%, 08/06/2029
(f)
345 343
Secured Overnight Financing Rate + 0.89%
4.61%, 05/03/2032
(f)
165 161
Secured Overnight Financing Rate + 1.01%
4.65%, 10/18/2030
(f)
200 198
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 166
4.95%, 02/01/2029 235 236
4.95%, 08/05/2032
(f)
150 148
Secured Overnight Financing Rate + 0.95%
4.97%, 01/24/2029
(f)
215 216
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(f)
305 304
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 175 173
5.15%, 02/04/2031
(f)
215 216
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 155 158

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander Holdings USA Inc
5.04%, 06/05/2030
(f)
$ 150 $ 149
Secured Overnight Financing Rate + 1.10%
5.35%, 09/06/2030
(f)
325 325
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(f)
155 156
Secured Overnight Financing Rate + 1.61%
5.70%, 06/05/2037
(f)
150 146
Secured Overnight Financing Rate + 1.60%
Santander UK Group Holdings PLC
4.32%, 09/22/2029
(f)
315 311
Secured Overnight Financing Rate + 1.07%
State Street Bank & Trust Co
5.22%, 07/23/2034 250 249
State Street Corp
2.20%, 03/03/2031 60 53
4.33%, 10/22/2027 215 215
4.42%, 05/13/2033
(f)
265 255
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(f)
310 310
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028 150 150
4.68%, 10/22/2032
(f)
135 132
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(f)
95 90
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(f)
245 239
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 305 305
5.15%, 02/28/2036
(f)
150 147
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(f)
140 143
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
1.90%, 09/17/2028 255 241
2.13%, 07/08/2030 200 179
2.14%, 09/23/2030 150 134
2.93%, 09/17/2041 60 42
3.04%, 07/16/2029 200 190
4.11%, 01/15/2029 200 197
4.66%, 07/08/2031
(f)
300 295
Secured Overnight Financing Rate + 1.19%
4.93%, 07/07/2032
(f)
300 296
Secured Overnight Financing Rate + 1.05%
5.05%, 01/15/2037
(f)
325 311
Secured Overnight Financing Rate + 1.22%
5.24%, 04/15/2030 225 226
5.32%, 07/09/2029 260 263
5.42%, 07/09/2031 200 202
5.52%, 01/13/2028 410 415
5.63%, 01/15/2035 225 227
5.77%, 01/13/2033 400 409
5.80%, 07/13/2028 315 321
5.80%, 07/08/2046
(f)
245 234
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 235 241
6.18%, 07/13/2043 160 163
Toronto-Dominion Bank/The
2.00%, 09/10/2031
(d)
400 349
3.20%, 03/10/2032 65 59
3.91%, 01/13/2028 145 144
4.46%, 06/08/2032 70 68
4.57%, 06/02/2028 305 304
4.69%, 09/15/2027 330 331
4.78%, 12/17/2029 340 340
4.81%, 06/03/2030 155 154
4.87%, 04/22/2033 150 146
4.93%, 10/15/2035 155 149
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The (continued)
4.99%, 04/05/2029 $ 250 $ 251
5.30%, 01/30/2032 330 332
5.52%, 07/17/2028 160 162
Truist Bank
2.25%, 03/11/2030 500 454
Truist Financial Corp
1.89%, 06/07/2029
(f)
325 308
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(d)
380 341
4.68%, 04/23/2032
(f)
150 146
Secured Overnight Financing Rate + 1.09%
4.87%, 01/26/2029
(f)
160 160
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(f)
310 294
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(f)
155 155
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(f)
160 157
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(f)
290 288
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(f)
65 66
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(f)
245 246
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(f)
160 163
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.63%, 02/16/2032
(f)
325 318
Secured Overnight Financing Rate + 1.11%
4.68%, 11/29/2030
(f)
250 248
Secured Overnight Financing Rate + 0.74%
5.05%, 08/07/2032
(f)
250 248
Secured Overnight Financing Rate + 0.96%
UBS Group AG
4.88%, 05/15/2045 400 348
US Bancorp
1.38%, 07/22/2030 375 328
2.49%, 11/03/2036
(f)
400 345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.48%, 01/26/2032
(f)
350 341
Secured Overnight Financing Rate + 0.87%
4.65%, 02/01/2029
(f)
285 285
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(f)
285 276
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(f)
285 285
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(f)
105 105
Secured Overnight Financing Rate + 1.30%
5.38%, 01/23/2030
(f)
190 192
Secured Overnight Financing Rate + 1.56%
5.47%, 07/27/2037
(f)
335 331
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(f)
240 243
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(f)
320 327
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(f)
155 159
Secured Overnight Financing Rate + 2.09%

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.57%, 02/11/2031
(f)
$ 475 $ 438
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(f)
250 234
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041
(f)
485 357
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(f)
430 390
Secured Overnight Financing Rate + 1.50%
3.90%, 05/01/2045 560 427
4.08%, 09/15/2029
(f)
375 369
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 400 395
4.40%, 06/14/2046 110 86
4.61%, 04/25/2053
(f)
335 269
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 491
4.75%, 12/07/2046 250 205
4.84%, 05/20/2032
(f)
160 157
Secured Overnight Financing Rate + 0.97%
4.89%, 09/15/2036
(f)
255 243
Secured Overnight Financing Rate + 1.34%
4.90%, 07/25/2033
(f)
485 474
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 63
4.96%, 01/23/2037
(f)
145 138
Secured Overnight Financing Rate + 1.10%
4.97%, 04/23/2029
(f)
155 156
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(f)
440 378
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(f)
595 596
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(f)
505 509
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(f)
475 465
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(f)
200 201
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 168
5.39%, 04/24/2034
(f)
375 374
Secured Overnight Financing Rate + 2.02%
5.43%, 01/23/2047
(f)
295 272
Secured Overnight Financing Rate + 1.23%
5.50%, 01/23/2035
(f)
265 265
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(f)
475 479
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(f)
635 644
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(f)
330 331
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 250 233
6.30%, 10/23/2029
(f)
495 509
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(f)
320 339
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
6.60%, 01/15/2038 255 272
Westpac Banking Corp
1.95%, 11/20/2028 135 128
2.65%, 01/16/2030 220 206
3.02%, 11/18/2036
(f)
405 357
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp (continued)
3.13%, 11/18/2041 $ 385 $ 274
4.11%, 07/24/2034
(f)
555 538
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030
(d)
425 420
5.05%, 04/16/2029 340 344
$ 172,480
Beverages - 0 .42%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 575 545
4.90%, 02/01/2046 992 869
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 124
4.44%, 10/06/2048 305 247
4.75%, 01/23/2029 550 551
4.95%, 01/15/2042 210 192
5.00%, 06/15/2034 320 316
5.45%, 01/23/2039 225 222
5.55%, 01/23/2049 570 538
5.80%, 01/23/2059 325 315
8.20%, 01/15/2039 180 220
Coca-Cola Co/The
1.50%, 03/05/2028 60 58
2.50%, 06/01/2040 140 100
2.50%, 03/15/2051 265 150
2.60%, 06/01/2050 140 82
2.88%, 05/05/2041 60 44
3.00%, 03/05/2051 465 294
4.65%, 08/14/2034 325 319
5.00%, 05/13/2034 455 457
5.20%, 01/14/2055 280 255
5.30%, 05/13/2054 455 421
Constellation Brands Inc
2.25%, 08/01/2031 290 253
3.15%, 08/01/2029 90 86
4.85%, 05/06/2031 150 148
4.90%, 05/01/2033 250 243
4.95%, 11/01/2035 155 148
Diageo Capital PLC
2.38%, 10/24/2029 200 186
5.30%, 10/24/2027 310 313
5.63%, 10/05/2033 400 408
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 53
3.35%, 03/15/2051 60 38
3.95%, 04/15/2029 735 717
4.05%, 04/15/2032 210 197
4.35%, 05/15/2028 175 174
4.50%, 04/15/2052 270 209
5.15%, 05/15/2035
(d)
155 150
Molson Coors Beverage Co
4.20%, 07/15/2046 515 394
PepsiCo Inc
1.95%, 10/21/2031 295 256
2.63%, 10/21/2041 725 502
2.75%, 10/21/2051 225 133
2.88%, 10/15/2049 145 90
3.00%, 10/15/2027 600 591
4.30%, 07/23/2030 155 153
4.45%, 02/07/2028 545 545
4.50%, 07/17/2029 345 344
4.65%, 07/23/2032 155 154
4.80%, 07/17/2034 345 339
5.00%, 02/07/2035
(d)
315 310
$ 13,453

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology - 0 .27%
Amgen Inc
1.65%, 08/15/2028 $ 260 $ 245
2.00%, 01/15/2032 330 282
2.45%, 02/21/2030 155 143
2.77%, 09/01/2053 510 287
3.00%, 02/22/2029 200 192
3.00%, 01/15/2052 120 74
3.15%, 02/21/2040 155 117
3.38%, 02/21/2050 545 369
4.20%, 02/19/2031 160 155
4.20%, 03/01/2033 80 76
4.20%, 02/22/2052 200 150
4.40%, 05/01/2045 265 216
4.66%, 06/15/2051 410 333
4.88%, 03/01/2053 80 67
5.15%, 03/02/2028 380 382
5.15%, 11/15/2041 113 104
5.25%, 03/02/2030 335 338
5.25%, 03/02/2033 350 350
5.50%, 02/19/2046 160 150
5.60%, 03/02/2043 320 308
5.65%, 03/02/2053 390 364
5.75%, 03/02/2063 240 222
Biogen Inc
5.20%, 09/15/2045 280 250
Gilead Sciences Inc
1.65%, 10/01/2030 150 132
2.80%, 10/01/2050 150 90
4.15%, 03/01/2047 25 20
4.25%, 05/20/2028 150 149
4.40%, 05/20/2029 150 149
4.50%, 02/01/2045 500 420
4.75%, 03/01/2046 580 500
5.10%, 06/15/2035 140 138
5.25%, 10/15/2033 160 161
5.50%, 11/15/2054 340 318
5.55%, 10/15/2053 160 151
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 141
Royalty Pharma PLC
1.75%, 09/02/2027 655 638
2.20%, 09/02/2030 155 139
3.30%, 09/02/2040 155 116
5.95%, 09/25/2055 155 149
$ 8,585
Building Materials - 0 .14%
Carrier Global Corp
2.72%, 02/15/2030 420 390
3.38%, 04/05/2040 155 120
3.58%, 04/05/2050 155 108
5.90%, 03/15/2034 116 120
6.20%, 03/15/2054 28 29
CRH America Finance Inc
4.40%, 02/09/2031 295 287
5.50%, 01/09/2035 285 285
5.60%, 02/09/2056 155 144
Johnson Controls International PLC / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 370 320
Martin Marietta Materials Inc
2.50%, 03/15/2030 330 303
3.20%, 07/15/2051 60 38
4.85%, 08/15/2029 155 155
5.15%, 12/01/2034 140 137
5.40%, 01/30/2034 155 155
6.38%, 08/15/2056 62 63
Masco Corp
1.50%, 02/15/2028 260 248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Owens Corning
4.30%, 07/15/2047 $ 150 $ 117
5.70%, 06/15/2034 290 294
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 88
5.10%, 06/13/2034 380 377
Vulcan Materials Co
3.50%, 06/01/2030 295 280
5.35%, 12/01/2034 275 273
$ 4,331
Chemicals - 0 .23%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 180
4.60%, 02/08/2029 130 130
4.80%, 03/03/2033 160 158
4.90%, 10/11/2032 210 208
Dow Chemical Co/The
2.10%, 11/15/2030 160 141
3.60%, 11/15/2050 160 104
4.38%, 11/15/2042 350 278
4.63%, 10/01/2044 270 215
4.80%, 11/30/2028 90 90
4.80%, 05/15/2049 340 268
5.15%, 02/15/2034 130 126
5.65%, 03/15/2036 155 152
Eastman Chemical Co
4.65%, 10/15/2044 415 344
Ecolab Inc
1.30%, 01/30/2031 380 325
2.75%, 08/18/2055 700 397
4.30%, 06/15/2028 60 60
4.60%, 06/15/2029 150 150
5.00%, 09/01/2035 210 205
5.15%, 06/15/2033 150 149
LYB International Finance BV
5.25%, 07/15/2043 225 195
LYB International Finance III LLC
2.25%, 10/01/2030 365 325
3.63%, 04/01/2051 305 197
4.20%, 10/15/2049 160 114
5.63%, 05/15/2033 160 160
Mosaic Co/The
5.63%, 11/15/2043 25 23
Nutrien Ltd
4.20%, 04/01/2029 400 394
5.00%, 04/01/2049 280 239
5.40%, 06/21/2034 300 299
5.80%, 03/27/2053 330 314
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 216
2.95%, 08/15/2029 300 284
3.30%, 05/15/2050 90 58
4.30%, 08/15/2028 310 307
4.50%, 06/01/2047 390 317
Westlake Corp
3.13%, 08/15/2051 60 36
$ 7,158
Commercial Mortgage Backed Securities - 0 .02%
Fannie Mae-Aces
3.08%, 12/25/2027
(h)
570 561
Commercial Services - 0 .15%
American University/The
3.67%, 04/01/2049 35 25
Automatic Data Processing Inc
1.70%, 05/15/2028 125 119

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Global Payments Inc
3.20%, 08/15/2029 $ 140 $ 132
4.15%, 08/15/2049 70 49
4.50%, 11/15/2028 355 350
4.88%, 11/15/2030 405 394
5.20%, 11/15/2032 285 275
5.55%, 11/15/2035 145 139
Leland Stanford Junior University/The
3.65%, 05/01/2048 420 312
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 165
4.68%, 07/01/2114 100 78
Moody's Corp
4.25%, 08/08/2032 65 62
5.00%, 08/05/2034 290 284
5.25%, 07/15/2044 90 82
PayPal Holdings Inc
2.85%, 10/01/2029 755 712
4.40%, 06/01/2032 265 254
5.50%, 06/01/2054 130 116
Quanta Services Inc
5.55%, 08/09/2036 155 153
S&P Global Inc
1.25%, 08/15/2030 280 243
2.50%, 12/01/2029 55 51
3.25%, 12/01/2049 305 201
3.70%, 03/01/2052 100 71
5.25%, 09/15/2033 335 336
TR Finance LLC
5.85%, 04/15/2040 30 29
University of Southern California
5.25%, 10/01/2111 20 18
$ 4,650
Computers - 0 .50%
Accenture Capital Inc
4.75%, 07/10/2029 235 235
5.00%, 07/10/2031 340 339
5.60%, 07/10/2036 300 297
Apple Inc
1.20%, 02/08/2028 430 411
1.25%, 08/20/2030 360 316
1.40%, 08/05/2028 455 430
1.65%, 05/11/2030 550 494
2.40%, 08/20/2050 210 116
2.55%, 08/20/2060 620 316
2.65%, 05/11/2050 600 350
2.65%, 02/08/2051 240 138
2.70%, 08/05/2051 85 49
2.80%, 02/08/2061 550 296
2.90%, 09/12/2027 300 296
2.95%, 09/11/2049 140 88
3.25%, 08/08/2029 260 252
3.35%, 08/08/2032 500 465
3.75%, 11/13/2047 195 144
3.85%, 05/04/2043 400 319
3.85%, 08/04/2046 215 163
3.95%, 08/08/2052 235 174
4.20%, 05/12/2030
(d)
155 153
4.38%, 05/13/2045 305 254
4.50%, 05/12/2032 155 154
4.65%, 02/23/2046 375 324
4.75%, 05/12/2035 155 153
4.85%, 05/10/2053
(d)
320 282
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 228
3.45%, 12/15/2051 346 229
4.35%, 02/01/2030 535 523
4.50%, 02/15/2031 200 195
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Dell International LLC / EMC Corp (continued)
4.75%, 04/01/2028 $ 100 $ 100
5.00%, 02/15/2034 150 145
5.10%, 02/15/2036 200 192
5.25%, 02/01/2028 160 161
5.30%, 10/01/2029 300 303
5.30%, 04/01/2032 150 150
5.40%, 04/15/2034 185 184
8.10%, 07/15/2036 130 151
8.35%, 07/15/2046 26 31
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 155 154
4.55%, 10/15/2029 535 528
4.85%, 10/15/2031 205 202
5.00%, 10/15/2034 470 451
6.20%, 10/15/2035
(d)
75 79
6.35%, 10/15/2045 340 337
HP Inc
4.75%, 01/15/2028 495 495
6.00%, 09/15/2041
(d)
355 348
6.10%, 04/25/2035 150 154
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 261
4.90%, 02/05/2034 265 255
International Business Machines Corp
3.50%, 05/15/2029 410 397
4.00%, 06/20/2042 110 86
4.15%, 05/15/2039 195 163
4.25%, 05/15/2049 600 439
4.40%, 07/27/2032 100 96
4.50%, 02/06/2028 370 370
4.60%, 02/03/2033 200 192
4.65%, 02/10/2028 285 285
4.70%, 02/19/2046 145 117
5.10%, 02/06/2053 160 131
5.60%, 11/30/2039 205 200
5.70%, 02/10/2055 245 217
5.80%, 02/03/2056 165 148
$ 15,705
Consumer Products - 0 .02%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 152
Clorox Co/The
1.80%, 05/15/2030
(d)
350 312
Kimberly-Clark Corp
5.30%, 03/01/2041
(d)
300 294
$ 758
Cosmetics & Personal Care - 0 .16%
Colgate-Palmolive Co
4.20%, 05/01/2030
(d)
330 326
4.60%, 03/01/2028 160 161
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 109
2.38%, 12/01/2029 235 217
Haleon US Capital LLC
3.63%, 03/24/2032 250 232
4.00%, 03/24/2052 250 186
4.63%, 08/21/2029 155 154
5.38%, 08/21/2036 155 154
Kenvue Inc
4.85%, 05/22/2032 155 153
4.90%, 03/22/2033 160 158
5.05%, 03/22/2028 160 161
5.05%, 03/22/2053 330 287
5.10%, 03/22/2043 160 147

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)
Procter & Gamble Co/The
1.20%, 10/29/2030 $ 435 $ 378
3.55%, 03/25/2040 400 332
4.05%, 05/01/2030 175 172
4.10%, 11/03/2032 280 270
4.60%, 05/01/2035 345 335
Unilever Capital Corp
1.38%, 09/14/2030 150 132
1.75%, 08/12/2031 680 587
4.63%, 08/12/2034 320 310
$ 4,961
Diversified Financial Services - 0 .76%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 600 576
3.30%, 01/30/2032 375 338
3.40%, 10/29/2033 150 131
3.88%, 01/23/2028 250 247
4.13%, 02/28/2029 150 147
4.38%, 11/15/2030 150 146
4.75%, 01/15/2033 200 192
4.88%, 04/01/2028 165 165
4.95%, 09/10/2034 330 315
5.10%, 01/19/2029 150 150
5.38%, 12/15/2031 365 366
Ally Financial Inc
2.20%, 11/02/2028 60 57
5.55%, 07/31/2033
(f)
155 152
Secured Overnight Financing Rate + 1.78%
5.74%, 05/15/2029
(f)
170 172
Secured Overnight Financing Rate + 1.96%
8.00%, 11/01/2031 420 462
American Express Co
4.05%, 05/03/2029 100 99
4.05%, 12/03/2042 440 360
4.44%, 05/03/2030
(f)
150 148
Secured Overnight Financing Rate + 0.81%
4.46%, 02/10/2032
(f)
150 146
Secured Overnight Financing Rate + 0.87%
4.73%, 04/25/2029
(f)
305 305
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(f)
345 326
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(f)
305 300
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(f)
215 216
Secured Overnight Financing Rate + 1.02%
5.28%, 07/27/2029
(f)
365 369
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(f)
345 341
Secured Overnight Financing Rate + 1.42%
5.41%, 02/08/2041
(f)
150 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
5.53%, 04/25/2030
(f)
250 254
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(f)
280 283
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(f)
70 74
Secured Overnight Financing Rate + 1.94%
Blackrock Finance Inc
2.10%, 02/25/2032 415 358
2.40%, 04/30/2030 200 184
Blackrock Inc
4.90%, 01/08/2035 260 254
5.35%, 01/08/2055 430 391
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
2.36%, 07/29/2032
(f)
$ 430 $ 370
Secured Overnight Financing Rate + 1.34%
4.49%, 09/11/2031
(f)
300 292
Secured Overnight Financing Rate + 1.25%
5.20%, 09/11/2036
(f)
255 243
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(f)
140 141
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(f)
135 137
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(f)
160 162
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(f)
140 141
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(f)
245 249
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(f)
145 145
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(f)
360 369
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(f)
210 228
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 400 346
1.95%, 12/01/2031 270 232
2.00%, 03/20/2028 115 111
3.20%, 01/25/2028 200 196
3.25%, 05/22/2029
(d)
185 178
4.74%, 05/21/2030
(f)
190 189
Secured Overnight Financing Rate + 0.78%
4.91%, 11/14/2036
(f)
335 319
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(f)
160 163
Secured Overnight Financing Rate + 2.21%
5.66%, 08/12/2037
(f)
155 154
Secured Overnight Financing Rate + 1.32%
6.14%, 08/24/2034
(f)
155 161
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(f)
140 144
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 191
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 100
2.10%, 06/15/2030 400 360
2.65%, 09/15/2040 160 112
3.00%, 09/15/2060 160 89
3.75%, 09/21/2028 160 157
3.95%, 12/01/2028
(d)
145 143
4.00%, 09/15/2027 385 383
4.25%, 09/21/2048 250 196
4.60%, 03/15/2033 220 214
4.70%, 08/20/2029 310 309
4.95%, 06/15/2052 215 185
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 173
2.75%, 10/15/2032 300 254
4.15%, 01/23/2030 225 216
5.13%, 04/28/2031 165 161
5.50%, 02/15/2036 145 137
Legg Mason Inc
5.63%, 01/15/2044 25 24
Mastercard Inc
2.00%, 11/18/2031 375 328
2.95%, 03/15/2051 60 37
3.35%, 03/26/2030 445 424
3.85%, 03/26/2050 350 259

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc (continued)
4.43%, 06/08/2029 $ 150 $ 149
4.55%, 03/15/2028 145 145
4.55%, 01/15/2035
(d)
270 258
4.88%, 03/09/2028 160 161
5.00%, 06/08/2036 150 146
Nasdaq Inc
2.50%, 12/21/2040 55 37
5.35%, 06/28/2028 114 115
5.95%, 08/15/2053 295 287
Nomura Holdings Inc
2.68%, 07/16/2030 450 409
4.90%, 07/01/2030 200 197
5.00%, 06/29/2029 325 324
5.84%, 01/18/2028 320 324
6.09%, 07/12/2033 315 326
Raymond James Financial Inc
4.95%, 07/15/2046 380 330
Sumisho Air Lease Corp
2.10%, 09/01/2028 385 364
2.88%, 01/15/2032 260 230
3.25%, 10/01/2029 200 190
5.10%, 03/01/2029 135 135
5.20%, 07/15/2031 245 243
Synchrony Financial
3.95%, 12/01/2027 360 356
4.95%, 02/25/2032
(f)
150 145
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(f)
155 155
Secured Overnight Financing Rate + 1.40%
5.45%, 10/15/2030
(f)
155 155
Secured Overnight Financing Rate + 1.35%
Visa Inc
1.10%, 02/15/2031 60 52
2.00%, 08/15/2050 160 82
2.70%, 04/15/2040 155 114
2.75%, 09/15/2027 150 148
4.10%, 02/12/2031 150 147
4.15%, 12/14/2035 500 466
4.30%, 12/14/2045 400 330
4.70%, 02/12/2036 150 145
$ 23,956
Electric - 2 .21%
AEP Texas Inc
2.10%, 07/01/2030 370 332
3.45%, 01/15/2050 50 33
3.45%, 05/15/2051 60 39
4.70%, 05/15/2032 225 218
5.25%, 05/15/2052 105 91
AEP Transmission Co LLC
2.75%, 08/15/2051 60 35
4.00%, 12/01/2046 350 269
4.50%, 06/15/2052 325 259
5.25%, 06/01/2036 150 147
5.40%, 03/15/2053 360 328
AES Corp/The
2.45%, 01/15/2031 360 318
5.20%, 07/15/2029 30 30
Alabama Power Co
1.45%, 09/15/2030 375 328
3.13%, 07/15/2051 60 38
3.70%, 12/01/2047 205 147
3.75%, 03/01/2045 235 176
4.30%, 03/15/2031 155 151
Ameren Corp
1.75%, 03/15/2028 60 57
5.00%, 01/15/2029 130 131
5.00%, 05/15/2036 150 143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Ameren Illinois Co
1.55%, 11/15/2030 $ 65 $ 57
3.25%, 03/15/2050 75 49
3.85%, 09/01/2032 355 332
4.15%, 03/15/2046 330 260
5.63%, 03/01/2055 160 150
American Electric Power Co Inc
2.30%, 03/01/2030 155 141
5.63%, 03/01/2033 160 163
6.05%, 03/15/2056
(f)
420 409
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Arizona Public Service Co
2.60%, 08/15/2029 290 272
2.65%, 09/15/2050 150 86
5.90%, 08/15/2055 185 176
Baltimore Gas and Electric Co
2.25%, 06/15/2031 380 335
4.55%, 06/01/2052 220 174
5.15%, 06/01/2033 150 149
5.45%, 06/01/2035 155 154
5.65%, 06/01/2054 130 121
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 313
2.85%, 05/15/2051 85 49
3.80%, 07/15/2048 325 233
4.60%, 05/01/2053 355 281
5.15%, 11/15/2043 200 181
6.13%, 04/01/2036 350 364
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 40
4.25%, 02/01/2049
(d)
250 197
4.85%, 04/01/2036 355 339
4.95%, 04/01/2033 160 157
4.95%, 08/15/2035 155 150
5.20%, 10/01/2028 160 162
CenterPoint Energy Inc
2.95%, 03/01/2030 88 82
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 55
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 365 226
3.13%, 03/15/2051 420 263
4.00%, 03/01/2048 370 277
4.55%, 06/01/2031 150 147
5.30%, 06/01/2034 130 130
5.30%, 02/01/2053 160 143
5.65%, 06/01/2054 130 122
5.95%, 06/01/2055 60 58
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 52
4.00%, 04/01/2048 425 324
4.95%, 01/15/2030 300 301
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 305 271
3.00%, 12/01/2060 295 165
3.70%, 11/15/2059 80 52
3.88%, 06/15/2047 300 221
4.30%, 12/01/2056 250 187
4.63%, 12/01/2054 200 158
5.15%, 06/15/2036 150 146
5.20%, 03/01/2033 160 160
5.30%, 03/01/2035 300 298
5.75%, 11/15/2055 145 136
6.15%, 11/15/2052 155 155
6.30%, 08/15/2037 200 210

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Consolidated Edison Co of New York Inc
(continued)
6.75%, 04/01/2038 $ 160 $ 174
Constellation Energy Generation LLC
3.90%, 01/08/2028 295 292
4.55%, 06/01/2029 150 149
4.80%, 01/15/2032 150 147
5.30%, 06/01/2036 150 145
5.60%, 06/15/2042 95 91
Consumers Energy Co
4.35%, 04/15/2049 300 239
4.50%, 01/15/2031 175 172
4.60%, 05/30/2029 135 135
4.70%, 01/15/2030 155 154
4.90%, 02/15/2029 155 156
4.90%, 08/15/2031 155 154
5.05%, 05/15/2035 320 313
Dayton Power & Light Co/The
4.55%, 08/15/2030 50 49
Dominion Energy Inc
3.30%, 04/15/2041 60 44
3.38%, 04/01/2030 440 416
4.60%, 05/15/2028 280 279
4.90%, 08/01/2041 360 318
5.25%, 08/01/2033 180 178
5.35%, 06/15/2036 150 146
5.38%, 11/15/2032 410 411
5.45%, 03/15/2035 315 311
5.95%, 06/15/2035 200 204
6.25%, 12/15/2056
(f)
150 148
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%
DTE Electric Co
1.90%, 04/01/2028 40 38
2.63%, 03/01/2031 250 227
3.70%, 03/15/2045 200 149
5.20%, 03/01/2034 130 130
5.25%, 05/15/2035 155 153
5.40%, 04/01/2053 160 147
5.55%, 03/01/2056 295 273
DTE Energy Co
4.88%, 06/01/2028 105 105
5.05%, 10/01/2035 155 149
5.20%, 04/01/2030 245 246
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 116
4.65%, 06/15/2031 150 148
4.95%, 01/15/2033 340 336
5.25%, 03/15/2035 345 341
5.30%, 02/15/2040 125 120
5.35%, 01/15/2053 160 144
5.40%, 01/15/2054 135 123
6.05%, 04/15/2038 230 239
Duke Energy Corp
3.30%, 06/15/2041 60 44
3.50%, 06/15/2051 60 39
3.75%, 09/01/2046 240 172
3.95%, 08/15/2047 150 109
4.20%, 06/15/2049 150 112
4.50%, 08/15/2032 340 328
4.80%, 12/15/2045 230 195
4.85%, 01/05/2029 295 295
4.95%, 09/15/2035 265 253
5.00%, 08/15/2052 240 199
5.45%, 06/15/2034 190 190
5.70%, 09/15/2055 205 188
5.80%, 06/15/2054 190 176
6.10%, 09/15/2053 160 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/2030 $ 365 $ 326
2.50%, 12/01/2029 255 237
3.40%, 10/01/2046 445 310
4.20%, 12/01/2030 305 297
5.88%, 11/15/2033 145 150
5.95%, 11/15/2052 155 151
6.40%, 06/15/2038 505 535
Duke Energy Indiana LLC
2.75%, 04/01/2050 240 140
4.95%, 03/15/2036 40 38
5.40%, 04/01/2053 160 144
5.90%, 05/15/2055 155 151
Duke Energy Progress LLC
2.50%, 08/15/2050 160 88
5.55%, 03/15/2055 150 138
Edison International
5.00%, 05/05/2028 160 160
Emera US Finance LP
4.75%, 06/15/2046 445 367
Entergy Arkansas LLC
2.65%, 06/15/2051 45 25
4.20%, 04/01/2049 300 230
4.95%, 01/15/2036 150 144
5.15%, 01/15/2033 160 159
Entergy Corp
1.90%, 06/15/2028 35 33
2.40%, 06/15/2031 60 53
6.50%, 12/15/2056
(f)
155 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.88%
Entergy Louisiana LLC
2.90%, 03/15/2051 35 21
3.10%, 06/15/2041 60 44
3.12%, 09/01/2027 200 198
4.75%, 09/15/2052 415 343
5.15%, 09/15/2034 345 340
5.65%, 04/15/2056 150 139
5.80%, 03/15/2055 390 369
6.20%, 09/15/2056 155 155
Entergy Mississippi LLC
5.05%, 04/15/2036 150 144
Entergy Texas Inc
1.75%, 03/15/2031 150 130
4.00%, 03/30/2029 170 167
5.20%, 06/15/2036 150 146
Evergy Inc
6.40%, 02/15/2057
(f)
155 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Evergy Kansas Central Inc
5.25%, 03/15/2035 320 314
5.70%, 03/15/2053 160 152
Evergy Metro Inc
2.25%, 06/01/2030 155 141
5.13%, 08/15/2035 155 150
Eversource Energy
1.65%, 08/15/2030 380 334
4.45%, 12/15/2030 155 151
5.13%, 05/15/2033 160 157
Exelon Corp
3.35%, 03/15/2032 65 59
4.95%, 03/15/2036 150 142
5.10%, 06/15/2045 95 83
5.13%, 03/15/2031 165 165
5.15%, 03/15/2029 125 126

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp (continued)
6.50%, 03/15/2055
(f)
$ 225 $ 227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033 155 150
Florida Power & Light Co
2.45%, 02/03/2032 335 295
2.88%, 12/04/2051 295 176
3.70%, 12/01/2047 230 166
4.05%, 10/01/2044 335 263
4.13%, 02/01/2042 300 248
4.40%, 05/15/2028 160 160
4.70%, 02/15/2036 445 421
4.80%, 05/15/2033 270 264
5.10%, 04/01/2033 160 159
5.30%, 06/15/2034 130 130
5.60%, 06/15/2054 130 122
5.65%, 02/01/2037 250 254
5.70%, 03/15/2055 145 138
5.75%, 06/01/2056 150 144
Georgia Power Co
4.30%, 03/15/2042 460 386
4.55%, 03/15/2030 340 336
4.60%, 06/15/2029 150 149
4.65%, 05/16/2028 160 160
4.70%, 05/15/2032 65 64
5.50%, 10/01/2055
(d)
160 147
Indiana Michigan Power Co
5.60%, 03/15/2056 280 260
Interstate Power and Light Co
2.30%, 06/01/2030 40 36
4.10%, 09/26/2028 200 197
5.10%, 09/30/2031 55 55
5.60%, 06/29/2035 160 161
5.60%, 10/01/2055 155 143
Jersey Central Power & Light Co
4.40%, 01/15/2031 155 151
4.60%, 01/15/2030 150 148
Kentucky Utilities Co
3.30%, 06/01/2050 385 251
5.85%, 08/15/2055 205 197
MidAmerican Energy Co
3.15%, 04/15/2050 485 310
3.65%, 04/15/2029 285 277
4.25%, 07/15/2049 215 167
5.30%, 02/01/2055 135 121
Mississippi Power Co
4.25%, 03/15/2042 30 25
Monongahela Power Co
4.45%, 08/15/2029
(i)
150 148
National Rural Utilities Cooperative Finance Corp
4.05%, 02/09/2029 150 147
4.12%, 09/16/2027 135 135
4.15%, 08/25/2028 155 154
4.15%, 12/15/2032 365 344
4.40%, 05/11/2029 160 158
4.80%, 03/15/2028 365 366
5.00%, 02/07/2031 135 135
5.15%, 06/15/2029 130 131
Nevada Power Co
2.40%, 05/01/2030 200 183
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 425 405
2.25%, 06/01/2030 500 453
2.75%, 11/01/2029 270 254
4.40%, 03/01/2031 150 147
4.69%, 09/01/2027 80 80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc (continued)
4.90%, 02/28/2028 $ 160 $ 161
4.90%, 03/15/2029 135 135
5.00%, 07/15/2032 70 69
5.05%, 03/15/2030 200 201
5.25%, 03/15/2034 135 133
5.25%, 02/28/2053 160 138
5.45%, 03/15/2035 375 371
5.90%, 03/15/2055 145 136
6.50%, 08/15/2055
(f)
285 286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 54
2.60%, 06/01/2051 97 56
2.90%, 03/01/2050 70 44
5.05%, 05/15/2035 175 171
5.10%, 05/15/2053 330 287
5.35%, 11/01/2039 30 29
5.65%, 05/15/2055 155 146
NSTAR Electric Co
4.55%, 06/01/2052 65 52
4.95%, 09/15/2052 290 247
5.20%, 03/01/2035 240 236
5.40%, 06/01/2034 130 130
Ohio Power Co
1.63%, 01/15/2031 265 229
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 500 314
3.75%, 04/01/2045 420 313
4.15%, 06/01/2032 65 62
4.30%, 05/15/2028 285 283
4.55%, 09/15/2032 195 189
4.60%, 06/01/2052 65 52
4.65%, 11/01/2029 140 139
5.55%, 06/15/2054 235 217
Pacific Gas and Electric Co
2.50%, 02/01/2031 845 752
3.30%, 08/01/2040 155 112
3.50%, 08/01/2050 850 541
4.20%, 06/01/2041 195 153
5.05%, 11/15/2031 150 148
5.05%, 10/15/2032 330 322
5.20%, 05/01/2036 150 142
5.70%, 03/01/2035 150 148
5.80%, 05/15/2034 325 325
5.85%, 11/01/2036 155 153
5.90%, 06/15/2032 60 61
5.90%, 10/01/2054 135 122
6.10%, 01/15/2029 360 368
6.30%, 08/15/2056 150 143
6.75%, 01/15/2053 375 375
PacifiCorp
2.90%, 06/15/2052 60 34
5.30%, 02/15/2031 265 266
5.35%, 12/01/2053 155 133
5.50%, 05/15/2054 160 140
6.00%, 01/15/2039 310 307
6.25%, 10/15/2037 330 336
PECO Energy Co
2.80%, 06/15/2050 110 65
2.85%, 09/15/2051 150 88
4.38%, 08/15/2052 360 279
4.60%, 05/15/2052 20 16
4.88%, 09/15/2035 335 323
4.90%, 06/15/2033 200 197
PPL Capital Funding Inc
5.25%, 09/01/2034 335 329

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.00%, 10/01/2049 $ 70 $ 44
3.95%, 06/01/2047 100 76
4.85%, 02/15/2034 65 63
5.00%, 05/15/2033 160 158
Public Service Co of Colorado
1.88%, 06/15/2031 385 333
2.70%, 01/15/2051 95 54
3.20%, 03/01/2050 250 160
5.15%, 09/15/2035 355 345
5.25%, 04/01/2053 200 176
5.35%, 05/15/2034 195 194
5.85%, 05/15/2055 160 153
6.20%, 08/15/2056 155 155
Public Service Co of New Hampshire
4.40%, 07/01/2028 155 155
Public Service Co of Oklahoma
5.20%, 01/15/2035 235 229
5.25%, 01/15/2033 160 159
6.30%, 08/15/2056 155 154
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 100
3.65%, 09/01/2028 200 196
3.80%, 03/01/2046 410 307
4.20%, 01/01/2031 150 145
4.85%, 08/01/2034 220 213
4.90%, 08/15/2035 265 257
5.30%, 08/01/2054 140 126
5.45%, 08/01/2053 155 143
Public Service Enterprise Group Inc
4.80%, 06/15/2031 150 148
4.90%, 03/15/2030 75 75
5.88%, 10/15/2028 160 163
6.13%, 10/15/2033 160 166
Puget Sound Energy Inc
2.89%, 09/15/2051 170 102
5.60%, 09/15/2055 155 143
San Diego Gas & Electric Co
1.70%, 10/01/2030 840 738
3.32%, 04/15/2050 155 100
3.70%, 03/15/2052 65 45
4.50%, 08/15/2040 50 43
5.95%, 03/15/2056 165 159
Sempra
4.00%, 02/01/2048 70 51
6.55%, 04/01/2055
(f)
380 373
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 365 328
2.85%, 08/01/2029 260 244
3.45%, 02/01/2052 65 41
3.65%, 02/01/2050 320 210
4.00%, 04/01/2047 450 320
4.95%, 09/15/2031 150 147
5.25%, 03/15/2030 175 175
5.30%, 03/01/2028 160 161
5.45%, 06/01/2031 200 200
5.45%, 03/01/2035 215 209
5.50%, 03/15/2040 175 161
5.65%, 10/01/2028 160 162
5.70%, 03/01/2053 160 141
5.85%, 11/01/2027 155 157
5.90%, 03/01/2055 105 94
5.95%, 02/01/2038 30 30
6.00%, 01/15/2034 205 207
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
1.75%, 03/15/2028 $ 60 $ 57
4.40%, 07/01/2046 515 415
5.20%, 06/15/2033 160 158
5.50%, 03/15/2029 160 163
5.70%, 10/15/2032 335 342
5.70%, 03/15/2034 400 406
Southern Power Co
4.90%, 10/01/2035 345 326
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 250 246
Southwestern Public Service Co
4.50%, 08/15/2041 150 130
5.30%, 08/15/2036 150 146
6.00%, 06/01/2054 195 190
Tampa Electric Co
3.45%, 03/15/2051 100 67
Tucson Electric Power Co
1.50%, 08/01/2030 105 92
3.25%, 05/01/2051 60 39
Union Electric Co
2.15%, 03/15/2032 60 52
2.63%, 03/15/2051 330 189
5.45%, 03/15/2053 160 147
5.55%, 03/15/2056 150 138
Virginia Electric and Power Co
2.30%, 11/15/2031 265 231
2.45%, 12/15/2050 340 183
2.95%, 11/15/2051 120 71
5.05%, 08/15/2034 340 332
5.45%, 04/01/2053 310 279
5.55%, 08/15/2054 150 137
5.60%, 09/15/2055 295 272
5.70%, 03/15/2056 295 275
6.00%, 05/15/2037 75 77
6.30%, 08/15/2056 93 94
8.88%, 11/15/2038 225 284
WEC Energy Group Inc
1.38%, 10/15/2027 130 126
2.20%, 12/15/2028 60 57
Wisconsin Electric Power Co
4.15%, 10/15/2030 160 155
4.75%, 09/30/2032 180 177
5.10%, 06/15/2036 150 146
Wisconsin Power and Light Co
5.70%, 12/15/2055
(d)
160 149
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 288
Xcel Energy Inc
2.60%, 12/01/2029 140 130
4.60%, 06/01/2032 40 39
4.75%, 03/21/2028 155 155
5.75%, 12/03/2056
(f)
115 112
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 69,971
Electronics - 0 .08%
Amphenol Corp
3.90%, 11/15/2028 155 153
4.13%, 11/15/2030 310 300
4.40%, 02/15/2033 155 148
5.00%, 01/15/2035 475 463
5.30%, 11/15/2055 155 140
Emerson Electric Co
2.20%, 12/21/2031 495 433

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc
1.75%, 09/01/2031 $ 460 $ 395
1.95%, 06/01/2030 450 405
3.81%, 11/21/2047 100 74
Tyco Electronics Group SA
4.88%, 02/09/2036 145 138
7.13%, 10/01/2037 37 42
$ 2,691
Environmental Control - 0 .15%
Republic Services Inc
1.75%, 02/15/2032 335 283
2.30%, 03/01/2030 685 628
3.38%, 11/15/2027 385 380
5.00%, 11/15/2029 130 131
5.00%, 04/01/2034 320 316
5.00%, 07/15/2036 150 145
5.15%, 03/15/2035 75 74
Waste Connections Inc
2.20%, 01/15/2032 120 104
4.20%, 01/15/2033 435 412
Waste Management Inc
2.00%, 06/01/2029 60 56
2.50%, 11/15/2050 75 43
3.15%, 11/15/2027 790 778
4.15%, 04/15/2032 100 96
4.63%, 02/15/2033 160 156
4.65%, 03/15/2030 310 308
4.88%, 02/15/2029 310 311
4.95%, 07/03/2031 130 130
4.95%, 03/15/2035 310 303
5.35%, 10/15/2054 240 222
$ 4,876
Finance - Mortgage Loan/Banker - 0 .19%
Fannie Mae
0.75%, 10/08/2027 270 260
0.88%, 08/05/2030 510 444
5.63%, 07/15/2037 65 69
6.25%, 05/15/2029 750 785
6.63%, 11/15/2030 230 248
7.13%, 01/15/2030 250 271
7.25%, 05/15/2030 249 273
Federal Home Loan Banks
3.25%, 11/16/2028 950 929
3.50%, 09/09/2027 230 228
3.50%, 10/04/2027 300 298
3.50%, 03/03/2028 290 287
4.00%, 06/30/2028 400 398
4.13%, 06/01/2028 150 149
5.50%, 07/15/2036 370 388
Freddie Mac
6.25%, 07/15/2032 280 304
6.75%, 03/15/2031 543 593
$ 5,924
Food - 0 .30%
Campbell's Company/The
4.15%, 03/15/2028 185 183
Conagra Brands Inc
1.38%, 11/01/2027 100 96
4.85%, 11/01/2028 140 139
5.30%, 11/01/2038 85 78
5.40%, 08/01/2031 155 154
5.40%, 11/01/2048 445 379
General Mills Inc
2.25%, 10/14/2031 775 676
4.88%, 01/30/2030 140 140
4.95%, 03/29/2033 160 157
5.50%, 10/17/2028 160 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Hershey Co/The
2.65%, 06/01/2050 $ 185 $ 109
J M Smucker Co/The
2.13%, 03/15/2032
(d)
19 16
5.90%, 11/15/2028 245 251
6.50%, 11/15/2043 235 247
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.50%, 01/15/2036 355 346
5.63%, 03/10/2037
(i)
150 146
5.75%, 04/01/2033 318 323
6.25%, 03/01/2056 205 193
6.38%, 02/25/2055 215 205
6.38%, 04/15/2066 155 145
6.50%, 12/01/2052 265 257
6.75%, 03/15/2034 33 35
Kellanova
2.10%, 06/01/2030 155 140
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
4.38%, 06/01/2046 128 100
4.88%, 10/01/2049 200 163
5.00%, 06/04/2042 200 175
5.20%, 03/15/2032 145 145
5.20%, 07/15/2045 170 148
6.50%, 02/09/2040 200 206
Kroger Co/The
1.70%, 01/15/2031 60 52
4.45%, 02/01/2047 345 274
5.00%, 09/15/2034 200 193
5.15%, 08/01/2043 300 270
5.40%, 07/15/2040 30 28
5.50%, 09/15/2054 270 242
5.65%, 09/15/2064 210 188
McCormick & Co Inc/MD
1.85%, 02/15/2031 60 52
Mondelez International Inc
1.50%, 02/04/2031 360 311
2.63%, 09/04/2050 165 95
4.25%, 05/06/2028 155 154
4.50%, 05/06/2030
(d)
155 153
4.75%, 08/28/2034
(d)
145 139
Sysco Corp
2.40%, 02/15/2030 250 229
2.45%, 12/14/2031 115 101
4.40%, 07/25/2031 160 154
4.85%, 10/01/2045 250 211
5.40%, 03/23/2035 315 309
5.75%, 01/17/2029 145 148
Tyson Foods Inc
4.55%, 06/02/2047 350 286
4.88%, 08/15/2034 255 244
4.95%, 02/20/2036 150 143
5.10%, 08/24/2031 155 154
$ 9,653
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 21
International Paper Co
4.80%, 06/15/2044 200 169
Suzano Austria GmbH
2.50%, 09/15/2028 255 243
Suzano Netherlands BV
5.50%, 01/15/2036 375 360
$ 793

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .15%
Atmos Energy Corp
1.50%, 01/15/2031 $ 375 $ 325
3.38%, 09/15/2049 145 98
4.13%, 10/15/2044 140 113
5.45%, 01/15/2056 160 147
5.75%, 10/15/2052 210 202
5.90%, 11/15/2033 160 166
6.20%, 11/15/2053 120 122
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 132
4.40%, 07/01/2032 70 67
5.25%, 03/01/2028 160 161
NiSource Inc
3.60%, 05/01/2030 320 306
4.38%, 05/15/2047 190 150
4.75%, 05/18/2031 150 148
5.00%, 06/15/2052 135 114
5.25%, 03/30/2028 65 65
5.35%, 07/15/2035 305 300
5.40%, 06/30/2033 160 161
5.65%, 02/01/2045 250 235
5.85%, 04/01/2055 155 146
Southern California Gas Co
2.55%, 02/01/2030 215 199
4.30%, 01/15/2049 195 152
5.05%, 09/01/2034 320 312
5.45%, 06/15/2035 155 154
5.75%, 06/01/2053 160 150
6.00%, 06/15/2055 145 141
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 140
3.15%, 09/30/2051 60 38
5.10%, 09/15/2035 155 150
6.05%, 09/15/2056
(f)
100 99
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
$ 4,693
Hand & Machine Tools - 0 .02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 637
2.75%, 11/15/2050 85 48
$ 685
Healthcare - Products - 0 .34%
Abbott Laboratories
3.70%, 03/09/2029 295 288
4.00%, 03/15/2031 295 284
4.30%, 03/15/2033 295 282
4.65%, 03/15/2036 295 279
4.75%, 11/30/2036 350 334
4.75%, 03/15/2038 375 352
4.75%, 04/15/2043 300 267
4.90%, 11/30/2046 210 187
5.30%, 05/27/2040 300 293
5.50%, 03/15/2056 295 276
5.60%, 03/15/2066 295 275
Agilent Technologies Inc
2.10%, 06/04/2030 155 140
2.30%, 03/12/2031 60 53
Baxter International Inc
1.73%, 04/01/2031 85 72
2.27%, 12/01/2028 665 627
2.54%, 02/01/2032 261 224
Boston Scientific Corp
2.65%, 06/01/2030 350 323
Danaher Corp
2.60%, 10/01/2050 150 85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
DH Europe Finance II Sarl
2.60%, 11/15/2029 $ 150 $ 140
3.25%, 11/15/2039 420 328
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 155
5.50%, 06/15/2035 155 154
5.65%, 11/15/2027 355 359
5.86%, 03/15/2030 155 159
5.91%, 11/22/2032 155 161
6.38%, 11/22/2052 155 158
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
Medtronic Global Holdings SCA
4.25%, 03/30/2028
(d)
160 159
Medtronic Inc
4.38%, 03/15/2035 500 470
4.63%, 03/15/2045 286 248
Revvity Inc
1.90%, 09/15/2028 45 42
Stryker Corp
1.95%, 06/15/2030 600 539
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 100 85
4.70%, 02/10/2028
(d)
545 546
4.85%, 12/08/2028 135 135
5.20%, 02/10/2035 145 144
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 56
2.60%, 10/01/2029 145 136
2.80%, 10/15/2041 650 457
4.20%, 03/01/2031 120 116
4.55%, 06/15/2033 150 145
4.79%, 10/07/2035 200 192
4.80%, 11/21/2027 155 156
5.09%, 08/10/2033 300 299
5.40%, 08/10/2043 150 143
5.55%, 02/12/2046 150 143
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 410 362
$ 10,876
Healthcare - Services - 0 .65%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 296
Aetna Inc
6.75%, 12/15/2037 205 218
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 102
Cigna Group/The
2.40%, 03/15/2030 391 359
3.20%, 03/15/2040 375 283
3.40%, 03/15/2051 90 59
3.88%, 10/15/2047 55 40
4.38%, 10/15/2028 310 308
4.80%, 08/15/2038 445 410
4.80%, 07/15/2046 445 376
4.88%, 09/15/2032 155 152
5.13%, 05/15/2031 265 266
5.25%, 01/15/2036 230 225
5.60%, 02/15/2054 275 253
6.00%, 01/15/2056 155 151
CommonSpirit Health
4.35%, 11/01/2042 190 160
Elevance Health Inc
3.13%, 05/15/2050 75 46
3.60%, 03/15/2051 60 40
4.10%, 03/01/2028 255 253
4.38%, 12/01/2047 300 235
4.60%, 09/15/2032 270 261

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc (continued)
4.65%, 01/15/2043 $ 330 $ 282
4.75%, 02/15/2030 285 283
4.75%, 02/15/2033 160 155
5.20%, 02/15/2035 205 201
5.38%, 06/15/2034 200 199
5.65%, 06/15/2054 130 119
5.70%, 02/15/2055 265 245
5.70%, 09/15/2055 175 162
6.10%, 10/15/2052 155 151
HCA Inc
2.38%, 07/15/2031 60 53
3.38%, 03/15/2029 270 260
3.50%, 09/01/2030 680 641
3.50%, 07/15/2051 260 167
4.13%, 06/15/2029 155 152
4.38%, 03/15/2042 65 54
4.60%, 11/15/2032 170 163
5.00%, 03/01/2028 315 316
5.00%, 05/15/2033 150 146
5.20%, 06/01/2028 160 161
5.45%, 04/01/2031 380 384
5.45%, 09/15/2034 400 397
5.50%, 03/01/2032 145 146
5.50%, 06/01/2033 160 161
5.50%, 06/15/2047 240 215
5.60%, 04/01/2034 130 131
5.70%, 11/15/2055 170 154
5.75%, 03/01/2035 220 222
5.95%, 09/15/2054 210 196
6.00%, 04/01/2054 200 189
Humana Inc
2.15%, 02/03/2032 150 128
3.13%, 08/15/2029 325 309
4.95%, 10/01/2044 320 269
5.50%, 03/15/2053 160 139
5.55%, 05/01/2035 235 230
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 396
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 434
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 228
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 181
Quest Diagnostics Inc
2.95%, 06/30/2030 155 144
4.60%, 12/15/2027 220 220
5.00%, 12/15/2034 225 219
5.00%, 06/30/2036 150 144
UnitedHealth Group Inc
2.00%, 05/15/2030 200 180
2.30%, 05/15/2031 365 324
2.75%, 05/15/2040 155 111
2.88%, 08/15/2029 150 142
2.90%, 05/15/2050 575 348
3.05%, 05/15/2041 330 240
3.25%, 05/15/2051 435 279
3.50%, 08/15/2039 125 100
4.25%, 01/15/2029 330 326
4.25%, 04/15/2047 320 252
4.25%, 06/15/2048 300 234
4.40%, 06/15/2028 390 388
4.45%, 12/15/2048 95 76
4.63%, 07/15/2035 230 217
4.70%, 04/15/2029 105 105
4.75%, 07/15/2045 250 214
4.75%, 05/15/2052 155 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
4.80%, 01/15/2030 $ 250 $ 250
4.90%, 04/15/2031 210 209
4.95%, 01/15/2032 250 248
5.00%, 04/15/2034 210 206
5.15%, 07/15/2034 250 247
5.20%, 04/15/2063 320 271
5.30%, 06/15/2035 75 75
5.35%, 02/15/2033 415 418
5.50%, 07/15/2044 250 236
5.50%, 04/15/2064 210 186
5.63%, 07/15/2054 320 297
5.88%, 02/15/2053 310 298
5.95%, 06/15/2055 40 39
6.88%, 02/15/2038 200 221
$ 20,503
Home Builders - 0 .00%
DR Horton Inc
1.40%, 10/15/2027 150 145
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 241
Insurance - 0 .59%
Allstate Corp/The
1.45%, 12/15/2030 380 327
3.85%, 08/10/2049 200 144
5.25%, 03/30/2033 290 290
American International Group Inc
4.38%, 06/30/2050 100 79
4.75%, 04/01/2048 250 211
5.13%, 03/27/2033 255 252
5.45%, 05/07/2035 250 249
Aon Corp
2.80%, 05/15/2030 155 143
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 44
2.90%, 08/23/2051 60 35
5.00%, 09/12/2032 260 256
5.35%, 02/28/2033 160 160
Aon North America Inc
5.15%, 03/01/2029 190 191
5.45%, 03/01/2034 325 323
5.75%, 03/01/2054 260 240
Arch Capital Group Ltd
5.25%, 06/15/2036 140 136
5.95%, 06/15/2056 80 78
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 290
4.85%, 12/15/2029 220 219
5.15%, 02/15/2035 440 427
5.55%, 02/15/2055 220 199
Athene Holding Ltd
4.13%, 01/12/2028 300 297
6.15%, 08/15/2036 155 153
6.25%, 04/01/2054 300 269
6.63%, 05/19/2055 155 146
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 50
2.85%, 10/15/2050 100 60
2.88%, 03/15/2032 250 228
3.85%, 03/15/2052 440 316
4.20%, 08/15/2048 270 211
4.25%, 01/15/2049 250 195
4.30%, 05/15/2043 235 199
5.75%, 01/15/2040 25 26
Brighthouse Financial Inc
4.70%, 06/22/2047 300 196

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Brown & Brown Inc
4.90%, 06/23/2030 $ 60 $ 59
5.25%, 06/23/2032 155 153
5.55%, 06/23/2035 245 239
6.25%, 06/23/2055 205 197
Chubb INA Holdings LLC
1.38%, 09/15/2030 415 361
2.85%, 12/15/2051 30 18
3.05%, 12/15/2061 545 311
4.35%, 11/03/2045 365 301
4.65%, 08/15/2029 145 145
5.00%, 03/15/2034 215 211
6.00%, 05/11/2037 175 181
CNA Financial Corp
2.05%, 08/15/2030 160 142
Corebridge Financial Inc
3.85%, 04/05/2029 180 175
3.90%, 04/05/2032 390 361
5.90%, 08/20/2036 155 156
6.05%, 09/15/2033 160 164
Equitable Holdings Inc
4.35%, 04/20/2028 47 47
5.00%, 04/20/2048 312 261
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 117
Lincoln National Corp
3.40%, 01/15/2031 155 144
6.30%, 10/09/2037 240 246
Manulife Financial Corp
5.38%, 03/04/2046 355 328
Markel Group Inc
3.45%, 05/07/2052 75 48
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 220 218
4.55%, 11/08/2027 140 140
4.85%, 11/15/2031 290 286
4.90%, 03/15/2049 110 93
4.95%, 03/15/2036 160 153
5.00%, 03/15/2035 275 265
5.40%, 09/15/2033 160 161
5.40%, 03/15/2055 220 198
5.70%, 09/15/2053 160 151
6.25%, 11/01/2052 155 157
MetLife Inc
4.05%, 03/01/2045 250 196
4.13%, 08/13/2042 250 203
4.60%, 05/13/2046 195 163
4.88%, 11/13/2043 50 44
5.25%, 01/15/2054 240 214
5.30%, 12/15/2034 280 279
5.38%, 07/15/2033 160 162
5.70%, 06/15/2035 300 305
5.85%, 03/15/2056
(f)
150 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
Progressive Corp/The
3.70%, 03/15/2052 210 147
4.13%, 04/15/2047 430 335
4.35%, 04/25/2044 30 25
4.95%, 06/15/2033 160 159
5.15%, 03/26/2036 370 361
Prudential Financial Inc
2.10%, 03/10/2030
(d)
400 365
3.70%, 10/01/2050
(f)
160 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 545
5.20%, 03/14/2035 150 147
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Financial Inc (continued)
5.70%, 12/14/2036 $ 200 $ 203
5.70%, 09/15/2048
(f)
270 270
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 56
4.00%, 05/30/2047 175 134
4.95%, 07/24/2031 75 75
5.05%, 07/24/2035 230 224
5.45%, 05/25/2053 200 184
6.25%, 06/15/2037 250 265
W R Berkley Corp
4.00%, 05/12/2050 75 55
Willis North America Inc
2.95%, 09/15/2029 150 141
3.88%, 09/15/2049 140 99
5.35%, 05/15/2033 160 159
$ 18,633
Internet - 1 .02%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 500 447
3.15%, 02/09/2051 200 126
3.40%, 12/06/2027 860 848
4.20%, 12/06/2047 200 155
Alphabet Inc
1.10%, 08/15/2030 625 543
1.90%, 08/15/2040 540 344
3.70%, 02/15/2029 240 235
3.88%, 11/15/2028 270 266
4.00%, 05/15/2030 630 613
4.10%, 11/15/2030 155 150
4.38%, 11/15/2032 155 149
4.40%, 02/15/2033 295 282
4.50%, 08/10/2028
(d)
310 310
4.63%, 08/10/2029 310 309
4.70%, 11/15/2035 515 488
4.80%, 02/15/2036 675 643
4.88%, 08/15/2031 155 154
5.20%, 08/15/2033 310 309
5.25%, 05/15/2055 355 307
5.30%, 05/15/2065 330 278
5.35%, 11/15/2045 365 334
5.45%, 08/15/2036 310 308
5.45%, 11/15/2055 395 350
5.50%, 02/15/2046 150 139
5.65%, 02/15/2056 295 270
5.75%, 02/15/2066 295 265
6.38%, 08/15/2056 615 619
Amazon.com Inc
1.50%, 06/03/2030 365 323
1.65%, 05/12/2028 400 381
2.10%, 05/12/2031 410 361
2.50%, 06/03/2050 285 154
2.88%, 05/12/2041 210 150
3.10%, 05/12/2051 210 127
3.25%, 05/12/2061 400 228
3.60%, 04/13/2032 145 135
3.88%, 08/22/2037 570 495
3.90%, 11/20/2028 475 468
3.95%, 04/13/2052 540 383
4.00%, 03/13/2029 460 452
4.05%, 08/22/2047 500 373
4.25%, 03/13/2031 590 572
4.25%, 08/22/2057 350 252
4.35%, 03/20/2033 380 362
4.55%, 03/13/2033 445 429
4.60%, 07/09/2029 300 299
4.65%, 11/20/2035 635 598

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc (continued)
4.70%, 12/01/2032 $ 420 $ 413
4.80%, 07/09/2031 605 599
4.80%, 12/05/2034 250 243
4.88%, 03/13/2036 1,180 1,122
4.95%, 12/05/2044 180 160
5.10%, 07/09/2033 300 297
5.30%, 07/09/2036 300 294
5.45%, 11/20/2055 145 128
5.55%, 11/20/2065 255 221
5.80%, 03/13/2056 500 461
5.95%, 03/13/2066 295 272
6.00%, 07/09/2046 300 292
6.10%, 07/09/2056 300 290
6.25%, 07/09/2066 460 443
eBay Inc
2.60%, 05/10/2031 360 322
3.65%, 05/10/2051 400 276
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 157
Expedia Group Inc
2.95%, 03/15/2031 263 239
5.50%, 04/15/2036 375 364
Meta Platforms Inc
3.85%, 08/15/2032 435 403
4.20%, 11/15/2030 675 654
4.30%, 08/15/2029 405 402
4.45%, 08/15/2052 425 305
4.55%, 05/15/2031 150 147
4.60%, 05/15/2028 195 195
4.60%, 11/15/2032 620 595
4.75%, 08/15/2034 475 452
4.80%, 05/15/2030 100 100
4.88%, 05/15/2033 150 145
4.88%, 11/15/2035
(d)
610 571
4.95%, 05/15/2033 160 156
5.25%, 05/15/2036
(d)
790 760
5.40%, 08/15/2054 310 251
5.50%, 11/15/2045 465 404
5.55%, 08/15/2064 355 283
5.60%, 05/15/2053 320 269
5.63%, 11/15/2055 465 388
5.75%, 11/15/2065 655 538
6.20%, 05/15/2046 295 277
6.30%, 05/15/2056 295 272
6.45%, 05/15/2066 635 581
Netflix Inc
4.90%, 08/15/2034
(d)
380 372
5.88%, 11/15/2028 485 497
Uber Technologies Inc
4.15%, 01/15/2031 455 439
4.80%, 09/15/2035 390 369
$ 32,217
Investment Companies - 0 .04%
Ares Capital Corp
5.10%, 01/15/2031 155 149
5.50%, 09/01/2030 155 152
5.55%, 01/15/2030 305 302
Blackstone Private Credit Fund
5.05%, 09/10/2030 460 441
5.95%, 05/15/2031 150 147
6.20%, 11/15/2031 155 154
$ 1,345
Iron & Steel - 0 .05%
ArcelorMittal SA
5.38%, 05/19/2036 230 224
6.00%, 06/17/2034 260 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Nucor Corp
3.13%, 04/01/2032 $ 65 $ 59
6.40%, 12/01/2037 105 113
Steel Dynamics Inc
1.65%, 10/15/2027 65 63
5.38%, 08/15/2034 130 129
5.75%, 05/15/2055 150 143
Vale Overseas Ltd
6.13%, 06/12/2033 320 330
6.40%, 06/28/2054 280 276
$ 1,605
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 131
Marriott International Inc/MD
2.85%, 04/15/2031 510 463
4.50%, 05/01/2033 105 100
5.00%, 10/15/2027 275 276
5.10%, 05/01/2038 105 98
5.25%, 10/15/2035 55 53
5.35%, 03/15/2035 305 300
5.55%, 10/15/2028 315 320
5.65%, 09/15/2036 155 154
$ 1,895
Machinery - Construction & Mining - 0 .08%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 116
3.70%, 01/10/2028 295 292
3.95%, 11/14/2028 285 281
4.30%, 05/15/2029 150 148
4.65%, 08/14/2029 155 155
4.70%, 11/15/2029 480 480
Caterpillar Inc
2.60%, 04/09/2030 160 149
3.25%, 09/19/2049 285 192
3.80%, 08/15/2042 550 442
5.50%, 05/15/2055
(d)
305 300
$ 2,555
Machinery - Diversified - 0 .14%
Deere & Co
3.90%, 06/09/2042 200 163
5.45%, 01/16/2035 340 345
Deere Funding Canada Corp
4.85%, 07/15/2031 155 154
Dover Corp
5.38%, 03/01/2041 30 29
Ingersoll Rand Inc
5.31%, 06/15/2031
(d)
130 132
John Deere Capital Corp
1.50%, 03/06/2028 260 249
2.00%, 06/17/2031
(d)
55 48
2.80%, 07/18/2029 115 109
4.15%, 09/15/2027 155 155
4.35%, 09/15/2032 345 335
4.38%, 04/15/2031 150 147
4.40%, 06/15/2029 150 149
4.55%, 06/05/2030 305 303
4.65%, 01/07/2028 355 356
4.85%, 06/11/2029 215 216
4.90%, 03/07/2031 125 125
4.95%, 07/14/2028 160 161
5.10%, 04/11/2034 300 299
Otis Worldwide Corp
2.57%, 02/15/2030 155 143
3.36%, 02/15/2050 455 305
5.13%, 09/04/2035 155 151

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Rockwell Automation Inc
1.75%, 08/15/2031 $ 40 $ 34
2.80%, 08/15/2061 60 32
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 299
$ 4,439
Media - 0 .54%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 360 334
2.30%, 02/01/2032 250 208
2.80%, 04/01/2031 110 96
3.85%, 04/01/2061 335 187
4.40%, 12/01/2061 180 111
5.38%, 04/01/2038 50 43
5.75%, 04/01/2048 280 227
6.38%, 10/23/2035 275 268
6.48%, 10/23/2045 395 352
6.55%, 06/01/2034 380 379
6.60%, 02/15/2034
(d)
310 312
6.70%, 12/01/2055
(d)
130 118
7.09%, 09/01/2038
(i)
720 713
7.34%, 09/01/2041
(i)
561 557
Comcast Corp
1.50%, 02/15/2031
(d)
410 351
2.45%, 08/15/2052 160 77
2.65%, 02/01/2030 115 106
2.65%, 08/15/2062 475 216
2.89%, 11/01/2051 465 249
2.94%, 11/01/2056 905 462
2.99%, 11/01/2063 409 199
3.20%, 07/15/2036
(d)
370 300
3.25%, 11/01/2039 435 318
3.40%, 07/15/2046 465 298
3.45%, 02/01/2050 250 153
3.75%, 04/01/2040 300 231
3.90%, 03/01/2038 385 315
3.97%, 11/01/2047 105 72
4.00%, 03/01/2048 210 145
4.40%, 08/15/2035 245 221
4.70%, 10/15/2048 300 229
4.80%, 05/15/2033 365 353
4.95%, 05/15/2032 155 153
5.30%, 06/01/2034 345 339
5.35%, 05/15/2053 250 206
5.50%, 11/15/2032 325 330
5.65%, 06/15/2035 250 249
5.65%, 06/01/2054
(d)
295 254
6.05%, 05/15/2055 155 142
Discovery Communications LLC
5.20%, 09/20/2047 3 2
Fox Corp
5.48%, 01/25/2039 110 105
5.58%, 01/25/2049 320 289
6.50%, 10/13/2033 410 432
Space Exploration Technologies Corp
5.35%, 07/15/2031
(i)
625 611
5.65%, 07/15/2033
(i)
785 757
5.88%, 07/15/2036
(i)
450 424
6.60%, 07/15/2046
(i)
300 272
6.65%, 07/15/2056
(i)
450 400
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
5.50%, 09/01/2041 250 208
5.88%, 11/15/2040 260 226
6.55%, 05/01/2037 360 347
7.30%, 07/01/2038 60 60
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
TWDC Enterprises 18 Corp
3.00%, 07/30/2046 $ 250 $ 166
Walt Disney Co/The
2.00%, 09/01/2029 350 325
2.20%, 01/13/2028 110 107
2.65%, 01/13/2031 475 435
2.75%, 09/01/2049 300 179
3.50%, 05/13/2040 155 123
3.60%, 01/13/2051
(d)
305 213
4.00%, 03/14/2031 150 145
4.63%, 03/14/2036 150 142
4.70%, 03/23/2050 220 185
4.95%, 10/15/2045 325 288
6.40%, 12/15/2035 369 399
6.65%, 11/15/2037 250 274
$ 17,009
Metal Fabrication & Hardware - 0 .00%
Precision Castparts Corp
3.90%, 01/15/2043
(d)
193 154
Mining - 0 .18%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 413
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 142
4.90%, 02/28/2033 160 158
5.00%, 02/21/2030 285 286
5.00%, 02/15/2036 155 151
5.00%, 09/30/2043 500 456
5.25%, 09/08/2030 160 162
5.50%, 09/08/2053 160 152
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 198
5.25%, 09/01/2029 700 702
Newmont Corp
2.60%, 07/15/2032 370 327
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 31
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 91
7.13%, 07/15/2028 155 162
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 224
4.88%, 03/14/2030 430 430
5.00%, 03/09/2033 160 159
5.25%, 03/14/2035 445 442
5.75%, 03/14/2055 180 174
Southern Copper Corp
5.25%, 11/08/2042 200 184
5.35%, 06/24/2036 200 194
5.88%, 04/23/2045 110 108
7.50%, 07/27/2035 240 272
$ 5,618
Miscellaneous Manufacturers - 0 .12%
3M Co
2.38%, 08/26/2029 250 233
3.25%, 08/26/2049 430 282
5.15%, 03/15/2035 335 331
DuPont de Nemours Inc
4.73%, 11/15/2028
(i)
302 300
Eaton Corp
3.85%, 03/06/2028 200 198
4.15%, 03/15/2033 300 285
4.15%, 11/02/2042 95 79
4.20%, 03/06/2031 200 194
4.50%, 03/06/2033 200 193
4.80%, 03/06/2036 470 449
5.45%, 03/06/2056 200 187

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
4.20%, 11/21/2034 $ 225 $ 209
4.25%, 09/15/2027 435 434
4.50%, 09/15/2029 435 431
Teledyne Technologies Inc
2.25%, 04/01/2028 60 58
$ 3,863
Oil & Gas - 0 .70%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 182
2.72%, 01/12/2032 230 205
2.94%, 06/04/2051 425 258
3.00%, 02/24/2050 155 97
3.00%, 03/17/2052 135 83
3.06%, 06/17/2041 115 84
4.70%, 04/10/2029 270 270
4.81%, 02/13/2033 160 157
4.89%, 09/11/2033 160 157
4.97%, 10/17/2029 200 201
4.99%, 04/10/2034 135 133
5.02%, 11/17/2027 410 412
5.23%, 11/17/2034 305 304
BP Capital Markets PLC
3.28%, 09/19/2027 115 114
3.72%, 11/28/2028 205 201
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 258
5.00%, 12/15/2029 295 295
6.25%, 03/15/2038 300 311
Cenovus Energy Inc
6.75%, 11/15/2039 40 43
Chevron USA Inc
2.34%, 08/12/2050 160 87
3.85%, 01/15/2028 240 238
4.05%, 08/13/2028 155 154
4.30%, 10/15/2030 270 266
4.69%, 04/15/2030 150 150
4.82%, 04/15/2032 320 319
4.85%, 10/15/2035 155 152
ConocoPhillips Co
3.80%, 03/15/2052 345 244
4.03%, 03/15/2062 505 353
4.30%, 11/15/2044 340 279
4.70%, 01/15/2030 210 209
5.00%, 01/15/2035 220 216
5.05%, 09/15/2033 215 214
5.50%, 01/15/2055 220 203
5.55%, 03/15/2054 155 144
Devon Energy Corp
5.00%, 06/15/2045 75 65
5.20%, 09/15/2034 305 301
5.60%, 07/15/2041 380 364
5.75%, 09/15/2054 205 192
Diamondback Energy Inc
5.15%, 01/30/2030 295 297
5.40%, 04/18/2034 500 499
5.75%, 04/18/2054 350 331
EOG Resources Inc
4.40%, 07/15/2028 75 75
4.40%, 01/15/2031 145 142
5.35%, 01/15/2036 155 153
5.65%, 12/01/2054 210 198
5.95%, 07/15/2055 205 201
Equinor ASA
2.38%, 05/22/2030 500 459
3.25%, 11/18/2049 445 296
3.63%, 04/06/2040 155 126
4.25%, 06/02/2028 300 299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Equinor ASA (continued)
4.25%, 11/23/2041 $ 400 $ 342
Exxon Mobil Corp
2.44%, 08/16/2029 100 94
2.61%, 10/15/2030 500 461
3.00%, 08/16/2039 80 62
3.10%, 08/16/2049 500 324
3.45%, 04/15/2051 230 158
3.57%, 03/06/2045 340 253
4.23%, 03/19/2040 315 276
Hess Corp
5.60%, 02/15/2041 220 217
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 120
Marathon Petroleum Corp
4.75%, 09/15/2044 235 199
5.00%, 09/15/2054 200 167
Occidental Petroleum Corp
5.38%, 01/01/2032 175 177
6.05%, 10/01/2054 230 225
6.45%, 09/15/2036 565 596
6.63%, 09/01/2030 228 239
Phillips 66
2.15%, 12/15/2030 110 99
4.65%, 11/15/2034 395 377
4.88%, 11/15/2044 350 303
5.88%, 05/01/2042 30 30
Phillips 66 Co
4.90%, 10/01/2046 270 231
4.95%, 12/01/2027 160 160
5.25%, 06/15/2031 205 208
5.50%, 03/15/2055 135 122
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 143
2.15%, 01/15/2031 55 49
Shell Finance US Inc
3.25%, 04/06/2050 350 232
3.88%, 11/13/2028 300 296
4.00%, 05/10/2046 360 279
4.13%, 11/06/2030 125 122
4.13%, 05/11/2035 130 120
4.38%, 05/11/2045 325 267
4.55%, 08/12/2043 340 290
4.75%, 01/06/2036 155 149
6.38%, 12/15/2038 400 428
Shell International Finance BV
2.88%, 11/26/2041 120 85
Suncor Energy Inc
3.75%, 03/04/2051 60 42
4.00%, 11/15/2047 100 74
6.80%, 05/15/2038 77 83
6.85%, 06/01/2039 73 79
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 235
2.99%, 06/29/2041 115 84
3.13%, 05/29/2050 265 171
3.39%, 06/29/2060 115 71
TotalEnergies Capital SA
5.15%, 04/05/2034 235 234
5.28%, 09/10/2054 135 122
5.43%, 09/10/2064 335 301
5.49%, 04/05/2054 235 219
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 145 141
4.86%, 01/13/2036 145 139

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valero Energy Corp
2.80%, 12/01/2031 $ 365 $ 326
4.00%, 06/01/2052 525 376
6.63%, 06/15/2037 60 65
7.50%, 04/15/2032 60 67
Woodside Finance Ltd
5.40%, 05/19/2030 155 156
6.00%, 05/19/2035 305 311
$ 22,211
Oil & Gas Services - 0 .07%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 150 143
3.34%, 12/15/2027 135 133
4.08%, 12/15/2047 300 230
4.35%, 06/15/2031 375 363
4.65%, 06/15/2033 310 298
Halliburton Co
4.50%, 11/15/2041 400 340
5.00%, 11/15/2045 230 201
7.45%, 09/15/2039 386 439
NOV Inc
3.60%, 12/01/2029 150 144
$ 2,291
Packaging & Containers - 0 .07%
Amcor Flexibles North America Inc
4.80%, 03/17/2028 175 175
5.10%, 03/17/2030 245 246
5.13%, 03/12/2036 540 520
Packaging Corp of America
3.00%, 12/15/2029 500 471
3.05%, 10/01/2051 200 123
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 280 278
WRKCo Inc
3.00%, 06/15/2033 80 70
4.20%, 06/01/2032 500 474
$ 2,357
Pharmaceuticals - 1 .27%
AbbVie Inc
3.20%, 11/21/2029 820 781
3.78%, 03/03/2028 150 148
4.05%, 11/21/2039 375 320
4.25%, 11/14/2028 400 397
4.25%, 11/21/2049 705 549
4.40%, 03/15/2033 150 144
4.40%, 11/06/2042 225 191
4.45%, 05/14/2046 270 223
4.50%, 08/18/2028 155 155
4.50%, 05/14/2035 420 395
4.55%, 03/15/2035 170 161
4.80%, 03/15/2029 455 456
4.85%, 06/15/2044 225 198
4.88%, 09/15/2031 305 303
4.88%, 11/14/2048 440 379
4.95%, 03/15/2031 190 190
5.05%, 09/15/2033 155 154
5.05%, 03/15/2034 435 430
5.20%, 03/15/2035 145 144
5.40%, 03/15/2054 150 137
5.45%, 09/15/2038 155 153
5.60%, 03/15/2055 145 136
5.65%, 03/15/2066 150 140
6.10%, 09/15/2066 155 154
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 100
2.25%, 05/28/2031 60 53
4.85%, 02/26/2029 130 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC (continued)
4.88%, 03/03/2028 $ 285 $ 286
4.88%, 03/03/2033 400 396
4.90%, 02/26/2031 130 130
AstraZeneca PLC
1.38%, 08/06/2030 350 307
3.00%, 05/28/2051 45 28
4.38%, 08/17/2048 60 49
6.45%, 09/15/2037 330 356
Becton Dickinson & Co
1.96%, 02/11/2031 410 359
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 116
1.45%, 11/13/2030 65 57
2.55%, 11/13/2050 65 36
2.95%, 03/15/2032 200 180
3.55%, 03/15/2042 200 154
3.70%, 03/15/2052 250 174
4.13%, 06/15/2039 195 169
4.25%, 10/26/2049 360 279
4.35%, 11/15/2047 210 168
4.55%, 02/20/2048 171 140
5.20%, 02/22/2034 465 465
5.50%, 02/22/2044 130 125
5.55%, 02/22/2054 300 279
5.75%, 02/01/2031 140 144
Cardinal Health Inc
4.50%, 09/15/2030 155 152
Cencora Inc
4.25%, 11/15/2030 150 145
4.90%, 02/13/2036 620 591
CVS Health Corp
1.75%, 08/21/2030 440 387
1.88%, 02/28/2031 335 291
3.25%, 08/15/2029 740 707
4.30%, 03/25/2028 500 497
4.78%, 03/25/2038 905 822
5.00%, 09/15/2032 250 247
5.05%, 03/25/2048 725 614
5.13%, 07/20/2045 430 373
5.25%, 02/21/2033 160 159
5.30%, 06/01/2033 160 159
5.55%, 06/01/2031 130 132
5.70%, 06/01/2034 340 344
5.88%, 06/01/2053 320 297
6.25%, 09/15/2065 205 198
Eli Lilly & Co
2.50%, 09/15/2060 155 79
4.00%, 10/15/2028 435 431
4.15%, 03/15/2059 320 237
4.38%, 05/20/2031 150 147
4.50%, 02/09/2029 130 130
4.55%, 02/12/2028 545 546
4.55%, 10/15/2032 155 152
4.60%, 08/14/2034 400 386
4.65%, 05/20/2033 150 147
4.70%, 02/09/2034 130 127
4.75%, 02/12/2030 275 275
4.85%, 05/20/2036 150 145
4.88%, 02/27/2053 120 103
5.00%, 02/09/2054 130 114
5.05%, 08/14/2054 400 353
5.60%, 05/20/2056 105 100
5.60%, 02/12/2065 285 267
5.65%, 10/15/2065 130 123
5.70%, 05/20/2066 150 143

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 $ 225 $ 223
4.50%, 04/15/2030 150 149
4.88%, 04/15/2035 75 73
6.38%, 05/15/2038 380 405
Johnson & Johnson
2.10%, 09/01/2040 380 256
3.40%, 01/15/2038 315 267
3.55%, 03/01/2036 165 146
3.70%, 03/01/2046 290 223
3.75%, 03/03/2047 125 95
4.55%, 03/01/2028 400 401
4.80%, 06/01/2029 520 525
4.90%, 06/01/2031 520 525
4.95%, 06/01/2034 260 262
5.95%, 08/15/2037 75 80
McKesson Corp
4.65%, 05/30/2030 325 322
Merck & Co Inc
1.45%, 06/24/2030 200 177
1.90%, 12/10/2028 340 321
2.15%, 12/10/2031 250 218
2.35%, 06/24/2040 135 93
2.75%, 12/10/2051 310 180
2.90%, 12/10/2061 420 229
3.70%, 02/10/2045 600 452
3.85%, 09/15/2027 155 154
3.85%, 03/15/2029 285 280
4.00%, 03/07/2049 160 121
4.15%, 09/15/2030 330 322
4.15%, 05/18/2043 325 267
4.45%, 12/04/2032 145 141
4.50%, 05/17/2033 300 292
4.75%, 12/04/2035 145 138
4.95%, 09/15/2035 155 151
5.00%, 05/17/2053 320 277
5.20%, 05/22/2036 150 148
5.55%, 12/04/2055 145 136
5.70%, 12/04/2065 145 137
5.85%, 05/22/2056 150 146
Novartis Capital Corp
2.75%, 08/14/2050 155 94
3.80%, 09/18/2029 300 293
4.10%, 03/16/2029 150 148
4.10%, 11/05/2030 155 151
4.20%, 09/18/2034 300 283
4.30%, 11/05/2032 155 149
4.40%, 03/18/2031 295 289
4.40%, 05/06/2044 250 211
4.60%, 03/18/2033 150 146
4.60%, 11/05/2035 155 148
4.70%, 09/18/2054 300 251
5.20%, 11/05/2045 155 143
5.70%, 03/18/2056 295 286
Pfizer Inc
1.75%, 08/18/2031 245 211
2.55%, 05/28/2040 800 561
2.70%, 05/28/2050 160 94
4.00%, 12/15/2036 45 40
4.20%, 11/15/2030 155 151
4.20%, 09/15/2048 80 62
4.30%, 06/15/2043 225 187
4.40%, 05/15/2044 75 63
4.50%, 11/15/2032 145 141
5.60%, 11/15/2055 145 138
5.70%, 11/15/2065 145 135
7.20%, 03/15/2039 60 68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 $ 780 $ 778
4.65%, 05/19/2030 320 318
4.75%, 05/19/2033 635 619
5.11%, 05/19/2043 320 293
5.30%, 05/19/2053 570 510
5.34%, 05/19/2063 370 323
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 632
3.18%, 07/09/2050 645 410
5.30%, 07/05/2034 260 258
Takeda US Financing Inc
5.90%, 07/07/2055 300 290
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 251
Viatris Inc
2.70%, 06/22/2030 155 141
3.85%, 06/22/2040 335 256
4.00%, 06/22/2050 305 204
Wyeth LLC
5.95%, 04/01/2037 410 423
Zoetis Inc
2.00%, 05/15/2030 85 76
3.00%, 05/15/2050 40 25
4.15%, 08/17/2028 245 243
4.70%, 02/01/2043 250 215
$ 40,279
Pipelines - 0 .89%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 289
Cheniere Energy Partners LP
5.55%, 10/30/2035 320 319
5.75%, 08/15/2034 255 258
6.05%, 11/30/2056
(i)
150 145
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 532
Enbridge Inc
2.50%, 08/01/2033 465 390
3.13%, 11/15/2029 305 289
3.40%, 08/01/2051 45 29
4.60%, 06/20/2028 260 259
5.30%, 04/05/2029 195 197
5.55%, 06/20/2035 230 229
5.70%, 03/08/2033 160 163
5.95%, 04/05/2054 320 308
6.70%, 11/15/2053 215 226
Energy Transfer LP
3.75%, 05/15/2030 365 349
4.90%, 03/15/2035 340 323
5.25%, 04/15/2029 365 368
5.30%, 04/15/2047 500 436
5.35%, 05/15/2045 220 195
5.55%, 05/15/2034 205 205
5.70%, 04/01/2035 535 537
5.75%, 02/15/2033 155 158
6.05%, 09/01/2054 275 258
6.10%, 12/01/2028 320 328
6.13%, 12/15/2045 155 149
6.25%, 04/15/2049 155 150
6.30%, 01/15/2056 145 141
6.40%, 12/01/2030 320 335
6.50%, 02/01/2042 370 381
7.50%, 07/01/2038 135 152
Enterprise Products Operating LLC
2.80%, 01/31/2030 150 140
3.13%, 07/31/2029 350 335
3.30%, 02/15/2053 80 51
4.25%, 02/15/2048 250 196

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
4.30%, 06/20/2028 $ 105 $ 104
4.45%, 02/15/2043 350 296
4.60%, 01/15/2031 155 153
4.85%, 01/31/2034 135 131
4.85%, 03/15/2044 385 339
4.95%, 02/15/2035 220 215
5.20%, 01/15/2036 190 187
5.55%, 02/16/2055 220 205
6.45%, 09/01/2040 490 519
6.88%, 03/01/2033 179 196
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 275 244
5.50%, 03/01/2044 90 83
Kinder Morgan Inc
2.00%, 02/15/2031 130 114
3.25%, 08/01/2050 130 82
3.60%, 02/15/2051 320 215
5.00%, 02/01/2029 335 337
5.05%, 02/15/2046 30 26
5.10%, 08/01/2029 150 151
5.20%, 06/01/2033 310 309
5.40%, 02/01/2034 335 335
5.55%, 08/01/2036 160 159
5.55%, 06/01/2045 600 556
5.85%, 06/01/2035 290 296
5.95%, 08/01/2054 210 202
MPLX LP
4.25%, 12/01/2027 300 299
4.50%, 04/15/2038 465 411
4.70%, 04/15/2048 170 137
4.80%, 02/15/2031 155 153
5.00%, 05/01/2032 155 153
5.00%, 01/15/2033 155 152
5.00%, 03/01/2033 160 156
5.20%, 03/01/2047 85 74
5.30%, 04/01/2036 370 358
5.50%, 06/01/2034 200 199
5.50%, 02/15/2049 605 538
5.95%, 04/01/2055 150 141
6.20%, 09/15/2055 65 63
ONEOK Inc
3.40%, 09/01/2029 350 335
3.95%, 03/01/2050 210 147
4.25%, 09/24/2027 350 349
4.45%, 09/01/2049 190 148
4.75%, 10/15/2031 335 328
5.40%, 10/15/2035 480 471
5.70%, 11/01/2054 285 259
5.85%, 11/01/2064 285 257
6.05%, 09/01/2033 315 325
6.25%, 10/15/2055 240 236
6.63%, 09/01/2053 155 159
Plains All American Pipeline LP
5.95%, 06/15/2035 210 213
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 465
4.70%, 06/15/2044 330 277
5.60%, 01/15/2036 155 153
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 370 368
Spectra Energy Partners LP
4.50%, 03/15/2045 305 248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Targa Resources Corp
4.90%, 09/15/2030 $ 325 $ 323
5.40%, 07/30/2036 145 141
5.65%, 02/15/2036 150 149
6.13%, 03/15/2033 160 166
6.13%, 05/15/2055 405 391
6.15%, 03/01/2029 145 149
6.50%, 03/30/2034 215 227
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 298
5.85%, 03/15/2036 180 183
6.20%, 10/15/2037 350 361
7.63%, 01/15/2039 240 273
Western Midstream Operating LP
4.80%, 03/01/2031 145 142
5.45%, 11/15/2034 290 284
5.70%, 07/01/2036 150 148
6.15%, 04/01/2033 230 237
Williams Cos Inc/The
2.60%, 03/15/2031 360 323
3.50%, 10/15/2051 60 40
4.63%, 06/30/2030 170 167
4.85%, 03/01/2048 350 292
4.90%, 03/15/2029 135 135
5.10%, 09/15/2045 120 105
5.15%, 03/15/2036 295 283
5.30%, 08/15/2028 250 253
5.30%, 09/30/2035 170 166
5.30%, 08/15/2052 65 57
5.65%, 03/15/2033 160 162
6.00%, 03/15/2055 310 298
6.30%, 04/15/2040 430 442
$ 28,058
Private Equity - 0 .03%
Brookfield Finance Inc
2.72%, 04/15/2031 60 54
3.50%, 03/30/2051 150 98
3.90%, 01/25/2028 350 346
4.85%, 03/29/2029 115 115
5.33%, 01/15/2036 155 150
5.68%, 01/15/2035 130 129
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 250 163
$ 1,055
Regional Authority - 0 .33%
Province of Alberta Canada
1.30%, 07/22/2030 275 244
3.30%, 03/15/2028 170 167
4.30%, 11/02/2035 300 285
4.50%, 06/26/2029 250 250
Province of British Columbia Canada
1.30%, 01/29/2031 160 139
3.90%, 08/27/2030 405 395
4.05%, 04/23/2031 650 634
4.20%, 07/06/2033 315 303
4.70%, 01/24/2028 430 432
4.75%, 06/12/2034 250 247
4.80%, 11/15/2028 200 201
4.80%, 06/11/2035 300 296
Province of Manitoba Canada
1.50%, 10/25/2028 85 80
4.30%, 07/27/2033 160 155
Province of Ontario Canada
1.13%, 10/07/2030 300 262
2.13%, 01/21/2032 340 299
3.70%, 09/17/2029 265 259
3.80%, 01/29/2029 290 286
3.90%, 09/04/2030 405 395

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Ontario Canada (continued)
4.05%, 04/16/2031 $ 545 $ 533
4.20%, 01/18/2029 360 358
4.45%, 11/20/2035 295 284
4.70%, 01/15/2030 305 307
4.85%, 06/11/2035 300 298
4.85%, 05/29/2036 415 410
Province of Quebec Canada
1.35%, 05/28/2030 340 303
3.63%, 04/13/2028 320 316
3.88%, 01/14/2031
(d)
615 598
4.25%, 09/05/2034 405 387
4.50%, 04/03/2029 450 450
4.50%, 09/08/2033 160 157
4.63%, 08/28/2035 330 321
4.63%, 06/03/2036 445 431
7.50%, 09/15/2029 36 39
$ 10,521
REITs - 0 .72%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 192
2.75%, 12/15/2029 70 65
2.95%, 03/15/2034 65 54
3.38%, 08/15/2031 95 87
4.90%, 12/15/2030 80 79
5.15%, 04/15/2053 160 135
5.25%, 03/15/2036 150 143
American Homes 4 Rent LP
4.95%, 06/15/2030 305 302
American Tower Corp
1.88%, 10/15/2030 175 154
2.90%, 01/15/2030 155 145
2.95%, 01/15/2051 60 36
3.70%, 10/15/2049 300 209
3.95%, 03/15/2029 200 195
4.70%, 12/15/2032 400 386
5.25%, 07/15/2028 295 297
5.35%, 03/15/2035 155 153
5.65%, 03/15/2033 160 162
5.90%, 11/15/2033 160 164
Boston Properties LP
2.55%, 04/01/2032 415 358
2.90%, 03/15/2030 370 343
6.05%, 10/15/2036 155 155
Brixmor Operating Partnership LP
4.13%, 05/15/2029 95 93
5.38%, 06/15/2036 150 146
COPT Defense Properties LP
2.75%, 04/15/2031 60 54
Crown Castle Inc
2.50%, 07/15/2031 60 53
2.90%, 04/01/2041 360 251
3.10%, 11/15/2029 125 118
3.25%, 01/15/2051 115 72
3.80%, 02/15/2028 430 423
4.00%, 11/15/2049 95 68
4.90%, 09/01/2029 145 144
5.00%, 01/11/2028 160 160
5.10%, 05/01/2033 350 340
CubeSmart LP
2.00%, 02/15/2031 110 96
2.25%, 12/15/2028 60 57
5.13%, 11/01/2035 215 207
Digital Realty Trust LP
5.55%, 01/15/2028 345 348
Equinix Europe 2 Financing Corp LLC
4.70%, 03/15/2033 150 143
5.25%, 08/15/2031 155 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc
2.50%, 05/15/2031 $ 460 $ 407
3.20%, 11/18/2029 330 312
3.40%, 02/15/2052 60 38
5.80%, 08/15/2036 155 153
ERP Operating LP
1.85%, 08/01/2031 295 255
1.90%, 12/01/2028 60 56
2.05%, 01/15/2032 60 52
2.30%, 03/01/2030 390 357
4.35%, 12/01/2030 145 141
4.65%, 09/15/2034 350 333
5.00%, 02/15/2033 155 153
5.00%, 08/01/2035 150 145
5.35%, 06/01/2034 130 130
5.45%, 10/01/2036 155 154
Essex Portfolio LP
1.70%, 03/01/2028 60 57
3.00%, 01/15/2030 140 131
4.00%, 03/01/2029 434 425
5.50%, 04/01/2034 135 135
Extra Space Storage LP
2.20%, 10/15/2030 75 67
2.40%, 10/15/2031 155 135
4.90%, 02/01/2032 165 162
4.95%, 01/15/2033 155 151
5.40%, 02/01/2034 135 134
5.40%, 06/15/2035 200 197
5.50%, 07/01/2030 160 162
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 134
5.25%, 02/15/2033 155 149
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 130
Healthpeak OP LLC
2.13%, 12/01/2028 210 198
3.00%, 01/15/2030 350 328
5.25%, 12/15/2032 280 277
Kilroy Realty LP
2.50%, 11/15/2032 160 131
Kimco Realty OP LLC
2.25%, 12/01/2031 210 183
2.70%, 10/01/2030 160 147
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 159
5.30%, 02/01/2036 155 153
6.40%, 03/01/2034 180 191
Mid-America Apartments LP
1.70%, 02/15/2031 250 217
5.30%, 02/15/2032 130 131
NNN REIT Inc
4.60%, 02/15/2031 155 152
4.80%, 10/15/2048 400 334
Prologis LP
1.25%, 10/15/2030 160 138
1.75%, 07/01/2030 155 138
2.25%, 01/15/2032 60 52
2.88%, 11/15/2029 75 71
4.00%, 09/15/2028 200 198
4.63%, 01/15/2033 300 292
4.88%, 06/15/2028
(d)
160 161
4.90%, 06/15/2036 150 143
5.25%, 05/15/2035 155 153
5.25%, 03/15/2054 330 297
Public Storage Operating Co
1.85%, 05/01/2028 115 110
2.25%, 11/09/2031 190 166
4.70%, 02/01/2032 155 152

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Public Storage Operating Co (continued)
5.00%, 07/01/2035 $ 155 $ 151
5.10%, 08/01/2033 160 159
5.13%, 01/15/2029 160 162
Realty Income Corp
2.10%, 03/15/2028 60 58
2.20%, 06/15/2028 65 62
3.10%, 12/15/2029 300 284
3.25%, 01/15/2031 160 149
4.50%, 02/01/2033 160 153
4.75%, 02/15/2029 135 135
4.85%, 03/15/2030 160 160
4.90%, 07/15/2033 160 156
5.38%, 09/01/2054 305 283
Simon Property Group LP
1.75%, 02/01/2028 280 269
2.45%, 09/13/2029 200 187
2.65%, 02/01/2032 385 340
4.30%, 01/15/2031 145 141
4.38%, 10/01/2030 155 152
4.75%, 09/26/2034 350 334
4.75%, 03/15/2042 164 146
Store Capital LLC
4.95%, 02/11/2031 135 132
UDR Inc
2.10%, 08/01/2032 100 84
3.20%, 01/15/2030 145 137
Ventas Realty LP
3.00%, 01/15/2030 250 234
5.00%, 02/15/2036
(d)
295 282
5.10%, 07/15/2032 155 154
5.63%, 07/01/2034 130 131
VICI Properties LP
4.75%, 04/01/2028 75 75
5.13%, 11/15/2031 440 430
5.75%, 10/15/2036 155 151
Welltower OP LLC
2.75%, 01/15/2032 285 254
4.13%, 03/15/2029 300 295
4.50%, 07/01/2030 155 153
5.13%, 07/01/2035 305 299
WP Carey Inc
2.40%, 02/01/2031 65 58
4.65%, 07/15/2030 155 152
$ 22,791
Retail - 0 .52%
AutoZone Inc
1.65%, 01/15/2031 160 138
3.75%, 04/18/2029 200 194
4.95%, 07/15/2031 150 149
5.10%, 07/15/2029 260 262
Costco Wholesale Corp
1.75%, 04/20/2032 420 359
Dollar Tree Inc
4.20%, 05/15/2028 130 129
Home Depot Inc/The
0.90%, 03/15/2028 290 275
1.88%, 09/15/2031 260 225
2.38%, 03/15/2051 365 196
2.75%, 09/15/2051 60 35
2.95%, 06/15/2029 500 478
3.13%, 12/15/2049 465 298
3.95%, 09/15/2030 155 150
4.20%, 04/01/2043 300 248
4.25%, 04/01/2046 430 346
4.40%, 03/15/2045 300 248
4.85%, 06/25/2031 150 150
4.90%, 04/15/2029 135 136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The (continued)
4.95%, 06/25/2034 $ 260 $ 256
4.95%, 09/15/2052 85 73
5.30%, 06/25/2054 330 298
5.40%, 09/15/2040 250 243
5.88%, 12/16/2036 400 414
Lowe's Cos Inc
1.30%, 04/15/2028 130 123
1.70%, 10/15/2030 320 281
3.65%, 04/05/2029 135 131
3.70%, 04/15/2046 310 223
3.75%, 04/01/2032 215 200
4.00%, 10/15/2028 240 236
4.05%, 05/03/2047 300 225
4.25%, 04/01/2052 540 402
4.55%, 04/05/2049 135 108
4.85%, 10/15/2035 320 305
5.00%, 04/15/2033 130 128
5.00%, 04/15/2040 155 142
5.63%, 04/15/2053
(d)
380 349
5.75%, 07/01/2053 160 149
McDonald's Corp
2.63%, 09/01/2029 140 132
3.70%, 02/15/2042 300 235
4.45%, 03/01/2047 500 404
4.60%, 05/15/2030 320 318
4.70%, 12/09/2035 80 76
4.88%, 12/09/2045 210 182
4.95%, 08/14/2033 175 174
5.00%, 02/13/2036 155 151
5.15%, 09/09/2052 255 223
6.30%, 03/01/2038 200 212
O'Reilly Automotive Inc
1.75%, 03/15/2031 140 121
4.35%, 06/01/2028 300 298
5.55%, 03/14/2037 155 153
Starbucks Corp
2.55%, 11/15/2030 85 77
3.00%, 02/14/2032 345 312
3.75%, 12/01/2047 370 266
4.30%, 06/15/2045 225 180
4.45%, 08/15/2049 220 174
4.80%, 02/15/2033 120 117
Target Corp
2.35%, 02/15/2030 250 231
2.95%, 01/15/2052 325 199
4.50%, 09/15/2032
(d)
340 334
4.50%, 09/15/2034
(d)
305 290
4.80%, 01/15/2053 160 137
TJX Cos Inc/The
1.15%, 05/15/2028 65 61
1.60%, 05/15/2031 65 56
Walmart Inc
1.50%, 09/22/2028 300 283
1.80%, 09/22/2031 305 266
2.50%, 09/22/2041 135 94
2.65%, 09/22/2051 105 62
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 340 304
4.00%, 04/15/2030 275 269
4.00%, 04/11/2043 250 206
4.05%, 06/29/2048 300 237
4.10%, 04/15/2033 275 263
4.15%, 04/30/2031 150 147
4.15%, 09/09/2032 200 194
4.50%, 09/09/2052 300 248
4.75%, 04/30/2036 150 145

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc (continued)
4.90%, 04/28/2035 $ 230 $ 227
$ 16,410
Semiconductors - 0 .65%
Advanced Micro Devices Inc
5.00%, 08/17/2031
(d)
155 154
5.25%, 08/17/2033 155 153
5.50%, 08/17/2036 155 152
Analog Devices Inc
2.10%, 10/01/2031 290 252
2.80%, 10/01/2041 60 42
4.25%, 06/15/2028 160 159
4.50%, 06/15/2030 160 158
5.30%, 04/01/2054 125 113
Applied Materials Inc
4.35%, 04/01/2047 200 164
4.60%, 01/15/2036 160 151
4.80%, 06/15/2029 305 306
5.10%, 10/01/2035
(d)
250 246
Broadcom Inc
3.14%, 11/15/2035 658 529
3.19%, 11/15/2036 590 465
3.42%, 04/15/2033 452 396
3.47%, 04/15/2034 625 536
3.50%, 02/15/2041 250 186
3.75%, 02/15/2051 570 384
4.15%, 11/15/2030 310 297
4.20%, 10/15/2030 340 327
4.30%, 11/15/2032 300 281
4.35%, 02/15/2030 210 205
4.55%, 02/15/2032 75 72
4.60%, 07/15/2030 230 225
4.60%, 01/15/2033 160 152
4.75%, 04/15/2029 355 354
4.80%, 02/15/2036 280 257
5.15%, 11/15/2031 235 233
5.20%, 04/15/2032 285 282
5.20%, 07/15/2035 430 410
5.70%, 01/15/2056
(d)
145 131
Intel Corp
2.00%, 08/12/2031 455 391
2.45%, 11/15/2029 200 185
3.05%, 08/12/2051 60 35
3.20%, 08/12/2061 550 299
3.25%, 11/15/2049 505 311
3.73%, 12/08/2047 515 353
4.00%, 08/05/2029 585 571
4.10%, 05/19/2046 410 301
4.15%, 08/05/2032 300 282
4.60%, 03/25/2040 155 134
4.65%, 06/01/2031 65 63
5.00%, 08/15/2033 150 146
5.20%, 02/10/2033 300 297
5.60%, 02/21/2054 200 175
5.63%, 02/10/2043 300 279
5.70%, 02/10/2053 385 344
6.13%, 05/15/2056 160 151
6.20%, 05/15/2066 150 140
KLA Corp
4.70%, 02/01/2034 135 130
4.95%, 07/15/2052 240 206
Lam Research Corp
2.88%, 06/15/2050 500 307
Marvell Technology Inc
2.45%, 04/15/2028 115 111
4.75%, 07/15/2030 150 148
5.45%, 07/15/2035 115 113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Micron Technology Inc
2.70%, 04/15/2032 $ 90 $ 79
NVIDIA Corp
1.55%, 06/15/2028 430 408
2.00%, 06/15/2031 450 395
3.50%, 04/01/2040
(d)
600 474
4.25%, 06/15/2028
(d)
445 442
4.35%, 06/15/2029 385 381
4.50%, 06/15/2031 300 293
4.75%, 06/15/2033 445 431
4.95%, 06/15/2036 300 285
5.63%, 06/15/2056 300 269
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 265 235
3.13%, 02/15/2042 265 188
3.25%, 05/11/2041 60 43
4.30%, 08/19/2028 155 153
QUALCOMM Inc
1.65%, 05/20/2032 500 418
4.30%, 05/20/2047 350 273
4.50%, 05/20/2030 155 154
4.50%, 05/20/2052 165 129
4.80%, 05/20/2045 260 222
6.00%, 05/20/2053 155 151
Texas Instruments Inc
1.75%, 05/04/2030 400 358
4.15%, 05/15/2048 365 285
4.50%, 05/23/2030 155 153
4.60%, 02/15/2028 250 250
4.60%, 02/08/2029 225 225
4.90%, 03/14/2033 160 159
5.00%, 03/14/2053 160 138
5.15%, 02/08/2054 130 116
TSMC Arizona Corp
4.25%, 04/22/2032 275 266
$ 20,617
Software - 0 .80%
Adobe Inc
4.95%, 01/17/2030 535 537
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 515
3.10%, 03/01/2041 55 38
4.45%, 03/10/2028 370 368
4.55%, 03/10/2029 135 133
4.80%, 03/10/2031 105 103
5.10%, 07/15/2032 275 271
Fiserv Inc
3.50%, 07/01/2029 600 575
4.75%, 03/15/2030 140 138
5.15%, 08/12/2034 70 66
5.25%, 08/11/2035 155 148
5.35%, 03/15/2031 270 269
5.45%, 03/02/2028 240 242
5.63%, 08/21/2033 155 153
Intuit Inc
5.13%, 09/15/2028 160 161
5.50%, 06/15/2036 150 146
5.50%, 09/15/2053 220 191
Microsoft Corp
1.35%, 09/15/2030 80 71
2.50%, 09/15/2050 160 90
2.53%, 06/01/2050 746 420
2.68%, 06/01/2060 549 285
2.92%, 03/17/2052 726 436
3.04%, 03/17/2062 630 355
3.45%, 08/08/2036
(d)
620 541
3.70%, 08/08/2046 500 373

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
2.30%, 03/25/2028 $ 115 $ 110
2.88%, 03/25/2031 305 267
2.95%, 04/01/2030 655 593
3.25%, 11/15/2027 500 490
3.60%, 04/01/2040 355 246
3.60%, 04/01/2050 700 406
3.65%, 03/25/2041 325 219
3.80%, 11/15/2037 525 399
3.85%, 07/15/2036 340 270
3.90%, 05/15/2035 460 376
3.95%, 03/25/2051 115 70
4.00%, 07/15/2046 500 321
4.00%, 11/15/2047 75 47
4.10%, 03/25/2061 515 301
4.20%, 09/27/2029 135 130
4.30%, 07/08/2034 430 372
4.38%, 05/15/2055 150 95
4.45%, 09/26/2030 305 289
4.50%, 05/06/2028 230 227
4.50%, 07/08/2044 50 35
4.55%, 02/04/2029 440 430
4.65%, 05/06/2030 530 510
4.70%, 09/27/2034 290 256
4.80%, 09/26/2032 165 153
4.95%, 02/04/2031 295 283
5.20%, 09/26/2035 325 292
5.25%, 02/03/2032 285 273
5.35%, 05/04/2033 480 452
5.38%, 09/27/2054 135 99
5.50%, 09/27/2064 135 97
5.55%, 02/06/2053 305 231
5.70%, 02/04/2036 295 273
5.88%, 09/26/2045 325 268
5.95%, 09/26/2055 455 361
6.00%, 08/03/2055 285 230
6.13%, 07/08/2039 60 55
6.13%, 08/03/2065 285 225
6.15%, 11/09/2029 180 183
6.25%, 11/09/2032 360 359
6.50%, 04/15/2038 215 208
6.55%, 02/04/2046 295 264
6.85%, 02/04/2066 295 259
6.90%, 11/09/2052 360 325
Roper Technologies Inc
1.40%, 09/15/2027 860 834
2.95%, 09/15/2029 400 378
4.25%, 09/15/2028 155 153
4.75%, 02/15/2032 80 78
4.90%, 10/15/2034 80 76
5.10%, 09/15/2035 155 148
Salesforce Inc
1.95%, 07/15/2031 390 337
2.70%, 07/15/2041 265 176
2.90%, 07/15/2051 400 225
4.50%, 03/15/2028 575 574
4.90%, 09/15/2031 295 291
5.20%, 03/15/2033 295 291
5.55%, 03/15/2036 810 795
6.40%, 03/15/2046 295 290
6.55%, 03/15/2056 420 410
Synopsys Inc
4.65%, 04/01/2028 300 299
4.85%, 04/01/2030 325 323
5.15%, 04/01/2035 300 291
5.70%, 04/01/2055 205 190
Take-Two Interactive Software Inc
4.95%, 03/28/2028 360 361
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
VMware LLC
1.80%, 08/15/2028 $ 685 $ 648
2.20%, 08/15/2031 115 100
$ 25,242
Sovereign - 1 .51%
Canada Government International Bond
3.75%, 04/26/2028 505 501
4.00%, 03/18/2030 335 330
4.25%, 05/28/2031 420 416
4.63%, 04/30/2029 450 453
Chile Government International Bond
2.45%, 01/31/2031 500 450
2.55%, 01/27/2032 400 351
3.10%, 05/07/2041 400 293
3.24%, 02/06/2028 300 293
3.50%, 04/15/2053 200 134
3.86%, 06/21/2047 400 300
4.00%, 01/31/2052 200 149
4.95%, 01/05/2036 465 448
Export Development Canada
3.75%, 09/07/2027 265 264
3.88%, 02/14/2028 315 313
4.00%, 06/20/2030 300 295
4.13%, 02/13/2029 265 263
4.25%, 07/22/2031
(d)
465 459
4.75%, 06/05/2034 250 251
Export-Import Bank of Korea
1.38%, 02/09/2031 200 174
3.75%, 09/22/2030 300 290
4.00%, 09/11/2029 265 261
4.25%, 09/15/2027 200 200
4.50%, 07/20/2031 200 198
4.50%, 09/15/2032 200 197
4.63%, 01/14/2028 200 200
5.13%, 09/18/2028 200 202
5.25%, 01/14/2035 200 203
Indonesia Government International Bond
2.15%, 07/28/2031 200 175
2.85%, 02/14/2030 200 187
3.05%, 03/12/2051 200 121
3.50%, 01/11/2028 250 247
3.70%, 10/30/2049 200 139
4.20%, 10/15/2050 400 300
4.30%, 04/16/2031 200 194
4.35%, 02/21/2031 200 195
4.35%, 01/11/2048 400 314
4.55%, 01/11/2028 200 200
4.65%, 09/20/2032 400 388
4.75%, 02/11/2029 300 301
4.75%, 09/10/2034 200 191
4.90%, 04/16/2036 400 378
5.15%, 09/10/2054 200 174
5.48%, 02/21/2056 200 185
5.65%, 01/11/2053 200 187
Israel Government International Bond
3.88%, 07/03/2050 200 139
4.13%, 01/17/2048 200 150
4.50%, 01/17/2033 400 382
4.50%, 01/30/2043 200 166
5.00%, 01/13/2036 500 481
5.38%, 02/19/2030 400 404
5.50%, 03/12/2034 400 401
5.75%, 03/12/2054 400 366
5.88%, 01/13/2056 300 280
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 173
1.88%, 04/15/2031 400 354
2.13%, 02/16/2029 200 189

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan Bank for International Cooperation
(continued)
3.88%, 07/03/2028 $ 200 $ 198
4.63%, 07/19/2028 200 200
4.63%, 04/17/2034 200 196
4.63%, 07/02/2036 400 388
4.88%, 10/18/2028 300 302
Japan International Cooperation Agency
4.25%, 05/22/2030 200 197
4.38%, 05/28/2031 400 395
4.75%, 05/21/2029 400 402
Korea International Bond
1.00%, 09/16/2030 200 174
3.63%, 02/12/2029 400 393
3.63%, 10/29/2030 400 386
3.88%, 09/20/2048 250 203
Mexico Government International Bond
2.66%, 05/24/2031 500 440
3.25%, 04/16/2030 600 562
3.50%, 02/12/2034 400 338
3.75%, 04/19/2071 200 109
3.77%, 05/24/2061 200 114
4.50%, 04/22/2029 400 396
4.60%, 01/23/2046 400 297
4.60%, 02/10/2048 300 219
4.75%, 03/08/2044 450 351
5.38%, 03/22/2033 500 484
5.55%, 01/21/2045 360 315
5.63%, 02/09/2034 200 194
5.63%, 09/22/2035 300 287
5.75%, 10/12/2110 100 78
5.85%, 07/02/2032 450 451
6.00%, 05/07/2036 400 390
6.05%, 01/11/2040 700 663
6.13%, 02/09/2038 400 385
6.25%, 08/27/2037 450 442
6.34%, 05/04/2053 500 450
6.35%, 02/09/2035 200 202
6.40%, 05/07/2054 275 249
6.75%, 09/27/2034 350 364
6.75%, 02/09/2056 400 375
6.88%, 05/13/2037 480 493
7.38%, 05/13/2055 480 490
Panama Government International Bond
2.25%, 09/29/2032 400 331
3.16%, 01/23/2030 300 281
3.30%, 01/19/2033 500 436
3.87%, 07/23/2060 400 260
3.88%, 03/17/2028 300 295
4.30%, 04/29/2053 200 146
4.50%, 05/15/2047 200 158
4.50%, 04/16/2050 200 152
5.66%, 02/23/2038 200 195
6.40%, 02/14/2035 200 207
6.70%, 01/26/2036 600 630
6.85%, 03/28/2054 200 206
Peruvian Government International Bond
1.86%, 12/01/2032 60 49
2.78%, 01/23/2031 470 429
2.78%, 12/01/2060 310 162
3.30%, 03/11/2041 300 227
3.55%, 03/10/2051 60 40
5.50%, 03/30/2036 405 399
5.63%, 11/18/2050 300 279
5.88%, 08/08/2054 330 313
6.55%, 03/14/2037 400 424
8.75%, 11/21/2033 180 214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
2.65%, 12/10/2045 $ 200 $ 122
3.00%, 02/01/2028 300 294
3.20%, 07/06/2046 400 266
3.70%, 03/01/2041 400 315
3.70%, 02/02/2042 250 194
4.25%, 07/27/2031
(d)
400 388
4.75%, 03/05/2035 265 252
5.00%, 07/17/2033 400 395
5.17%, 10/13/2027 250 252
5.33%, 06/24/2036 300 294
5.50%, 02/04/2035 425 426
5.50%, 01/17/2048 400 370
5.60%, 05/14/2049 200 186
5.61%, 04/13/2033 250 255
5.75%, 01/27/2051
(d)
300 284
7.75%, 01/14/2031 190 211
Republic of Italy Government International Bond
2.88%, 10/17/2029 300 285
3.88%, 05/06/2051 400 282
5.38%, 06/15/2033 205 209
Republic of Poland Government International Bond
4.88%, 02/12/2030 550 553
4.88%, 10/04/2033 320 313
5.13%, 09/18/2034 450 443
5.38%, 04/14/2036 400 394
5.50%, 03/18/2054 575 513
6.13%, 04/14/2056 400 385
State of Israel
2.50%, 01/15/2030 200 184
3.38%, 01/15/2050 200 129
Svensk Exportkredit AB
3.63%, 03/12/2029 300 294
3.75%, 09/13/2027 265 263
3.75%, 05/08/2028 345 341
3.75%, 07/29/2030 310 302
4.13%, 06/14/2028 320 318
Tennessee Valley Authority
3.50%, 12/15/2042 200 160
3.88%, 03/15/2028 275 273
4.25%, 09/15/2065 115 89
4.63%, 09/15/2060 200 168
4.88%, 05/15/2035 450 450
5.25%, 09/15/2039 400 405
5.38%, 04/01/2056 196 189
5.88%, 04/01/2036 325 349
Uruguay Government International Bond
4.13%, 11/20/2045 136 113
4.38%, 10/27/2027 133 133
4.98%, 04/20/2055 500 426
5.10%, 06/18/2050 300 266
5.44%, 02/14/2037 415 413
5.75%, 10/28/2034 330 338
7.63%, 03/21/2036 500 574
$ 47,712
Supranational Bank - 1 .36%
African Development Bank
3.50%, 09/18/2029 465 452
3.63%, 03/03/2031 345 332
3.88%, 06/12/2028 300 297
4.00%, 03/18/2030 290 286
4.13%, 01/22/2036 145 138
4.38%, 03/14/2028 320 320
Asian Development Bank
1.25%, 06/09/2028 300 284
1.50%, 03/04/2031 115 101
1.75%, 09/19/2029 300 277
1.88%, 03/15/2029 135 127

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank (continued)
2.75%, 01/19/2028 $ 130 $ 127
3.13%, 04/27/2032 135 125
3.63%, 08/28/2029 395 386
3.75%, 04/25/2028 445 441
3.75%, 08/28/2030 385 375
3.88%, 09/28/2032 450 433
3.88%, 06/14/2033 320 306
4.00%, 01/12/2033 160 155
4.13%, 05/30/2030 470 464
4.25%, 05/28/2031 395 390
4.25%, 01/14/2036 390 376
4.38%, 01/14/2028 540 540
4.38%, 03/06/2029 475 475
4.38%, 03/22/2035 450 440
4.50%, 08/25/2028 580 581
4.63%, 08/26/2036 305 301
5.82%, 06/16/2028 39 40
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 310 306
3.75%, 09/14/2027 255 254
3.88%, 04/22/2031 315 307
4.13%, 01/18/2029 470 467
4.13%, 01/14/2036 295 281
4.50%, 01/16/2030 280 280
4.50%, 05/21/2035 345 339
Council Of Europe Development Bank
3.63%, 01/26/2028 315 312
3.63%, 05/08/2028 345 341
4.00%, 05/21/2029 150 148
4.50%, 01/15/2030 210 210
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 432
4.25%, 05/29/2031 220 217
4.38%, 03/09/2028 505 505
European Investment Bank
1.25%, 02/14/2031 255 222
1.63%, 05/13/2031 60 53
3.25%, 11/15/2027 400 395
3.63%, 07/15/2030 520 504
3.75%, 05/15/2029 440 432
3.75%, 11/15/2029 510 499
3.75%, 03/13/2031 490 475
3.75%, 02/14/2033 615 586
3.88%, 03/15/2028 500 496
3.88%, 06/15/2028 650 645
3.88%, 10/15/2030 435 425
4.00%, 02/15/2029 1,100 1,089
4.13%, 02/13/2034 465 449
4.25%, 08/16/2032 455 447
4.25%, 02/08/2036 490 471
4.38%, 10/10/2031 550 546
4.38%, 11/25/2031 460 457
4.38%, 08/16/2033
(d)
520 512
4.50%, 10/16/2028 300 301
4.50%, 03/14/2030 570 571
4.63%, 02/12/2035 455 452
4.75%, 06/15/2029 600 605
Inter-American Development Bank
1.13%, 07/20/2028 515 485
1.13%, 01/13/2031 420 364
3.13%, 09/18/2028 500 488
3.50%, 09/14/2029 300 292
3.50%, 04/12/2033 320 300
3.75%, 06/14/2030 305 297
4.00%, 01/12/2028 310 309
4.13%, 02/15/2029 465 462
4.13%, 01/23/2036 490 466
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Inter-American Development Bank (continued)
4.25%, 03/20/2030
(e)
$ 305 $ 303
4.25%, 08/11/2031 290 286
4.38%, 07/17/2034 250 245
4.38%, 07/16/2035 355 346
4.38%, 01/24/2044 50 45
4.50%, 02/15/2030 480 481
4.50%, 09/13/2033 320 317
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 479
0.75%, 08/26/2030 515 445
1.25%, 02/10/2031 615 535
1.38%, 04/20/2028 565 539
1.63%, 11/03/2031 495 429
1.75%, 10/23/2029 750 691
2.50%, 03/29/2032 620 557
3.50%, 07/12/2028 480 473
3.50%, 10/28/2030 640 616
3.63%, 05/05/2028 555 549
3.88%, 10/16/2029 270 266
3.88%, 02/14/2030 515 505
3.88%, 08/28/2034 330 312
4.00%, 07/25/2030 435 428
4.00%, 01/10/2031 475 466
4.00%, 05/06/2032 430 418
4.13%, 03/20/2030 605 598
4.38%, 08/27/2035 480 467
4.50%, 04/10/2031 375 375
4.50%, 08/25/2033 460 456
4.50%, 05/20/2036 640 626
4.63%, 08/01/2028 480 482
4.63%, 01/15/2032 480 481
4.75%, 11/14/2033 280 281
International Finance Corp
3.50%, 01/22/2029 145 142
3.88%, 07/02/2030 300 294
4.25%, 07/02/2029 250 249
4.25%, 07/14/2031 300 297
4.50%, 01/21/2028 355 356
Nordic Investment Bank
3.75%, 08/28/2028 200 198
3.75%, 05/09/2030 345 336
4.25%, 02/28/2029 200 199
4.25%, 09/04/2029
(e)
300 298
$ 42,929
Telecommunications - 1 .00%
America Movil SAB de CV
2.88%, 05/07/2030 600 554
3.63%, 04/22/2029 400 386
4.38%, 04/22/2049 200 160
6.13%, 03/30/2040 380 385
AT&T Inc
1.65%, 02/01/2028 200 192
2.25%, 02/01/2032 495 426
2.75%, 06/01/2031 600 541
3.10%, 02/01/2043 205 142
3.50%, 06/01/2041 640 475
3.50%, 09/15/2053 1,092 666
3.55%, 09/15/2055 885 536
3.65%, 06/01/2051 590 378
3.65%, 09/15/2059 999 602
4.30%, 12/15/2042 250 198
4.35%, 03/01/2029 700 692
4.35%, 06/15/2045 300 229
4.40%, 04/30/2031 295 287
4.50%, 05/15/2035 550 505
4.50%, 03/09/2048 500 380

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc (continued)
4.75%, 04/30/2033 $ 145 $ 139
4.90%, 11/01/2035 240 227
5.25%, 10/30/2036 385 368
5.38%, 08/15/2035 300 293
5.40%, 02/15/2034 480 477
5.55%, 11/01/2045 415 370
5.85%, 04/30/2046 145 134
6.05%, 08/15/2056 205 188
6.30%, 10/30/2066 300 280
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 130 127
British Telecommunications Ltd
9.62%, 12/15/2030 320 373
Cisco Systems Inc
4.75%, 02/24/2030 265 265
4.85%, 02/26/2029 265 266
4.95%, 02/24/2032 460 459
5.05%, 02/26/2034 440 435
5.30%, 02/26/2054 265 238
5.50%, 01/15/2040 310 305
5.90%, 02/15/2039 170 174
Corning Inc
4.75%, 03/15/2042 165 146
Deutsche Telekom International Finance BV
8.25%, 06/15/2030 335 371
Juniper Networks Inc
2.00%, 12/10/2030 55 48
Motorola Solutions Inc
4.85%, 08/17/2029 155 155
4.85%, 08/15/2030 275 272
5.20%, 08/15/2032 155 154
Orange SA
5.38%, 01/13/2042 230 216
Rogers Communications Inc
3.80%, 03/15/2032 265 244
5.00%, 02/15/2029 130 130
7.50%, 08/15/2038 250 275
Sprint Capital Corp
6.88%, 11/15/2028 320 333
Telefonica Emisiones SA
5.21%, 03/08/2047 550 470
7.05%, 06/20/2036 305 328
T-Mobile USA Inc
2.05%, 02/15/2028 190 183
2.25%, 11/15/2031 150 130
2.40%, 03/15/2029 195 184
2.55%, 02/15/2031 600 538
3.00%, 02/15/2041 150 106
3.30%, 02/15/2051 355 219
3.38%, 04/15/2029 265 256
3.40%, 10/15/2052 235 145
3.88%, 04/15/2030 365 351
4.20%, 10/01/2029 135 133
4.38%, 04/15/2040 345 291
4.50%, 04/15/2050 585 446
4.80%, 07/15/2028 315 316
4.95%, 03/15/2028 95 95
4.95%, 11/15/2035 140 133
5.00%, 02/15/2036 145 138
5.05%, 07/15/2033 425 416
5.13%, 05/15/2032 305 303
5.15%, 04/15/2034 305 299
5.20%, 01/15/2033 160 159
5.25%, 06/15/2055 135 113
5.50%, 01/15/2055 135 117
5.65%, 01/15/2053 360 321
5.70%, 01/15/2056 155 139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc (continued)
5.75%, 01/15/2034 $ 160 $ 162
5.75%, 01/15/2054 160 144
6.00%, 06/15/2054 160 149
Verizon Communications Inc
1.50%, 09/18/2030 420 367
1.68%, 10/30/2030 185 162
1.75%, 01/20/2031 370 323
2.36%, 03/15/2032 580 502
2.55%, 03/21/2031 315 283
2.65%, 11/20/2040 750 515
2.88%, 11/20/2050 505 292
2.99%, 10/30/2056 409 226
3.00%, 11/20/2060 380 207
3.40%, 03/22/2041 715 533
3.55%, 03/22/2051 815 537
3.70%, 03/22/2061 760 486
3.85%, 11/01/2042 90 69
4.02%, 12/03/2029 400 390
4.33%, 09/21/2028 254 254
4.40%, 11/01/2034 485 450
4.50%, 08/10/2033 300 285
4.67%, 03/15/2055 345 266
4.75%, 01/15/2033 225 218
4.81%, 03/15/2039 410 368
4.86%, 08/21/2046 300 250
5.00%, 01/15/2036 90 85
5.25%, 04/02/2035 500 488
5.75%, 11/30/2045 285 266
5.88%, 11/30/2055 225 207
6.00%, 11/30/2065 230 212
6.20%, 05/14/2056
(f)
150 145
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
6.60%, 02/15/2059
(f)
154 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
Vodafone Group PLC
4.80%, 06/18/2031
(d)
150 147
5.35%, 06/18/2036 150 145
5.63%, 02/10/2053 160 143
5.75%, 06/28/2054 330 301
5.88%, 06/28/2064 205 186
6.15%, 02/27/2037 246 254
$ 31,696
Transportation - 0 .40%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 376
3.55%, 02/15/2050 155 108
4.15%, 04/01/2045 200 160
4.40%, 03/15/2042 30 26
4.45%, 01/15/2053 40 32
4.55%, 09/01/2044 180 153
5.20%, 04/15/2054 160 143
5.40%, 06/01/2041 360 352
5.50%, 03/15/2055 330 307
5.80%, 03/15/2056 155 150
Canadian National Railway Co
3.65%, 02/03/2048 300 216
3.85%, 08/05/2032 200 188
4.38%, 09/18/2034 305 289
4.75%, 11/12/2035 145 139
4.95%, 05/12/2036 150 146
Canadian Pacific Railway Co
3.10%, 12/02/2051 450 281
4.80%, 03/30/2030
(d)
405 403
5.50%, 03/15/2056 150 139
6.13%, 09/15/2115 75 74

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp
2.40%, 02/15/2030 $ 60 $ 56
3.35%, 09/15/2049 60 40
3.80%, 03/01/2028 75 74
3.80%, 04/15/2050 700 510
4.30%, 03/01/2048 200 159
4.50%, 11/15/2052 160 128
4.90%, 03/15/2055 335 286
5.05%, 06/15/2035 155 152
5.20%, 11/15/2033 160 160
FedEx Corp
3.10%, 08/05/2029 800 762
5.10%, 01/15/2044 174 156
Fedex Freight Holding Co Inc
4.65%, 03/15/2031
(i)
105 102
4.95%, 03/15/2033
(i)
145 139
Norfolk Southern Corp
2.30%, 05/15/2031 60 53
2.55%, 11/01/2029 150 140
2.90%, 08/25/2051 60 36
3.94%, 11/01/2047 192 144
4.05%, 08/15/2052 200 148
4.45%, 03/01/2033 160 154
4.55%, 06/01/2053 455 363
4.84%, 10/01/2041 180 162
5.35%, 08/01/2054 125 113
Ryder System Inc
4.95%, 09/01/2029 290 291
5.00%, 09/15/2031 405 402
Union Pacific Corp
2.38%, 05/20/2031 385 344
2.80%, 02/14/2032 110 99
2.89%, 04/06/2036 140 115
2.97%, 09/16/2062 425 234
3.20%, 05/20/2041 60 45
3.38%, 02/14/2042
(d)
65 50
3.80%, 10/01/2051 310 222
3.80%, 04/06/2071 590 385
3.84%, 03/20/2060 220 151
4.00%, 04/15/2047 250 192
4.50%, 01/20/2033 130 127
4.95%, 09/09/2052 130 113
5.60%, 12/01/2054 330 312
United Parcel Service Inc
2.50%, 09/01/2029 125 117
3.40%, 09/01/2049 180 121
4.65%, 10/15/2030 155 154
4.85%, 08/15/2031 155 154
4.88%, 03/03/2033
(d)
410 409
4.88%, 11/15/2040 30 28
5.05%, 03/03/2053 410 355
5.15%, 05/22/2034
(d)
130 130
5.50%, 05/22/2054 130 120
5.95%, 05/14/2055 205 201
6.20%, 01/15/2038 200 211
$ 12,801
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 115 99
5.50%, 06/15/2035 315 311
6.05%, 06/05/2054 170 166
$ 576
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 360 318
3.25%, 06/01/2051 300 192
3.75%, 09/01/2047 340 247
4.45%, 06/01/2032 130 126
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
American Water Capital Corp (continued)
4.63%, 06/01/2029 $ 150 $ 149
5.70%, 09/01/2055 70 66
6.59%, 10/15/2037 163 176
Essential Utilities Inc
2.40%, 05/01/2031 180 160
5.25%, 08/15/2035 155 152
5.30%, 05/01/2052 65 57
5.38%, 01/15/2034 135 135
$ 1,778
TOTAL BONDS $ 849,203
MUNICIPAL BONDS - 0 .08%
Principal
Amount (000's) Value (000's)
California - 0 .03%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 176
6.91%, 10/01/2050 125 135
California State University
2.98%, 11/01/2051 155 99
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 21
State of California
3.50%, 04/01/2028 115 113
7.30%, 10/01/2039 300 334
$ 878
Georgia - 0 .00%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 143 148
Illinois - 0 .03%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 267 291
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 29 30
State of Illinois
5.10%, 06/01/2033 558 558
$ 879
New Jersey - 0 .01%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
185 190
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 157
$ 347
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 201
Texas - 0 .00%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 26
State of Texas
4.68%, 04/01/2040 160 151
$ 177
TOTAL MUNICIPAL BONDS $ 2,630
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .76%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .16%
2.00%, 09/01/2031 $ 35 $ 33
2.00%, 12/01/2031 40 38
2.50%, 01/01/2031 65 63
2.50%, 02/01/2031 65 62
2.50%, 12/01/2031 123 118
2.50%, 01/01/2032 134 128
2.50%, 03/01/2032 42 40
2.50%, 11/01/2036 34 31

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 11/01/2028 $ 26 $ 26
3.00%, 04/01/2029 28 27
3.00%, 09/01/2029 29 29
3.00%, 10/01/2029 44 44
3.00%, 11/01/2029 20 19
3.00%, 01/01/2030 20 19
3.00%, 11/01/2030 23 23
3.00%, 03/01/2031 15 15
3.00%, 05/01/2032 83 79
3.00%, 03/01/2033 28 27
3.00%, 04/01/2033 14 13
3.00%, 09/01/2036 27 25
3.00%, 09/01/2036 51 48
3.00%, 02/01/2037 57 53
3.00%, 10/01/2042 125 112
3.00%, 11/01/2042 191 169
3.00%, 02/01/2043 187 169
3.00%, 08/01/2043 250 224
3.00%, 09/01/2043 52 47
3.00%, 10/01/2043 42 37
3.00%, 01/01/2045 51 45
3.00%, 06/01/2046 102 90
3.00%, 10/01/2046 57 50
3.00%, 02/01/2047 106 93
3.50%, 12/01/2031 52 50
3.50%, 05/01/2034 21 20
3.50%, 11/01/2034 26 25
3.50%, 01/01/2035 55 53
3.50%, 04/01/2037 23 21
3.50%, 06/01/2042 157 146
3.50%, 02/01/2045 31 28
3.50%, 03/01/2045 82 75
3.50%, 06/01/2045 91 83
3.50%, 06/01/2046 112 102
4.00%, 12/01/2030 4 4
4.00%, 11/01/2033 37 37
4.00%, 07/01/2034 28 27
4.00%, 04/01/2038 56 54
4.00%, 12/01/2040 68 65
4.00%, 02/01/2044 57 54
4.00%, 04/01/2044 64 60
4.00%, 07/01/2044 78 74
4.00%, 09/01/2044 27 26
4.00%, 11/01/2044 100 94
4.00%, 01/01/2045 87 82
4.00%, 08/01/2045 120 113
4.00%, 12/01/2045 21 20
4.00%, 02/01/2046 33 31
4.00%, 05/01/2046 75 70
4.50%, 10/01/2030 17 17
4.50%, 05/01/2031 2 2
4.50%, 05/01/2049 1,073 1,024
5.50%, 06/01/2034 34 34
5.50%, 07/01/2038 38 39
5.50%, 07/01/2038 33 34
5.50%, 12/01/2038 65 66
5.50%, 10/01/2039 110 109
5.50%, 06/01/2041 41 41
6.00%, 04/01/2038 209 217
6.00%, 11/01/2038 39 40
$ 5,033
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .47%
1.50%, 12/01/2035 1,536 1,369
1.50%, 03/01/2036 874 774
1.50%, 05/01/2036 2,953 2,624
1.50%, 05/01/2036 942 841
1.50%, 11/01/2036 665 591
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
1.50%, 12/01/2036 $ 1,725 $ 1,529
1.50%, 05/01/2037 622 551
1.50%, 11/01/2050 633 475
1.50%, 01/01/2051 3,192 2,382
1.50%, 06/01/2051 1,480 1,107
2.00%, 09/01/2029 36 35
2.00%, 05/01/2030 16 16
2.00%, 12/01/2031 54 51
2.00%, 02/01/2032 36 34
2.00%, 02/01/2036 1,060 960
2.00%, 02/01/2036 2,349 2,130
2.00%, 03/01/2036 1,862 1,689
2.00%, 04/01/2036 4,217 3,827
2.00%, 09/01/2036 2,354 2,130
2.00%, 02/01/2037 4,898 4,433
2.00%, 03/01/2037 2,147 1,942
2.00%, 01/01/2042 2,288 1,970
2.00%, 05/01/2042 2,227 1,901
2.00%, 08/01/2042 3,690 3,162
2.00%, 12/01/2050 12,451 9,829
2.00%, 02/01/2051 1,786 1,416
2.00%, 02/01/2051 6,500 5,153
2.00%, 02/01/2051 5,710 4,504
2.00%, 03/01/2051 3,639 2,885
2.00%, 04/01/2051 9,620 7,700
2.00%, 04/01/2051 1,874 1,503
2.00%, 04/01/2051 6,542 5,211
2.00%, 04/01/2051 4,357 3,487
2.00%, 05/01/2051 4,595 3,621
2.00%, 07/01/2051 6,751 5,315
2.00%, 10/01/2051 3,313 2,626
2.00%, 11/01/2051 4,976 3,930
2.00%, 11/01/2051 1,407 1,124
2.00%, 12/01/2051 2,809 2,227
2.00%, 12/01/2051 2,264 1,801
2.00%, 12/01/2051 4,634 3,687
2.00%, 01/01/2052 8,939 7,024
2.00%, 01/01/2052 1,779 1,412
2.00%, 01/01/2052 9,663 7,724
2.00%, 02/01/2052 2,444 1,926
2.00%, 02/01/2052 2,293 1,826
2.00%, 03/01/2052 3,894 3,094
2.00%, 03/01/2052 2,157 1,712
2.00%, 04/01/2052 1,722 1,380
2.00%, 04/01/2052 1,076 862
2.00%, 04/01/2052 8,966 7,133
2.00%, 08/01/2052 1,443 1,135
2.00%, 10/01/2052 7,640 6,014
2.00%, 10/01/2052 4,074 3,200
2.00%, 12/01/2053 1,879 1,477
2.50%, 01/01/2028 10 9
2.50%, 11/01/2028 35 34
2.50%, 09/01/2029 32 31
2.50%, 05/01/2030 44 43
2.50%, 08/01/2030 68 66
2.50%, 03/01/2031 58 55
2.50%, 11/01/2031 133 127
2.50%, 12/01/2031 25 24
2.50%, 01/01/2032 37 35
2.50%, 03/01/2032 44 42
2.50%, 07/01/2033 4 4
2.50%, 02/01/2035 728 679
2.50%, 06/01/2035 1,553 1,443
2.50%, 05/01/2036 2,102 1,947
2.50%, 10/01/2036 14 13
2.50%, 10/01/2036 34 31
2.50%, 12/01/2036 46 42

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2037 $ 1,910 $ 1,764
2.50%, 04/01/2037 872 803
2.50%, 04/01/2042 3,417 3,013
2.50%, 01/01/2043 42 37
2.50%, 05/01/2043 64 55
2.50%, 08/01/2046 35 29
2.50%, 12/01/2046 94 79
2.50%, 10/01/2050 539 447
2.50%, 11/01/2050 502 418
2.50%, 02/01/2051 1,751 1,457
2.50%, 02/01/2051 4,767 3,996
2.50%, 04/01/2051 2,659 2,187
2.50%, 07/01/2051 492 404
2.50%, 10/01/2051 4,009 3,296
2.50%, 11/01/2051 2,078 1,740
2.50%, 11/01/2051 4,759 3,962
2.50%, 01/01/2052 1,427 1,182
2.50%, 02/01/2052 2,309 1,898
2.50%, 02/01/2052 9,031 7,538
2.50%, 02/01/2052 977 805
2.50%, 02/01/2052 1,730 1,445
2.50%, 02/01/2052 4,536 3,730
2.50%, 02/01/2052 1,729 1,448
2.50%, 03/01/2052 1,787 1,490
2.50%, 03/01/2052 8,886 7,410
2.50%, 03/01/2052 5,318 4,370
2.50%, 04/01/2052 8,468 7,046
2.50%, 04/01/2052 6,285 5,243
2.50%, 04/01/2052 3,587 2,968
2.50%, 04/01/2052 6,301 5,176
2.50%, 04/01/2052 1,201 987
2.50%, 05/01/2052 2,485 2,081
2.50%, 10/01/2053 2,142 1,762
2.50%, 01/01/2054 4,592 3,762
3.00%, 04/01/2027 3 3
3.00%, 01/01/2029 10 10
3.00%, 02/01/2029 13 13
3.00%, 12/01/2029 11 11
3.00%, 12/01/2029 10 10
3.00%, 01/01/2030 73 72
3.00%, 01/01/2030 61 60
3.00%, 06/01/2030 41 40
3.00%, 09/01/2030 17 17
3.00%, 10/01/2030 77 75
3.00%, 11/01/2030 65 63
3.00%, 12/01/2030 16 16
3.00%, 03/01/2031 50 49
3.00%, 04/01/2031 17 16
3.00%, 09/01/2031 88 85
3.00%, 12/01/2031 39 38
3.00%, 01/01/2033 12 11
3.00%, 04/01/2033 12 12
3.00%, 08/01/2034 117 112
3.00%, 05/01/2035 141 132
3.00%, 09/01/2035 877 825
3.00%, 05/01/2037 2,211 2,081
3.00%, 06/01/2040 296 271
3.00%, 04/01/2043 95 85
3.00%, 05/01/2043 43 39
3.00%, 05/01/2043 215 193
3.00%, 05/01/2043 66 59
3.00%, 07/01/2043 44 39
3.00%, 07/01/2043 223 199
3.00%, 08/01/2043 239 214
3.00%, 10/01/2043 133 119
3.00%, 11/01/2043 62 56
3.00%, 01/01/2045 303 271
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2046 $ 40 $ 35
3.00%, 10/01/2046 266 232
3.00%, 11/01/2049 1,022 889
3.00%, 03/01/2050 2,419 2,097
3.00%, 06/01/2050 1,601 1,376
3.00%, 10/01/2050 2,351 2,006
3.00%, 07/01/2051 9,244 8,013
3.00%, 11/01/2051 420 360
3.00%, 02/01/2052 1,754 1,541
3.00%, 03/01/2052 1,528 1,308
3.00%, 03/01/2052 354 308
3.00%, 03/01/2052 5,480 4,725
3.00%, 04/01/2052 1,474 1,293
3.00%, 05/01/2052 2,429 2,107
3.00%, 05/01/2052 1,414 1,213
3.00%, 05/01/2052 7,836 6,694
3.00%, 06/01/2052 4,002 3,441
3.00%, 06/01/2052 6,082 5,226
3.50%, 12/01/2026 2 2
3.50%, 03/01/2029 32 31
3.50%, 09/01/2029 24 24
3.50%, 11/01/2030 28 27
3.50%, 04/01/2032 5 5
3.50%, 07/01/2032 4 4
3.50%, 09/01/2032 4 4
3.50%, 12/01/2032 564 549
3.50%, 10/01/2033 3 3
3.50%, 05/01/2034 17 16
3.50%, 06/01/2034 12 12
3.50%, 07/01/2034 72 69
3.50%, 10/01/2034 19 18
3.50%, 02/01/2036 22 21
3.50%, 02/01/2037 18 17
3.50%, 05/01/2037 24 23
3.50%, 05/01/2037 1,026 989
3.50%, 03/01/2041 10 9
3.50%, 03/01/2042 22 21
3.50%, 06/01/2042 132 123
3.50%, 07/01/2042 22 20
3.50%, 04/01/2043 184 169
3.50%, 05/01/2043 127 117
3.50%, 08/01/2043 130 120
3.50%, 01/01/2044 46 42
3.50%, 01/01/2044 547 506
3.50%, 09/01/2044 2,844 2,619
3.50%, 10/01/2044 68 62
3.50%, 12/01/2044 120 109
3.50%, 11/01/2045 89 81
3.50%, 12/01/2045 108 98
3.50%, 12/01/2045 11 10
3.50%, 01/01/2046 135 122
3.50%, 03/01/2046 32 29
3.50%, 12/01/2046 99 90
3.50%, 01/01/2048 1,742 1,567
3.50%, 08/01/2049 716 643
3.50%, 11/01/2049 1,318 1,192
3.50%, 12/01/2049 1,012 922
3.50%, 01/01/2050 5,147 4,618
3.50%, 01/01/2052 4,141 3,716
3.50%, 06/01/2052 1,138 1,015
3.50%, 06/01/2052 741 666
3.50%, 07/01/2052 2,416 2,147
3.50%, 07/01/2052 8,331 7,467
3.50%, 08/01/2052 3,022 2,718
3.50%, 10/01/2052 2,318 2,066
4.00%, 04/01/2029 1 1
4.00%, 12/01/2030 2 2

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 03/01/2031 $ 1 $ 1
4.00%, 11/01/2031 3 3
4.00%, 11/01/2033 66 64
4.00%, 10/01/2034 40 39
4.00%, 02/01/2036 71 68
4.00%, 01/01/2037 23 22
4.00%, 10/01/2037 33 31
4.00%, 10/01/2037 434 416
4.00%, 03/01/2038 12 12
4.00%, 07/01/2038 45 43
4.00%, 12/01/2038 32 31
4.00%, 01/01/2039 41 39
4.00%, 01/01/2041 28 27
4.00%, 02/01/2041 10 9
4.00%, 12/01/2041 44 42
4.00%, 06/01/2042 77 73
4.00%, 06/01/2042 45 43
4.00%, 07/01/2042 225 214
4.00%, 12/01/2042 81 77
4.00%, 09/01/2044 37 35
4.00%, 11/01/2044 35 33
4.00%, 08/01/2049 2,188 2,036
4.00%, 10/01/2049 1,342 1,242
4.00%, 11/01/2049 562 520
4.00%, 04/01/2050 1,054 975
4.00%, 07/01/2052 943 866
4.00%, 08/01/2052 3,501 3,218
4.00%, 08/01/2052 5,703 5,250
4.00%, 09/01/2052 3,125 2,875
4.00%, 10/01/2052 2,307 2,118
4.00%, 10/01/2052 950 876
4.00%, 01/01/2053 4,264 3,949
4.00%, 07/01/2053 1,114 1,020
4.00%, 02/01/2054 2,152 1,971
4.00%, 07/01/2055 3,908 3,597
4.50%, 06/01/2029 2 2
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 2 2
4.50%, 01/01/2034 9 9
4.50%, 01/01/2040 574 562
4.50%, 02/01/2041 1,133 1,108
4.50%, 06/01/2052 4,753 4,516
4.50%, 08/01/2052 3,964 3,758
4.50%, 10/01/2052 4,188 3,984
4.50%, 10/01/2052 3,377 3,198
4.50%, 05/01/2053 4,210 4,000
4.50%, 08/01/2053 2,205 2,095
4.50%, 04/01/2054 907 862
4.50%, 11/01/2054 766 724
4.50%, 11/01/2054 1,057 993
4.50%, 11/01/2054 3,134 2,950
4.50%, 01/01/2056 2,913 2,744
5.00%, 08/01/2039 466 464
5.00%, 12/01/2039 353 352
5.00%, 09/01/2040 1,093 1,094
5.00%, 11/01/2045 727 709
5.00%, 04/01/2046 1,468 1,441
5.00%, 11/01/2052 3,654 3,561
5.00%, 02/01/2053 4,662 4,537
5.00%, 04/01/2053 1,452 1,418
5.00%, 04/01/2053 3,319 3,227
5.00%, 04/01/2053 3,863 3,769
5.00%, 05/01/2053 4,553 4,454
5.00%, 06/01/2053 3,470 3,388
5.00%, 06/01/2053 2,287 2,233
5.00%, 08/01/2053 745 722
5.00%, 08/01/2053 4,455 4,345
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 05/01/2054 $ 880 $ 856
5.00%, 10/01/2054 2,750 2,681
5.00%, 11/01/2054 3,730 3,617
5.00%, 11/01/2054 4,676 4,554
5.00%, 12/01/2054 3,101 3,012
5.00%, 01/01/2056 5,612 5,436
5.00%, 01/01/2056 1,597 1,558
5.00%, 02/01/2056 5,104 4,936
5.50%, 03/01/2038 38 38
5.50%, 05/01/2038 42 43
5.50%, 06/01/2038 58 59
5.50%, 09/01/2038 86 88
5.50%, 11/01/2038 50 51
5.50%, 04/01/2039 47 48
5.50%, 10/01/2039 1,498 1,523
5.50%, 04/01/2040 29 30
5.50%, 07/01/2040 1,233 1,254
5.50%, 03/01/2053 2,773 2,779
5.50%, 07/01/2053 1,122 1,123
5.50%, 08/01/2053 1,872 1,863
5.50%, 08/01/2053 4,706 4,704
5.50%, 05/01/2054 1,975 1,971
5.50%, 05/01/2054 1,233 1,226
5.50%, 06/01/2054 3,591 3,586
5.50%, 08/01/2054 4,172 4,157
5.50%, 10/01/2054 3,963 3,968
5.50%, 10/01/2054 1,464 1,455
5.50%, 12/01/2054 3,334 3,338
5.50%, 02/01/2055 3,978 3,971
5.50%, 04/01/2055 866 864
5.50%, 04/01/2055 1,735 1,727
5.50%, 04/01/2055 1,785 1,781
5.50%, 06/01/2055 3,245 3,241
5.50%, 08/01/2055 3,304 3,285
5.50%, 08/01/2055 4,122 4,114
5.50%, 08/01/2055 3,464 3,463
5.50%, 10/01/2055 2,338 2,330
5.50%, 12/01/2055 1,927 1,915
5.50%, 04/01/2056 5,485 5,477
5.50%, 04/01/2056 2,740 2,740
5.50%, 06/01/2056 4,988 4,954
6.00%, 10/01/2036 34 35
6.00%, 01/01/2053 1,837 1,887
6.00%, 10/01/2053 1,975 2,008
6.00%, 10/01/2053 2,680 2,739
6.00%, 11/01/2053 987 1,006
6.00%, 11/01/2053 2,714 2,769
6.00%, 03/01/2054 1,561 1,592
6.00%, 06/01/2054 2,367 2,418
6.00%, 07/01/2054 2,264 2,320
6.00%, 07/01/2054 2,232 2,283
6.00%, 08/01/2054 2,424 2,455
6.00%, 09/01/2054 3,092 3,166
6.00%, 09/01/2054 4,656 4,744
6.00%, 11/01/2054 1,802 1,841
6.00%, 11/01/2054 1,989 2,035
6.00%, 01/01/2055 1,752 1,792
6.00%, 04/01/2055 976 999
6.00%, 09/01/2055 2,186 2,233
6.00%, 09/01/2055 2,879 2,932
6.00%, 09/01/2055 7,237 7,361
6.50%, 09/01/2053 475 491
6.50%, 01/01/2054 4,388 4,538
6.50%, 02/01/2054 1,891 1,974
6.50%, 05/01/2054 2,259 2,345
6.50%, 07/01/2054 1,215 1,261
6.50%, 04/01/2055 2,422 2,532

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 11/01/2055 $ 4,073 $ 4,218
$ 585,022
Government National Mortgage Association (GNMA) - 5 .84%
2.00%, 02/20/2051 6,488 5,212
2.00%, 05/20/2051 4,930 3,960
2.00%, 07/20/2051 9,195 7,386
2.00%, 08/20/2051 7,056 5,668
2.00%, 11/20/2051 2,004 1,610
2.50%, 06/20/2027 4 4
2.50%, 12/20/2030 17 16
2.50%, 03/20/2031 30 29
2.50%, 07/20/2043 55 47
2.50%, 12/20/2046 132 112
2.50%, 01/20/2047 42 36
2.50%, 06/20/2050 2,030 1,706
2.50%, 04/20/2051 2,182 1,826
2.50%, 05/20/2051 6,820 5,706
2.50%, 07/20/2051 10,139 8,516
2.50%, 09/20/2051 7,963 6,662
2.50%, 05/20/2052 1,639 1,371
3.00%, 02/15/2027 1 1
3.00%, 08/20/2029 9 9
3.00%, 09/20/2029 11 11
3.00%, 07/20/2030 11 11
3.00%, 01/20/2031 15 14
3.00%, 07/20/2032 18 18
3.00%, 03/20/2043 37 33
3.00%, 03/20/2043 175 154
3.00%, 04/20/2043 233 208
3.00%, 06/20/2043 208 185
3.00%, 08/20/2043 224 200
3.00%, 12/15/2044 22 19
3.00%, 01/15/2045 23 21
3.00%, 01/15/2045 20 17
3.00%, 02/20/2045 20 18
3.00%, 05/20/2045 129 114
3.00%, 12/20/2045 91 81
3.00%, 01/20/2046 40 35
3.00%, 03/20/2046 159 140
3.00%, 05/20/2046 261 231
3.00%, 06/20/2046 252 222
3.00%, 08/20/2046 240 212
3.00%, 09/20/2046 180 158
3.00%, 10/20/2046 137 121
3.00%, 12/15/2046 51 44
3.00%, 02/20/2048 1,330 1,163
3.00%, 11/20/2049 559 488
3.00%, 07/20/2051 1,472 1,282
3.00%, 09/20/2051 5,900 5,138
3.00%, 12/20/2051 9,745 8,486
3.50%, 05/20/2042 55 51
3.50%, 06/20/2042 56 52
3.50%, 07/20/2042 220 202
3.50%, 09/20/2042 169 156
3.50%, 10/20/2042 123 113
3.50%, 11/20/2042 108 99
3.50%, 12/20/2042 113 104
3.50%, 01/20/2043 187 172
3.50%, 02/20/2043 299 273
3.50%, 03/20/2043 201 184
3.50%, 04/15/2043 75 68
3.50%, 04/20/2043 132 121
3.50%, 05/20/2043 88 81
3.50%, 07/20/2043 114 105
3.50%, 08/20/2043 273 251
3.50%, 09/20/2043 196 180
3.50%, 10/20/2043 92 85
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 09/20/2044 $ 74 $ 68
3.50%, 10/20/2044 86 79
3.50%, 11/20/2044 81 74
3.50%, 12/20/2044 84 76
3.50%, 01/20/2045 81 74
3.50%, 03/15/2045 23 20
3.50%, 03/20/2045 138 126
3.50%, 04/15/2045 8 7
3.50%, 04/20/2045 82 75
3.50%, 04/20/2045 131 115
3.50%, 05/20/2045 135 123
3.50%, 06/20/2045 21 19
3.50%, 07/20/2045 115 105
3.50%, 08/20/2045 128 116
3.50%, 09/20/2045 121 110
3.50%, 10/20/2045 109 99
3.50%, 11/20/2045 195 177
3.50%, 12/20/2045 142 128
3.50%, 02/20/2046 115 104
3.50%, 08/15/2046 25 23
3.50%, 09/15/2046 57 51
3.50%, 01/15/2048 33 29
3.50%, 02/20/2048 3,486 3,124
3.50%, 08/20/2048 1,190 1,067
3.50%, 09/15/2048 74 68
3.50%, 04/20/2052 3,870 3,439
3.50%, 08/20/2052 4,512 4,025
4.00%, 02/20/2044 63 60
4.00%, 05/15/2044 46 42
4.00%, 05/20/2044 36 34
4.00%, 07/20/2044 11 10
4.00%, 08/20/2044 81 76
4.00%, 09/20/2044 72 68
4.00%, 10/20/2044 262 246
4.00%, 11/15/2044 39 36
4.00%, 11/20/2044 51 48
4.00%, 12/20/2044 97 91
4.00%, 01/20/2045 41 39
4.00%, 03/20/2045 65 61
4.00%, 08/20/2045 71 66
4.00%, 09/15/2045 9 8
4.00%, 09/20/2045 83 77
4.00%, 12/15/2045 25 23
4.00%, 02/20/2046 27 26
4.00%, 04/20/2046 101 94
4.00%, 10/20/2046 29 27
4.00%, 01/20/2047 8 7
4.00%, 03/20/2047 82 76
4.00%, 05/20/2047 28 25
4.00%, 11/20/2047 178 164
4.00%, 03/20/2049 449 414
4.00%, 05/20/2049 572 528
4.00%, 04/20/2052 6,663 6,097
4.00%, 10/20/2052 2,873 2,640
4.00%, 11/20/2052 847 780
4.50%, 03/15/2039 59 57
4.50%, 03/15/2040 62 60
4.50%, 07/15/2040 76 74
4.50%, 02/20/2041 13 12
4.50%, 03/20/2041 9 9
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 97 93
4.50%, 10/15/2047 48 46
4.50%, 02/20/2049 2,194 2,094
4.50%, 05/20/2052 850 804
4.50%, 08/20/2052 2,097 1,994
4.50%, 09/20/2052 5,354 5,087
4.50%, 11/20/2054 8,784 8,300

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/20/2038 $ 44 $ 43
5.00%, 04/20/2039 31 31
5.00%, 01/20/2045 50 50
5.00%, 02/20/2046 18 18
5.00%, 12/20/2046 39 39
5.00%, 08/20/2048 12 12
5.00%, 10/20/2048 45 44
5.00%, 12/20/2052 755 738
5.00%, 01/20/2053 4,869 4,747
5.00%, 02/20/2053 1,125 1,098
5.00%, 04/20/2053 2,315 2,259
5.00%, 09/20/2053 1,549 1,518
5.00%, 02/20/2054 754 737
5.00%, 04/20/2054 1,738 1,690
5.00%, 05/20/2054 4,179 4,070
5.00%, 12/20/2054 6,209 6,027
5.00%, 02/20/2055 3,019 2,935
5.00%, 04/20/2055 3,327 3,241
5.00%, 09/20/2056
(k)
1,725 1,670
5.50%, 03/15/2038 43 43
5.50%, 02/15/2039 37 38
5.50%, 06/15/2040 63 64
5.50%, 07/20/2044 34 35
5.50%, 09/20/2044 47 48
5.50%, 12/20/2048 7 7
5.50%, 03/20/2053 3,944 3,949
5.50%, 06/20/2053 1,664 1,665
5.50%, 08/20/2053 2,521 2,520
5.50%, 10/20/2053 3,140 3,132
5.50%, 12/20/2053 3,487 3,484
5.50%, 02/20/2054 3,161 3,171
5.50%, 04/20/2054 4,363 4,351
5.50%, 07/20/2054 4,728 4,716
6.00%, 07/20/2053 2,810 2,873
6.00%, 10/20/2053 2,643 2,699
6.00%, 03/20/2054 2,414 2,452
6.00%, 04/20/2054 1,324 1,346
6.00%, 09/20/2056
(k)
2,450 2,484
$ 185,063
U.S. Treasury - 46 .29%
0.38%, 09/30/2027 5,215 5,004
0.50%, 10/31/2027 5,120 4,903
0.63%, 11/30/2027 7,625 7,290
0.63%, 12/31/2027 6,650 6,337
0.63%, 05/15/2030 29,725 25,874
0.63%, 08/15/2030 15,065 12,986
0.75%, 01/31/2028 10,210 9,717
0.88%, 11/15/2030 13,310 11,488
1.00%, 07/31/2028 8,595 8,072
1.13%, 02/29/2028 11,740 11,202
1.13%, 08/31/2028 7,015 6,587
1.13%, 02/15/2031 12,680 10,987
1.13%, 05/15/2040 5,180 3,188
1.13%, 08/15/2040 6,350 3,866
1.25%, 03/31/2028 6,615 6,308
1.25%, 04/30/2028 10,140 9,643
1.25%, 05/31/2028 8,310 7,883
1.25%, 06/30/2028 33,045 31,265
1.25%, 09/30/2028 5,880 5,520
1.25%, 08/15/2031 10,605 9,082
1.25%, 05/15/2050 6,195 2,809
1.38%, 10/31/2028 8,830 8,291
1.38%, 12/31/2028 7,435 6,945
1.38%, 11/15/2031 19,860 16,980
1.38%, 11/15/2040 5,225 3,281
1.38%, 08/15/2050 7,830 3,654
1.50%, 11/30/2028 6,840 6,424
1.50%, 02/15/2030 12,175 11,041
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 08/15/2029 $ 3,940 $ 3,641
1.63%, 05/15/2031 11,030 9,699
1.63%, 11/15/2050 7,265 3,616
1.75%, 01/31/2029 8,580 8,067
1.75%, 11/15/2029 3,980 3,666
1.75%, 08/15/2041 7,005 4,552
1.88%, 02/28/2029 5,360 5,045
1.88%, 02/15/2032 13,820 12,054
1.88%, 02/15/2041 5,820 3,921
1.88%, 02/15/2051 7,240 3,834
1.88%, 11/15/2051 8,115 4,243
2.00%, 11/15/2041 5,285 3,547
2.00%, 02/15/2050 3,950 2,197
2.00%, 08/15/2051 7,250 3,931
2.25%, 11/15/2027 6,555 6,400
2.25%, 05/15/2041 4,570 3,233
2.25%, 08/15/2046 4,160 2,605
2.25%, 08/15/2049 6,140 3,650
2.25%, 02/15/2052 6,160 3,532
2.38%, 03/31/2029 6,075 5,779
2.38%, 05/15/2029 6,050 5,741
2.38%, 02/15/2042 6,020 4,252
2.38%, 11/15/2049 3,305 2,012
2.38%, 05/15/2051 6,765 4,035
2.50%, 02/15/2045 3,795 2,561
2.50%, 02/15/2046 4,005 2,655
2.50%, 05/15/2046 2,720 1,796
2.63%, 02/15/2029 7,695 7,382
2.63%, 07/31/2029 3,670 3,493
2.75%, 02/15/2028 8,515 8,330
2.75%, 05/31/2029 3,655 3,500
2.75%, 08/15/2032 20,440 18,521
2.75%, 08/15/2042 739 546
2.75%, 11/15/2042 1,090 801
2.75%, 08/15/2047 3,520 2,389
2.75%, 11/15/2047 7,075 4,785
2.88%, 05/15/2028 5,645 5,511
2.88%, 08/15/2028 13,970 13,587
2.88%, 04/30/2029 4,605 4,430
2.88%, 05/15/2032 10,200 9,346
2.88%, 05/15/2043 2,880 2,137
2.88%, 08/15/2045 2,575 1,838
2.88%, 11/15/2046 1,645 1,154
2.88%, 05/15/2049 4,490 3,054
2.88%, 05/15/2052 6,300 4,158
3.00%, 05/15/2042 1,705 1,313
3.00%, 11/15/2044 4,710 3,472
3.00%, 05/15/2045 2,280 1,668
3.00%, 11/15/2045 1,950 1,417
3.00%, 02/15/2047 3,175 2,270
3.00%, 05/15/2047 4,205 2,998
3.00%, 02/15/2048 3,415 2,412
3.00%, 08/15/2048 5,045 3,543
3.00%, 02/15/2049 3,190 2,229
3.00%, 08/15/2052 5,725 3,871
3.13%, 11/15/2028 11,250 10,958
3.13%, 08/31/2029 3,010 2,902
3.13%, 11/15/2041 455 360
3.13%, 02/15/2042 1,140 898
3.13%, 02/15/2043 815 630
3.13%, 08/15/2044 2,590 1,955
3.13%, 05/15/2048 4,215 3,038
3.25%, 06/30/2029 4,380 4,247
3.25%, 05/15/2042 5,235 4,174
3.38%, 09/15/2027 5,595 5,548
3.38%, 09/15/2028 5,330 5,229
3.38%, 05/15/2033 10,280 9,556
3.38%, 08/15/2042 3,025 2,442

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.38%, 11/15/2048 $ 3,175 $ 2,381
3.50%, 09/30/2027 3,860 3,830
3.50%, 01/31/2028 11,095 10,973
3.50%, 04/30/2028 3,820 3,769
3.50%, 10/15/2028 5,440 5,346
3.50%, 11/15/2028 6,215 6,102
3.50%, 12/15/2028 5,205 5,107
3.50%, 01/15/2029 2,425 2,377
3.50%, 02/15/2029 5,290 5,181
3.50%, 03/15/2029 6,165 6,036
3.50%, 09/30/2029 9,035 8,798
3.50%, 01/31/2030 7,810 7,578
3.50%, 04/30/2030 3,395 3,287
3.50%, 11/30/2030 830 799
3.50%, 02/15/2033 8,890 8,350
3.50%, 02/15/2039 1,130 989
3.63%, 03/31/2028 3,180 3,146
3.63%, 08/15/2028 605 597
3.63%, 08/31/2029 7,430 7,266
3.63%, 03/31/2030 6,730 6,547
3.63%, 08/31/2030 25,460 24,679
3.63%, 09/30/2030 2,595 2,514
3.63%, 10/31/2030 4,430 4,288
3.63%, 09/30/2031 4,930 4,733
3.63%, 08/15/2043 2,410 1,984
3.63%, 02/15/2044 1,245 1,019
3.63%, 02/15/2053 3,965 3,027
3.63%, 05/15/2053 7,665 5,846
3.75%, 04/15/2028 2,735 2,710
3.75%, 05/15/2028 5,400 5,349
3.75%, 12/31/2028 6,315 6,228
3.75%, 05/31/2030 4,000 3,903
3.75%, 06/30/2030 5,090 4,963
3.75%, 12/31/2030 2,545 2,472
3.75%, 08/31/2031 9,060 8,754
3.75%, 10/31/2032 4,840 4,627
3.75%, 11/30/2032 6,310 6,028
3.75%, 02/28/2033 5,610 5,349
3.75%, 08/15/2041 2,175 1,875
3.75%, 11/15/2043 1,250 1,044
3.88%, 10/15/2027 4,790 4,770
3.88%, 11/30/2027 4,725 4,702
3.88%, 12/31/2027 5,365 5,336
3.88%, 03/15/2028 5,120 5,087
3.88%, 03/31/2028 17,395 17,277
3.88%, 07/15/2028 2,255 2,236
3.88%, 04/15/2029 3,845 3,796
3.88%, 05/15/2029 5,060 4,994
3.88%, 09/30/2029 6,260 6,163
3.88%, 11/30/2029 2,300 2,261
3.88%, 04/30/2030 7,460 7,316
3.88%, 06/30/2030 4,235 4,148
3.88%, 07/31/2030 5,470 5,356
3.88%, 03/31/2031 3,015 2,939
3.88%, 08/31/2032 3,415 3,293
3.88%, 09/30/2032 2,610 2,515
3.88%, 12/31/2032 3,960 3,807
3.88%, 08/15/2033 10,170 9,722
3.88%, 08/15/2034 11,485 10,880
3.88%, 08/15/2040 1,350 1,198
3.88%, 02/15/2043 2,125 1,821
3.88%, 05/15/2043 1,060 905
4.00%, 12/15/2027 2,660 2,650
4.00%, 02/29/2028 3,380 3,365
4.00%, 06/30/2028 2,640 2,624
4.00%, 01/31/2029 5,730 5,680
4.00%, 07/31/2029 6,885 6,808
4.00%, 02/28/2030 12,340 12,166
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.00%, 03/31/2030 $ 6,550 $ 6,454
4.00%, 05/31/2030 9,220 9,076
4.00%, 07/31/2030 5,145 5,060
4.00%, 01/31/2031 7,695 7,545
4.00%, 04/30/2032 3,255 3,167
4.00%, 06/30/2032 4,340 4,218
4.00%, 07/31/2032 5,930 5,759
4.00%, 02/15/2034 11,975 11,492
4.00%, 11/15/2035 11,290 10,682
4.00%, 11/15/2042 5,715 4,990
4.00%, 11/15/2052 8,095 6,616
4.13%, 09/30/2027 6,975 6,966
4.13%, 10/31/2027 4,750 4,742
4.13%, 11/15/2027 19,485 19,448
4.13%, 07/31/2028 8,455 8,421
4.13%, 03/31/2029 5,800 5,763
4.13%, 06/15/2029 4,100 4,070
4.13%, 07/15/2029 5,520 5,478
4.13%, 10/31/2029 7,570 7,502
4.13%, 11/30/2029 10,715 10,616
4.13%, 08/31/2030 1,075 1,062
4.13%, 07/31/2031 9,165 9,011
4.13%, 10/31/2031 4,015 3,943
4.13%, 11/30/2031 6,155 6,041
4.13%, 02/29/2032 24,015 23,542
4.13%, 03/31/2032 2,905 2,846
4.13%, 05/31/2032 3,575 3,499
4.13%, 11/15/2032 13,700 13,368
4.13%, 02/15/2036 11,180 10,665
4.13%, 08/15/2044 3,585 3,128
4.13%, 08/15/2053 6,360 5,306
4.25%, 02/15/2028 17,515 17,499
4.25%, 02/28/2029 6,355 6,336
4.25%, 06/30/2029 5,900 5,876
4.25%, 01/31/2030 5,430 5,396
4.25%, 02/28/2031 2,640 2,615
4.25%, 06/30/2031 4,620 4,570
4.25%, 03/31/2033 7,410 7,267
4.25%, 05/31/2033 4,200 4,114
4.25%, 06/30/2033 5,050 4,946
4.25%, 11/15/2034 10,515 10,206
4.25%, 05/15/2035 12,755 12,343
4.25%, 08/15/2035 10,375 10,025
4.25%, 05/15/2039 3,400 3,196
4.25%, 11/15/2040 1,088 1,004
4.25%, 02/15/2054 7,180 6,114
4.25%, 08/15/2054 6,660 5,671
4.38%, 08/31/2028 3,915 3,917
4.38%, 12/31/2029 6,950 6,937
4.38%, 01/31/2032 6,205 6,157
4.38%, 05/15/2034 10,690 10,498
4.38%, 05/15/2036 10,675 10,371
4.38%, 02/15/2038 495 479
4.38%, 11/15/2039 1,700 1,607
4.38%, 05/15/2040 2,395 2,254
4.38%, 05/15/2041 2,990 2,783
4.38%, 08/15/2043 1,645 1,495
4.50%, 05/31/2029 7,100 7,118
4.50%, 12/31/2031 8,910 8,900
4.50%, 11/15/2033 11,250 11,162
4.50%, 02/15/2036 1,630 1,612
4.50%, 05/15/2038 1,200 1,170
4.50%, 08/15/2039 730 701
4.50%, 02/15/2044 3,835 3,527
4.50%, 11/15/2054 6,850 6,083
4.63%, 09/30/2028 6,215 6,248
4.63%, 04/30/2029 6,920 6,960
4.63%, 09/30/2030 1,460 1,468

Schedule of Investments
Bond Market Index Fund
August 31, 2026
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.63%, 04/30/2031 $ 4,260 $ 4,283
4.63%, 05/31/2031 12,215 12,278
4.63%, 02/15/2035 11,305 11,251
4.63%, 08/15/2036 3,200 3,169
4.63%, 02/15/2040 4,870 4,713
4.63%, 05/15/2044 4,030 3,759
4.63%, 11/15/2044 6,255 5,817
4.63%, 11/15/2045 805 745
4.63%, 02/15/2046 1,005 929
4.63%, 05/15/2054 6,335 5,743
4.63%, 02/15/2055 6,880 6,236
4.63%, 11/15/2055 7,000 6,346
4.75%, 02/15/2037 1,250 1,254
4.75%, 02/15/2041 3,994 3,881
4.75%, 11/15/2043 7,645 7,266
4.75%, 02/15/2045 3,865 3,647
4.75%, 11/15/2053 4,820 4,455
4.75%, 05/15/2055 7,140 6,603
4.75%, 08/15/2055 6,870 6,355
4.75%, 02/15/2056 6,925 6,412
4.88%, 08/15/2045 2,760 2,641
5.00%, 05/15/2037 885 906
5.00%, 05/15/2045 3,925 3,817
5.00%, 05/15/2046 9,555 9,273
5.00%, 05/15/2056 7,815 7,532
5.25%, 11/15/2028 409 416
5.25%, 02/15/2029 795 813
5.38%, 02/15/2031 1,100 1,141
5.50%, 08/15/2028 1,115 1,139
6.13%, 11/15/2027 700 715
6.25%, 05/15/2030 1,050 1,114
$ 1,466,399
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,241,517
Total Investments $ 3,169,341
Other Assets and Liabilities -  (0.05)% (1,667)
TOTAL NET ASSETS - 100.00% $ 3,167,674
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,860 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,429 or 0.36% of net assets.
(e) Security purchased on a when-issued basis.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,714 or 0.15% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 58,724 $ 1,185,416 $ 1,197,008 $ 47,132
$ 58,724 $ 1,185,416 $ 1,197,008 $ 47,132
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 1,148 $ — $ — $ —
$ 1,148 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 1 .34 % Shares Held Value (000's)
Money Market Funds - 1 .34%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
975,958 $ 976
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(b),(c)
9,720,978 9,721
$ 10,697
TOTAL INVESTMENT COMPANIES $ 10,697
PREFERRED STOCKS - 1 .60 % Shares Held Value (000's)
Banks - 0 .81%
Cullen/Frost Bankers Inc 4.45%, 12/15/2026
(d)
57,739 $ 964
Regions Financial Corp 6.95%, 09/15/2029
(d)
107,520 2,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 4.61%, 10/01/2026
(d)
11,995 218
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
95,600 2,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,424
Diversified Financial Services - 0 .03%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 133
Affiliated Managers Group Inc 5.88%, 03/30/2059 6,953 135
$ 268
Insurance - 0 .36%
Assurant Inc 5.25%, 01/15/2061 30,926 570
Corebridge Financial Inc 6.38%, 12/15/2064 104,905 2,272
$ 2,842
REITs - 0 .40%
Public Storage 4.10%, 01/13/2027
(d)
7,800 120
Public Storage 4.13%, 10/01/2026
(d)
42,718 652
Public Storage 5.60%, 10/01/2026
(d)
13,525 282
Public Storage 6.00%, 10/01/2026
(d)
26,200 591
Rexford Industrial Realty Inc 5.63%, 09/21/2026
(d)
70,960 1,518
$ 3,163
TOTAL PREFERRED STOCKS $ 12,697
BONDS - 97 .23%
Principal
Amount (000's) Value (000's)
Banks - 61 .84%
Banco Bilbao Vizcaya Argentaria SA
7.75%, 01/14/2032
(d),(e),(f)
$ 9,700 $ 10,122
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(e),(f)
8,500 9,185
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
7.25%, 12/03/2035
(d),(e),(f)
2,200 2,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
8.00%, 02/01/2034
(d),(e),(f)
1,000 1,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(e),(f)
3,500 3,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(d),(e),(f)
5,000 5,819
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.63%, 05/01/2030
(d),(e)
14,500 14,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Montreal
6.88%, 11/26/2085
(e)
4,800 4,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(e)
2,500 2,582
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal (continued)
7.70%, 05/26/2084
(e)
$ 7,834 $ 8,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
5.63%, 03/20/2031
(d),(e),(g)
3,600 3,555
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(e),(g)
760 752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.88%, 10/27/2085
(e)
23,600 23,416
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(e)
3,675 3,776
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(e)
6,325 6,647
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
Barclays PLC
7.63%, 03/15/2035
(d),(e),(f)
12,900 13,386
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
9.63%, 12/15/2029
(d),(e),(f)
1,800 1,989
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(d),(e),(f),(h)
3,500 3,245
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(d),(e),(f),(h)
7,000 6,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.20%, 04/17/2036
(d),(e),(f),(h)
1,500 1,481
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
7.45%, 06/27/2035
(d),(e),(f),(h)
2,600 2,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(d),(e),(f)
2,000 2,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
9.25%, 11/17/2027
(d),(e),(f),(h)
5,000 5,214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(d),(e),(f)
1,400 1,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(e)
5,500 5,546
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(e)
8,800 8,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.63%, 02/15/2031
(d),(e)
2,000 2,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.88%, 08/15/2030
(d),(e)
11,000 11,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(e)
5,000 5,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%

Schedule of Investments
Capital Securities Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
7.00%, 08/15/2034
(d),(e)
$ 11,767 $ 12,095
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(d),(e)
1,500 1,530
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
Citizens Financial Group Inc
7.17%, 10/06/2026
(d),(g)
1,462 1,467
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(d),(e),(f),(h)
4,300 4,343
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(e),(f)
7,000 7,345
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Goldman Sachs Group Inc/The
6.85%, 02/10/2030
(d),(e)
1,394 1,429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(d),(e)
21,500 22,275
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.50%, 03/23/2028
(d),(e),(f)
500 504
USD Swap Rate NY 5 Year + 3.61%
7.00%, 09/24/2035
(d),(e),(f)
2,400 2,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%
7.05%, 06/05/2030
(d),(e),(f)
1,000 1,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
8.00%, 03/07/2028
(d),(e),(f)
5,000 5,175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(e)
14,810 14,615
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(e)
4,010 4,005
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(d),(e)
6,160 6,205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington Capital II
4.55%, 06/15/2028 2,400 2,344
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
ING Groep NV
7.00%, 11/16/2032
(d),(e),(f)
4,000 4,070
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(d),(e),(f)
5,000 5,183
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
6.50%, 04/01/2030
(d),(e)
10,500 10,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KeyCorp Capital I
4.73%, 07/01/2028 1,500 1,477
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp Capital III
7.75%, 07/15/2029 $ 2,700 $ 2,826
Lloyds Banking Group PLC
6.63%, 09/27/2035
(d),(e),(f),(g)
2,500 2,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(d),(e),(f)
900 915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(d),(e),(f)
2,000 2,116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 12/01/2026
(d),(e)
1,310 1,313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
NatWest Group PLC
4.60%, 06/28/2031
(d),(e),(f)
18,000 16,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
Nordea Bank Abp
6.75%, 11/10/2033
(d),(e),(f),(h)
4,000 4,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
PNC Capital Trust C
4.49%, 06/01/2028 3,000 2,990
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.25%, 03/15/2030
(d),(e)
13,500 13,712
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(e)
7,000 6,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(e)
4,800 4,634
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(e)
1,550 1,518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.75%, 08/24/2085
(e)
1,890 1,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(e),(g)
16,954 17,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(d),(e),(f),(h)
3,600 3,906
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(e),(f),(h)
7,000 7,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(d),(e),(f)
600 649
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(d),(e),(f)
12,500 11,674
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(d),(e),(h)
7,100 7,186
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(e)
2,000 2,024
3 Month USD LIBOR + 1.46%

Schedule of Investments
Capital Securities Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC (continued)
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
$ 2,100 $ 2,196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(d),(e),(f),(h)
1,000 1,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(d),(e),(g)
3,800 3,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(e)
10,800 11,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(d),(e)
6,900 7,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(d),(e),(f)
3,000 3,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(e)
1,000 1,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(e)
11,201 11,538
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.67%, 05/15/2027 4,000 3,976
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
UBS Group AG
4.38%, 02/10/2031
(d),(e),(f)
2,500 2,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(d),(e),(f),(h)
4,000 3,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.60%, 08/05/2030
(d),(e),(f),(h)
3,900 3,921
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
7.00%, 02/10/2030
(d),(e),(f),(h)
2,000 2,032
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(d),(e),(f)
6,000 5,987
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
9.25%, 11/13/2033
(d),(e),(f),(h)
12,000 13,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(d),(e)
3,000 2,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
6.13%, 06/15/2031
(d),(e)
3,100 3,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.85%, 09/15/2029
(d),(e),(g)
9,705 9,992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(e)
7,696 8,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 492,444
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 2 .96%
American Express Co
6.45%, 09/15/2031
(d),(e)
$ 2,200 $ 2,216
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
Charles Schwab Corp/The
6.10%, 06/01/2031
(d),(e)
8,800 8,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(e),(f)
600 606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(e)
10,800 10,606
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(e)
1,400 1,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 23,554
Electric - 7 .63%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(e)
5,000 4,967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Alliant Energy Corp
5.75%, 04/01/2056
(e)
500 489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
American Electric Power Co Inc
5.80%, 03/15/2056
(e)
2,700 2,652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(e)
5,900 5,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(e)
2,000 2,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(e)
2,600 2,690
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
6.15%, 12/15/2056
(e)
750 740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%
6.20%, 02/15/2056
(e)
2,500 2,451
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.63%, 05/15/2055
(e)
4,500 4,518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
7.00%, 06/01/2054
(e)
750 780
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
DTE Energy Co
6.20%, 07/01/2058
(e)
1,100 1,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
Electricite de France SA
9.13%, 03/15/2033
(d),(e)
6,800 7,791
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(d),(e),(h)
2,000 2,291
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%

Schedule of Investments
Capital Securities Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera US Finance LLC
6.85%, 10/01/2056
(e)
$ 1,100 $ 1,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Entergy Corp
6.10%, 06/15/2056
(e)
400 392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.50%, 12/15/2058
(e)
1,800 1,793
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
EUSHI Finance Inc
6.25%, 04/01/2056
(e)
1,100 1,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
7.63%, 12/15/2054
(e)
500 517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(e)
1,000 1,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Exelon Corp
6.50%, 03/15/2055
(e)
1,900 1,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
NextEra Energy Capital Holdings Inc
6.20%, 10/01/2056
(e)
2,200 2,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.77%
6.63%, 10/01/2066
(e)
2,800 2,730
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.69%
6.70%, 09/01/2054
(e)
2,700 2,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(e)
3,580 3,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(e)
1,500 1,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(e)
2,000 2,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 60,762
Food - 0 .88%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(h)
7,000 7,015
Gas - 0 .97%
AltaGas Ltd
7.20%, 10/15/2054
(e),(h)
1,500 1,551
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
6.95%, 11/30/2054
(e)
6,000 6,166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 7,717
Insurance - 13 .35%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 2,958
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Corebridge Financial Inc
6.38%, 09/15/2054
(e)
$ 1,200 $ 1,189
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(d),(e)
4,270 4,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(e)
4,000 4,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd
6.20%, 01/16/2035
(d),(e),(h)
6,000 6,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(e)
1,600 1,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(h)
6,100 6,639
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g),(h)
1,100 1,196
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(e),(h)
3,600 3,524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(e),(h)
4,650 4,607
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,385
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
5.85%, 03/15/2056
(e)
2,000 1,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
9.25%, 04/08/2068
(h)
11,372 13,154
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,499
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(e),(h)
3,600 3,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(e),(h)
4,600 4,073
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(e),(h)
10,500 9,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.50%, 04/30/2055
(e)
1,500 1,540
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
3.70%, 10/01/2050
(e)
8,000 7,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.25%, 06/15/2056
(e)
400 394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.78%
6.50%, 03/15/2054
(e)
85 87
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%

Schedule of Investments
Capital Securities Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc
6.65%, 09/15/2055
(e)
$ 400 $ 398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(e),(h)
4,400 3,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
5.88%, 09/10/2055
(e),(h)
4,000 3,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(e),(h)
1,600 1,582
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(e),(h)
4,600 4,450
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.50%, 05/02/2052
(e)
7,200 6,445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 106,269
Oil & Gas - 0 .62%
Phillips 66 Co
6.20%, 03/15/2056
(e)
5,000 4,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Pipelines - 6 .42%
Enbridge Inc
5.75%, 07/15/2080
(e)
5,000 4,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.25%, 03/01/2078
(e)
9,100 9,109
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(e),(g)
2,000 2,152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(e)
4,650 5,244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.50%, 02/15/2056
(e)
2,600 2,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 02/15/2056
(e)
11,335 11,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.38%, 02/15/2078
(e)
1,300 1,295
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
TransCanada PipeLines Ltd
6.38%, 10/17/2056
(e)
1,300 1,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
Transcanada Trust
5.50%, 09/15/2079
(e)
6,100 6,025
CME Term Secured Overnight Financing
Rate 3 Month + 4.42%
5.60%, 03/07/2082
(e)
7,300 7,143
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
$ 51,157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 1 .70%
CoBank ACB
4.25%, 01/01/2027
(d),(e)
$ 2,000 $ 1,984
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.45%, 10/01/2027
(d),(e)
5,000 4,985
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(e)
6,477 6,566
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
$ 13,535
Telecommunications - 0 .86%
TELUS Corp
6.38%, 06/09/2056
(e)
4,700 4,606
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
6.63%, 10/15/2055
(e)
1,100 1,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Verizon Communications Inc
6.05%, 05/14/2058
(e)
900 879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
6.20%, 05/14/2056
(e)
300 289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
$ 6,863
TOTAL BONDS $ 774,254
Total Investments $ 797,648
Other Assets and Liabilities -  (0.17)% (1,342)
TOTAL NET ASSETS - 100.00% $ 796,306
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $10,696 or
1.34% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $188,750 or 23.70% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,322 or 1.30% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $152,012 or 19.09% of net assets.

Schedule of Investments
Capital Securities Fund
August 31, 2026
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 32,192 $ 518,666 $ 541,137 $ 9,721
$ 32,192 $ 518,666 $ 541,137 $ 9,721
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 205 $ — $ — $ —
$ 205 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 10.73% Shares Held Value (000's)
Closed-End Funds - 0.47%
Sprott Physical Uranium Trust
(a)
622,400 $ 12,498
Exchange-Traded Funds - 6.79%
abrdn Bloomberg All Commodity Strategy K-1 Free
ETF
548,910 14,112
Global X US Infrastructure Development ETF 1,469,200 80,365
iShares Global Infrastructure ETF 376,223 24,507
SPDR Gold MiniShares Trust
(a),(b)
340,000 29,957
State Street SPDR S&P Global Natural Resources
ETF
179,500 14,012
Vanguard Real Estate ETF 179,539 17,315
$ 180,268
Money Market Funds - 3.47%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(c),(d)
8,276,099 8,277
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 3.61%
(a),(c)
13,407,582 13,408
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(c),(d),(e)
70,368,290 70,368
$ 92,053
TOTAL INVESTMENT COMPANIES $ 284,819
COMMON STOCKS - 72.65% Shares Held Value (000's)
Agriculture - 0.78%
Archer-Daniels-Midland Co 55,112 $ 4,480
Bunge Global SA 94,408 10,971
Darling Ingredients Inc
(f)
18,174 1,204
Wilmar International Ltd 1,368,600 4,122
$ 20,777
Biotechnology - 0.81%
Corteva Inc 255,470 21,621
Building Materials - 0.49%
CRH PLC 76,775 7,239
Svenska Cellulosa AB SCA 307,650 3,662
West Fraser Timber Co Ltd 29,231 1,992
$ 12,893
Chemicals - 1.57%
CF Industries Holdings Inc 17,568 2,284
FMC Corp 14,299 165
ICL Group Ltd 376,784 2,150
Mosaic Co/The 245,988 5,934
Nutrien Ltd 172,376 13,002
Nutrien Ltd 186,787 14,108
Yara International ASA 84,984 4,165
$ 41,808
Commercial Services - 1.03%
Anhui Expressway Co Ltd 202,000 406
Atlas Arteria Ltd 497,430 1,635
Cengage Inc
(f)
2,772 46
China Merchants Port Holdings Co Ltd 602,000 1,234
COSCO SHIPPING Ports Ltd 700,000 496
GEK TERNA SA 55,088 2,977
Hutchison Port Holdings Trust 2,555,100 524
International Container Terminal Services Inc 236,640 3,356
Jiangsu Expressway Co Ltd 630,000 778
Shenzhen Expressway Corp Ltd 302,000 257
Shenzhen International Holdings Ltd
(g)
704,000 458
SIA Engineering Co Ltd
(g)
125,100 306
Sichuan Expressway Co Ltd 312,000 188
Transurban Group 1,372,431 14,045
Zhejiang Expressway Co Ltd 856,000 697
$ 27,403
Consumer Products - 0.06%
Avery Dennison Corp 8,747 1,523
Electric - 12.22%
Alliant Energy Corp 143,740 9,771
Ameren Corp 69,380 7,355
American Electric Power Co Inc 123,670 15,141
Axia Energia SA 628,289 6,441
Brookfield Renewable Corp
(g)
426,847 13,723
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Capital Power Corp 15,226 $ 701
CenterPoint Energy Inc 92,294 3,655
CGN Power Co Ltd
(h)
381,000 148
China Longyuan Power Group Corp Ltd 119,000 82
China Resources Power Holdings Co Ltd
(g)
78,000 186
Cia Energetica de Minas Gerais ADR 42,745 86
Cia Paranaense de Energia - Copel 3,691,403 10,586
Cia Paranaense de Energia - Copel ADR
(g)
10,373 119
Clearway Energy Inc - Class C 322,379 10,236
Constellation Energy Corp 34,738 9,545
Dominion Energy Inc 19,310 1,275
Duke Energy Corp 29,838 3,578
E.ON SE 913,357 18,860
Elia Group SA/NV 20,699 3,082
Enel SpA 2,182,531 23,867
Engie SA 849,376 24,263
Entergy Corp 330,037 35,086
Evergy Inc 64,363 5,215
Exelon Corp 23,225 1,015
Huaneng Power International Inc
(g)
146,000 103
Iberdrola SA 643,334 14,978
IDACORP Inc 16,572 2,256
National Grid PLC 495,917 7,823
NextEra Energy Inc 301,040 24,787
NRG Energy Inc 54,241 5,973
OGE Energy Corp 219,324 10,008
PG&E Corp 49,988 663
Pinnacle West Capital Corp 15,246 1,489
Portland General Electric Co 186,773 9,126
Public Service Enterprise Group Inc 11,354 833
RWE AG 231,057 15,716
Sempra 14,760 1,206
Southern Co/The 73,714 6,487
SSE PLC 113,621 3,735
Vistra Corp 15,134 2,079
Xcel Energy Inc 174,571 13,214
$ 324,492
Engineering & Construction - 4.23%
Aena SME SA
(h)
1,254,109 38,441
Aeroports de Paris SA 139,556 17,489
Auckland International Airport Ltd 1,678,793 8,793
Beijing Capital International Airport Co Ltd
(f)
948,000 187
Corp America Airports SA 9,773 229
Dalrymple Bay Infrastructure Ltd 931,231 3,467
Enav SpA
(h)
1,141,141 6,634
Ferrovial NV 23,527 1,376
Flughafen Zurich AG 9,757 2,519
Fraport AG Frankfurt Airport Services Worldwide 35,504 2,603
Grupo Aeroportuario del Centro Norte SAB de CV
ADR
61,012 6,058
Grupo Aeroportuario del Pacifico SAB de CV
ADR
(f)
28,667 5,907
Grupo Aeroportuario del Sureste SAB de CV 242,211 6,225
Grupo Aeroportuario del Sureste SAB de CV ADR 15,132 3,882
Japan Airport Terminal Co Ltd 47,700 1,761
SATS Ltd 459,100 1,414
Vinci SA 41,476 5,438
$ 112,423
Environmental Control - 0.64%
GFL Environmental Inc 31,633 1,338
Republic Services Inc 13,210 2,918
Waste Connections Inc 33,261 5,499
Waste Management Inc 32,999 7,224
$ 16,979
Food - 0.03%
Ingredion Inc 7,211 746

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 1.13%
Acadian Timber Corp
(g)
3,568 $ 44
International Paper Co 368,623 13,982
Mondi PLC 230,108 2,675
Oji Holdings Corp 465,300 2,568
Suzano SA ADR
(g)
349,262 3,045
UPM-Kymmene Oyj 275,108 7,681
$ 29,995
Gas - 1.49%
AltaGas Ltd 70,205 2,720
Atmos Energy Corp 22,680 3,768
China Gas Holdings Ltd 103,600 75
Enagas SA 115,336 2,257
Naturgy Energy Group SA 432,776 14,795
NiSource Inc 73,185 2,995
Sembcorp Industries Ltd 433,900 2,018
Snam SpA 1,613,415 10,858
$ 39,486
Healthcare - Products - 0.00%
Carestream Health Inc
(f)
17,410 7
Healthcare - Services - 0.11%
Chartwell Retirement Residences 190,500 2,834
Housewares - 0.01%
Scotts Miracle-Gro Co/The 5,123 306
Investment Companies - 0.06%
Infratil Ltd 188,040 1,605
Iron & Steel - 0.84%
ArcelorMittal SA 24,128 1,798
ArcelorMittal SA 107,231 7,999
Fortescue Ltd 94,112 1,191
Nippon Steel Corp
(g)
304,200 1,275
Novolipetsk Steel PJSC
(f)
1,124,750 —
Nucor Corp 12,891 3,218
POSCO Holdings Inc 4,172 1,029
Reliance Inc 2,890 1,110
Severstal PAO
(f)
149,085 —
Steel Dynamics Inc 7,674 1,785
Vale SA ADR 198,505 2,996
$ 22,401
Lodging - 0.20%
Hilton Worldwide Holdings Inc 16,700 5,282
Machinery - Diversified - 0.26%
CNH Industrial NV 582,933 6,896
Metal Fabrication & Hardware - 0.02%
Tenaris SA 15,088 421
Mining - 6.39%
Agnico Eagle Mines Ltd 28,772 5,838
Agnico Eagle Mines Ltd 63,202 12,837
Alcoa Corp 127,677 6,378
Anglo American PLC 199,777 11,325
Anglogold Ashanti Plc 24,041 2,700
Antofagasta PLC 19,531 1,042
Barrick Mining Corp 94,883 4,256
Barrick Mining Corp
(g)
307,295 13,776
BHP Group Ltd 269,519 12,676
Cameco Corp 19,678 1,943
Cameco Corp 21,807 2,154
Capstone Copper Corp
(f)
260,121 3,018
China Hongqiao Group Ltd 185,500 538
First Quantum Minerals Ltd
(f)
38,309 1,274
Franco-Nevada Corp 10,889 2,865
Freeport-McMoRan Inc 276,925 20,974
Glencore PLC 538,052 4,294
Gold Fields Ltd ADR 50,662 2,349
Hudbay Minerals Inc 113,030 3,239
Kinross Gold Corp 67,512 2,067
Newmont Corp 176,765 22,283
Norsk Hydro ASA 479,041 4,836
Northern Star Resources Ltd 80,932 1,368
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Polyus PJSC
(f)
124,590 $ —
Rio Tinto Ltd 21,047 2,631
Rio Tinto PLC 65,832 6,748
Royal Gold Inc 30,076 7,864
Southern Copper Corp 4,780 998
Teck Resources Ltd 25,403 1,732
Wheaton Precious Metals Corp 25,776 3,885
Zijin Gold International Co Ltd 10,600 206
Zijin Mining Group Co Ltd 340,000 1,585
$ 169,679
Oil & Gas - 7.43%
Antero Resources Corp
(f)
85,684 3,297
BP PLC 2,474,609 17,700
Canadian Natural Resources Ltd 239,176 11,992
Cenovus Energy Inc 61,202 1,966
Chevron Corp 31,993 6,595
ConocoPhillips 20,820 2,758
Devon Energy Corp 268,297 13,015
Diamondback Energy Inc 54,547 10,935
Ecopetrol SA ADR
(g)
11,201 187
Eni SpA 90,739 2,480
EOG Resources Inc 9,103 1,320
EQT Corp 10,689 579
Equinor ASA 38,369 1,646
Expand Energy Corp 99,865 9,803
ExxonMobil Holdings Corp 131,539 21,172
Imperial Oil Ltd
(g)
6,785 892
Inpex Corp 41,700 1,030
Kunlun Energy Co Ltd 136,000 134
Marathon Petroleum Corp 19,011 7,097
Occidental Petroleum Corp 223,090 13,426
Petroleo Brasileiro SA - Petrobras ADR 84,477 1,635
Phillips 66 28,746 7,089
Repsol SA 50,189 1,601
Shell PLC 254,215 11,647
Suncor Energy Inc
(g)
53,586 3,585
Suncor Energy Inc 168,731 11,275
TotalEnergies SE 247,102 21,773
Valero Energy Corp 5,075 1,821
Weatherford International PLC 69,011 6,747
Woodside Energy Group Ltd 86,318 2,008
$ 197,205
Oil & Gas Services - 0.67%
Baker Hughes Co 16,954 1,077
Halliburton Co 14,277 526
SLB Ltd 267,162 16,057
$ 17,660
Packaging & Containers - 0.93%
Amcor PLC 52,869 2,426
Graphic Packaging Holding Co 33,835 379
Packaging Corp of America 36,590 8,560
SIG Group AG
(f)
179,350 3,029
Smurfit Westrock PLC 127,169 5,965
Sonoco Products Co 11,305 623
Stora Enso Oyj 319,597 3,751
$ 24,733
Pipelines - 6.51%
Antero Midstream Corp 9,303 209
APA Group 2,647,738 20,644
Cheniere Energy Inc 39,969 11,658
DT Midstream Inc 109,919 14,402
Enbridge Inc 166,980 8,444
Enbridge Inc 62,023 3,142
Energy Transfer LP 127,774 2,748
Enterprise Products Partners LP 19,940 774
Gaztransport Et Technigaz SA 1,673 409
Keyera Corp 6,468 281
Kinder Morgan Inc 215,725 6,955
ONEOK Inc 72,411 6,952

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Pembina Pipeline Corp 460,712 $ 22,458
Rockpoint Gas Storage Inc 38,144 709
South Bow Corp 336,175 12,715
Targa Resources Corp 35,620 10,459
TC Energy Corp 331,551 20,760
Williams Cos Inc/The 387,117 29,054
$ 172,773
Real Estate - 2.14%
CBRE Group Inc
(f)
28,319 4,129
City Developments Ltd 744,000 4,865
CoStar Group Inc
(f)
110,908 3,557
CTP NV
(h)
165,800 2,744
Jones Lang LaSalle Inc
(f)
6,900 2,525
Mitsubishi Estate Co Ltd 564,600 13,290
Mitsui Fudosan Co Ltd 538,700 5,096
Qualitas Ltd
(g)
1,385,889 2,881
Sky Harbour Group Corp
(f)
7,627 80
Sumitomo Realty & Development Co Ltd 224,300 4,653
Sun Hung Kai Properties Ltd 460,600 6,803
Swire Properties Ltd 994,400 3,037
TAG Immobilien AG 207,500 3,040
$ 56,700
REITs - 19.30%
Agree Realty Corp 154,809 11,185
Alexandria Real Estate Equities Inc 72,574 3,722
American Healthcare REIT Inc 181,711 10,032
American Homes 4 Rent 317,306 10,566
American Tower Corp 40,464 7,110
Americold Realty Trust Inc 215,600 3,223
Blackstone Digital Infrastructure Trust Inc
(f)
151,454 3,038
British Land Co PLC/The 674,943 3,848
BXP Inc 57,978 3,942
Camden Property Trust 32,923 3,483
CapitaLand Integrated Commercial Trust 5,006,215 9,315
COPT Defense Properties 191,269 6,886
Cousins Properties Inc 151,438 4,390
Crown Castle Inc 178,176 13,566
Curbline Properties Corp 158,192 4,719
Digital Realty Trust Inc 91,460 16,974
EastGroup Properties Inc 47,400 9,456
Equinix Inc 40,168 42,045
Equity LifeStyle Properties Inc 73,860 4,686
Essex Property Trust Inc 52,050 14,728
Extra Space Storage Inc 118,900 16,777
Federal Realty Investment Trust 30,710 3,563
Gaming and Leisure Properties Inc 131,561 5,535
Goodman Group 903,705 17,920
Healthpeak Properties Inc 185,461 3,861
Host Hotels & Resorts Inc 158,513 3,476
Hudson Pacific Properties Inc
(f)
147,269 1,851
InvenTrust Properties Corp 223,583 7,224
Invitation Homes Inc 127,781 3,723
Iron Mountain Inc 30,775 3,550
Janus Living Inc 159,462 4,744
Japan Hotel REIT Investment Corp 5,195 2,698
Keppel DC REIT 3,027,928 5,238
Kimco Realty Corp 149,582 3,547
Klepierre SA 119,588 5,201
Link REIT 1,120,114 5,520
Macerich Co/The 169,914 4,013
Merlin Properties Socimi SA 334,256 5,188
Mid-America Apartment Communities Inc 27,160 3,500
Mitsui Fudosan Accommodations Fund Inc 5,303 3,942
Nippon Prologis REIT Inc 5,001 2,728
Prologis Inc 185,519 25,958
Prologis Property Mexico SA de CV 493,765 2,258
Public Storage 11,721 3,598
Rayonier Inc 31,639 649
Realty Income Corp 61,123 3,746
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Regency Centers Corp 144,486 $ 10,803
Ryman Hospitality Properties Inc 63,043 7,991
Sabra Health Care REIT Inc 247,945 5,056
Safestore Holdings PLC 379,945 3,007
SBA Communications Corp 18,310 3,473
Sekisui House Reit Inc 4,600 2,107
Simon Property Group Inc 36,568 7,764
Terreno Realty Corp 135,200 8,952
UDR Inc 96,551 3,568
Unibail-Rodamco-Westfield
(f)
137,069 15,504
Ventas Inc 298,611 27,224
VICI Properties Inc 133,629 3,428
Vivmark Residential 170,305 11,094
Vornado Realty Trust 124,606 4,658
Welltower Inc 233,255 55,104
Weyerhaeuser Co 239,587 5,599
$ 512,254
Retail - 0.00%
Gymboree Corp/The
(f),(i)
17,842 —
Gymboree Holding Corp
(f),(i)
48,577 —
$ —
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(f),(i)
11,047 3
Bright Bidco - 4A2 Shares
(f),(i)
15,092 4
$ 7
Software - 0.00%
Bloom Parent Inc
(f),(i)
103 81
Riverbed Technology Inc
(f),(i)
15,335 —
$ 81
Storage & Warehousing - 0.01%
Westshore Terminals Investment Corp 10,169 303
Telecommunications - 0.37%
MLN US Holdco LLC
(f),(i)
1,264 —
NEXTDC Ltd
(f)
996,824 9,842
$ 9,842
Transportation - 2.16%
Canadian National Railway Co 150,876 18,838
Canadian National Railway Co 20,986 2,618
Canadian Pacific Kansas City Ltd 35,121 3,255
COSCO SHIPPING Energy Transportation Co Ltd 58,000 123
CSX Corp 89,592 4,525
Frontline PLC 6,420 284
Getlink SE 691,065 15,122
Union Pacific Corp 13,597 4,088
West Japan Railway Co 445,500 8,403
$ 57,256
Water - 0.76%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
53,066 258
Pennon Group PLC 1,021,436 6,594
Severn Trent PLC 282,703 11,973
Veolia Environnement SA 35,872 1,356
$ 20,181
TOTAL COMMON STOCKS $ 1,928,572
SENIOR FLOATING RATE INTERESTS
- 0.00%
Principal
Amount (000's) Value (000's)
Beverages - 0.00%
BrewCo Borrower LLC ; PIK Term Loan A
10.76%, PIK 0.00%; 09/30/2030
(j)
$ 10 $ 1
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
BrewCo Borrower LLC ; PIK Term Loan B
10.76%, PIK 0.00%; 09/30/2030
(j)
45 —
CME Term Secured Overnight Financing
Rate 1 Month + 1.00%
$ 1

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.00%
Medical Solutions Holdings Inc ; Term Loan
7.42%, 11/01/2030 $ 104 $ 11
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
9.17%, 11/01/2030 43 30
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.17%, 11/01/2030 126 68
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.92%, 11/03/2031 2 —
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
$ 109
Diversified Financial Services - 0.00%
Ditech Holding Corp ; Term Loan B-Exit
0.00%, 06/30/2022
(f),(i)
792 —
3 Month USD LIBOR + 6.00%
Healthcare - Products - 0.00%
Vyaire Medical Inc
0.00%, 10/10/2024
(f),(i)
287 —
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
0.00%, 04/16/2025
(f),(i)
510 —
$ —
Retail - 0.00%
Serta Simmons Bedding LLC ; Term Loan Exit
11.35%, 06/29/2028 19 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
Software - 0.00%
West Technology Group LLC ; Term Loan B3
7.98%, 04/10/2027 134 21
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Telecommunications - 0.00%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(f),(i)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 149
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 19.40%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 19.40%
3.59%, 10/01/2026
(a),(k),(l)
$ 8,705 $ 8,678
3.60%, 10/15/2026
(a),(k),(l),(m)
4,500 4,480
3.62%, 09/17/2026
(a),(k)
19,950 19,918
3.62%, 11/19/2026
(a),(k),(l),(m)
12,430 12,328
3.63%, 09/03/2026
(a),(k)
19,710 19,706
3.63%, 09/08/2026
(a),(k)
42,070 42,040
3.64%, 09/24/2026
(a),(k)
31,025 30,953
3.65%, 09/01/2026
(a),(k)
62,305 62,305
3.65%, 10/08/2026
(a),(k),(m)
41,515 41,356
3.66%, 10/13/2026
(a),(k)
17,575 17,499
3.67%, 10/06/2026
(a),(k)
7,305 7,279
3.67%, 10/29/2026
(a),(k)
3,265 3,245
3.70%, 09/10/2026
(a),(k)
47,175 47,132
3.70%, 11/12/2026
(a),(k)
2,005 1,990
3.71%, 12/17/2026
(a),(k)
6,900 6,823
3.73%, 10/27/2026
(a),(k)
63,200 62,832
3.74%, 10/20/2026
(a),(k),(l),(m)
74,685 74,307
3.74%, 01/07/2027
(a),(k)
6,900 6,807
3.75%, 11/03/2026
(a),(k)
5,965 5,926
3.78%, 02/25/2027
(a),(k)
1,600 1,570
3.79%, 09/22/2026
(a),(k)
9,325 9,305
3.80%, 02/04/2027
(a),(k)
27,000 26,551
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
3.89%, 01/21/2027
(a),(k)
$ 2,000 $ 1,970
$ 515,000
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 515,000
Total Investments $ 2,728,540
Other Assets and Liabilities -  (2.78)% (73,898)
TOTAL NET ASSETS - 100.00% $ 2,654,642
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(c) 1-day yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $38,463 or
1.45% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Non-income producing security
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $37,159 or 1.40% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $47,967 or 1.81% of net assets.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is the discount rate of the original purchase.
(l) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $6,604 or 0.25% of net assets.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$33,754 or 1.27% of net assets.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 51,139 $ 2,202,570 $ 2,183,341 $ 70,368
$ 51,139 $ 2,202,570 $ 2,183,341 $ 70,368
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 1,577 $ — $ — $ —
$ 1,577 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; December 2027
(a)
Short 80 $ 6,114 $ (157)
Brent Crude; March 2027
(a)
Short 74 6,119 (239)
Brent Crude; November 2026
(a)
Long 602 54,475 3,423
California Carbon Allowance Vintage; December 2026
(a)
Long 264 8,876 495
California Low Carbon Fuel; December 2026
(a)
Long 278 2,384 309
Cocoa; December 2026
(a)
Long 56 3,792 420
Cocoa; March 2027
(a)
Short 23 1,588 (210)
Coffee 'C'; December 2026
(a)
Short 13 1,519 85
Coffee 'C'; March 2027
(a)
Long 13 1,459 (19)
Copper; December 2026
(a)
Long 108 18,057 (71)
Copper; March 2027
(a)
Long 15 2,545 (19)
Corn; December 2026
(a)
Short 82 2,205 (260)
Corn; December 2026
(a)
Long 1,234 33,179 4,265
Corn; March 2027
(a)
Long 85 2,347 264
Cotton No.2; December 2026
(a)
Short 11 512 (51)
Cotton No.2; March 2027
(a)
Long 21 999 94
Euro Milling Wheat; December 2026
(a)
Long 418 5,954 342
Feeder Cattle; January 2027
(a)
Long 1 151 3
Gasoline RBOB; January 2027
(a)
Long 1 111 10
Gasoline RBOB; November 2026
(a)
Long 3 364 17
Gasoline RBOB; October 2026
(a)
Long 73 9,434 473
Gold 100 oz; December 2026
(a)
Short 2 896 (8)
Gold 100 oz; December 2026
(a)
Long 154 69,015 3,070
Gold 100 oz; February 2027
(a)
Long 13 5,873 229
KC HRW Wheat; December 2026
(a)
Short 15 629 (80)
KC HRW Wheat; March 2027
(a)
Long 26 1,107 128
Lean Hogs; February 2027
(a)
Short 25 765 (20)
Lean Hogs; October 2026
(a)
Long 12 402 —
Live Cattle; February 2027
(a)
Short 18 1,559 7
Live Cattle; October 2026
(a)
Long 6 510 (20)
LME Copper; December 2026
(a)
Short — — (91)
LME Copper; January 2027
(a)
Long 2 713 45
LME Copper; November 2026
(a)
Short — — 10
LME Copper; October 2026
(a)
Long 115 41,314 618
LME Copper; September 2026
(a)
Short — — 2
LME Copper; September 2026
(a)
Short — — 2,190
LME Lead; January 2027
(a)
Long 5 241 9
LME Lead; November 2026
(a)
Short 2 95 (38)
LME Lead; September 2026
(a)
Short — — 3
LME Nickel; December 2026
(a)
Short — — (26)
LME Nickel; January 2027
(a)
Long 13 1,324 21
LME Nickel; March 2027
(a)
Long 3 308 (2)
LME Nickel; November 2026
(a)
Long 6 606 (161)
LME Nickel; October 2026
(a)
Long 114 11,479 (43)
LME Nickel; September 2026
(a)
Short — — 128
LME Nickel; September 2026
(a)
Short — — (700)
LME Primary Alum; December 2026
(a)
Short 1 81 (26)
LME Primary Alum; December 2026
(a)
Short — — 27
LME Primary Alum; January 2027
(a)
Long 22 1,784 40
LME Primary Alum; March 2027
(a)
Long 9 727 (3)
LME Primary Alum; November 2026
(a)
Long 9 730 (128)
LME Primary Alum; October 2026
(a)
Long 173 14,029 (313)
LME Primary Alum; September 2026
(a)
Short — — 211
LME Primary Alum; September 2026
(a)
Short — — (3,244)
LME Tin; January 2027
(a)
Long 1 277 10
LME Tin; November 2026
(a)
Short — — 7
LME Tin; September 2026
(a)
Short — — (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; January 2027
(a)
Long 18 $ 1,736 $ 111
LME Zinc; November 2026
(a)
Long 4 388 65
LME Zinc; September 2026
(a)
Short — — 43
Low Sulphur Gasoline; January 2027
(a)
Short 3 335 (12)
Low Sulphur Gasoline; November 2026
(a)
Short 1 122 (8)
Low Sulphur Gasoline; October 2026
(a)
Long 156 20,023 2,164
Natural Gas; January 2027
(a)
Short 147 5,796 413
Natural Gas; June 2027
(a)
Long 60 1,758 (12)
Natural Gas; November 2026
(a)
Long 284 8,702 271
NY Harbor ULSD; December 2026
(a)
Short 19 3,252 (164)
NY Harbor ULSD; January 2027
(a)
Short 1 166 (11)
NY Harbor ULSD; November 2026
(a)
Long 2 357 10
NY Harbor ULSD; October 2026
(a)
Long 59 10,929 776
Palladium; December 2026
(a)
Long 7 965 15
Platinum; January 2027
(a)
Long 5 453 (6)
Platinum; October 2026
(a)
Long 2 179 (4)
Robusta Coffee 10tn; January 2027
(a)
Long 7 246 (22)
Robusta Coffee 10tn; November 2026
(a)
Long 37 1,306 (74)
Silver; December 2026
(a)
Long 20 6,699 276
Silver; March 2027
(a)
Long 8 2,711 183
Soybean Future; January 2027
(a)
Long 17 1,108 73
Soybean Future; November 2026
(a)
Long 133 8,565 308
Soybean Meal; December 2026
(a)
Short 3 104 (8)
Soybean Meal; January 2027
(a)
Long 41 1,426 109
Soybean Oil; December 2026
(a)
Long 127 5,419 44
Soybean Oil; January 2027
(a)
Long 34 1,451 56
Sugar #11; March 2027
(a)
Short 117 2,467 (58)
Sugar #11; March 2027
(a)
Long 394 8,309 558
Sugar #11; October 2026
(a)
Long 208 4,149 111
Wheat; December 2026
(a)
Short 14 542 (69)
Wheat; March 2027
(a)
Long 40 1,577 209
White Sugar; March 2027
(a)
Long 11 288 20
White Sugar; October 2026
(a)
Long 25 643 (51)
WTI Crude; January 2027
(a)
Short 112 8,973 (941)
WTI Crude; November 2026
(a)
Long 154 12,945 615
WTI Crude; October 2026
(a)
Long 515 44,166 2,934
Total $ 18,944
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 $ 1 $ — $ 66 $ —
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.25%
CRB Total Return Index Monthly 05/01/2027 7 — 652 —
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 27 — 1,748 —
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.24%
CRB Total Return Index Monthly 05/01/2027 5 — 400 —
Goldman Sachs &
Co
(a)
3 Month US Treasury Bill
High Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 37 — 2,370 —
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 10 — 112 —
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 17 — 189 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2026
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 $ 14 $ — $ 146 $ —
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 41 — 485 —
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 13 — 99 —
Goldman Sachs &
Co
(a)
0.25% Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2027 30 — — (3)
Total $ — $ 6,267 $ (3)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Schedule of Investments
Global Listed Infrastructure Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 1 .79 % Shares Held Value (000's)
Money Market Funds - 1 .79%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
306,540 $ 307
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(c)
1,625,395 1,625
$ 1,932
TOTAL INVESTMENT COMPANIES $ 1,932
COMMON STOCKS - 98 .43 % Shares Held Value (000's)
Commercial Services - 6 .94%
Atlas Arteria Ltd
(d)
534,502 $ 1,757
JSW Infrastructure Ltd 392,652 1,400
Motiva Infraestrutura de Mobilidade SA 784,122 2,347
Transurban Group 193,659 1,982
$ 7,486
Electric - 33 .92%
Algonquin Power & Utilities Corp 492,900 2,792
CenterPoint Energy Inc 78,463 3,107
Consolidated Edison Inc 27,856 2,981
EDP Renewables SA 78,254 1,241
Elia Group SA/NV 19,704 2,933
Entergy Corp 40,747 4,332
Fervo Energy Co
(e)
25,844 397
National Grid PLC 172,382 2,719
NextEra Energy Inc 79,507 6,547
PG&E Corp 159,047 2,111
Sempra 49,181 4,018
Xcel Energy Inc 44,757 3,388
$ 36,566
Engineering & Construction - 8 .01%
Aeroports de Paris SA 23,866 2,991
Cellnex Telecom SA
(e),(f)
49,596 1,521
Enav SpA
(f)
238,162 1,385
Helios Towers PLC 611,015 1,668
Sarana Menara Nusantara Tbk PT 41,791,700 1,070
$ 8,635
Environmental Control - 2 .55%
Cleanaway Waste Management Ltd 1,476,843 2,748
Gas - 1 .88%
ENN Energy Holdings Ltd 319,600 2,022
Oil & Gas Services - 1 .30%
Solaris Energy Infrastructure Inc 27,614 1,402
Pipelines - 14 .40%
APA Group 231,019 1,801
DT Midstream Inc 13,248 1,736
Gibson Energy Inc 134,900 3,036
Kinetik Holdings Inc 38,370 2,104
Venture Global Inc 83,383 1,220
Williams Cos Inc/The 74,934 5,624
$ 15,521
REITs - 8 .39%
American Tower Corp 25,324 4,449
Equinix Inc 1,972 2,064
SBA Communications Corp 13,379 2,538
$ 9,051
Transportation - 15 .32%
CSX Corp 106,134 5,361
East Japan Railway Co 88,700 1,978
Rumo SA 691,358 2,023
Union Pacific Corp 23,789 7,153
$ 16,515
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 5 .72%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
265,446 $ 1,289
Guangdong Investment Ltd 2,216,524 2,501
Severn Trent PLC 56,135 2,377
$ 6,167
TOTAL COMMON STOCKS $ 106,113
Total Investments $ 108,045
Other Assets and Liabilities -  (0.22)% (238)
TOTAL NET ASSETS - 100.00% $ 107,807
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $307 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $288 or 0.27% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,906 or 2.70% of net assets.

Schedule of Investments
Global Listed Infrastructure Fund
August 31, 2026
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 2,721 $ 86,878 $ 87,974 $ 1,625
$ 2,721 $ 86,878 $ 87,974 $ 1,625
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 77 $ — $ — $ —
$ 77 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Macro Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 86.79% Shares Held Value (000's)
Money Market Funds - 86.79%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
32,903,123 $ 32,902
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(c)
116,749,132 116,749
$ 149,651
TOTAL INVESTMENT COMPANIES $ 149,651
Total Investments $ 149,651
Other Assets and Liabilities -  13.21% 22,782
TOTAL NET ASSETS - 100.00% $ 172,433
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities November 14, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ — $ 196,418 $ 79,669 $ 116,749
$ — $ 196,418 $ 79,669 $ 116,749
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 3,148 $ — $ — $ —
$ 3,148 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
AEX Index; September 2026 Short 29 $ 7,458 $ 46
AEX Index; September 2026 Long 2 514 (4)
Australia 10 Year Bond; September 2026 Short 289 22,164 281
Bovespa; October 2026 Short 45 1,565 (30)
Bovespa; October 2026 Long 10 348 2
Brent Crude; November 2026
(a)
Long 1 90 9
CAC40 Index; September 2026 Long 20 1,939 (56)
Canada 10 Year Bond; December 2026 Long 358 30,274 (161)
Canada 10 Year Bond; December 2026 Short 63 5,327 28
Cocoa; December 2026
(a)
Short 48 3,250 (470)
Coffee 'C'; December 2026
(a)
Long 6 701 —
Copper; December 2026
(a)
Short 15 2,508 25
Copper; December 2026
(a)
Long 6 1,003 (10)
Corn; December 2026
(a)
Long 11 296 42
Corn; December 2026
(a)
Short 27 726 (105)
Cotton No.2; December 2026
(a)
Short 30 1,397 (229)
Cotton No.2; December 2026
(a)
Long 7 326 53
DAX Index; September 2026 Short 2 1,529 10
DAX Index; September 2026 Long 2 1,529 70
Euro Bond 10 Year Bond; September 2026 Short 357 51,113 856
Euro-BTP; September 2026 Long 182 24,343 (457)
Euro-Oat; September 2026 Long 325 43,692 (859)
Euro-Oat; September 2026 Short 35 4,705 70
FTSE Taiwan Index; September 2026 Long 27 4,328 192
FTSE/JSE Top 40; September 2026 Short 80 5,386 44
FTSE/JSE Top 40; September 2026 Long 4 269 12
FTSE/MIB Index; September 2026 Short 44 13,465 (28)
FTSE/MIB Index; September 2026 Long 1 306 3
FTSE100 Index; September 2026 Short 31 4,552 (6)
FTSE100 Index; September 2026 Long 6 881 18
Gasoline RBOB; November 2026
(a)
Long 21 2,548 159
Gold 100 oz; December 2026
(a)
Long 1 448 —
Gold 100 oz; December 2026
(a)
Short 4 1,793 (106)
Hang Seng Index; September 2026 Long 14 2,273 (4)
Hang Seng Index; September 2026 Short 4 649 3
IFSC Nifty 50; September 2026 Short 90 4,361 27
Japan 10 Year Bond TSE; September 2026 Short 21 16,560 179
Japan Topix Index; September 2026 Long 68 17,733 653
KC HRW Wheat; December 2026
(a)
Long 13 545 80
KOSPI 200 Index; September 2026 Long 28 5,462 (751)
Lean Hogs; October 2026
(a)
Short 51 1,707 69
Live Cattle; October 2026
(a)
Short 2 170 7
Live Cattle; October 2026
(a)
Long 4 340 (15)
LME Lead; November 2026
(a)
Short 43 2,046 —
LME Lead; November 2026
(a)
Short 6 285 —
LME Lead; September 2026
(a)
Short — — 32

Consolidated Schedule of Investments
Global Macro Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Lead; September 2026
(a)
Short — $ — $ —
LME Nickel; November 2026
(a)
Short 17 1,718 2
LME Nickel; November 2026
(a)
Long 9 910 (1)
LME Nickel; September 2026
(a)
Short — — 4
LME Nickel; September 2026
(a)
Short — — (5)
LME Primary Alum; November 2026
(a)
Long 24 1,947 22
LME Primary Alum; November 2026
(a)
Long 12 974 11
LME Primary Alum; September 2026
(a)
Short — — 27
LME Primary Alum; September 2026
(a)
Short — — 10
LME Zinc; November 2026
(a)
Short 5 486 (4)
LME Zinc; November 2026
(a)
Long 15 1,459 11
LME Zinc; September 2026
(a)
Short — — (49)
LME Zinc; September 2026
(a)
Short — — 166
Low Sulphur Gasoline; November 2026
(a)
Long 30 3,651 181
Mex Bolsa Index; September 2026 Long 30 1,156 (31)
MSCI Singapore Index; September 2026 Short 256 10,965 (182)
MSCI Singapore Index; September 2026 Long 15 642 11
Natural Gas; November 2026
(a)
Short 25 766 11
Natural Gas; November 2026
(a)
Long 17 521 (4)
NY Harbor ULSD; November 2026
(a)
Long 19 3,393 227
OMXS30 Index; September 2026 Long 147 5,088 90
Platinum; October 2026
(a)
Long 15 1,346 24
S&P 500 Emini; September 2026 Long 51 19,632 60
S&P/TSX 60 Index; September 2026 Long 41 12,594 341
Silver; December 2026
(a)
Long 5 1,675 4
Silver; December 2026
(a)
Short 5 1,675 (13)
Soybean Future; November 2026
(a)
Long 23 1,481 127
Soybean Meal; December 2026
(a)
Long 11 380 42
Soybean Oil; December 2026
(a)
Long 7 299 19
SPI 200 Index; September 2026 Short 106 17,136 (316)
Sugar #11; October 2026
(a)
Short 98 1,955 (150)
Swiss Market Index; September 2026 Long 45 7,939 (94)
UK 10 Year Gilt; December 2026 Long 98 11,438 —
UK 10 Year Gilt; December 2026 Short 17 1,984 —
US 10 Year Treasury Note; December 2026 Short 474 51,029 255
Wheat; December 2026
(a)
Short 70 2,709 (418)
Wheat; December 2026
(a)
Long 7 271 44
WIG20 Index; September 2026 Short 72 1,553 (4)
WIG20 Index; September 2026 Long 34 733 71
WTI Crude; November 2026
(a)
Long 42 3,531 258
Total $ 426
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 09/16/2026 AUD 14,377 $ 10,154 $ 145 $ —
ANZ Stockbroking 09/16/2026 CAD 22,808 $ 16,131 338 —
ANZ Stockbroking 09/16/2026 IDR 320,168,429 $ 17,763 291 —
ANZ Stockbroking 09/16/2026 NZD 58,197 $ 33,480 958 —
ANZ Stockbroking 09/16/2026 KRW 30,182,964 $ 20,008 2,062 —
ANZ Stockbroking 09/16/2026 $ 50,935 NZD 87,005 — (551)
ANZ Stockbroking 09/16/2026 $ 14,805 INR 1,408,548 18 —
ANZ Stockbroking 09/16/2026 $ 20,878 CAD 29,202 — (207)
ANZ Stockbroking 09/16/2026 $ 20,158 GBP 14,897 — (25)
ANZ Stockbroking 09/16/2026 $ 7,359 IDR 132,201,357 — (95)
ANZ Stockbroking 09/16/2026 $ 939 AUD 1,331 — (15)
ANZ Stockbroking 09/16/2026 $ 435 KRW 677,105 — (60)
ANZ Stockbroking 09/16/2026 $ 90 JPY 14,606 — (1)
RBC Dominion Securities Corp 09/16/2026 BRL 145,111 $ 28,231 — (315)
RBC Dominion Securities Corp 09/16/2026 GBP 14,568 $ 19,636 102 —
RBC Dominion Securities Corp 09/16/2026 CAD 18,455 $ 13,314 11 —
RBC Dominion Securities Corp 09/16/2026 NOK 156 $ 17 — —
RBC Dominion Securities Corp 09/16/2026 ZAR 450,397 $ 27,123 822 —
RBC Dominion Securities Corp 09/16/2026 SEK 22,157 $ 2,298 17 —
RBC Dominion Securities Corp 09/16/2026 $ 16,141 AUD 23,231 — (501)

Consolidated Schedule of Investments
Global Macro Fund
August 31, 2026
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominion Securities Corp 09/16/2026 $ 24,767 EUR 21,678 $ — $ (425)
RBC Dominion Securities Corp 09/16/2026 $ 161 NOK 1,527 — (2)
RBC Dominion Securities Corp 09/16/2026 $ 19,281 BRL 99,984 46 —
RBC Dominion Securities Corp 09/16/2026 $ 848 INR 82,217 — (16)
RBC Dominion Securities Corp 09/16/2026 $ 5,860 JPY 941,008 — (38)
RBC Dominion Securities Corp 09/16/2026 $ 132 CAD 184 — —
RBC Dominion Securities Corp 09/16/2026 $ 9,774 GBP 7,306 — (126)
RBC Dominion Securities Corp 09/16/2026 $ 15,800 CHF 12,778 13 (45)
RBC Dominion Securities Corp 09/17/2026 MXN 303,343 $ 17,768 61 —
RBC Dominion Securities Corp 09/17/2026 $ 1,258 MXN 21,984 — (34)
Standard Chartered Bank, Hong Kong 09/16/2026 AUD 280 $ 193 8 —
Standard Chartered Bank, Hong Kong 09/16/2026 GBP 3,406 $ 4,572 43 —
Standard Chartered Bank, Hong Kong 09/16/2026 CAD 632 $ 453 3 —
Standard Chartered Bank, Hong Kong 09/16/2026 EUR 8,476 $ 9,826 23 —
Standard Chartered Bank, Hong Kong 09/16/2026 INR 1,079,300 $ 11,265 66 —
Standard Chartered Bank, Hong Kong 09/16/2026 JPY 4,305,037 $ 26,927 118 (65)
Standard Chartered Bank, Hong Kong 09/16/2026 TWD 354,873 $ 11,234 — (40)
Standard Chartered Bank, Hong Kong 09/16/2026 NZD 16,875 $ 9,957 29 —
Standard Chartered Bank, Hong Kong 09/16/2026 NOK 3 $ — — —
Standard Chartered Bank, Hong Kong 09/16/2026 ZAR 1,142 $ 69 2 —
Standard Chartered Bank, Hong Kong 09/16/2026 KRW 19,044,965 $ 13,443 483 —
Standard Chartered Bank, Hong Kong 09/16/2026 SEK 23,877 $ 2,491 5 —
Standard Chartered Bank, Hong Kong 09/16/2026 $ 144 CHF 114 4 —
Standard Chartered Bank, Hong Kong 09/16/2026 $ 1,679 JPY 266,840 6 —
Standard Chartered Bank, Hong Kong 09/16/2026 $ 105 PLN 391 — —
Standard Chartered Bank, Hong Kong 09/16/2026 $ 3,581 INR 344,991 — (41)
Standard Chartered Bank, Hong Kong 09/16/2026 $ 736 NOK 7,111 — (25)
Standard Chartered Bank, Hong Kong 09/16/2026 $ 5,737 SEK 54,113 81 —
Standard Chartered Bank, Hong Kong 09/16/2026 $ 16,664 GBP 12,294 7 —
Standard Chartered Bank, Hong Kong 09/16/2026 $ 24,453 IDR 438,444,315 — (269)
Standard Chartered Bank, Hong Kong 09/16/2026 $ 20,612 TWD 662,981 13 (313)
Standard Chartered Bank, Hong Kong 09/16/2026 $ 3,882 EUR 3,360 4 (27)
Standard Chartered Bank, Hong Kong 09/16/2026 $ 2,112 KRW 3,197,775 — (226)
Standard Chartered Bank, Hong Kong 09/17/2026 MXN 4,525 $ 256 10 —
State Street Financial Global Markets 09/16/2026 AUD 2,309 $ 1,626 28 —
State Street Financial Global Markets 09/16/2026 BRL 10,455 $ 1,979 33 —
State Street Financial Global Markets 09/16/2026 CAD 29,768 $ 21,453 40 —
State Street Financial Global Markets 09/16/2026 EUR 41,155 $ 47,689 137 —
State Street Financial Global Markets 09/16/2026 INR 71,750 $ 754 — (1)
State Street Financial Global Markets 09/16/2026 IDR 44,821,725 $ 2,485 43 —
State Street Financial Global Markets 09/16/2026 JPY 620,518 $ 3,905 — (15)
State Street Financial Global Markets 09/16/2026 TWD 63,868 $ 2,020 — (5)
State Street Financial Global Markets 09/16/2026 NZD 5,767 $ 3,374 38 —
State Street Financial Global Markets 09/16/2026 NOK 317,827 $ 33,491 522 —
State Street Financial Global Markets 09/16/2026 PLN 11,651 $ 3,121 36 (30)
State Street Financial Global Markets 09/16/2026 ZAR 103,187 $ 6,132 270 —
State Street Financial Global Markets 09/16/2026 KRW 4,676,871 $ 3,186 234 —
State Street Financial Global Markets 09/16/2026 SEK 211,656 $ 21,897 237 (15)
State Street Financial Global Markets 09/16/2026 CHF 32,358 $ 40,854 — (758)
State Street Financial Global Markets 09/16/2026 $ 10,506 TWD 336,594 — (111)
State Street Financial Global Markets 09/16/2026 $ 6,555 KRW 10,081,549 — (817)
State Street Financial Global Markets 09/16/2026 $ 474 JPY 76,704 — (6)
State Street Financial Global Markets 09/16/2026 $ 1,875 NZD 3,223 — (32)
State Street Financial Global Markets 09/16/2026 $ 5,651 BRL 29,046 63 —
State Street Financial Global Markets 09/16/2026 $ 2,078 GBP 1,551 — (24)
State Street Financial Global Markets 09/16/2026 $ 11,376 ZAR 186,052 — (168)
State Street Financial Global Markets 09/16/2026 $ 31,266 EUR 26,966 — (72)
State Street Financial Global Markets 09/16/2026 $ 969 INR 92,852 — (6)
State Street Financial Global Markets 09/16/2026 $ 54,446 CHF 43,467 614 (28)
State Street Financial Global Markets 09/16/2026 $ 13,116 IDR 234,837,959 — (125)
State Street Financial Global Markets 09/16/2026 $ 4,179 NOK 40,109 — (114)
State Street Financial Global Markets 09/16/2026 $ 20,745 CAD 28,892 — (116)
State Street Financial Global Markets 09/16/2026 $ 20,812 SEK 195,686 393 (31)
State Street Financial Global Markets 09/16/2026 $ 35,894 PLN 131,332 668 (25)
State Street Financial Global Markets 09/16/2026 $ 4,667 AUD 6,627 — (81)
State Street Financial Global Markets 09/17/2026 MXN 373,875 $ 21,817 158 —

Consolidated Schedule of Investments
Global Macro Fund
August 31, 2026
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
State Street Financial Global Markets 09/17/2026 $ 22,684 MXN 395,882 $ — $ (584)
Total $ 9,303 $ (6,626)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 22.96% Shares Held Value (000's)
Closed-End Funds - 0.26%
BlackRock MuniHoldings Fund Inc 78,154 $ 899
BlackRock MuniYield Quality Fund III Inc 13,263 142
BlackRock MuniYield Quality Fund Inc 41,258 457
Eaton Vance Floating-Rate Income Trust 6,106 65
Franklin Universal Trust 11,812 91
$ 1,654
Exchange-Traded Funds - 3.34%
iShares Broad USD High Yield Corporate Bond
ETF
80,925 2,988
iShares Floating Rate Bond ETF 125,171 6,390
iShares MSCI EAFE Value ETF 15,650 1,280
PGIM AAA CLO ETF 124,051 6,365
Vanguard Morningstar Value ETF 18,885 4,246
$ 21,269
Money Market Funds - 19.36%
BlackRock Liquidity FedFund - Institutional Class
3.58%
(a),(b)
4,378,993 4,379
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.60%
(a),(b)
1,799,858 1,800
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(b),(c)
117,159,244 117,159
$ 123,338
TOTAL INVESTMENT COMPANIES $ 146,261
COMMON STOCKS - 36.25% Shares Held Value (000's)
Advertising - 0.00%
Omnicom Group Inc 184 $ 16
Trade Desk Inc/The
(d)
188 3
$ 19
Aerospace & Defense - 0.98%
Boeing Co/The
(d)
461 96
General Dynamics Corp
(e)
1,965 730
General Electric Co 646 217
Honeywell Aerospace Inc
(d)
4,090 646
Howmet Aerospace Inc
(e)
3,703 908
L3Harris Technologies Inc
(f)
4,031 1,073
Lockheed Martin Corp
(e)
1,546 867
Northrop Grumman Corp 80 43
Rolls-Royce Holdings PLC
(e)
18,001 366
RTX Corp 781 162
Safran SA 610 239
Singapore Technologies Engineering Ltd 73,700 624
Thales SA 772 219
TransDigm Group Inc 31 36
$ 6,226
Agriculture - 0.48%
Altria Group Inc 982 67
Archer-Daniels-Midland Co
(e)
3,333 271
British American Tobacco PLC 1,171 65
Bunge Global SA 1,917 223
Imperial Brands PLC 15,683 536
Japan Tobacco Inc
(e)
39,600 1,713
Philip Morris International Inc 904 169
$ 3,044
Airlines - 0.34%
ANA Holdings Inc
(e)
85,500 1,623
Delta Air Lines Inc
(e)
5,626 439
Singapore Airlines Ltd 18,200 97
Southwest Airlines Co 271 10
United Airlines Holdings Inc
(d)
178 19
$ 2,188
Apparel - 0.27%
Asics Corp
(e)
28,700 805
Deckers Outdoor Corp
(d),(e)
3,883 338
Gildan Activewear Inc 3,800 198
Kering SA 1,043 307
NIKE Inc 652 26
Ralph Lauren Corp 27 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel (continued)
Tapestry Inc 112 $ 14
$ 1,697
Automobile Manufacturers - 0.28%
Cummins Inc
(e)
502 283
Ford Motor Co 2,145 30
General Motors Co 537 46
PACCAR Inc 315 39
Tesla Inc
(d)
1,611 593
Volvo AB - B Shares
(e)
21,842 788
$ 1,779
Automobile Parts & Equipment - 0.27%
Aptiv PLC
(d),(f)
27,118 1,213
Magna International Inc
(e)
7,700 506
$ 1,719
Banks - 1.83%
Banca Mediolanum SpA
(e)
10,791 301
Banco Bilbao Vizcaya Argentaria SA
(e)
7,464 216
Bank of America Corp
(e)
17,068 1,057
Bank of New York Mellon Corp/The 405 65
Bank of Nova Scotia/The
(e)
5,000 458
Bankinter SA 10,364 200
Banque Cantonale Vaudoise 180 29
BOC Hong Kong Holdings Ltd 35,500 238
Citigroup Inc
(e)
6,374 840
Citizens Financial Group Inc
(e)
3,913 269
Danske Bank A/S
(e)
1,892 109
Fifth Third Bancorp 493 27
FinecoBank Banca Fineco SpA
(e)
19,248 530
Goldman Sachs Group Inc/The 171 175
HSBC Holdings PLC
(e)
19,190 393
Huntington Bancshares Inc/OH 1,115 19
ING Groep NV 14,013 496
Intesa Sanpaolo SpA 59,807 471
Japan Post Bank Co Ltd
(e)
38,600 818
JPMorgan Chase & Co 1,543 549
KeyCorp
(e)
19,102 413
Lloyds Banking Group PLC
(e)
112,061 165
M&T Bank Corp 83 19
Morgan Stanley 747 160
NatWest Group PLC
(e)
82,779 753
Northern Trust Corp
(e)
1,542 286
Oversea-Chinese Banking Corp Ltd
(e)
10,400 257
PNC Financial Services Group Inc/The 310 74
Regions Financial Corp 478 14
Skandinaviska Enskilda Banken AB 5,941 139
Standard Chartered PLC
(e)
2,717 79
State Street Corp 153 29
Toronto-Dominion Bank/The
(e)
1,100 133
Truist Financial Corp 690 34
UniCredit SpA
(e)
7,005 684
United Overseas Bank Ltd 11,500 375
US Bancorp
(e)
2,328 143
Wells Fargo & Co 1,777 154
Yokohama Financial Group Inc
(e)
39,200 476
$ 11,647
Beverages - 0.21%
Anheuser-Busch InBev SA/NV 3,365 266
Asahi Group Holdings Ltd 65,000 681
Brown-Forman Corp - B Shares 72 2
Coca-Cola Co/The 2,243 199
Constellation Brands Inc 78 10
Keurig Dr Pepper Inc 745 24
Molson Coors Beverage Co 72 3
Monster Beverage Corp
(d)
856 39
PepsiCo Inc 797 112
$ 1,336

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0.52%
Akouos Inc - Contingent Value Rights
(d),(g)
4,410 $ 2
Amgen Inc
(e)
852 366
Apellis Pharmaceuticals Inc - CVR
(d),(g)
14,046 —
Apogee Therapeutics Inc
(d)
2,524 341
Argenx SE
(d),(e)
174 179
Biogen Inc
(d)
81 18
BioMarin Pharmaceutical Inc
(d)
1,753 114
Corteva Inc 535 45
Genmab A/S
(d)
459 152
Gilead Sciences Inc 811 119
Illumina Inc
(d),(e)
320 69
Incyte Corp
(d)
93 12
Inhibrx Inc - Contingent Value Rights
(d),(g)
4,407 3
Insmed Inc
(d)
1,027 125
Moderna Inc
(d)
192 27
Regeneron Pharmaceuticals Inc
(e)
1,353 1,081
Royalty Pharma PLC
(e)
7,804 479
Swedish Orphan Biovitrum AB
(d),(e)
1,918 90
Tevogen Inc - Warrants
(d)
597 —
Veraxa Biotech Holding AG - Warrants
(d)
3,935 —
Vertex Pharmaceuticals Inc
(d)
149 81
$ 3,303
Building Materials - 0.17%
Builders FirstSource Inc
(d)
47 3
Carrier Global Corp 430 25
CRH PLC 367 35
Holcim AG
(d),(e)
3,395 298
Johnson Controls International plc
(e)
1,840 254
Lennox International Inc 18 7
Martin Marietta Materials Inc 33 17
Masco Corp 113 8
Trane Technologies PLC
(e)
1,007 447
Vulcan Materials Co 73 20
$ 1,114
Chemicals - 0.73%
Air Products and Chemicals Inc 122 38
Akzo Nobel NV 3,582 256
Albemarle Corp 65 9
CF Industries Holdings Inc 87 11
Dow Inc
(e)
5,601 171
Ecolab Inc 139 39
Element Solutions Inc 44,635 1,586
International Flavors & Fragrances Inc 142 12
Linde PLC 269 132
LyondellBasell Industries NV 11,162 726
Mitsubishi Chemical Group Corp 65,800 494
Mosaic Co/The 136 3
PPG Industries Inc 124 14
Qnity Electronics Inc
(e)
2,218 265
RPM International Inc
(e)
5,554 578
Sherwin-Williams Co/The 137 47
Toray Industries Inc 34,800 279
$ 4,660
Commercial Services - 0.91%
Adyen NV
(d),(h)
57 69
Altaba Inc - Escrow
(d)
837,142 1,074
Automatic Data Processing Inc 236 67
Block Inc
(d),(e)
3,094 254
Brambles Ltd 57,143 800
Cintas Corp
(e)
2,408 486
Corpay Inc
(d)
39 16
Equifax Inc 67 13
Global Payments Inc 132 12
Mobility Global Inc 167 3
Moody's Corp 111 56
PayPal Holdings Inc 3,305 174
Quanta Services Inc 89 54
Recruit Holdings Co Ltd
(e)
4,500 510
RELX PLC 9,901 355
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Rollins Inc 163 $ 6
S&P Global Inc 178 78
TOPPAN Holdings Inc 9,800 311
United Rentals Inc
(e)
802 832
Verisk Analytics Inc 77 15
Wise Group PLC
(d)
40,932 534
Wolters Kluwer NV
(e)
880 72
$ 5,791
Computers - 1.19%
Accenture PLC - Class A
(e)
1,284 244
Apple Inc
(e)
15,382 4,874
Cognizant Technology Solutions Corp
(e)
8,967 579
Crowdstrike Holdings Inc
(d)
594 137
Dell Technologies Inc 171 78
Fortinet Inc
(d)
345 59
Gartner Inc
(d)
30 6
Hewlett Packard Enterprise Co 726 38
HP Inc 506 15
Indra Sistemas SA 1,038 74
International Business Machines Corp
(e)
939 220
Leidos Holdings Inc 71 10
Lumentum Holdings Inc
(d)
47 43
NEC Corp
(e)
3,700 113
NetApp Inc
(e)
1,736 321
Okta Inc
(d),(e)
1,000 173
Sandisk Corp
(d)
84 132
Seagate Technology Holdings PLC
(e)
408 338
Super Micro Computer Inc
(d)
277 10
Western Digital Corp 202 91
$ 7,555
Consumer Products - 0.07%
Avery Dennison Corp
(e)
1,751 305
Church & Dwight Co Inc 131 13
Clorox Co/The 52 5
Kimberly-Clark Corp 288 31
Reckitt Benckiser Group PLC 1,617 112
$ 466
Cosmetics & Personal Care - 0.41%
Colgate-Palmolive Co 596 54
Estee Lauder Cos Inc/The
(e)
5,634 576
Kenvue Inc
(f)
59,073 1,115
Procter & Gamble Co/The 1,398 203
Shiseido Co Ltd 20,100 469
Unilever PLC 2,897 186
$ 2,603
Distribution & Wholesale - 0.08%
Copart Inc
(d)
490 16
Fastenal Co 628 31
Mitsubishi Corp 2,100 63
SGH Ltd 10,531 298
Toromont Industries Ltd 500 72
WW Grainger Inc 24 32
$ 512
Diversified Financial Services - 1.07%
4L Technologies
(d),(g)
24,306 —
American Express Co
(e)
514 170
Ameriprise Financial Inc
(e)
760 421
Apollo Global Management Inc 254 35
Ares Management Corp
(e)
588 84
Blackrock Inc
(e)
146 169
Broadridge Financial Solutions Inc
(e)
2,172 396
Capital One Financial Corp 366 79
Cboe Global Markets Inc
(e)
2,265 680
Charles Schwab Corp/The
(e)
1,841 202
CME Group Inc
(e)
1,394 397
Coinbase Global Inc
(d)
123 23
DigitalBridge Group Inc 26,803 426
Element Comm Aviation
(d),(g),(i)
280 —
Franklin Templeton Inc 131 5

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Hong Kong Exchanges & Clearing Ltd 12,100 $ 654
Interactive Brokers Group Inc - A Shares 245 24
Intercontinental Exchange Inc 336 54
Invesco Ltd 190 6
London Stock Exchange Group PLC 1,105 134
Mastercard Inc 499 294
Nasdaq Inc
(e)
6,555 646
ORIX Corp 2,000 78
Raymond James Financial Inc 97 17
Synchrony Financial
(e)
7,754 598
T Rowe Price Group Inc
(e)
5,477 610
TMX Group Ltd 6,200 242
TPG Inc - Contingent Value Rights
(d),(g)
12,804 —
Visa Inc 958 363
$ 6,807
Electric - 0.55%
AES Corp/The 27,340 404
Alliant Energy Corp 142 10
Ameren Corp 152 16
American Electric Power Co Inc 326 40
Brookfield Renewable Corp 17,500 563
CenterPoint Energy Inc 359 14
CMS Energy Corp 169 12
Consolidated Edison Inc 198 21
Constellation Energy Corp 190 52
Dominion Energy Inc 529 35
DTE Energy Co 114 15
Duke Energy Corp 568 68
Edison International 212 11
EDP Renewables SA 7,318 116
Enel SpA
(e)
50,101 548
Entergy Corp 248 26
Evergy Inc 128 10
Eversource Energy
(e)
1,233 87
Exelon Corp 560 25
FirstEnergy Corp 286 13
Meridian Energy Ltd
(e)
42,760 140
National Grid PLC
(e)
22,650 357
NextEra Energy Inc 1,217 100
NRG Energy Inc 190 21
PG&E Corp 1,206 16
Pinnacle West Capital Corp 86 8
Power Assets Holdings Ltd 28,500 219
PPL Corp 407 14
Public Service Enterprise Group Inc
(e)
1,053 77
Sempra 357 29
Southern Co/The 665 59
Verbund AG 1,158 80
Vistra Corp 1,775 244
WEC Energy Group Inc 179 19
Xcel Energy Inc 380 29
$ 3,498
Electrical Components & Equipment - 0.16%
ABB Ltd
(e)
6,294 616
AMETEK Inc 126 30
Eaton Corp PLC 227 91
Fujikura Ltd 7,900 270
Generac Holdings Inc
(d)
33 6
$ 1,013
Electronics - 0.70%
Allegion plc 60 9
Amphenol Corp
(e)
2,467 391
Celestica Inc
(d),(e)
1,000 300
Coherent Corp
(d)
120 33
Emerson Electric Co 372 57
Flex Ltd
(d)
200 22
Fortive Corp 173 10
Garmin Ltd 139 40
Honeywell International Inc 4,090 873
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Hoya Corp 2,500 $ 383
Hubbell Inc 29 13
Jabil Inc
(e)
1,947 595
Keysight Technologies Inc
(d),(e)
1,057 341
Mettler-Toledo International Inc
(d),(e)
401 563
TDK Corp
(e)
10,800 207
TE Connectivity PLC
(e)
2,913 598
Trimble Inc
(d)
102 6
$ 4,441
Energy - Alternate Sources - 0.14%
First Solar Inc
(d),(e)
924 186
Vestas Wind Systems A/S
(e)
21,830 724
$ 910
Engineering & Construction - 0.32%
Comfort Systems USA Inc
(e)
65 100
EMCOR Group Inc
(e)
931 683
Jacobs Solutions Inc 65 10
Stantec Inc 1,300 95
Vinci SA
(e)
2,514 330
WSP Global Inc
(e)
6,000 815
$ 2,033
Entertainment - 0.73%
Caesars Entertainment Inc
(d),(f)
80,533 2,392
Live Nation Entertainment Inc
(d)
87 16
Madison Square Garden Sports Corp
(d)
5,000 1,923
Oriental Land Co Ltd/Japan 7,300 138
TKO Group Holdings Inc 37 7
Toho Co Ltd/Tokyo 16,500 163
$ 4,639
Environmental Control - 0.01%
Pentair PLC 70 4
Republic Services Inc 110 24
Veralto Corp 137 14
Waste Management Inc 219 48
$ 90
Food - 0.41%
Ajinomoto Co Inc
(e)
8,700 293
Coles Group Ltd 24,343 419
General Mills Inc 295 12
Hershey Co/The
(e)
794 139
Hormel Foods Corp 123 3
Iron Horse Acquisitions Corp
(d)
939 5
J M Smucker Co/The 46 6
Jeronimo Martins SGPS SA
(e)
9,727 203
Koninklijke Ahold Delhaize NV 4,626 165
Kraft Heinz Co/The 471 12
Kroger Co/The 320 18
McCormick & Co Inc/MD 109 6
Mondelez International Inc 764 47
Saputo Inc 5,100 150
Sysco Corp
(e)
6,529 529
TreeHouse Foods Inc - Contingent Value
Rights
(d),(g)
15,806 28
Tyson Foods Inc 156 9
WH Group Ltd
(h)
616,500 582
$ 2,626
Forest Products & Paper - 0.01%
International Paper Co 2,570 97
Gas - 0.28%
Atmos Energy Corp 91 15
Centrica PLC
(e)
72,491 152
Italgas SpA 73,162 746
Naturgy Energy Group SA 25,149 860
NiSource Inc 263 11
$ 1,784

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.00%
Snap-on Inc 29 $ 11
Stanley Black & Decker Inc 108 11
$ 22
Healthcare - Products - 0.80%
Abbott Laboratories 1,016 112
ABIOMED Inc - Contingent Value Rights
(d),(g)
692 1
Agilent Technologies Inc
(e)
8,258 1,268
Align Technology Inc
(d)
29 5
Baxter International Inc 220 6
Bio-Techne Corp 1,114 81
Boston Scientific Corp
(d)
2,700 130
Coloplast A/S 3,073 218
Cooper Cos Inc/The
(d)
136 9
Danaher Corp 370 79
Edwards Lifesciences Corp
(d)
318 29
GE HealthCare Technologies Inc
(e)
1,924 137
IDEXX Laboratories Inc
(d),(e)
596 331
Insulet Corp
(d),(e)
1,307 194
Intuitive Surgical Inc
(d)
441 166
Medtronic PLC 757 69
Natera Inc
(d)
213 69
Penumbra Inc
(d),(f)
3,914 1,265
ResMed Inc 80 19
Revvity Inc 49 6
Solventum Corp
(d)
63 6
STERIS PLC 54 13
Stryker Corp 203 66
Terumo Corp 19,600 309
Thermo Fisher Scientific Inc 216 133
Waters Corp
(d)
54 22
West Pharmaceutical Services Inc
(e)
1,095 374
Zimmer Biomet Holdings Inc 110 11
$ 5,128
Healthcare - Services - 0.48%
Centene Corp
(d)
257 17
Charles River Laboratories International Inc
(d)
21 6
Cigna Group/The
(e)
2,505 692
DaVita Inc
(d)
14 2
Elevance Health Inc 141 55
Eurofins Scientific SE 1,324 111
HCA Healthcare Inc
(e)
754 313
Humana Inc 66 25
IQVIA Holdings Inc
(d),(e)
2,284 596
Labcorp Holdings Inc 46 15
Quest Diagnostics Inc
(e)
1,055 254
UnitedHealth Group Inc
(e)
2,446 953
Universal Health Services Inc 24 4
$ 3,043
Holding Companies - Diversified - 2.77%
AA Mission Acquisition Corp II
(d)
41,867 430
AA Mission Acquisition Corp II - Warrants
(d)
4,933 1
ACP Holdings Acquisition Corp
(d)
4,413 44
Acropolis Infrastructure Acquisition Corp -
Escrow
(d),(g)
5,690 —
Activate Energy Acquisition Corp
(d)
13,600 137
Activate Energy Acquisition Corp - Warrants
(d)
4,001 1
Aeon Acquisition I Corp
(d)
15,350 153
AI Infrastructure Acquisition Corp
(d)
8,503 88
AI Infrastructure Acquisition Corp
(d)
6,045 62
Alchemy Investments Acquisition Corp 1 -
Warrants
(d)
3,107 —
Aldabra 4 Liquidity Opportunity Vehicle Inc
(d)
5,605 56
Aldel Financial II Inc - Warrants
(d)
3,442 1
Alpex Acquisition Corp
(d)
13,057 130
AltEnergy Acquisition Corp - Warrants
(d)
449 —
American Drive Acquisition Co
(d)
3,676 38
AmperCap Acquisition Co
(d)
9,873 99
AmperCap Acquisition Co
(d)
2,873 29
AMR Resources Acquisition Corp
(d)
5,529 55
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Andretti Acquisition Corp II
(d)
9,309 $ 101
Aperture AC
(d)
6,494 65
Aperture AC
(d)
5,506 1
APEX Tech Acquisition Inc
(d)
15,923 160
Apex Treasury Corp
(d)
3,103 32
Apex Treasury Corp
(d)
21,112 214
Apogee Acquisition Corp
(d)
17,108 172
ARC Group Securities Acquisition I
(d)
6,757 67
Armada Acquisition Corp II - Class A
(d)
15,035 158
Armada Acquisition Corp II - Warrants
(d)
1,838 2
Axiom Intelligence Acquisition - Class A
(d)
9,263 96
B&R Technology Merger Corp
(d)
8,965 89
Bain Capital GSS Investment Corp
(d)
5,150 53
Berto Acquisition Corp
(d)
15,190 159
Berto Acquisition Corp - Warrants
(d)
783 1
BEST SPAC I Acquisition Corp - Rights
(d)
1,044 —
Bitcoin Infrastructure Acquisition Corp Ltd
(d)
5,024 51
Blue Water Acquisition Corp III
(d)
11,751 122
Blue Water Acquisition Corp III - Warrants
(d)
4,172 1
Blueport Acquisition Ltd
(d)
2,236 23
Bluerock Acquisition Corp
(d)
5,714 58
BOA Acquisition Corp II
(d)
11,266 111
Breeze Acquisition Corp II
(d)
5,079 1
Breeze Acquisition Corp II
(d)
14,945 149
BTC Development Corp
(d)
5,484 56
Burtech Acquisition Corp II
(d)
5,488 55
Cal Redwood Acquisition Corp - Class A
(d)
21,143 219
Cal Redwood Acquisition Corp - Rights
(d)
3,133 1
Calisa Acquisition Corp
(d)
6,890 70
Cambridge Acquisition Corp
(d)
4,476 45
Cantor Equity Partners V Inc
(d)
4,331 45
Cantor Equity Partners VII Inc
(d)
3,275 33
Cartesian Growth Corp II - Warrants
(d)
781 —
Cartesian Growth Corp IV
(d)
4,964 49
ChampionsGate Acquisition Corp
(d)
1,253 13
ChampionsGate Acquisition Corp - Rights
(d)
1,253 —
Chenghe Acquisition III Co
(d)
5,715 59
Chenghe Acquisition III Co - Warrants
(d)
2,835 —
ClearThink 1 Acquisition Corp
(d)
5,488 55
CN Healthy Food Tech Group Corp - Warrants
(d)
4,699 —
Cohen Circle Acquisition Corp II
(d)
4,403 47
Collective Acquisition Corp - Warrants
(d)
5,151 1
Collective Acquisition Corp II
(d)
12,507 126
Columbus Circle Capital Corp III
(d)
11,269 111
Copley Acquisition Corp
(d)
4,854 51
Crown Reserve Acquisition Corp I
(d)
13,936 142
Crown Reserve Acquisition Corp I
(d)
5,526 57
CSLM Digital Asset Acquisition Corp III Ltd
(d)
13,814 141
CSLM Digital Asset Acquisition Corp III Ltd
(d)
8,247 85
Daedalus Special Acquisition Corp
(d)
3,247 33
Disciplined Growth Acquisition Corp
(d)
17,528 175
Disciplined Growth Acquisition Corp
(d)
3,515 35
Drugs Made In America Acquisition II Corp
(d)
10,374 106
Drugs Made In America Acquisition II Corp
(d)
14,179 144
DT Cloud Star Acquisition Corp
(d)
9,612 107
East West Ave Acquisition Corp
(d)
11,281 111
EGH Acquisition Corp - Class A
(d)
7,312 76
Emmis Acquisition Corp
(d)
3,600 37
Emmis Acquisition Corp - Rights
(d)
3,600 —
EQV Ventures Acquisition Corp II
(d)
21,515 222
EQV Ventures Acquisition Corp II - Warrants
(d)
3,440 1
Fifth Era Acquisition Corp I
(d)
9,626 101
FIGX Capital Acquisition Corp - Class A
(d)
2,592 27
FortuneX Acquisition Corp
(d)
6,744 68
Freedom Metals Acquisition Corp
(d)
2,192 22
Future Money Acquisition Corp
(d)
5,495 55
FutureCorp Space Acquisition 1
(d)
8,341 82
Futurewave Acquisition Corp
(d)
5,488 54
Galata Acquisition Corp II
(d)
3,607 37

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Galata Acquisition Corp II - Warrants
(d)
1,202 $ —
General Purpose Acquisition Corp
(d)
10,975 110
Gesher Acquisition Corp II
(d)
5,220 55
Gesher Acquisition Corp II - Warrants
(d)
2,610 1
GigCapital8 Corp
(d)
28,892 293
GigCapital9 Corp
(d)
7,784 78
GigCapital9 Corp
(d)
6,714 69
Globa Terra Acquisition Corp
(d)
28,136 293
Gores Holdings X Inc
(d)
6,518 70
Gores Holdings X Inc - Warrants
(d)
2,664 2
Graf Global Corp
(d)
11,262 122
GSR IV Acquisition Corp
(d)
13,399 137
GSR IV Acquisition Corp - Rights
(d)
1,914 2
GSR V Acquisition Corp
(d)
7,882 79
Harvard Ave Acquisition Corp
(d)
19,287 197
Harvard Ave Acquisition Corp - Rights
(d)
12,376 1
Highview Merger Corp
(d)
8,987 92
Idea Acquisition Corp
(d)
3,355 34
Illumination Acquisition Corp I
(d)
3,353 34
Indigo Acquisition Corp
(d)
5,150 53
Inflection Point Acquisition Corp VII
(d)
3,355 34
Insight Digital Partners II
(d)
11,085 113
InterPrivate Investment Partners V Inc
(d)
5,526 55
Iris Acquisition Corp II
(d)
4,514 45
Iron Dome Acquisition I Corp
(d)
4,416 44
Iron Horse Acquisition II Corp
(d)
3,676 37
ITHAX Acquisition Corp III
(d)
5,715 57
ITHAX Acquisition Corp III - Warrants
(d)
2,857 1
JAB Acquisition Corp I
(d)
16,487 164
JAB Acquisition Corp I
(d)
3,337 34
Jackson Acquisition Co II
(d)
4,474 48
Jardine Matheson Holdings Ltd
(e)
2,600 147
Jaws Mustang Acquisition Corp - Warrants
(d)
4,137 —
Jena Acquisition Corp II
(d)
18,921 198
Jena Acquisition Corp II - Rights
(d)
8,369 1
K&F Growth Acquisition Corp II
(d)
4,226 45
K&F Growth Acquisition Corp II - Rights
(d)
5,396 1
K2 Capital Acquisition Corp
(d)
5,695 57
Keen Vision Acquisition Corp - Warrants
(d)
9,980 —
LaFayette Acquisition Corp
(d)
4,167 42
LaFayette Acquisition Corp - Rights
(d)
4,167 —
Lafayette Digital Acquisition Corp I
(d)
2,236 23
Lafayette Digital Acquisition Corp I
(d)
3,309 33
Lake Superior Acquisition Corp
(d)
9,675 99
Lake Superior Acquisition Corp - Rights
(d)
752 1
Lakeshore Acquisition III Corp - Rights
(d)
8,233 1
Launchpad Cadenza Acquisition Corp I
(d)
8,196 82
Launchpad Cadenza Acquisition Corp I -
Warrants
(d)
2,732 1
Legato Merger Corp IV
(d)
3,362 34
Lightwave Acquisition Corp
(d)
15,438 159
Lightwave Acquisition Corp - Warrants
(d)
5,142 1
Lionheart Holdings
(d)
6,114 66
M Evo Global Acquisition Corp II
(d)
6,562 67
Market Technology Acquisition Corp
(d)
10,410 104
Maywood Acquisition Corp 2
(d)
10,076 101
McKinley Acquisition Corp
(d)
12,139 124
Meshflow Acquisition Corp
(d)
11,890 120
Meshflow Acquisition Corp
(d)
7,990 81
Miluna Acquisition Corp
(d)
10,070 102
Mountain Crest Acquisition 6 Corp
(d)
2,064 21
Mountain Lake Acquisition Corp II
(d)
28,920 290
Mountain Lake Acquisition Corp II - Warrants
(d)
6,886 1
MOZAYYX Acquisition Corp
(d)
4,467 45
Muzero Acquisition Corp
(d)
4,478 45
New America Acquisition I Corp
(d)
3,245 33
New Providence Acquisition Corp III
(d)
22,674 237
New Providence Acquisition Corp III - Warrants
(d)
7,309 2
Newbridge Acquisition Ltd
(d)
5,625 57
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Newbury Street II Acquisition Corp
(d)
7,418 $ 81
Newbury Street II Acquisition Corp - Warrants
(d)
1,952 3
NewHold Investment Corp III
(d),(j)
4,537 48
NewHold Investment Corp III - Warrants
(d)
575 1
NMP Acquisition Corp
(d)
10,313 107
Ocean Capital Acquisition Corp
(d)
16,910 169
Origin Investment Corp I
(d)
5,153 54
OTG Acquisition Corp I
(d)
15,544 159
Oxley Bridge Acquisition Ltd - Class A
(d)
21,677 224
Oxley Bridge Acquisition Ltd - Warrants
(d)
2,086 —
Oyster Enterprises II Acquisition Corp
(d)
5,227 1
Oyster Enterprises II Acquisition Corp - Class A
(d)
13,934 145
Patriot Acquisition Corp
(d)
12,817 127
Peace Acquisition Corp
(d)
5,487 55
Pelican Acquisition II Corp
(d)
4,383 44
Perimeter Acquisition Corp I
(d)
3,123 33
Perimeter Acquisition Corp I - Warrants
(d)
1,561 1
Pershing Square Tontine Holdings Ltd
(d),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(d),(g)
3,910 —
Pioneer Acquisition I Corp
(d)
22,738 234
Pioneer Acquisition I Corp - Warrants
(d)
7,835 1
Plutonian Acquisition Corp II
(d)
10,975 110
Pono Capital Four Inc
(d)
7,948 80
Praetorian Acquisition Corp
(d)
3,362 34
ProCap Acquisition Corp - Class A
(d)
17,328 180
ProCap Acquisition Corp - Warrants
(d)
481 —
Proem Acquisition Corp I
(d)
2,622 27
Pyrophyte Acquisition Corp II
(d)
5,154 53
Quantum Leap Acquisition Corp
(d)
21,179 211
Quantum Leap Acquisition Corp - Warrants
(d)
21,179 3
Quantumsphere Acquisition Corp
(d)
7,212 74
Quantumsphere Acquisition Corp - Rights
(d)
2,062 —
Quartzsea Acquisition Corp
(d)
20,801 221
QuasarEdge Acquisition Corp
(d)
17,979 181
Republic Digital Acquisition Co
(d)
18,347 191
Republic Digital Acquisition Co - Warrants
(d)
783 —
Ribbon Acquisition Corp
(d)
8,624 96
Roman DBDR Acquisition Corp II
(d)
18,824 201
Roman DBDR Acquisition Corp II - Warrants
(d)
3,134 1
Samos Energy Acquisition Corp
(d)
2,192 22
SC II Acquisition Corp
(d)
11,235 113
Siddhi Acquisition Corp
(d)
28,907 304
Silicon Valley Acquisition Corp
(d)
2,423 24
Silver Pegasus Acquisition Corp
(d)
7,216 75
Sizzle Acquisition Corp II
(d)
12,948 136
Sizzle Acquisition Corp II - Rights
(d)
1,270 —
Solarius Capital Acquisition Corp
(d)
13,197 136
Soren Acquisition Corp
(d)
4,478 45
Soulpower Acquisition Corp
(d)
11,343 119
Soulpower Acquisition Corp - Rights
(d)
6,383 1
Southern Cross Acquisition I Corp
(d)
20,650 205
Space Asset Acquisition Corp
(d)
1,401 15
SPACSphere Acquisition Corp
(d)
11,188 113
SPACSphere Acquisition Corp - Rights
(d)
11,188 2
SPACSphere Acquisition Corp - Warrants
(d)
5,594 1
Starlink AI Acquisition Corp
(d)
4,144 41
Starlink AI Acquisition Corp
(d)
5,530 56
Starry Sea Acquisition Corp
(d)
7,731 80
Stellar V Capital Corp
(d)
4,313 46
Stellar V Capital Corp - Warrants
(d)
2,156 1
Swire Pacific Ltd
(e)
47,500 645
Teamshares Inc - Warrants
(d)
1,738 1
TGE Value Creative Solutions Corp
(d)
5,482 55
Thayer Ventures Acquisition Corp II
(d)
5,908 1
Thayer Ventures Acquisition Corp II - Class A
(d)
11,143 116
Thunder Bridge Capital Partners V Ltd
(d)
5,491 55
Titan Acquisition Corp
(d)
6,394 67
Translational Development Acquisition Corp
(d)
2,036 22
Tribeca Strategic Acquisition Corp
(d)
5,532 55

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
UY Scuti Acquisition Corp - Rights
(d)
2,169 $ —
Vendome Acquisition Corp I
(d)
11,531 118
Vernal Capital Acquisition Corp
(d)
9,083 91
Viking Acquisition Corp I
(d)
2,816 30
Wen Acquisition Corp
(d)
14,347 149
Wen Acquisition Corp - Warrants
(d)
4,008 1
West Enclave Merger Corp
(d)
5,768 58
Westin Acquisition Corp
(d)
5,061 51
White Pearl Acquisition Corp
(d)
12,172 122
White Pearl Acquisition Corp - Rights
(d)
6,588 3
Wilco 63 Corp
(d)
5,522 55
Wintergreen Acquisition Corp
(d)
5,245 55
XFLH Capital Corp
(d)
6,715 67
Yorkville Acquisition Corp
(d)
19,741 204
$ 17,645
Home Builders - 0.01%
DR Horton Inc 148 22
Lennar Corp - A Shares 119 10
NVR Inc
(d)
1 6
PulteGroup Inc 106 13
$ 51
Home Furnishings - 0.16%
Rational AG 165 121
Sony Group Corp
(e)
35,500 877
$ 998
Insurance - 1.28%
Accelerant Holdings
(d)
24,178 477
Aflac Inc 256 30
AIA Group Ltd 7,200 70
Allstate Corp/The
(e)
848 219
American International Group Inc
(e)
19,505 1,489
Aon PLC 127 41
Arch Capital Group Ltd
(d)
197 19
Arthur J Gallagher & Co 141 37
Assurant Inc 28 8
Berkshire Hathaway Inc - Class B
(d)
1,056 532
Brighthouse Financial Inc
(d)
2,112 112
Brown & Brown Inc 161 12
Chubb Ltd 212 72
Cincinnati Financial Corp 86 15
Erie Indemnity Co 11 3
Everest Group Ltd 23 9
Fairfax Financial Holdings Ltd
(e)
100 163
Globe Life Inc 34 6
Great-West Lifeco Inc
(e)
3,200 206
Hannover Rueck SE 524 156
Hartford Insurance Group Inc/The 153 21
Loews Corp 94 10
Marsh & McLennan Cos Inc 1,506 285
MetLife Inc 302 29
Power Corp of Canada
(e)
2,900 192
Progressive Corp/The 543 119
Prudential Financial Inc 191 22
Prudential PLC
(e)
11,177 152
QBE Insurance Group Ltd 29,311 466
Suncorp Group Ltd
(e)
33,661 454
Talanx AG
(e)
9,191 1,331
Tokio Marine Holdings Inc 19,600 941
Travelers Cos Inc/The 118 43
W R Berkley Corp 165 11
Willis Towers Watson PLC 1,131 383
$ 8,135
Internet - 2.08%
Airbnb Inc
(d),(e)
618 114
Alphabet Inc - A Shares
(e)
7,943 2,695
Alphabet Inc - C Shares 2,713 910
Amazon.com Inc
(d),(e)
11,455 2,976
AppLovin Corp
(d)
159 50
Booking Holdings Inc 544 108
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
CDW Corp/DE 72 $ 11
DoorDash Inc - Class A
(d)
226 52
eBay Inc 248 26
Expedia Group Inc
(e)
1,281 406
F5 Inc
(d),(e)
1,803 734
Gen Digital Inc
(e)
18,216 565
GoDaddy Inc
(d)
58 6
Grab Holdings Ltd
(d)
79,154 280
Meta Platforms Inc
(e)
1,450 829
Netflix Inc
(d)
2,442 198
Palo Alto Networks Inc
(d)
471 180
Rakuten Group Inc
(d)
14,800 72
Reddit Inc
(d)
75 11
Robinhood Markets Inc
(d)
473 50
Roku Inc
(d)
16,351 2,566
Sea Ltd ADR
(d)
1,965 223
Uber Technologies Inc
(d)
1,193 90
VeriSign Inc
(e)
296 85
$ 13,237
Investment Companies - 0.01%
Avalanche Treasury Corp
(d)
683 —
Groupe Bruxelles Lambert NV 673 58
$ 58
Iron & Steel - 0.21%
Fortescue Ltd
(e)
69,111 875
Nucor Corp
(e)
1,665 415
Steel Dynamics Inc 75 18
$ 1,308
Leisure Products & Services - 0.22%
Amadeus IT Group SA 6,276 426
Carnival Corp Ltd
(e)
4,058 97
Norwegian Cruise Line Holdings Ltd
(d)
195 3
Royal Caribbean Cruises Ltd
(e)
1,615 434
Shimano Inc 3,600 448
$ 1,408
Lodging - 0.02%
Hilton Worldwide Holdings Inc 125 40
Las Vegas Sands Corp 167 7
Marriott International Inc/MD 130 45
MGM Resorts International
(d)
82 3
Wynn Resorts Ltd 36 3
$ 98
Machinery - Construction & Mining - 0.24%
Caterpillar Inc 267 213
Epiroc AB - A Shares
(e)
27,469 757
GE Vernova Inc 156 140
Siemens Energy AG 2,075 342
Vertiv Holdings Co 227 59
$ 1,511
Machinery - Diversified - 0.19%
Deere & Co 147 96
Dover Corp 74 15
IDEX Corp 42 10
Ingersoll Rand Inc 196 15
Keyence Corp
(e)
1,800 938
Nordson Corp 29 9
Otis Worldwide Corp
(e)
1,175 83
Rockwell Automation Inc 62 26
Westinghouse Air Brake Technologies Corp 94 27
Xylem Inc/NY 134 15
$ 1,234
Media - 1.59%
Charter Communications Inc
(d)
66 10
Comcast Corp - Class A 57,107 1,520
EchoStar Corp
(d)
75 6
Endeavor Group Holdings Inc
(d)
137,899 3,792
FactSet Research Systems Inc 16 5
Fox Corp - A Shares
(e)
11,424 769

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 60 $ 4
News Corp - A Shares 229 7
News Corp - B Shares 106 4
Paramount Skydance Corp 186 2
Space Exploration Technologies Corp
(d)
1,334 192
Walt Disney Co/The 1,015 109
Warner Bros Discovery Inc
(d)
130,760 3,731
$ 10,151
Mining - 0.87%
Anglo American PLC 1,402 79
Arcosa Inc 259 38
Barrick Mining Corp 24,330 1,091
Barrick Mining Corp
(e)
14,955 671
BHP Group Ltd
(e)
8,959 421
Equinox Gold Corp 35,800 462
First Quantum Minerals Ltd
(d),(e)
2,400 80
Freeport-McMoRan Inc 853 65
Fresnillo PLC 7,648 321
Kinross Gold Corp 365 11
Kinross Gold Corp
(e)
11,500 352
Lundin Gold Inc
(e)
2,100 150
Lundin Mining Corp 5,700 153
Newmont Corp
(e)
3,470 437
Norsk Hydro ASA 12,217 123
Pan American Silver Corp
(e)
8,400 436
Pan American Silver Corp - Rights
(d)
24,592 12
South32 Ltd
(e)
166,077 611
$ 5,513
Miscellaneous Manufacturers - 0.26%
3M Co
(e)
3,793 652
A O Smith Corp 48 3
Axon Enterprise Inc
(d)
43 24
DuPont de Nemours Inc 75 10
Fabrinet
(d)
396 163
Illinois Tool Works Inc 144 40
Indutrade AB 20,884 549
Parker-Hannifin Corp 74 72
Teledyne Technologies Inc
(d),(e)
227 139
Textron Inc 97 8
$ 1,660
Office & Business Equipment - 0.00%
Zebra Technologies Corp
(d)
21 7
Oil & Gas - 1.85%
APA Corp 152 7
ARC Resources Ltd 111,453 2,681
ARC Resources Ltd 1,588 38
BP PLC
(e)
14,695 105
Chevron Corp 1,084 223
ConocoPhillips 715 95
Devon Energy Corp 630 31
Diamondback Energy Inc 107 21
ENEOS Holdings Inc
(e)
52,400 437
EOG Resources Inc 297 43
EQT Corp 342 19
Expand Energy Corp
(e)
4,191 411
ExxonMobil Holdings Corp 2,498 402
Galp Energia SGPS SA
(e)
23,950 599
Imperial Oil Ltd 1,200 158
Inpex Corp
(e)
11,800 292
Marathon Petroleum Corp
(e)
1,485 555
Neste Oyj
(e)
2,109 79
Occidental Petroleum Corp
(e)
10,747 647
OMV AG
(e)
5,814 464
Phillips 66
(e)
3,455 852
Repsol SA
(e)
14,214 453
Shell PLC
(e)
8,896 408
Suncor Energy Inc 11,300 756
Texas Pacific Land Corp 32 12
Valaris Ltd
(d)
6,778 585
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Valero Energy Corp
(e)
3,458 $ 1,241
Var Energi ASA 37,194 198
$ 11,812
Oil & Gas Services - 0.21%
Baker Hughes Co
(e)
20,289 1,289
Halliburton Co 460 17
SLB Ltd 892 54
$ 1,360
Packaging & Containers - 0.11%
Amcor PLC 255 12
Ball Corp 148 9
CCL Industries Inc
(e)
9,400 631
Packaging Corp of America 49 11
Smurfit Westrock PLC 288 14
$ 677
Pharmaceuticals - 1.35%
AbbVie Inc
(e)
2,510 644
Astellas Pharma Inc
(e)
7,100 105
Becton Dickinson & Co 156 29
Bristol-Myers Squibb Co
(e)
13,332 891
Cardinal Health Inc
(e)
2,011 472
Cencora Inc
(e)
1,747 566
CVS Health Corp
(e)
3,067 288
Dexcom Inc
(d)
212 19
Eisai Co Ltd 14,300 425
Eli Lilly & Co
(e)
1,275 1,475
Eli Lilly & Co - Contingent Value Rights
(d),(g)
29,577 59
Galderma Group AG
(d),(e)
1,420 294
GSK PLC
(e)
5,318 134
Henry Schein Inc
(d)
43 4
Indivior Pharmaceuticals Inc
(d)
14,452 505
Johnson & Johnson 1,389 369
McKesson Corp
(e)
659 584
Merck & Co Inc 1,547 228
Organon & Co
(f)
68,998 949
Orion Oyj 3,473 319
Pfizer Inc 3,341 95
UCB SA 601 150
Viatris Inc 637 11
Zoetis Inc 232 18
$ 8,633
Pipelines - 0.03%
Kinder Morgan Inc 1,071 35
ONEOK Inc 345 33
Southcross Holdings
(d),(g)
615,976 —
Targa Resources Corp 118 35
Williams Cos Inc/The 796 59
$ 162
Private Equity - 0.09%
3i Group PLC 5,043 191
Blackstone Inc 440 63
EQT AB 5,972 207
KKR & Co Inc 414 45
Partners Group Holding AG 80 73
$ 579
Real Estate - 0.18%
CBRE Group Inc
(d)
160 23
CFLD Cayman Investment Ltd Unit Trust
(d)
233,812 1
CoStar Group Inc
(d)
7,306 235
Kaisa Group Holdings Ltd
(d)
198,029 1
REA Group Ltd 6,671 847
Sunac China Holdings Ltd
(d)
123,203 10
$ 1,117
REITs - 0.76%
Alexandria Real Estate Equities Inc 67 3
American Tower Corp
(e)
4,825 848
BXP Inc 63 4
Camden Property Trust 44 5

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CapitaLand Ascendas REIT
(e)
369,400 $ 711
Covivio SA/France 1,112 65
Crown Castle Inc
(e)
5,449 415
Digital Realty Trust Inc
(e)
3,639 676
Equinix Inc 58 61
Essex Property Trust Inc 36 10
Extra Space Storage Inc 117 17
Federal Realty Investment Trust 34 4
Gaming and Leisure Properties Inc
(e)
9,035 380
Healthpeak Properties Inc 387 8
Host Hotels & Resorts Inc 355 8
Invitation Homes Inc 312 9
Iron Mountain Inc 163 19
Kimco Realty Corp 373 9
Mid-America Apartment Communities Inc 65 8
Prologis Inc 507 71
Public Storage 102 31
Realty Income Corp 561 34
Regency Centers Corp 116 9
SBA Communications Corp 59 11
Simon Property Group Inc 276 58
Stockland 106,139 331
UDR Inc 129 5
Ventas Inc 261 24
VICI Properties Inc
(e)
34,656 889
Vivmark Residential 407 27
Welltower Inc 412 97
Weyerhaeuser Co 399 9
$ 4,856
Retail - 0.99%
Alimentation Couche-Tard Inc
(e)
5,000 301
AutoZone Inc
(d)
9 27
Avolta AG
(d)
6,584 371
Best Buy Co Inc
(e)
5,207 418
Carvana Co
(d)
1,633 119
Casey's General Stores Inc
(e)
281 211
Chipotle Mexican Grill Inc
(d),(e)
17,005 647
Costco Wholesale Corp 270 255
Darden Restaurants Inc 64 14
Dollar General Corp
(e)
1,646 208
Dollar Tree Inc
(d),(e)
4,457 564
Domino's Pizza Inc
(e)
545 186
Ferguson Enterprises Inc 111 25
Genuine Parts Co 78 11
Home Depot Inc/The 577 189
Industria de Diseno Textil SA
(e)
1,011 68
Kingfisher PLC 117,298 496
Lowe's Cos Inc 330 68
Lululemon Athletica Inc
(d),(e)
617 75
McDonald's Corp 414 109
Nitori Holdings Co Ltd 9,100 174
O'Reilly Automotive Inc
(d)
460 41
Ross Stores Inc
(e)
626 143
Ryohin Keikaku Co Ltd 22,800 618
Starbucks Corp 671 71
Target Corp 248 40
TJX Cos Inc/The
(e)
3,866 517
Tractor Supply Co 293 10
Ulta Beauty Inc
(d)
25 13
Walmart Inc 2,533 266
Williams-Sonoma Inc 66 15
Yum! Brands Inc 152 23
$ 6,293
Semiconductors - 2.92%
Advanced Micro Devices Inc
(d),(e)
1,102 518
Advantest Corp
(e)
1,200 251
Analog Devices Inc 285 103
Applied Materials Inc
(e)
986 452
ASM International NV
(e)
416 391
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
ASML Holding NV
(e)
491 $ 833
ASML Holding NV - NY Reg Shares 8 13
BE Semiconductor Industries NV
(e)
1,493 340
Broadcom Inc
(e)
6,067 2,247
Disco Corp 1,100 395
Intel Corp
(d)
5,149 461
KLA Corp 759 133
Lam Research Corp
(e)
2,044 617
Lasertec Corp 300 63
Marvell Technology Inc 497 105
Microchip Technology Inc
(e)
5,359 394
Micron Technology Inc
(e)
1,357 1,301
Monolithic Power Systems Inc 27 34
NVIDIA Corp
(e)
29,067 6,418
NXP Semiconductors NV
(e)
2,524 567
ON Semiconductor Corp
(d)
216 16
Qorvo Inc
(d),(f)
16,720 1,606
QUALCOMM Inc 616 105
Renesas Electronics Corp
(e)
11,200 234
Silicon Laboratories Inc
(d)
1,240 272
Skyworks Solutions Inc 64 4
Taiwan Semiconductor Manufacturing Co Ltd ADR 31 13
Teradyne Inc
(e)
289 101
Texas Instruments Inc
(e)
2,490 650
$ 18,637
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 17 5
Software - 1.34%
Adobe Inc
(d),(e)
2,009 588
Akamai Technologies Inc
(d)
80 9
Autodesk Inc
(d)
116 30
Cadence Design Systems Inc
(d)
163 55
Datadog Inc
(d)
197 47
Fair Isaac Corp
(d)
13 15
Fidelity National Information Services Inc 285 12
Fiserv Inc
(d)
295 16
iLearningEngines Holdings Inc - Warrants
(d)
1,824 —
Intuit Inc
(e)
1,531 550
Jack Henry & Associates Inc 31 5
Konami Group Corp 1,400 193
Microsoft Corp
(e)
8,574 4,349
MongoDB Inc
(d),(e)
729 331
MSCI Inc
(e)
1,232 703
Oracle Corp 989 148
Palantir Technologies Inc
(d),(e)
2,886 538
Paychex Inc 178 23
PTC Inc
(d),(e)
1,539 239
Roper Technologies Inc 62 26
Salesforce Inc
(e)
945 243
SAP SE ADR 49 11
ServiceNow Inc
(d)
608 90
Synopsys Inc
(d)
105 46
Take-Two Interactive Software Inc
(d)
96 21
Twilio Inc
(d),(e)
916 216
Tyler Technologies Inc
(d)
24 9
Veeva Systems Inc
(d)
83 24
Workday Inc
(d)
117 23
$ 8,560
Telecommunications - 0.65%
Airtel Africa PLC
(e),(h)
78,856 352
Arista Networks Inc
(d)
603 118
AT&T Inc 4,059 105
Ciena Corp
(d),(e)
525 202
Cisco Systems Inc
(e)
5,201 574
Corning Inc 464 69
Deutsche Telekom AG
(e)
22,501 739
HKT Trust & HKT Ltd
(e)
313,000 487
Motorola Solutions Inc 91 44
SoftBank Corp 716,400 1,061

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Tele2 AB 13,420 $ 238
T-Mobile US Inc 259 47
Verizon Communications Inc 2,433 122
$ 4,158
Textiles - 0.53%
UniFirst Corp/MA
(f)
12,148 3,360
Toys, Games & Hobbies - 0.06%
Hasbro Inc 95 9
Sanrio Co Ltd
(e)
47,200 381
$ 390
Transportation - 0.87%
Canadian National Railway Co 1,600 200
CH Robinson Worldwide Inc
(e)
3,938 589
CSX Corp
(e)
9,848 498
DHL AG
(e)
3,865 251
Expeditors International of Washington Inc
(e)
2,608 495
FedEx Corp
(e)
717 235
Fedex Freight Holding Co Inc
(d),(e)
983 132
JB Hunt Transport Services Inc
(e)
2,312 614
Norfolk Southern Corp 134 46
Old Dominion Freight Line Inc 1,601 320
SITC International Holdings Co Ltd
(e)
43,000 261
TFI International Inc 1,800 242
Union Pacific Corp
(e)
2,997 901
United Parcel Service Inc
(e)
3,531 367
XPO Inc
(d),(e)
2,160 419
$ 5,570
Water - 0.00%
American Water Works Co Inc 108 15
TOTAL COMMON STOCKS $ 230,988
CONVERTIBLE PREFERRED STOCKS
- 0.03% Shares Held Value (000's)
Chemicals - 0.00%
Albemarle Corp 7.25%, 03/01/2027 150 $ 8
Electric - 0.00%
PG&E Corp 6.00%, 12/01/2027 266 9
Internet - 0.02%
Alphabet Inc 6.25%, 05/15/2029 974 47
Alphabet Inc 6.25%, 05/15/2029 1,300 63
$ 110
Pipelines - 0.00%
Southcross Energy Series A 0.00%
(d),(g)
2,399,339 18
Software - 0.01%
Oracle Corp 6.50%, 01/15/2029 1,000 47
TOTAL CONVERTIBLE PREFERRED STOCKS $ 192
PREFERRED STOCKS - 0.06% Shares Held Value (000's)
Finance - Mortgage Loan/Banker - 0.06%
Fannie Mae 0.00%, 10/01/2026
(d),(k)
37,200 $ 266
3 Month USD LIBOR + 0.75%
Freddie Mac - Series Z 0.00%, 12/31/2027
(d),(k)
14,837 139
$ 405
TOTAL PREFERRED STOCKS $ 405
BONDS - 26.93%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.22%
Boeing Co/The
5.15%, 05/01/2030 $ 60 $ 60
5.71%, 05/01/2040 151 149
5.81%, 05/01/2050 292 275
6.53%, 05/01/2034 45 48
6.86%, 05/01/2054 38 41
Czechoslovak Group AS
6.50%, 01/10/2031
(h)
400 407
6.50%, 01/10/2031 400 406
$ 1,386
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 0.42%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(h)
$ 100 $ 102
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(h)
30 30
AutoNation Finance Trust 2026-2
5.75%, 05/15/2034
(h)
15 15
AutoNation Finance Trust 2026-N1
5.47%, 01/17/2034
(h)
15 15
Avis Budget Rental Car Funding AESOP LLC
5.58%, 12/20/2030
(h)
120 121
6.24%, 08/20/2031
(h)
100 101
7.24%, 06/20/2029
(h)
100 102
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 122
Carmax Select Receivables Trust 2025-B
5.33%, 07/15/2031 125 125
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 9 9
Credit Acceptance Auto Loan Trust 2026-2
5.51%, 12/15/2036
(h)
65 65
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
Drive Auto Receivables Trust 2025-2
4.90%, 12/15/2032 50 49
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(h)
49 49
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(h)
110 111
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(h)
100 102
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 93 94
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 127
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 50 50
Exeter Automobile Receivables Trust 2026-4
5.64%, 02/15/2033 100 100
FHF Issuer Trust 2025-1
4.92%, 02/15/2031
(h)
38 38
FHF Issuer Trust 2025-2
5.75%, 05/15/2030
(h)
99 100
FHF Issuer Trust 2026-1
5.41%, 09/16/2030
(h)
30 30
5.77%, 02/17/2032
(h)
20 20
FHF Issuer Trust 2026-2
5.93%, 04/15/2031
(h)
10 10
6.41%, 08/16/2032
(h)
15 15
First Investors Auto Owner Trust 2025-1
5.22%, 12/15/2033
(h)
25 25
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(h)
110 112
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(h)
25 25
GLS Auto Receivables Issuer Trust 2026-3
5.65%, 05/17/2032
(h)
55 55
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(h)
15 15
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(h)
50 51
Red Oak Funding Master Trust
5.64%, 12/20/2030
(h)
55 55
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 $ 130 $ 132
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(h)
100 101
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(h)
110 112
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(h)
31 31
6.02%, 10/15/2029
(h)
90 91
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(h)
25 25
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030
(h)
100 101
Westlake Automobile Receivables Trust 2026-3
5.52%, 05/17/2032
(h)
45 45
$ 2,708
Automobile Manufacturers - 0.06%
Allison Transmission Inc
3.75%, 01/30/2031
(h)
59 55
Toyota Motor Credit Corp
4.50%, 07/09/2029 332 330
$ 385
Automobile Parts & Equipment - 0.08%
ZF North America Capital Inc
6.88%, 04/23/2032
(h)
150 150
7.13%, 04/14/2030
(h)
373 380
$ 530
Banks - 1.93%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031 200 200
Banco Mercantil del Norte SA/Grand Cayman
8.00%, 01/24/2033
(h),(k),(l),(m)
525 525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Banco Nacional de Mexico SA
6.70%, 08/07/2036
(h),(l),(m)
650 642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank Leumi Le-Israel BM
5.74%, 09/09/2036
(h),(l),(m)
650 641
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.55%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(l),(m)
400 392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(h),(l),(m)
700 722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(l),(m)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 825 972
BSF Finance
5.76%, 09/03/2035
(l)
$ 675 661
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Emirates NBD Bank PJSC
4.53%, 01/13/2031 525 512
Goldman Sachs Bank USA/New York NY
4.66%, 06/03/2029
(l)
330 329
Secured Overnight Financing Rate + 0.72%
Goldman Sachs Group Inc/The
5.39%, 02/02/2041
(l)
275 261
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.75%, 11/18/2032
(k),(l),(m)
$ 400 $ 397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Intesa Sanpaolo SpA
6.01%, 06/29/2037
(h),(l)
250 245
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 200 201
JPMorgan Chase Bank NA
11.00%, 11/26/2027
(h)
UZS 970,000 82
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(h),(l),(m)
$ 975 971
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
Morgan Stanley
2.48%, 09/16/2036
(l)
290 249
Secured Overnight Financing Rate + 1.36%
5.31%, 01/18/2041
(l)
554 525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.95%, 01/19/2038
(l)
164 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
National Bank of Uzbekistan
7.20%, 07/17/2030 200 205
8.50%, 07/05/2029 400 423
Riyad Sukuk Ltd
6.21%, 07/14/2035
(l)
475 478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(l)
600 595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
SNB Sukuk Ltd
5.94%, 07/18/2036
(l)
500 500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Standard Chartered PLC
7.00%, 06/08/2033
(h),(k),(l),(m)
350 348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.67%
7.63%, 01/16/2032
(h),(k),(l),(m)
350 366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Sumitomo Mitsui Trust Bank Ltd
3.95%, 03/05/2029
(h)
315 309
UBS Group AG
6.60%, 08/05/2030
(h),(k),(l),(m)
200 201
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
$ 12,324
Building Materials - 0.21%
Amrize Finance US LLC
5.40%, 04/07/2035 59 58
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 225 237
CRH America Finance Inc
5.00%, 02/09/2036 47 45
JH North America Holdings Inc
5.88%, 01/31/2031
(h)
103 104
6.13%, 07/31/2032
(h)
145 146
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 650 654

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Quikrete Holdings Inc
6.38%, 03/01/2032
(h)
$ 87 $ 88
$ 1,332
Chemicals - 0.33%
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
600 408
0.00%, 02/20/2032
(d)
200 136
Chemours Co/The
5.75%, 11/15/2028
(h)
16 16
Dangote Fertiliser Ltd
7.75%, 05/05/2031
(h)
900 903
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(h)
129 129
Sasol Financing USA LLC
8.75%, 04/10/2033
(h)
225 237
8.75%, 04/10/2033 200 210
Solstice Advanced Materials Inc
5.63%, 09/30/2033
(h)
80 79
$ 2,118
Commercial Mortgage Backed Securities - 0.35%
BAY Trust 2026-MDWS
6.03%, 06/15/2041
(h)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.39%
6.83%, 06/15/2041
(h)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.19%
BPR Trust 2021-NRD
9.26%, 12/15/2038
(h)
20 20
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
10.51%, 12/15/2038
(h)
140 140
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust 2014-GC21
4.87%, 05/10/2047
(h),(n)
135 127
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(h)
104 101
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(h)
1,055 857
Extended Stay America Trust 2026-ESH2
6.54%, 02/15/2043
(h)
33 33
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.90%
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044
(h),(n)
97 96
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(d),(h)
170 —
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(d),(h)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust 2016-C36
4.18%, 11/15/2059
(n)
100 85
WFRBS Commercial Mortgage Trust 2011-C3
0.00%, 03/15/2044
(d),(h),(n)
108 38
WFRBS Commercial Mortgage Trust 2011-C4
5.15%, 06/15/2044
(h),(n)
489 481
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 48 43
$ 2,221
Commercial Services - 0.12%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 475 487
TriNet Group Inc
3.50%, 03/01/2029
(h)
53 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
5.38%, 11/15/2033
(h)
$ 162 $ 158
6.13%, 03/15/2034
(h)
77 78
$ 773
Computers - 0.07%
Leidos Inc
5.00%, 03/15/2036 274 259
5.40%, 03/15/2032 109 109
5.75%, 03/15/2033 60 61
$ 429
Distribution & Wholesale - 0.01%
Core & Main LP
6.00%, 07/01/2034
(h)
40 40
Diversified Financial Services - 0.14%
Aviation Capital Group LLC
4.25%, 04/30/2029
(h)
7 7
BGC Group Inc
6.15%, 04/02/2030 45 45
Blue Owl Finance LLC
6.25%, 04/18/2034 137 134
Charles Schwab Corp/The
5.66%, 08/12/2037
(l)
44 44
Secured Overnight Financing Rate + 1.32%
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(h)
31 30
8.38%, 04/01/2032
(h)
10 10
9.13%, 05/15/2031
(h)
71 73
Jefferies Financial Group Inc
5.13%, 04/28/2031 67 66
6.20%, 04/14/2034 188 191
Macquarie Airfinance Holdings Ltd
5.20%, 03/27/2028
(h)
25 25
Osaic Holdings Inc
6.75%, 08/01/2032
(h)
61 61
Synchrony Financial
4.95%, 02/25/2032
(l)
5 5
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(l)
80 80
Secured Overnight Financing Rate + 1.40%
5.45%, 03/06/2031
(l)
55 55
Secured Overnight Financing Rate + 1.68%
6.00%, 07/29/2036
(l)
46 45
Secured Overnight Financing Rate + 2.07%
6.28%, 07/31/2037
(l)
40 40
Secured Overnight Financing Rate + 2.03%
$ 911
Electric - 0.61%
Comision Federal de Electricidad
5.00%, 09/29/2036 187 175
COX Asset Mexico SA de CV
7.13%, 01/08/2032
(h)
475 476
Dominion Energy Inc
6.15%, 12/15/2056
(l)
165 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%
DTE Energy Co
6.20%, 07/01/2058
(l)
91 91
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
Eastern European Electric Co BV
6.50%, 05/15/2030
(h)
EUR 200 240
6.50%, 05/15/2030 125 150
Energo - Pro as
6.45%, 04/15/2031 450 523
8.00%, 05/27/2030 100 122
8.00%, 05/27/2030
(h)
375 457

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
6.00%, 10/01/2056
(l)
$ 20 $ 20
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.84%
Saavi Energia Sarl
8.88%, 02/10/2035
(h)
1,000 1,100
Talen Energy Supply LLC
6.13%, 05/01/2031
(h)
183 182
Vistra Operations Co LLC
4.70%, 01/31/2031
(h)
41 40
5.25%, 04/30/2033
(h)
39 38
5.25%, 10/15/2035
(h)
25 24
5.35%, 01/31/2036
(h)
58 55
5.55%, 04/30/2036
(h)
39 38
$ 3,894
Electronics - 0.02%
Ingram Micro Inc
4.75%, 05/15/2029
(h)
14 14
Sensata Technologies Inc
3.75%, 02/15/2031
(h)
130 121
$ 135
Energy - Alternate Sources - 0.06%
FS Luxembourg Sarl
8.63%, 06/25/2033
(h)
200 185
8.63%, 06/25/2033 200 186
$ 371
Engineering & Construction - 0.49%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(h)
600 613
HTA Group Ltd/Mauritius
6.75%, 04/01/2031
(h)
350 354
7.50%, 06/04/2029
(h)
375 384
7.50%, 06/04/2029 400 410
IHS Holding Ltd
7.88%, 05/29/2030
(h)
475 485
7.88%, 05/29/2030 400 408
IHS Mauritius NG Holdco Ltd
8.00%, 09/18/2027 292 292
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(h)
200 199
$ 3,145
Environmental Control - 0.04%
GFL Environmental Holdings US Inc
5.50%, 02/01/2034
(h)
57 53
5.63%, 07/01/2031
(h)
167 163
GFL Environmental Inc
4.38%, 08/15/2029
(h)
45 44
6.75%, 01/15/2031
(h)
19 19
$ 279
Food - 0.27%
Grupo Nutresa SA
7.88%, 10/21/2031
(h),(k),(l)
425 420
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
7.88%, 10/21/2031
(k),(l)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
8.00%, 05/12/2030
(h)
525 554
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
3.00%, 02/02/2029 35 33
5.50%, 01/15/2036 140 136
5.63%, 03/10/2037
(h)
331 322
5.95%, 04/20/2035 55 56
$ 1,718
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.05%
Abbott Laboratories
3.70%, 03/09/2029 $ 315 $ 308
Avantor Funding Inc
4.63%, 07/15/2028
(h)
25 25
$ 333
Healthcare - Services - 0.04%
Molina Healthcare Inc
3.88%, 05/15/2032
(h)
111 100
4.38%, 06/15/2028
(h)
65 64
6.50%, 02/15/2031
(h)
112 114
$ 278
Home Builders - 0.03%
Meritage Homes Corp
5.65%, 03/15/2035 133 132
Taylor Morrison Communities Inc
5.75%, 11/15/2032
(h)
55 56
$ 188
Home Equity Asset Backed Securities - 0.02%
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(h),(n)
18 18
8.84%, 02/25/2055
(h),(n)
100 100
$ 118
Insurance - 0.14%
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(h)
23 23
6.75%, 04/15/2028
(h)
22 22
7.00%, 01/15/2031
(h)
19 19
Brown & Brown Inc
5.55%, 06/23/2035 25 25
Corebridge Global Funding
4.80%, 05/29/2029
(h)
330 329
CRC Insurance Group LLC
7.13%, 06/01/2031
(h)
37 37
Ryan Specialty LLC
5.88%, 08/01/2032
(h)
13 13
SBL Holdings Inc
6.50%, 11/13/2026
(h),(k),(l)
291 264
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.62%
Stewart Information Services Corp
3.60%, 11/15/2031 210 184
$ 916
Internet - 0.46%
Amazon.com Inc
4.60%, 07/09/2029 333 331
Beignet Investor LLC
6.58%, 05/30/2049
(h)
622 596
Getty Images Inc
11.25%, 02/21/2030
(h)
1,110 816
14.00%, 03/01/2028
(h)
524 293
Go Daddy Operating Co LLC / GD Finance Co Inc
5.25%, 12/01/2027
(h)
60 60
Meta Platforms Inc
5.63%, 11/15/2055 93 77
6.30%, 05/15/2056 81 75
Ziff Davis Inc
4.63%, 10/15/2030
(h)
707 667
$ 2,915
Investment Companies - 0.04%
Antares Holdings LP
2.75%, 01/15/2027
(h)
254 252
Iron & Steel - 0.12%
Commercial Metals Co
5.75%, 11/15/2033
(h)
43 42
6.00%, 12/15/2035
(h)
49 49

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Fortescue Treasury Pty Ltd
4.38%, 04/01/2031
(h)
$ 39 $ 37
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(n),(o)
601 607
$ 735
Leisure Products & Services - 0.02%
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032
(h)
56 44
Royal Caribbean Cruises Ltd
5.55%, 01/20/2034 65 65
$ 109
Lodging - 0.07%
Gohl Capital Holdings Ltd
7.63%, 10/29/2031
(k),(l)
400 388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.71%
Hilton Domestic Operating Co Inc
5.50%, 03/31/2034
(h)
49 48
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(h)
30 30
$ 466
Machinery - Diversified - 0.01%
Esab Corp
5.63%, 04/01/2031
(h)
41 41
Media - 0.65%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(h)
292 272
4.75%, 03/01/2030
(h)
14 13
5.13%, 05/01/2027
(h)
90 90
CSC Holdings LLC
4.63%, 12/01/2030
(h)
235 50
5.38%, 02/01/2028
(h)
200 108
Directv Financing LLC
8.88%, 02/01/2030
(h)
25 25
8.88%, 02/01/2030
(h)
90 92
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(h)
132 140
Discovery Communications LLC
3.63%, 05/15/2030 5 5
6.35%, 06/01/2040 35 28
Discovery Global Holdings Inc
4.28%, 03/15/2032 135 123
DISH DBS Corp
5.25%, 12/01/2026
(h)
113 113
5.75%, 12/01/2028
(h)
345 340
EchoStar Corp
10.75%, 11/30/2029 1,497 1,618
Paramount Global
4.95%, 01/15/2031 60 56
7.88%, 07/30/2030 53 56
Space Exploration Technologies Corp
5.88%, 07/15/2036
(h)
651 613
6.65%, 07/15/2056
(h)
431 384
Time Warner Cable LLC
6.55%, 05/01/2037 30 29
$ 4,155
Mining - 0.66%
Glencore Funding LLC
6.50%, 10/06/2033
(h)
412 437
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(h)
975 981
Vedanta Resources Finance II PLC
7.00%, 07/13/2032
(h)
625 626
7.38%, 07/13/2034
(h)
425 426
Volcan Cia Minera SAA
8.50%, 10/28/2032 325 337
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
WE Soda Investments Holding PLC
9.38%, 02/14/2031 $ 450 $ 440
9.50%, 10/06/2028 400 405
9.50%, 10/06/2028
(h)
525 531
$ 4,183
Miscellaneous Manufacturers - 0.03%
Axon Enterprise Inc
6.13%, 03/15/2030
(h)
25 26
Textron Financial Corp
5.74%, 02/15/2067
(h)
170 155
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 181
Mortgage Backed Securities - 0.35%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 29 29
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 14 13
5.50%, 08/25/2034 13 12
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 12 12
Arixa Mortgage Trust 2026-RTL1
6.05%, 05/25/2031
(h),(n)
100 100
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 17 17
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 15 15
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 16 14
Banc of America Mortgage 2005-A Trust
4.74%, 02/25/2035
(n)
6 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(h),(n)
140 112
CAFL 2026-R1 Issuer LLC
6.77%, 03/25/2036
(h),(n)
93 92
CHL Mortgage Pass-Through Trust 2004-HYB4
4.88%, 09/20/2034
(n)
8 8
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 17 17
DSLA Mortgage Loan Trust 2005-AR5
4.42%, 09/19/2045 83 42
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055
(h),(n)
57 56
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 22 21
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.00%, 09/25/2034 57 46
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.58%, 08/25/2035
(n)
255 180
Lehman XS Trust Series 2006-2N
4.30%, 02/25/2046 42 38
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 10 10
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 7 7
6.00%, 06/25/2034 7 7
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 49 49
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.36%, 05/25/2036
(n)
1 1

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
MFA 2024-NPL1 Trust
6.33%, 09/25/2054
(h),(n)
$ 78 $ 78
MFA 2026-NPL1 LLC
0.00%, 08/25/2031
(d),(h),(n),(p)
165 165
NLT 2023-1 Trust
3.20%, 10/25/2062
(h),(n)
88 80
PRET 2025-NPL8 LLC
5.73%, 08/25/2055
(h),(n)
102 102
PRET 2026-NPL2 LLC
5.15%, 02/25/2056
(h),(n)
88 87
PRPM 2025-8 LLC
5.39%, 10/25/2030
(h),(n)
84 83
PRPM 2026-1 LLC
5.19%, 02/25/2031
(h),(n)
91 89
PRPM 2026-5 LLC
5.93%, 09/25/2031
(h),(n)
115 115
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030
(h),(n)
105 105
RCO IX Mortgage LLC 2026-2
5.76%, 05/25/2031
(h),(n)
102 102
RCO X Mortgage LLC 2026-1
5.54%, 03/25/2031
(h),(n)
91 91
RCO XI Mortgage LLC 2026-3
5.72%, 07/25/2031
(h),(n)
97 97
Structured Adjustable Rate Mortgage Loan Trust
4.09%, 07/25/2035 294 164
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
$ 2,262
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
5.55%, 08/22/2034 189 183
Oil & Gas - 1.82%
Azule Energy Finance Plc
8.13%, 01/23/2030
(h)
575 584
8.25%, 01/22/2031
(h)
400 406
Chord Energy Corp
6.00%, 10/01/2030
(h)
76 77
6.75%, 03/15/2033
(h)
7 7
Constellation Oil Services Holding SA
7.70%, 08/03/2033
(h)
250 252
Continental Resources Inc/OK
2.88%, 04/01/2032
(h)
135 118
5.75%, 01/15/2031
(h)
502 508
Crescent Energy Finance LLC
7.88%, 04/15/2032
(h)
55 57
Dangote Petroleum Refinery And Petrochemicals
Fze
7.50%, 07/16/2031 250 250
Energean Israel Finance Ltd
5.38%, 03/30/2028
(h)
575 571
5.38%, 03/30/2028
(h)
92 91
Energean PLC
5.63%, 05/12/2031
(h)
EUR 225 259
Kosmos Energy Ltd
7.50%, 03/01/2028 $ 200 200
Leviathan Bond Ltd
6.50%, 06/30/2027
(h)
775 776
6.50%, 06/30/2027
(h)
25 25
OGX Austria GmbH
0.00%, 06/01/2018
(d),(h)
600 —
0.00%, 04/01/2022
(d),(g)
1,100 —
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d),(h)
175 69
0.00%, 05/16/2024
(d)
3,895 1,542
0.00%, 11/15/2026
(d)
800 320
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
5.95%, 01/28/2031 $ 600 $ 593
6.50%, 06/02/2041 275 242
6.70%, 02/16/2032 850 854
6.75%, 09/21/2047 665 558
6.84%, 01/23/2030 765 787
6.95%, 01/28/2060 150 123
Puma International Financing SA
7.75%, 04/25/2029
(h)
525 540
SM Energy Co
6.75%, 08/01/2029
(h)
68 70
Sonangol Finance Ltd
10.00%, 01/29/2031
(h)
1,025 1,053
Sunoco LP
5.38%, 07/15/2031
(h)
4 4
5.63%, 03/15/2031
(h)
27 27
Uzbekneftegaz JSC
8.75%, 05/07/2030
(h)
475 509
Viper Energy Partners LLC
5.70%, 08/01/2035 129 129
$ 11,601
Oil & Gas Services - 0.10%
Yinson Boronia Production BV
8.95%, 07/31/2042 576 635
Other Asset Backed Securities - 1.61%
37 Capital Clo 4 Ltd
5.55%, 04/15/2035
(h)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(h)
11 10
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(h),(n)
675 581
Applebee's Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055
(h)
220 218
7.82%, 03/05/2053
(h)
150 150
Bain Capital Credit CLO 2020-1 Ltd
5.53%, 04/18/2033
(h)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(h)
53 55
Carval Clo X-C Ltd
5.53%, 07/20/2037
(h)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
CIFC Funding 2021-VI Ltd
4.88%, 07/15/2039
(h)
990 992
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.21%
CLIF Holdings LLC
6.72%, 12/20/2050
(h)
163 160
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(h)
48 46
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050
(h)
65 64
5.66%, 02/25/2050
(h)
65 65
DataBank Issuer II LLC
5.18%, 09/27/2055
(h)
65 63
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055
(h)
65 62
Ezee Fiber Funding LLC
5.99%, 08/20/2056
(h)
55 55
Foundation Finance Trust 2025-1
5.26%, 04/15/2050
(h)
81 81
6.09%, 04/15/2050
(h)
81 81
Global SC Finance X Ltd
7.85%, 09/20/2045
(h)
102 101

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Golub Capital Partners CLO 74 B Ltd
5.41%, 07/25/2037
(h)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.60%
Golub Capital Partners CLO 75B Ltd
5.59%, 07/25/2037
(h)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(h)
72 73
Goto Foods Funding LLC
6.85%, 04/30/2056
(h)
50 49
Jack in the Box Funding LLC
7.62%, 05/25/2056
(h)
140 139
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(h)
100 100
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(h)
32 33
Lendmark Funding Trust 2025-1
6.48%, 09/20/2034
(h)
130 131
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(h)
70 69
Madison Park Funding LIII Ltd
5.48%, 04/21/2035
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
5.98%, 04/18/2037
(h)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(h)
95 97
OCP CLO 2020-18 Ltd
4.95%, 07/21/2039
(h)
580 581
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.22%
OCP CLO 2024-32 Ltd
4.95%, 07/23/2039
(h)
700 701
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
OHA Credit Partners XI Ltd
5.43%, 07/20/2039
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.70%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(h)
100 102
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(h)
71 71
OWN Equipment Fund III LLC
6.49%, 03/27/2034
(h)
91 90
Palmer Square BDC CLO 1 Ltd
5.02%, 07/15/2039
(h)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
5.50%, 07/15/2039
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(h)
257 244
5.27%, 12/06/2055
(h)
50 49
QTS Issuer ABS II LLC
5.78%, 10/05/2055
(h)
55 52
7.14%, 07/05/2056
(h)
100 99
7.20%, 03/06/2056
(h)
145 143
Regional Management Issuance Trust 2025-2
5.36%, 11/16/2037
(h)
140 138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Rockford Tower 2024-2 Ltd
5.58%, 10/20/2037
(h)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
SEB Funding LLC
7.39%, 04/30/2054
(h)
69 70
SF Abs Issuer LLC
5.38%, 11/25/2055
(h)
45 43
5.87%, 11/25/2055
(h)
185 176
Shentel Issuer LLC
5.64%, 12/20/2055
(h)
90 90
Sixth Street CLO XV Ltd
5.78%, 10/24/2037
(h)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Subway Funding LLC
6.03%, 07/30/2054
(h)
211 212
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(h)
81 68
Sunrun Athena Issuer 2018-1 LLC
5.31%, 04/30/2049
(h)
70 67
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057
(h)
75 68
TICP CLO VI 2016-2 Ltd
5.20%, 07/01/2039
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.45%
Wellfleet CLO 2024-1 Ltd
5.34%, 03/31/2039
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Wise CLO 2026-2 Ltd
5.30%, 07/15/2039
(h)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.60%
$ 10,240
Packaging & Containers - 0.16%
Ball Corp
5.50%, 09/15/2033 181 179
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2030
(h)
858 857
$ 1,036
Pharmaceuticals - 0.44%
AbbVie Inc
3.78%, 03/03/2028 315 311
Bausch Health Cos Inc
4.88%, 06/01/2028
(h)
105 100
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(h)
1,350 1,349
Teva Pharmaceutical Finance Co LLC
6.15%, 02/01/2036 137 141
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 141
7.38%, 09/15/2029 110 140
7.88%, 09/15/2031 100 136
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 634 467
$ 2,785
Pipelines - 0.36%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 621 635
Golar LNG Ltd
7.50%, 10/02/2030
(h)
375 384
Green Palm Bidco Sarl
5.96%, 06/30/2041
(h)
300 294
Hess Midstream Operations LP
4.25%, 02/15/2030
(h)
53 51

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
5.60%, 08/15/2036
(h)
$ 32 $ 31
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 75 79
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030
(h)
23 24
6.50%, 01/15/2034
(h)
168 174
6.50%, 06/15/2034
(h)
43 45
7.50%, 05/01/2033
(h)
190 206
7.75%, 05/01/2035
(h)
56 62
Western Midstream Operating LP
5.50%, 12/15/2035 34 33
5.70%, 07/01/2036 133 131
6.15%, 04/01/2033 135 139
$ 2,288
Real Estate - 0.18%
Aldar Properties PJSC
5.88%, 04/14/2056
(h),(l)
400 371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
5.88%, 04/14/2056
(l)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
Kaisa Group Holdings Ltd
5.25%, PIK 6.25%; 12/28/2028
(h),(n),(o)
58 1
5.50%, PIK 6.00%; 12/28/2027
(h),(n),(o)
40 —
5.50%, PIK 6.50%; 12/28/2029
(h),(n),(o)
98 1
5.75%, PIK 6.75%; 12/28/2030
(h),(n),(o)
118 1
6.00%, PIK 7.00%; 12/28/2031
(h),(n),(o)
178 2
6.25%, PIK 7.25%; 12/28/2032
(h),(n),(o)
168 2
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(h)
350 355
6.75%, 11/10/2032 200 203
$ 1,122
Regional Authority - 0.25%
Province of Santa Fe
8.10%, 12/11/2034
(h)
375 374
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(n)
934 745
Provincia de Cordoba
8.60%, 02/03/2035
(h)
450 443
$ 1,562
REITs - 0.03%
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(n)
200 201
Retail - 0.08%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(h)
5 5
4.00%, 10/15/2030
(h)
325 307
Global Auto Holdings Ltd/AAG FH UK Ltd
11.50%, 08/15/2029
(h)
200 212
$ 524
Semiconductors - 0.04%
Broadcom Inc
3.14%, 11/15/2035 176 142
Entegris Inc
4.75%, 04/15/2029
(h)
61 60
NVIDIA Corp
4.95%, 06/15/2036 69 65
$ 267
Software - 0.23%
Atlassian Corp
5.50%, 05/15/2034 187 184
Fair Isaac Corp
6.00%, 05/15/2033
(h)
333 327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
OAK-Eagle Acquireco Inc
7.25%, 07/01/2033
(h)
$ 33 $ 34
Open Text Corp
3.88%, 02/15/2028
(h)
9 9
3.88%, 12/01/2029
(h)
184 172
6.90%, 12/01/2027
(h)
4 4
Open Text Holdings Inc
4.13%, 02/15/2030
(h)
3 3
Oracle Corp
3.95%, 03/25/2051 5 3
5.20%, 09/26/2035 245 220
5.70%, 02/04/2036 57 53
5.95%, 09/26/2055 134 106
6.00%, 08/03/2055 10 8
6.70%, 02/04/2056 228 201
6.85%, 02/04/2066 133 117
$ 1,441
Sovereign - 11.96%
Angolan Government International Bond
9.24%, 01/15/2031 246 258
9.38%, 03/31/2033
(h)
750 776
9.38%, 03/31/2033 200 207
Argentine Republic Government International Bond
0.75%, 07/09/2030
(n)
896 776
4.12%, 07/09/2035
(n)
450 340
Benin Sukuk SA
6.20%, 01/29/2033 200 194
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 5,283 1,009
9.76%, 01/01/2031 1,046 175
9.76%, 01/01/2033 6,250 991
9.76%, 01/01/2035 6,535 997
Brazilian Government International Bond
4.88%, 04/23/2033 EUR 300 341
Chile Government International Bond
3.10%, 01/22/2061 $ 402 235
3.24%, 02/06/2028 1,075 1,050
3.25%, 09/21/2071 200 117
Colombian TES
12.75%, 11/28/2040 COP 3,563,900 1,101
13.25%, 02/09/2033 5,182,000 1,646
Czech Republic Government Bond
3.60%, 06/03/2036 CZK 52,380 2,230
4.95%, 02/27/2037 28,190 1,333
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 $ 925 924
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
500 429
6.90%, 07/31/2035
(n)
346 316
Egypt Government Bond
22.42%, 01/06/2028 EGP 11,700 225
24.46%, 10/01/2027 17,300 333
25.32%, 08/13/2027 16,000 312
Egypt Government International Bond
5.80%, 09/30/2027 $ 200 200
Egypt Treasury Bills
20.25%, 10/27/2026
(q)
EGP 14,500 275
21.07%, 09/08/2026
(q)
10,500 206
21.36%, 01/12/2027
(q)
13,525 245
21.67%, 12/15/2026
(q)
15,850 292
21.76%, 12/08/2026
(q)
6,175 114
Ghana Government International Bond
0.00%, 01/03/2030
(d),(h)
$ 248 221
0.00%, 01/03/2030
(d)
412 366
5.00%, 07/03/2029
(h),(n)
581 575
5.00%, 07/03/2029 244 241

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government Bond
2.25%, 06/22/2034 HUF 51,500 $ 130
3.25%, 10/22/2031 7,470 21
4.50%, 03/23/2028 485,500 1,524
6.25%, 09/23/2037 162,600 542
7.00%, 10/24/2035 581,190 2,026
Hungary Government International Bond
4.25%, 05/21/2037 EUR 375 421
Japan Treasury Discount Bill
0.91%, 10/20/2026
(q)
JPY 310,000 1,938
0.94%, 12/21/2026
(q)
751,000 4,685
0.97%, 11/10/2026
(q)
676,800 4,228
0.99%, 02/22/2027
(q)
310,000 1,929
1.00%, 10/19/2026
(q)
125,000 781
1.00%, 01/20/2027
(q)
443,900 2,766
1.11%, 04/20/2027
(q)
385,000 2,390
1.18%, 07/20/2027
(q)
231,600 1,432
1.24%, 03/23/2027
(q)
502,000 3,120
1.25%, 05/20/2027
(q)
552,000 3,422
1.33%, 06/21/2027
(q)
627,000 3,882
Kyrgyz Republic International Bond
7.75%, 06/03/2030
(h)
$ 200 205
Malaysia Government Bond
3.48%, 07/02/2035 MYR 195 47
3.52%, 04/20/2028 349 87
4.05%, 04/18/2039 904 225
Mexican Bonos
8.00%, 07/31/2053 MXN 6,190 303
8.50%, 11/18/2038 30,280 1,646
Mexican Udibonos
2.75%, 11/27/2031 7,538 408
4.00%, 08/24/2034 5,709 323
Mexico Government International Bond
6.13%, 02/09/2038 $ 200 193
6.25%, 08/27/2037 250 245
Nigeria Government International Bond
6.13%, 09/28/2028 450 450
6.50%, 11/28/2027 200 202
7.14%, 02/23/2030 600 616
8.63%, 01/13/2036 200 217
Pakistan Government International Bond
6.88%, 12/05/2027 200 202
Peru Government Bond
7.60%, 08/12/2039
(h)
PEN 1,425 450
Peruvian Government International Bond
6.85%, 08/12/2035
(h)
4,570 1,408
6.90%, 08/12/2037 4,405 1,330
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 275 272
9.50%, 07/31/2031 350 355
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 5,852 1,406
5.00%, 10/25/2035 2,695 674
Republic of Poland Government International Bond
5.50%, 03/18/2054 $ 192 171
Republic of South Africa Government Bond
8.50%, 01/31/2037 ZAR 11,500 697
8.75%, 01/31/2044 17,402 1,025
9.00%, 01/31/2040 3,151 192
9.88%, 03/31/2039 10,532 687
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 $ 200 185
3.90%, 10/19/2031 230 211
Romania Government Bond
6.70%, 02/25/2032 RON 2,400 525
6.85%, 07/29/2030 2,850 633
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Romanian Government International Bond
5.63%, 05/30/2037 EUR 1,375 $ 1,527
5.75%, 07/04/2036 $ 312 293
Turkiye Government Bond
32.69%, 02/10/2027 TRY 3,962 81
36.88%, 10/13/2027 5,265 109
Ukraine Government International Bond
4.00%, 02/01/2032
(h),(n)
$ 344 282
4.00%, 02/01/2032
(n)
965 792
4.50%, 02/01/2034
(h),(n)
169 116
4.50%, 02/01/2034
(n)
1,691 1,158
Uruguay Government International Bond
8.00%, 10/29/2035 UYU 2,175 55
9.75%, 07/20/2033 1,329 36
Venezuela Government International Bond
0.00%, 05/07/2023
(d)
$ 1,800 909
0.00%, 01/13/2034
(d)
125 63
Zambia Government International Bond
5.75%, 06/30/2033
(n)
900 883
$ 76,181
Student Loan Asset Backed Securities - 0.14%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(h)
36 34
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(h)
38 37
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(h)
181 177
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(h)
100 86
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(h)
100 89
SLM Private Credit Student Loan Trust 2003-A
6.35%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
6.37%, 03/15/2033 150 150
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(h)
100 98
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(h)
160 143
$ 864
Supranational Bank - 0.34%
Africa Finance Corp
7.50%, 01/21/2030
(h),(k),(l)
450 455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
African Export-Import Bank/The
6.25%, 01/23/2032
(h)
475 474
Asian Development Bank
10.00%, 01/26/2028 COP 17,000 5
12.50%, 08/10/2028 471,000 145
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 $ 600 599
European Bank for Reconstruction & Development
15.00%, 06/22/2027 KZT 10,000 21
15.00%, 06/11/2028 10,000 21
International Bank for Reconstruction &
Development
14.50%, 01/14/2028 20,000 43
14.75%, 07/14/2027 10,000 21
International Finance Corp
11.45%, 02/12/2028 COP 180,000 55
14.50%, 07/14/2027 KZT 23,800 52
14.50%, 07/30/2027 37,500 82
14.50%, 08/06/2027 31,200 68
14.75%, 11/19/2027 40,000 86

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Finance Corp (continued)
15.00%, 05/05/2027 KZT 6,900 $ 15
$ 2,142
Telecommunications - 0.73%
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(h)
$ 275 277
7.25%, 07/11/2030 200 202
Beacon Point DC LLC
6.13%, 11/30/2042
(h)
140 133
DB Terra Chile HoldCo SpA
7.95%, 04/20/2031
(h)
275 274
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(h)
900 938
Flash Compute LLC
7.25%, 12/31/2030
(h)
111 112
HUT 8 DC LLC
6.19%, 11/15/2042
(h)
156 152
Sopaipilla Investor LLC
7.53%, 11/30/2048
(h)
180 184
Telecom Argentina SA
9.50%, 07/18/2031 250 269
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(h)
250 249
7.00%, 10/28/2029 200 199
7.25%, 05/18/2031
(h)
450 445
Veon Midco BV
6.95%, 06/01/2031
(h)
525 524
7.45%, 06/01/2033
(h)
725 725
$ 4,683
Transportation - 0.31%
Transnet/South Africa
8.25%, 02/06/2028 1,100 1,137
Yinson Bergenia Production BV
8.50%, 01/31/2045
(h)
195 209
8.50%, 01/31/2045 585 628
$ 1,974
TOTAL BONDS $ 171,560
CONVERTIBLE BONDS - 0.08%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.00%
Arrowhead Pharmaceuticals Inc
0.00%, 01/15/2032
(d)
$ 3 $ 4
Halozyme Therapeutics Inc
0.88%, 11/15/2032
(h)
6 8
Ligand Pharmaceuticals Inc
0.75%, 10/01/2030 7 11
$ 23
Computers - 0.01%
Lumentum Holdings Inc
0.38%, 03/15/2032
(h)
2 10
Rubrik Inc
0.00%, 06/15/2030
(d)
12 13
Western Digital Corp
3.00%, 11/15/2028 1 12
$ 35
Consumer Products - 0.00%
Spectrum Brands Inc
3.38%, 06/01/2029 12 12
Electric - 0.01%
Evergy Inc
4.50%, 12/15/2027 8 11
FirstEnergy Corp
3.88%, 01/15/2031 6 6
Pinnacle West Capital Corp
4.75%, 06/15/2027 8 9
$ 26
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.00%
Fluor Corp
1.13%, 08/15/2029 $ 6 $ 8
Granite Construction Inc
3.25%, 06/15/2030 5 8
$ 16
Environmental Control - 0.00%
Tetra Tech Inc
2.25%, 08/15/2028 6 7
Food - 0.00%
Post Holdings Inc
2.50%, 08/15/2027 6 6
Gas - 0.00%
UGI Corp
5.00%, 06/01/2028 3 4
Healthcare - Products - 0.00%
Haemonetics Corp
2.50%, 06/01/2029 6 7
Internet - 0.02%
DoorDash Inc
0.00%, 05/15/2030
(d)
6 7
Etsy Inc
1.00%, 06/15/2030 11 13
Lyft Inc
0.00%, 09/15/2030
(d),(h)
9 9
Uber Technologies Inc
0.88%, 12/01/2028 72 88
$ 117
Machinery - Construction & Mining - 0.00%
Bloom Energy Corp
0.00%, 11/15/2030
(d),(h)
3 4
Media - 0.01%
EchoStar Corp
3.88%, PIK 3.88%; 11/30/2030
(n),(o)
24 65
Sirius XM Holdings Inc
3.75%, 03/15/2028 4 4
$ 69
Mining - 0.00%
B2Gold Corp
2.75%, 02/01/2030
(h)
7 13
Pharmaceuticals - 0.00%
Indivior Pharmaceuticals Inc
0.63%, 03/15/2031
(h)
7 7
Zoetis Inc
0.25%, 06/15/2029
(h)
5 5
$ 12
Real Estate - 0.00%
Compass Inc
0.25%, 04/15/2031
(h)
6 6
Kaisa Group Holdings Ltd
0.00%, 12/31/2026
(d),(h)
34 —
0.00%, 12/31/2027
(d),(h)
42 —
0.00%, 12/31/2028
(d),(h)
68 —
0.00%, 12/31/2029
(d),(h)
68 —
0.00%, 12/31/2030
(d),(h)
85 —
0.00%, 12/31/2031
(d),(h)
85 —
0.00%, 12/31/2032
(d),(h)
160 1
Sunac China Holdings Ltd
0.00%, 06/23/2028
(d),(h)
74 10
$ 17
REITs - 0.00%
Federal Realty OP LP
3.25%, 01/15/2029
(h)
7 7
Retail - 0.01%
Burlington Stores Inc
1.25%, 12/15/2027 7 9
Cheesecake Factory Inc/The
2.00%, 03/15/2030 8 13

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Freshpet Inc
3.00%, 04/01/2028 $ 3 $ 4
$ 26
Semiconductors - 0.01%
Amkor Technology Inc
0.00%, 07/15/2031
(d),(h)
4 4
Microchip Technology Inc
0.00%, 02/15/2030
(d),(h)
5 5
MKS Inc
1.25%, 06/01/2030 4 7
Nova Ltd
0.00%, 09/15/2030
(d),(h)
4 5
Onto Innovation Inc
0.00%, 06/01/2031
(d),(h)
6 7
SiTime Corp
0.00%, 06/15/2031
(d)
9 9
$ 37
Software - 0.01%
Cloudflare Inc
0.00%, 06/15/2030
(d)
6 9
Datadog Inc
0.00%, 12/01/2029
(d)
6 8
Guidewire Software Inc
1.25%, 11/01/2029 6 7
Nutanix Inc
0.50%, 12/15/2029 11 12
Snowflake Inc
0.00%, 10/01/2029
(d)
9 20
Unity Software Inc
0.00%, 03/15/2030
(d)
3 4
$ 60
Telecommunications - 0.00%
Ciena Corp
0.00%, 09/15/2031
(d),(h)
10 10
InterDigital Inc
3.50%, 06/01/2027 1 4
$ 14
Transportation - 0.00%
Knight-Swift Transportation Holdings Inc
1.00%, 11/15/2031
(h)
6 6
TOTAL CONVERTIBLE BONDS $ 518
SENIOR FLOATING RATE INTERESTS
- 1.41%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.00%
TransDigm Inc ; Term Loan N
6.23%, 02/10/2033 29 29
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Airlines - 0.02%
AAdvantage Loyalty IP Ltd ; Term Loan B
5.98%, 04/20/2028 121 121
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Automobile Manufacturers - 0.01%
Allison Transmission Inc ; Term Loan B
5.39%, 11/05/2032 81 81
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Automobile Parts & Equipment - 0.00%
First Brands Group LLC ; Term Loan B
0.00%, 03/30/2027
(d)
15 —
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
0.00%, 03/30/2027
(d)
22 —
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
First Brands Group LLC ; DIP PIK Term Loan
0.00%, PIK 0.00%; 06/29/2027
(d),(o)
$ 15 $ 2
CME Term Secured Overnight Financing
Rate 1 Month + 1.55%
0.00%, PIK 0.00%; 06/29/2027
(d),(o)
43 —
CME Term Secured Overnight Financing
Rate 1 Month + 9.00%
$ 2
Biotechnology - 0.03%
BioMarin Pharmaceutical Inc ; Term Loan B
5.43%, 04/27/2033 206 206
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Building Materials - 0.07%
OEP Glass Purchaser LLC ; Term Loan B
7.73%, 03/07/2033 122 121
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Quikrete Holdings Inc ; Term Loan B1
0.00%, 04/14/2031
(r)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Tamko Building Products LLC ; Term Loan B
6.43%-6.72%, 09/20/2030 40 38
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%, CME Term Secured
Overnight Financing Rate 6 Month + 2.75%
6.73%-6.82%, 09/20/2030 166 158
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 428
Chemicals - 0.05%
Chemours Co/The ; Term Loan B3
5.65%, 08/18/2028 EUR 123 142
1 Month Euro Interbank Offered Rate +
3.25%
SCIL USA Holdings LLC ; Term Loan B2
0.00%, 11/08/2032
(r)
$ 82 82
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Solstice Advanced Materials Inc ; Term Loan B
5.57%, 10/29/2032 93 93
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 317
Commercial Services - 0.11%
Carrix Inc ; Term Loan B
5.81%, 07/15/2033 102 102
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Carrix Inc ; Delayed Draw Term Loan DD
0.00%, 07/15/2033
(r)
21 21
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Catawba Nation Gaming Authority ; Term Loan B
0.00%, 03/29/2032
(r)
81 82
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Cimpress USA Inc
6.23%, 06/03/2033 81 82
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Jupiter Buyer Inc ; Term Loan B
7.73%, 10/10/2031 141 141
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Trans Union LLC ; Term Loan B8
5.48%, 06/24/2031 $ 237 $ 237
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
United Rentals North America Inc ; Term Loan B
5.24%, 02/14/2031 25 25
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
$ 690
Computers - 0.03%
CACI International Inc ; Term Loan B2
5.48%, 02/25/2033 63 63
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Imprivata Inc ; Term Loan B
7.48%, 11/30/2029 141 142
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 205
Distribution & Wholesale - 0.02%
Core & Main LP ; Term Loan F
5.51%, 06/24/2033 19 19
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Core & Main LP ; Term Loan B
0.00%, 02/09/2031
(r)
111 111
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 130
Diversified Financial Services - 0.08%
Azorra Soar Tlb Finance Ltd ; Term Loan B
6.17%, 10/18/2029 141 142
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Edelman Financial Engines Center LLC/The ; Term
Loan
7.73%, 11/28/2031 89 89
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Focus Financial Partners LLC ; Term Loan C
6.23%, 09/15/2031 143 141
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Hudson River Trading LLC ; Term Loan B2
6.16%, 03/18/2030 104 104
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 476
Electric - 0.06%
NRG Energy Inc ; Term Loan B
5.49%, 04/16/2031 261 261
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Talen Energy Supply LLC ; Term Loan B
5.48%, 12/15/2031 100 99
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 360
Electronics - 0.02%
Ingram Micro Inc ; Term Loan B2
5.93%, 09/19/2031 141 142
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.06%
Asplundh Tree Expert LLC ; Term Loan B
5.49%, 05/23/2031 $ 125 $ 124
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Construction Partners Inc ; Term Loan B
5.75%, 11/03/2031 141 142
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Michael Baker International LLC ; Term Loan B
7.82%, 12/01/2028 82 82
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 348
Entertainment - 0.09%
DraftKings Crown Holdings Inc
5.39%, 03/04/2032 80 79
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
EOC Borrower LLC ; Term Loan B
6.48%, 03/24/2032 141 142
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Flutter Financing BV ; Term Loan B
5.48%, 11/30/2030 88 85
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
5.73%, 06/04/2032 262 257
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Light & Wonder International Inc ; Term Loan B3
5.65%, 04/16/2029 6 6
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 569
Environmental Control - 0.01%
Clean Harbors Inc ; Term Loan B
5.23%, 09/24/2032 80 80
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
Food Service - 0.02%
Aramark Services Inc ; Term Loan B9
5.48%, 04/06/2028 13 13
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Aramark Services Inc ; Term Loan B10
5.48%, 06/22/2030 100 101
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 114
Healthcare - Products - 0.12%
Bausch + Lomb Corp ; Term Loan B
7.48%, 01/15/2031 149 150
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
ICU Medical Inc ; Term Loan B
0.00%, 12/15/2028
(r)
141 141
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Medline Borrower LP ; Term Loan B
5.23%, 05/16/2033 454 453
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
$ 744
Healthcare - Services - 0.03%
DaVita Inc ; Term Loan B2
5.48%, 05/09/2031 185 185
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.08%
Amynta Agency Borrower Inc ; Term Loan B
6.23%, 12/29/2031 $ 110 $ 109
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Ardonagh Group Finco Pty Ltd ; Term Loan B
6.73%-6.83%, 02/15/2031 240 238
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%, CME Term Secured
Overnight Financing Rate 6 Month + 3.00%
Baldwin Insurance Group Holdings LLC/The ; Term
Loan B2
6.15%, 05/26/2031 4 4
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CRC Insurance Group LLC ; Term Loan B
6.49%, 05/06/2031 46 45
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Lockton Inc ; Term Loan B
5.82%, 04/22/2033 110 110
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ryan Specialty LLC ; Term Loan B
5.73%, 09/13/2031 28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 534
Leisure Products & Services - 0.03%
Bombardier Produits Recreatifs Inc ; Term Loan B3
5.80%, 12/13/2029 111 111
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Recess Holdings Inc ; Term Loan B
7.56%, 02/20/2030 82 82
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 193
Machinery - Construction & Mining - 0.03%
Terex Corp ; Term Loan
5.48%, 10/08/2031 179 179
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Media - 0.05%
Directv Financing LLC ; Term Loan B
8.32%, 08/02/2029 4 4
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Discovery Global Holdings Inc ; Term Loan B
6.23%, 05/27/2033 331 331
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 335
Metal Fabrication & Hardware - 0.03%
Advanced Drainage Systems Inc ; Term Loan B
5.33%, 02/11/2033 118 119
CME Term Secured Overnight Financing
Rate 1 Month + 1.63%
Worthington Steel Inc
7.73%, 06/01/2033 58 58
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 177
Mining - 0.03%
Novelis Holdings Inc ; Term Loan B
5.48%, 02/25/2032 199 199
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 0.02%
Delek US Holdings Inc ; Term Loan B
0.00%, 05/17/2032
(r)
$ 141 $ 142
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Pipelines - 0.02%
WhiteWater Matterhorn Holdings LLC ; Term Loan
B1
5.50%, 06/16/2032 136 135
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Retail - 0.10%
Great Outdoors Group LLC ; Term Loan B3
6.98%, 01/23/2032 141 141
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PetSmart LLC ; Term Loan B
7.69%, 08/18/2032 179 180
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
QXO Building Products Inc ; Term Loan B
5.73%, 07/01/2033 167 167
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Tory Burch LLC ; Term Loan B
7.73%, 04/18/2031 148 149
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 637
Semiconductors - 0.02%
Gryphon Acquire NewCo LLC ; Term Loan B
0.00%, 09/10/2032
(r)
141 141
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Software - 0.17%
CoreWeave Financing DDTL V LLC ; Delayed Draw
Term Loan DD-CapEx
8.14%, 11/06/2031 147 149
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
CoreWeave Financing DDTL V-V LLC ; Delayed
Draw Term Loan DD
9.15%, 09/01/2031 14 14
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Cyberswift BV
0.00%, 10/08/2032
(r)
141 141
Darktrace Finco US LLC ; Term Loan B
6.98%, 10/09/2031 28 26
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Dayforce Bidco LLC ; Term Loan B
6.82%, 02/04/2033 271 261
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
OAK-Eagle Acquireco Inc ; Term Loan B
7.25%, 08/04/2033 234 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Open Text Corp ; Term Loan B
5.48%, 01/31/2030 32 32
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Trio BidCo Inc.
0.00%, 10/29/2032
(r)
1 1
7.72%, 10/29/2032 34 34
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc ; Term Loan B
6.07%, 02/10/2031 $ 193 $ 188
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 1,082
TOTAL SENIOR FLOATING RATE INTERESTS $ 8,981
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.17%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.42%
0.50%, 10/31/2027 $ 692 $ 663
0.63%, 05/15/2030
(s)
3,895 3,390
1.25%, 04/30/2028 695 661
2.75%, 04/30/2027 664 658
3.50%, 01/31/2028 658 651
3.88%, 07/31/2027 651 649
3.88%, 07/15/2028 666 661
4.13%, 10/31/2026 654 654
4.13%, 01/31/2027 648 648
5.00%, 05/15/2056 443 427
$ 9,062
U.S. Treasury Bill - 6.75%
3.61%, 09/03/2026
(q)
1,328 1,328
3.63%, 04/15/2027
(q)
12,000 11,709
3.63%, 05/13/2027
(q),(t)
13,200 12,841
3.68%, 09/24/2026
(q)
904 902
3.70%, 10/08/2026
(q)
1,054 1,050
3.70%, 11/27/2026
(q)
3,586 3,553
3.87%, 07/08/2027
(q)
12,000 11,593
$ 42,976
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 52,038
TOTAL PURCHASED OPTIONS - 0.04% $ 285
Total Investments $ 611,228
Other Assets and Liabilities -  4.07% 25,936
TOTAL NET ASSETS - 100.00% $ 637,164
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $71,747 or 11.26% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$7,450 or 1.17% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $63,427 or 9.95% of net assets.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $48. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $5,411 or 0.85% of net assets.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Security purchased on a when-issued basis.
(q) Rate shown is the discount rate of the original purchase.
(r) This Senior Floating Rate Note will settle after August 31, 2026, at which time the interest rate will be determined.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$305 or 0.05% of net assets.
(t) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $2,773 or 0.44% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 76,101 $ 728,799 $ 687,741 $ 117,159
$ 76,101 $ 728,799 $ 687,741 $ 117,159
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 3,738 $ — $ — $ —
$ 3,738 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Aptiv PLC N/A 270 $ 27 $ 47.50 09/18/2026 $ 35 $ 93 $ 58
Put - Barrick Mining Corp N/A 169 17 $ 35.00 09/18/2026 23 — (23)
Put - Barrick Mining Corp N/A 204 20 $ 32.00 09/18/2026 24 — (24)
Put - Comcast Corp N/A 330 33 $ 21.00 10/16/2026 3 1 (2)
Put - Comcast Corp N/A 216 22 $ 19.00 09/18/2026 5 — (5)
Put - Element Solutions Inc N/A 286 29 $ 30.00 11/20/2026 37 29 (8)
Put - Honeywell International Inc N/A 105 11 $ 200.00 09/18/2026 67 131 64
Put - Kraft Heinz Co/The N/A 75 8 $ 22.50 10/16/2026 2 1 (1)
Put - L3Harris Technologies Inc N/A 40 4 $ 250.00 09/18/2026 9 4 (5)
Put - Madison Square Garden Sports
Corp
N/A 50 5 $ 330.00 11/20/2026 14 26 12
Put - Siemens AG N/A 42 EUR 4 EUR 220.00 09/18/2026 11 — (11)
Put - Siemens AG N/A 10 1 EUR 220.00 10/16/2026 1 — (1)
Total $ 231 $ 285 $ 54
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Aptiv PLC N/A 270 $ 27 $ 52.50 09/18/2026 $ (31) $ (4) $ 27
Call - Barrick Mining Corp N/A 86 9 $ 39.00 09/18/2026 (40) (52) (12)
Call - Barrick Mining Corp N/A 83 8 $ 40.00 09/18/2026 (45) (42) 3
Call - Bristol-Myers Squibb Co N/A 1 — $ 72.50 10/16/2026 — — —
Call - Caesars Entertainment Inc N/A 470 47 $ 30.00 09/18/2026 (16) (7) 9
Call - Comcast Corp N/A 330 33 $ 24.00 10/16/2026 (104) (96) 8
Call - Comcast Corp N/A 216 22 $ 22.50 09/18/2026 (43) (90) (47)
Call - Comcast Corp N/A 2 — $ 29.00 10/16/2026 — — —
Call - Element Solutions Inc N/A 286 29 $ 35.00 11/20/2026 (100) (100) —
Call - Element Solutions Inc N/A 19 2 $ 35.00 09/18/2026 (4) (3) 1
Call - Honeywell International Inc N/A 105 11 $ 230.00 09/18/2026 (126) — 126
Call - Kinross Gold Corp N/A 1 — $ 36.00 10/16/2026 — — —
Call - Kraft Heinz Co/The N/A 75 8 $ 25.00 10/16/2026 (9) (9) —
Call - L3Harris Technologies Inc N/A 40 4 $ 280.00 09/18/2026 (81) (5) 76
Call - Madison Square Garden Sports
Corp
N/A 50 5 $ 370.00 11/20/2026 (238) (160) 78
Call - Roku Inc N/A 14 1 $ 140.00 09/18/2026 (12) (24) (12)
Call - Roku Inc N/A 15 2 $ 135.00 09/18/2026 (14) (33) (19)
Call - S&P 500 Index Weekly N/A 4 — $ 7,765.00 09/08/2026 (4) (5) (1)
Call - S&P 500 Index Weekly N/A 4 — $ 7,810.00 09/04/2026 (7) (1) 6
Call - S&P 500 Index Weekly N/A 4 — $ 7,810.00 09/09/2026 (7) (3) 4
Call - S&P 500 Index Weekly N/A 4 — $ 7,875.00 09/21/2026 (10) (7) 3
Call - S&P 500 Index Weekly N/A 4 — $ 7,925.00 09/16/2026 (10) (2) 8
Call - S&P 500 Index Weekly N/A 4 — $ 7,810.00 09/14/2026 (5) (6) (1)
Call - S&P 500 Index Weekly N/A 4 — $ 7,920.00 09/25/2026 (10) (6) 4
Call - Siemens AG N/A 10 EUR 1 EUR 260.00 10/16/2026 (25) (33) (8)
Call - Siemens AG N/A 42 4 EUR 260.00 09/18/2026 (122) (126) (4)
Put - S&P 500 Index Weekly N/A 4 $ — $ 7,575.00 09/08/2026 (6) (5) 1
Put - S&P 500 Index Weekly N/A 4 — $ 7,500.00 09/08/2026 (14) (2) 12
Put - S&P 500 Index Weekly N/A 4 — $ 7,560.00 09/02/2026 (7) (1) 6
Put - S&P 500 Index Weekly N/A 4 — $ 7,540.00 09/11/2026 (14) (7) 7
Put - S&P 500 Index Weekly N/A 4 — $ 7,480.00 09/25/2026 (14) (15) (1)
Put - S&P 500 Index Weekly N/A 4 — $ 7,425.00 09/21/2026 (17) (9) 8
Put - S&P 500 Index Weekly N/A 4 — $ 7,665.00 09/04/2026 (5) (10) (5)
Put - S&P 500 Index Weekly N/A 4 — $ 7,475.00 09/16/2026 (15) (8) 7
Put - S&P 500 Index Weekly N/A 4 — $ 7,520.00 09/09/2026 (9) (4) 5
Put - S&P 500 Index Weekly N/A 4 — $ 7,525.00 09/14/2026 (8) (7) 1
Put - S&P 500 Index Weekly N/A 4 — $ 7,510.00 09/04/2026 (9) (1) 8
Total $ (1,181) $ (883) $ 298
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month Secured Overnight Financing Rate; January 2027 Short 9 $ 3,599 $ 6
3 Month Secured Overnight Financing Rate; December 2027 Short 223 53,389 135
3 Month Secured Overnight Financing Rate; June 2027 Short 76 18,188 33
3 Month Sterling Overnight Index Average; December 2027 Long 4 1,295 (2)
3 Month Sterling Overnight Index Average; June 2027 Short 13 4,210 5
3 Month Swiss Average Rate Overnight; June 2027 Long 1 309 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
30 Day Federal Funds; July 2027 Short 1 $ 399 $ —
ASX 90 Day Bank Bill; December 2026 Short 7 4,958 11
ASX 90 Day Bank Bill; June 2027 Short 2 1,417 1
ASX 90 Day Bank Bill; September 2027 Short 5 3,542 2
AUD/USD; September 2026 Long 36 2,579 61
Australia 10 Year Bond; September 2026 Short 30 2,301 23
Australia 3 Year Bond; September 2026 Short 86 6,392 30
Brazilian Real; October 2026 Long 1 19 —
Brent Crude Oil; January 2027
(a)
Long 2 49 —
Brent Crude; December 2026
(a)
Long 5 442 24
Brent Crude; January 2027
(a)
Long 3 258 (1)
Brent Crude; November 2026
(a)
Long 21 1,900 67
CAC40 Index; September 2026 Long 37 3,587 (72)
Canada 10 Year Bond; December 2026 Short 39 3,298 17
Canada 10 Year Bond; December 2026 Long 24 2,029 (14)
Canada 2 Year Bond; December 2026 Long 5 378 —
Canadian Dollars; September 2026 Short 2 144 (1)
Canola; January 2027
(a)
Long 13 154 2
Canola; November 2026
(a)
Long 72 845 15
CME Ether;September 2026
(a)
Long 1 125 1
CME Micro Ether; September 2026
(a)
Long 13 3 —
Cocoa; December 2026
(a)
Long 4 264 46
Cocoa; December 2026
(a)
Long 8 541 82
Cocoa; March 2027
(a)
Long 3 207 24
Cocoa; March 2027
(a)
Long 2 135 25
Cocoa; May 2027
(a)
Long 3 202 30
Coffee 'C'; December 2026
(a)
Long 6 701 (8)
Coffee 'C'; March 2027
(a)
Long 1 112 (4)
Copper; December 2026
(a)
Long 8 1,337 1
Corn; December 2026
(a)
Short 14 376 (54)
Corn; December 2026
(a)
Long 29 780 58
Corn; March 2027
(a)
Long 11 304 24
Corn; May 2027
(a)
Long 7 195 14
Cotton No.2; December 2026
(a)
Long 14 652 74
Cotton No.2; March 2027
(a)
Long 5 238 40
Crude Palm Oil; December 2026
(a)
Long 4 124 3
Crude Palm Oil; January 2027
(a)
Long 6 189 5
Crude Palm Oil; November 2026
(a)
Long 7 213 4
Crude Palm Oil; October 2026
(a)
Long 3 89 1
DAX Index; September 2026 Long 9 6,880 40
DJ Euro Stoxx 50; September 2026 Long 99 7,402 55
Dollar Index; September 2026 Short 1 99 —
Dubai 1st Line; October 2026
(a)
Long 1 85 10
ECX Emission; December 2026
(a)
Long 3 290 3
ECX Emission; December 2027
(a)
Long 1 100 4
E-Mini Crude Oil; October 2026
(a)
Long 4 172 9
E-Mini DJIA Index; September 2026 Long 26 6,921 53
eMini MSCI EAFE; September 2026 Long 6 969 3
eMini MSCI Emerging Markets; September 2026 Long 3 257 (1)
E-Mini Natural Gas; October 2026
(a)
Short 1 7 —
E-Mini S&P Real Estate; September 2026 Long 1 54 (1)
EUR/GBP; September 2026 Short 1 145 —
EUR/USD; September 2026 Long 2 291 (1)
Euribor; December 2027 Short 113 31,803 71
Euribor; June 2027 Short 7 1,970 4
Euribor; June 2028 Short 31 8,727 29
Euribor; June 2029 Short 12 3,378 9
Euribor; March 2027 Short 28 7,889 34
Euribor; September 2027 Short 44 12,382 17
Euribor; September 2028 Short 16 4,504 12
Euribor; September 2029 Short 5 1,407 3
Euro Bond 10 Year Bond; September 2026 Short 70 10,022 71
Euro Buxl 30 Year Bond; September 2026 Short 12 1,445 53
Euro Milling Wheat; December 2026
(a)
Long 66 940 31
Euro Milling Wheat; March 2027
(a)
Long 31 442 13
Euro Milling Wheat; May 2027
(a)
Long 5 72 1
Euro Schatz; September 2026 Short 317 38,771 66
Euro Stoxx Bank; September 2026 Long 14 258 18
Euro-Bobl 5 Year; September 2026 Short 89 11,712 63
Euro-Bobl 5 Year; September 2026 Long 88 11,581 (158)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro-BTP; September 2026 Short 26 $ 3,478 $ 36
Euro-Oat; September 2026 Short 18 2,420 29
Feeder Cattle; October 2026
(a)
Short 1 159 —
FTSE China A50 Index; September 2026 Short 1 15 —
FTSE KLCI Index; September 2026 Long 3 63 (1)
FTSE Taiwan Index; September 2026 Long 3 481 14
FTSE/JSE Top 40; September 2026 Long 2 135 (1)
FTSE/MIB Index; September 2026 Long 5 1,530 (6)
FTSE100 Index; September 2026 Long 63 9,250 103
Gasoline RBOB; December 2026
(a)
Long 2 229 13
Gasoline RBOB; January 2027
(a)
Long 1 111 2
Gasoline RBOB; October 2026
(a)
Long 18 2,326 130
GBP/USD; September 2026 Short 2 169 —
Gold 100 oz; December 2026
(a)
Long 4 1,793 (77)
Gold 100 oz; December 2026
(a)
Short 1 448 (9)
Gold; April 2027
(a)
Short 1 146 (8)
Gold; June 2027
(a)
Long 1 146 (1)
Hang Seng Index; September 2026 Long 10 1,624 (11)
HSCEI China Index; September 2026 Short 1 54 1
IBEX Mini Index; September 2026 Long 2 46 —
IFSC Nifty 50; September 2026 Short 13 630 3
INR/USD; September 2026 Short 1 21 —
Japan 10 Year Bond TSE; September 2026 Short 17 13,405 136
Japan Topix Index; September 2026 Long 17 4,434 167
Japanese Yen; September 2026 Short 1 78 —
KC HRW Wheat; December 2026
(a)
Long 23 963 113
KC HRW Wheat; March 2027
(a)
Long 6 255 27
Korea 10 Year Bond; September 2026 Short 30 2,315 26
Korea 3 Year Bond; September 2026 Short 114 8,599 (11)
KOSPI 200 Index; September 2026 Short 1 195 —
Lean Hogs; December 2026
(a)
Short 5 148 (1)
Lean Hogs; February 2027
(a)
Short 4 122 —
Lean Hogs; October 2026
(a)
Short 33 1,105 (12)
Live Cattle; December 2026
(a)
Short 9 772 10
Live Cattle; February 2027
(a)
Short 3 260 4
Live Cattle; October 2026
(a)
Short 5 425 12
LME Copper; December 2026
(a)
Long 8 2,857 49
LME Copper; October 2026
(a)
Short — — 12
LME Copper; October 2026
(a)
Short — — (12)
LME Copper; September 2026
(a)
Short — — (16)
LME Copper; September 2026
(a)
Short — — 37
LME Copper; September 2026
(a)
Short — — (5)
LME Lead; November 2026
(a)
Short 11 524 (6)
LME Lead; October 2026
(a)
Short — — —
LME Lead; October 2026
(a)
Short — — —
LME Lead; October 2026
(a)
Short — — 1
LME Lead; October 2026
(a)
Short — — —
LME Lead; September 2026
(a)
Short — — (6)
LME Lead; September 2026
(a)
Short — — 6
LME Lead; September 2026
(a)
Short — — 1
LME Lead; September 2026
(a)
Short — — (9)
LME Lead; September 2026
(a)
Short — — 1
LME Lead; September 2026
(a)
Short — — (4)
LME Lead; September 2026
(a)
Short — — —
LME Lead; September 2026
(a)
Short — — 2
LME Lead; September 2026
(a)
Short — — 1
LME Lead; September 2026
(a)
Short — — 2
LME Nickel; November 2026
(a)
Short — — 2
LME Nickel; November 2026
(a)
Short — — (1)
LME Nickel; November 2026
(a)
Long 3 303 (5)
LME Nickel; November 2026
(a)
Short 2 202 1
LME Nickel; October 2026
(a)
Short — — (5)
LME Nickel; October 2026
(a)
Short — — (1)
LME Nickel; October 2026
(a)
Short — — (4)
LME Nickel; October 2026
(a)
Short — — 1
LME Nickel; October 2026
(a)
Short — — (4)
LME Nickel; October 2026
(a)
Short — — (3)
LME Nickel; October 2026
(a)
Short — — 1
LME Nickel; September 2026
(a)
Short — — (3)
LME Nickel; September 2026
(a)
Short — — 4

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Nickel; September 2026
(a)
Short — $ — $ 1
LME Nickel; September 2026
(a)
Short — — 9
LME Nickel; September 2026
(a)
Short — — (3)
LME Nickel; September 2026
(a)
Short — — —
LME Primary Alum; December 2026
(a)
Long 2 162 (1)
LME Primary Alum; November 2026
(a)
Short 1 81 (1)
LME Primary Alum; November 2026
(a)
Long 1 81 —
LME Primary Alum; November 2026
(a)
Long 2 162 1
LME Primary Alum; November 2026
(a)
Long 4 324 (3)
LME Primary Alum; November 2026
(a)
Short — — (1)
LME Primary Alum; November 2026
(a)
Short 1 81 1
LME Primary Alum; November 2026
(a)
Short — — (3)
LME Primary Alum; October 2026
(a)
Short — — (2)
LME Primary Alum; October 2026
(a)
Short — — 1
LME Primary Alum; October 2026
(a)
Short — — (1)
LME Primary Alum; October 2026
(a)
Short — — (1)
LME Primary Alum; October 2026
(a)
Short — — (1)
LME Primary Alum; October 2026
(a)
Short — — 3
LME Primary Alum; October 2026
(a)
Short — — (2)
LME Primary Alum; September 2026
(a)
Short — — (12)
LME Primary Alum; September 2026
(a)
Short — — 4
LME Primary Alum; September 2026
(a)
Short — — 4
LME Primary Alum; September 2026
(a)
Short — — (104)
LME Tin; November 2026
(a)
Long 1 276 (2)
LME Tin; October 2026
(a)
Short — — 8
LME Zinc; December 2026
(a)
Long 8 774 31
LME Zinc; November 2026
(a)
Long 2 194 12
LME Zinc; November 2026
(a)
Short — — (4)
LME Zinc; November 2026
(a)
Long 1 98 1
LME Zinc; November 2026
(a)
Short — — —
LME Zinc; November 2026
(a)
Short — — 7
LME Zinc; November 2026
(a)
Short — — —
LME Zinc; November 2026
(a)
Long 1 97 1
LME Zinc; October 2026
(a)
Short — — 18
LME Zinc; September 2026
(a)
Short — — (1)
LME Zinc; September 2026
(a)
Short — — (2)
LME Zinc; September 2026
(a)
Short — — (3)
LME Zinc; September 2026
(a)
Short — — 3
LME Zinc; September 2026
(a)
Short — — (1)
LME Zinc; September 2026
(a)
Short — — (2)
LME Zinc; September 2026
(a)
Short — — 36
LME Zinc; September 2026
(a)
Short — — (3)
LME Zinc; September 2026
(a)
Short — — —
LME Zinc; September 2026
(a)
Short — — (3)
Low Sulphur Gasoline; January 2027
(a)
Long 4 446 30
Low Sulphur Gasoline; November 2026
(a)
Long 2 243 16
Low Sulphur Gasoline; October 2026
(a)
Long 15 1,925 153
Lumber; November 2026
(a)
Short 1 15 —
Maize; November 2026
(a)
Long 4 63 9
Mexican Peso; September 2026 Long 1 29 —
Micro DAX; September 2026 Long 11 336 9
Micro EUR/USD; September 2026 Long 4 58 —
Micro Gold; December 2026
(a)
Long 2 90 (2)
Micro WTI Crude Oil; October 2026
(a)
Long 15 129 6
Milk; October 2026
(a)
Short 2 68 2
Mini FTSE/MIB; September 2026 Long 3 184 —
Mini HIS Index; September 2026 Long 7 227 (2)
Mini H-Share Index; September 2026 Long 2 22 —
Mini Japan 10 Year Bond; September 2026 Short 15 1,183 9
Mini Topix Index; September 2026 Long 8 209 5
MSCI Singapore Index; September 2026 Long 10 428 (2)
Nasdaq 100 E-Mini; September 2026 Long 4 2,361 (8)
Natural Gas; December 2026
(a)
Short 2 70 1
Natural Gas; November 2026
(a)
Short 2 61 —
Natural Gas; October 2026
(a)
Short 17 499 (19)
New Zealand 3 Month Bill; December 2026 Long 6 3,520 —
New Zealand Dollars; September 2026 Long 1 59 —
Nikkei 225 Mini; September 2026 Long 1 42 (2)
Nikkei 225 OSE; September 2026 Long 6 2,496 10
Nikkei 225 SGX; September 2026 Long 1 208 3

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Nikkei 225; September 2026 Long 1 $ 330 $ (13)
NY Harbor ULSD; December 2026
(a)
Long 1 171 23
NY Harbor ULSD; January 2027
(a)
Long 1 166 4
NY Harbor ULSD; November 2026
(a)
Long 1 179 30
NY Harbor ULSD; October 2026
(a)
Long 11 2,037 183
Platinum; October 2026
(a)
Long 4 359 (20)
Rapeseed Euro; February 2027
(a)
Long 5 159 1
Rapeseed Euro; November 2026
(a)
Long 33 1,043 18
Robusta Coffee 10tn; January 2027
(a)
Long 2 70 (5)
Robusta Coffee 10tn; November 2026
(a)
Long 9 318 (22)
Rough Rice; November 2026
(a)
Long 7 220 15
RSS3 Rubber; January 2027
(a)
Long 1 14 —
Russell 2000 Emini; September 2026 Long 33 4,882 (75)
Russell 2000 Micro E-mini; September 2026 Long 1 15 —
S&P 500 Emini; September 2026 Long 23 8,854 114
S&P Mid 400 Emini; September 2026 Long 4 1,507 (21)
S&P/TSX 60 Index; September 2026 Long 3 922 25
SET50 Index; September 2026 Long 29 187 8
SGX Iron Ore 62%; October 2026
(a)
Short 79 785 (10)
SGX USD/CNH; September 2026 Short 2 200 —
Short Term Euro-BTP; September 2026 Short 71 8,756 36
Silver; December 2026
(a)
Long 4 1,340 (6)
Silver; March 2027
(a)
Long 1 339 (13)
South African Rand; September 2026 Long 1 31 —
Soybean Future; January 2027
(a)
Long 10 652 47
Soybean Future; March 2027
(a)
Long 8 524 54
Soybean Future; November 2026
(a)
Long 32 2,061 110
Soybean Meal; December 2026
(a)
Short 11 380 (42)
Soybean Meal; December 2026
(a)
Long 10 345 10
Soybean Meal; January 2027
(a)
Long 9 313 23
Soybean Oil; December 2026
(a)
Long 21 896 11
Soybean Oil; January 2027
(a)
Long 1 43 2
SPI 200 Index; September 2026 Long 5 808 9
Stoxx 600 Bank; September 2026 Long 7 174 12
Stoxx 600 Utilities; September 2026 Short 1 31 1
Stoxx Europe 600; September 2026 Long 19 719 14
Sugar #11; July 2027
(a)
Long 5 101 10
Sugar #11; March 2027
(a)
Long 13 274 26
Sugar #11; May 2027
(a)
Long 10 205 25
Sugar #11; October 2026
(a)
Short 12 239 (41)
Sugar #11; October 2026
(a)
Long 18 359 31
SX5E Dividend; December 2027 Long 4 87 6
UK 10 Year Gilt; December 2026 Short 11 1,284 —
UK 10 Year Gilt; December 2026 Long 5 584 (2)
UK Natural Gas; November 2026
(a)
Long 10 682 3
US 10 Year Treasury Note; December 2026 Short 140 15,072 90
US 10 Year Treasury Ultra Note; December 2026 Short 42 4,596 31
US 2 Year Treasury Note; December 2026 Short 223 45,767 105
US 3 Year Treasury Note; December 2026 Short 2 416 1
US 5 Year Treasury  Note; December 2026 Long 174 18,392 (97)
US 5 Year Treasury  Note; December 2026 Short 192 20,295 95
US Dollar; September 2026 Short 2 20 —
US Long Bond; December 2026 Short 78 8,473 65
US Ultra Bond; December 2026 Short 17 1,871 9
US Ultra Bond; December 2026 Long 25 2,751 (8)
USD/CNH; September 2026 Short 1 100 —
USD/CNH; September 2026 Short 1 100 1
Wheat; December 2026
(a)
Long 29 1,122 102
Wheat; March 2027
(a)
Long 5 197 18
Wheat; May 2027
(a)
Long 8 317 38
White Maize-SAF; December 2026
(a)
Long 4 105 12
White Sugar; December 2026
(a)
Long 4 104 11
White Sugar; October 2026
(a)
Long 9 231 20
WIG20 Index; September 2026 Long 17 367 26
WTI Crude; December 2026
(a)
Long 6 492 24
WTI Crude; January 2027
(a)
Long 3 240 12
WTI Crude; January 2027
(a)
Long 1 80 4
WTI Crude; November 2026
(a)
Long 1 84 5
WTI Crude; October 2026
(a)
Long 22 1,887 75
WTI Crude; October 2026
(a)
Long 1 86 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
XAB Materials; September 2026 Long 2 $ 224 $ 3
XAE Energy; September 2026 Long 1 134 9
XAU Utilities; September 2026 Short 1 85 3
Yellow Maize-SAF; December 2026
(a)
Long 3 79 10
Total $ 3,392
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 09/08/2026 $ 111 EUR 95 $ — $ —
Bank of America NA 09/16/2026 AUD 19,763 $ 13,944 220 (3)
Bank of America NA 09/16/2026 GBP 6,182 $ 8,324 60 (11)
Bank of America NA 09/16/2026 CAD 11,706 $ 8,402 57 (5)
Bank of America NA 09/16/2026 EUR 18,424 $ 21,380 79 (54)
Bank of America NA 09/16/2026 JPY 1,784,557 $ 11,161 49 (32)
Bank of America NA 09/16/2026 NZD 7,598 $ 4,468 31 (6)
Bank of America NA 09/16/2026 CHF 4,517 $ 5,622 2 (25)
Bank of America NA 09/16/2026 $ 3,063 GBP 2,294 — (43)
Bank of America NA 09/16/2026 $ 13,773 JPY 2,193,644 29 (4)
Bank of America NA 09/16/2026 $ 8,188 AUD 11,739 — (227)
Bank of America NA 09/16/2026 $ 9,695 CHF 7,750 102 (9)
Bank of America NA 09/16/2026 $ 2,531 NZD 4,386 — (60)
Bank of America NA 09/16/2026 $ 19,802 EUR 17,178 1 (166)
Bank of America NA 09/16/2026 $ 12,361 CAD 17,243 2 (91)
Bank of America NA 09/17/2026 MXN 68,048 $ 3,890 111 —
Bank of America NA 09/17/2026 $ 862 MXN 15,078 — (24)
Bank of America NA 10/30/2026 $ 298 EUR 261 — (5)
Barclays Bank PLC 09/01/2026 EUR 300 GBP 257 — —
Barclays Bank PLC 09/02/2026 GBP 86 EUR 100 — —
Barclays Bank PLC 09/02/2026 EUR 100 PLN 433 — —
BNP Paribas 09/23/2026 KRW 3,740,412 $ 2,683 54 —
BNP Paribas 09/24/2026 $ 45 TWD 1,440 — —
BNP Paribas 09/25/2026 BRL 3,664 $ 706 — (2)
BNP Paribas 09/25/2026 GBP 310 $ 421 — (2)
BNP Paribas 09/25/2026 CAD 935 $ 680 — (5)
BNP Paribas 09/25/2026 EUR 17 $ 20 — —
BNP Paribas 09/25/2026 JPY 214,905 $ 1,352 — (4)
BNP Paribas 09/25/2026 NZD 467 $ 278 — (2)
BNP Paribas 09/25/2026 SEK 6,033 $ 634 — (3)
BNP Paribas 09/25/2026 $ 780 RON 3,513 4 —
BNP Paribas 09/25/2026 $ 534 IDR 9,484,050 — —
BNP Paribas 09/25/2026 $ 307 EUR 263 1 —
BNP Paribas 09/25/2026 $ 113 SEK 1,068 1 —
BNP Paribas 09/25/2026 $ 164 NOK 1,532 — —
BNP Paribas 09/25/2026 $ 1,074 AUD 1,501 — —
BNP Paribas 09/25/2026 $ 304 GBP 223 2 —
BNP Paribas 09/25/2026 $ 3,796 CZK 78,220 34 —
BNP Paribas 09/25/2026 $ 3,356 NZD 5,611 36 —
Credit Agricole 09/23/2026 $ 2,392 KRW 3,335,461 — (50)
Credit Agricole 09/24/2026 TWD 185,020 $ 5,819 19 —
Credit Agricole 09/25/2026 BRL 25,195 $ 4,823 15 (1)
Credit Agricole 09/25/2026 GBP 39 $ 53 — —
Credit Agricole 09/25/2026 CAD 3,738 $ 2,721 — (22)
Credit Agricole 09/25/2026 EUR 3,254 $ 3,809 — (29)
Credit Agricole 09/25/2026 INR 240,547 $ 2,520 4 —
Credit Agricole 09/25/2026 IDR 27,771,501 $ 1,554 11 —
Credit Agricole 09/25/2026 JPY 275,638 $ 1,730 — (1)
Credit Agricole 09/25/2026 NZD 1,233 $ 734 — (4)
Credit Agricole 09/25/2026 NOK 1,562 $ 167 — —
Credit Agricole 09/25/2026 SEK 113,331 $ 11,988 — (138)
Credit Agricole 09/25/2026 THB 55,750 $ 1,706 — (22)
Credit Agricole 09/25/2026 $ 77 EUR 66 1 —
Credit Agricole 09/25/2026 $ 403 IDR 7,215,976 — (3)
Credit Agricole 09/25/2026 $ 3,365 PEN 11,297 9 —
Credit Agricole 09/25/2026 $ 2,860 AUD 3,990 4 (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Credit Agricole 09/25/2026 $ 2,549 ZAR 40,933 $ 11 $ —
Credit Agricole 09/25/2026 $ 992 NZD 1,662 8 —
Credit Agricole 09/25/2026 $ 715 PHP 44,158 8 —
Credit Agricole 09/25/2026 $ 532 CLP 489,368 8 —
Credit Agricole 09/25/2026 $ 1,314 SEK 12,489 8 —
Credit Agricole 09/25/2026 $ 7,812 NOK 72,791 22 —
Credit Agricole 09/25/2026 $ 348 CAD 482 — —
Credit Agricole 10/19/2026 $ 790 JPY 125,000 5 —
Credit Agricole 10/20/2026 $ 1,970 JPY 310,000 23 —
Credit Agricole 12/21/2026 $ 1,540 JPY 231,000 82 —
Credit Agricole 01/20/2027 $ 2,774 JPY 443,900 — (37)
Credit Agricole 02/22/2027 $ 1,990 JPY 310,000 23 —
Credit Agricole 05/20/2027 $ 3,563 JPY 552,000 36 —
Credit Agricole 06/21/2027 $ 4,039 JPY 627,000 23 —
Credit Agricole 07/20/2027 $ 1,468 JPY 231,600 — (20)
Deutsche Bank AG 09/01/2026 AUD 400 CAD 399 — (1)
Deutsche Bank AG 09/01/2026 CAD 200 JPY 23,053 — —
Deutsche Bank AG 09/01/2026 EUR 750 CHF 702 2 —
Deutsche Bank AG 09/01/2026 EUR 125 SEK 1,386 — —
Deutsche Bank AG 09/01/2026 JPY 27,071 GBP 125 — —
Deutsche Bank AG 09/01/2026 NOK 500 SEK 511 — —
Deutsche Bank AG 09/02/2026 AUD 200 JPY 22,907 — —
Deutsche Bank AG 09/02/2026 JPY 54,108 GBP 250 — —
Deutsche Bank AG 09/03/2026 $ 100 TWD 3,244 — (2)
Deutsche Bank AG 09/08/2026 INR 28,641 $ 300 1 —
Deutsche Bank AG 09/08/2026 TWD 25,660 $ 800 10 —
Deutsche Bank AG 09/10/2026 KRW 567,709 $ 400 15 —
Deutsche Bank AG 09/11/2026 KRW 425,651 $ 300 11 —
Deutsche Bank AG 09/11/2026 $ 300 INR 28,628 — (1)
Deutsche Bank AG 09/14/2026 CLP 91,352 $ 100 — (2)
Deutsche Bank AG 09/14/2026 KRW 1,273,125 $ 900 30 —
Deutsche Bank AG 09/14/2026 $ 800 TWD 25,715 — (11)
Deutsche Bank AG 09/15/2026 $ 800 INR 76,439 — (2)
Deutsche Bank AG 09/21/2026 CLP 91,431 $ 100 — (2)
Deutsche Bank AG 09/21/2026 KRW 1,264,974 $ 900 25 —
Deutsche Bank AG 09/25/2026 $ 100 CLP 91,508 2 —
Deutsche Bank AG 09/28/2026 KRW 1,940,646 $ 1,400 19 —
Deutsche Bank AG 09/28/2026 $ 100 CLP 91,306 2 —
Deutsche Bank AG 09/29/2026 TWD 6,359 $ 200 1 —
Deutsche Bank AG 09/30/2026 TWD 3,171 $ 100 — —
Deutsche Bank AG 10/02/2026 KRW 274,961 $ 200 1 —
Goldman Sachs & Co 09/15/2026 $ 359 EUR 307 2 —
Goldman Sachs & Co 09/23/2026 TRY 229,000 $ 4,653 20 —
Goldman Sachs & Co 09/23/2026 $ 1,571 EUR 1,365 — (16)
Goldman Sachs & Co 10/15/2026 $ 8 CAD 11 — —
Goldman Sachs & Co 11/12/2026 $ 1,183 GBP 875 — (2)
Goldman Sachs & Co 11/18/2026 GBP 51 $ 67 1 —
Goldman Sachs & Co 11/18/2026 $ 1,109 GBP 821 2 (2)
Goldman Sachs & Co 11/18/2026 $ 203 EUR 172 1 —
Goldman Sachs & Co 12/15/2026 $ 1,959 GBP 1,458 — (17)
Goldman Sachs & Co 04/21/2027 $ 9 GBP 7 — —
Goldman Sachs & Co 05/11/2027 $ 24 GBP 18 — —
Goldman Sachs & Co 10/14/2027 $ 400 EUR 343 — (3)
HSBC Securities Inc 09/16/2026 $ 5,040 EUR 4,356 — (23)
HSBC Securities Inc 09/23/2026 ILS 6,261 $ 2,101 — (4)
HSBC Securities Inc 09/23/2026 $ 2,222 PLN 8,200 22 —
HSBC Securities Inc 09/23/2026 $ 2,107 BRL 11,075 — (22)
HSBC Securities Inc 09/23/2026 $ 916 HUF 288,500 — (2)
JPMorgan Chase 09/01/2026 GBP 257 EUR 300 — —
JPMorgan Chase 09/01/2026 GBP 125 JPY 27,086 — —
JPMorgan Chase 09/01/2026 CAD 398 AUD 400 1 —
JPMorgan Chase 09/01/2026 EUR 100 JPY 18,593 — —
JPMorgan Chase 09/01/2026 JPY 22,992 CAD 200 — —
JPMorgan Chase 09/01/2026 JPY 18,555 EUR 100 — —
JPMorgan Chase 09/01/2026 SEK 513 NOK 500 — —
JPMorgan Chase 09/01/2026 SEK 1,391 EUR 125 — —
JPMorgan Chase 09/01/2026 CHF 703 EUR 750 — (2)
JPMorgan Chase 09/02/2026 EUR 100 JPY 18,560 — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 09/02/2026 JPY 18,520 EUR 100 $ — $ —
JPMorgan Chase 09/03/2026 INR 114,841 $ 1,200 6 —
JPMorgan Chase 09/03/2026 TWD 3,183 $ 100 — —
JPMorgan Chase 09/03/2026 $ 1,200 INR 115,196 — (10)
JPMorgan Chase 09/04/2026 TWD 9,547 $ 300 1 —
JPMorgan Chase 09/04/2026 $ 300 TWD 9,700 — (6)
JPMorgan Chase 09/08/2026 CLP 184,524 $ 200 — (2)
JPMorgan Chase 09/08/2026 INR 19,153 $ 200 1 —
JPMorgan Chase 09/08/2026 KRW 1,657,892 $ 1,200 12 —
JPMorgan Chase 09/08/2026 $ 500 INR 47,747 — (1)
JPMorgan Chase 09/08/2026 $ 800 TWD 25,497 — (4)
JPMorgan Chase 09/08/2026 $ 200 CLP 183,529 3 —
JPMorgan Chase 09/08/2026 $ 1,200 KRW 1,709,292 — (50)
JPMorgan Chase 09/10/2026 INR 9,534 $ 100 — —
JPMorgan Chase 09/10/2026 $ 100 INR 9,541 — —
JPMorgan Chase 09/10/2026 $ 400 KRW 550,033 — (2)
JPMorgan Chase 09/11/2026 INR 47,799 $ 500 2 —
JPMorgan Chase 09/11/2026 $ 200 INR 19,081 — —
JPMorgan Chase 09/14/2026 $ 700 TWD 22,491 — (9)
JPMorgan Chase 09/14/2026 $ 300 KRW 424,587 — (10)
JPMorgan Chase 09/14/2026 $ 100 CLP 92,889 — —
JPMorgan Chase 09/15/2026 $ 1,000 INR 95,419 — (2)
JPMorgan Chase 09/15/2026 $ 41 EUR 35 — —
JPMorgan Chase 09/18/2026 $ 200 KRW 283,050 — (7)
JPMorgan Chase 09/18/2026 $ 300 TWD 9,592 — (3)
JPMorgan Chase 09/21/2026 CLP 91,936 $ 100 — (1)
JPMorgan Chase 09/21/2026 $ 200 CLP 186,812 — —
JPMorgan Chase 09/21/2026 $ 500 TWD 15,952 — (3)
JPMorgan Chase 09/21/2026 $ 300 KRW 422,400 — (9)
JPMorgan Chase 09/23/2026 ILS 6,261 $ 2,102 — (5)
JPMorgan Chase 09/23/2026 PLN 4,250 $ 1,150 — (10)
JPMorgan Chase 09/23/2026 $ 2,195 MXN 37,325 2 —
JPMorgan Chase 09/24/2026 $ 1,200 INR 115,042 — (7)
JPMorgan Chase 09/24/2026 $ 100 TWD 3,178 — —
JPMorgan Chase 09/28/2026 $ 1,200 KRW 1,657,663 — (14)
JPMorgan Chase 09/28/2026 $ 300 INR 28,732 — (1)
JPMorgan Chase 09/29/2026 AUD 2,800 JPY 313,434 40 —
JPMorgan Chase 09/29/2026 AUD 4,400 CAD 4,320 31 (1)
JPMorgan Chase 09/29/2026 AUD 4,546 GBP 2,375 39 —
JPMorgan Chase 09/29/2026 AUD 4,600 NZD 5,546 12 —
JPMorgan Chase 09/29/2026 AUD 4,919 EUR 3,000 36 —
JPMorgan Chase 09/29/2026 GBP 750 CHF 818 — —
JPMorgan Chase 09/29/2026 GBP 2,000 JPY 428,867 19 —
JPMorgan Chase 09/29/2026 GBP 2,656 EUR 3,100 — (5)
JPMorgan Chase 09/29/2026 GBP 2,063 $ 2,781 14 (1)
JPMorgan Chase 09/29/2026 CAD 2,000 $ 1,447 2 (4)
JPMorgan Chase 09/29/2026 CAD 2,000 JPY 228,268 12 —
JPMorgan Chase 09/29/2026 CNH 46,392 $ 6,900 22 —
JPMorgan Chase 09/29/2026 CZK 2,101 $ 100 1 —
JPMorgan Chase 09/29/2026 EUR 375 SEK 4,158 2 —
JPMorgan Chase 09/29/2026 EUR 3,125 $ 3,649 — (16)
JPMorgan Chase 09/29/2026 EUR 1,200 JPY 220,165 14 —
JPMorgan Chase 09/29/2026 EUR 2,750 CAD 4,420 4 —
JPMorgan Chase 09/29/2026 EUR 1,800 GBP 1,543 2 —
JPMorgan Chase 09/29/2026 EUR 3,500 CHF 3,275 6 (1)
JPMorgan Chase 09/29/2026 EUR 900 PLN 3,883 3 —
JPMorgan Chase 09/29/2026 HUF 569,442 $ 1,800 10 —
JPMorgan Chase 09/29/2026 HUF 219,076 EUR 600 — (1)
JPMorgan Chase 09/29/2026 ILS 3,580 $ 1,200 — (1)
JPMorgan Chase 09/29/2026 JPY 37,092 EUR 200 — —
JPMorgan Chase 09/29/2026 JPY 134,521 GBP 625 — (4)
JPMorgan Chase 09/29/2026 MXN 53,000 $ 3,099 13 —
JPMorgan Chase 09/29/2026 TWD 25,465 $ 800 4 —
JPMorgan Chase 09/29/2026 NZD 3,000 JPY 278,305 30 —
JPMorgan Chase 09/29/2026 NZD 2,000 $ 1,185 2 (3)
JPMorgan Chase 09/29/2026 NZD 239 AUD 200 — (2)
JPMorgan Chase 09/29/2026 NOK 24,703 $ 2,600 45 —
JPMorgan Chase 09/29/2026 NOK 26,125 EUR 2,375 36 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 09/29/2026 NOK 27,500 SEK 27,628 $ 54 $ —
JPMorgan Chase 09/29/2026 PLN 865 EUR 200 — (1)
JPMorgan Chase 09/29/2026 PLN 744 $ 200 — (1)
JPMorgan Chase 09/29/2026 SGD 5,745 $ 4,500 30 —
JPMorgan Chase 09/29/2026 ZAR 42,111 $ 2,600 14 (4)
JPMorgan Chase 09/29/2026 SEK 4,130 EUR 375 — (4)
JPMorgan Chase 09/29/2026 SEK 14,327 $ 1,500 — (2)
JPMorgan Chase 09/29/2026 CHF 625 $ 777 1 (3)
JPMorgan Chase 09/29/2026 CHF 350 EUR 375 — (1)
JPMorgan Chase 09/29/2026 CHF 137 GBP 125 — —
JPMorgan Chase 09/29/2026 CHF 1,000 JPY 196,310 9 —
JPMorgan Chase 09/29/2026 TRY 64,381 $ 1,300 8 —
JPMorgan Chase 09/29/2026 $ 300 TWD 9,533 — (1)
JPMorgan Chase 09/29/2026 $ 200 CNH 1,341 — —
JPMorgan Chase 09/29/2026 $ 170 GBP 126 — —
JPMorgan Chase 09/29/2026 $ 1,889 JPY 300,000 6 —
JPMorgan Chase 09/29/2026 $ 234 NZD 400 — (3)
JPMorgan Chase 09/29/2026 $ 3,751 CAD 5,200 — (6)
JPMorgan Chase 09/29/2026 $ 200 ILS 589 2 —
JPMorgan Chase 09/29/2026 $ 572 ZAR 9,190 2 —
JPMorgan Chase 09/29/2026 $ 309 CHF 250 — (1)
JPMorgan Chase 09/29/2026 $ 722 EUR 625 — (5)
JPMorgan Chase 09/30/2026 CLP 92,877 $ 100 — —
JPMorgan Chase 10/01/2026 $ 500 INR 47,882 — (2)
JPMorgan Chase 10/02/2026 CLP 186,798 $ 200 — —
JPMorgan Chase 10/02/2026 KRW 549,864 $ 400 2 —
JPMorgan Chase 10/07/2026 $ 674 CAD 929 5 —
JPMorgan Chase 01/21/2027 $ 268 AUD 378 — (2)
JPMorgan Chase 04/21/2027 $ 703 GBP 520 1 (1)
JPMorgan Chase 08/17/2027 GBP 3 $ 4 — —
JPMorgan Chase 08/17/2027 $ 4 GBP 3 — —
JPMorgan Chase 10/14/2027 $ 225 EUR 194 — (3)
RBC Dominion Securities Corp 09/24/2026 CNH 1,900 $ 283 — —
RBC Dominion Securities Corp 09/24/2026 $ 243 CNH 1,627 — —
RBC Dominion Securities Corp 09/25/2026 GBP 108 $ 147 — —
RBC Dominion Securities Corp 09/25/2026 CAD 1,612 $ 1,166 — (2)
RBC Dominion Securities Corp 09/25/2026 COP 447,220 $ 143 — (5)
RBC Dominion Securities Corp 09/25/2026 EUR 91 $ 106 — —
RBC Dominion Securities Corp 09/25/2026 HUF 50,102 $ 159 1 —
RBC Dominion Securities Corp 09/25/2026 INR 166,154 $ 1,733 10 —
RBC Dominion Securities Corp 09/25/2026 PHP 244,718 $ 3,976 — (58)
RBC Dominion Securities Corp 09/25/2026 PLN 978 $ 266 — (3)
RBC Dominion Securities Corp 09/25/2026 CHF 568 $ 712 — (8)
RBC Dominion Securities Corp 09/25/2026 $ 15 SEK 139 — —
RBC Dominion Securities Corp 09/25/2026 $ 547 ZAR 8,724 6 —
RBC Dominion Securities Corp 09/25/2026 $ 526 COP 1,622,396 26 —
RBC Dominion Securities Corp 09/25/2026 $ 2,890 JPY 457,460 22 —
RBC Dominion Securities Corp 09/25/2026 $ 25 INR 2,365 — —
RBC Dominion Securities Corp 09/25/2026 $ 540 HUF 167,024 9 —
RBC Dominion Securities Corp 09/25/2026 $ 7,790 GBP 5,707 58 —
RBC Dominion Securities Corp 09/25/2026 $ 4,304 MXN 72,960 17 —
RBC Dominion Securities Corp 09/25/2026 $ 2,497 CLP 2,300,739 31 —
RBC Dominion Securities Corp 09/25/2026 $ 535 PLN 1,973 6 —
RBC Dominion Securities Corp 09/25/2026 $ 940 PEN 3,153 4 —
RBC Dominion Securities Corp 10/14/2026 $ 115 EUR 100 — (2)
RBC Dominion Securities Corp 11/10/2026 $ 4,203 JPY 676,800 — (58)
RBC Dominion Securities Corp 12/21/2026 $ 3,349 JPY 520,000 66 —
RBC Dominion Securities Corp 03/23/2027 $ 3,212 JPY 502,000 18 —
RBC Dominion Securities Corp 04/20/2027 $ 2,449 JPY 385,000 — (6)
Total $ 2,197 $ (1,602)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
August 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
0.30% (1.00)% Quarterly 12/20/2028 $ 3,200 $ (45) $ (4) $ — $ (49)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
0.20% (1.00)% Quarterly 12/20/2028 3,200 (45) (11) — (56)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.24% (1.00)% Quarterly 12/20/2028 3,200 (46) (8) — (54)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.20% (1.00)% Quarterly 12/20/2028 3,200 (47) (10) — (57)
Total $ (183) $ (33) $ — $ (216)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
August 31,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.46 N/A (5.00)% Quarterly 06/20/2031 $ 2,936 $ (149) $ (82) $ (231)
ITRX.XOVER.45 N/A (5.00)% Quarterly 06/20/2031 EUR 2,995 (307) (57) (364)
Total $ (456) $ (139) $ (595)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums
Paid/(Received)
Fair
Value
6 Month Prague Interbank Offered Rate Pay 4.21% Semiannual Annual N/A 09/16/2031 CZK 39,000 $ (43) $ — $ (43)
Total $ (43) $ — $ (43)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc Secured Overnight Financing
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/09/2026 NGN 600,000 $ — $ 28 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 152,000 — 8 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/17/2026 43,000 — 3 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 282,000 — 14 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 40,000 — 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
09/29/2026
Annual 10/01/2026 NGN 425,000 $ — $ 22 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
10/13/2026
Annual 10/15/2026 264,000 — 10 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
12/10/2026
Annual 12/10/2026 400,000 — 8 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.00%, 05/14/2037
Annual 05/18/2037 UGX 961,000 — — (6)
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.00%, 05/14/2037
Annual 05/18/2037 1,309,000 — 2 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Uganda Government Bond,
16.25%, 11/13/2035
Annual 11/13/2035 673,000 — — (1)
Goldman Sachs
& Co
0.00% Custom Basket Series 2
Excess Return Strategy
Monthly 09/01/2027 $ 225 — — (119)
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 09/03/2026-
09/01/2027
27,118 — — (164)
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
01/05/2027
Annual 01/07/2027 NGN 185,000 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/08/2026
Annual 09/09/2026 150,000 — 8 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/16/2026 175,000 — 10 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
09/15/2026
Annual 09/15/2026 210,000 — 13 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
11/05/2026
Annual 11/05/2026 300,000 — 6 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
11/10/2026
Annual 11/12/2026 401,300 — 2 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
11/17/2026
Annual 11/19/2026 113,000 — 3 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/01/2026
Annual 12/03/2026 182,000 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/24/2026
Annual 12/24/2026 400,000 — 11 —
JPMorgan Chase Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 10/26/2026-
03/04/2027
$ 4,486 — — (212)
Morgan Stanley &
Co
(b)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 83,058 — 622 —
Total $ — $ 774 $ (502)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Norfolk Southern Corp
14,201
$ 4,868
17.95%
Union Pacific Corp
(9,888)
(2,973)
(10.96)%
Warner Bros Discovery Inc
86,192
2,459
9.07%
Shell PLC
(22,752)
(2,081)
(7.67)%
Intertek Group PLC
24,408
1,933
7.13%
Siemens AG
5,250
1,742
6.42%
Cintas Corp
(7,273)
(1,468)
(5.41)%
DigitalBridge Group Inc
79,173
1,260
4.64%
Beazley PLC
65,741
1,155
4.26%
Schroders PLC
125,346
992
3.66%
Telecom Italia SpA/Milano
102,948
937
3.46%
Fox Corp - A Shares
(13,038)
(878)
(3.24)%
Skyworks Solutions Inc
(13,014)
(872)
(3.22)%
Kimberly-Clark Corp
(7,235)
(781)
(2.88)%
Poste Italiane SpA
(22,445)
(725)
(2.67)%
Vivendi SE
193,806
363
1.34%
Delivery Hero SE
8,166
348
1.28%
Honeywell International Inc
1,350
288
1.06%
Universal Music Group NV
(12,665)
(216)
(0.79)%
Honeywell Aerospace Inc
1,350
213
0.79%
Kraft Heinz Co/The
7,459
191
0.71%
Boston Scientific Corp
(1,911)
(92)
(0.34)%
Segro PLC
6,912
90
0.33%
Prologis Inc
(476)
(67)
(0.24)%
Transocean Ltd
(8,134)
(47)
(0.18)%
Secure Waste Infrastructure Corp
2,219
39
0.14%
GFL Environmental Inc
(740)
(31)
(0.12)%
Mitie Group PLC
3,157
9
0.03%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Alfa Laval AB
(30,499)
$ (1,830)
(2.20)%
Woodside Energy Group Ltd
(66,398)
(1,543)
(1.86)%
Investor AB - B Shares
(31,952)
(1,378)
(1.66)%
Snap-on Inc
(3,439)
(1,329)
(1.60)%
Daiwa House Industry Co Ltd
(44,400)
(1,301)
(1.57)%
Fortive Corp
(21,628)
(1,273)
(1.53)%
Medibank Pvt Ltd
(349,202)
(1,211)
(1.46)%
Infratil Ltd
(118,922)
(1,015)
(1.22)%
Terna - Rete Elettrica Nazionale
(88,130)
(997)
(1.20)%
Packaging Corp of America
(3,996)
(935)
(1.13)%
Nutrien Ltd
(12,300)
(928)
(1.12)%
BT Group PLC
(328,524)
(914)
(1.10)%
Diamondback Energy Inc
(4,506)
(903)
(1.09)%
Franco-Nevada Corp
(3,200)
(842)
(1.01)%
TELUS Corp
(82,200)
(795)
(0.96)%
Whitecap Resources Inc
(61,300)
(794)
(0.96)%
Walmart Inc
(7,558)
(793)
(0.95)%
Zimmer Biomet Holdings Inc
(7,746)
(775)
(0.93)%
Deere & Co
(1,144)
(749)
(0.90)%
Paychex Inc
(5,806)
(739)
(0.89)%
Canon Inc
(25,200)
(737)
(0.89)%
Hikari Tsushin Inc
(2,900)
(735)
(0.88)%
Galaxy Entertainment Group Ltd
(168,000)
(732)
(0.88)%
Unicharm Corp
(115,000)
(718)
(0.87)%
Palo Alto Networks Inc
(1,870)
(715)
(0.86)%
Qantas Airways Ltd
(104,359)
(704)
(0.85)%
Continental AG
(8,385)
(695)
(0.84)%
Keppel Ltd
(74,800)
(683)
(0.82)%
Hulic Co Ltd
(60,800)
(679)
(0.82)%
Verizon Communications Inc
(13,562)
(678)
(0.82)%
Home Depot Inc/The
(2,059)
(675)
(0.81)%
Siemens AG
(2,028)
(673)
(0.81)%
Daito Trust Construction Co Ltd
(32,100)
(669)
(0.81)%
J Sainsbury PLC
(143,028)
(647)
(0.78)%
Stora Enso Oyj
(54,529)
(641)
(0.77)%
Air Products and Chemicals Inc
(2,022)
(626)
(0.75)%
Emerson Electric Co
(4,072)
(621)
(0.75)%
Lowe's Cos Inc
(3,010)
(616)
(0.74)%
Corteva Inc
(7,217)
(611)
(0.74)%
Suzuki Motor Corp
(43,500)
(606)
(0.73)%
Texas Pacific Land Corp
(1,617)
(605)
(0.73)%
Seven & i Holdings Co Ltd
(45,600)
(578)
(0.70)%
Amcor PLC
(12,561)
(576)
(0.69)%
Comcast Corp - Class A
(21,526)
(573)
(0.69)%
Snam SpA
(84,991)
(572)
(0.69)%
S&P Global Inc
(1,308)
(570)
(0.69)%
Brown & Brown Inc
(7,778)
(561)
(0.67)%
Japan Post Insurance Co Ltd
(52,700)
(559)
(0.67)%
Siemens Healthineers AG
(12,301)
(559)
(0.67)%
IHI Corp
(33,100)
(556)
(0.67)%
(b) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2026
See accompanying notes.

Short Sales Outstanding
INVESTMENT COMPANIES - (0.02)% Shares Value (000's)
Exchange-Traded Funds - (0.02)%
iShares U.S. Basic Materials ETF 757 $ 145
TOTAL INVESTMENT COMPANIES (proceeds $134) $ 145
COMMON STOCKS - (0.24)%
Commercial Services - (0.07)%
Cintas Corp 2,103 424
Consumer Products - (0.01)%
Kimberly-Clark Corp 562 61
Healthcare - Products - 0.00%
Boston Scientific Corp 103 5
Oil & Gas - (0.05)%
Transocean Ltd 56,555 329
Pharmaceuticals - (0.07)%
Supernus Pharmaceuticals Inc 9,385 415
Software - (0.04)%
LiveRamp Holdings Inc 7,156 270
TOTAL COMMON STOCKS (proceeds $1,510) $ 1,504
TOTAL SHORT SALES (proceeds $1,644) $ 1,649

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 2 .80 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .00%
iShares MSCI EAFE ETF 219,874 $ 23,626
Money Market Funds - 0 .80%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
760,606 761
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(b),(c)
8,696,705 8,697
$ 9,458
TOTAL INVESTMENT COMPANIES $ 33,084
COMMON STOCKS - 97 .18 % Shares Held Value (000's)
Advertising - 0 .12%
Publicis Groupe SA 11,911 $ 1,397
Aerospace & Defense - 3 .39%
Airbus SE 30,922 7,057
BAE Systems PLC 152,477 4,183
Dassault Aviation SA 870 287
Elbit Systems Ltd 1,468 1,033
Hensoldt AG
(d)
3,155 315
IHI Corp 50,900 850
Kawasaki Heavy Industries Ltd 38,400 612
Kongsberg Gruppen ASA 21,955 744
Leonardo SpA 21,061 1,265
Melrose Industries PLC 64,806 444
MTU Aero Engines AG 2,806 1,144
Rheinmetall AG 2,435 3,135
Rolls-Royce Holdings PLC 434,236 8,826
Saab AB 16,669 1,102
Safran SA 17,962 7,020
Singapore Technologies Engineering Ltd 80,200 679
Thales SA 4,823 1,368
$ 40,064
Agriculture - 0 .83%
British American Tobacco PLC 104,154 5,787
Imperial Brands PLC 37,925 1,296
Japan Tobacco Inc 57,200 2,474
Wilmar International Ltd 84,200 253
$ 9,810
Airlines - 0 .17%
ANA Holdings Inc
(d)
8,400 159
Deutsche Lufthansa AG 30,918 280
International Consolidated Airlines Group SA 60,938 354
Qantas Airways Ltd 38,232 257
Ryanair Holdings PLC 21,941 592
Singapore Airlines Ltd 78,000 416
$ 2,058
Apparel - 1 .15%
Adidas AG 8,430 1,476
Asics Corp 35,800 1,004
Hermes International SCA 1,786 3,267
Kering SA 3,713 1,094
LVMH Moet Hennessy Louis Vuitton SE 12,901 6,764
$ 13,605
Automobile Manufacturers - 2 .10%
Bayerische Motoren Werke AG 16,903 1,213
Daimler Truck Holding AG 23,905 1,294
Ferrari NV 6,307 2,670
Honda Motor Co Ltd 188,700 2,020
Isuzu Motors Ltd 27,400 389
Mercedes-Benz Group AG 35,076 1,920
Nissan Motor Co Ltd
(e)
121,900 249
Renault SA 9,910 342
Stellantis NV
(e)
106,588 589
Subaru Corp 27,200 451
Suzuki Motor Corp 82,500 1,142
Toyota Motor Corp 493,700 9,697
Volvo AB - B Shares 80,812 2,915
$ 24,891
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .56%
Aisin Corp 23,900 $ 335
Bridgestone Corp 55,500 1,434
Cie Generale des Etablissements Michelin SCA 32,204 1,307
Continental AG 5,673 468
Denso Corp 84,300 1,012
Sumitomo Electric Industries Ltd 148,700 2,059
$ 6,615
Banks - 17 .32%
ABN AMRO Bank NV 32,129 1,558
AIB Group PLC 108,816 1,385
ANZ Group Holdings Ltd 156,948 4,176
Banca Mediolanum SpA 10,771 301
Banca Monte dei Paschi di Siena SpA 98,825 1,328
Banco Bilbao Vizcaya Argentaria SA 290,445 8,403
Banco BPM SpA 51,253 957
Banco Comercial Portugues SA 427,953 556
Banco de Sabadell SA 241,657 1,017
Banco Santander SA 742,668 10,868
Bank Hapoalim BM 68,062 1,757
Bank Leumi Le-Israel BM 76,628 1,954
Bank of Ireland Group PLC 49,193 1,085
Bankinter SA 33,065 638
Banque Cantonale Vaudoise
(d)
1,456 233
Barclays PLC 702,887 4,662
BAWAG Group AG
(f)
3,847 802
BNP Paribas SA 51,595 6,143
BOC Hong Kong Holdings Ltd 195,000 1,308
BPER Banca SPA 73,281 1,213
CaixaBank SA 181,502 2,768
Chiba Bank Ltd/The 28,200 495
Commerzbank AG 30,805 1,433
Commonwealth Bank of Australia 87,086 9,952
Computershare Ltd 26,842 764
Credit Agricole SA 47,704 1,025
Danske Bank A/S 31,841 1,841
DBS Group Holdings Ltd 107,270 6,523
Deutsche Bank AG 89,484 3,584
DNB Bank ASA 41,235 1,404
Erste Group Bank AG 16,022 2,252
FinecoBank Banca Fineco SpA 31,534 868
HSBC Holdings PLC 894,229 18,317
ING Groep NV 149,526 5,293
Intesa Sanpaolo SpA 736,154 5,800
Israel Discount Bank Ltd 63,077 721
Japan Post Bank Co Ltd 93,100 1,972
KBC Group NV 11,954 1,819
Lloyds Banking Group PLC 3,027,382 4,463
Macquarie Group Ltd 18,965 3,401
Mitsubishi UFJ Financial Group Inc 555,800 12,671
Mizrahi Tefahot Bank Ltd 8,042 624
Mizuho Financial Group Inc 120,780 6,434
National Australia Bank Ltd 162,228 4,477
NatWest Group PLC 414,413 3,768
Nordea Bank Abp 159,373 3,253
Oversea-Chinese Banking Corp Ltd 170,400 4,217
Raiffeisen Bank International AG 6,782 502
Resona Holdings Inc 108,000 1,693
Skandinaviska Enskilda Banken AB 73,998 1,728
Societe Generale SA 32,927 2,774
Standard Chartered PLC 91,218 2,649
Sumitomo Mitsui Financial Group Inc 189,300 8,126
Sumitomo Mitsui Trust Group Inc 130,552 1,445
Svenska Handelsbanken AB 70,843 1,092
Swedbank AB 42,710 1,673
UBS Group AG 162,047 8,873
UniCredit SpA 70,626 6,893
United Overseas Bank Ltd 62,700 2,044
Westpac Banking Corp 177,992 4,399

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Yokohama Financial Group Inc 50,900 $ 618
$ 204,992
Beverages - 1 .11%
Anheuser-Busch InBev SA/NV 46,763 3,700
Asahi Group Holdings Ltd 73,900 774
Carlsberg AS 4,848 664
Coca-Cola Europacific Partners PLC 10,549 1,139
Coca-Cola HBC AG
(e)
10,533 648
Davide Campari-Milano NV
(d)
29,873 202
Diageo PLC 115,871 2,664
Heineken Holding NV 6,315 501
Heineken NV 13,977 1,180
Kirin Holdings Co Ltd 39,800 760
Pernod Ricard SA 10,174 761
Suntory Beverage & Food Ltd 6,600 186
$ 13,179
Biotechnology - 0 .68%
Argenx SE
(e)
3,253 3,339
CSL Ltd 24,922 3,053
Financiere de Tubize SA 1,033 221
Genmab A/S
(e)
3,083 1,019
Swedish Orphan Biovitrum AB
(e)
9,390 440
$ 8,072
Building Materials - 1 .41%
AGC Inc 10,000 357
Belimo Holding AG 510 539
Buzzi SpA 3,738 178
Cie de Saint-Gobain SA 23,176 2,101
Daikin Industries Ltd 12,900 1,662
Geberit AG 1,677 1,182
Heidelberg Materials AG 6,902 1,316
Holcim AG
(e)
26,550 2,328
Kingspan Group PLC 7,977 948
Mitsubishi Electric Corp 99,000 3,428
Nibe Industrier AB 74,225 330
Sika AG 7,934 1,882
Svenska Cellulosa AB SCA 31,372 373
$ 16,624
Chemicals - 2 .03%
Air Liquide SA 32,380 6,370
Akzo Nobel NV 8,088 579
Asahi Kasei Corp 64,600 661
BASF SE 45,285 2,780
Brenntag SE 6,070 442
DSM-Firmenich AG 8,664 962
EMS-Chemie Holding AG
(d)
364 356
Evonik Industries AG 13,215 292
Givaudan SA 481 1,950
ICL Group Ltd 36,943 211
Mitsubishi Chemical Group Corp 63,100 473
Nippon Paint Holdings Co Ltd 48,600 367
Nippon Sanso Holdings Corp 9,100 322
Nitto Denko Corp 34,800 760
Novonesis Novozymes B 18,338 1,317
Resonac Holdings Corp 9,400 920
Shin-Etsu Chemical Co Ltd 85,200 3,190
Syensqo SA 3,628 342
Symrise AG 6,846 732
Toray Industries Inc 67,100 538
Yara International ASA 8,284 406
$ 23,970
Commercial Services - 2 .02%
Adyen NV
(e),(f)
1,400 1,696
Ayvens SA
(f)
17,337 229
Brambles Ltd 70,025 980
Bureau Veritas SA 16,695 528
Dai Nippon Printing Co Ltd 19,000 367
Experian PLC 46,215 1,881
Intertek Group PLC 7,936 624
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Recruit Holdings Co Ltd 68,900 $ 7,803
RELX PLC 91,155 3,271
Rentokil Initial PLC 130,256 612
Secom Co Ltd 20,700 838
Securitas AB 25,357 402
SGS SA 8,821 1,011
TOPPAN Holdings Inc 11,800 374
Transurban Group 162,374 1,662
Verisure PLC
(e)
12,542 130
Wise Group PLC
(e)
37,730 492
Wolters Kluwer NV 11,806 971
$ 23,871
Computers - 0 .69%
Capgemini SE 8,037 1,000
Check Point Software Technologies Ltd
(e)
4,108 571
Fujitsu Ltd 88,200 2,117
Indra Sistemas SA 5,056 359
Logitech International SA 7,605 747
NEC Corp 63,900 1,949
Nomura Research Institute Ltd 18,943 627
Obic Co Ltd 16,500 525
Otsuka Corp 11,700 264
$ 8,159
Consumer Products - 0 .23%
Henkel AG & Co KGaA 4,778 391
Reckitt Benckiser Group PLC 33,048 2,282
$ 2,673
Cosmetics & Personal Care - 1 .54%
Beiersdorf AG
(d)
4,780 438
Essity AB 29,308 856
Haleon PLC 458,412 2,283
Kao Corp 47,300 1,077
L'Oreal SA 12,467 5,551
Shiseido Co Ltd 20,400 476
Unicharm Corp 57,300 358
Unilever PLC 112,107 7,217
$ 18,256
Distribution & Wholesale - 1 .74%
AddTech AB 13,402 472
Bunzl PLC 16,717 629
D'ieteren Group 1,110 230
ITOCHU Corp 288,700 3,808
Marubeni Corp 71,300 2,182
Mitsubishi Corp 159,300 4,774
Mitsui & Co Ltd 123,000 3,840
Rexel SA 11,449 477
SGH Ltd 10,491 297
Sumitomo Corp 211,400 2,360
Toyota Tsusho Corp 33,400 1,550
$ 20,619
Diversified Financial Services - 1 .75%
AerCap Holdings NV 8,152 1,190
Amundi SA
(f)
3,193 349
ASX Ltd 10,016 403
Daiwa Securities Group Inc 65,800 756
Deutsche Boerse AG 9,452 3,159
Euronext NV
(f)
4,011 759
Futu Holdings Ltd ADR 2,313 282
Hong Kong Exchanges & Clearing Ltd 62,600 3,384
Japan Exchange Group Inc 50,400 704
Julius Baer Group Ltd 10,826 1,005
London Stock Exchange Group PLC 22,870 2,772
Mitsubishi HC Capital Inc 45,100 393
Nomura Holdings Inc
(d)
152,700 1,555
ORIX Corp 57,000 2,218
SBI Holdings Inc 27,680 572
Schroders PLC 42,323 334
Singapore Exchange Ltd 42,100 843
$ 20,678

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 3 .00%
BKW AG 1,027 $ 159
Chubu Electric Power Co Inc 35,100 630
CLP Holdings Ltd 85,500 857
Contact Energy Ltd 49,229 255
E.ON SE 116,836 2,413
EDP Renewables SA 16,409 260
EDP SA 153,914 836
Elia Group SA/NV 2,252 335
Endesa SA 16,377 800
Enel SpA 396,805 4,339
Engie SA 92,615 2,646
Enlight Renewable Energy Ltd
(e)
7,315 571
Fortum Oyj 23,132 556
Hikari Tsushin Inc 900 228
Iberdrola SA 322,830 7,516
Kansai Electric Power Co Inc/The 49,800 874
Meridian Energy Ltd 68,038 223
National Grid PLC 258,944 4,085
OPC Energy Ltd
(e)
8,959 298
Origin Energy Ltd 88,834 739
Orsted AS
(e),(f)
24,301 512
Power Assets Holdings Ltd 72,500 557
Redeia Corp SA 20,923 371
RWE AG 33,487 2,278
SSE PLC 63,093 2,074
Terna - Rete Elettrica Nazionale 72,550 820
Verbund AG 3,511 242
$ 35,474
Electrical Components & Equipment - 2 .14%
ABB Ltd 80,645 7,897
Fujikura Ltd 78,500 2,677
Furukawa Electric Co Ltd 33,900 842
Legrand SA 13,293 2,109
Prysmian SpA 14,529 2,031
Schneider Electric SE 28,606 9,791
$ 25,347
Electronics - 1 .31%
Assa Abloy AB 50,787 1,890
Halma PLC 19,276 937
Hoya Corp 17,400 2,664
Ibiden Co Ltd 12,200 1,541
Kyocera Corp 61,400 1,397
MINEBEA MITSUMI Inc 17,200 361
Murata Manufacturing Co Ltd 84,300 3,746
SCREEN Holdings Co Ltd 8,100 682
TDK Corp 98,700 1,890
Yokogawa Electric Corp 11,500 366
$ 15,474
Energy - Alternate Sources - 0 .14%
Vestas Wind Systems A/S 50,416 1,672
Engineering & Construction - 1 .16%
Acciona SA 1,212 294
ACS Actividades de Construccion y Servicios SA 9,509 1,125
Aena SME SA
(f)
39,030 1,196
Aeroports de Paris SA 1,674 210
Auckland International Airport Ltd 87,408 458
Bouygues SA 11,643 597
Cellnex Telecom SA
(e),(f)
24,631 756
CK Infrastructure Holdings Ltd 32,000 266
Eiffage SA 3,539 447
Ferrovial NV 24,701 1,445
HOCHTIEF AG 768 372
Kajima Corp 20,700 624
Keppel Ltd 74,700 680
Obayashi Corp 32,600 608
Shimizu Corp 25,700 382
Skanska AB 17,142 486
Taisei Corp 7,400 579
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 24,480 $ 3,210
$ 13,735
Entertainment - 0 .37%
Aristocrat Leisure Ltd 28,096 1,222
Evolution AB
(e),(f)
5,702 494
Lottery Corp Ltd/The 114,772 409
Oriental Land Co Ltd/Japan
(d)
56,400 1,068
Toho Co Ltd/Tokyo 27,100 268
Universal Music Group NV 55,014 935
$ 4,396
Food - 2 .78%
Aeon Co Ltd 112,200 953
Ajinomoto Co Inc 44,600 1,499
Barry Callebaut AG 187 258
Carrefour SA 30,374 552
Chocoladefabriken Lindt & Spruengli AG - PC 48 519
Chocoladefabriken Lindt & Spruengli AG - REG 5 558
Coles Group Ltd 69,897 1,203
Danone SA 32,894 2,453
J Sainsbury PLC 86,407 389
Jeronimo Martins SGPS SA 14,599 305
Kerry Group PLC 8,295 809
Kesko Oyj 14,082 367
Kikkoman Corp 34,800 399
Koninklijke Ahold Delhaize NV 45,881 1,633
Lotus Bakeries NV 21 311
Magnum Ice Cream Co NV/The
(e)
25,253 518
Marks & Spencer Group PLC 106,077 562
Mowi ASA 22,860 502
Nestle SA 134,082 13,043
Orkla ASA
(e)
38,153 389
Salmar ASA 3,529 215
Seven & i Holdings Co Ltd 96,600 1,223
Tesco PLC 326,214 2,020
WH Group Ltd
(f)
404,500 382
Woolworths Group Ltd 63,572 1,834
$ 32,896
Food Service - 0 .25%
Compass Group PLC 88,491 2,669
Sodexo SA 4,068 273
$ 2,942
Forest Products & Paper - 0 .06%
UPM-Kymmene Oyj 27,212 760
Gas - 0 .29%
Centrica PLC 237,457 497
Hong Kong & China Gas Co Ltd 575,387 528
Italgas SpA 31,422 321
Naturgy Energy Group SA 21,654 740
Osaka Gas Co Ltd 16,900 609
Snam SpA 103,981 700
$ 3,395
Hand & Machine Tools - 0 .34%
Fuji Electric Co Ltd 7,100 610
Makita Corp 11,300 373
NIDEC CORP 43,000 692
Schindler Holding AG - PC 2,102 683
Schindler Holding AG - REG 1,056 335
Techtronic Industries Co Ltd 74,000 1,273
$ 3,966
Healthcare - Products - 1 .17%
Alcon AG 25,355 1,836
Coloplast A/S 6,504 462
Demant A/S
(e)
4,188 187
EssilorLuxottica SA 15,100 2,802
Fisher & Paykel Healthcare Corp Ltd 30,280 795
FUJIFILM Holdings Corp 57,900 1,221
Koninklijke Philips NV 40,920 1,090
Olympus Corp 55,500 733

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
QIAGEN NV 10,662 $ 460
Sartorius Stedim Biotech 1,507 343
Siemens Healthineers AG
(f)
17,448 790
Smith & Nephew PLC 39,416 564
Sonova Holding AG 2,561 734
Straumann Holding AG 5,756 668
Terumo Corp 69,900 1,102
$ 13,787
Healthcare - Services - 0 .41%
BioMerieux 2,011 175
Eurofins Scientific SE 5,725 482
Fresenius Medical Care AG 9,434 431
Fresenius SE & Co KGaA 21,983 1,151
Lonza Group AG 3,655 2,605
$ 4,844
Holding Companies - Diversified - 0 .06%
Jardine Matheson Holdings Ltd 8,468 499
Swire Pacific Ltd 18,000 244
$ 743
Home Builders - 0 .07%
Daiwa House Industry Co Ltd 29,200 852
Home Furnishings - 0 .93%
Panasonic Holdings Corp 121,300 3,382
Rational AG 266 194
Sony Group Corp 302,700 7,480
$ 11,056
Insurance - 5 .65%
Admiral Group PLC 13,424 728
Aegon Ltd 63,445 585
Ageas SA/NV 7,514 659
AIA Group Ltd 538,600 5,207
Allianz SE 19,796 10,324
ASR Nederland NV 8,087 682
Aviva PLC 156,195 1,531
AXA SA 81,605 4,075
Daiichi Life Group Inc 179,100 2,048
Generali 37,934 1,962
Gjensidige Forsikring ASA 10,311 312
Hannover Rueck SE 3,170 947
Harel Insurance Investments & Financial Services
Ltd
6,217 402
Helvetia Baloise Holding AG 4,010 1,062
Insurance Australia Group Ltd 115,542 649
Japan Post Holdings Co Ltd 80,400 1,244
Japan Post Insurance Co Ltd 26,800 283
Legal & General Group PLC 266,249 1,045
M&G PLC 118,013 556
Mapfre SA 47,639 247
Medibank Pvt Ltd 142,013 492
MS&AD Insurance Group Holdings Inc 62,500 1,985
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
6,607 3,971
NN Group NV 13,686 1,237
Phoenix Financial Ltd 11,754 737
Prudential PLC 130,333 1,773
QBE Insurance Group Ltd 77,718 1,236
Sampo Oyj 124,334 1,401
Sompo Holdings Inc 42,450 1,809
Standard Life PLC 36,319 459
Suncorp Group Ltd 55,836 753
Swiss Life Holding AG 1,418 1,609
Swiss Re AG 15,548 2,696
T&D Holdings Inc 22,900 695
Talanx AG 3,123 452
Tokio Marine Holdings Inc 93,100 4,470
Tryg A/S 15,620 373
Unipol Assicurazioni SpA 18,496 606
Zurich Insurance Group AG 7,673 5,615
$ 66,917
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 0 .90%
Delivery Hero SE
(e),(f)
7,113 $ 302
Grab Holdings Ltd
(e)
122,675 434
LY Corp 135,700 473
Prosus NV
(e)
62,582 2,788
Rakuten Group Inc
(e)
73,900 357
Sea Ltd ADR
(e)
19,384 2,200
Spotify Technology SA
(e)
7,640 4,153
$ 10,707
Investment Companies - 0 .58%
Eurazeo SE 1 —
EXOR NV 4,596 391
Groupe Bruxelles Lambert NV 3,716 319
Industrivarden AB - A Shares 5,584 316
Industrivarden AB - C Shares 8,429 472
Infratil Ltd 47,263 404
Investor AB - B Shares 90,072 3,875
L E Lundbergforetagen AB 3,917 240
Sofina SA 812 233
Washington H Soul Pattinson & Co Ltd 17,629 561
$ 6,811
Iron & Steel - 0 .32%
ArcelorMittal SA 22,182 1,653
Fortescue Ltd 84,120 1,065
Nippon Steel Corp
(d)
251,685 1,055
$ 3,773
Leisure Products & Services - 0 .21%
Amadeus IT Group SA 21,897 1,484
Shimano Inc 3,600 448
Yamaha Motor Co Ltd 47,000 560
$ 2,492
Lodging - 0 .20%
Accor SA 9,680 521
Galaxy Entertainment Group Ltd 100,000 435
InterContinental Hotels Group PLC 7,347 1,179
Sands China Ltd 124,800 222
$ 2,357
Machinery - Construction & Mining - 2 .10%
Epiroc AB - A Shares 32,466 894
Epiroc AB - B Shares 20,108 471
Hitachi Ltd 230,200 7,815
Komatsu Ltd 45,100 2,086
Metso Oyj 33,433 691
Mitsubishi Heavy Industries Ltd 166,800 4,042
Sandvik AB 53,855 2,158
Siemens Energy AG 40,331 6,643
$ 24,800
Machinery - Diversified - 1 .62%
Atlas Copco AB - A Shares 131,046 2,813
Atlas Copco AB - B Shares 77,167 1,434
Beijer Ref AB 22,414 324
Daifuku Co Ltd 16,600 598
Ebara Corp 23,700 686
FANUC Corp 48,600 1,821
GEA Group AG 7,554 588
Hexagon AB 108,044 1,126
Keyence Corp 9,760 5,085
Kone Oyj 16,509 1,010
Kubota Corp 47,400 865
Lifco AB 11,134 368
SMC Corp 2,800 1,227
Spirax Group PLC 3,797 361
Wartsila OYJ Abp 25,405 821
$ 19,127
Media - 0 .10%
Informa PLC 66,386 801
Pearson PLC 24,209 401
$ 1,202

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .17%
SKF AB 17,589 $ 509
Tenaris SA 16,900 472
VAT Group AG
(f)
1,405 1,043
$ 2,024
Mining - 3 .17%
Anglo American PLC 55,176 3,128
Antofagasta PLC 18,131 967
BHP Group Ltd 264,435 12,437
Boliden AB 14,936 879
Endeavour Mining PLC 10,974 685
Evolution Mining Ltd 105,697 1,126
Fresnillo PLC 9,679 406
Glencore PLC 488,673 3,900
JX Advanced Metals Corp 28,500 665
Lynas Rare Earths Ltd
(e)
46,710 527
Mitsui Kinzoku Co Ltd 2,800 507
Norsk Hydro ASA 67,582 682
Northern Star Resources Ltd 70,358 1,189
PLS Group Ltd
(e)
163,716 632
Rio Tinto Ltd 19,349 2,418
Rio Tinto PLC 55,515 5,690
South32 Ltd 231,350 851
Sumitomo Metal Mining Co Ltd 12,500 862
$ 37,551
Miscellaneous Manufacturers - 1 .37%
Alfa Laval AB 15,204 910
Alstom SA
(e)
17,866 340
Diploma PLC 6,989 687
Indutrade AB 14,087 370
Knorr-Bremse AG 3,388 414
Siemens AG 37,644 12,479
Smiths Group PLC 15,512 542
Trelleborg AB 9,965 467
$ 16,209
Office & Business Equipment - 0 .10%
Canon Inc 41,700 1,216
Oil & Gas - 3 .60%
Aker BP ASA 16,294 625
BP PLC 817,176 5,845
ENEOS Holdings Inc 135,030 1,126
Eni SpA 94,546 2,585
Equinor ASA 34,213 1,467
Galp Energia SGPS SA 20,315 508
Idemitsu Kosan Co Ltd 38,205 338
Inpex Corp 46,100 1,139
Neste Oyj 21,814 815
OMV AG 7,592 607
Repsol SA 57,523 1,835
Santos Ltd 170,676 995
Shell PLC 289,489 13,263
TotalEnergies SE 100,926 8,893
Var Energi ASA 48,716 260
Woodside Energy Group Ltd 98,933 2,302
$ 42,603
Packaging & Containers - 0 .03%
Stora Enso Oyj 28,715 337
Pharmaceuticals - 7 .25%
Abivax SA
(e)
3,405 383
Astellas Pharma Inc 89,500 1,327
AstraZeneca PLC 78,698 12,687
Bayer AG 51,125 2,910
Chugai Pharmaceutical Co Ltd 35,000 1,515
Daiichi Sankyo Co Ltd 87,300 1,563
Eisai Co Ltd 13,300 395
Galderma Group AG
(e)
9,594 1,989
GSK PLC 210,522 5,295
Ipsen SA 1,763 334
Kyowa Kirin Co Ltd 12,100 199
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Merck KGaA 6,725 $ 1,082
Novartis AG 95,302 14,496
Novo Nordisk A/S 167,600 7,590
Orion Oyj 5,639 517
Otsuka Holdings Co Ltd 21,900 1,680
Recordati Industria Chimica e Farmaceutica SpA 4,354 266
Roche Holding AG 1,542 687
Roche Holding AG 36,561 15,938
Sandoz Group AG 21,752 1,827
Sanofi SA 56,863 5,056
Shionogi & Co Ltd 39,700 722
Sigma Healthcare Ltd 267,874 516
Takeda Pharmaceutical Co Ltd 83,600 3,022
Teva Pharmaceutical Industries Ltd ADR
(e)
60,596 2,184
UCB SA 6,326 1,584
$ 85,764
Pipelines - 0 .04%
APA Group 67,817 529
Private Equity - 0 .35%
3i Group PLC 49,986 1,892
CapitaLand Investment Ltd/Singapore 120,700 251
CVC Capital
Partners
PLC
(f)
11,438 192
EQT AB 22,371 775
Partners Group Holding AG 1,112 1,007
$ 4,117
Real Estate - 0 .78%
Azrieli Group Ltd 2,290 303
CK Asset Holdings Ltd 92,132 531
Daito Trust Construction Co Ltd 14,800 309
Henderson Land Development Co Ltd 68,982 236
Hongkong Land Holdings Ltd 50,829 414
Hulic Co Ltd 23,500 262
Mitsubishi Estate Co Ltd 54,700 1,288
Mitsui Fudosan Co Ltd 130,400 1,233
REA Group Ltd
(d)
2,554 324
Sekisui House Ltd 30,500 658
Sino Land Co Ltd 199,073 262
Sumitomo Realty & Development Co Ltd 31,200 647
Sun Hung Kai Properties Ltd 68,000 1,004
Swiss Prime Site AG 4,140 640
Vonovia SE
(d)
37,898 844
Wharf Real Estate Investment Co Ltd 79,000 310
$ 9,265
REITs - 0 .66%
CapitaLand Ascendas REIT 216,350 417
CapitaLand Integrated Commercial Trust 331,229 616
Covivio SA/France 2,708 157
Gecina SA 2,237 178
Goodman Group 103,833 2,059
Klepierre SA 11,569 503
Land Securities Group PLC 39,151 361
Link REIT 134,640 664
Nippon Building Fund Inc 390 308
Scentre Group 268,992 691
Segro PLC 64,028 825
Unibail-Rodamco-Westfield
(e)
5,681 643
Vicinity Ltd 201,619 359
$ 7,781
Retail - 2 .23%
Associated British Foods PLC 14,848 410
Avolta AG
(e)
4,807 271
Cie Financiere Richemont SA 27,976 6,658
CK Hutchison Holdings Ltd 139,632 1,247
Fast Retailing Co Ltd 9,500 4,286
H & M Hennes & Mauritz AB 22,229 406
Industria de Diseno Textil SA 56,766 3,816
Kingfisher PLC 88,327 373
Moncler SpA 11,553 631
Next PLC 5,909 1,236

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Nitori Holdings Co Ltd 20,500 $ 391
Pan Pacific International Holdings Corp 97,900 494
Pandora A/S 3,903 515
Ryohin Keikaku Co Ltd 26,400 715
Swatch Group AG/The - BR 1,493 346
Tokyo Gas Co Ltd 15,400 595
Wesfarmers Ltd 59,080 3,358
Zalando SE
(e),(f)
10,419 296
Zensho Holdings Co Ltd
(d)
4,800 354
$ 26,398
Semiconductors - 6 .12%
Advantest Corp 38,100 7,974
ASM International NV 2,438 2,293
ASML Holding NV 20,199 34,258
BE Semiconductor Industries NV 3,693 841
Disco Corp 4,500 1,615
Infineon Technologies AG 67,960 4,430
Kioxia Holdings Corp
(e)
20,000 6,184
Kokusai Electric Corp 11,400 627
Lasertec Corp 4,000 836
Nova Ltd
(e)
1,655 581
Renesas Electronics Corp 90,000 1,882
STMicroelectronics NV 32,886 1,646
Tokyo Electron Ltd 23,100 8,085
Tower Semiconductor Ltd
(e)
5,816 1,197
$ 72,449
Shipbuilding - 0 .04%
Yangzijiang Shipbuilding Holdings Ltd 133,000 505
Software - 1 .54%
Capcom Co Ltd 14,100 376
Dassault Systemes SE 34,585 916
Konami Group Corp 5,000 690
Nebius Group NV
(e)
10,511 2,169
Nemetschek SE 3,006 244
Nexon Co Ltd 16,500 327
Pro Medicus Ltd 2,963 379
Sage Group PLC/The 47,060 688
SAP SE 52,743 11,608
WiseTech Global Ltd 10,395 300
Xero Ltd
(e)
8,436 500
$ 18,197
Telecommunications - 2 .98%
Airtel Africa PLC
(f)
37,893 169
BT Group PLC 301,204 834
Deutsche Telekom AG 176,667 5,806
Elisa Oyj 7,331 299
HKT Trust & HKT Ltd 178,980 279
KDDI Corp 151,200 2,793
Koninklijke KPN NV 201,139 966
Millicom International Cellular SA 4,884 458
Nokia OYJ 261,472 2,659
NTT Inc 1,568,900 1,692
Orange SA 96,900 1,733
Singapore Telecommunications Ltd 382,600 1,364
SoftBank Corp 1,499,200 2,221
SoftBank Group Corp 193,200 6,224
Swisscom AG
(e)
1,348 1,043
Tele2 AB 26,750 474
Telecom Italia SpA/Milano
(e)
88,045 801
Telefonaktiebolaget LM Ericsson 137,550 1,393
Telefonica SA 193,684 819
Telenor ASA 31,750 465
Telia Co AB 121,655 553
Telstra Group Ltd 203,131 679
Vodafone Group PLC 928,673 1,488
$ 35,212
COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .38%
Bandai Namco Holdings Inc 26,000 $ 931
Nintendo Co Ltd 56,900 3,207
Sanrio Co Ltd 50,300 406
$ 4,544
Transportation - 1 .16%
AP Moller - Maersk A/S - A 125 404
AP Moller - Maersk A/S - B 172 576
Central Japan Railway Co 39,100 969
DHL AG 47,877 3,110
DSV A/S 10,010 2,103
East Japan Railway Co 50,600 1,129
Getlink SE 13,006 285
Hankyu Hanshin Holdings Inc 12,000 353
InPost SA
(e)
12,890 233
Kawasaki Kisen Kaisha Ltd 17,900 372
Kuehne + Nagel International AG 2,493 665
Mitsui OSK Lines Ltd
(d)
17,500 766
MTR Corp Ltd
(d)
79,000 325
Nippon Yusen KK 19,500 858
Poste Italiane SpA 23,572 761
SITC International Holdings Co Ltd 70,000 426
West Japan Railway Co 20,800 392
$ 13,727
Water - 0 .21%
Severn Trent PLC 13,971 592
United Utilities Group PLC 39,037 752
Veolia Environnement SA 30,911 1,168
$ 2,512
TOTAL COMMON STOCKS $ 1,149,998
PREFERRED STOCKS - 0 .22 % Shares Held Value (000's)
Automobile Manufacturers - 0 .13%
Dr Ing hc F Porsche AG 1.01%
(d)
5,869 $ 308
Porsche Automobil Holding SE 1.51% 7,893 260
Volkswagen AG 5.26%
(d)
10,837 970
$ 1,538
Consumer Products - 0 .06%
Henkel AG & Co KGaA 2.07% 7,957 701
Electronics - 0 .03%
Sartorius AG 0.74% 1,316 379
TOTAL PREFERRED STOCKS $ 2,618
Total Investments $ 1,185,700
Other Assets and Liabilities -  (0.20)% (2,331)
TOTAL NET ASSETS - 100.00% $ 1,183,369
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8,361 or
0.71% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,738 or 0.65% of net assets.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,967 or 0.84% of net assets.

Schedule of Investments
International Equity Index Fund
August 31, 2026
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 8,776 $ 1,236,922 $ 1,237,001 $ 8,697
$ 8,776 $ 1,236,922 $ 1,237,001 $ 8,697
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 207 $ — $ — $ —
$ 207 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2026 Long 17 $ 2,744 $ 73
Total $ 73
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 1 .84 % Shares Held Value (000's)
Money Market Funds - 1 .84%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
1,907,070 $ 1,907
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(c)
3,625,446 3,625
$ 5,532
TOTAL INVESTMENT COMPANIES $ 5,532
COMMON STOCKS - 98 .86 % Shares Held Value (000's)
Apparel - 0 .93%
Gildan Activewear Inc 53,900 $ 2,811
Automobile Parts & Equipment - 1 .19%
Nifco Inc/Japan 108,200 3,575
Banks - 7 .95%
Banca Mediolanum SpA 177,942 4,969
Banco Comercial Portugues SA 2,967,360 3,854
BAWAG Group AG
(d)
19,244 4,014
Judo Capital Holdings Ltd
(e)
2,152,798 1,562
Mebuki Financial Group Inc 496,500 5,276
Yokohama Financial Group Inc 348,900 4,235
$ 23,910
Beverages - 1 .10%
Lifedrink Co Inc 158,200 1,537
Royal Unibrew A/S 26,553 1,762
$ 3,299
Chemicals - 1 .91%
Croda International PLC 87,659 4,075
Fuso Chemical Co Ltd 56,100 1,043
SOL SpA 9,589 627
$ 5,745
Commercial Services - 3 .09%
BOYD GROUP SERVICES INC 38,900 3,379
Elis SA 134,998 3,753
Securitas AB 135,556 2,147
$ 9,279
Computers - 2 .90%
BayCurrent Inc 85,600 4,393
Computacenter PLC 56,593 4,319
$ 8,712
Distribution & Wholesale - 2 .42%
Rexel SA 76,888 3,205
Sojitz Corp 116,400 4,063
$ 7,268
Diversified Financial Services - 1 .58%
flatexDEGIRO SE 106,825 4,744
Electric - 3 .00%
Algonquin Power & Utilities Corp 533,000 3,019
Hera SpA 713,444 3,156
Tohoku Electric Power Co Inc 340,900 2,833
$ 9,008
Electrical Components & Equipment - 1 .23%
SWCC Corp 39,900 3,695
Electronics - 4 .10%
Anritsu Corp 111,500 2,372
Azbil Corp 200,600 1,911
Comet Holding AG 5,466 2,246
NKT A/S
(e)
25,089 3,565
Taiyo Yuden Co Ltd 39,200 2,228
$ 12,322
Engineering & Construction - 3 .48%
Balfour Beatty PLC 307,820 3,650
Enav SpA
(d)
285,525 1,660
Kandenko Co Ltd 99,700 3,410
Stantec Inc 24,090 1,756
$ 10,476
Environmental Control - 1 .05%
Cleanaway Waste Management Ltd 1,691,397 3,148
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4 .36%
AGT Food & Ingredients Inc
(f)
118,700 $ 1,649
Cranswick PLC 51,614 3,756
DFI Retail Group Holdings Ltd 427,800 1,586
Kotobuki Spirits Co Ltd 152,000 2,640
Toyo Suisan Kaisha Ltd 53,200 3,488
$ 13,119
Healthcare - Products - 3 .24%
Asahi Intecc Co Ltd 84,500 1,994
Convatec Group PLC
(d)
728,683 2,225
Menicon Co Ltd 146,900 1,755
QIAGEN NV 55,725 2,412
Smith & Nephew PLC 95,544 1,366
$ 9,752
Home Furnishings - 1 .24%
De' Longhi SpA 41,129 2,022
JVCKenwood Corp 263,100 1,695
$ 3,717
Insurance - 3 .15%
ASR Nederland NV 38,734 3,264
AUB Group Ltd 128,877 2,684
Phoenix Financial Ltd 56,023 3,515
$ 9,463
Internet - 1 .20%
Scout24 SE
(d)
39,185 3,622
Investment Companies - 0 .62%
Rosebank Industries PLC
(e)
399,779 1,879
Iron & Steel - 2 .44%
Japan Steel Works Ltd/The 43,200 1,985
thyssenkrupp AG 319,991 5,357
$ 7,342
Lodging - 0 .93%
MGM China Holdings Ltd 2,184,400 2,796
Machinery - Diversified - 4 .22%
IMI PLC 108,549 4,522
KION Group AG 51,615 2,646
Nabtesco Corp 99,000 2,832
Organo Corp 33,200 2,678
$ 12,678
Media - 0 .70%
TV Asahi Holdings Corp 107,100 2,101
Mining - 7 .74%
Aris Mining Corp
(e)
164,100 3,281
FireFly Metals Ltd
(e)
1,716,681 2,235
Genesis Minerals Ltd
(e)
569,629 3,350
Novagold Resources Inc
(e)
261,800 2,252
OR Royalties Inc 72,600 2,681
Osisko Gold Group Inc
(e),(f)
980,033 2,998
PLS Group Ltd
(e)
912,450 3,523
Solaris Resources Inc
(e)
338,700 2,935
$ 23,255
Miscellaneous Manufacturers - 3 .35%
Amano Corp 68,400 1,694
Chemring Group PLC 397,709 2,939
Nisshinbo Holdings Inc 178,600 2,549
Trelleborg AB 61,307 2,874
$ 10,056
Office & Business Equipment - 0 .98%
Canon Marketing Japan Inc 126,100 2,944
Oil & Gas - 2 .34%
Tamarack Valley Energy Ltd 312,100 3,053
Whitecap Resources Inc 306,580 3,973
$ 7,026
Oil & Gas Services - 1 .29%
SBM Offshore NV 94,911 3,883
Packaging & Containers - 1 .14%
Toyo Seikan Group Holdings Ltd 122,100 3,434

Schedule of Investments
International Small Company Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 1 .79%
Abivax SA ADR
(e)
10,779 $ 1,204
ALK-Abello A/S 55,844 1,810
Ascendis Pharma A/S
(e)
6,079 1,599
Zealand Pharma A/S
(e)
16,794 781
$ 5,394
Pipelines - 1 .68%
Gaztransport Et Technigaz SA 6,574 1,607
Gibson Energy Inc 152,600 3,434
$ 5,041
Real Estate - 2 .87%
CTP NV
(d)
176,800 2,926
TAG Immobilien AG 180,796 2,649
Tokyo Tatemono Co Ltd 141,600 3,045
$ 8,620
REITs - 5 .17%
Hammerson PLC 390,302 1,976
Invincible Investment Corp 6,622 2,574
KDX Realty Investment Corp 2,659 2,478
Keppel DC REIT 1,617,896 2,799
Merlin Properties Socimi SA 207,967 3,228
Stockland 794,077 2,479
$ 15,534
Retail - 4 .98%
Aritzia Inc
(e)
22,310 2,126
Food & Life Cos Ltd 115,800 4,261
Grafton Group PLC 266,232 3,722
JINS Holdings Inc
(f)
45,900 1,719
Monogatari Corp/The 86,800 3,154
$ 14,982
Semiconductors - 1 .95%
Nova Ltd
(e)
5,020 1,749
Tokyo Ohka Kogyo Co Ltd 45,100 2,402
Ulvac Inc 36,890 1,713
$ 5,864
Software - 2 .70%
Cellebrite DI Ltd
(e)
201,609 2,419
Descartes Systems Group Inc/The
(e)
45,300 3,645
Embracer Group AB
(e)
276,333 2,066
$ 8,130
Telecommunications - 0 .68%
Gamma Communications PLC 133,938 2,058
Transportation - 2 .17%
Hiab Oyj 50,752 3,713
Kamigumi Co Ltd 91,700 2,803
$ 6,516
TOTAL COMMON STOCKS $ 297,198
Total Investments $ 302,730
Other Assets and Liabilities -  (0.70)% (2,113)
TOTAL NET ASSETS - 100.00% $ 300,617
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,907 or
0.63% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,447 or 4.81% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,815 or 0.60% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 6,520 $ 303,908 $ 306,803 $ 3,625
$ 6,520 $ 303,908 $ 306,803 $ 3,625
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 140 $ — $ — $ —
$ 140 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 0 .82 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .82%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 6 —
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
26,778 662
VanEck High Yield Muni ETF 14,241 712
VanEck Short High Yield Muni ETF 1,000 23
$ 1,503
TOTAL INVESTMENT COMPANIES $ 1,503
COMMON STOCKS - 0 .01 % Shares Held Value (000's)
Transportation - 0 .01%
BL Train Holdings West LLC - Warrants
(a),(b)
21,024 $ 11
TOTAL COMMON STOCKS $ 11
MUNICIPAL BONDS - 104 .80%
Principal
Amount (000's) Value (000's)
Alabama - 7 .79%
Baldwin County Industrial Development Authority
4.62%, 06/01/2055
(c),(d)
$ 1,000 $ 1,007
Black Belt Energy Gas District
5.00%, 11/01/2036 1,500 1,550
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 1,800 1,838
Lower Alabama Gas District/The
5.00%, 09/01/2046 3,355 3,363
Mobile County Industrial Development Authority
4.75%, 12/01/2054 1,500 1,379
5.00%, 06/01/2054 2,500 2,372
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
2,760 2,785
$ 14,294
Arizona - 1 .91%
Arizona Industrial Development Authority
2.00%, 01/01/2059 1,183 158
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(d)
1,000 847
Navajo Nation
5.50%, 12/01/2030
(d)
2,500 2,503
$ 3,508
Arkansas - 2 .88%
Arkansas Development Finance Authority
4.88%, 07/01/2056
(c),(d)
2,000 2,066
5.45%, 09/01/2052 1,000 1,009
7.00%, 07/01/2048
(d)
2,000 2,213
$ 5,288
California - 9 .58%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2052
(e)
1,000 1,013
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 04/01/2051 2,200 2,402
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c),(d)
480 305
California Pollution Control Financing Authority
5.00%, 07/01/2038
(d)
1,115 1,181
California Public Finance Authority
6.50%, 06/01/2054
(d)
5,000 4,805
6.75%, 07/01/2065
(d)
3,500 3,722
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,020
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(f)
1,421 1,487
La Verne Public Financing Authority
7.25%, 09/01/2026 80 80
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2049 $ 1,500 $ 1,549
$ 17,567
Colorado - 0 .50%
Regional Transportation District
4.00%, 07/15/2040 1,000 922
Connecticut - 1 .01%
Aquarion Water Authority (credit support from
Build America Mutual Assurance Corp )
0.00%, 08/01/2046
(a),(e)
390 144
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
1,700 1,714
$ 1,858
Florida - 14 .43%
Capital Trust Authority
4.50%, 06/15/2033
(d)
1,250 1,249
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
3,000 2,960
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055 1,000 1,011
County of Miami-Dade Seaport Department
5.00%, 10/01/2056
(g)
2,000 1,956
County of Palm Beach FL
5.75%, 10/01/2065
(d)
1,000 1,014
Florida Development Finance Corp
4.38%, 10/01/2054
(c),(d)
2,000 1,997
4.45%, 07/01/2037
(c),(d)
2,000 1,999
4.55%, 06/01/2046
(c),(d)
1,000 990
5.25%, 08/01/2029
(d)
1,000 1,026
5.25%, 08/01/2055 1,000 1,011
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
2,000 2,035
5.50%, 11/01/2037 1,500 1,588
Miami-Dade County Educational Facilities
Authority
5.00%, 04/01/2053 1,000 1,000
Ocean Highway & Port Authority
5.50%, 12/01/2049
(d)
1,500 1,189
Palm Beach County Health Facilities Authority
5.75%, 11/01/2050 1,000 1,026
7.00%, 11/15/2066
(d),(g)
1,000 984
7.63%, 05/15/2058 1,000 1,100
Village Community Development District No 15
4.80%, 05/01/2055
(d)
1,485 1,374
Village Community Development District No 16
5.13%, 05/01/2056 1,000 969
$ 26,478
Georgia - 3 .95%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(d)
4,000 3,657
5.50%, 04/01/2039
(d)
2,000 2,021
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,528 1,573
$ 7,251
Illinois - 3 .70%
City of Chicago IL
6.00%, 01/01/2050 2,000 2,060
Illinois State Toll Highway Authority
5.00%, 01/01/2047
(f)
600 617
5.25%, 01/01/2043
(f)
1,500 1,586
State of Illinois
5.50%, 05/01/2047 1,435 1,483
5.50%, 04/01/2051 1,000 1,040
$ 6,786

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2026
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana - 0 .43%
City of Whiting IN
3.00%, 11/01/2051 $ 1,145 $ 792
Kansas - 0 .55%
City of Wichita KS
6.00%, 05/15/2054 1,000 1,012
Kentucky - 0 .53%
City of Henderson KY
4.45%, 01/01/2042
(d)
1,000 968
Louisiana - 3 .23%
City of New Orleans LA
5.75%, 12/01/2055 1,000 1,057
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(d)
700 657
5.50%, 11/01/2039
(d)
400 404
5.65%, 11/01/2037
(d)
600 615
Parish of St James LA
6.35%, 10/01/2040
(d)
3,000 3,190
$ 5,923
Maine - 0 .57%
Finance Authority of Maine
5.00%, 08/01/2035
(d)
1,000 1,040
Maryland - 0 .85%
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(a),(e)
1,500 421
Tender Option Bond Trust Receipts/Certificates
3.22%, 07/01/2032
(c),(d)
1,140 1,140
$ 1,561
Massachusetts - 0 .66%
Massachusetts Development Finance Agency
5.50%, 07/01/2066
(d)
1,250 1,203
Michigan - 0 .82%
Michigan Strategic Fund
5.50%, 10/01/2053
(d)
1,500 1,495
Mississippi - 0 .27%
Mississippi Business Finance Corp
3.00%, 12/01/2030
(c)
200 200
3.00%, 12/01/2030
(c)
295 295
$ 495
Montana - 0 .76%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,401
Nevada - 1 .12%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
1,400 1,424
5.25%, 07/01/2049
(f)
600 620
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(d)
702 —
$ 2,044
New Hampshire - 0 .54%
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(e)
1,000 993
New Jersey - 0 .56%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,029
New York - 16 .12%
Genesee County Funding Corp/The
5.50%, 12/01/2055 1,000 1,022
Hempstead Town Local Development Corp
5.00%, 10/01/2056 1,000 925
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.50%, 05/01/2042 $ 1,000 $ 1,067
New York State Dormitory Authority
5.00%, 10/01/2048
(f)
500 537
5.00%, 10/01/2050
(f)
1,000 1,064
5.25%, 10/01/2049 2,000 2,018
5.50%, 05/01/2049 3,200 3,250
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(c),(d)
1,000 1,043
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 919
5.00%, 01/01/2034 1,000 1,015
5.38%, 08/01/2036 1,050 1,084
5.63%, 04/01/2040 1,000 1,053
6.00%, 06/30/2054 1,100 1,129
6.00%, 06/30/2059 2,000 2,091
New York Transportation Development Corp (credit
support from Assured Guaranty )
5.50%, 06/30/2044
(e)
1,210 1,254
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
3,000 3,179
Suffolk Regional Off-Track Betting Corp
6.00%, 12/01/2053 3,000 3,040
Tender Option Bond Trust Receipts/Certificates
3.15%, 12/01/2032
(c),(d)
500 500
Westchester County Local Development Corp
6.50%, 12/01/2065
(d)
1,500 1,537
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(d)
2,000 1,844
$ 29,571
North Carolina - 0 .55%
Columbus County Industrial Facilities & Pollution
Control Financing Authority
4.20%, 05/01/2034 1,000 1,011
Ohio - 3 .37%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 1,520 1,160
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(d)
800 602
4.50%, 12/01/2055
(d)
1,210 952
County of Hamilton OH
5.50%, 08/01/2051 1,000 991
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(d)
1,000 925
Port of Greater Cincinnati Development Authority
5.75%, 03/01/2059
(d)
1,000 953
State of Ohio
2.55%, 01/15/2045
(c)
600 600
$ 6,183
Oklahoma - 0 .54%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 991
Oregon - 0 .50%
City of Eugene OR Electric Utility System Revenue
5.00%, 08/01/2055 900 915
Pennsylvania - 5 .82%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 984
Pennsylvania Economic Development Financing
Authority
5.45%, 01/01/2051
(c),(d)
2,000 2,142
5.45%, 03/01/2056
(c),(d)
1,500 1,559
5.50%, 11/01/2044 2,000 1,971
6.88%, 09/01/2047
(d)
2,000 2,240
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,771
$ 10,667

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2026
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Puerto Rico - 2 .43%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
$ 133 $ 97
0.00%, 11/01/2043
(a),(c)
397 283
4.00%, 07/01/2037 80 77
4.00%, 07/01/2046 113 100
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.75%, 01/01/2045 1,480 1,654
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,325 2,253
$ 4,464
South Carolina - 0 .47%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
2,000 220
5.25%, 11/15/2052 560 532
$ 862
Tennessee - 0 .97%
Metropolitan Nashville Airport Authority/The
5.25%, 07/01/2056 1,000 1,014
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(d)
750 756
$ 1,770
Texas - 7 .95%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 892
4.00%, 07/15/2041 500 446
5.50%, 07/15/2038 1,500 1,572
City of Houston TX Hotel Occupancy Tax & Special
Revenue (credit support from Assured Guaranty )
5.50%, 09/01/2058
(e)
2,000 2,076
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(d)
3,000 3,124
Port of Beaumont Navigation District
4.00%, 01/01/2050
(d)
3,000 2,269
5.13%, 01/01/2044
(d)
1,000 935
5.25%, 01/01/2054
(d)
505 453
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 870
Tender Option Bond Trust Receipts/Certificates
3.10%, 03/01/2033
(c),(d)
1,950 1,950
$ 14,587
Utah - 3 .74%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(f)
960 1,002
5.25%, 07/01/2042
(f)
960 1,013
5.50%, 07/01/2050
(f)
640 667
5.50%, 07/01/2055
(f)
640 662
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(d)
1,000 957
6.00%, 06/15/2054
(d)
1,500 1,526
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054
(d)
1,000 1,026
$ 6,853
Virginia - 1 .00%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,082
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 745
$ 1,827
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Washington - 0 .55%
Washington Economic Development Finance
Authority
5.87%, 12/01/2045
(c)
$ 1,000 $ 1,009
West Virginia - 0 .58%
West Virginia Economic Development Authority
5.45%, 01/01/2055
(c),(d)
1,000 1,071
Wisconsin - 3 .57%
Public Finance Authority
5.00%, 09/01/2039
(d)
1,000 1,006
5.25%, 06/15/2055 1,000 1,011
5.50%, 06/15/2055 750 759
5.75%, 06/15/2055 750 757
5.75%, 06/30/2060 1,000 1,027
6.50%, 06/30/2060 1,135 1,241
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 294
7.00%, 07/01/2043 500 461
$ 6,556
TOTAL MUNICIPAL BONDS $ 192,245
Total Investments $ 193,759
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.56)%
Notes with interest rates of 2.31% -2.40% at August
31, 2026 and contractual maturity of collateral from
2028-2049.
(h)
$ (10,195) (10,195)
Total Net Investments $ 183,564
Other Assets and Liabilities -  (0.07)% (123)
TOTAL NET ASSETS - 100.00% $ 183,441
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $85,812 or 46.78% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
August 31, 2026.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 0 .36 % Shares Held Value (000's)
Money Market Funds - 0 .36%
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(b)
3,967,521 $ 3,968
TOTAL INVESTMENT COMPANIES $ 3,968
COMMON STOCKS - 99 .57 % Shares Held Value (000's)
Advertising - 0 .56%
Omnicom Group Inc 70,091 $ 6,135
Banks - 9 .32%
Cullen/Frost Bankers Inc 158,271 25,461
East West Bancorp Inc 237,564 30,137
ServisFirst Bancshares Inc 475,245 20,455
Wintrust Financial Corp 174,251 26,200
$ 102,253
Beverages - 0 .64%
Brown-Forman Corp - B Shares 84,946 2,257
Coca-Cola Consolidated Inc 24,097 4,713
$ 6,970
Biotechnology - 0 .81%
Royalty Pharma PLC 144,440 8,870
Building Materials - 0 .96%
Owens Corning 76,630 10,586
Chemicals - 1 .49%
Albemarle Corp 26,773 3,613
RPM International Inc 122,524 12,755
$ 16,368
Commercial Services - 2 .14%
Service Corp International/US 124,039 10,126
Verisk Analytics Inc 68,644 13,302
$ 23,428
Computers - 3 .38%
Amdocs Ltd 206,274 13,008
Leidos Holdings Inc 136,334 19,115
NetApp Inc 26,528 4,915
$ 37,038
Consumer Products - 1 .10%
Avery Dennison Corp 69,293 12,065
Distribution & Wholesale - 1 .41%
LKQ Corp 336,720 8,452
Watsco Inc 22,607 7,004
$ 15,456
Diversified Financial Services - 5 .46%
Federal Agricultural Mortgage Corp 105,667 23,236
Hamilton Lane Inc 167,891 18,270
Raymond James Financial Inc 103,073 18,365
$ 59,871
Electric - 3 .02%
Alliant Energy Corp 185,672 12,622
IDACORP Inc 101,848 13,868
NRG Energy Inc 60,244 6,634
$ 33,124
Electrical Components & Equipment - 2 .04%
Littelfuse Inc 54,398 22,422
Electronics - 5 .19%
Hubbell Inc 43,324 19,626
nVent Electric PLC 146,551 22,092
TD SYNNEX Corp 60,280 15,242
$ 56,960
Engineering & Construction - 1 .37%
Comfort Systems USA Inc 9,730 15,039
Entertainment - 0 .57%
Warner Music Group Corp 223,113 6,294
Food - 2 .15%
Ingredion Inc 164,707 17,040
Marzetti Company/The 58,063 6,541
$ 23,581
Gas - 1 .25%
NiSource Inc 334,008 13,668
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 3 .66%
Lincoln Electric Holdings Inc 47,325 $ 13,309
MSA Safety Inc 58,631 10,951
Snap-on Inc 41,152 15,897
$ 40,157
Healthcare - Products - 3 .19%
QIAGEN NV 254,470 11,016
STERIS PLC 102,916 23,942
$ 34,958
Healthcare - Services - 4 .30%
Concentra Group Holdings Parent Inc 541,107 18,257
Quest Diagnostics Inc 120,424 28,938
$ 47,195
Home Builders - 0 .71%
LCI Industries 77,174 7,766
Insurance - 5 .38%
Assured Guaranty Ltd 169,685 12,675
Equitable Holdings Inc 423,868 21,249
Fidelity National Financial Inc 173,513 8,060
Hanover Insurance Group Inc/The 75,216 17,007
$ 58,991
Iron & Steel - 1 .45%
Reliance Inc 41,563 15,962
Leisure Products & Services - 2 .24%
Acushnet Holdings Corp 158,799 13,719
Brunswick Corp/DE 143,376 10,882
$ 24,601
Lodging - 1 .07%
Hyatt Hotels Corp 70,609 11,790
Machinery - Diversified - 4 .34%
AGCO Corp 135,613 16,044
Crane Co 96,407 19,770
Nordson Corp 36,860 11,859
$ 47,673
Media - 1 .19%
Nexstar Media Group Inc 71,661 13,052
Metal Fabrication & Hardware - 1 .42%
Timken Co/The 128,917 15,528
Oil & Gas - 3 .22%
Expand Energy Corp 74,013 7,265
HF Sinclair Corp 102,985 10,464
Permian Resources Corp 754,297 17,568
$ 35,297
Packaging & Containers - 2 .26%
Packaging Corp of America 106,104 24,822
Pipelines - 2 .43%
DT Midstream Inc 69,231 9,071
Targa Resources Corp 60,032 17,628
$ 26,699
REITs - 9 .43%
Agree Realty Corp 226,473 16,363
American Healthcare REIT Inc 250,610 13,836
Camden Property Trust 82,391 8,717
Cousins Properties Inc 349,632 10,136
EastGroup Properties Inc 69,111 13,787
Equity LifeStyle Properties Inc 103,384 6,560
Essential Properties Realty Trust Inc 419,311 12,579
Four Corners Property Trust Inc 186,523 4,641
Regency Centers Corp 123,884 9,263
Terreno Realty Corp 114,940 7,610
$ 103,492
Retail - 3 .67%
Dick's Sporting Goods Inc 95,188 12,860
Domino's Pizza Inc 17,939 6,136
Williams-Sonoma Inc 93,399 21,318
$ 40,314

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2026
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .97%
Amkor Technology Inc 421,792 $ 19,951
MKS Inc 92,209 23,627
$ 43,578
Shipbuilding - 0 .82%
Huntington Ingalls Industries Inc 30,812 8,973
Software - 1 .08%
Roper Technologies Inc 27,987 11,884
Transportation - 0 .88%
CH Robinson Worldwide Inc 64,182 9,606
TOTAL COMMON STOCKS $ 1,092,466
Total Investments $ 1,096,434
Other Assets and Liabilities -  0.07% 717
TOTAL NET ASSETS - 100.00% $ 1,097,151
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 21,309 $ 398,910 $ 416,251 $ 3,968
$ 21,309 $ 398,910 $ 416,251 $ 3,968
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 541 $ — $ — $ —
$ 541 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

INVESTMENT COMPANIES - 8 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .66%
Invesco Preferred ETF 3,391,529 $ 35,848
Money Market Funds - 6 .95%
BlackRock Liquidity FedFund - Institutional Class
3.57%
(a),(b)
5,396,585 5,397
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.60%
(a),(b),(c)
372,923,399 372,924
$ 378,321
Principal Exchange-Traded Funds - 0 .73%
Principal Spectrum Preferred and Income ETF
(c)
2,080,000 40,020
TOTAL INVESTMENT COMPANIES $ 454,189
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
Banks - 0 .05%
Wells Fargo & Co 7.50%
(d)
2,324 $ 2,659
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,659
PREFERRED STOCKS - 11 .08 % Shares Held Value (000's)
Banks - 5 .17%
Bank of America Corp 4.25%, 11/17/2026
(d)
12,826 $ 209
Bank of America Corp 4.38%, 10/01/2026
(d)
376,792 6,274
Bank of America Corp 4.68%, 10/01/2026
(d),(e)
200,640 3,742
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Bank of New York Mellon Corp/The 6.15%,
03/20/2030
(d),(e)
871,556 21,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Citigroup Inc 6.25%, 02/15/2031
(d),(e)
50,390 1,219
Citizens Financial Group Inc 5.00%, 10/06/2026
(d)
69,785 1,269
Citizens Financial Group Inc 6.50%, 10/06/2030
(d)
773,121 19,181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Citizens Financial Group Inc 7.38%,
07/06/2029
(d),(e)
582,671 15,109
Cullen/Frost Bankers Inc 4.45%, 12/15/2026
(d),(e)
298,372 4,983
Fifth Third Bancorp 6.88%, 10/01/2030
(d)
78,628 2,029
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
First Horizon Corp 4.70%, 10/10/2026
(d)
44,178 752
First Horizon Corp 6.50%, 10/10/2026
(d)
5,587 131
First Horizon Corp 6.75%, 04/10/2031
(d)
596,144 14,546
Goldman Sachs Group Inc/The 4.69%,
10/01/2026
(d)
31,810 595
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(d),(e)
68,225 1,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 12/01/2026
(d)
109,347 2,048
JPMorgan Chase & Co 5.75%, 12/01/2026
(d),(e)
7,628 175
KeyCorp 5.65%, 12/15/2026
(d)
312,668 6,378
KeyCorp 6.13%, 12/15/2026
(d)
725,741 18,114
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(d),(e)
389,104 9,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 0.00%, 09/15/2031
(d),(f)
612,000 15,435
M&T Bank Corp 5.63%, 12/15/2026
(d)
9,251 234
CME Term Secured Overnight Financing
Rate 3 Month + 4.28%
M&T Bank Corp 6.35%, 12/15/2030
(d)
284,986 6,908
M&T Bank Corp 7.50%, 06/15/2029
(d),(e)
94,526 2,533
Morgan Stanley 5.85%, 04/15/2027
(d)
688,581 15,472
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(d)
443,768 11,156
Morgan Stanley 6.63%, 10/15/2029
(d)
467,149 11,833
Northern Trust Corp 4.70%, 10/01/2026
(d)
242,105 4,585
Regions Financial Corp 4.45%, 12/15/2026
(d)
341,143 5,554
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 5.70%, 05/15/2029
(d)
338,586 $ 8,295
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(d)
807,886 20,569
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Santander Holdings USA Inc 0.00%,
10/01/2026
(d),(f)
37,427 897
Santander Holdings USA Inc 5.25%, 10/01/2026
(d)
194,856 4,082
Truist Financial Corp 4.75%, 12/01/2026
(d)
519,461 9,117
Truist Financial Corp 5.25%, 12/01/2026
(d)
15,288 296
UMB Financial Corp 7.75%, 07/15/2030
(d)
432,511 11,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
US Bancorp 4.00%, 09/30/2026
(d),(e)
150,243 2,255
US Bancorp 4.61%, 10/01/2026
(d),(e)
116,001 2,111
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
US Bancorp 5.50%, 10/01/2026
(d)
117,583 2,450
Wells Fargo & Co 4.38%, 12/15/2026
(d),(e)
110,423 1,810
Wells Fargo & Co 4.70%, 12/15/2026
(d),(e)
94,727 1,663
Wells Fargo & Co 4.75%, 12/15/2026
(d),(e)
73,015 1,301
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
431,120 11,291
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 281,522
Diversified Financial Services - 0 .65%
Affiliated Managers Group Inc 4.20%, 09/30/2061 180,972 2,640
Affiliated Managers Group Inc 4.75%, 09/30/2060 49,487 792
Affiliated Managers Group Inc 5.88%,
03/30/2059
(e)
192,313 3,731
Capital One Financial Corp 4.25%, 09/30/2026
(d)
113,444 1,723
Capital One Financial Corp 4.80%, 12/01/2026
(d),(e)
529,919 8,876
Capital One Financial Corp 5.00%, 12/01/2026
(d)
301,672 5,273
Stifel Financial Corp 4.50%, 09/30/2026
(d),(e)
560,705 8,865
Stifel Financial Corp 6.13%, 10/01/2026
(d)
8,174 177
Voya Financial Inc 5.35%, 09/15/2029
(d)
142,167 3,333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 35,410
Electric - 1 .65%
CMS Energy Corp 5.88%, 03/01/2079
(e)
329,690 6,976
CMS Energy Corp 5.88%, 10/15/2078
(e)
283,450 6,038
DTE Energy Co 4.38%, 12/01/2081 357,379 5,707
DTE Energy Co 5.25%, 12/01/2077 385,389 7,507
DTE Energy Co 6.25%, 10/01/2085 328,109 7,589
Entergy Arkansas LLC 4.88%, 09/01/2066 45,994 898
Entergy Louisiana LLC 4.88%, 09/01/2066 127,036 2,500
Entergy Texas Inc 5.38%, 10/01/2026
(d)
42,934 1,013
Georgia Power Co 5.00%, 10/01/2077 148,203 3,035
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
2,000 42
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
198,689 4,147
NextEra Energy Capital Holdings Inc 6.50%,
06/01/2085
572,476 13,316
NextEra Energy Capital Holdings Inc 6.50%,
04/15/2086
35,175 823
Sempra 5.75%, 07/01/2079 72,987 1,475
Southern Co/The 4.20%, 10/15/2060 2,000 32
Southern Co/The 4.95%, 01/30/2080 248,873 4,542
Southern Co/The 5.25%, 12/01/2077
(e)
552,583 10,853
Xcel Energy Inc 6.25%, 10/15/2085 599,850 13,467
$ 89,960
Gas - 0 .03%
Spire Inc 6.38%, 03/01/2086 65,411 1,436

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance - 1 .14%
Allstate Corp/The 4.75%, 10/15/2026
(d)
135,447 $ 2,351
Allstate Corp/The 5.10%, 10/15/2026
(d)
49,336 919
Allstate Corp/The 7.25%, 01/15/2053
(e)
204,005 5,225
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
Allstate Corp/The 7.38%, 07/15/2028
(d)
117,165 3,029
American Financial Group Inc/OH 4.50%,
09/15/2060
92,709 1,493
American Financial Group Inc/OH 5.63%,
06/01/2060
(e)
127,339 2,641
American Financial Group Inc/OH 5.88%,
03/30/2059
95,443 1,952
Arch Capital Group Ltd 4.55%, 09/30/2026
(d),(e)
123,150 1,947
Arch Capital Group Ltd 5.45%, 10/01/2026
(d)
69,749 1,322
Assurant Inc 5.25%, 01/15/2061
(e)
51,786 953
Axis Capital Holdings Ltd 5.50%, 10/01/2026
(d)
50,311 925
Corebridge Financial Inc 6.38%, 12/15/2064 47,249 1,023
Equitable Holdings Inc 4.30%, 09/30/2026
(d)
538,652 8,996
Equitable Holdings Inc 5.25%, 12/15/2026
(d)
536,618 10,190
Globe Life Inc 4.25%, 06/15/2061
(e)
165,640 2,511
MetLife Inc 4.75%, 12/15/2026
(d)
103,025 1,817
Prudential Financial Inc 5.63%, 08/15/2058 21,946 448
Prudential Financial Inc 5.95%, 09/01/2062
(e)
167,032 3,613
RenaissanceRe Holdings Ltd 4.20%,
09/30/2026
(d),(e)
251,580 3,703
RenaissanceRe Holdings Ltd 5.75%,
10/01/2026
(d),(e)
23,682 478
Unum Group 6.25%, 06/15/2058 46,312 992
W R Berkley Corp 4.13%, 03/30/2061
(e)
134,757 2,036
W R Berkley Corp 5.10%, 12/30/2059 195,998 3,528
$ 62,092
Pipelines - 0 .24%
TransCanada PipeLines Ltd 6.25%, 11/01/2085 586,601 12,882
REITs - 1 .65%
Digital Realty Trust Inc 5.20%, 10/01/2026
(d)
40,885 795
Digital Realty Trust Inc 5.25%, 10/01/2026
(d)
31,800 625
Digital Realty Trust Inc 5.85%, 10/01/2026
(d)
82,150 1,847
Federal Realty Investment Trust 5.00%,
10/01/2026
(d)
155,168 2,990
Kimco Realty Corp 5.13%, 10/01/2026
(d)
129,863 2,600
Kimco Realty Corp 5.25%, 10/01/2026
(d)
374,440 7,639
Prologis Inc 8.54%, 11/13/2026
(d)
70,206 3,590
Public Storage 3.88%, 10/01/2026
(d)
260,654 3,808
Public Storage 3.90%, 09/30/2026
(d)
179,553 2,603
Public Storage 3.95%, 09/30/2026
(d)
103,878 1,513
Public Storage 4.00%, 11/19/2026
(d)
513,703 7,639
Public Storage 4.00%, 09/30/2026
(d)
914,470 13,525
Public Storage 4.10%, 01/13/2027
(d)
182,365 2,814
Public Storage 4.13%, 10/01/2026
(d)
438,023 6,689
Public Storage 4.63%, 09/30/2026
(d)
477,833 8,185
Public Storage 4.70%, 10/01/2026
(d)
471,232 8,289
Public Storage 4.75%, 10/01/2026
(d)
253,963 4,488
Public Storage 5.60%, 10/01/2026
(d)
422,612 8,803
Public Storage 6.00%, 10/01/2026
(d)
25,138 567
Rexford Industrial Realty Inc 5.88%, 10/01/2026
(d)
20,900 468
$ 89,477
Telecommunications - 0 .55%
AT&T Inc 4.75%, 10/01/2026
(d)
1,684,134 28,344
AT&T Inc 5.00%, 10/01/2026
(d),(e)
22,144 390
T-Mobile USA Inc 5.50%, 03/01/2070 40,428 811
T-Mobile USA Inc 6.25%, 09/01/2069
(e)
21,697 501
$ 30,046
TOTAL PREFERRED STOCKS $ 602,825
BONDS - 82 .14%
Principal
Amount (000's) Value (000's)
Banks - 53 .44%
Banco Bilbao Vizcaya Argentaria SA
7.13%, 05/08/2033
(d),(g),(h)
$ 15,200 $ 15,262
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
7.75%, 01/14/2032
(d),(g),(h)
45,000 46,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(g),(h)
24,900 26,907
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
7.25%, 12/03/2035
(d),(g),(h)
41,000 41,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
8.00%, 02/01/2034
(d),(g),(h)
4,600 4,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(g),(h)
14,500 15,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(d),(g),(h)
39,000 45,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(d),(g)
2,212 2,223
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(d),(g)
76,175 76,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
6.63%, 05/01/2030
(d),(g)
49,600 50,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Bank of Montreal
6.88%, 11/26/2085
(g)
31,150 31,367
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(g)
17,000 17,556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(e),(g)
27,493 28,721
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
5.63%, 03/20/2031
(d),(e),(g)
25,700 25,380
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
5.95%, 12/20/2030
(d),(g)
1,100 1,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.27%
Bank of Nova Scotia/The
6.88%, 10/27/2085
(e),(g)
78,900 78,284
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(g)
25,300 25,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(g)
25,145 26,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(g)
17,503 18,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
7.63%, 03/15/2035
(d),(g),(h)
$ 25,200 $ 26,149
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
9.63%, 12/15/2029
(d),(g),(h)
62,700 69,281
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
6.88%, 12/15/2033
(d),(g),(h),(i)
4,800 4,702
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
7.13%, 02/17/2032
(d),(g),(h),(i)
5,000 4,950
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.20%, 04/17/2036
(d),(g),(h),(i)
38,900 38,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
7.38%, 09/10/2034
(d),(g),(h),(i)
34,000 34,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.45%, 06/27/2035
(d),(g),(h),(i)
7,500 7,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.75%, 08/16/2029
(d),(g),(h),(i)
37,400 38,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(d),(g),(h)
10,048 10,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(d),(g),(h),(i)
18,700 19,728
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Canadian Imperial Bank of Commerce
6.50%, 07/28/2086
(g)
5,000 4,935
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
6.95%, 01/28/2085
(g)
9,800 9,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(g)
24,850 25,169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.50%, 05/15/2031
(d),(e),(g)
19,469 19,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.63%, 02/15/2031
(d),(g)
68,807 69,785
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.75%, 02/15/2030
(d),(g)
15,800 15,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(d),(g)
11,000 11,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(g)
10,100 10,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(d),(g)
43,155 44,358
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(d),(g)
645 658
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(d),(g)
10,600 10,905
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
6.75%, 10/06/2031
(d),(g)
$ 26,750 $ 26,472
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.38%
7.17%, 10/06/2026
(d)
2,000 2,007
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(d),(g),(h),(i)
60,600 61,203
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(g),(h)
25,800 27,071
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
DNB Bank ASA
7.38%, 05/30/2029
(d),(g),(h)
4,000 4,123
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Goldman Sachs Group Inc/The
6.13%, 11/10/2034
(d),(e),(g)
29,130 28,819
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(d),(g)
46,500 47,655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(d),(g)
14,500 15,022
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.50%, 03/23/2028
(d),(g),(h)
5,600 5,649
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(d),(g),(h)
5,000 5,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(d),(e),(g),(h)
6,000 6,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
7.00%, 09/24/2035
(d),(g),(h)
3,700 3,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%
7.05%, 06/05/2030
(d),(g),(h)
8,300 8,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(g)
70,176 69,252
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(g)
30,127 30,090
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(d),(e),(g)
41,210 41,510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
ING Groep NV
6.50%, 11/16/2033
(d),(g),(h)
20,400 19,762
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 2.85%
7.00%, 11/16/2032
(d),(g),(h)
79,300 80,696
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(d),(g),(h)
30,400 31,515
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
5.02%, 01/15/2087 $ 4,000 $ 3,679
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.10%, 07/01/2031
(d),(g)
36,300 36,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%
6.50%, 04/01/2030
(d),(g)
50,200 51,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(d),(e),(g)
45,710 47,328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,725
Lloyds Banking Group PLC
6.63%, 09/27/2035
(d),(e),(g),(h)
9,800 9,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(d),(e),(g),(h)
15,000 15,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(d),(g),(h)
5,800 6,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(d),(g),(h),(i)
21,000 21,090
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
7.30%, 11/19/2034
(d),(g),(h)
6,800 6,955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(d),(e),(g),(h)
72,305 78,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(d),(g),(h),(i)
43,100 42,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.75%, 11/10/2033
(d),(g),(h),(i)
22,400 22,449
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
PNC Financial Services Group Inc/The
6.25%, 03/15/2030
(d),(g)
109,020 110,729
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(g)
55,550 53,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(e),(g)
51,600 49,815
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(g)
4,900 4,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.75%, 08/24/2085
(g)
18,410 18,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(e),(g)
36,990 38,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA
7.13%, 07/15/2035
(d),(g),(h),(i)
$ 44,000 $ 43,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
7.13%, 07/15/2035
(d),(g),(h)
8,000 7,848
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
8.50%, 03/25/2034
(d),(g),(h),(i)
37,000 40,146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(g),(h),(i)
13,700 14,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(d),(g),(h)
10,000 9,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.00%, 11/14/2035
(d),(g),(h),(i)
20,500 20,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.00%, 06/08/2033
(d),(e),(g),(h),(i)
29,800 29,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.67%
7.01%, 07/30/2037
(d),(g),(i)
9,200 9,311
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(d),(e),(g),(h),(i)
15,900 16,623
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
6.45%, 09/15/2030
(d),(g)
4,100 4,133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(e),(g)
51,193 52,545
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(d),(g)
52,160 53,360
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.63%, 03/17/2028
(d),(g),(h)
13,000 13,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(d),(g),(h)
14,800 15,552
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
6.35%, 10/31/2085
(g)
27,200 27,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(g)
20,600 21,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
5.10%, 03/01/2030
(d),(g)
6,906 6,840
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
6.60%, 08/05/2030
(d),(g),(h),(i)
17,200 17,293
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.63%, 01/08/2031
(d),(g),(h),(i)
5,250 5,247
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
6.85%, 09/10/2029
(d),(g),(h),(i)
17,000 17,380
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
6.88%, 06/05/2032
(d),(g),(h),(i)
$ 5,000 $ 4,980
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.09%
7.00%, 02/10/2030
(d),(g),(h),(i)
15,600 15,846
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(d),(g),(h),(i)
21,300 21,253
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 01/08/2036
(d),(g),(h),(i)
7,000 6,986
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.32%
7.00%, 02/05/2035
(d),(g),(h)
1,000 998
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 02/10/2030
(d),(g),(h)
7,500 7,618
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.13%, 08/10/2034
(d),(g),(h),(i)
24,025 24,192
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
7.13%, 08/10/2034
(d),(g),(h)
2,600 2,618
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2033
(d),(g),(h),(i)
35,500 40,433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
9.25%, 11/13/2033
(d),(g),(h)
24,480 27,882
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
USB Realty Corp
5.16%, 01/15/2027
(d),(i)
1,500 1,359
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
6.13%, 06/15/2031
(d),(g)
7,000 6,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.55%, 09/15/2031
(d),(g)
30,000 30,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
6.85%, 09/15/2029
(d),(e),(g)
51,985 53,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(g)
33,400 34,767
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,015
$ 2,907,540
Diversified Financial Services - 2 .26%
American Express Co
6.45%, 09/15/2031
(d),(g)
34,643 34,890
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
Charles Schwab Corp/The
4.00%, 12/01/2030
(d),(g)
40 37
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
6.10%, 06/01/2031
(d),(g)
44,400 43,794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Julius Baer Group Ltd
6.88%, 06/09/2027
(d),(g),(h)
$ 5,000 $ 5,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
7.50%, 08/19/2030
(d),(g),(h)
2,000 2,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.09%
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(g),(h)
800 808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(g)
16,155 15,865
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(e),(g)
19,906 20,561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 123,034
Electric - 7 .34%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.80%, 03/15/2056
(g)
3,000 2,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(g)
23,000 22,372
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(g)
10,000 10,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(g)
15,600 16,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
CenterPoint Energy Inc
6.40%, 08/15/2058
(g)
5,000 5,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.89%
Dominion Energy Inc
6.15%, 12/15/2056
(g)
4,150 4,097
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%
6.20%, 02/15/2056
(g)
23,015 22,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.63%, 05/15/2055
(g)
25,600 25,701
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(g)
18,800 19,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(g)
24,935 25,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
DTE Energy Co
6.20%, 07/01/2058
(g)
9,800 9,760
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
Duke Energy Corp
6.45%, 09/01/2054
(g)
14,900 15,199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Electricite de France SA
9.13%, 03/15/2033
(d),(g)
$ 31,800 $ 36,435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(d),(g),(i)
2,241 2,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Emera US Finance LLC
6.85%, 10/01/2056
(g)
13,900 13,944
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Entergy Corp
5.88%, 06/15/2056
(g)
2,900 2,856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%
6.10%, 06/15/2056
(g)
5,300 5,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.50%, 12/15/2056
(g)
3,500 3,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.88%
6.50%, 12/15/2058
(g)
40,502 40,341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
EUSHI Finance Inc
6.25%, 04/01/2056
(g)
2,000 1,965
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
7.63%, 12/15/2054
(g)
1,200 1,240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.40%, 02/15/2057
(g)
17,100 17,201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
6.65%, 06/01/2055
(g)
4,800 4,832
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Eversource Energy
6.10%, 08/15/2056
(g)
6,100 6,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
6.35%, 08/15/2056
(g)
19,400 19,346
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%
Exelon Corp
6.50%, 03/15/2055
(g)
11,400 11,489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
NextEra Energy Capital Holdings Inc
4.80%, 12/01/2077
(g)
500 495
3 Month USD LIBOR + 2.41%
6.20%, 10/01/2056
(g)
4,300 4,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.77%
6.63%, 10/01/2066
(g)
5,600 5,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.69%
6.70%, 09/01/2054
(g)
16,700 16,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(g)
10,400 10,215
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(g)
7,700 7,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
6.38%, 03/15/2055
(g)
$ 1,500 $ 1,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
WEC Energy Group Inc
5.63%, 05/15/2056
(g)
6,600 6,490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
$ 399,406
Food - 0 .20%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(i)
10,700 10,723
Gas - 1 .12%
AltaGas Ltd
7.20%, 10/15/2054
(g),(i)
4,626 4,785
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
5.75%, 07/15/2056
(e),(g)
3,200 3,151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
6.25%, 04/15/2057
(g)
30,000 29,949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.93%
6.38%, 03/31/2055
(g)
18,349 18,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
6.95%, 11/30/2054
(g)
4,000 4,111
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Spire Inc
6.45%, 06/01/2056
(g)
500 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%
$ 60,990
Insurance - 9 .66%
ACE Capital Trust II
9.70%, 04/01/2030 15,488 17,819
Allianz SE
5.60%, 09/03/2054
(g),(i)
2,000 1,956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
6.50%, 10/30/2034
(d),(g),(h),(i)
3,800 3,774
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
Aon Corp
8.21%, 01/01/2027 4,350 4,398
Assurant Inc
7.00%, 03/27/2048
(g)
200 203
3 Month USD LIBOR + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(g)
12,500 12,380
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(d),(g)
24,950 25,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(g)
2,790 2,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd
6.20%, 01/16/2035
(d),(g),(i)
16,700 16,752
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(g)
8,100 8,191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Group Inc
4.30%, 02/01/2061
(i)
$ 1,000 $ 630
7.80%, 03/07/2087
(i)
76,240 82,977
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
5,025 5,464
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(g),(i)
19,000 18,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(g),(i)
45,650 45,232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(i)
20,540 22,263
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
9.25%, 04/08/2068
(i)
44,872 51,902
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 53,713 68,691
3 Month USD LIBOR + 7.55%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,105
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(g),(i)
4,800 4,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 12,000 11,662
Nippon Life Insurance Co
5.95%, 04/16/2054
(g),(i)
18,300 18,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(g),(i)
5,000 5,134
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
5.13%, 03/01/2052
(g)
1,000 967
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(g)
23,400 23,450
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 06/15/2056
(g)
3,300 3,247
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.78%
Reinsurance Group of America Inc
6.38%, 09/15/2056
(g)
5,500 5,351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.65%, 09/15/2055
(e),(g)
9,100 9,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
5.88%, 09/10/2055
(g),(i)
40,800 39,813
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(i)
10,800 10,678
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(g),(i)
2,000 1,935
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
$ 525,401
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1 .08%
BP Capital Markets PLC
6.13%, 03/18/2035
(d),(g)
$ 23,700 $ 23,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
Phillips 66 Co
5.88%, 03/15/2056
(g)
8,000 7,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%
6.20%, 03/15/2056
(g)
27,625 27,285
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 58,732
Pipelines - 3 .77%
Enbridge Inc
5.75%, 07/15/2080
(g)
49,201 49,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.25%, 03/01/2078
(g)
24,782 24,807
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(g)
5,000 5,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(g)
27,015 28,470
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(g)
7,815 8,814
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.70%, 01/15/2057
(g)
5,000 4,957
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.22%
6.75%, 02/15/2056
(g)
18,400 18,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
24,400 24,277
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
6.38%, 10/17/2056
(g)
23,900 23,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%
7.00%, 06/01/2065
(g)
12,100 12,350
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(g)
5,100 5,037
CME Term Secured Overnight Financing
Rate 3 Month + 4.42%
$ 205,135
REITs - 0 .47%
Alexandria Real Estate Equities Inc
7.25%, 02/15/2057
(g)
25,500 25,490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Sovereign - 1 .06%
CoBank ACB
4.25%, 01/01/2027
(d),(g)
1,000 992
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(g)
9,400 9,412
CME Term Secured Overnight Financing
Rate 3 Month + 4.66%
6.45%, 10/01/2027
(d),(g)
11,400 11,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
August 31, 2026
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
CoBank ACB (continued)
6.75%, 07/01/2031
(d),(g)
$ 5,400 $ 5,397
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.62%
7.25%, 07/01/2029
(d),(g)
19,700 19,909
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(g)
4,515 4,577
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.75%, 06/15/2029
(d),(g)
6,000 6,248
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 57,901
Telecommunications - 1 .74%
TELUS Corp
6.38%, 06/09/2056
(g)
6,400 6,272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
6.63%, 06/09/2056
(g)
24,800 23,881
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
7.00%, 10/15/2055
(g)
14,100 13,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%
Verizon Communications Inc
6.05%, 05/14/2058
(g)
14,000 13,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%
6.20%, 05/14/2056
(g)
5,300 5,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
6.60%, 02/15/2059
(g)
15,500 15,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
6.75%, 02/15/2057
(g)
13,050 13,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
Vodafone Group PLC
5.13%, 06/04/2081
(g)
4,600 3,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
$ 94,828
TOTAL BONDS $ 4,469,180
Total Investments $ 5,528,853
Other Assets and Liabilities -  (1.61)% (87,854)
TOTAL NET ASSETS - 100.00% $ 5,440,999
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $58,977 or
1.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $56,857 or 1.04% of net assets.
(f) Non-income producing security
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,323,172 or 24.32% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $974,137 or 17.90% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales August 31, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 107,784 $ 2,913,795 $ 2,648,655 $ 372,924
Principal Spectrum Preferred and Income ETF — 40,001 — 40,020
$ 107,784 $ 2,953,796 $ 2,648,655 $ 412,944
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.60% $ 1,872 $ — $ — $ —
Principal Spectrum Preferred and Income ETF — — — 19
$ 1,872 $ — $ — $ 19
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
August 31, 2026
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
UYU Uruguayan Peso
UZS Uzbekistan Som
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2026 $ 49 .25 ( $ 0 .22 ) $ 0 .17 ( $ 0 .05 ) $ – ( $ 8 .32 ) ( $ 8 .32 ) $ 40 .88
2025 44 .17 ( 0 .14 ) 7 .28 7 .14 – ( 2 .06 ) ( 2 .06 ) 49 .25
2024 34 .44 ( 0 .07 ) 9 .80 9 .73 – – – 44 .17
2023 29 .35 ( 0 .08 ) 5 .37 5 .29 – ( 0 .20 ) ( 0 .20 ) 34 .44
2022 42 .59 ( 0 .12 ) ( 10 .39 ) ( 10 .51 ) – ( 2 .73 ) ( 2 .73 ) 29 .35
Class C shares
2026 44 .39 ( 0 .46 ) 0 .12 ( 0 .34 ) – ( 8 .32 ) ( 8 .32 ) 35 .73
2025 40 .28 ( 0 .43 ) 6 .60 6 .17 – ( 2 .06 ) ( 2 .06 ) 44 .39
2024 31 .63 ( 0 .33 ) 8 .98 8 .65 – – – 40 .28
2023 27 .18 ( 0 .27 ) 4 .92 4 .65 – ( 0 .20 ) ( 0 .20 ) 31 .63
2022 39 .91 ( 0 .35 ) ( 9 .65 ) ( 10 .00 ) – ( 2 .73 ) ( 2 .73 ) 27 .18
Class J shares
2026 50 .44 ( 0 .16 ) 0 .18 0 .02 – ( 8 .32 ) ( 8 .32 ) 42 .14
2025 45 .11 ( 0 .07 ) 7 .46 7 .39 – ( 2 .06 ) ( 2 .06 ) 50 .44
2024 35 .11 – 10 .00 10 .00 – – – 45 .11
2023 29 .87 ( 0 .03 ) 5 .47 5 .44 – ( 0 .20 ) ( 0 .20 ) 35 .11
2022 43 .23 ( 0 .07 ) ( 10 .56 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .87
Institutional shares
2026 51 .02 ( 0 .12 ) 0 .20 0 .08 – ( 8 .32 ) ( 8 .32 ) 42 .78
2025 45 .58 ( 0 .02 ) 7 .53 7 .51 ( 0 .01 ) ( 2 .06 ) ( 2 .07 ) 51 .02
2024 35 .44 0 .03 10 .11 10 .14 – – – 45 .58
2023 30 .11 0 .01 5 .52 5 .53 – ( 0 .20 ) ( 0 .20 ) 35 .44
2022 43 .51 ( 0 .02 ) ( 10 .65 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .11
R-3 shares
2026 48 .74 ( 0 .31 ) 0 .17 ( 0 .14 ) – ( 8 .32 ) ( 8 .32 ) 40 .28
2025 43 .82 ( 0 .25 ) 7 .23 6 .98 – ( 2 .06 ) ( 2 .06 ) 48 .74
2024 34 .23 ( 0 .15 ) 9 .74 9 .59 – – – 43 .82
2023 29 .23 ( 0 .13 ) 5 .33 5 .20 – ( 0 .20 ) ( 0 .20 ) 34 .23
2022 42 .51 ( 0 .18 ) ( 10 .37 ) ( 10 .55 ) – ( 2 .73 ) ( 2 .73 ) 29 .23
R-5 shares
2026 50 .29 ( 0 .19 ) 0 .18 ( 0 .01 ) – ( 8 .32 ) ( 8 .32 ) 41 .96
2025 45 .01 ( 0 .10 ) 7 .44 7 .34 – ( 2 .06 ) ( 2 .06 ) 50 .29
2024 35 .06 ( 0 .03 ) 9 .98 9 .95 – – – 45 .01
2023 29 .84 ( 0 .04 ) 5 .46 5 .42 – ( 0 .20 ) ( 0 .20 ) 35 .06
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
R-6 shares
2026 51 .34 ( 0 .07 ) 0 .18 0 .11 – ( 8 .32 ) ( 8 .32 ) 43 .13
2025 45 .85 0 .03 7 .57 7 .60 ( 0 .05 ) ( 2 .06 ) ( 2 .11 ) 51 .34
2024 35 .63 0 .07 10 .16 10 .23 ( 0 .01 ) – ( 0 .01 ) 45 .85
2023 30 .24 0 .04 5 .55 5 .59 – ( 0 .20 ) ( 0 .20 ) 35 .63
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0 .14% (b) ,(c) $ 993,783 0 .93% (d) – % ( 0 .54 ) % 29 .4%
16 .50 (b) ,(c) 1,310,277 0 .92 (d) – ( 0 .31 ) 20 .9
28 .25 (c) 1,200,724 0 .93 (d) – ( 0 .18 ) 14 .7
18 .15 (c) 1,005,219 0 .96 (d) – ( 0 .27 ) 10 .0
( 26 .35 ) (c) 850,509 0 .94 (d) – ( 0 .35 ) 24 .0
( 0 .57 ) (c) 211,529 1 .66 (d) – ( 1 .26 ) 29 .4
15 .63 (c) 333,921 1 .67 (d) – ( 1 .05 ) 20 .9
27 .35 (c) 338,963 1 .66 (d) – ( 0 .91 ) 14 .7
17 .24 (c) 288,734 1 .68 (d) – ( 0 .99 ) 10 .0
( 26 .86 ) (c) 276,796 1 .66 (d) – ( 1 .08 ) 24 .0
0 .32 (c) 230,828 0 .77 (d) – ( 0 .38 ) 29 .4
16 .69 (c) 296,709 0 .75 (e) 0 .78 (f) ( 0 .14 ) 20 .9
28 .48 (c) 265,823 0 .75 (e) 0 .79 (f) ( 0 .01 ) 14 .7
18 .34 (c) 196,453 0 .79 (e) 0 .84 (f) ( 0 .10 ) 10 .0
( 26 .23 ) (c) 156,338 0 .77 (e) 0 .82 (f) ( 0 .18 ) 24 .0
0 .43 (b) 2,425,864 0 .66 (d) – ( 0 .27 ) 29 .4
16 .81 (b) 3,344,686 0 .66 (d) – ( 0 .04 ) 20 .9
28 .61 3,198,677 0 .66 (d) – 0 .08 14 .7
18 .45 (b) 2,555,465 0 .66 (d) – 0 .03 10 .0
( 26 .13 ) (b) 2,473,139 0 .66 (d) – ( 0 .06 ) 24 .0
( 0 .05 ) 21,991 1 .14 (d) – ( 0 .75 ) 29 .4
16 .23 24,846 1 .13 (d) – ( 0 .56 ) 20 .9
28 .02 16,984 1 .13 (d) – ( 0 .39 ) 14 .7
17 .92 11,611 1 .14 (d) – ( 0 .44 ) 10 .0
( 26 .50 ) 11,031 1 .13 (d) – ( 0 .51 ) 24 .0
0 .25 29,421 0 .83 (d) – ( 0 .45 ) 29 .4
16 .61 36,076 0 .82 (d) – ( 0 .22 ) 20 .9
28 .38 25,653 0 .82 (d) – ( 0 .08 ) 14 .7
18 .29 12,616 0 .83 (d) – ( 0 .13 ) 10 .0
( 26 .25 ) 7,938 0 .82 (d) – ( 0 .25 ) 24 .0
0 .51 2,992,418 0 .58 (d) – ( 0 .16 ) 29 .4
16 .90 6,203,029 0 .57 (d) – 0 .06 20 .9
28 .72 6,621,976 0 .57 (d) – 0 .18 14 .7
18 .61 5,405,192 0 .57 (d) – 0 .13 10 .0
( 26 .08 ) (b) 4,932,871 0 .56 (d) – 0 .05 24 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Subject to Manager's contractual expense limit.
(e) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2026 $ 8 .48 $ 0 .33 ( $ 0 .21 ) $ 0 .12 ( $ 0 .32 ) $ – ( $ 0 .32 ) $ 8 .28
2025 8 .54 0 .32 ( 0 .11 ) 0 .21 ( 0 .27 ) – ( 0 .27 ) 8 .48
2024 8 .30 0 .30 0 .26 0 .56 ( 0 .32 ) – ( 0 .32 ) 8 .54
2023 8 .56 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .11 ) – ( 0 .11 ) 8 .30
2022 9 .89 0 .15 ( 1 .32 ) ( 1 .17 ) ( 0 .13 ) ( 0 .03 ) ( 0 .16 ) 8 .56
Institutional shares
2026 8 .70 0 .36 ( 0 .21 ) 0 .15 ( 0 .34 ) – ( 0 .34 ) 8 .51
2025 8 .75 0 .35 ( 0 .10 ) 0 .25 ( 0 .30 ) – ( 0 .30 ) 8 .70
2024 8 .51 0 .33 0 .26 0 .59 ( 0 .35 ) – ( 0 .35 ) 8 .75
2023 8 .77 0 .30 ( 0 .42 ) ( 0 .12 ) ( 0 .14 ) – ( 0 .14 ) 8 .51
2022 10 .12 0 .18 ( 1 .33 ) ( 1 .15 ) ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 8 .77
R-3 shares
2026 8 .47 0 .30 ( 0 .20 ) 0 .10 ( 0 .29 ) – ( 0 .29 ) 8 .28
2025 8 .53 0 .29 ( 0 .10 ) 0 .19 ( 0 .25 ) – ( 0 .25 ) 8 .47
2024 8 .30 0 .28 0 .26 0 .54 ( 0 .31 ) – ( 0 .31 ) 8 .53
2023 8 .55 0 .24 ( 0 .40 ) ( 0 .16 ) ( 0 .09 ) – ( 0 .09 ) 8 .30
2022 9 .86 0 .13 ( 1 .31 ) ( 1 .18 ) ( 0 .10 ) ( 0 .03 ) ( 0 .13 ) 8 .55
R-5 shares
2026 8 .52 0 .33 ( 0 .20 ) 0 .13 ( 0 .32 ) – ( 0 .32 ) 8 .33
2025 8 .59 0 .32 ( 0 .11 ) 0 .21 ( 0 .28 ) – ( 0 .28 ) 8 .52
2024 8 .36 0 .30 0 .26 0 .56 ( 0 .33 ) – ( 0 .33 ) 8 .59
2023 8 .61 0 .27 ( 0 .40 ) ( 0 .13 ) ( 0 .12 ) – ( 0 .12 ) 8 .36
2022 9 .94 0 .16 ( 1 .32 ) ( 1 .16 ) ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 8 .61

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1 .40% (b) $ 41,950 0 .42% – % 3 .88% 34 .7%
2 .64 (b) 37,437 0 .43 (c) 0 .44 (d) 3 .78 43 .1
6 .87 (b) 30,934 0 .47 (c) 0 .50 (d) 3 .59 57 .0
( 1 .79 ) (b) 29,452 0 .55 (c) 0 .59 (d) 3 .08 89 .7
( 11 .95 ) (b) 32,188 0 .48 (c) 0 .52 (d) 1 .61 113 .4
1 .74 3,101,846 0 .12 – 4 .18 34 .7
3 .01 2,755,411 0 .13 (e) – 4 .09 43 .1
7 .12 2,238,719 0 .14 (e) – 3 .92 57 .0
( 1 .38 ) 2,434,617 0 .14 (e) – 3 .50 89 .7
( 11 .58 ) 1,858,811 0 .15 (e) – 1 .97 113 .4
1 .19 8,487 0 .68 – 3 .61 34 .7
2 .37 8,123 0 .70 (e) – 3 .51 43 .1
6 .55 8,756 0 .70 (e) – 3 .36 57 .0
( 2 .02 ) (f) 8,995 0 .70 (e) – 2 .94 89 .7
( 11 .99 ) (f) 8,056 0 .71 (e) – 1 .38 113 .4
1 .51 15,391 0 .37 – 3 .92 34 .7
2 .63 15,780 0 .39 (e) – 3 .82 43 .1
6 .86 9,620 0 .39 (e) – 3 .66 57 .0
( 1 .56 ) 9,718 0 .39 (e) – 3 .24 89 .7
( 11 .84 ) 10,475 0 .40 (e) – 1 .68 113 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2026 $ 9 .63 $ 0 .56 ( $ 0 .04 ) $ 0 .52 ( $ 0 .61 ) ( $ 0 .61 ) $ 9 .54
2025 9 .41 0 .51 0 .27 0 .78 ( 0 .56 ) ( 0 .56 ) 9 .63
2024 8 .63 0 .48 0 .82 1 .30 ( 0 .52 ) ( 0 .52 ) 9 .41
2023 9 .20 0 .47 ( 0 .53 ) ( 0 .06 ) ( 0 .51 ) ( 0 .51 ) 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .47% $ 796,306 0 .00% (b) 5 .83% 26 .8%
8 .51 1,074,740 0 .00 (b) 5 .37 19 .4
15 .53 1,201,579 0 .00 (b) 5 .38 18 .7
( 0 .52 ) 1,041,534 0 .00 (b) 5 .34 14 .7
( 10 .24 ) 1,143,647 0 .00 (b) 4 .40 14 .0
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
(b)
Class A shares
2026 $ 12 .12 $ 0 .26 $ 2 .05 $ 2 .31 ( $ 0 .46 ) $ – ( $ 0 .46 ) $ 13 .97
2025 11 .62 0 .29 0 .42 0 .71 ( 0 .21 ) – ( 0 .21 ) 12 .12
2024 10 .88 0 .31 0 .68 0 .99 ( 0 .25 ) – ( 0 .25 ) 11 .62
2023 12 .73 0 .28 ( 0 .75 ) ( 0 .47 ) ( 0 .69 ) ( 0 .69 ) ( 1 .38 ) 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
Institutional shares
2026 12 .10 0 .31 2 .04 2 .35 ( 0 .50 ) – ( 0 .50 ) 13 .95
2025 11 .60 0 .33 0 .42 0 .75 ( 0 .25 ) – ( 0 .25 ) 12 .10
2024 10 .87 0 .35 0 .68 1 .03 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
R-6 shares
2026 12 .10 0 .31 2 .04 2 .35 ( 0 .51 ) – ( 0 .51 ) 13 .94
2025 11 .60 0 .33 0 .43 0 .76 ( 0 .26 ) – ( 0 .26 ) 12 .10
2024 10 .86 0 .36 0 .68 1 .04 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
19 .46% (c) ,(d) $ 49,579 1 .21% (e) ,(f) 1 .97% 99 .6%
6 .18 (d) 44,013 1 .20 (e) ,(f) 2 .50 85 .9
9 .27 (d) 49,508 1 .20 (e) 2 .81 84 .0
( 3 .63 ) (d) 73,729 1 .20 (e) 2 .46 72 .4
0 .95 (d) 150,176 1 .20 (e) 2 .34 90 .9
20 .02 1,398,078 0 .84 (e) ,(f) 2 .34 99 .6
6 .59 1,314,610 0 .84 (e) ,(f) 2 .85 85 .9
9 .61 1,517,536 0 .83 (e) 3 .20 84 .0
( 3 .32 ) 2,002,048 0 .83 (e) 2 .93 72 .4
1 .35 2,624,597 0 .83 (e) 2 .61 90 .9
19 .99 1,206,985 0 .79 (e) ,(f) 2 .38 99 .6
6 .64 1,086,421 0 .79 (e) ,(f) 2 .89 85 .9
9 .78 1,550,184 0 .78 (e) 3 .27 84 .0
( 3 .26 ) 1,416,444 0 .77 (e) 2 .96 72 .4
1 .45 1,853,422 0 .77 (e) 2 .61 90 .9
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Subject to Manager's contractual expense limit.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL LISTED INFRASTRUCTURE FUND
Institutional shares
2026 $ 11 .60 $ 0 .29 $ 1 .17 $ 1 .46 ( $ 0 .19 ) ( $ 0 .11 ) ( $ 0 .30 ) $ 12 .76
2025 11 .35 0 .23 0 .63 0 .86 ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 11 .60
2024 10 .40 0 .29 1 .46 1 .75 ( 0 .29 ) ( 0 .51 ) ( 0 .80 ) 11 .35
2023(c) 10 .00 0 .29 0 .24 0 .53 ( 0 .08 ) ( 0 .05 ) ( 0 .13 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .79% $ 107,807 0 .65% (b) 2 .36% 48 .1%
8 .28 123,464 0 .74 (b) 1 .98 36 .7
17 .62 19,595 0 .88 (b) 2 .83 39 .8
5 .26 (d) 16,009 0 .88 (b) ,(e) 2 .84 (e) 46 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Period from September 22, 2022, date operations commenced, through August 31, 2023.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL MACRO FUND
(b)
R-6 shares
2026(c) $ 10 .00 $ 0 .22 $ 1 .13 $ 1 .35 ( $ 0 .02 ) ( $ 0 .02 ) $ 11 .33

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
13 .58% (d) $ 172,433 0 .79% (e) ,(f) 2 .54% (e) 0 .0% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Period from November 14, 2025, date operations commenced, through August 31, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL MULTI-STRATEGY FUND
(b)
Class A shares
2026 $ 11 .53 $ 0 .24 $ 1 .07 $ 1 .31 ( $ 0 .28 ) ( $ 0 .33 ) ( $ 0 .61 ) $ 12 .23
2025 10 .92 0 .28 0 .46 0 .74 ( 0 .13 ) – ( 0 .13 ) 11 .53
2024 10 .36 0 .34 0 .53 0 .87 ( 0 .31 ) – ( 0 .31 ) 10 .92
2023 11 .06 0 .22 0 .25 0 .47 ( 0 .59 ) ( 0 .58 ) ( 1 .17 ) 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) ( 0 .41 ) 11 .06
Institutional shares
2026 11 .75 0 .28 1 .09 1 .37 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .47
2025 11 .13 0 .32 0 .48 0 .80 ( 0 .18 ) – ( 0 .18 ) 11 .75
2024 10 .56 0 .39 0 .54 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .13
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .24
R-6 shares
2026 11 .77 0 .30 1 .10 1 .40 ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 12 .51
2025 11 .14 0 .34 0 .47 0 .81 ( 0 .18 ) – ( 0 .18 ) 11 .77
2024 10 .57 0 .38 0 .55 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .14
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .25

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
11 .72% (c) $ 36,987 1 .71% 1 .69% (d) 2 .06% 182 .1%
6 .87 (c) 33,588 1 .78 1 .75 (d) 2 .53 138 .7
8 .65 (c) 35,790 2 .04 (e) 1 .89 (d) ,(e) 3 .20 146 .9
4 .79 (c) 38,521 2 .27 (f) 2 .04 (d) ,(f) 2 .13 147 .0
( 2 .60 ) (c) 38,252 2 .41 (f) 2 .08 (d) ,(f) 0 .47 123 .2
12 .00 457,789 1 .41 (f) 1 .39 (d) ,(f) 2 .33 182 .1
7 .29 265,373 1 .44 (f) 1 .41 (d) ,(f) 2 .87 138 .7
9 .09 256,208 1 .61 (e) ,(f) 1 .46 (d) ,(e) ,(f) 3 .67 146 .9
5 .35 343,287 1 .77 (f) 1 .54 (d) ,(f) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (f) 1 .63 (d) ,(f) 0 .92 123 .2
12 .25 142,388 1 .27 (f) 1 .25 (d) ,(f) 2 .49 182 .1
7 .37 130,591 1 .33 (f) 1 .30 (d) ,(f) 2 .98 138 .7
9 .08 122,722 1 .56 (e) ,(f) 1 .41 (d) ,(e) ,(f) 3 .54 146 .9
5 .35 69,004 1 .74 (f) 1 .51 (d) ,(f) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (f) 1 .58 (d) ,(f) 0 .88 123 .2
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(e) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2026 $ 13 .48 $ 0 .37 $ 2 .42 $ 2 .79 ( $ 0 .34 ) ( $ 0 .13 ) ( $ 0 .47 ) $ 15 .80
2025 12 .44 0 .34 1 .21 1 .55 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 13 .48
2024 10 .79 0 .32 1 .75 2 .07 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .44
2023 9 .39 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
R-3 shares
2026 13 .15 0 .29 2 .35 2 .64 ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 15 .37
2025 12 .15 0 .26 1 .19 1 .45 ( 0 .33 ) ( 0 .12 ) ( 0 .45 ) 13 .15
2024 10 .55 0 .24 1 .72 1 .96 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 12 .15
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
R-5 shares
2026 13 .38 0 .32 2 .41 2 .73 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 15 .67
2025 12 .36 0 .32 1 .19 1 .51 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 13 .38
2024 10 .72 0 .28 1 .75 2 .03 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 12 .36
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
R-6 shares
2026 13 .50 0 .35 2 .45 2 .80 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 15 .83
2025 12 .46 0 .35 1 .20 1 .55 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 13 .50
2024 10 .80 0 .31 1 .77 2 .08 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .46
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
21 .24% $ 112,912 0 .29% (b) ,(c) 2 .52% 79 .5%
13 .45 82,259 0 .31 (b) ,(c) 2 .77 28 .1
19 .71 85,820 0 .33 (b) ,(d) 2 .79 19 .5
18 .18 65,622 0 .32 (b) ,(e) 2 .93 37 .5
( 20 .27 ) 41,036 0 .32 (b) ,(c) 3 .09 20 .1
20 .56 25,611 0 .86 (c) 2 .03 79 .5
12 .76 13,831 0 .87 (c) 2 .22 28 .1
19 .08 13,494 0 .89 (d) 2 .18 19 .5
17 .50 12,167 0 .89 (e) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (c) 2 .47 20 .1
20 .89 27,981 0 .55 (c) 2 .19 79 .5
13 .17 31,759 0 .56 (c) 2 .59 28 .1
19 .43 16,208 0 .58 (d) 2 .49 19 .5
17 .87 14,032 0 .58 (e) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (c) 2 .82 20 .1
21 .29 1,016,865 0 .27 (b) ,(c) 2 .38 79 .5
13 .43 564,302 0 .29 (b) ,(c) 2 .87 28 .1
19 .78 1,075,562 0 .31 (b) ,(d) 2 .75 19 .5
18 .16 1,130,368 0 .30 (b) ,(e) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (b) ,(c) 3 .10 20 .1
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2026 $ 12 .32 $ 0 .19 $ 1 .22 $ 1 .41 ( $ 0 .37 ) $ – ( $ 0 .37 ) $ 13 .36
2025 10 .88 0 .16 1 .67 1 .83 ( 0 .39 ) – ( 0 .39 ) 12 .32
2024 9 .73 0 .16 1 .19 1 .35 ( 0 .20 ) – ( 0 .20 ) 10 .88
2023 8 .88 0 .16 0 .80 0 .96 ( 0 .11 ) – ( 0 .11 ) 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
R-6 shares
2026 12 .40 0 .20 1 .22 1 .42 ( 0 .37 ) – ( 0 .37 ) 13 .45
2025 10 .95 0 .16 1 .69 1 .85 ( 0 .40 ) – ( 0 .40 ) 12 .40
2024 9 .79 0 .17 1 .19 1 .36 ( 0 .20 ) – ( 0 .20 ) 10 .95
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .60% $ 20,751 1 .09% (b) ,(c) 1 .48% 56 .5%
17 .76 24,458 1 .08 (b) 1 .48 46 .2
14 .01 29,913 1 .08 (b) 1 .58 48 .7
10 .91 36,678 1 .11 (b) 1 .72 61 .8
( 27 .62 ) 49,278 1 .16 (b) 1 .81 61 .4
11 .65 279,866 1 .05 (b) ,(c) 1 .54 56 .5
17 .83 482,645 1 .04 (b) 1 .48 46 .2
14 .07 712,855 1 .03 (b) 1 .71 48 .7
11 .06 669,829 1 .05 (b) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (b) 2 .00 61 .4
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2026 $ 9 .18 $ 0 .42 $ 0 .19 $ 0 .61 ( $ 0 .42 ) ( $ 0 .42 ) $ 9 .37
2025 9 .82 0 .41 ( 0 .62 ) ( 0 .21 ) ( 0 .43 ) ( 0 .43 ) 9 .18
2024 9 .43 0 .41 0 .40 0 .81 ( 0 .42 ) ( 0 .42 ) 9 .82
2023 9 .80 0 .39 ( 0 .37 ) 0 .02 ( 0 .39 ) ( 0 .39 ) 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
Institutional shares
2026 9 .19 0 .44 0 .21 0 .65 ( 0 .45 ) ( 0 .45 ) 9 .39
2025 9 .83 0 .44 ( 0 .62 ) ( 0 .18 ) ( 0 .46 ) ( 0 .46 ) 9 .19
2024 9 .44 0 .44 0 .40 0 .84 ( 0 .45 ) ( 0 .45 ) 9 .83
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .71% (b) $ 37,595 1 .05% (c) ,(d) 0 .85% (c) ,(d) ,(e) 4 .38% 45 .2%
( 2 .26 ) (b) ,(f) 30,644 1 .07 (c) ,(d) 0 .84 (c) ,(d) ,(e) 4 .27 85 .7
8 .89 (b) ,(f) 34,864 1 .08 (c) ,(d) 0 .85 (c) ,(d) ,(e) 4 .28 70 .1
0 .33 (b) 41,241 1 .05 (c) 0 .84 (c) ,(e) 4 .17 41 .4
( 13 .42 ) (b) 49,013 0 .90 (c) 0 .84 (c) ,(e) 3 .32 52 .4
7 .11 145,846 0 .77 (c) ,(d) 0 .57 (c) ,(d) ,(e) 4 .67 45 .2
( 2 .00 ) (f) 128,029 0 .80 (c) ,(d) 0 .57 (c) ,(d) ,(e) 4 .56 85 .7
9 .19 (f) 118,866 0 .80 (c) ,(d) 0 .57 (c) ,(d) ,(e) 4 .55 70 .1
0 .72 94,169 0 .77 (c) 0 .56 (c) ,(e) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (c) 0 .56 (c) ,(e) 3 .57 52 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.
(d) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(e) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2026 $ 19 .58 $ 0 .19 $ 2 .98 $ 3 .17 ( $ 0 .21 ) ( $ 0 .35 ) ( $ 0 .56 ) $ 22 .19
2025 19 .19 0 .21 1 .00 1 .21 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 19 .58
2024 16 .45 0 .24 2 .90 3 .14 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 19 .19
2023 15 .94 0 .22 1 .31 1 .53 ( 0 .23 ) ( 0 .79 ) ( 1 .02 ) 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
Class C shares
2026 19 .35 0 .04 2 .93 2 .97 ( 0 .05 ) ( 0 .35 ) ( 0 .40 ) 21 .92
2025 18 .96 0 .06 1 .00 1 .06 ( 0 .07 ) ( 0 .60 ) ( 0 .67 ) 19 .35
2024 16 .25 0 .11 2 .86 2 .97 ( 0 .11 ) ( 0 .15 ) ( 0 .26 ) 18 .96
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
Institutional shares
2026 19 .71 0 .25 3 .00 3 .25 ( 0 .26 ) ( 0 .35 ) ( 0 .61 ) 22 .35
2025 19 .32 0 .26 1 .00 1 .26 ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 19 .71
2024 16 .55 0 .29 2 .92 3 .21 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 19 .32
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
R-6 shares
2026 19 .83 0 .27 3 .01 3 .28 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 22 .48
2025 19 .42 0 .28 1 .01 1 .29 ( 0 .28 ) ( 0 .60 ) ( 0 .88 ) 19 .83
2024 16 .64 0 .30 2 .93 3 .23 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 19 .42
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .48% (b) $ 199,065 1 .12% (c) 0 .92% 24 .0%
6 .42 (b) 180,264 1 .12 (c) 1 .11 25 .9
19 .36 (b) 178,959 1 .12 (c) 1 .37 37 .3
10 .11 (b) 156,039 1 .12 (c) 1 .43 26 .5
( 5 .31 ) (b) 145,799 1 .12 (c) 1 .17 22 .1
15 .59 (b) 14,323 1 .87 (c) 0 .17 24 .0
5 .64 (b) 16,216 1 .87 (c) 0 .35 25 .9
18 .49 (b) 23,495 1 .87 (c) 0 .62 37 .3
9 .34 (b) 29,705 1 .87 (c) 0 .66 26 .5
( 6 .09 ) (b) 45,460 1 .87 (c) 0 .39 22 .1
16 .84 675,942 0 .85 (c) 1 .19 24 .0
6 .66 727,740 0 .85 (c) 1 .38 25 .9
19 .74 753,140 0 .85 (c) 1 .64 37 .3
10 .42 698,401 0 .85 (c) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (c) 1 .44 22 .1
16 .87 207,821 0 .78 (c) 1 .26 24 .0
6 .80 694,323 0 .78 (c) 1 .46 25 .9
19 .77 536,538 0 .79 (c) 1 .71 37 .3
10 .49 401,595 0 .79 (c) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (c) 1 .54 22 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2026 $ 9 .43 $ 0 .49 ( $ 0 .15 ) $ 0 .34 ( $ 0 .51 ) ( $ 0 .51 ) $ 9 .26
2025 9 .31 0 .43 0 .18 0 .61 ( 0 .49 ) ( 0 .49 ) 9 .43
2024 8 .68 0 .41 0 .68 1 .09 ( 0 .46 ) ( 0 .46 ) 9 .31
2023 9 .13 0 .39 ( 0 .38 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .68
2022 10 .64 0 .37 ( 1 .44 ) ( 1 .07 ) ( 0 .44 ) ( 0 .44 ) 9 .13
Class C shares
2026 9 .43 0 .41 ( 0 .14 ) 0 .27 ( 0 .44 ) ( 0 .44 ) 9 .26
2025 9 .31 0 .36 0 .18 0 .54 ( 0 .42 ) ( 0 .42 ) 9 .43
2024 8 .67 0 .34 0 .69 1 .03 ( 0 .39 ) ( 0 .39 ) 9 .31
2023 9 .13 0 .33 ( 0 .40 ) ( 0 .07 ) ( 0 .39 ) ( 0 .39 ) 8 .67
2022 10 .64 0 .30 ( 1 .45 ) ( 1 .15 ) ( 0 .36 ) ( 0 .36 ) 9 .13
Class J shares
2026 9 .07 0 .47 ( 0 .14 ) 0 .33 ( 0 .51 ) ( 0 .51 ) 8 .89
2025 8 .98 0 .42 0 .17 0 .59 ( 0 .50 ) ( 0 .50 ) 9 .07
2024 8 .38 0 .40 0 .67 1 .07 ( 0 .47 ) ( 0 .47 ) 8 .98
2023 8 .83 0 .38 ( 0 .37 ) 0 .01 ( 0 .46 ) ( 0 .46 ) 8 .38
2022 10 .32 0 .36 ( 1 .41 ) ( 1 .05 ) ( 0 .44 ) ( 0 .44 ) 8 .83
Institutional shares
2026 9 .34 0 .50 ( 0 .15 ) 0 .35 ( 0 .53 ) ( 0 .53 ) 9 .16
2025 9 .23 0 .45 0 .17 0 .62 ( 0 .51 ) ( 0 .51 ) 9 .34
2024 8 .60 0 .43 0 .68 1 .11 ( 0 .48 ) ( 0 .48 ) 9 .23
2023 9 .05 0 .41 ( 0 .38 ) 0 .03 ( 0 .48 ) ( 0 .48 ) 8 .60
2022 10 .56 0 .39 ( 1 .44 ) ( 1 .05 ) ( 0 .46 ) ( 0 .46 ) 9 .05
R-3 shares
2026 9 .27 0 .46 ( 0 .15 ) 0 .31 ( 0 .49 ) ( 0 .49 ) 9 .09
2025 9 .16 0 .41 0 .17 0 .58 ( 0 .47 ) ( 0 .47 ) 9 .27
2024 8 .54 0 .38 0 .68 1 .06 ( 0 .44 ) ( 0 .44 ) 9 .16
2023 8 .98 0 .37 ( 0 .37 ) – ( 0 .44 ) ( 0 .44 ) 8 .54
2022 10 .48 0 .35 ( 1 .43 ) ( 1 .08 ) ( 0 .42 ) ( 0 .42 ) 8 .98
R-5 shares
2026 9 .28 0 .49 ( 0 .15 ) 0 .34 ( 0 .52 ) ( 0 .52 ) 9 .10
2025 9 .17 0 .43 0 .18 0 .61 ( 0 .50 ) ( 0 .50 ) 9 .28
2024 8 .55 0 .41 0 .68 1 .09 ( 0 .47 ) ( 0 .47 ) 9 .17
2023 9 .01 0 .40 ( 0 .39 ) 0 .01 ( 0 .47 ) ( 0 .47 ) 8 .55
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) ( 0 .45 ) 9 .01
R-6 shares
2026 9 .33 0 .51 ( 0 .15 ) 0 .36 ( 0 .54 ) ( 0 .54 ) 9 .15
2025 9 .22 0 .46 0 .17 0 .63 ( 0 .52 ) ( 0 .52 ) 9 .33
2024 8 .60 0 .44 0 .67 1 .11 ( 0 .49 ) ( 0 .49 ) 9 .22
2023 9 .05 0 .42 ( 0 .38 ) 0 .04 ( 0 .49 ) ( 0 .49 ) 8 .60
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) ( 0 .47 ) 9 .05

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .64% (b) $ 587,100 1 .05% – % 5 .16% 48 .4%
6 .74 (b) 633,867 1 .04 – 4 .66 24 .8
12 .92 (b) 704,729 1 .04 – 4 .59 22 .3
0 .23 (b) 697,257 1 .05 – 4 .50 16 .5
( 10 .28 ) (b) 808,228 1 .03 – 3 .78 15 .4
2 .84 (b) 95,919 1 .81 – 4 .39 48 .4
5 .92 (b) 118,501 1 .81 – 3 .89 24 .8
12 .18 (b) 134,526 1 .80 – 3 .83 22 .3
( 0 .66 ) (b) 147,896 1 .82 – 3 .74 16 .5
( 10 .98 ) (b) 180,824 1 .79 – 3 .01 15 .4
3 .73 (b) 30,927 1 .01 – 5 .20 48 .4
6 .72 (b) 33,203 0 .99 (c) 0 .99 (d) 4 .71 24 .8
13 .10 (b) 34,095 0 .99 (c) 1 .01 (d) 4 .63 22 .3
0 .24 (b) 31,131 1 .06 (c) 1 .08 (d) 4 .49 16 .5
( 10 .38 ) (b) 36,128 1 .01 (c) 1 .03 (d) 3 .80 15 .4
3 .82 3,467,383 0 .80 – 5 .40 48 .4
6 .95 3,719,221 0 .80 – 4 .90 24 .8
13 .32 4,396,219 0 .80 – 4 .82 22 .3
0 .48 3,930,780 0 .81 (e) – 4 .74 16 .5
( 10 .14 ) 4,213,593 0 .79 (e) – 4 .01 15 .4
3 .37 2,045 1 .27 – 4 .94 48 .4
6 .51 2,206 1 .27 – 4 .43 24 .8
12 .76 1,747 1 .27 – 4 .36 22 .3
0 .11 1,981 1 .27 – 4 .26 16 .5
( 10 .53 ) 7,838 1 .26 – 3 .64 15 .4
3 .68 2,294 0 .96 – 5 .24 48 .4
6 .82 3,529 0 .96 – 4 .71 24 .8
13 .10 2,553 0 .96 – 4 .65 22 .3
0 .21 1,987 0 .96 – 4 .59 16 .5
( 10 .24 ) 2,726 0 .95 – 3 .82 15 .4
3 .93 1,255,331 0 .71 – 5 .48 48 .4
7 .06 897,789 0 .70 – 4 .99 24 .8
13 .31 959,105 0 .71 – 4 .92 22 .3
0 .59 941,791 0 .70 – 4 .85 16 .5
( 9 .97 ) 1,228,160 0 .70 – 4 .11 15 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Subject to Manager's contractual expense limit.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Global Listed
Infrastructure Fund, Global Macro Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund,
Opportunistic Municipal Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund and the
Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of Diversified Real Asset Fund, Global Macro Fund, and Global
Multi-Strategy Fund (three of the funds constituting Principal Funds, Inc. (the “Fund”)), including the consolidated schedules of investments, as of August 31, 2026, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Global
Listed Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap
Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (nine of the funds constituting the “Fund”) (collectively, together with Diversified Real Asset Fund, Global Macro Fund, and Global Multi-Strategy Fund, referred to as the “Funds”), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds (12 of the funds constituting the Fund) at August 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Individual fund constituting the Fund Statement of operations
Statements of changes
in net assets
Financial highlights
Blue Chip Fund
Bond Market Index Fund
Capital Securities Fund
Diversified Real Asset Fund
Global Multi-Strategy Fund
International Equity Index Fund
International Small Company Fund
Opportunistic Municipal Fund
Small-MidCap Dividend Income Fund
Spectrum Preferred and Capital Securities Income Fund
For the year ended
August 31, 2026
For each of the two
years in the period
ended August 31,
2026
For each of the five years in
the period ended August 31,
2026
Global Listed Infrastructure Fund
For the year ended
August 31, 2026
For each of the two
years in the period
ended August 31,
2026
For each of the three
years in the period ended
August 31, 2026 and the
period from September 22,
2022 (commencement of
operations) through August
31, 2023
Global Macro Fund
For the period from
November 14, 2025
(commencement of
operations) through
August 31, 2026
For the period from
November 14, 2025
(commencement of
operations) through
August 31, 2026
For the period from
November 14, 2025
(commencement of
operations) through August
31, 2026

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, agent banks, transfer agents and brokers; when replies were not received from agent banks, transfer agents and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
October 22, 2026

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2026, August 2026 and September
2026 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
June 2026
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 48.16% 51.84% 0.00%
August 2026
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 97.33% 0.00% 2.67%
September 2026
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 2.66% 97.34% 0.00%
Global Listed Infrastructure Fund 77.96 22.04 0.00
International Small Company Fund 0.00 100.00 0.00
Opportunistic Municipal Fund 98.83 0.00 1.17

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2026 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31, 2026 .
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following percentage of taxable ordinary income distributions
*
, or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2025 :
*For purposes of calculating DRD, "ordinary income distributions" includes dividend distributions, short term capital gains distributions, and foreign taxes paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2025 :
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended August
31, 2026 :
DRD
Blue Chip Fund 0.00%
Bond Market Index Fund 0.00
Capital Securities Fund 34.58
Diversified Real Asset Fund 12.31
Global Listed Infrastructure Fund 34.84
Global Macro Fund 0.00
Global Multi-Strategy Fund 9.17
International Equity Index Fund 0.00
International Small Company Fund 0.00
Opportunistic Municipal Fund 0.00
Small-MidCap Dividend Income Fund 100.00
Spectrum Preferred and Capital Securities Income Fund 36.71
QDI
Blue Chip Fund 0.00%
Bond Market Index Fund 0.00
Capital Securities Fund 60.67
Diversified Real Asset Fund 35.82
Global Listed Infrastructure Fund 64.24
Global Macro Fund 0.00
Global Multi-Strategy Fund 13.10
International Equity Index Fund 76.54
International Small Company Fund 77.22
Opportunistic Municipal Fund 0.00
Small-MidCap Dividend Income Fund 100.00
Spectrum Preferred and Capital Securities Income Fund 68.37
Foreign
Taxes
Per Share
International Equity Index Fund $ 0.0297
International Small Company Fund 0.0089

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2026 (unaudited)

Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2025 :
In early 2026, if applicable, shareholders of record received the above information on QDI, Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during the calendar year 2025 via Form 1099.
The funds will notify shareholders in early 2027 of amounts paid to them by the funds, if any, during the calendar year 2026 .
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns.
For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Bond Market Index Fund 100.00%
Capital Securities Fund 34.00
Diversified Real Asset Fund 17.75
Global Listed Infrastructure Fund 6.87
Global Macro Fund 100.00
Global Multi-Strategy Fund 70.71
International Equity Index Fund 0.77
International Small Company Fund 1.18
Small-MidCap Dividend Income Fund 3.62
Spectrum Preferred and Capital Securities Income Fund 31.35

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
August 31, 2026

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
August 31, 2026

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
August 31, 2026

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and other PGI sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer. Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
August 31, 2026

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) (1) approved a sub-advisory agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and Parametric Portfolio Associates LLC (“Parametric”) with respect to
PFI Global Multi-Strategy Fund and (2) approved a sub-advisory agreement between PGI and Nuveen Asset Management, LLC (“Nuveen”)
with respect to PFI Diversified Real Asset Fund.
Approval of Sub-Advisory Agreement for PFI Global Multi-Strategy Fund
On March 10, 2026, the Board of Directors of Principal Funds, Inc. (the “Board”), including a majority of Directors who are not “interested persons” of PFI, as defined in the Investment Company Act of 1940 (the “Independent Board Members”), met to consider for PFI Global
Multi-Strategy Fund (the “Fund”) the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between PGI and Parametric (the
“Sub-Advisor”) with respect to an equity long/short investment sleeve of the Fund.
As part of their review process, the Independent Board Members were represented by independent legal counsel and the Board reviewed materials received from PGI regarding the Sub-Advisor.
Based upon their review, the Independent Board Members concluded that it was in the best interests of the Fund to approve the Sub-Advisory
Agreement and, accordingly, recommended to the Board the approval of the Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Independent Board Members’ analysis, but rather the Independent Board Members considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Sub-Advisory Agreement.
Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of the services to be provided under the Sub-
Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the
Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the applicable Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance . The Board reviewed the historical one , three- and five-year performance returns, gross of proposed fees, as of
December 31, 2025, of the Sub-Advisor in a composite managed in the investment strategy for the investment sleeve of the Fund that the
Sub-Advisor is proposed to manage, as compared to historical performance returns of the current sub-advisor to the investment sleeve, relevant benchmark indexes for the sleeve and a relevant Morningstar category. The Board concluded, based upon the information provided, that the
Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability . The Board considered the proposed sub-advisory fee under the Sub-Advisory Agreement, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory
Agreement. The Board noted that although the proposed sub-advisory fee under the Sub-Advisory Agreement does not include breakpoints, the fee rate is lower than that of the prior sub-advisor and was considered reasonable for the current asset level. The Board noted that Sub-
Advisor advised that it does not have any advisory clients who benefit from a lower fee for the specific mandate that it will manage for the
Fund and that the Manager found the proposed sub-advisory fee to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee under the Sub-Advisory Agreement was reasonable.
Other Benefits . The Board also considered the character and amount of other indirect benefits to be received by the Sub-Advisor. The Board noted that the Sub-Advisor does not have any soft dollar arrangements in place with trading counterparties or service providers and that the
Manager identified no other indirect benefits to be received by the Sub-Advisor.
Overall Conclusions . Based upon all of the information considered and the conclusions reached, the Independent Board Members determined that the terms of the Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the Board approved the Sub-Advisory Agreement.
Approval of Sub-Advisory Agreement for PFI Diversified Real Asset Fund
On March 10, 2026, the Board, including a majority of the Independent Board Members, met to consider for PFI Diversified Real Asset Fund
(the “Fund”) the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between PGI and Nuveen (the “Sub-Advisor”) with respect to an existing global infrastructure investment sleeve of the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
August 31, 2026

As part of their review process, the Independent Board Members were represented by independent legal counsel and the Board reviewed materials received from PGI regarding the Sub-Advisor.
Based upon their review, the Independent Board Members concluded that it was in the best interests of the Fund to approve the Sub-Advisory
Agreement and, accordingly, recommended to the Board the approval of the Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Independent Board Members’ analysis, but rather the Independent Board Members considered a variety of factors.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Sub-Advisory Agreement.
Nature, Quality and Extent of Services . The Board considered the nature, quality and extent of the services to be provided under the Sub-
Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the
Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services to another sleeve of the Fund and to an investment sleeve of one other series of PFI that is overseen by the Board, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2025 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-
Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the applicable Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance . The Board reviewed the historical one , three- and five-year performance returns, gross of proposed fees, as of
December 31, 2025 of the Sub-Advisor in a composite managed in the investment strategy for the investment sleeve of the Fund that the
Sub-Advisor is proposed to manage, as compared to historical performance returns of a relevant benchmark index for the sleeve and a relevant
Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability . The Board considered the proposed sub-advisory fee under the Sub-Advisory Agreement, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory
Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints. The Board noted that the Sub-Advisor advised that it does not have any advisory clients who benefit from a lower fee for the specific mandate that it will manage for the Fund and that the Manager found the proposed sub-advisory fee schedules to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee schedule under the Sub-Advisory Agreement was reasonable.
Other Benefits . The Board also considered the character and amount of other indirect benefits to be received by the Sub-Advisor. The Board noted that the Sub-Advisor has soft dollar arrangements in place that are structured to comply with the safe harbor provisions of Section 28(e)
and that the Manager identified no other indirect benefits to be received by the Sub-Advisor.
Overall Conclusions . Based upon all of the information considered and the conclusions reached, the Independent Board Members determined that the terms of the Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the Board approved the Sub-Advisory Agreement.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2026 Principal Financial Services, Inc. | FV941AR-05 | 08/2026 | 5828216

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	10/13/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	10/13/2026

By	/s/ Megan Hoffmann

              Megan Hoffmann, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	10/13/2026